UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06318

CONSULTING GROUP CAPITAL MARKETS FUNDS

(Exact name of registrant as specified in charter)

2000 Westchester Avenue

Purchase, NY 10577

(Address of principal executive offices)(Zip code)

CT Corp

155 Federal Street, Suite 700

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (800) 869-3326

Date of fiscal year end:

August 31

Date of reporting period:

February 28, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking rules.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Consulting Group

Capital Markets Funds

Semi-Annual Report

»	February 28, 2018

•	Large Cap Equity Fund

•	Small-Mid Cap Equity Fund

•	International Equity Fund

•	Emerging Markets Equity Fund

•	Core Fixed Income Fund

•	High Yield Fund

•	International Fixed Income Fund

•	Municipal Bond Fund

•	Inflation-Linked Fixed Income Fund

•	Ultra-Short Term Fixed Income Fund

•	Alternative Strategies Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED  •  NO BANK GUARANTEE  •  MAY LOSE VALUE

Consulting Group

Capital Markets Funds

DEAR SHAREHOLDER,

Consulting Group Capital Markets (CGCM) Funds

Large Cap Equity Fund rose 10.6% over the six-month semi-annual period, matching the return of the Russell 1000® Index i and ahead of the 10.3% return the average performance of mutual funds included in the Lipper Large-Cap Core xix investment category. Overall, sector positioning added value relative to the benchmark, while stock selection was more mixed among sectors. The fund’s overweighting in technology and underweighting in real estate added value relative to the index, while underperformance and underweighting in the Financials (banks) and the fund’s underperformance in health care (pharmaceuticals, biotechnology) and consumer staples (food and beverage, tobacco) detracted value.

Small-Mid Cap Equity Fund increased 9.6% over the semi-annual performance period, as compared to the 8.7% increase of the Russell 2500® Index ii and the 7.9% return of the average mutual fund included in the Lipper Small-Cap Core xx investment category. The fund’s underweight exposure to the real estate and energy sectors added value relative to the index, as did positive stock selection in the consumer discretionary (consumer durables and apparel) sector. Underperformance in the technology (software and services, semiconductors) sector detracted value.

International Equity Fund returned 6.8% in the semi-annual reporting period that ended on February 28, 2018, as compared to the 7.1% increase of the MSCI EAFE® Index (Net) iv and the 6.2% return of the average mutual fund included in the Lipper International Large-Cap Core x investment category. The fund’s underweighting in Japan detracted value relative to the index, while outperformance in Germany and Switzerland added value. Underperformance in the consumer discretionary (consumer services) sector detracted value, while outperformance in consumer staples (food and beverage, tobacco) added value.

Emerging Markets Equity Fund registered a six-month return of 10.2%, underperforming the 10.6% return of the MSCI Emerging Markets Index (Net) iii, but outperforming the 9.3% return of the average mutual fund included in the Lipper Emerging Markets Funds Average xi investment category. Relative to the index, the fund’s overweighting in Turkey and underperformance in Brazil and Korea detracted value relative to the index, while outperformance in South Africa and Taiwan added value. Underperformance in health care (pharmaceuticals and biotechnology) detracted value, while outperformance in consumer discretionary (consumer services) added value.

Core Fixed Income Fund declined 2.2% in the six-month period, matching the return of the Bloomberg Barclays U.S. Aggregate Bond™ Index v, but slightly underperforming the 2.1% decline of the average mutual fund included in the Lipper Core Bond Funds Average xii investment category. While the fund’s security and sector selection generally was positive over this period, more recent performance was hurt by rate and duration positioning. Despite differences in positioning, the three sub advisors’ returns were relatively similar for the period. Overall, the fund ended the period with a duration slightly above that of the benchmark and with an average quality slightly below that of the benchmark.

High Yield Fund returned 0.8% in the semi-annual reporting period, behind the 1.1% return of the Bloomberg Barclays U.S. Corporate High Yield Bond Index vi and the 1.0% average return of mutual funds included in the Lipper High Yield Funds Average xiii investment category. The fund benefited from an underweight position in the underperforming BB-rated quality segment and from a slight overweight position in CCC-rated bonds. Additionally, positive credit selection, especially in the services and health care sectors, aided performance. However, selection in the energy and utilities sectors detracted from performance. In energy, which was the index’s best performing sector, the portfolio’s focus on higher quality exploration and production companies and underexposure to the more volatile oilfield services companies was a detriment to performance.

I

International Fixed Income Fund increased 1.2% on an absolute basis, outperforming the 0.7% return of the Citigroup Non-USD World Government Bond Index (USD) Hedged xiv, but underperforming the 1.4% return for the average mutual fund included in the Lipper International Income Funds Average xv investment category. A long dollar bias versus the euro and Japanese yen detracted from performance as these currencies appreciated relative to the U.S. dollar, while an underweight to U.K. duration contributed to performance as UK interest rates rose. Emerging market interest rate strategies were positive for performance, including exposure to Brazilian local rates and short exposure to South Korean local rates. Additionally, an underweight to U.K. duration contributed to performance as UK interest rates rose.

Municipal Bond Fund six-month loss of 1.4% in the period ended February 28, 2018, fell short of the 1.2% loss of the Bloomberg Barclays U.S. Municipal Bond Index vii, as well as the 0.9% decrease in the average mutual fund included in the Lipper General & Insured Municipal Debt Funds Average xvi investment category. The fund began the period ahead of the index, but fell behind in the latter half of the period as rates rose and the fund’s overweight position in long-dated securities, particularly 20 years and longer, detracted from performance.

Inflation-Linked Fixed Income Fund returned -1.0%, outperforming the 1.2% loss of the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index viii and matching the -1.0% return of the average mutual fund included in the Lipper Inflation Protected Bond Funds Average Investment xvii category. U.S. interest rate strategies, including an overall underweight to duration, added to performance, as did short positioning in U.K. rates, and the fund’s long U.S. positioning versus U.K. and Eurozone breakevens. Select holdings of non-Agency mortgages contributed to returns; however, this was offset by a modest drag from tactical exposures to higher carry emerging markets currencies including the Argentine peso.

Ultra-Short Term Fixed Income Fund returned 1.1%, outperforming the Citigroup 3-Month U.S. Treasury Bill Index ix and the average return of the mutual funds included in the Lipper Ultra-Short Obligations Funds Average Investment xviii category, both of which returned 0.6%. Underweight exposure to the front-end of the U.S. yield curve contributed to performance as front-end interest rates increased. Additionally, an emphasis in high quality spread sectors such as mortgages and investment grade credit benefited performance, while select exposures to high yield corporate credit detracted from performance.

We thank you for your continued confidence in Morgan Stanley Wealth Management and support as shareholders of the CGCM Funds.

Sincerely,

Paul Ricciardelli

Chief Executive Officer

II

Although the statements of fact and data contained herein have been obtained from, and are based upon, sources the firm believes reliable, we do not guarantee their accuracy, and any such information may be incomplete or condensed. All opinions included in this report constitute the firm’s judgment as of the date herein, and are subject to change without notice. This material is for informational purposes only, and is not intended as an offer or solicitation with respect to the purchase or sale of any security. This report may contain forward-looking statements, and there can be no guarantee that they will come to pass. The index returns shown are preliminary and subject to change. Past performance is not a guarantee of future results.

Index Definitions

i.	The Russell 1000® Index measures the performance of the 1,000 largest U.S. companies based on the market capitalization. Please note that an investor cannot invest directly in an index.
ii.	The Russell 2500® Index measures the performance of the 2,500 smallest companies in the Russell 3000® Index. Please note that an investor cannot invest directly in an index.
iii.	The MSCI Emerging Markets (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index (Net) consists of the following 21 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, South Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
iv.	The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
v.	The Bloomberg Barclays U.S. Aggregate Bond™ Index is a broad-based index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related, and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
vi.	The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the market of U.S. dollar-denominated, non-investment grade, fixed rate, taxable corporate bonds. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
vii.	The Bloomberg Barclays U.S. Municipal Bond Index covers the U.S. dollar-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
viii.	The Bloomberg Barclays Capital Treasury Inflation Protected Securities (TIPS) Index — The Bloomberg Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 / BBB- or better), have at least one year to final maturity, and at least $250 million par amount outstanding
ix.	The Citigroup 3-Month U.S. Treasury Bill Index — Equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the index. The index is rebalanced monthly by market capitalization.
x.	The Lipper International Large-Cap Core Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that, by portfolio practice, invest at least 75% of their equity assets in companies outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper’s international large-cap floor. International large-cap core funds typically have average characteristics compared to their large-cap-specific subset of the MSCI EAFE Index. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.
xi.	The Lipper Emerging Markets Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that seek long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where “emerging market” is defined by a country’s GNP per capita or other economic measures. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.
xii.	The Lipper Core Bond Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that invest at least 85% of their assets in domestic investment-grade debt issues (rated in top four grades) with any remaining in investment in nonbenchmark sectors such as high-yield, global, and emerging market debt. These funds maintain dollar-weighted average maturities of five to ten years. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.
xiii.	The Lipper High Yield Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.
xiv.	The Citigroup Non-USD World Government Bond Index (USD) Hedged and Unhedged are each sub-indices of the Citigroup World Government Bond Index (WGBI), which is comprised of the global sovereign debt of over 20 countries representative in the Americas, EMEA, EMU, Asia Pacific, and Japan regions. The Non-U.S. Dollar WGBI includes all WGBI markets except the United States and is stated in U.S. dollar hedged or unhedged base currency terms. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
xv.	The Lipper International Income Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that state in their prospectus that they invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.
xvi.	The Lipper General & Insured Municipal Debt Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that either invest primarily in municipal debt issues rated in the top four credit ratings or invest primarily in municipal debt issues insured as to timely payment. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.
xvii.	The Lipper Inflation Protected Bond Funds Average — These are equally weighted total returns using all the active funds available within the category Lipper analytical averages are an average of all funds in the specified investment objective’s universe. Averages include all funds in the group in existence for the period. The number of component funds always changes. Inflation protected bond funds invest primarily in inflation-indexed fixed income securities issued in the United States. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation.
xviii.	The Lipper Ultra-Short Obligations Funds Average — These are equally weighted total returns using all the active funds available within the category. Lipper analytical averages are an average of all funds in the specified investment objective’s universe. Averages include all funds in the group in existence for the period. The number of component funds always changes. Ultra short obligations funds invest primarily in investment-grade debt issues or better and maintain a portfolio dollar-weighted average maturity between 91 days and 365 days.
xix.	The Lipper Large-Cap Core investment category — Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

III

xx.	The Lipper Small-Cap Core investment Category — Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

IV

Risk Consideration

Equity securities may fluctuate in response to news on companies, industries, market conditions, and general economic environment.

Investing in foreign markets entails risks not typically associated with domestic markets, such as currency fluctuations and controls, restrictions on foreign investments, less governmental supervision and regulation, and the potential for political instability. These risks may be magnified in countries with emerging markets and frontier markets, since these countries may have relatively unstable governments and less established markets and economies.

Investing in small- to medium-sized companies entails special risks, such as limited product lines, markets, and financial resources, and greater volatility than securities of larger, more established companies.

The value of fixed income securities will fluctuate and, upon a sale, may be worth more or less than their original cost or maturity value. Bonds are subject to interest rate risk, call risk, reinvestment risk, liquidity risk, and credit risk of the issuer.

High yield bonds (bonds rated below investment grade) may have speculative characteristics and present significant risks beyond those of other securities, including greater credit risk, price volatility, and limited liquidity in the secondary market. High yield bonds should comprise only a limited portion of a balanced portfolio.

Yields are subject to change with economic conditions. Yield is only one factor that should be considered when making an investment decision.

Asset allocation and diversification do not assure a profit or protect against loss in declining financial markets.

The indices are unmanaged. An investor cannot invest directly in an index. They are shown for illustrative purposes only and do not represent the performance of any specific investment.

Because of their narrow focus, sector investments tend to be more volatile than investments that diversify across many sectors and companies.

Growth investing does not guarantee a profit or eliminate risk. The stocks of these companies can have relatively high valuations. Because of these high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations.

Value investing does not guarantee a profit or eliminate risk. Not all companies whose stocks are considered to be value stocks are able to turn their business around or successfully employ corrective strategies which would result in stock prices that do not rise as initially expected.

V

Performance of the Consulting Group Capital Markets Funds For the Six Months Ended February 28, 2018†* (unaudited)

Large Cap Equity Fund	10.58%
Russell 1000® Index (1)	10.62

Small-Mid Cap Equity Fund	9.56
Russell 2500® Index (2)	8.71

International Equity Fund	6.79
MSCI EAFE® Index (Net) (3)	7.12

Emerging Markets Equity Fund	10.18
MSCI Emerging Markets Index (Net) (4)	10.58

Core Fixed Income Fund	-2.17
Bloomberg Barclays U.S. Aggregate BondTM Index (5)	-2.18

High Yield Fund	0.81
Bloomberg Barclays U.S. Corporate High Yield Bond Index (6)	1.07

International Fixed Income Fund	1.21
Citigroup Non-USD World Government Bond Index (USD) Hedged (7)	0.69

Municipal Bond Fund	-1.44
Bloomberg Barclays U.S. Municipal Bond Index (8)	-1.24

Inflation-Linked Fixed Income Fund	-1.03
Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (9)	-1.22

Ultra-Short Term Fixed Income Fund	1.05
Citigroup 3-Month U.S. Treasury Bill Index (10)	0.58

Alternative Strategies Fund**	-0.20
HFRX Global Hedge Fund Index (11)	-0.96

See pages VII through VIII for all footnotes.

VI

FOOTNOTES

†	All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. To obtain performance data current to the most recent month-end, please visit our website at https://www.morganstanley.com/cgcm.

*	The Funds are available only to investors participating in Morgan Stanley approved advisory programs. These programs charge an annual fee, which may be up to 2.50%.

**	The values shown represent the period from Fund inception (February 15, 2018) through the period end February 28, 2018.

1.	The Russell 1000® Index measures the performance of the 1,000 largest U.S. companies based on the market capitalization. Please note that an investor cannot invest directly in an index.

2.	The Russell 2500® Index includes the smallest 2,500 U.S. companies out of the Russell 3000® Index universe. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

3.	The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE®) Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE® Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

4.	The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index (Net) consists of the following 21 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, South Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to nonresident institutional investors who do not benefit from double taxation treaties. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

5.	The Bloomberg Barclays U.S. Aggregate BondTM Index is a broad-based index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related, and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

6.	The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the market of U.S. dollar-denominated, non-investment grade, fixed rate, taxable corporate bonds. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

VII

7.	The Citigroup Non-USD World Government Bond Index (USD) Hedged and Unhedged are each sub-indices of the Citigroup World Government Bond Index (WGBI), which is comprised of the global sovereign debt of over 20 countries representative in the Americas, EMEA, EMU, Asia Pacific, and Japan regions. The Non-U.S. Dollar WGBI includes all WGBI markets except the United States and is stated in U.S. dollar hedged or unhedged base currency terms. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

8.	The Bloomberg Barclays U.S. Municipal Bond Index covers the U.S. dollar-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

9.	The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index is an unmanaged market index comprised of all US Treasury Inflation Protected Securities rated investment grade (Baa3/BBB- or better), have at lease one year to final maturity, and at least $250 million par amount outstanding.

10.	The Citigroup 3-Month U.S. Treasury Bill Index — Equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the index. The index is rebalanced monthly by market capitalization.

11.	The HFRX Global Hedge Fund Index — The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry. Hedge Fund Research, Inc. (HFR) utilizes a UCITSIII compliant methodology to construct the HFRX Hedge Fund Indices. The methodology is based on defined and predetermined rules and objective criteria to select and rebalance components to maximize representation of the Hedge Fund Universe. HFRX Indices utilize state-of-the-art quantitative techniques and analysis; multi-level screening, cluster analysis, Monte-Carlo simulations and optimization techniques ensure that each Index is a pure representation of its corresponding investment focus.

VIII

Fund Expenses

(unaudited)

Example

As a shareholder of a Fund, you may incur two types of costs: (1) annual advisory program fees, which may be up to 2.50%; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested on September 1, 2017 and held for the six months ended February 28, 2018.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account during this period, divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

Fund	Total Return Without Annual Advisory Program Fees(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratios(3)	Expense Paid During the Period(4)
Large Cap Equity Fund	10.58%	$1,000.00	$1,105.80	0.48%	$2.51
Small-Mid Cap Equity Fund	9.56%	1,000.00	1,095.60	0.61%	3.17
International Equity Fund	6.79%	1,000.00	1,067.90	0.65%	3.33
Emerging Markets Equity Fund	10.18%	1,000.00	1,101.80	0.78%	4.06
Core Fixed Income Fund	-2.17%	1,000.00	978.30	0.56%	2.75
High Yield Fund	0.81%	1,000.00	1,008.10	0.94%	4.68
International Fixed Income Fund	1.21%	1,000.00	1,012.10	0.99%	4.94
Municipal Bond Fund	-1.44%	1,000.00	985.60	0.78%	3.84
Inflation-Linked Fixed Income Fund	-1.03%	1,000.00	989.70	1.16%	5.72
Ultra-Short Term Fixed Income Fund	1.05%	1,000.00	1,010.50	0.63%	3.14
Alternative Strategies Fund(5)	-0.20%	1,000.00	998.00	1.95%	0.69

(1)	For the six months ended February 28, 2018.
(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable advisory program charge, which may be up to 2.50% depending on the particular program through which you invest. Total return is not annualized as it may not be representative of the total return for the year. Performance figure may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expenses reimbursements, the total return would have been lower.
(3)	Annualized Expense Ratios are based on the most recent 6 month expense ratios which may differ from net expense ratios in the Financial Highlights except for Alternative Strategies Fund, which is based on the period from Fund inception (February 15, 2018 commencement of Offering) through the period end February 28, 2018.
(4)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, then divided by 365 days (to reflect the one-half year period) except for Alternative Strategies Fund, which is equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (13 days), then divided by 365 days (to reflect the period since inception).
(5)	The period from Fund inception (February 15, 2018 commencement of Offering) through the period end February 28, 2018.

Fund Expenses

(unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5.00% hypothetical example relating to a Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any advisory program annual fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these advisory program annual fees were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratios(2)	Expense Paid During the Period(3)
Large Cap Equity Fund	5.00%	$1,000.00	$1,022.41	0.48%	$2.41
Small-Mid Cap Equity Fund	5.00%	1,000.00	1,021.77	0.61%	3.06
International Equity Fund	5.00%	1,000.00	1,021.57	0.65%	3.26
Emerging Markets Equity Fund	5.00%	1,000.00	1,020.93	0.78%	3.91
Core Fixed Income Fund	5.00%	1,000.00	1,022.02	0.56%	2.81
High Yield Fund	5.00%	1,000.00	1,020.13	0.94%	4.71
International Fixed Income Fund	5.00%	1,000.00	1,019.89	0.99%	4.96
Municipal Bond Fund	5.00%	1,000.00	1,020.93	0.78%	3.91
Inflation-Linked Fixed Income Fund	5.00%	1,000.00	1,019.04	1.16%	5.81
Ultra-Short Term Fixed Income Fund	5.00%	1,000.00	1,021.67	0.63%	3.16
Alternative Strategies Fund(4)	5.00%	1,000.00	1,001.09	1.95%	0.69

(1)	For the six months ended February 28, 2018.
(2)	Annualized Expense Ratios are based on the most recent 6 month expense ratios which may differ from net expense ratios in the Financial Highlights except for Alternative Strategies Fund, which is based on the period from Fund inception (February 15, 2018 commencement of Offering) through the period end February 28, 2018.
(3)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (181 days) in the most recent fiscal half-year, then divided by 365 days (to reflect the one-half year period) except for Alternative Strategies Fund, which is equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (13 days), then divided by 365 days (to reflect the period since inception).
(4)	The period from Fund inception (February 15, 2018 commencement of Offering) through the period end February 28, 2018.

Schedules of Investments

February 28, 2018 (unaudited)

Large Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS — 97.4%
CONSUMER DISCRETIONARY — 11.8%
Auto Components — 0.7%
33,416	Adient PLC	$2,073,797
65,266	Aptiv PLC	5,960,744
7,386	BorgWarner Inc.	362,505
2,934	Delphi Technologies PLC	140,098
9,060	Gentex Corp.	205,753
85,650	Goodyear Tire & Rubber Co. (The)	2,478,711
2,371	Lear Corp.	442,357
16,623	Tenneco Inc.	873,539
1,026	Visteon Corp.*	127,060

	Total Auto Components	12,664,564

Automobiles — 0.3%
134,599	Ford Motor Co.	1,428,095
44,570	General Motors Co.	1,753,830
5,867	Harley-Davidson Inc.(a)	266,244
4,593	Tesla Inc.*(a)	1,575,675
1,722	Thor Industries Inc.	222,138

	Total Automobiles	5,245,982

Distributors — 0.1%
5,031	Genuine Parts Co.	462,047
10,734	LKQ Corp.*	423,779
1,276	Pool Corp.	176,126

	Total Distributors	1,061,952

Diversified Consumer Services — 0.2%
1,788	Bright Horizons Family Solutions Inc.*	170,879
148	Graham Holdings Co., Class B Shares	85,855
7,122	H&R Block Inc.	180,400
36,819	New Oriental Education & Technology Group Inc., ADR	3,364,889
6,267	Service Corp. International	234,574
4,498	ServiceMaster Global Holdings Inc.*	231,017

	Total Diversified Consumer Services	4,267,614

Hotels, Restaurants & Leisure — 1.4%
8,509	Aramark	354,910
14,064	Carnival Corp.	941,022
5,946	Chipotle Mexican Grill Inc., Class A Shares*	1,893,266
1,151	Choice Hotels International Inc.	91,102
4,298	Darden Restaurants Inc.	396,233
4,542	Domino’s Pizza Inc.	1,010,186
2,954	Dunkin’ Brands Group Inc.	176,915
6,599	Extended Stay America Inc.	132,178
2,598	Hilton Grand Vacations Inc.*	112,130
7,490	Hilton Worldwide Holdings Inc.	605,117
1,591	Hyatt Hotels Corp., Class A Shares*	122,937
3,830	International Game Technology PLC	101,495
12,467	Las Vegas Sands Corp.	907,722
10,500	Marriott International Inc., Class A Shares	1,482,705
27,593	McDonald’s Corp.	4,352,520
17,236	MGM Resorts International	589,988
6,486	Norwegian Cruise Line Holdings Ltd.*	369,053
5,926	Royal Caribbean Cruises Ltd.	750,232
2,120	Six Flags Entertainment Corp.	135,871

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY — 11.8% — (continued)
Hotels, Restaurants & Leisure — 1.4% — (continued)
48,771	Starbucks Corp.	$2,784,824
1,389	Vail Resorts Inc.	285,953
6,682	Wendy’s Co. (The)	106,578
3,463	Wyndham Worldwide Corp.	400,946
2,757	Wynn Resorts Ltd.	461,798
85,844	Yum China Holdings Inc.	3,718,762
11,653	Yum! Brands Inc.	948,321

	Total Hotels, Restaurants & Leisure	23,232,764

Household Durables — 0.4%
11,782	DR Horton Inc.	493,666
4,234	Garmin Ltd.	250,822
4,493	Leggett & Platt Inc.	195,266
9,342	Lennar Corp., Class A Shares	528,570
600	Lennar Corp., Class B Shares	27,216
2,136	Mohawk Industries Inc.*	512,384
17,087	Newell Brands Inc.	438,965
114	NVR Inc.*	324,121
9,556	PulteGroup Inc.	268,237
1,676	Tempur Sealy International Inc.*	82,845
4,963	Toll Brothers Inc.	217,528
1,582	Tupperware Brands Corp.	77,597
22,525	Whirlpool Corp.	3,658,736

	Total Household Durables	7,075,953

Internet & Direct Marketing Retail — 3.4%
25,693	Amazon.com Inc.*	38,859,378
5,155	Booking Holdings Inc.*	10,485,476
4,296	Expedia Inc.	451,811
1,701	Liberty Expedia Holdings Inc., Class A Shares*	66,781
154,682	Liberty Interactive Corp. QVC Group, Class A Shares*	4,465,670
2,812	Liberty Ventures, Series A*	150,498
14,177	Netflix Inc.*	4,130,894
3,590	TripAdvisor Inc.*	143,887
1,367	Wayfair Inc., Class A Shares*	105,833

	Total Internet & Direct Marketing Retail	58,860,228

Leisure Products — 0.1%
2,872	Brunswick Corp.	164,278
3,991	Hasbro Inc.	381,420
11,549	Mattel Inc.(a)	183,629
2,003	Polaris Industries Inc.	228,322

	Total Leisure Products	957,649

Media — 1.8%
1,691	AMC Networks Inc., Class A Shares*	88,896
162	Cable One Inc.	110,315
11,754	CBS Corp., Class B Shares	622,609
6,361	Charter Communications Inc., Class A Shares*	2,175,017
4,000	Cinemark Holdings Inc.	170,240
256,925	Comcast Corp., Class A Shares	9,303,254
4,906	Discovery Communications Inc., Class A Shares*(a)	119,314
7,601	Discovery Communications Inc., Class C Shares*	174,671
7,619	DISH Network Corp., Class A Shares*	317,636
13,546	Interpublic Group of Cos., Inc. (The)	316,976
1,383	John Wiley & Sons Inc., Class A Shares	88,858

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY — 11.8% — (continued)
Media — 1.8% — (continued)
1,064	Liberty Broadband Corp., Class A Shares*	$92,972
3,484	Liberty Broadband Corp., Class C Shares*	306,174
896	Liberty Media Corp-Liberty Formula One, Class A Shares*	28,287
6,225	Liberty Media Corp-Liberty Formula One, Class C Shares*	204,989
2,894	Liberty Media Corp-Liberty SiriusXM, Class A Shares*	121,403
5,996	Liberty Media Corp-Liberty SiriusXM, Class C Shares*	250,393
1,912	Lions Gate Entertainment Corp., Class A Shares*	53,995
3,836	Lions Gate Entertainment Corp., Class B Shares*	102,958
4,409	Live Nation Entertainment Inc.*	197,523
635	Madison Square Garden Co. (The), Class A Shares*	155,067
12,914	News Corp., Class A Shares	208,303
4,110	News Corp., Class B Shares	67,404
7,979	Omnicom Group Inc.	608,239
3,430	Regal Entertainment Group, Class A Shares	78,856
3,014	Scripps Networks Interactive Inc., Class A Shares(a)	270,838
50,070	Sirius XM Holdings Inc.(a)	314,440
7,122	TEGNA Inc.	91,589
27,049	Time Warner Inc.	2,514,475
2,537	Tribune Media Co., Class A Shares	105,717
36,019	Twenty-First Century Fox Inc., Class A Shares	1,326,220
14,285	Twenty-First Century Fox Inc., Class B Shares	520,260
12,396	Viacom Inc., Class B Shares	413,283
84,033	Walt Disney Co. (The)	8,668,844

	Total Media	30,190,015

Multiline Retail — 0.6%
9,511	Dollar General Corp.	899,645
69,152	Dollar Tree Inc.*	7,097,761
5,761	Kohl’s Corp.	380,745
10,671	Macy’s Inc.	313,834
3,997	Nordstrom Inc.	205,086
19,088	Target Corp.	1,439,426

	Total Multiline Retail	10,336,497

Specialty Retail — 2.1%
2,482	Advance Auto Parts Inc.	283,568
1,994	AutoNation Inc.*	100,119
7,315	AutoZone Inc.*	4,862,427
4,728	Bed Bath & Beyond Inc.	101,368
8,872	Best Buy Co., Inc.	642,688
2,385	Burlington Stores Inc.*	292,496
6,390	CarMax Inc.*	395,669
2,877	Dick’s Sporting Goods Inc.	92,121
718	Floor & Decor Holdings Inc., Class A Shares*	32,360
4,059	Foot Locker Inc.	186,349
3,429	GameStop Corp., Class A Shares(a)	53,801
8,175	Gap Inc. (The)	258,166
65,582	Home Depot Inc. (The)	11,953,631
8,420	L Brands Inc.	415,359
100,002	Lowe’s Cos., Inc.	8,959,179
3,798	Michaels Cos., Inc. (The)*	87,392
1,125	Murphy USA Inc.*	84,499
2,882	O’Reilly Automotive Inc.*	703,756
1,340	Penske Automotive Group Inc.	61,372
13,042	Ross Stores Inc.	1,018,450

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY — 11.8% — (continued)
Specialty Retail — 2.1% — (continued)
4,430	Sally Beauty Holdings Inc.*	$74,601
2,083	Signet Jewelers Ltd.	104,733
3,725	Tiffany & Co.	376,374
21,991	TJX Cos., Inc. (The)	1,818,216
4,357	Tractor Supply Co.	282,900
16,811	Ulta Beauty Inc.*	3,418,517
2,640	Urban Outfitters Inc.*	93,166
2,749	Williams-Sonoma Inc.	142,288

	Total Specialty Retail	36,895,565

Textiles, Apparel & Luxury Goods — 0.7%
1,612	Carter’s Inc.	188,088
12,738	Hanesbrands Inc.(a)	247,117
3,215	lululemon athletica Inc.*	260,736
4,976	Michael Kors Holdings Ltd.*	313,140
128,103	NIKE Inc., Class B Shares	8,586,744
2,728	PVH Corp.	393,596
1,815	Ralph Lauren Corp., Class A Shares	192,100
4,738	Skechers U.S.A. Inc., Class A Shares*	193,879
10,034	Tapestry Inc.	510,831
5,909	Under Armour Inc., Class A Shares*(a)	97,971
6,058	Under Armour Inc., Class C Shares*(a)	91,173
11,251	V.F. Corp.	838,987

	Total Textiles, Apparel & Luxury Goods	11,914,362

	TOTAL CONSUMER DISCRETIONARY	202,703,145

CONSUMER STAPLES — 7.8%
Beverages — 3.2%
25,740	Anheuser-Busch InBev SA, ADR	2,733,073
1,869	Brown-Forman Corp., Class A Shares	127,092
5,978	Brown-Forman Corp., Class B Shares	417,205
622,949	Coca-Cola Co. (The)	26,923,856
5,588	Constellation Brands Inc., Class A Shares	1,204,102
6,256	Dr Pepper Snapple Group Inc.	727,260
174,072	Molson Coors Brewing Co., Class B Shares	13,272,990
80,587	Monster Beverage Corp.*	5,106,798
49,388	PepsiCo Inc.	5,419,345

	Total Beverages	55,931,721

Food & Staples Retailing — 1.7%
1,273	Casey’s General Stores Inc.	142,971
45,358	Costco Wholesale Corp.	8,658,842
160,654	CVS Health Corp.	10,881,095
31,407	Kroger Co. (The)	851,758
33,229	Rite Aid Corp.*	65,461
4,088	Sprouts Farmers Market Inc.*	105,307
16,615	Sysco Corp.	991,085
7,038	US Foods Holding Corp.*	234,999
30,212	Walgreens Boots Alliance Inc.	2,081,305
49,640	Walmart Inc.	4,468,096

	Total Food & Staples Retailing	28,480,919

Food Products — 1.5%
182,131	Archer-Daniels-Midland Co.	7,562,079
3,385	Blue Buffalo Pet Products Inc.*	135,603

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER STAPLES — 7.8% — (continued)
Food Products — 1.5% — (continued)
4,893	Bunge Ltd.	$369,079
6,004	Campbell Soup Co.	258,472
13,431	Conagra Brands Inc.	485,262
5,576	Flowers Foods Inc.	115,646
19,640	General Mills Inc.	992,802
3,315	Hain Celestial Group Inc. (The)*	115,296
4,813	Hershey Co. (The)	472,925
9,407	Hormel Foods Corp.	305,351
2,497	Ingredion Inc.	326,208
3,790	J.M. Smucker Co. (The)	478,677
8,472	Kellogg Co.	560,847
20,766	Kraft Heinz Co. (The)	1,392,360
4,974	Lamb Weston Holdings Inc.	269,044
22,174	McCormick & Co., Inc.	2,367,740
210,289	Mondelez International Inc., Class A Shares	9,231,687
1,992	Pilgrim’s Pride Corp.*	50,198
4,076	Pinnacle Foods Inc.	219,941
2,238	Post Holdings Inc.*	169,596
9	Seaboard Corp.	36,468
1,995	TreeHouse Foods Inc.*	75,850
9,619	Tyson Foods Inc., Class A Shares	715,461

	Total Food Products	26,706,592

Household Products — 0.7%
8,595	Church & Dwight Co., Inc.	422,788
4,456	Clorox Co. (The)	575,181
29,753	Colgate-Palmolive Co.	2,052,065
2,073	Energizer Holdings Inc.	112,937
12,236	Kimberly-Clark Corp.	1,357,217
88,523	Procter & Gamble Co. (The)	6,950,826
771	Spectrum Brands Holdings Inc.(a)	76,105

	Total Household Products	11,547,119

Personal Products — 0.1%
16,251	Coty Inc., Class A Shares	313,969
2,079	Edgewell Personal Care Co.*	104,262
7,534	Estee Lauder Cos., Inc. (The), Class A Shares	1,043,007
2,149	Herbalife Ltd.*	197,923
1,779	Nu Skin Enterprises Inc., Class A Shares	125,242

	Total Personal Products	1,784,403

Tobacco — 0.6%
65,998	Altria Group Inc.	4,154,574
53,657	Philip Morris International Inc.	5,556,182

	Total Tobacco	9,710,756

	TOTAL CONSUMER STAPLES	134,161,510

ENERGY — 5.8%
Energy Equipment & Services — 1.3%
14,905	Baker Hughes a GE Co.	393,492
157,709	Halliburton Co.	7,320,852
3,671	Helmerich & Payne Inc.	236,963
11,171	Nabors Industries Ltd.	72,276
123,489	National Oilwell Varco Inc.	4,333,229
3,133	Oceaneering International Inc.	57,584

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
ENERGY — 5.8% — (continued)
Energy Equipment & Services — 1.3% — (continued)
7,182	Patterson-UTI Energy Inc.	$129,779
1,750	RPC Inc.(a)	34,370
139,676	Schlumberger Ltd.	9,168,333
13,462	Transocean Ltd.*	122,639
28,356	Weatherford International PLC*(a)	74,576

	Total Energy Equipment & Services	21,944,093

Oil, Gas & Consumable Fuels — 4.5%
18,907	Anadarko Petroleum Corp.	1,078,455
5,457	Andeavor	489,056
7,956	Antero Resources Corp.*	149,652
13,148	Apache Corp.	449,004
15,885	Cabot Oil & Gas Corp.	383,782
4,556	Centennial Resource Development Inc., Class A Shares*	86,929
7,166	Cheniere Energy Inc.*	376,358
32,723	Chesapeake Energy Corp.*(a)	92,279
116,753	Chevron Corp.	13,066,996
3,270	Cimarex Energy Co.	314,214
7,278	CNX Resources Corp.*	116,958
5,088	Concho Resources Inc.*	767,270
156,564	ConocoPhillips	8,502,991
1,139	CONSOL Energy Inc.*	36,095
3,007	Continental Resources Inc.*	142,863
18,302	Devon Energy Corp.	561,322
3,428	Diamondback Energy Inc.*	427,266
3,354	Energen Corp.*	183,497
63,766	EOG Resources Inc.	6,467,148
8,212	EQT Corp.	413,146
4,350	Extraction Oil & Gas Inc.*	52,548
146,593	Exxon Mobil Corp.	11,102,954
4,531	Gulfport Energy Corp.*	43,951
9,772	Hess Corp.	443,844
6,134	HollyFrontier Corp.	262,719
66,484	Kinder Morgan Inc.	1,077,041
7,953	Kosmos Energy Ltd.*	42,867
5,890	Laredo Petroleum Inc.*	49,417
395,814	Marathon Oil Corp.	5,747,219
16,734	Marathon Petroleum Corp.	1,071,980
5,627	Murphy Oil Corp.	142,644
6,657	Newfield Exploration Co.*	155,308
16,625	Noble Energy Inc.	495,924
116,295	Occidental Petroleum Corp.	7,628,952
13,063	ONEOK Inc.	735,839
8,118	Parsley Energy Inc., Class A Shares*	205,223
3,964	PBF Energy Inc., Class A Shares	116,185
15,067	Phillips 66	1,361,605
35,841	Pioneer Natural Resources Co.	6,101,213
8,260	QEP Resources Inc.*	71,201
7,360	Range Resources Corp.	97,814
4,681	RSP Permian Inc.*	179,329
3,814	SM Energy Co.	69,949
16,195	Southwestern Energy Co.*	57,816
104,095	Suncor Energy Inc.	3,426,807
7,396	Targa Resources Corp.	330,231
15,106	Valero Energy Corp.	1,365,885

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
ENERGY — 5.8% — (continued)
Oil, Gas & Consumable Fuels — 4.5% — (continued)
3,260	Whiting Petroleum Corp.*	$88,705
28,569	Williams Cos., Inc. (The)	793,075
1,986	World Fuel Services Corp.	45,380
13,652	WPX Energy Inc.*	192,903

	Total Oil, Gas & Consumable Fuels	77,661,809

	TOTAL ENERGY	99,605,902

FINANCIALS — 12.1%
Banks — 4.0%
5,221	Associated Banc-Corp.	128,959
335,253	Bank of America Corp.	10,761,621
1,465	Bank of Hawaii Corp.	120,145
3,980	Bank of the Ozarks	198,562
3,359	BankUnited Inc.	135,099
157,617	BB&T Corp.	8,566,484
861	BOK Financial Corp.	81,321
4,542	CIT Group Inc.	240,953
91,464	Citigroup Inc.	6,904,617
17,000	Citizens Financial Group Inc.	739,330
5,982	Comerica Inc.	581,570
3,233	Commerce Bancshares Inc.	186,770
1,939	Cullen/Frost Bankers Inc.	201,637
5,010	East West Bancorp Inc.	328,405
24,384	Fifth Third Bancorp	805,891
1,925	First Hawaiian Inc.	53,496
10,040	First Horizon National Corp.	191,262
44,485	First Republic Bank	4,128,208
11,448	FNB Corp.	160,501
37,289	Huntington Bancshares Inc.	585,437
119,416	JPMorgan Chase & Co.	13,792,548
36,982	KeyCorp	781,430
4,884	M&T Bank Corp.	927,179
4,306	PacWest Bancorp	224,515
11,809	People’s United Financial Inc.	226,024
2,442	Pinnacle Financial Partners Inc.	157,631
16,750	PNC Financial Services Group Inc. (The)	2,640,805
3,569	Popular Inc.	149,934
2,365	Prosperity Bancshares Inc.	177,375
40,055	Regions Financial Corp.	777,467
1,818	Signature Bank*	265,773
16,437	SunTrust Banks Inc.	1,147,960
1,809	SVB Financial Group*	450,405
4,080	Synovus Financial Corp.	201,144
5,051	TCF Financial Corp.	112,637
53,871	US Bancorp	2,928,428
3,158	Webster Financial Corp.	172,364
153,029	Wells Fargo & Co.	8,938,424
3,360	Western Alliance Bancorp*	196,426
6,844	Zions Bancorporation	376,215

	Total Banks	69,744,952

Capital Markets — 3.4%
18,081	Affiliated Managers Group Inc.	3,423,818
41,329	Ameriprise Financial Inc.	6,465,509
154,408	Bank of New York Mellon Corp. (The)	8,805,888

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS — 12.1% — (continued)
Capital Markets — 3.4% — (continued)
8,152	BGC Partners Inc., Class A Shares	$107,770
11,597	BlackRock Inc., Class A Shares	6,371,740
3,807	Cboe Global Markets Inc.	426,422
184,912	Charles Schwab Corp. (The)	9,804,034
11,708	CME Group Inc., Class A Shares	1,945,401
9,321	E*Trade Financial Corp.*	486,836
3,860	Eaton Vance Corp.	204,310
1,347	FactSet Research Systems Inc.	273,684
3,009	Federated Investors Inc., Class B Shares	98,033
11,650	Franklin Resources Inc.	450,506
12,158	Goldman Sachs Group Inc. (The)	3,196,703
2,390	Interactive Brokers Group Inc., Class A Shares	165,866
55,936	Intercontinental Exchange Inc.	4,087,803
14,021	Invesco Ltd.	456,243
4,121	Lazard Ltd., Class A Shares	222,410
2,837	Legg Mason Inc.	113,225
2,987	LPL Financial Holdings Inc.	191,975
1,246	MarketAxess Holdings Inc.	252,190
5,739	Moody’s Corp.	957,724
44,624	Morgan Stanley(b)	2,499,836
653	Morningstar Inc.	61,023
3,066	MSCI Inc., Class A Shares	433,900
3,845	Nasdaq Inc.	310,484
7,215	Northern Trust Corp.	763,852
4,471	Raymond James Financial Inc.	414,506
8,908	S&P Global Inc.	1,708,554
4,676	SEI Investments Co.	340,553
12,935	State Street Corp.	1,373,050
8,128	T. Rowe Price Group Inc.	909,523
8,757	TD Ameritrade Holding Corp.	503,528

	Total Capital Markets	57,826,899

Consumer Finance — 0.6%
15,541	Ally Financial Inc.	433,594
53,512	American Express Co.	5,217,955
16,618	Capital One Financial Corp.	1,627,401
386	Credit Acceptance Corp.*	121,470
12,506	Discover Financial Services	985,848
8,694	Navient Corp.	112,674
2,267	OneMain Holdings Inc., Class A Shares*	69,506
5,095	Santander Consumer USA Holdings Inc.	83,303
14,607	SLM Corp.*	159,363
27,089	Synchrony Financial	985,769

	Total Consumer Finance	9,796,883

Diversified Financial Services — 0.8%
66,514	Berkshire Hathaway Inc., Class B Shares*	13,781,701
11,159	Leucadia National Corp.	267,704
6,227	Voya Financial Inc.	317,702

	Total Diversified Financial Services	14,367,107

Insurance — 3.2%
69,621	Aflac Inc.	6,187,914
514	Alleghany Corp.*	311,561
84,181	Allstate Corp. (The)	7,766,539

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS — 12.1% — (continued)
Insurance — 3.2% — (continued)
2,443	American Financial Group Inc.	$275,570
31,117	American International Group Inc.	1,784,249
167	American National Insurance Co.	19,522
8,576	Aon PLC	1,203,384
4,255	Arch Capital Group Ltd.*	375,461
6,210	Arthur J. Gallagher & Co.	429,173
2,050	Aspen Insurance Holdings Ltd.	74,620
20,499	Assurant Inc.	1,752,050
3,808	Assured Guaranty Ltd.	131,681
3,704	Athene Holding Ltd., Class A Shares*	174,866
2,825	Axis Capital Holdings Ltd.	139,385
2,763	Brighthouse Financial Inc.*	149,948
3,886	Brown & Brown Inc.	204,559
16,102	Chubb Ltd.	2,285,196
5,309	Cincinnati Financial Corp.	395,998
1,018	CNA Financial Corp.	51,979
851	Erie Indemnity Co., Class A Shares	98,435
1,419	Everest Re Group Ltd.	340,901
3,708	First American Financial Corp.	215,175
9,035	FNF Group	360,768
1,463	Hanover Insurance Group Inc. (The)	157,872
12,243	Hartford Financial Services Group Inc. (The)	647,043
72,610	Lincoln National Corp.	5,530,704
9,671	Loews Corp.	477,070
471	Markel Corp.*	523,752
100,859	Marsh & McLennan Cos., Inc.	8,373,314
987	Mercury General Corp.	45,047
31,258	MetLife Inc.	1,443,807
8,316	Old Republic International Corp.	166,569
9,203	Principal Financial Group Inc.	573,623
1,898	ProAssurance Corp.	90,724
20,032	Progressive Corp. (The)	1,153,443
14,821	Prudential Financial Inc.	1,575,769
2,246	Reinsurance Group of America Inc., Class A Shares	345,412
1,381	RenaissanceRe Holdings Ltd.	177,155
3,980	Torchmark Corp.	339,773
9,527	Travelers Cos., Inc. (The)	1,324,253
7,836	Unum Group	399,323
2,425	Validus Holdings Ltd.	164,027
123	White Mountains Insurance Group Ltd.	99,243
35,026	Willis Towers Watson PLC	5,530,605
3,284	WR Berkley Corp.	224,560
8,762	XL Group Ltd.	370,720

	Total Insurance	54,462,742

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
13,489	AGNC Investment Corp.	241,993
40,278	Annaly Capital Management Inc.	403,988
5,995	Chimera Investment Corp.	100,476
13,603	MFA Financial Inc.	96,853
10,443	New Residential Investment Corp.	168,446
8,560	Starwood Property Trust Inc.	173,340
6,824	Two Harbors Investment Corp.	100,245

	Total Mortgage Real Estate Investment Trusts (REITs)	1,285,341

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS — 12.1% — (continued)
Thrifts & Mortgage Finance — 0.0%
16,602	New York Community Bancorp Inc.	$226,119
2,294	TFS Financial Corp.	33,630

	Total Thrifts & Mortgage Finance	259,749

	TOTAL FINANCIALS	207,743,673

HEALTH CARE — 14.7%
Biotechnology — 2.9%
55,061	AbbVie Inc.	6,377,716
3,247	ACADIA Pharmaceuticals Inc.*	80,899
1,323	Agios Pharmaceuticals Inc.*	106,356
61,152	Alexion Pharmaceuticals Inc.*	7,182,302
5,131	Alkermes PLC*	292,877
3,019	Alnylam Pharmaceuticals Inc.*	362,763
25,430	Amgen Inc.	4,673,271
18,818	Biogen Inc.*	5,438,214
6,020	BioMarin Pharmaceutical Inc.*	488,643
3,637	Bioverativ Inc.*	380,721
113,554	Celgene Corp.*	9,892,824
9,956	Exelixis Inc.*	256,865
44,961	Gilead Sciences Inc.	3,539,780
6,088	Incyte Corp.*	518,454
699	Intercept Pharmaceuticals Inc.*(a)	41,751
2,292	Intrexon Corp.*(a)	29,842
4,218	Ionis Pharmaceuticals Inc.*	222,795
2,373	Juno Therapeutics Inc.*	205,905
3,044	Neurocrine Biosciences Inc.*	257,005
13,169	OPKO Health Inc.*(a)	44,643
8,425	Regeneron Pharmaceuticals Inc.*	2,699,707
3,529	Seattle Genetics Inc.*	190,566
1,323	TESARO Inc.*	73,069
1,456	United Therapeutics Corp.*	168,678
39,025	Vertex Pharmaceuticals Inc.*	6,479,321

	Total Biotechnology	50,004,967

Health Care Equipment & Supplies — 3.3%
174,162	Abbott Laboratories	10,507,193
1,440	ABIOMED Inc.*	386,179
2,741	Align Technology Inc.*	719,567
17,216	Baxter International Inc.	1,167,073
8,994	Becton Dickinson and Co.	1,996,848
47,268	Boston Scientific Corp.*	1,288,526
1,689	Cooper Cos., Inc. (The)	389,348
21,179	Danaher Corp.	2,070,883
53,319	DENTSPLY SIRONA Inc.	2,989,063
2,854	DexCom Inc.*	160,224
39,386	Edwards Lifesciences Corp.*	5,264,727
2,267	Hill-Rom Holdings Inc.	189,657
9,739	Hologic Inc.*	378,165
19,618	IDEXX Laboratories Inc.*	3,673,078
3,837	Intuitive Surgical Inc.*	1,636,289
242,087	Medtronic PLC	19,340,330
4,814	ResMed Inc.	458,630
2,845	STERIS PLC	259,749
11,745	Stryker Corp.	1,904,569
1,553	Teleflex Inc.	387,986

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE — 14.7% — (continued)
Health Care Equipment & Supplies — 3.3% — (continued)
3,215	Varian Medical Systems Inc.*	$383,678
2,487	West Pharmaceutical Services Inc.	216,916
6,970	Zimmer Biomet Holdings Inc.	810,262

	Total Health Care Equipment & Supplies	56,578,940

Health Care Providers & Services — 3.7%
2,958	Acadia Healthcare Co., Inc.*	112,700
11,009	Aetna Inc.	1,949,253
5,485	AmerisourceBergen Corp., Class A Shares	521,953
34,928	Anthem Inc.	8,221,353
6,348	Brookdale Senior Living Inc.*	41,452
109,517	Cardinal Health Inc.	7,579,671
5,869	Centene Corp.*	595,234
8,248	Cigna Corp.	1,615,701
5,280	DaVita Inc.*	380,266
4,294	Envision Healthcare Corp.*	165,319
104,668	Express Scripts Holding Co.*	7,897,201
67,771	HCA Healthcare Inc.	6,726,272
5,523	Henry Schein Inc.*	365,567
4,929	Humana Inc.	1,339,801
3,525	Laboratory Corp. of America Holdings*	608,767
1,253	LifePoint Health Inc.*	57,763
7,321	McKesson Corp.	1,092,513
3,105	MEDNAX Inc.*	170,713
2,624	Patterson Cos., Inc.	82,866
1,786	Premier Inc., Class A Shares*	59,206
71,880	Quest Diagnostics Inc.	7,407,234
68,135	UnitedHealth Group Inc.	15,409,412
2,947	Universal Health Services Inc., Class B Shares	336,547
1,522	WellCare Health Plans Inc.*	295,131

	Total Health Care Providers & Services	63,031,895

Health Care Technology — 0.0%
1,342	athenahealth Inc.*	187,531
9,935	Cerner Corp.*	637,430
3,723	Veeva Systems Inc., Class A Shares*	259,493

	Total Health Care Technology	1,084,454

Life Sciences Tools & Services — 0.9%
11,137	Agilent Technologies Inc.	763,887
698	Bio-Rad Laboratories Inc., Class A Shares*	188,488
1,274	Bio-Techne Corp.	180,067
3,505	Bruker Corp.	107,428
1,534	Charles River Laboratories International Inc.*	163,540
24,911	Illumina Inc.*	5,680,206
5,558	IQVIA Holdings Inc.*	546,518
874	Mettler-Toledo International Inc.*	538,576
3,775	PerkinElmer Inc.	288,184
7,649	QIAGEN NV*	257,771
29,972	Thermo Fisher Scientific Inc.	6,251,560
2,630	Waters Corp.*	538,203

	Total Life Sciences Tools & Services	15,504,428

Pharmaceuticals — 3.9%
3,089	Akorn Inc.*	52,328
11,606	Allergan PLC	1,789,877

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE — 14.7% — (continued)
Pharmaceuticals — 3.9% — (continued)
131,250	Bristol-Myers Squibb Co.	$8,688,750
33,761	Eli Lilly & Co.	2,600,272
8,262	Endo International PLC*	52,092
161,442	Johnson & Johnson	20,968,087
3,590	Mallinckrodt PLC*	59,881
219,861	Merck & Co., Inc.	11,920,863
18,414	Mylan NV*	742,453
4,611	Perrigo Co. PLC	375,612
400,519	Pfizer Inc.	14,542,845
65,504	Zoetis Inc., Class A Shares	5,296,654

	Total Pharmaceuticals	67,089,714

	TOTAL HEALTH CARE	253,294,398

INDUSTRIALS — 8.6%
Aerospace & Defense — 2.5%
14,725	Arconic Inc.	359,143
19,252	Boeing Co. (The)	6,973,267
3,084	BWX Technologies Inc.	194,169
8,974	General Dynamics Corp.	1,996,266
4,111	Harris Corp.	641,933
908	HEICO Corp.	77,725
1,967	HEICO Corp., Class A Shares	142,607
3,084	Hexcel Corp.	207,492
1,540	Huntington Ingalls Industries Inc.	403,495
2,678	L3 Technologies Inc.	555,819
8,658	Lockheed Martin Corp.	3,051,426
35,260	Northrop Grumman Corp.	12,342,410
2,016	Orbital ATK Inc.	266,233
45,959	Raytheon Co.	9,996,542
5,600	Rockwell Collins Inc.	771,232
3,992	Spirit AeroSystems Holdings Inc., Class A Shares	364,430
1,199	Teledyne Technologies Inc.*	222,954
9,290	Textron Inc.	556,006
1,669	TransDigm Group Inc.	481,189
25,795	United Technologies Corp.	3,475,618

	Total Aerospace & Defense	43,079,956

Air Freight & Logistics — 0.6%
4,837	CH Robinson Worldwide Inc.	451,582
6,206	Expeditors International of Washington Inc.	403,142
8,554	FedEx Corp.	2,107,791
64,683	United Parcel Service Inc., Class B Shares	6,753,552
4,062	XPO Logistics Inc.*	399,823

	Total Air Freight & Logistics	10,115,890

Airlines — 0.3%
4,192	Alaska Air Group Inc.	270,384
14,948	American Airlines Group Inc.	810,929
1,072	Copa Holdings SA, Class A Shares	145,760
22,615	Delta Air Lines Inc.	1,218,949
11,145	JetBlue Airways Corp.*	234,602
18,995	Southwest Airlines Co.	1,098,671
2,394	Spirit Airlines Inc.*	95,377
9,289	United Continental Holdings Inc.*	629,701

	Total Airlines	4,504,373

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS — 8.6% — (continued)
Building Products — 0.4%
3,289	Allegion PLC	$276,638
4,962	AO Smith Corp.	318,511
1,520	Armstrong World Industries Inc.*	91,656
5,252	Fortune Brands Home & Security Inc.	318,586
133,065	Johnson Controls International PLC	4,906,107
1,252	Lennox International Inc.	256,197
10,854	Masco Corp.	446,316
3,887	Owens Corning	316,013
2,936	USG Corp.*	98,121

	Total Building Products	7,028,145

Commercial Services & Supplies — 0.6%
2,966	Cintas Corp.	506,177
1,632	Clean Harbors Inc.*	81,486
6,684	Copart Inc.*	312,878
4,639	KAR Auction Services Inc.	250,877
5,535	Pitney Bowes Inc.	68,634
7,937	Republic Services Inc., Class A Shares	533,208
3,297	Rollins Inc.	165,740
2,849	Stericycle Inc.*	178,547
94,907	Waste Management Inc.	8,192,372

	Total Commercial Services & Supplies	10,289,919

Construction & Engineering — 0.1%
49,588	AECOM*	1,760,870
4,739	Fluor Corp.	269,649
4,106	Jacobs Engineering Group Inc.	250,713
5,080	Quanta Services Inc.*	174,955
712	Valmont Industries Inc.	104,735

	Total Construction & Engineering	2,560,922

Electrical Equipment — 0.3%
1,402	Acuity Brands Inc.	199,897
7,835	AMETEK Inc.	593,423
15,433	Eaton Corp. PLC	1,245,443
22,266	Emerson Electric Co.	1,582,222
1,858	Hubbell Inc., Class B Shares	243,491
1,395	Regal Beloit Corp.	100,859
4,433	Rockwell Automation Inc.	801,486
5,764	Sensata Technologies Holding NV*	304,685

	Total Electrical Equipment	5,071,506

Industrial Conglomerates — 1.0%
20,047	3M Co.	4,721,269
2,029	Carlisle Cos., Inc.	208,805
300,529	General Electric Co.	4,240,464
48,289	Honeywell International Inc.	7,296,951
3,471	Roper Technologies Inc.	954,837

	Total Industrial Conglomerates	17,422,326

Machinery — 1.5%
2,298	AGCO Corp.	153,047
4,154	Allison Transmission Holdings Inc.	164,623
28,711	Caterpillar Inc.	4,439,582
2,964	Colfax Corp.*	94,226
1,784	Crane Co.	164,681
5,486	Cummins Inc.	922,581

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS — 8.6% — (continued)
Machinery — 1.5% — (continued)
10,995	Deere & Co.	$1,768,766
4,486	Donaldson Co., Inc.	212,905
5,411	Dover Corp.	541,641
4,501	Flowserve Corp.	190,617
10,600	Fortive Corp.	814,080
2,417	Gardner Denver Holdings Inc.*	77,368
5,594	Graco Inc.	248,094
2,665	IDEX Corp.	364,572
10,524	Illinois Tool Works Inc.	1,698,994
8,745	Ingersoll-Rand PLC	776,556
3,061	ITT Inc.	153,601
81,295	Kennametal Inc.	3,349,354
2,019	Lincoln Electric Holdings Inc.	176,743
1,915	Middleby Corp. (The)*	230,279
1,966	Nordson Corp.	263,582
2,568	Oshkosh Corp.	202,692
11,842	PACCAR Inc.	847,769
4,566	Parker-Hannifin Corp.	814,894
5,773	Pentair PLC	396,547
1,971	Snap-on Inc.	313,823
5,281	Stanley Black & Decker Inc.	840,682
2,518	Terex Corp.	104,547
2,241	Timken Co. (The)	98,156
3,643	Toro Co. (The)	231,585
5,182	Trinity Industries Inc.	169,140
1,765	WABCO Holdings Inc.*	243,517
55,117	Wabtec Corp.	4,483,217
4,028	Welbilt Inc.*	79,795
6,277	Xylem Inc.	468,139

	Total Machinery	26,100,395

Marine — 0.0%
1,872	Kirby Corp.*	140,400

Professional Services — 0.2%
1,245	CoStar Group Inc.*	425,952
1,232	Dun & Bradstreet Corp. (The)	154,049
4,110	Equifax Inc.	464,430
13,262	IHS Markit Ltd.*	623,977
2,259	ManpowerGroup Inc.	267,601
12,332	Nielsen Holdings PLC	402,393
4,284	Robert Half International Inc.	244,488
5,437	TransUnion*	310,290
5,331	Verisk Analytics Inc., Class A Shares*	544,775

	Total Professional Services	3,437,955

Road & Rail — 0.6%
189	AMERCO	65,016
28,859	Avis Budget Group Inc.*	1,303,849
29,458	CSX Corp.	1,582,484
2,100	Genesee & Wyoming Inc., Class A Shares*	146,013
31,016	Hertz Global Holdings Inc.*	564,181
3,019	JB Hunt Transport Services Inc.	357,963
3,594	Kansas City Southern	370,326
1,440	Landstar System Inc.	156,672
10,000	Norfolk Southern Corp.	1,390,800

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS — 8.6% — (continued)
Road & Rail — 0.6% — (continued)
2,110	Old Dominion Freight Line Inc.	$293,121
1,813	Ryder System Inc.	131,207
27,227	Union Pacific Corp.	3,546,317

	Total Road & Rail	9,907,949

Trading Companies & Distributors — 0.5%
56,549	AerCap Holdings NV*	2,805,396
3,462	Air Lease Corp., Class A Shares	151,185
10,176	Fastenal Co.	556,831
6,536	HD Supply Holdings Inc.*	236,930
1,443	MSC Industrial Direct Co., Inc., Class A Shares	126,234
2,912	United Rentals Inc.*	509,862
3,689	Univar Inc.*	106,280
1,043	Watsco Inc.	172,481
1,619	WESCO International Inc.*	100,783
13,702	WW Grainger Inc.	3,583,758

	Total Trading Companies & Distributors	8,349,740

Transportation Infrastructure — 0.0%
2,697	Macquarie Infrastructure Corp.	109,228

	TOTAL INDUSTRIALS	148,118,704

INFORMATION TECHNOLOGY — 27.4%
Communications Equipment — 3.0%
1,825	Arista Networks Inc.*	492,276
48,744	ARRIS International PLC*	1,242,972
725,947	Cisco Systems Inc.	32,507,907
59,585	CommScope Holding Co., Inc.*	2,306,535
1,572	EchoStar Corp., Class A Shares*	91,208
2,154	F5 Networks Inc.*	319,912
13,102	Juniper Networks Inc.	336,197
99,629	Motorola Solutions Inc.	10,575,618
20,751	Palo Alto Networks Inc.*	3,597,601

	Total Communications Equipment	51,470,226

Electronic Equipment, Instruments & Components — 1.0%
10,316	Amphenol Corp., Class A Shares	942,779
3,050	Arrow Electronics Inc.*	248,819
4,151	Avnet Inc.	177,248
5,154	CDW Corp.	375,881
73,672	Cognex Corp.	3,956,923
823	Coherent Inc.*	172,139
188,756	Corning Inc.	5,489,024
1,889	Dolby Laboratories Inc., Class A Shares	121,935
152,882	Flex Ltd.*	2,767,164
4,778	FLIR Systems Inc.	234,600
1,273	IPG Photonics Corp.*	312,700
5,581	Jabil Inc.	151,189
6,368	Keysight Technologies Inc.*	299,360
3,560	National Instruments Corp.	179,994
11,421	Tech Data Corp.*	1,180,246
8,749	Trimble Inc.*	331,850
1,426	Universal Display Corp.	185,095
1,803	Zebra Technologies Corp., Class A Shares*	249,066

	Total Electronic Equipment, Instruments & Components	17,376,012

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY — 27.4% — (continued)
Internet Software & Services — 5.7%
66,718	Akamai Technologies Inc.*	$4,500,796
28,174	Alibaba Group Holding Ltd., ADR*	5,244,308
23,979	Alphabet Inc., Class A Shares*	26,470,898
15,537	Alphabet Inc., Class C Shares*	17,164,190
328,633	eBay Inc.*	14,085,210
137,635	Facebook Inc., Class A Shares*	24,543,073
4,194	GoDaddy Inc., Class A Shares*	250,843
2,389	IAC/InterActiveCorp.*	355,746
1,778	LogMeIn Inc.	205,448
1,231	Match Group Inc.*(a)	49,302
8,318	MercadoLibre Inc.	3,227,134
9,006	Pandora Media Inc.*(a)	39,716
23,082	Twitter Inc.*	735,393
2,983	VeriSign Inc.*	346,088
2,020	Zillow Group Inc., Class A Shares*	96,031
3,576	Zillow Group Inc., Class C Shares*	170,468

	Total Internet Software & Services	97,484,644

IT Services — 4.2%
21,431	Accenture PLC, Class A Shares	3,450,605
1,675	Alliance Data Systems Corp.	403,608
4,987	Amdocs Ltd.	328,095
15,467	Automatic Data Processing Inc.	1,783,654
3,622	Black Knight Inc.*	172,588
4,736	Booz Allen Hamilton Holding Corp., Class A Shares	179,637
4,087	Broadridge Financial Solutions Inc.	410,253
20,205	Cognizant Technology Solutions Corp., Class A Shares	1,657,214
6,778	Conduent Inc.*	128,104
2,835	CoreLogic Inc.*	128,993
5,583	CSRA Inc.	226,279
1,990	DST Systems Inc.	165,508
105,463	DXC Technology Co.	10,814,176
1,720	Euronet Worldwide Inc.*	145,976
11,348	Fidelity National Information Services Inc.	1,102,799
16,232	First Data Corp., Class A Shares*	253,544
7,320	Fiserv Inc.*	1,049,615
3,075	FleetCor Technologies Inc.*	614,785
3,057	Gartner Inc.*	346,694
5,238	Genpact Ltd.	164,316
5,239	Global Payments Inc.	594,050
29,269	International Business Machines Corp.	4,560,988
2,670	Jack Henry & Associates Inc.	313,191
4,940	Leidos Holdings Inc.	312,751
32,563	MasterCard Inc., Class A Shares	5,723,273
11,081	Paychex Inc.	721,706
154,975	PayPal Holdings Inc.*	12,306,565
7,525	Sabre Corp.	172,849
8,429	Square Inc., Class A Shares*	388,156
1,129	Switch Inc., Class A Shares	15,592
4,014	Teradata Corp.*	147,796
6,260	Total System Services Inc.	550,567
150,844	Visa Inc., Class A Shares	18,544,761
160,537	Western Union Co. (The)	3,181,843
1,363	WEX Inc.*	203,837
9,901	Worldpay Inc., Class A Shares*	804,753

	Total IT Services	72,069,121

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY — 27.4% — (continued)
Semiconductors & Semiconductor Equipment — 4.3%
29,347	Advanced Micro Devices Inc.*(a)	$355,392
12,634	Analog Devices Inc.	1,138,955
117,574	Applied Materials Inc.	6,771,087
33,541	Broadcom Ltd.	8,266,515
2,260	Cavium Inc.*	201,230
11,142	Cypress Semiconductor Corp.	194,651
2,693	First Solar Inc.*	169,255
325,074	Intel Corp.	16,022,898
5,414	KLA-Tencor Corp.	613,460
5,569	Lam Research Corp.	1,068,468
13,621	Marvell Technology Group Ltd.	319,957
9,681	Maxim Integrated Products Inc.	589,960
7,862	Microchip Technology Inc.	699,168
37,688	Micron Technology Inc.*	1,839,551
33,459	Microsemi Corp.*	2,171,489
44,706	NVIDIA Corp.	10,818,852
11,817	NXP Semiconductors NV*	1,473,107
14,229	ON Semiconductor Corp.*	340,358
4,448	Qorvo Inc.*	358,998
51,093	QUALCOMM Inc.	3,321,045
88,219	Skyworks Solutions Inc.	9,637,926
6,853	Teradyne Inc.	311,126
63,338	Texas Instruments Inc.	6,862,672
3,939	Versum Materials Inc.	145,822
8,591	Xilinx Inc.	612,109

	Total Semiconductors & Semiconductor Equipment	74,304,051

Software — 6.6%
98,928	Activision Blizzard Inc.	7,234,605
62,685	Adobe Systems Inc.*	13,109,314
2,944	ANSYS Inc.*	470,863
3,111	Atlassian Corp. PLC, Class A Shares*	168,896
7,166	Autodesk Inc.*	841,790
211,183	CA Inc.	7,412,523
9,561	Cadence Design Systems Inc.*	370,680
4,435	CDK Global Inc.	304,596
5,269	Citrix Systems Inc.*	484,748
7,077	Dell Technologies Inc., Class V Shares*	525,750
10,357	Electronic Arts Inc.*	1,281,161
6,180	FireEye Inc.*	102,526
5,021	Fortinet Inc.*	253,410
2,558	Guidewire Software Inc.*	205,458
8,435	Intuit Inc.	1,407,464
2,459	Manhattan Associates Inc.*	103,524
331,748	Microsoft Corp.	31,108,010
9,896	Nuance Communications Inc.*	158,930
297,003	Oracle Corp.	15,049,142
3,843	PTC Inc.*	283,460
37,414	Red Hat Inc.*	5,514,824
65,143	Salesforce.com Inc.*	7,572,874
35,965	ServiceNow Inc.*	5,790,725
81,556	Splunk Inc.*	7,601,019
5,913	SS&C Technologies Holdings Inc.	292,812
21,100	Symantec Corp.	554,719
5,168	Synopsys Inc.*	437,574

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY — 27.4% — (continued)
Software — 6.6% — (continued)
2,111	Tableau Software Inc., Class A Shares*	$172,405
3,849	Take-Two Interactive Software Inc.*	430,588
1,151	Tyler Technologies Inc.*	233,780
985	Ultimate Software Group Inc. (The)*	234,883
19,984	VMware Inc., Class A Shares*(a)	2,632,892
4,599	Workday Inc., Class A Shares*	582,555
26,531	Zynga Inc., Class A Shares*	91,797

	Total Software	113,020,297

Technology Hardware, Storage & Peripherals — 2.6%
196,445	Apple Inc.	34,990,784
55,963	Hewlett Packard Enterprise Co.	1,040,352
57,749	HP Inc.	1,350,749
42,086	NCR Corp.*	1,388,838
9,377	NetApp Inc.	567,777
62,856	Western Digital Corp.	5,470,986
7,917	Xerox Corp.	240,044

	Total Technology Hardware, Storage & Peripherals	45,049,530

	TOTAL INFORMATION TECHNOLOGY	470,773,881

MATERIALS — 3.2%
Chemicals — 2.3%
7,386	Air Products & Chemicals Inc.	1,187,595
3,872	Albemarle Corp.	388,865
2,072	Ashland Global Holdings Inc.	146,739
7,430	Axalta Coating Systems Ltd.*	228,844
2,063	Cabot Corp.	124,151
46,745	Celanese Corp., Class A Shares	4,714,701
7,978	CF Industries Holdings Inc.	329,013
6,434	Chemours Co. (The)	305,679
174,359	DowDuPont Inc.	12,257,438
5,055	Eastman Chemical Co.	510,959
31,016	Ecolab Inc.	4,046,037
4,614	FMC Corp.	362,107
6,924	Huntsman Corp.	223,437
2,775	International Flavors & Fragrances Inc.	391,969
11,207	LyondellBasell Industries NV, Class A Shares	1,212,822
15,154	Monsanto Co.	1,869,549
12,240	Mosaic Co. (The)	322,157
254	NewMarket Corp.	106,149
5,704	Olin Corp.	185,380
6,679	Platform Specialty Products Corp.*	69,729
8,852	PPG Industries Inc.	995,319
25,746	Praxair Inc.	3,855,463
4,522	RPM International Inc.	225,060
1,364	Scotts Miracle-Gro Co. (The)	122,542
45,875	Sensient Technologies Corp.	3,300,706
2,830	Sherwin-Williams Co. (The)	1,136,471
6,700	Valvoline Inc.	153,497
1,227	Westlake Chemical Corp.	132,835
2,350	WR Grace & Co.	155,523

	Total Chemicals	39,060,736

Construction Materials — 0.1%
1,545	Eagle Materials Inc.	154,855

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
MATERIALS — 3.2% — (continued)
Construction Materials — 0.1% — (continued)
2,194	Martin Marietta Materials Inc.	$447,423
4,535	Vulcan Materials Co.	533,906

	Total Construction Materials	1,136,184

Containers & Packaging — 0.3%
2,214	AptarGroup Inc.	197,976
871	Ardagh Group SA., Class A Shares	16,183
3,086	Avery Dennison Corp.	364,611
11,929	Ball Corp.	476,564
3,307	Bemis Co., Inc.	145,806
4,401	Berry Global Group Inc.*	239,414
4,136	Crown Holdings Inc.*	206,138
10,314	Graphic Packaging Holding Co.	157,907
14,219	International Paper Co.	847,310
51,050	Owens-Illinois Inc.*	1,100,638
3,256	Packaging Corp. of America	388,115
6,176	Sealed Air Corp.	261,677
2,681	Silgan Holdings Inc.	76,275
3,379	Sonoco Products Co.	162,091
8,657	WestRock Co.	569,284

	Total Containers & Packaging	5,209,989

Metals & Mining — 0.5%
6,491	Alcoa Corp.*	291,900
46,761	Freeport-McMoRan Inc.*	869,755
18,750	Newmont Mining Corp.	716,250
11,021	Nucor Corp.	720,773
2,360	Reliance Steel & Aluminum Co.	212,801
2,121	Royal Gold Inc.	171,313
2,827	Southern Copper Corp.	149,068
117,344	Steel Dynamics Inc.	5,427,160
12,091	Tahoe Resources Inc.	59,004
6,013	United States Steel Corp.	261,626

	Total Metals & Mining	8,879,650

Paper & Forest Products — 0.0%
2,146	Domtar Corp.	96,055

	TOTAL MATERIALS	54,382,614

REAL ESTATE — 2.2%
Equity Real Estate Investment Trusts (REITs) — 2.1%
3,297	Alexandria Real Estate Equities Inc.	399,959
4,920	American Campus Communities Inc.	179,482
8,272	American Homes 4 Rent, Class A Shares	158,740
14,619	American Tower Corp.	2,036,865
5,657	Apartment Investment & Management Co., Class A Shares	218,700
7,347	Apple Hospitality REIT Inc.	124,825
4,749	AvalonBay Communities Inc.	740,939
5,384	Boston Properties Inc.	639,996
5,954	Brandywine Realty Trust	93,240
11,167	Brixmor Property Group Inc.	173,535
3,101	Camden Property Trust	247,181
18,628	Colony NorthStar Inc., Class A Shares	144,926
2,285	Columbia Property Trust Inc.	47,597
4,268	CoreCivic Inc.	88,732

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE — 2.2% — (continued)
Equity Real Estate Investment Trusts (REITs) — 2.1% — (continued)
1,209	CoreSite Realty Corp.	$113,465
3,726	Corporate Office Properties Trust	93,001
13,884	Crown Castle International Corp.	1,528,073
6,572	CubeSmart	176,195
2,967	CyrusOne Inc.	148,053
3,337	DCT Industrial Trust Inc.	184,703
10,775	DDR Corp.	84,045
7,049	Digital Realty Trust Inc.	709,411
5,341	Douglas Emmett Inc.	190,941
12,082	Duke Realty Corp.	299,271
4,957	Empire State Realty Trust Inc., Class A Shares	83,575
2,164	EPR Properties	124,711
7,853	Equinix Inc.	3,079,161
3,972	Equity Commonwealth*	116,856
2,690	Equity LifeStyle Properties Inc.	227,601
124,354	Equity Residential	6,992,425
2,282	Essex Property Trust Inc.	510,780
4,241	Extra Space Storage Inc.	360,697
2,486	Federal Realty Investment Trust	283,255
8,690	Forest City Realty Trust Inc., Class A Shares	184,836
7,066	Gaming and Leisure Properties Inc.	235,015
21,622	GGP Inc.	457,738
16,322	HCP Inc.	353,208
6,989	Healthcare Trust of America Inc., Class A Shares	173,677
3,315	Highwoods Properties Inc.	142,578
5,597	Hospitality Properties Trust	142,388
25,194	Host Hotels & Resorts Inc.	467,601
5,567	Hudson Pacific Properties Inc.	175,750
9,956	Invitation Homes Inc.	216,543
9,666	Iron Mountain Inc.	304,092
3,340	JBG SMITH Properties	109,051
3,251	Kilroy Realty Corp.	221,393
14,149	Kimco Realty Corp.	211,669
2,857	Lamar Advertising Co., Class A Shares	189,905
5,073	Liberty Property Trust	199,166
1,510	Life Storage Inc.	118,626
4,784	Macerich Co. (The)	281,969
12,903	Medical Properties Trust Inc.	158,191
3,920	Mid-America Apartment Communities Inc.	336,414
5,056	National Retail Properties Inc.	188,285
6,709	Omega Healthcare Investors Inc.(a)	170,945
4,774	Outfront Media Inc.	97,915
7,238	Paramount Group Inc.	100,970
4,957	Park Hotels & Resorts Inc.	128,832
4,995	Piedmont Office Realty Trust Inc., Class A Shares	89,710
18,201	Prologis Inc.	1,104,437
5,109	Public Storage	993,394
4,316	Rayonier Inc.	146,701
9,822	Realty Income Corp.	483,046
5,176	Regency Centers Corp.	300,777
7,235	Retail Properties of America Inc., Class A Shares	86,531
4,144	SBA Communications Corp., Class A Shares*	651,727
7,903	Senior Housing Properties Trust	119,651
10,737	Simon Property Group Inc.	1,648,237

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE — 2.2% — (continued)
Equity Real Estate Investment Trusts (REITs) — 2.1% — (continued)
3,340	SL Green Realty Corp.	$323,713
17,014	Spirit Realty Capital Inc.	132,709
5,833	STORE Capital Corp.	139,059
2,643	Sun Communities Inc.	231,421
2,415	Tanger Factory Outlet Centers Inc.	53,903
1,860	Taubman Centers Inc.	108,736
9,231	UDR Inc.	310,346
5,984	Uniti Group Inc.(a)	91,854
12,243	Ventas Inc.	591,582
33,702	VEREIT Inc.	230,859
5,982	Vornado Realty Trust	397,623
4,139	Weingarten Realty Investors	112,291
12,656	Welltower Inc.	664,440
25,765	Weyerhaeuser Co.	902,548
3,550	WP Carey Inc.	212,716

	Total Equity Real Estate Investment Trusts (REITs)	36,095,704

Real Estate Management & Development — 0.1%
10,296	CBRE Group Inc., Class A Shares*	481,338
1,234	Howard Hughes Corp. (The)*	158,187
1,521	Jones Lang LaSalle Inc.	244,288
4,575	Realogy Holdings Corp.	116,891

	Total Real Estate Management & Development	1,000,704

	TOTAL REAL ESTATE	37,096,408

TELECOMMUNICATION SERVICES — 2.1%
Diversified Telecommunication Services — 2.1%
602,822	AT&T Inc.	21,882,438
33,210	CenturyLink Inc.	586,821
272,005	Verizon Communications Inc.	12,985,519
6,495	Zayo Group Holdings Inc.*	232,846

	Total Diversified Telecommunication Services	35,687,624

Wireless Telecommunication Services — 0.0%
22,821	Sprint Corp.*(a)	118,441
2,906	Telephone & Data Systems Inc.	81,484
10,151	T-Mobile US Inc.*	615,252
511	United States Cellular Corp.*	19,720

	Total Wireless Telecommunication Services	834,897

	TOTAL TELECOMMUNICATION SERVICES	36,522,521

UTILITIES — 1.7%
Electric Utilities — 1.1%
7,968	Alliant Energy Corp.	307,963
17,082	American Electric Power Co., Inc.	1,120,238
1,954	Avangrid Inc.	94,808
24,219	Duke Energy Corp.	1,824,660
92,967	Edison International	5,632,871
6,326	Entergy Corp.	479,637
10,952	Eversource Energy	624,264
33,159	Exelon Corp.	1,228,209
15,578	FirstEnergy Corp.	503,637
7,434	Great Plains Energy Inc.	216,701
3,865	Hawaiian Electric Industries Inc.	127,390
16,167	NextEra Energy Inc.	2,459,809

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
UTILITIES — 1.7% — (continued)
Electric Utilities — 1.1% — (continued)
6,640	OGE Energy Corp.	$208,098
17,671	PG&E Corp.	726,101
3,839	Pinnacle West Capital Corp.	295,449
23,655	PPL Corp.	677,716
34,585	Southern Co. (The)	1,489,230
4,821	Westar Energy Inc., Class A Shares	234,927
17,049	Xcel Energy Inc.	737,881

	Total Electric Utilities	18,989,589

Gas Utilities — 0.0%
3,475	Atmos Energy Corp.	279,703
2,773	National Fuel Gas Co.	137,069
5,928	UGI Corp.	255,438

	Total Gas Utilities	672,210

Independent Power and Renewable Electricity Producers — 0.1%
23,053	AES Corp.	250,586
11,883	Calpine Corp.*	180,859
10,518	NRG Energy Inc.	271,995
8,604	Vistra Energy Corp.*	163,046

	Total Independent Power and Renewable Electricity Producers	866,486

Multi-Utilities — 0.5%
8,438	Ameren Corp.	458,183
15,221	CenterPoint Energy Inc.	411,728
9,785	CMS Energy Corp.	415,373
10,614	Consolidated Edison Inc.	794,883
22,167	Dominion Energy Inc.	1,641,910
6,178	DTE Energy Co.	622,619
6,698	MDU Resources Group Inc.	176,090
11,483	NiSource Inc.	265,602
17,460	Public Service Enterprise Group Inc.	845,588
4,332	SCANA Corp.	171,850
8,673	Sempra Energy	945,184
2,823	Vectren Corp.	170,086
10,907	WEC Energy Group Inc.	653,547

	Total Multi-Utilities	7,572,643

Water Utilities — 0.0%
6,159	American Water Works Co., Inc.	488,778
6,134	Aqua America Inc.	209,722

	Total Water Utilities	698,500

	TOTAL UTILITIES	28,799,428

	TOTAL COMMON STOCKS (Cost — $1,123,417,024)	1,673,202,184

Face Amount†
SHORT-TERM INVESTMENTS (c) — 2.3%
MONEY MARKET FUND — 0.4%
$7,106,191	Invesco STIT — Government & Agency Portfolio, Institutional Class(d) (Cost — $7,106,191)	7,106,191

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Face Amount†		Security	Value
TIME DEPOSITS — 1.9%
$8,686,053		ANZ National Bank — London, 0.780% due 3/1/18	$8,686,053
9,253,427		Banco Santander SA — Frankfurt, 0.780% due 3/1/18	9,253,427
1,894	CAD	BBH — Grand Cayman, 0.550% due 3/1/18	1,476
2,455,643		JPMorgan Chase & Co. — New York, 0.780% due 3/1/18	2,455,643
2,619,980		Standard Chartered Bank — London, 0.780% due 3/1/18	2,619,980
9,414,014		Wells Fargo — Grand Cayman, 0.780% due 3/1/18	9,414,014

		TOTAL TIME DEPOSITS (Cost — $32,430,593)	32,430,593

		TOTAL SHORT-TERM INVESTMENTS (Cost — $39,536,784)	39,536,784

		TOTAL INVESTMENTS — 99.7% (Cost — $1,162,953,808)	1,712,738,968

		Other Assets in Excess of Liabilities — 0.3%	5,294,183

		TOTAL NET ASSETS — 100.0%	$1,718,033,151

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Affiliated security (See Note 2). As at February 28, 2018, total cost and total market value of affiliated securities amounted to $1,078,071 and $2,499,836, respectively.
(c)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 1.9%.
(d)	Represents investment of collateral received from securities lending transactions.

At February 28, 2018, for Large Cap Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Large Cap Equity Fund	$1,162,953,808	$581,901,751	$(32,323,510)	$549,578,241

Abbreviations used in this schedule:
ADR — American Depositary Receipts
PLC — Public Limited Company
REIT — Real Estate Investment Trust

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Summary of Investments by Security Sector^
Information Technology	27.5%
Health Care	14.8
Financials	12.1
Consumer Discretionary	11.8
Industrials	8.7
Consumer Staples	7.8
Energy	5.8
Materials	3.2
Real Estate	2.2
Telecommunication Services	2.1
Utilities	1.7
Short-Term Investments	2.3

100.0%

^	As a percentage of total investments.

At February 28, 2018, Large Cap Equity Fund had open exchange traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Depreciation
Contracts to Buy:
S&P 500 E-mini Index March Futures	74	3/18	$10,212,142	$10,043,650	$(168,492)
S&P MidCap 400 E-mini Index March Futures	5	3/18	970,677	932,250	(38,427)

					$(206,919)

At February 28, 2018, Large Cap Equity Fund had deposited cash of $469,984 with a broker or brokers as margin collateral on open exchange traded futures contracts.

Currency Abbreviations used in this schedule:
CAD	— Canadian Dollar

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS — 94.4%
CONSUMER DISCRETIONARY — 12.1%
Auto Components — 0.6%
3,968	Adient PLC	$246,254
4,131	American Axle & Manufacturing Holdings Inc.*	60,973
2,152	Cooper Tire & Rubber Co.	67,465
719	Cooper-Standard Holdings Inc.*	87,603
42,555	Dana Inc.	1,130,686
1,125	Dorman Products Inc.*	77,625
1,463	Fox Factory Holding Corp.*	54,936
11,925	Gentex Corp.	270,817
1,525	Gentherm Inc.*	46,970
10,401	Goodyear Tire & Rubber Co. (The)	301,005
1,235	Horizon Global Corp.*	10,176
1,016	LCI Industries	111,049
2,866	Lear Corp.	534,710
2,071	Modine Manufacturing Co.*	47,633
790	Motorcar Parts of America Inc.*	16,100
909	Shiloh Industries Inc.*	6,627
883	Standard Motor Products Inc.	41,201
1,129	Stoneridge Inc.*	24,567
1,031	Superior Industries International Inc.	14,898
2,124	Tenneco Inc.	111,616
826	Tower International Inc.	21,559
1,317	Visteon Corp.*	163,097
1,296	VOXX International Corp., Class A Shares*	6,998

	Total Auto Components	3,454,565

Automobiles — 0.1%
2,084	Thor Industries Inc.	268,836
1,322	Winnebago Industries Inc.	57,573

	Total Automobiles	326,409

Distributors — 0.3%
1,913	Core-Mark Holding Co., Inc.	39,159
31,855	LKQ Corp.*	1,257,636
1,646	Pool Corp.	227,197
241	Weyco Group Inc.	7,334

	Total Distributors	1,531,326

Diversified Consumer Services — 0.9%
2,521	Adtalem Global Education Inc.*	116,092
741	American Public Education Inc.*	22,786
460	Ascent Capital Group Inc., Class A Shares*	3,128
1,170	Bridgepoint Education Inc., Class A Shares*	7,804
18,598	Bright Horizons Family Solutions Inc.*	1,777,411
997	Cambium Learning Group Inc.*	7,388
482	Capella Education Co.	37,451
2,850	Career Education Corp.*	37,706
581	Carriage Services Inc., Class A Shares	15,815
38,652	Chegg Inc.*	769,561
367	Collectors Universe Inc.	5,714
178	Graham Holdings Co., Class B Shares	103,258
1,967	Grand Canyon Education Inc.*	193,061
8,743	H&R Block Inc.	221,460
4,317	Houghton Mifflin Harcourt Co.*	29,356
1,507	K12 Inc.*	22,500

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY — 12.1% — (continued)
Diversified Consumer Services — 0.9% — (continued)
2,324	Laureate Education Inc., Class A Shares*	$31,072
299	Liberty Tax Inc.	2,347
1,490	Regis Corp.*	23,974
7,665	Service Corp. International	286,901
23,029	ServiceMaster Global Holdings Inc.*	1,182,769
1,595	Sotheby’s*	73,657
441	Strayer Education Inc.	39,531
1,176	Weight Watchers International Inc.*	79,521

	Total Diversified Consumer Services	5,090,263

Hotels, Restaurants & Leisure — 2.4%
41,494	Aramark	1,730,715
3,778	Belmond Ltd., Class A Shares*	43,636
43	Biglari Holdings Inc.*	18,026
838	BJ’s Restaurants Inc.	36,453
3,890	Bloomin’ Brands Inc.	89,820
577	Bojangles’ Inc.*	7,559
3,486	Boyd Gaming Corp.	123,335
1,947	Brinker International Inc.	67,035
5,725	Caesars Entertainment Corp.*	72,707
1,274	Carrols Restaurant Group Inc.*	16,371
1,025	Century Casinos Inc.*	8,169
1,788	Cheesecake Factory Inc. (The)(a)	83,124
1,411	Choice Hotels International Inc.	111,681
565	Churchill Downs Inc.	145,883
809	Chuy’s Holdings Inc.*	21,843
806	Cracker Barrel Old Country Store Inc.	125,817
1,739	Dave & Buster’s Entertainment Inc.*	77,855
1,025	Del Frisco’s Restaurant Group Inc.*	17,066
1,383	Del Taco Restaurants Inc.*	17,426
2,712	Denny’s Corp.*	40,788
723	DineEquity Inc.	54,934
1,843	Domino’s Pizza Inc.	409,902
2,040	Drive Shack Inc.*	10,302
3,808	Dunkin’ Brands Group Inc.	228,061
983	El Pollo Loco Holdings Inc.*	9,584
59,977	Eldorado Resorts Inc.*(a)	2,045,216
267	Empire Resorts Inc.*	6,194
8,103	Extended Stay America Inc.	162,303
1,075	Fiesta Restaurant Group Inc.*	18,275
348	Fogo De Chao Inc.*	5,429
360	Golden Entertainment Inc.*	10,040
511	Habit Restaurants Inc. (The), Class A Shares*(a)	4,420
2,922	Hilton Grand Vacations Inc.*	126,114
1,939	Hyatt Hotels Corp., Class A Shares*	149,827
4,487	ILG Inc.	136,225
396	Inspired Entertainment Inc.*	2,138
4,559	International Game Technology PLC	120,814
978	International Speedway Corp., Class A Shares	44,010
603	J Alexander’s Holdings Inc.*	5,970
1,230	Jack in the Box Inc.	110,798
3,422	La Quinta Holdings Inc.*	64,607
98,743	Lindblad Expeditions Holdings Inc.*	909,423
792	Marcus Corp. (The)	21,384
901	Marriott Vacations Worldwide Corp.	126,590

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY — 12.1% — (continued)
Hotels, Restaurants & Leisure — 2.4% — (continued)
22,786	MGM Resorts International	$779,965
451	Monarch Casino & Resort Inc.*	19,046
149	Nathan’s Famous Inc.	9,692
502	Noodles & Co., Class A Shares*(a)	3,112
1,082	Papa John’s International Inc.(a)	62,475
3,493	Penn National Gaming Inc.*	92,949
2,216	Pinnacle Entertainment Inc.*	66,857
3,639	Planet Fitness Inc., Class A Shares*	134,570
1,098	Potbelly Corp.*	14,109
336	RCI Hospitality Holdings Inc.	9,075
657	Red Lion Hotels Corp.*	6,373
538	Red Robin Gourmet Burgers Inc.*	28,864
2,896	Red Rock Resorts Inc., Class A Shares	97,016
1,237	Ruth’s Hospitality Group Inc.	30,368
2,235	Scientific Games Corp.*	99,346
37,373	SeaWorld Entertainment Inc.*(a)	546,767
931	Shake Shack Inc., Class A Shares*(a)	36,300
2,787	Six Flags Entertainment Corp.	178,619
1,627	Sonic Corp.(a)	40,870
558	Speedway Motorsports Inc.	10,954
31,551	Texas Roadhouse Inc., Class A Shares	1,743,508
5,600	Vail Resorts Inc.	1,152,872
7,804	Wendy’s Co. (The)	124,474
1,217	Wingstop Inc.	55,142
13,342	Yum! Brands Inc.	1,085,772
945	Zoe’s Kitchen Inc.*(a)	14,062

	Total Hotels, Restaurants & Leisure	14,081,026

Household Durables — 1.6%
554	AV Homes Inc.*	9,307
487	Bassett Furniture Industries Inc.	15,681
1,313	Beazer Homes USA Inc.*	20,640
359	Cavco Industries Inc.*	57,117
802	Century Communities Inc.*	23,860
352	CSS Industries Inc.	6,480
1,025	Ethan Allen Interiors Inc.	24,344
295	Flexsteel Industries Inc.	11,464
4,573	GoPro Inc., Class A Shares*(a)	24,603
917	Green Brick Partners Inc.*	9,262
386	Hamilton Beach Brands Holding Co., Class A Shares	9,561
1,137	Helen of Troy Ltd.*	102,387
398	Hooker Furniture Corp.	14,865
5,152	Hovnanian Enterprises Inc., Class A Shares*	11,231
31,997	Installed Building Products Inc.*	1,911,821
1,110	iRobot Corp.*	75,425
3,568	KB Home	99,012
2,022	La-Z-Boy Inc.	62,075
5,566	Leggett & Platt Inc.	241,898
3,016	Lennar Corp., Class A Shares	170,645
60	Lennar Corp., Class B Shares	2,722
728	LGI Homes Inc.*	41,198
1,046	Libbey Inc.	6,558
440	Lifetime Brands Inc.	6,138
1,108	M/I Homes Inc.*	32,187
1,881	MDC Holdings Inc.	52,066

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY — 12.1% — (continued)
Household Durables — 1.6% — (continued)
1,605	Meritage Homes Corp.*	$68,052
12,429	Mohawk Industries Inc.*	2,981,469
522	New Home Co., Inc. (The)*	5,867
140	NVR Inc.*	398,044
1,110	PICO Holdings Inc.	13,597
11,473	PulteGroup Inc.	322,047
4,668	Taylor Morrison Home Corp., Class A Shares*	104,750
1,957	Tempur Sealy International Inc.*	96,735
6,225	Toll Brothers Inc.	272,842
29,105	TopBuild Corp.*	2,026,872
6,302	TRI Pointe Group Inc.*	96,610
2,133	Tupperware Brands Corp.	104,624
587	Universal Electronics Inc.*	29,056
1,134	William Lyon Homes, Class A Shares*	28,668
1,005	ZAGG Inc.*	15,125

	Total Household Durables	9,606,905

Internet & Direct Marketing Retail — 0.2%
1,207	1-800-Flowers.com Inc., Class A Shares*	14,062
474	Duluth Holdings Inc., Class B Shares*	7,973
801	FTD Cos., Inc.*	4,822
379	Gaia Inc., Class A Shares*	4,870
14,257	Groupon Inc., Class A Shares*	61,020
647	Lands’ End Inc.*	11,646
2,279	Liberty Expedia Holdings Inc., Class A Shares*	89,473
3,038	Liberty TripAdvisor Holdings Inc., Class A Shares*	31,595
3,362	Liberty Ventures, Series A*	179,934
1,245	Nutrisystem Inc.	38,284
705	Overstock.com Inc.*	42,582
829	PetMed Express Inc.	37,462
1,382	Shutterfly Inc.*	106,041
4,562	TripAdvisor Inc.*	182,845
1,621	Wayfair Inc., Class A Shares*	125,498

	Total Internet & Direct Marketing Retail	938,107

Leisure Products — 0.1%
1,294	Acushnet Holdings Corp.	27,420
2,238	American Outdoor Brands Corp.*	20,142
3,686	Brunswick Corp.	210,839
3,906	Callaway Golf Co.	60,465
457	Clarus Corp.*	3,062
544	Escalade Inc.	6,610
187	Johnson Outdoors Inc., Class A Shares	11,527
809	Malibu Boats Inc., Class A Shares*	25,928
338	Marine Products Corp.	4,827
765	MCBC Holdings Inc.*	18,750
1,534	Nautilus Inc.*	18,178
2,488	Polaris Industries Inc.	283,607
707	Sturm Ruger & Co., Inc.(a)	30,436
2,392	Vista Outdoor Inc.*	41,214

	Total Leisure Products	763,005

Media — 1.3%
2,229	AMC Entertainment Holdings Inc., Class A Shares(a)	33,435
2,051	AMC Networks Inc., Class A Shares*	107,821

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY — 12.1% — (continued)
Media — 1.3% — (continued)
444	Beasley Broadcast Group Inc., Class A Shares	$4,662
196	Cable One Inc.	133,468
3,403	Central European Media Enterprises Ltd., Class A Shares*(a)	15,143
4,464	Cinemark Holdings Inc.	189,988
1,440	Clear Channel Outdoor Holdings Inc., Class A Shares	6,912
56	Daily Journal Corp.*(a)	12,713
624	Emerald Expositions Events Inc.	13,304
5,281	Entercom Communications Corp., Class A Shares	52,282
2,760	Entravision Communications Corp., Class A Shares	17,802
1,361	Eros International PLC*	17,965
2,394	EW Scripps Co. (The), Class A Shares	32,965
4,709	Gannett Co., Inc.	47,278
2,205	Global Eagle Entertainment Inc.*	2,977
2,668	Gray Television Inc.*	36,818
377	Hemisphere Media Group Inc., Class A Shares*	4,222
2,338	IMAX Corp.*	49,332
16,344	Interpublic Group of Cos., Inc. (The)	382,450
1,851	John Wiley & Sons Inc., Class A Shares	118,927
513	Liberty Media Corp-Liberty Braves, Class A Shares*	11,758
1,431	Liberty Media Corp-Liberty Braves, Class C Shares*	32,856
1,078	Liberty Media Corp-Liberty Formula One, Class A Shares*	34,033
7,843	Liberty Media Corp-Liberty Formula One, Class C Shares*	258,270
2,193	Lions Gate Entertainment Corp., Class A Shares*	61,930
53,333	Lions Gate Entertainment Corp., Class B Shares*	1,431,458
5,643	Live Nation Entertainment Inc.*	252,806
523	Loral Space & Communications Inc.*	23,169
7,017	Madison Square Garden Co. (The), Class A Shares*	1,713,551
2,388	MDC Partners Inc., Class A Shares*	18,746
1,655	Meredith Corp.	94,832
19,485	MSG Networks Inc., Class A Shares*	475,434
2,595	National CineMedia Inc.	19,540
2,124	New Media Investment Group Inc.	36,639
5,248	New York Times Co. (The), Class A Shares	126,477
19,002	Nexstar Media Group Inc., Class A Shares	1,357,693
846	Reading International Inc., Class A Shares*	13,874
4,754	Regal Entertainment Group, Class A Shares	109,295
152	Saga Communications Inc., Class A Shares	5,928
576	Salem Media Group Inc., Class A Shares	2,390
1,148	Scholastic Corp.	41,799
2,986	Sinclair Broadcast Group Inc., Class A Shares	100,927
9,057	TEGNA Inc.	116,473
542	Townsquare Media Inc., Class A Shares*	3,772
3,340	Tribune Media Co., Class A Shares	139,178
924	tronc Inc.*	17,676
1,084	WideOpenWest Inc.*(a)	10,471
1,624	World Wrestling Entertainment Inc., Class A Shares	61,956

	Total Media	7,853,395

Multiline Retail — 0.6%
1,777	Big Lots Inc.	99,867
586	Dillard’s Inc., Class A Shares(a)	47,788
19,301	Dollar General Corp.	1,825,682
7,629	Dollar Tree Inc.*	783,041
1,372	Fred’s Inc., Class A Shares(a)	4,569
13,016	JC Penney Co., Inc.*(a)	56,359

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY — 12.1% — (continued)
Multiline Retail — 0.6% — (continued)
7,101	Kohl’s Corp.	$469,305
4,937	Nordstrom Inc.	253,317
1,996	Ollie’s Bargain Outlet Holdings Inc.*	118,463
591	Sears Holdings Corp.*	1,430

	Total Multiline Retail	3,659,821

Specialty Retail — 2.4%
2,659	Aaron’s Inc.	122,872
2,869	Abercrombie & Fitch Co., Class A Shares	59,188
57,962	American Eagle Outfitters Inc.	1,116,928
292	America’s Car-Mart Inc.*	14,220
774	Asbury Automotive Group Inc.*	50,968
7,140	Ascena Retail Group Inc.*	16,208
157	At Home Group Inc.*	4,646
2,440	AutoNation Inc.*	122,512
1,751	Barnes & Noble Education Inc.*	12,782
2,335	Barnes & Noble Inc.	10,508
5,779	Bed Bath & Beyond Inc.	123,902
1,399	Big 5 Sporting Goods Corp.(a)	8,604
615	Boot Barn Holdings Inc.*	10,836
1,203	Buckle Inc. (The)	25,323
571	Build-A-Bear Workshop Inc.*	5,196
2,867	Burlington Stores Inc.*	351,609
1,758	Caleres Inc.	49,242
1,333	Camping World Holdings Inc., Class A Shares	55,719
553	Carvana Co., Class A Shares*(a)	11,082
975	Cato Corp. (The), Class A Shares	11,076
5,390	Chico’s FAS Inc.	54,116
724	Children’s Place Inc. (The)	103,025
669	Citi Trends Inc.	14,825
779	Conn’s Inc.*(a)	25,473
932	Container Store Group Inc. (The)*(a)	4,707
3,475	Dick’s Sporting Goods Inc.	111,270
2,750	DSW Inc., Class A Shares	53,928
28,127	Express Inc.*	203,077
1,668	Finish Line Inc. (The), Class A Shares	17,714
2,266	Five Below Inc.*	151,482
923	Floor & Decor Holdings Inc., Class A Shares*	41,600
5,217	Foot Locker Inc.	239,512
1,797	Francesca’s Holdings Corp.*	9,362
4,198	GameStop Corp., Class A Shares(a)	65,867
813	Genesco Inc.*	31,951
3,513	GNC Holdings Inc., Class A Shares*	14,965
831	Group 1 Automotive Inc.	57,206
2,516	Guess? Inc.	39,728
781	Haverty Furniture Cos., Inc.	15,893
861	Hibbett Sports Inc.*	22,171
864	J. Jill Inc.*	7,439
609	Kirkland’s Inc.*	5,335
9,016	Lithia Motors Inc., Class A Shares	936,672
1,181	Lumber Liquidators Holdings Inc.*	27,352
799	MarineMax Inc.*	16,699
4,680	Michaels Cos., Inc. (The)*	107,687
1,329	Monro Inc.	67,646
1,376	Murphy USA Inc.*	103,351

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY — 12.1% — (continued)
Specialty Retail — 2.4% — (continued)
17,200	National Vision Holdings Inc.*	$594,432
21,600	New York & Co., Inc.*	57,672
113,310	Office Depot Inc.	298,005
7,638	O’Reilly Automotive Inc.*	1,865,123
83,918	Party City Holdco Inc.*(a)	1,212,615
1,498	Penske Automotive Group Inc.	68,608
2,593	Pier 1 Imports Inc.	8,038
1,798	Rent-A-Center Inc.(a)	13,521
844	RH*	71,639
53,155	Ross Stores Inc.	4,150,874
5,414	Sally Beauty Holdings Inc.*	91,172
456	Shoe Carnival Inc.	10,652
2,550	Signet Jewelers Ltd.	128,214
1,646	Sleep Number Corp.*	56,688
1,053	Sonic Automotive Inc., Class A Shares	20,639
1,962	Sportsman’s Warehouse Holdings Inc.*(a)	9,516
2,062	Tailored Brands Inc.	48,271
1,600	Tile Shop Holdings Inc.	8,640
727	Tilly’s Inc., Class A Shares	9,487
3,430	Urban Outfitters Inc.*	121,045
1,088	Vitamin Shoppe Inc.*	4,080
3,578	Williams-Sonoma Inc.	185,197
88	Winmark Corp.	11,150
770	Zumiez Inc.*	15,169

	Total Specialty Retail	13,793,921

Textiles, Apparel & Luxury Goods — 1.6%
24,241	Carter’s Inc.	2,828,440
1,213	Columbia Sportswear Co.	91,679
31,924	Crocs Inc.*	390,750
446	Culp Inc.	12,399
12,923	Deckers Outdoor Corp.*	1,222,257
450	Delta Apparel Inc.*	8,122
1,856	Fossil Group Inc.*(a)	24,833
1,816	G-III Apparel Group Ltd.*	67,029
3,076	Iconix Brand Group Inc.*(a)	4,276
4,036	lululemon athletica Inc.*	327,320
6,069	Michael Kors Holdings Ltd.*	381,922
632	Movado Group Inc.	19,592
688	Oxford Industries Inc.	54,985
601	Perry Ellis International Inc.*	16,029
21,161	PVH Corp.	3,053,109
2,338	Ralph Lauren Corp., Class A Shares	247,454
1,751	Sequential Brands Group Inc.*(a)	3,467
5,534	Skechers U.S.A. Inc., Class A Shares*	226,451
2,467	Steven Madden Ltd.*	108,301
332	Superior Uniform Group Inc.	8,333
14,800	Under Armour Inc., Class C Shares*(a)	222,740
636	Unifi Inc.*	22,260
1,040	Vera Bradley Inc.*	10,462
3,947	Wolverine World Wide Inc.	115,568

	Total Textiles, Apparel & Luxury Goods	9,467,778

	TOTAL CONSUMER DISCRETIONARY	70,566,521

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER STAPLES — 1.7%
Beverages — 0.2%
348	Boston Beer Co., Inc. (The), Class A Shares*	$56,741
3,526	Castle Brands Inc.*	4,090
196	Coca-Cola Bottling Co. Consolidated	36,576
663	Craft Brew Alliance Inc.*	11,835
542	MGP Ingredients Inc.	45,485
16,114	Monster Beverage Corp.*	1,021,144
493	National Beverage Corp.	48,284
1,241	Primo Water Corp.*	15,115

	Total Beverages	1,239,270

Food & Staples Retailing — 0.7%
73,720	Andersons Inc. (The)	2,583,886
1,607	Casey’s General Stores Inc.	180,482
669	Chefs’ Warehouse Inc. (The)*	15,086
594	Ingles Markets Inc., Class A Shares	19,127
321	Natural Grocers by Vitamin Cottage Inc.*	2,231
3,805	Performance Food Group Co.*	116,623
926	PriceSmart Inc.	72,923
44,491	Rite Aid Corp.*	87,647
986	Smart & Final Stores Inc.*	7,099
1,543	SpartanNash Co.	25,876
5,498	Sprouts Farmers Market Inc.*	141,628
1,609	SUPERVALU Inc.*	22,896
2,128	United Natural Foods Inc.*	90,802
8,631	US Foods Holding Corp.*	288,189
361	Village Super Market Inc., Class A Shares	8,556
366	Weis Markets Inc.	13,641

	Total Food & Staples Retailing	3,676,692

Food Products — 0.6%
205	Alico Inc.	5,453
2,763	B&G Foods Inc.(a)	76,535
3,950	Blue Buffalo Pet Products Inc.*	158,237
674	Calavo Growers Inc.(a)	57,526
1,206	Cal-Maine Foods Inc.*	51,376
6,899	Darling Ingredients Inc.*	125,493
3,823	Dean Foods Co.	33,145
410	Farmer Brothers Co.*	12,792
7,479	Flowers Foods Inc.	155,114
1,354	Fresh Del Monte Produce Inc.	63,205
1,059	Freshpet Inc.*	21,180
8,096	Hain Celestial Group Inc. (The)*	281,579
3,366	Hostess Brands Inc., Class A Shares*	41,200
3,017	Ingredion Inc.	394,141
630	J&J Snack Foods Corp.	84,628
338	John B Sanfilippo & Son Inc.	19,516
6,200	Lamb Weston Holdings Inc.	335,358
787	Lancaster Colony Corp.	93,133
1,096	Landec Corp.*	14,248
83	Lifeway Foods Inc.*	561
443	Limoneira Co.	9,485
2,238	Pilgrim’s Pride Corp.*	56,398
5,001	Pinnacle Foods Inc.	269,854
2,736	Post Holdings Inc.*	207,334
846	Sanderson Farms Inc.	104,185

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER STAPLES — 1.7% — (continued)
Food Products — 0.6% — (continued)
11	Seaboard Corp.	$44,572
217	Seneca Foods Corp., Class A Shares*	6,315
3,615	Snyder’s-Lance Inc.	180,316
696	Tootsie Roll Industries Inc.(a)	23,246
14,529	TreeHouse Foods Inc.*	552,393

	Total Food Products	3,478,518

Household Products — 0.1%
495	Central Garden & Pet Co.*	19,122
1,429	Central Garden & Pet Co., Class A Shares*	51,787
2,543	Energizer Holdings Inc.	138,543
4,990	HRG Group Inc.*	78,792
141	Oil-Dri Corp. of America	5,085
419	Orchids Paper Products Co.*(a)	4,483
1,020	Spectrum Brands Holdings Inc.(a)	100,684
579	WD-40 Co.	72,201

	Total Household Products	470,697

Personal Products — 0.1%
2,410	Edgewell Personal Care Co.*	120,862
820	elf Beauty Inc.*(a)	15,121
2,709	Herbalife Ltd.*	249,499
727	Inter Parfums Inc.	30,825
447	Medifast Inc.	28,514
391	Natural Health Trends Corp.	6,815
462	Nature’s Sunshine Products Inc.	5,197
2,181	Nu Skin Enterprises Inc., Class A Shares	153,542
560	Revlon Inc., Class A Shares*(a)	11,032
475	USANA Health Sciences Inc.*	36,290

	Total Personal Products	657,697

Tobacco — 0.0%
290	Turning Point Brands Inc.	6,061
1,028	Universal Corp.	50,526
4,122	Vector Group Ltd.	82,605

	Total Tobacco	139,192

	TOTAL CONSUMER STAPLES	9,662,066

ENERGY — 2.6%
Energy Equipment & Services — 0.4%
2,952	Archrock Inc.	28,044
733	Basic Energy Services Inc.*	11,860
1,165	Bristow Group Inc.	17,195
1,952	C&J Energy Services Inc.*	46,848
891	CARBO Ceramics Inc.*(a)	6,059
2,718	Diamond Offshore Drilling Inc.*(a)	39,411
1,595	Dril-Quip Inc.*	71,855
17,979	Ensco PLC, Class A Shares(a)	79,827
852	Era Group Inc.*	8,051
1,354	Exterran Corp.*	35,028
6,526	Fairmount Santrol Holdings Inc.*	29,237
3,393	Forum Energy Technologies Inc.*	38,341
2,154	Frank’s International NV	11,265
684	Geospace Technologies Corp.*	6,997
361	Gulf Island Fabrication Inc.	2,978

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
ENERGY — 2.6% — (continued)
Energy Equipment & Services — 0.4% — (continued)
5,926	Helix Energy Solutions Group Inc.*	$35,319
4,492	Helmerich & Payne Inc.	289,959
1,645	Independence Contract Drilling Inc.*	6,827
1,689	Keane Group Inc.*	26,264
356	Key Energy Services Inc.*	4,774
272	Mammoth Energy Services Inc.*	7,121
1,109	Matrix Service Co.*	15,859
40,017	McDermott International Inc.*	292,124
13,072	Nabors Industries Ltd.	84,576
578	Natural Gas Services Group Inc.*	14,392
494	NCS Multistage Holdings Inc.*	7,222
3,577	Newpark Resources Inc.*	29,510
10,277	Noble Corp. PLC*	39,875
4,159	Oceaneering International Inc.	76,442
2,137	Oil States International Inc.*	52,570
5,656	Parker Drilling Co.*	5,090
8,814	Patterson-UTI Energy Inc.	159,269
474	PHI Inc.*	4,669
3,537	Pioneer Energy Services Corp.*	9,727
2,405	ProPetro Holding Corp.*	38,793
347	Ranger Energy Services Inc., Class A Shares*	3,099
429	RigNet Inc.*	5,749
4,911	Rowan Cos. PLC, Class A Shares*	59,718
2,459	RPC Inc.(a)	48,295
691	SEACOR Holdings Inc.*	28,683
523	SEACOR Marine Holdings Inc.*	8,849
1,098	Select Energy Services Inc., Class A Shares*	15,767
1,101	Smart Sand Inc.*	8,169
612	Solaris Oilfield Infrastructure Inc., Class A Shares*	10,300
6,413	Superior Energy Services Inc.*	54,831
64,951	TETRA Technologies Inc.*	235,772
16,595	Transocean Ltd.*	151,181
2,175	Unit Corp.*	41,673
3,433	US Silica Holdings Inc.	88,880
37,333	Weatherford International PLC*(a)	98,186
1,549	Willbros Group Inc.*	1,469

	Total Energy Equipment & Services	2,493,999

Oil, Gas & Consumable Fuels — 2.2%
5,394	Abraxas Petroleum Corp.*	11,597
128	Adams Resources & Energy Inc.	5,056
9,716	Antero Resources Corp.*	182,758
1,790	Approach Resources Inc.*	5,209
806	Arch Coal Inc., Class A Shares	77,142
1,580	Ardmore Shipping Corp.*	11,929
3,571	Bill Barrett Corp.*	16,177
860	Bonanza Creek Energy Inc.*	24,106
1,789	California Resources Corp.*(a)	25,243
8,449	Callon Petroleum Co.*	89,306
42,666	Carrizo Oil & Gas Inc.*	599,457
5,580	Centennial Resource Development Inc., Class A Shares*	106,466
38,208	Chesapeake Energy Corp.*(a)	107,747
6,744	Clean Energy Fuels Corp.*	9,374
3,108	Cloud Peak Energy Inc.*	10,225
9,590	CNX Resources Corp.*	154,111

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
ENERGY — 2.6% — (continued)
Oil, Gas & Consumable Fuels — 2.2% — (continued)
3,702	Concho Resources Inc.*	$558,262
1,197	CONSOL Energy Inc.*	37,933
1,308	Contango Oil & Gas Co.*	3,793
658	CVR Energy Inc.	19,490
3,259	Delek US Holdings Inc.	111,197
16,689	Denbury Resources Inc.*	36,549
2,932	DHT Holdings Inc.	11,024
4,142	Diamondback Energy Inc.*	516,259
521	Dorian LPG Ltd.*	3,814
1,064	Earthstone Energy Inc., Class A Shares*	9,789
3,105	Eclipse Resources Corp.*	4,999
4,089	Energen Corp.*	223,709
830	Energy XXI Gulf Coast Inc.*	4,358
1,831	EP Energy Corp., Class A Shares*	2,765
1,370	Evolution Petroleum Corp.	11,028
5,073	Extraction Oil & Gas Inc.*	61,282
3,263	Frontline Ltd.	12,628
1,735	GasLog Ltd.	28,627
7,548	Gastar Exploration Inc.*(a)	5,106
2,004	Gener8 Maritime Inc.*	11,122
4,044	Golar LNG Ltd.	109,269
1,624	Green Plains Inc.	29,719
6,699	Gulfport Energy Corp.*	64,980
5,421	Halcon Resources Corp.*	32,797
658	Hallador Energy Co.	4,343
7,472	HollyFrontier Corp.	320,026
1,252	International Seaways Inc.*	20,370
51	Isramco Inc.*	5,350
2,408	Jagged Peak Energy Inc.*	29,618
3,053	Jones Energy Inc., Class A Shares*(a)	2,809
9,736	Kosmos Energy Ltd.*	52,477
6,838	Laredo Petroleum Inc.*	57,371
2,021	Lilis Energy Inc.*	7,417
4,072	Matador Resources Co.*	117,518
530	Midstates Petroleum Co., Inc.*	7,144
6,873	Murphy Oil Corp.	174,231
193	NACCO Industries Inc., Class A Shares	7,952
3,788	Navios Maritime Acquisition Corp.	2,852
8,392	Newfield Exploration Co.*	195,785
3,335	Nordic American Tankers Ltd.	6,970
11,198	Oasis Petroleum Inc.*	88,240
1,628	Overseas Shipholding Group Inc., Class A Shares*	2,882
2,541	Pacific Ethanol Inc.*	10,418
616	Panhandle Oil and Gas Inc., Class A Shares	10,996
63,814	Par Pacific Holdings Inc.*	1,086,114
9,888	Parsley Energy Inc., Class A Shares*	249,969
4,606	PBF Energy Inc., Class A Shares	135,002
2,769	PDC Energy Inc.*	145,456
2,799	Peabody Energy Corp.	113,947
599	Penn Virginia Corp.*	22,343
13,479	Pioneer Natural Resources Co.	2,294,530
10,108	QEP Resources Inc.*	87,131
9,622	Range Resources Corp.	127,876
1,563	Renewable Energy Group Inc.*	17,349

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
ENERGY — 2.6% — (continued)
Oil, Gas & Consumable Fuels — 2.2% — (continued)
17,860	Resolute Energy Corp.*(a)	$580,450
235	REX American Resources Corp.*	18,969
2,103	Ring Energy Inc.*	28,538
55,336	RSP Permian Inc.*	2,119,922
2,632	Sanchez Energy Corp.*(a)	7,712
1,464	SandRidge Energy Inc.*	20,584
10,132	Scorpio Tankers Inc.	23,304
2,796	SemGroup Corp., Class A Shares	62,071
2,583	Ship Finance International Ltd.	37,324
343	SilverBow Resources Inc.*	9,525
4,670	SM Energy Co.	85,648
21,302	Southwestern Energy Co.*	76,048
9,904	SRC Energy Inc.*	87,848
819	Stone Energy Corp.*	24,783
8,985	Targa Resources Corp.	401,180
2,285	Teekay Corp.	17,366
7,025	Teekay Tankers Ltd., Class A Shares(a)	8,079
2,426	Tellurian Inc.*	21,179
8,200	Ultra Petroleum Corp.*	30,258
5,949	Uranium Energy Corp.*(a)	7,734
4,169	W&T Offshore Inc.*	16,217
808	Westmoreland Coal Co.*(a)	340
3,794	Whiting Petroleum Corp.*	103,235
2,046	WildHorse Resource Development Corp.*(a)	34,741
2,794	World Fuel Services Corp.	63,843
16,714	WPX Energy Inc.*	236,169

	Total Oil, Gas & Consumable Fuels	12,873,955

	TOTAL ENERGY	15,367,954

FINANCIALS — 12.4%
Banks — 5.8%
674	1st Source Corp.	33,242
624	Access National Corp.	17,441
203	ACNB Corp.	5,684
491	Allegiance Bancshares Inc.*	18,732
317	American National Bankshares Inc.	11,444
1,523	Ameris Bancorp	80,947
319	Ames National Corp.	8,469
526	Arrow Financial Corp.	16,963
7,186	Associated Banc-Corp	177,494
987	Atlantic Capital Bancshares Inc.*	17,075
1,831	Banc of California Inc.	36,528
706	BancFirst Corp.	37,594
1,346	Banco Latinoamericano de Comercio Exterior SA, Class E Shares	37,486
203,945	Bancorp Inc. (The)*	2,155,699
3,552	BancorpSouth Bank	111,888
558	Bank of Commerce Holdings	6,026
1,772	Bank of Hawaii Corp.	145,322
284	Bank of Marin Bancorp	18,787
34,425	Bank of NT Butterfield & Son Ltd. (The)	1,570,124
5,090	Bank of the Ozarks	253,940
61,766	BankUnited Inc.	2,484,229
177	Bankwell Financial Group Inc.	5,540
1,378	Banner Corp.	76,176

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS — 12.4% — (continued)
Banks — 5.8% — (continued)
625	Bar Harbor Bankshares	$16,937
374	BCB Bancorp Inc.	5,722
1,662	Berkshire Hills Bancorp Inc.	61,078
1,032	Blue Hills Bancorp Inc.	20,795
1,055	BOK Financial Corp.	99,645
3,550	Boston Private Financial Holdings Inc.	51,830
814	Bridge Bancorp Inc.	27,025
3,169	Brookline Bancorp Inc.	50,229
785	Bryn Mawr Bank Corp.	34,187
230	Byline Bancorp Inc.*	5,304
102	C&F Financial Corp.	4,728
821	Cadence BanCorp, Class A Shares	22,512
658	Camden National Corp.	27,781
375	Capital City Bank Group Inc.	9,000
374	Capstar Financial Holdings Inc.*	7,113
770	Carolina Financial Corp.	29,884
3,206	Cathay General Bancorp	131,638
2,526	CenterState Bank Corp.	68,808
1,182	Central Pacific Financial Corp.	32,942
304	Central Valley Community Bancorp	5,928
157	Century Bancorp Inc., Class A Shares	12,058
2,975	Chemical Financial Corp.	164,190
124	Chemung Financial Corp.	5,297
29,796	CIT Group Inc.	1,580,678
468	Citizens & Northern Corp.	10,479
629	City Holding Co.	42,376
400	Civista Bancshares Inc.	9,012
691	CNB Financial Corp.	18,574
1,674	CoBiz Financial Inc.	31,739
432	Codorus Valley Bancorp Inc.	11,305
3,027	Columbia Banking System Inc.	126,468
8,900	Comerica Inc.	865,258
3,949	Commerce Bancshares Inc.	228,134
2,050	Community Bank System Inc.	109,285
1,312	Community Bankers Trust Corp.*	10,890
155	Community Financial Corp. (The)	5,775
659	Community Trust Bancorp Inc.	28,667
1,280	ConnectOne Bancorp Inc.	36,864
299	County Bancorp Inc.	7,995
2,375	Cullen/Frost Bankers Inc.	246,976
1,179	Customers Bancorp Inc.*	34,592
4,373	CVB Financial Corp.	100,579
133	DNB Financial Corp.	4,475
1,323	Eagle Bancorp Inc.*	80,769
48,976	East West Bancorp Inc.	3,210,377
361	Enterprise Bancorp Inc.	11,260
916	Enterprise Financial Services Corp.	42,915
496	Equity Bancshares Inc., Class A Shares*	18,322
187	Evans Bancorp Inc.	8,060
296	Farmers & Merchants Bancorp Inc.(a)	10,952
273	Farmers Capital Bank Corp.	9,937
1,013	Farmers National Banc Corp.	13,676
547	FB Financial Corp.*	21,623
1,513	FCB Financial Holdings Inc., Class A Shares*	81,172
944	Fidelity Southern Corp.	21,249

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS — 12.4% — (continued)
Banks — 5.8% — (continued)
611	Financial Institutions Inc.	$18,758
1,167	First Bancorp	40,413
8,046	First Bancorp*	48,518
400	First Bancorp Inc.	10,784
351	First Bancshares Inc. (The)	11,144
1,712	First Busey Corp.	50,761
370	First Business Financial Services Inc.	8,899
312	First Citizens BancShares Inc., Class A Shares	127,015
4,082	First Commonwealth Financial Corp.	57,026
727	First Community Bancshares Inc.	19,738
592	First Connecticut Bancorp Inc.	14,830
2,579	First Financial Bancorp	70,149
2,662	First Financial Bankshares Inc.	122,452
447	First Financial Corp.	19,176
414	First Financial Northwest Inc.	6,549
1,299	First Foundation Inc.*	23,720
192	First Guaranty Bancshares Inc.	4,813
2,230	First Hawaiian Inc.	61,972
12,316	First Horizon National Corp.	234,620
341	First Internet Bancorp	12,907
1,088	First Interstate BancSystem Inc., Class A Shares	42,976
1,721	First Merchants Corp.	71,129
420	First Mid-Illinois Bancshares Inc.	14,339
4,306	First Midwest Bancorp Inc.	104,291
637	First Northwest Bancorp*	10,192
1,032	First of Long Island Corp. (The)	28,122
26,332	First Republic Bank	2,443,610
1,192	Flushing Financial Corp.	31,826
199	FNB Bancorp	7,112
13,647	FNB Corp.	191,331
495	Franklin Financial Network Inc.*	15,370
7,224	Fulton Financial Corp.	130,754
912	German American Bancorp Inc.	30,215
3,294	Glacier Bancorp Inc.	128,137
465	Great Southern Bancorp Inc.	22,506
2,483	Great Western Bancorp Inc.	101,530
902	Green Bancorp Inc.*	19,664
1,041	Guaranty Bancorp	28,575
156	Guaranty Bancshares Inc.	5,546
3,540	Hancock Holding Co.	183,018
1,333	Hanmi Financial Corp.	40,723
472	HarborOne Bancorp Inc.*	9,081
1,024	Heartland Financial USA Inc.	54,630
1,597	Heritage Commerce Corp.	25,201
1,254	Heritage Financial Corp.	37,306
3,073	Hilltop Holdings Inc.	74,705
6,625	Home BancShares Inc.	152,309
709	HomeTrust Bancshares Inc.*	18,399
5,481	Hope Bancorp Inc.	98,987
977	Horizon Bancorp	27,649
238	Howard Bancorp Inc.*	4,284
53,800	Huntington Bancshares Inc.	844,660
2,119	IBERIABANK Corp.	171,215
2,004	Independent Bank Corp.	98,626
739	Independent Bank Group Inc.	51,878

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS — 12.4% — (continued)
Banks — 5.8% — (continued)
2,291	International Bancshares Corp.	$88,547
334	Investar Holding Corp.	8,133
10,914	Investors Bancorp Inc.	147,339
1,936	Lakeland Bancorp Inc.	36,978
1,006	Lakeland Financial Corp.	45,582
324	LCNB Corp.	5,994
1,991	LegacyTexas Financial Group Inc.	83,403
1,123	Live Oak Bancshares Inc.	29,310
1,056	Macatawa Bank Corp.	10,444
1,053	MainSource Financial Group Inc.	39,772
3,401	MB Financial Inc.	139,475
806	MBT Financial Corp.	8,221
694	Mercantile Bank Corp.	22,971
99	Middlefield Banc Corp.	4,752
654	Midland States Bancorp Inc.	20,503
423	MidSouth Bancorp Inc.	5,287
467	MidWestOne Financial Group Inc.	14,860
179	MutualFirst Financial Inc.	6,390
1,031	National Bank Holdings Corp., Class A Shares	33,600
251	National Bankshares Inc.(a)	10,002
458	National Commerce Corp.*	19,671
1,789	NBT Bancorp Inc.	62,257
313	Nicolet Bankshares Inc.*	16,924
262	Northrim BanCorp Inc.	8,712
201	Norwood Financial Corp.	5,934
1,840	OFG Bancorp	19,780
134	Ohio Valley Banc Corp.	5,246
437	Old Line Bancshares Inc.	13,822
5,676	Old National Bancorp	96,492
150	Old Point Financial Corp.	3,765
1,221	Old Second Bancorp Inc.	16,789
840	Opus Bank	23,562
419	Orrstown Financial Services Inc.	10,349
487	Pacific Mercantile Bancorp*	4,018
32,660	Pacific Premier Bancorp Inc.*	1,373,353
5,379	PacWest Bancorp	280,461
562	Park National Corp.	56,773
259	Parke Bancorp Inc.	5,374
744	Peapack Gladstone Financial Corp.	24,537
251	Penns Woods Bancorp Inc.	10,193
713	Peoples Bancorp Inc.	24,591
165	Peoples Bancorp of North Carolina Inc.	4,595
268	Peoples Financial Services Corp.	11,034
14,567	People’s United Financial Inc.	278,812
641	People’s Utah Bancorp	19,454
15,957	Pinnacle Financial Partners Inc.	1,030,024
4,247	Popular Inc.	178,416
561	Preferred Bank	34,967
312	Premier Financial Bancorp Inc.	5,497
2,794	Prosperity Bancshares Inc.	209,550
510	QCR Holdings Inc.	22,236
221	RBB Bancorp	5,649
417	Reliant Bancorp Inc.	9,920
1,899	Renasant Corp.	79,302

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS — 12.4% — (continued)
Banks — 5.8% — (continued)
398	Republic Bancorp Inc., Class A Shares	$14,825
2,054	Republic First Bancorp Inc.*	17,356
1,448	S&T Bancorp Inc.	57,138
1,344	Sandy Spring Bancorp Inc.	52,093
1,785	Seacoast Banking Corp. of Florida*	46,803
1,948	ServisFirst Bancshares Inc.	78,232
643	Shore Bancshares Inc.	10,944
590	Sierra Bancorp	15,352
2,282	Signature Bank*	333,606
3,464	Simmons First National Corp., Class A Shares	98,551
437	SmartFinancial Inc.*	9,535
1,509	South State Corp.	130,830
257	Southern First Bancshares Inc.*	10,833
1,059	Southern National Bancorp of Virginia Inc.	16,287
1,154	Southside Bancshares Inc.	38,544
1,595	State Bank Financial Corp.	46,159
8,960	Sterling Bancorp	208,320
930	Stock Yards Bancorp Inc.	32,643
538	Summit Financial Group Inc.	12,885
2,218	SVB Financial Group*	552,238
4,985	Synovus Financial Corp.	245,761
49,818	TCF Financial Corp.	1,110,941
9,391	Texas Capital Bancshares Inc.*	847,068
613	Tompkins Financial Corp.	47,042
2,694	Towne Bank	76,914
864	TriCo Bancshares	32,270
953	TriState Capital Holdings Inc.*	21,300
739	Triumph Bancorp Inc.*	30,262
2,839	Trustmark Corp.	88,690
261	Two River Bancorp	4,474
1,897	UMB Financial Corp.	138,481
9,348	Umpqua Holdings Corp.	199,206
2,010	Union Bankshares Corp.	75,134
178	Union Bankshares Inc.	9,131
4,199	United Bankshares Inc.	149,065
3,071	United Community Banks Inc.	94,925
508	United Security Bancshares	5,182
281	Unity Bancorp Inc.	5,803
1,084	Univest Corp. of Pennsylvania	29,702
10,984	Valley National Bancorp	136,970
602	Veritex Holdings Inc.*	16,712
644	Washington Trust Bancorp Inc.	33,391
26,651	Webster Financial Corp.	1,454,612
1,770	WesBanco Inc.	72,942
724	West Bancorporation Inc.	17,593
1,063	Westamerica Bancorporation	60,899
4,116	Western Alliance Bancorp*	240,621
2,330	Wintrust Financial Corp.	196,908
8,345	Zions Bancorporation	458,725

	Total Banks	33,963,554

Capital Markets — 3.1%
1,911	Artisan Partners Asset Management Inc., Class A Shares	64,496
104	Associated Capital Group Inc., Class A Shares	3,588
887	B. Riley Financial Inc.	16,410

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS — 12.4% — (continued)
Capital Markets — 3.1% — (continued)
9,851	BGC Partners Inc., Class A Shares	$130,230
4,673	Cboe Global Markets Inc.	523,423
897	Cohen & Steers Inc.	35,880
935	Cowen Inc., Class A Shares*	13,417
134	Diamond Hill Investment Group Inc.	27,474
1,409	Donnelley Financial Solutions Inc.*	24,390
23,818	E*Trade Financial Corp.*	1,244,014
4,747	Eaton Vance Corp.	251,259
6,417	Evercore Inc., Class A Shares	597,102
1,629	FactSet Research Systems Inc.	330,980
4,016	Federated Investors Inc., Class B Shares	130,841
2,457	Financial Engines Inc.	82,309
1,172	GAIN Capital Holdings Inc.(a)	8,309
241	GAMCO Investors Inc., Class A Shares	6,459
124,617	Greenhill & Co., Inc.(a)	2,535,956
604	Hamilton Lane Inc., Class A Shares	21,104
1,140	Houlihan Lokey Inc., Class A Shares	52,919
642	INTL. FCStone Inc.*	25,455
1,386	Investment Technology Group Inc.	27,471
5,009	Ladenburg Thalmann Financial Services Inc.	16,730
4,972	Lazard Ltd., Class A Shares	268,339
3,473	Legg Mason Inc.	138,607
27,801	LPL Financial Holdings Inc.	1,786,770
1,550	MarketAxess Holdings Inc.	313,720
151	Medley Management Inc., Class A Shares	921
1,318	Moelis & Co., Class A Shares	66,889
4,653	Moody’s Corp.	776,493
804	Morningstar Inc.	75,134
3,760	MSCI Inc., Class A Shares	532,115
15,314	Nasdaq Inc.	1,236,605
3,183	OM Asset Management PLC	48,795
494	Oppenheimer Holdings Inc., Class A Shares	13,116
602	Piper Jaffray Cos	50,267
766	PJT Partners Inc., Class A Shares	36,622
873	Pzena Investment Management Inc., Class A Shares	9,498
17,548	Raymond James Financial Inc.	1,626,875
1,119	Safeguard Scientifics Inc.*	13,652
62,204	SEI Investments Co.	4,530,317
236	Silvercrest Asset Management Group Inc., Class A Shares	3,564
2,799	Stifel Financial Corp.	178,772
934	Virtu Financial Inc., Class A Shares(a)	27,740
291	Virtus Investment Partners Inc.	35,808
3,324	Waddell & Reed Financial Inc., Class A Shares	66,480
331	Westwood Holdings Group Inc.	17,987
4,854	WisdomTree Investments Inc.	46,647

	Total Capital Markets	18,071,949

Consumer Finance — 0.5%
473	Credit Acceptance Corp.*	148,848
578	Elevate Credit Inc.*	4,127
1,007	Encore Capital Group Inc.*	43,100
1,473	Enova International Inc.*	32,406
2,098	EZCORP Inc., Class A Shares*	27,274
1,949	FirstCash Inc.	143,641
1,951	Green Dot Corp., Class A Shares*	127,069

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS — 12.4% — (continued)
Consumer Finance — 0.5% — (continued)
13,734	LendingClub Corp.*	$43,262
11,119	Navient Corp.	144,102
801	Nelnet Inc., Class A Shares	44,327
2,673	OneMain Holdings Inc., Class A Shares*	81,954
1,876	PRA Group Inc.*	71,851
535	Regional Management Corp.*	16,007
41,078	Santander Consumer USA Holdings Inc.	671,625
116,123	SLM Corp.*	1,266,902
247	World Acceptance Corp.*	26,558

	Total Consumer Finance	2,893,053

Diversified Financial Services — 0.1%
2,597	Cannae Holdings Inc.*	47,733
449	Marlin Business Services Corp.	11,584
2,018	On Deck Capital Inc.*	10,474
1,343	Tiptree Inc.	7,722
7,603	Voya Financial Inc.	387,905

	Total Diversified Financial Services	465,418

Insurance — 2.0%
627	Alleghany Corp.*	380,056
615	Ambac Financial Group Inc.*	9,317
3,565	American Equity Investment Life Holding Co.	109,125
2,978	American Financial Group Inc.	335,918
319	American National Insurance Co.	37,291
801	AMERISAFE Inc.	44,856
3,593	AmTrust Financial Services Inc.	43,008
6,404	Aon PLC	898,609
1,213	Argo Group International Holdings Ltd.	70,657
7,548	Arthur J. Gallagher & Co.	521,642
2,504	Aspen Insurance Holdings Ltd.	91,146
2,270	Assurant Inc.	194,017
4,896	Assured Guaranty Ltd.	169,304
319	Atlas Financial Holdings Inc.*	5,598
3,460	Axis Capital Holdings Ltd.	170,716
420	Baldwin & Lyons Inc., Class B Shares	9,513
231	Blue Capital Reinsurance Holdings Ltd.	2,564
4,978	Brown & Brown Inc.	262,042
1,750	Citizens Inc., Class A Shares*(a)	11,987
7,000	CNO Financial Group Inc.	157,780
639	Crawford & Co., Class B Shares	5,732
276	Donegal Group Inc., Class A Shares	4,364
523	eHealth Inc.*	8,520
425	EMC Insurance Group Inc.	11,092
1,339	Employers Holdings Inc.	52,422
475	Enstar Group Ltd.*	94,050
1,054	Erie Indemnity Co., Class A Shares	121,916
1,717	Everest Re Group Ltd.	412,492
421	FBL Financial Group Inc., Class A Shares	27,323
718	Federated National Holding Co.	11,093
4,560	First American Financial Corp.	264,617
44,528	FNF Group	1,778,003
21,094	Genworth Financial Inc., Class A Shares*	57,376
387	Global Indemnity Ltd.*	14,319
1,274	Greenlight Capital Re Ltd., Class A Shares*	20,894

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS — 12.4% — (continued)
Insurance — 2.0% — (continued)
890	Hallmark Financial Services Inc.*	$8,749
1,796	Hanover Insurance Group Inc. (The)	193,806
301	HCI Group Inc.	10,424
543	Health Insurance Innovations Inc., Class A Shares*	16,942
749	Heritage Insurance Holdings Inc.	12,493
1,719	Horace Mann Educators Corp.	70,737
330	Independence Holding Co.	9,405
447	Infinity Property & Casualty Corp.	52,724
64	Investors Title Co.	12,320
1,067	James River Group Holdings Ltd.	34,902
1,668	Kemper Corp.	94,075
473	Kingstone Cos., Inc.	9,034
620	Kinsale Capital Group Inc.	30,380
166,247	Maiden Holdings Ltd.	997,482
3,741	MBIA Inc.*(a)	29,891
1,157	Mercury General Corp.	52,805
2,070	National General Holdings Corp.	47,569
93	National Western Life Group Inc., Class A Shares	28,365
853	Navigators Group Inc. (The)	45,977
380	NI Holdings Inc.*	6,122
10,355	Old Republic International Corp.	207,411
1,863	Primerica Inc.	181,642
2,220	ProAssurance Corp.	106,116
2,719	Reinsurance Group of America Inc., Class A Shares	418,155
1,692	RenaissanceRe Holdings Ltd.	217,050
1,624	RLI Corp.	98,739
617	Safety Insurance Group Inc.	44,023
2,430	Selective Insurance Group Inc.	138,145
660	State Auto Financial Corp.	18,203
886	Stewart Information Services Corp.	35,555
3,866	Third Point Reinsurance Ltd.*	53,737
4,888	Torchmark Corp.	417,289
955	Trupanion Inc.*(a)	28,297
877	United Fire Group Inc.	39,009
885	United Insurance Holdings Corp.	17,302
1,319	Universal Insurance Holdings Inc.	38,647
3,268	Validus Holdings Ltd.	221,048
150	White Mountains Insurance Group Ltd.	121,027
5,577	Willis Towers Watson PLC	880,608
10,198	WMIH Corp.*	13,155
4,035	WR Berkley Corp.	275,913

	Total Insurance	11,744,632

Mortgage Real Estate Investment Trusts (REITs) — 0.3%
1,163	AG Mortgage Investment Trust Inc.	19,027
16,483	AGNC Investment Corp.	295,705
4,060	Anworth Mortgage Asset Corp.	18,513
4,504	Apollo Commercial Real Estate Finance Inc.(a)	82,243
1,117	Ares Commercial Real Estate Corp.	13,761
1,699	ARMOUR Residential REIT Inc.	36,392
4,276	Capstead Mortgage Corp.	35,705
405	Cherry Hill Mortgage Investment Corp.	6,529
7,931	Chimera Investment Corp.	132,923
6,468	CYS Investments Inc.	40,878
2,047	Dynex Capital Inc.	12,323

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS — 12.4% — (continued)
Mortgage Real Estate Investment Trusts (REITs) — 0.3% — (continued)
550	Ellington Residential Mortgage REIT	$5,830
1,755	Granite Point Mortgage Trust Inc.	29,572
536	Great Ajax Corp.	6,957
2,123	Hannon Armstrong Sustainable Infrastructure Capital Inc.	37,365
4,670	Invesco Mortgage Capital Inc.	71,778
383	KKR Real Estate Finance Trust Inc.	7,507
3,335	Ladder Capital Corp., Class A Shares	49,258
16,899	MFA Financial Inc.	120,321
1,880	MTGE Investment Corp.	31,960
13,032	New Residential Investment Corp.	210,206
4,825	New York Mortgage Trust Inc.	26,586
1,676	Orchid Island Capital Inc., Class A Shares(a)	12,050
673	Owens Realty Mortgage Inc.	9,523
2,631	PennyMac Mortgage Investment Trust	43,859
3,230	Redwood Trust Inc.	47,319
1,455	Resource Capital Corp.	12,644
10,719	Starwood Property Trust Inc.	217,060
582	Sutherland Asset Management Corp.	8,032
519	TPG RE Finance Trust Inc.	9,617
7,213	Two Harbors Investment Corp.	105,959
2,078	Western Asset Mortgage Capital Corp.	18,328

	Total Mortgage Real Estate Investment Trusts (REITs)	1,775,730

Thrifts & Mortgage Finance — 0.6%
626	BankFinancial Corp.	10,035
1,206	Bear State Financial Inc.	12,374
2,902	Beneficial Bancorp Inc.	43,530
2,521	BofI Holding Inc.*(a)	93,756
322	BSB Bancorp Inc.*	9,338
5,423	Capitol Federal Financial Inc.	67,733
534	Charter Financial Corp.	10,600
981	Clifton Bancorp Inc.	15,127
1,367	Dime Community Bancshares Inc.	24,606
280	Entegra Financial Corp.*	7,868
526	ESSA Bancorp Inc.	7,664
3,417	Essent Group Ltd.*	154,073
373	Federal Agricultural Mortgage Corp., Class C Shares	28,370
425	First Defiance Financial Corp.	22,614
903	Flagstar Bancorp Inc.*	31,840
181	Greene County Bancorp Inc.	6,597
52	Hingham Institution for Savings	10,401
249	Home Bancorp Inc.	10,334
1,136	HomeStreet Inc.*	32,603
439	Impac Mortgage Holdings Inc.*(a)	3,907
3,306	Kearny Financial Corp.	42,978
268	LendingTree Inc.*	93,398
238	Malvern Bancorp Inc.*	5,676
2,007	Meridian Bancorp Inc.	40,240
377	Meta Financial Group Inc.	40,490
90,711	MGIC Investment Corp.*	1,250,905
1,227	Nationstar Mortgage Holdings Inc.*	21,006
20,161	New York Community Bancorp Inc.	274,593
2,400	NMI Holdings Inc., Class A Shares*	47,640
1,872	Northfield Bancorp Inc.	29,053
3,994	Northwest Bancshares Inc.	65,542

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS — 12.4% — (continued)
Thrifts & Mortgage Finance — 0.6% — (continued)
1,798	OceanFirst Financial Corp.	$46,532
4,389	Ocwen Financial Corp.*	15,976
1,717	Oritani Financial Corp.	26,785
729	PCSB Financial Corp.*	13,990
1,332	PHH Corp.*	14,093
186	Provident Bancorp Inc.*	4,315
415	Provident Financial Holdings Inc.	7,561
2,597	Provident Financial Services Inc.	64,613
276	Prudential Bancorp Inc.	4,813
9,110	Radian Group Inc.	186,937
886	Riverview Bancorp Inc.	7,655
314	SI Financial Group Inc.	4,522
358	Southern Missouri Bancorp Inc.	12,108
291	Territorial Bancorp Inc.	8,692
2,250	TFS Financial Corp.	32,985
287	Timberland Bancorp Inc.	8,194
4,071	TrustCo Bank Corp. NY	34,603
2,449	United Community Financial Corp.	22,629
2,169	United Financial Bancorp Inc.	33,836
1,170	Walker & Dunlop Inc.	56,546
3,644	Washington Federal Inc.	126,447
1,087	Waterstone Financial Inc.	18,696
1,290	Western New England Bancorp Inc.	12,836
1,262	WSFS Financial Corp.	60,197

	Total Thrifts & Mortgage Finance	3,340,452

	TOTAL FINANCIALS	72,254,788

HEALTH CARE — 13.4%
Biotechnology — 2.5%
1,193	Abeona Therapeutics Inc.*	16,523
4,159	ACADIA Pharmaceuticals Inc.*	103,621
33,615	Acceleron Pharma Inc.*	1,409,477
1,385	Achaogen Inc.*(a)	14,446
4,640	Achillion Pharmaceuticals Inc.*	15,080
1,824	Acorda Therapeutics Inc.*	43,320
630	Adamas Pharmaceuticals Inc.*	15,404
2,358	Aduro Biotech Inc.*(a)	14,738
1,745	Advaxis Inc.*(a)	3,246
3,576	Agenus Inc.*	19,275
2,011	Agios Pharmaceuticals Inc.*	161,664
367	Aileron Therapeutics Inc.*	3,013
1,486	Aimmune Therapeutics Inc.*	48,295
1,901	Akebia Therapeutics Inc.*	27,184
2,666	Alder Biopharmaceuticals Inc.*	37,057
14,514	Alkermes PLC*	828,459
3,633	Alnylam Pharmaceuticals Inc.*	436,541
1,484	AMAG Pharmaceuticals Inc.*	31,238
7,032	Amicus Therapeutics Inc.*	96,760
751	AnaptysBio Inc.*	92,193
2,416	Anavex Life Sciences Corp.*	5,702
1,549	Ardelyx Inc.*	8,326
1,655	Arena Pharmaceuticals Inc.*	64,164
8,376	Array BioPharma Inc.*	145,072
1,258	Asterias Biotherapeutics Inc., Class A Shares*(a)	2,705

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE — 13.4% — (continued)
Biotechnology — 2.5% — (continued)
1,130	Atara Biotherapeutics Inc.*	$43,533
291	Athenex Inc.*(a)	4,609
4,761	Athersys Inc.*(a)	6,523
698	Audentes Therapeutics Inc.*	23,516
4,725	Avexis Inc.*	584,624
1,694	Axovant Sciences Ltd.*	2,439
901	Bellicum Pharmaceuticals Inc.*	6,262
4,160	BioCryst Pharmaceuticals Inc.*	20,675
383	Biohaven Pharmaceutical Holding Co., Ltd.*	12,980
10,872	BioMarin Pharmaceutical Inc.*	882,480
189	BioSpecifics Technologies Corp.*	7,654
3,583	BioTime Inc.*	9,387
4,587	Bioverativ Inc.*	480,167
2,056	Bluebird Bio Inc.*	413,256
1,788	Blueprint Medicines Corp.*	154,769
935	Calithera Biosciences Inc.*	7,200
426	Calyxt Inc.*	7,826
1,362	Cara Therapeutics Inc.*(a)	19,041
1,339	Cascadian Therapeutics Inc.*	13,350
2,892	Catalyst Pharmaceuticals Inc.*	9,225
5,617	Celldex Therapeutics Inc.*	12,638
1,063	ChemoCentryx Inc.*	10,332
1,495	Chimerix Inc.*	7,266
17,777	Clovis Oncology Inc.*	1,032,310
1,622	Coherus Biosciences Inc.*	16,058
950	Conatus Pharmaceuticals Inc.*	4,940
756	Concert Pharmaceuticals Inc.*	16,541
2,062	Corbus Pharmaceuticals Holdings Inc.*	15,259
528	Corvus Pharmaceuticals Inc.*	4,324
5,713	Curis Inc.*	2,828
1,589	Cytokinetics Inc.*	12,315
1,232	CytomX Therapeutics Inc.*	36,603
2,563	Dynavax Technologies Corp.*(a)	41,392
339	Eagle Pharmaceuticals Inc.*	19,031
1,054	Edge Therapeutics Inc.*	15,863
1,450	Editas Medicine Inc.*	53,128
1,418	Emergent BioSolutions Inc.*	70,475
659	Enanta Pharmaceuticals Inc.*	51,811
2,067	Epizyme Inc.*	36,586
715	Esperion Therapeutics Inc.*	57,493
13,178	Exact Sciences Corp.*	587,871
12,219	Exelixis Inc.*	315,250
1,568	Fate Therapeutics Inc.*	17,656
2,932	FibroGen Inc.*	161,553
1,148	Five Prime Therapeutics Inc.*	24,406
1,384	Flexion Therapeutics Inc.*	35,098
2,134	Fortress Biotech Inc.*	9,091
611	Foundation Medicine Inc.*	50,560
403	G1 Therapeutics Inc.*	9,104
1,818	Genocea Biosciences Inc.*	1,818
838	Genomic Health Inc.*	26,816
5,079	Geron Corp.*(a)	11,732
1,553	Global Blood Therapeutics Inc.*	91,083
5,029	Halozyme Therapeutics Inc.*	98,870

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE — 13.4% — (continued)
Biotechnology — 2.5% — (continued)
1,921	Heron Therapeutics Inc.*	$39,092
6,022	Idera Pharmaceuticals Inc.*(a)	10,659
655	Immune Design Corp.*	1,900
4,223	ImmunoGen Inc.*	46,918
4,305	Immunomedics Inc.*	72,798
5,298	Incyte Corp.*	451,178
3,158	Inovio Pharmaceuticals Inc.*	12,948
3,217	Insmed Inc.*	77,884
1,137	Insys Therapeutics Inc.*(a)	8,289
707	Intellia Therapeutics Inc.*	18,453
757	Intercept Pharmaceuticals Inc.*(a)	45,216
2,560	Intrexon Corp.*(a)	33,331
1,473	Invitae Corp.*(a)	9,707
5,220	Ionis Pharmaceuticals Inc.*	275,720
2,425	Iovance Biotherapeutics Inc.*	42,074
5,683	Ironwood Pharmaceuticals Inc., Class A Shares*	80,699
747	Jounce Therapeutics Inc.*	15,747
2,896	Juno Therapeutics Inc.*	251,286
1,658	Karyopharm Therapeutics Inc.*	24,489
3,236	Keryx Biopharmaceuticals Inc.*(a)	14,853
763	Kindred Biosciences Inc.*	6,791
646	Kura Oncology Inc.*	14,600
739	La Jolla Pharmaceutical Co.*(a)	22,953
1,789	Lexicon Pharmaceuticals Inc.*(a)	15,439
865	Ligand Pharmaceuticals Inc.*	131,385
962	Loxo Oncology Inc.*	106,994
1,443	MacroGenics Inc.*	36,205
176	Madrigal Pharmaceuticals Inc.*	22,183
1,718	Matinas BioPharma Holdings Inc.*	1,699
1,129	MediciNova Inc.*	11,798
548	Merrimack Pharmaceuticals Inc.	6,088
282	Mersana Therapeutics Inc.*	4,881
4,369	MiMedx Group Inc.*(a)	30,976
1,710	Minerva Neurosciences Inc.*	8,978
510	Miragen Therapeutics Inc.*	2,831
3,188	Momenta Pharmaceuticals Inc.*	54,355
2,750	Myriad Genetics Inc.*	89,155
1,428	NantKwest Inc.*	6,340
1,183	Natera Inc.*	10,647
9,064	Neurocrine Biosciences Inc.*	765,274
1,206	NewLink Genetics Corp.*(a)	8,659
13,219	Novavax Inc.*	28,685
465	Novelion Therapeutics Inc.*	1,925
1,230	Nymox Pharmaceutical Corp.*	3,973
14,044	OPKO Health Inc.*(a)	47,609
6,397	Organovo Holdings Inc.*(a)	6,461
1,627	Otonomy Inc.*	9,681
364	Ovid therapeutics Inc.*	2,399
5,689	PDL BioPharma Inc.*	13,654
1,286	Pieris Pharmaceuticals Inc.*	10,957
2,390	Portola Pharmaceuticals Inc.*	101,145
2,980	Progenics Pharmaceuticals Inc.*	19,906
604	Protagonist Therapeutics Inc.*	10,238
14,947	Prothena Corp. PLC*(a)	503,564

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE — 13.4% — (continued)
Biotechnology — 2.5% — (continued)
1,691	PTC Therapeutics Inc.*	$43,543
1,207	Puma Biotechnology Inc.*	78,877
491	Ra Pharmaceuticals Inc.*	3,133
1,612	Radius Health Inc.*(a)	61,401
719	Recro Pharma Inc.*	6,478
1,161	REGENXBIO Inc.*	33,030
1,589	Repligen Corp.*	54,487
1,625	Retrophin Inc.*	40,658
5,841	Rigel Pharmaceuticals Inc.*	21,962
1,724	Sage Therapeutics Inc.*	278,185
3,529	Sangamo Therapeutics Inc.*	84,520
2,569	Sarepta Therapeutics Inc.*	161,256
4,367	Seattle Genetics Inc.*	235,818
737	Selecta Biosciences Inc.*	6,751
629	Seres Therapeutics Inc.*	5,976
1,163	Spark Therapeutics Inc.*	66,407
3,657	Spectrum Pharmaceuticals Inc.*	78,662
1,192	Stemline Therapeutics Inc.*	20,443
954	Strongbridge Biopharma PLC*	6,964
683	Syndax Pharmaceuticals Inc.*	6,174
10,024	Synergy Pharmaceuticals Inc.*(a)	18,143
832	Syros Pharmaceuticals Inc.*	8,769
1,570	TESARO Inc.*	86,711
2,120	TG Therapeutics Inc.*(a)	29,680
505	Tocagen Inc.*	5,505
2,233	Trevena Inc.*	3,997
1,667	Ultragenyx Pharmaceutical Inc.*	79,699
1,817	United Therapeutics Corp.*	210,499
1,876	Vanda Pharmaceuticals Inc.*	35,363
1,105	VBI Vaccines Inc.*	4,055
1,401	Veracyte Inc.*	8,434
1,866	Versartis Inc.*	2,986
776	Voyager Therapeutics Inc.*	22,294
134	vTv Therapeutics Inc., Class A Shares*	757
905	XBiotech Inc.*	4,362
1,624	Xencor Inc.*	49,743
5,622	ZIOPHARM Oncology Inc.*(a)	20,970

	Total Biotechnology	14,849,481

Health Care Equipment & Supplies — 4.6%
922	Abaxis Inc.	61,470
1,735	ABIOMED Inc.*	465,292
115,855	Accuray Inc.*	642,995
3,310	Align Technology Inc.*	868,941
8,222	Analogic Corp.	686,537
1,537	AngioDynamics Inc.*	25,038
605	Anika Therapeutics Inc.*	31,490
5,210	Antares Pharma Inc.*	11,462
20,556	AtriCure Inc.*	363,225
59	Atrion Corp.	34,745
1,147	AxoGen Inc.*	33,492
15,834	Becton Dickinson and Co.	3,515,465
14,549	Cantel Medical Corp.	1,692,194
1,411	Cardiovascular Systems Inc.*	33,554
4,788	Cerus Corp.*	20,493

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE — 13.4% — (continued)
Health Care Equipment & Supplies — 4.6% — (continued)
1,766	ConforMIS Inc.*	$2,402
1,155	CONMED Corp.	69,912
7,564	Cooper Cos., Inc. (The)	1,743,653
4,883	Corindus Vascular Robotics Inc.*(a)	4,883
1,360	CryoLife Inc.*	25,772
530	Cutera Inc.*	23,876
7,180	DENTSPLY SIRONA Inc.	402,511
3,614	DexCom Inc.*	202,890
6,497	Edwards Lifesciences Corp.*	868,454
4,134	Endologix Inc.*	16,619
564	Entellus Medical Inc.*#(b)	13,536
129	FONAR Corp.*	3,186
1,551	GenMark Diagnostics Inc.*	6,390
1,206	Glaukos Corp.*	37,748
2,968	Globus Medical Inc., Class A Shares*	141,396
8,537	Haemonetics Corp.*	605,273
1,961	Halyard Health Inc.*	96,834
273	Heska Corp.*	18,559
2,786	Hill-Rom Holdings Inc.	233,077
633	ICU Medical Inc.*	146,381
716	Inogen Inc.*	86,507
9,481	Insulet Corp.*	711,928
1,303	Integer Holdings Corp.*	66,518
36,433	Integra LifeSciences Holdings Corp.*	1,921,112
1,278	Invacare Corp.	21,982
604	iRhythm Technologies Inc.*	37,539
1,742	K2M Group Holdings Inc.*	36,077
1,279	Lantheus Holdings Inc.*	19,569
535	LeMaitre Vascular Inc.	18,597
2,040	LivaNova PLC*	183,070
24,204	Masimo Corp.*	2,118,576
1,775	Meridian Bioscience Inc.	24,761
2,047	Merit Medical Systems Inc.*	93,138
1,281	Natus Medical Inc.*	39,903
2,080	Neogen Corp.*	121,202
9,623	Nevro Corp.*	780,618
23,459	Novocure Ltd.*	482,082
2,129	NuVasive Inc.*	102,958
2,727	NxStage Medical Inc.*	63,485
426	Obalon Therapeutics Inc.*	1,713
2,380	OraSure Technologies Inc.*	41,079
726	Orthofix International NV*	40,663
1,049	Oxford Immunotec Global PLC*	11,434
1,232	Penumbra Inc.*	133,302
392	Pulse Biosciences Inc.*	7,252
1,195	Quidel Corp.*	52,126
1,673	Quotient Ltd.*(a)	7,696
5,906	ResMed Inc.	562,665
1,804	Rockwell Medical Inc.*(a)	10,517
2,021	RTI Surgical Inc.*	8,589
363	Sientra Inc.*(a)	3,467
1,735	STAAR Surgical Co.*	27,239
10,562	STERIS PLC	964,311
635	Surmodics Inc.*	19,113

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE — 13.4% — (continued)
Health Care Equipment & Supplies — 4.6% — (continued)
550	Tactile Systems Technology Inc.*	$17,798
4,429	Teleflex Inc.	1,106,497
119	Utah Medical Products Inc.	10,555
64,037	Varex Imaging Corp.*	2,234,251
1,208	ViewRay Inc.*(a)	10,038
588	Viveve Medical Inc.*	2,546
3,096	West Pharmaceutical Services Inc.	270,033
49,543	Wright Medical Group NV*	1,008,200

	Total Health Care Equipment & Supplies	26,630,451

Health Care Providers & Services — 1.6%
454	AAC Holdings Inc.*	4,295
41,762	Acadia Healthcare Co., Inc.*	1,591,132
1,123	Aceto Corp.	8,052
331	Addus HomeCare Corp.*	11,370
536	Almost Family Inc.*	31,597
1,196	Amedisys Inc.*	70,815
409	American Renal Associates Holdings Inc.*(a)	8,106
1,982	AMN Healthcare Services Inc.*	110,298
4,442	BioScrip Inc.*	14,037
1,338	BioTelemetry Inc.*	43,217
7,774	Brookdale Senior Living Inc.*	50,764
879	Capital Senior Living Corp.*	10,363
662	Chemed Corp.	171,875
820	Civitas Solutions Inc.*	10,660
3,999	Community Health Systems Inc.*	20,475
392	CorVel Corp.*	19,188
1,281	Cross Country Healthcare Inc.*	16,589
2,041	Diplomat Pharmacy Inc.*	42,534
4,145	Encompass Health Corp.	220,763
2,028	Ensign Group Inc. (The)	54,148
22,558	Envision Healthcare Corp.*	868,483
2,272	Genesis Healthcare Inc., Class A Shares*	3,022
2,093	HealthEquity Inc.*	120,515
3,587	Kindred Healthcare Inc.	33,000
14,275	Laboratory Corp. of America Holdings*	2,465,292
660	LHC Group Inc.*	42,491
1,530	LifePoint Health Inc.*	70,533
1,011	Magellan Health Inc.*	102,010
3,853	MEDNAX Inc.*	211,838
9,849	Molina Healthcare Inc.*	712,083
476	National HealthCare Corp.	27,927
372	National Research Corp., Class A Shares	10,528
2,555	Owens & Minor Inc.	41,928
3,439	Patterson Cos., Inc.	108,604
351	PetIQ Inc., Class A Shares*	7,687
2,404	Premier Inc., Class A Shares*	79,693
479	Providence Service Corp. (The)*	30,445
4,334	R1 RCM Inc.*	28,431
1,887	RadNet Inc.*	18,870
4,527	Select Medical Holdings Corp.*	81,939
730	Surgery Partners Inc.*	11,570
3,415	Tenet Healthcare Corp.*	70,349
33,700	Tivity Health Inc.*	1,299,135
932	Triple-S Management Corp., Class B Shares*	22,648

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE — 13.4% — (continued)
Health Care Providers & Services — 1.6% — (continued)
512	US Physical Therapy Inc.	$39,680
1,882	WellCare Health Plans Inc.*	364,939

	Total Health Care Providers & Services	9,383,918

Health Care Technology — 0.6%
86,043	Allscripts Healthcare Solutions Inc.*	1,193,416
1,667	athenahealth Inc.*	232,947
2,904	Castlight Health Inc., Class B Shares*(a)	10,309
431	Computer Programs & Systems Inc.	12,844
1,543	Cotiviti Holdings Inc.*	51,706
2,511	Evolent Health Inc., Class A Shares*(a)	36,786
1,089	HealthStream Inc.*	26,310
3,525	HMS Holdings Corp.*	56,541
2,702	Inovalon Holdings Inc., Class A Shares*(a)	32,424
2,368	Medidata Solutions Inc.*	155,483
1,079	NantHealth Inc.*(a)	3,259
28,526	Omnicell Inc.*	1,245,160
2,244	Quality Systems Inc.*	28,162
445	Simulations Plus Inc.	6,920
351	Tabula Rasa HealthCare Inc.*	11,341
2,262	Teladoc Inc.*(a)	90,706
4,587	Veeva Systems Inc., Class A Shares*	319,714
1,225	Vocera Communications Inc.*	33,687

	Total Health Care Technology	3,547,715

Life Sciences Tools & Services — 2.2%
1,096	Accelerate Diagnostics Inc.*(a)	28,825
43,614	Agilent Technologies Inc.	2,991,484
5,616	Bio-Rad Laboratories Inc., Class A Shares*	1,516,545
1,567	Bio-Techne Corp.	221,480
4,314	Bruker Corp.	132,224
1,363	Cambrex Corp.*	70,808
16,192	Charles River Laboratories International Inc.*	1,726,229
2,107	Codexis Inc.*	20,122
1,486	Enzo Biochem Inc.*	9,406
115,005	Fluidigm Corp.*	778,584
11,635	ICON PLC, ADR*	1,318,362
2,906	Illumina Inc.*	662,626
30,919	Luminex Corp.	606,321
203	Medpace Holdings Inc.*	6,506
26,808	NanoString Technologies Inc.*	171,839
2,024	NeoGenomics Inc.*	17,002
5,435	Pacific Biosciences of California Inc.*	12,935
4,638	PerkinElmer Inc.	354,065
2,089	PRA Health Sciences Inc.*	175,476
33,790	QIAGEN NV*	1,138,723
2,293	Syneos Health Inc., Class A Shares*	96,077
2,834	Waters Corp.*	579,950

	Total Life Sciences Tools & Services	12,635,589

Pharmaceuticals — 1.9%
32,151	Aclaris Therapeutics Inc.*	641,091
1,392	Aerie Pharmaceuticals Inc.*	71,201
792	Akcea Therapeutics Inc.*(a)	13,440
3,786	Akorn Inc.*	64,135

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE — 13.4% — (continued)
Pharmaceuticals — 1.9% — (continued)
1,535	Amphastar Pharmaceuticals Inc.*	$28,183
338	ANI Pharmaceuticals Inc.*	21,656
1,861	Aratana Therapeutics Inc.*(a)	6,923
679	Assembly Biosciences Inc.*	38,526
200,300	Cardiome Pharma Corp.*	286,429
5,624	Catalent Inc.*	234,802
988	Clearside Biomedical Inc.*	6,382
1,056	Collegium Pharmaceutical Inc.*	25,333
3,835	Corcept Therapeutics Inc.*	58,254
860	Corium International Inc.*	11,180
2,423	Depomed Inc.*	16,646
1,602	Dermira Inc.*	41,187
250	Dova Pharmaceuticals Inc.*	7,565
6,490	Durect Corp.*	7,918
9,410	Endo International PLC*	59,330
6,862	Horizon Pharma PLC*	100,048
37,384	Impax Laboratories Inc.*	762,634
3,156	Innoviva Inc.*	48,950
13,220	Intersect ENT Inc.*	487,157
1,783	Intra-Cellular Therapies Inc.*	34,537
426	Kala Pharmaceuticals Inc.*	5,985
1,196	Lannett Co., Inc.*(a)	19,136
3,997	Mallinckrodt PLC*	66,670
38,577	Medicines Co. (The)*(a)	1,181,228
418	Melinta Therapeutics Inc.*	5,204
826	MyoKardia Inc.*	48,073
36,824	Nektar Therapeutics, Class A Shares*	3,187,485
1,067	Neos Therapeutics Inc.*(a)	8,856
1,095	Ocular Therapeutix Inc.*	5,727
1,915	Omeros Corp.*	19,341
28,680	Pacira Pharmaceuticals Inc.*	897,684
970	Paratek Pharmaceuticals Inc.*	12,707
835	Phibro Animal Health Corp., Class A Shares	32,106
2,234	Prestige Brands Holdings Inc.*	75,509
572	Reata Pharmaceuticals Inc., Class A Shares*	13,779
962	Revance Therapeutics Inc.*	29,774
248	Sienna Biopharmaceuticals Inc.*(a)	3,889
2,032	Supernus Pharmaceuticals Inc.*	79,045
2,397	Teligent Inc.*	6,712
2,531	Tetraphase Pharmaceuticals Inc.*	7,112
6,966	TherapeuticsMD Inc.*(a)	34,830
1,759	Theravance Biopharma Inc.*(a)	46,367
416	WaVe Life Sciences Ltd.*	21,195
26,000	Zoetis Inc., Class A Shares	2,102,360
1,437	Zogenix Inc.*	60,929
238	Zynerba Pharmaceuticals Inc.*	2,318

	Total Pharmaceuticals	11,047,528

	TOTAL HEALTH CARE	78,094,682

INDUSTRIALS — 19.6%
Aerospace & Defense — 3.5%
1,337	AAR Corp.	56,929
2,906	Aerojet Rocketdyne Holdings Inc.*	78,462
8,981	Aerovironment Inc.*	446,535

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS — 19.6% — (continued)
Aerospace & Defense — 3.5% — (continued)
901	Astronics Corp.*	$34,734
2,183	Axon Enterprise Inc.*	76,034
3,953	BWX Technologies Inc.	248,881
39,206	Cubic Corp.	2,407,248
1,854	Curtiss-Wright Corp.	250,253
435	Ducommun Inc.*	12,241
743	Engility Holdings Inc.*	20,291
1,095	Esterline Technologies Corp.*	80,921
1,278	HEICO Corp.	109,397
17,643	HEICO Corp., Class A Shares	1,279,118
66,913	Hexcel Corp.	4,501,907
1,885	Huntington Ingalls Industries Inc.	493,889
90,420	KEYW Holding Corp. (The)*(a)	679,054
25,631	KLX Inc.*	1,734,706
3,598	Kratos Defense & Security Solutions Inc.*	43,356
41,659	Mercury Systems Inc.*	1,915,064
1,334	Moog Inc., Class A Shares*	111,829
208	National Presto Industries Inc.	18,886
2,423	Orbital ATK Inc.	319,981
492	Sparton Corp.*	11,154
17,491	Spirit AeroSystems Holdings Inc., Class A Shares	1,596,753
4,772	Teledyne Technologies Inc.*	887,353
15,100	Textron Inc.	903,735
2,046	Triumph Group Inc.	57,186
531	Vectrus Inc.*	14,491
183,090	Wesco Aircraft Holdings Inc.*	1,638,656

	Total Aerospace & Defense	20,029,044

Air Freight & Logistics — 0.4%
2,466	Air Transport Services Group Inc.*	65,275
971	Atlas Air Worldwide Holdings Inc.*	59,086
68,255	Echo Global Logistics Inc.*	1,805,345
1,222	Forward Air Corp.	65,988
1,365	Hub Group Inc., Class A Shares*	59,582
1,739	Radiant Logistics Inc.*	6,434
5,007	XPO Logistics Inc.*	492,839

	Total Air Freight & Logistics	2,554,549

Airlines — 0.3%
5,083	Alaska Air Group Inc.	327,854
531	Allegiant Travel Co., Class A Shares	88,305
1,325	Copa Holdings SA, Class A Shares	180,160
2,173	Hawaiian Holdings Inc.	78,228
51,535	JetBlue Airways Corp.*	1,084,812
2,127	SkyWest Inc.	116,560
2,929	Spirit Airlines Inc.*	116,691

	Total Airlines	1,992,610

Building Products — 1.2%
1,725	AAON Inc.	63,394
1,482	Advanced Drainage Systems Inc.	37,865
4,027	Allegion PLC	338,711
592	American Woodmark Corp.*	76,013
20,840	AO Smith Corp.	1,337,720
1,182	Apogee Enterprises Inc.	50,991

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS — 19.6% — (continued)
Building Products — 1.2% — (continued)
1,058	Armstrong Flooring Inc.*	$14,822
1,859	Armstrong World Industries Inc.*	112,098
4,641	Builders FirstSource Inc.*	89,014
952	Caesarstone Ltd.	20,611
1,587	Continental Building Products Inc.*	43,166
612	CSW Industrials Inc.*	28,060
6,398	Fortune Brands Home & Security Inc.	388,103
1,327	Gibraltar Industries Inc.*	46,047
1,232	Griffon Corp.	23,038
765	Insteel Industries Inc.	21,604
24,729	JELD-WEN Holding Inc.*	770,556
1,619	Lennox International Inc.	331,296
1,189	Masonite International Corp.*	72,588
117,367	NCI Building Systems Inc.*	1,913,082
4,689	Owens Corning	381,216
1,019	Patrick Industries Inc.*	62,617
2,048	PGT Innovations Inc.*	35,840
24,172	Ply Gem Holdings Inc.*	522,115
1,441	Quanex Building Products Corp.	24,137
1,729	Simpson Manufacturing Co., Inc.	95,648
1,240	Trex Co., Inc.*	128,216
2,519	Universal Forest Products Inc.	82,976
3,597	USG Corp.*	120,212

	Total Building Products	7,231,756

Commercial Services & Supplies — 1.8%
2,342	ABM Industries Inc.	82,345
4,418	ACCO Brands Corp.	55,888
1,808	Advanced Disposal Services Inc.*	40,463
633	Aqua Metals Inc.*	1,462
1,684	ARC Document Solutions Inc.*	3,587
1,944	Brady Corp., Class A Shares	72,706
1,927	Brink’s Co. (The)	141,635
1,658	Casella Waste Systems Inc., Class A Shares*	42,146
1,470	CECO Environmental Corp.	6,042
1,051	Cimpress NV*	171,050
11,129	Cintas Corp.	1,899,275
15,896	Clean Harbors Inc.*	793,687
8,389	Copart Inc.*	392,689
126,944	Covanta Holding Corp.	1,897,813
2,028	Deluxe Corp.	143,988
1,208	Ennis Inc.	23,556
1,527	Essendant Inc.	12,124
2,991	Healthcare Services Group Inc.	135,881
554	Heritage-Crystal Clean Inc.*	11,080
2,507	Herman Miller Inc.	90,001
1,818	HNI Corp.	67,230
1,802	Hudson Technologies Inc.*	10,992
1,945	InnerWorkings Inc.*	17,952
2,502	Interface Inc., Class A Shares	60,548
30,033	KAR Auction Services Inc.	1,624,185
1,550	Kimball International Inc., Class B Shares	25,466
2,029	Knoll Inc.	43,157
1,441	LSC Communications Inc.	20,981
1,300	Matthews International Corp., Class A Shares	66,625

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS — 19.6% — (continued)
Commercial Services & Supplies — 1.8% — (continued)
985	McGrath RentCorp	$49,861
1,847	Mobile Mini Inc.	77,482
1,398	MSA Safety Inc.	112,721
570	Multi-Color Corp.	36,109
157	NL Industries Inc.*	1,264
7,875	Pitney Bowes Inc.	97,650
1,325	Quad/Graphics Inc.	34,967
4,035	Rollins Inc.	202,839
2,962	RR Donnelley & Sons Co.	22,333
729	SP Plus Corp.*	26,244
3,543	Steelcase Inc., Class A Shares	48,362
1,228	Team Inc.*(a)	20,078
2,342	Tetra Tech Inc.	114,641
637	UniFirst Corp.	98,926
913	US Ecology Inc.	48,298
842	Viad Corp.	43,826
364	VSE Corp.	17,654
22,529	Waste Connections Inc.	1,594,603

	Total Commercial Services & Supplies	10,602,412

Construction & Engineering — 2.2%
6,548	AECOM*	232,520
1,355	Aegion Corp., Class A Shares*	31,111
881	Ameresco Inc., Class A Shares*	7,180
609	Argan Inc.	24,330
4,231	Chicago Bridge & Iron Co. NV	73,873
1,546	Comfort Systems USA Inc.	63,463
1,267	Dycom Industries Inc.*	138,407
33,107	EMCOR Group Inc.	2,526,395
5,905	Fluor Corp.	335,995
28,067	Granite Construction Inc.	1,630,693
2,140	Great Lakes Dredge & Dock Corp.*	9,737
1,890	HC2 Holdings Inc.*	9,374
199	IES Holdings Inc.*	3,055
53,902	Jacobs Engineering Group Inc.	3,291,256
52,405	KBR Inc.	793,412
159,414	Layne Christensen Co.*	2,470,917
2,794	MasTec Inc.*	142,354
670	MYR Group Inc.*	21,675
576	Northwest Pipe Co.*	10,097
343	NV5 Global Inc.*	14,835
1,240	Orion Group Holdings Inc.*	7,787
1,648	Primoris Services Corp.	41,035
6,241	Quanta Services Inc.*	214,940
1,080	Sterling Construction Co., Inc.*	13,046
1,562	Tutor Perini Corp.*	37,722
3,732	Valmont Industries Inc.	548,977

	Total Construction & Engineering	12,694,186

Electrical Equipment — 1.0%
328	Allied Motion Technologies Inc.	10,283
1,385	Atkore International Group Inc.*	30,110
46,777	AZZ Inc.	1,910,840
50,284	Babcock & Wilcox Enterprises Inc.*(a)	319,806
840	Encore Wire Corp.	44,016

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS — 19.6% — (continued)
Electrical Equipment — 1.0% — (continued)
791	Energous Corp.*(a)	$17,442
1,826	EnerSys	127,254
2,553	Generac Holdings Inc.*	113,557
2,067	General Cable Corp.	61,080
2,304	Hubbell Inc., Class B Shares	301,939
1,036	LSI Industries Inc.	8,091
9,628	Plug Power Inc.*(a)	17,908
407	Powell Industries Inc.	10,838
144	Preformed Line Products Co.	8,754
1,869	Regal Beloit Corp.	135,129
720	Revolution Lighting Technologies Inc.*	2,455
7,150	Sensata Technologies Holding NV*	377,949
3,584	Sunrun Inc.*(a)	23,977
109,680	Thermon Group Holdings Inc.*	2,393,218
577	TPI Composites Inc.*	11,436
674	Vicor Corp.*	17,356
1,359	Vivint Solar Inc.*	4,077

	Total Electrical Equipment	5,947,515

Industrial Conglomerates — 0.6%
16,583	Carlisle Cos., Inc.	1,706,557
1,519	Raven Industries Inc.	51,570
5,982	Roper Technologies Inc.	1,645,588

	Total Industrial Conglomerates	3,403,715

Machinery — 4.5%
26,847	Actuant Corp., Class A Shares	609,427
2,809	AGCO Corp.	187,079
396	Alamo Group Inc.	44,015
1,203	Albany International Corp., Class A Shares	76,571
5,262	Allison Transmission Holdings Inc.	208,533
1,204	Altra Industrial Motion Corp.	52,254
357	American Railcar Industries Inc.(a)	13,298
890	Astec Industries Inc.	52,421
2,112	Barnes Group Inc.	127,375
330	Blue Bird Corp.*	7,656
1,744	Briggs & Stratton Corp.	39,205
1,284	Chart Industries Inc.*	70,761
692	CIRCOR International Inc.	32,524
3,728	Colfax Corp.*	118,513
927	Columbus McKinnon Corp.	32,908
1,068	Commercial Vehicle Group Inc.*	10,787
2,108	Crane Co.	194,589
512	DMC Global Inc.	10,854
5,497	Donaldson Co., Inc.	260,888
933	Douglas Dynamics Inc.	41,519
203	Eastern Co. (The)	5,177
1,692	Energy Recovery Inc.*(a)	11,607
886	EnPro Industries Inc.	64,200
1,066	ESCO Technologies Inc.	62,787
1,364	Evoqua Water Technologies Corp.*	31,236
462	ExOne Co. (The)*	3,862
2,485	Federal Signal Corp.	53,154
32,122	Flowserve Corp.	1,360,367
1,942	Franklin Electric Co., Inc.	76,029

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS — 19.6% — (continued)
Machinery — 4.5% — (continued)
365	FreightCar America Inc.	$5,398
2,747	Gardner Denver Holdings Inc.*	87,931
303	Gencor Industries Inc.*	4,893
909	Global Brass & Copper Holdings Inc.	25,725
833	Gorman-Rupp Co. (The)	22,224
6,995	Graco Inc.	310,228
303	Graham Corp.	6,124
1,148	Greenbrier Cos., Inc. (The)(a)	59,466
309	Hardinge Inc.	5,670
34,676	Harsco Corp.*	702,189
2,655	Hillenbrand Inc.	116,555
226	Hurco Cos., Inc.	9,458
433	Hyster-Yale Materials Handling Inc.	30,825
21,624	IDEX Corp.	2,958,163
15,647	ITT Inc.	785,166
22,231	John Bean Technologies Corp.	2,462,083
455	Kadant Inc.	43,407
3,373	Kennametal Inc.	138,968
341	LB Foster Co., Class A Shares*	8,917
2,483	Lincoln Electric Holdings Inc.	217,362
438	Lindsay Corp.	38,737
699	Lydall Inc.*	33,657
76,574	Manitowoc Co., Inc. (The)*	2,275,779
3,524	Meritor Inc.*	86,338
2,323	Middleby Corp. (The)*	279,341
84,732	Milacron Holdings Corp.*	1,815,807
563	Miller Industries Inc.	13,709
2,391	Mueller Industries Inc.	63,338
6,491	Mueller Water Products Inc., Class A Shares	71,401
2,089	Navistar International Corp.*	77,961
1,143	NN Inc.	27,318
2,431	Nordson Corp.	325,924
74	Omega Flex Inc.	4,131
3,150	Oshkosh Corp.	248,630
375	Park-Ohio Holdings Corp.	14,944
1,042	Proto Labs Inc.*	113,526
983	RBC Bearings Inc.*	118,452
953	REV Group Inc.	25,731
4,372	Rexnord Corp.*	126,701
16,499	Snap-on Inc.	2,626,971
1,442	Spartan Motors Inc.	21,270
1,783	SPX Corp.*	55,683
46,990	SPX FLOW Inc.*	2,291,232
526	Standex International Corp.	50,549
995	Sun Hydraulics Corp.	51,660
738	Tennant Co.	47,527
3,278	Terex Corp.	136,103
2,916	Timken Co. (The)	127,721
2,098	Titan International Inc.	26,980
4,454	Toro Co. (The)	283,141
1,903	TriMas Corp.*	49,288
6,347	Trinity Industries Inc.	207,166
12,819	Twin Disc Inc.*	306,630
2,451	Wabash National Corp.	53,554

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS — 19.6% — (continued)
Machinery — 4.5% — (continued)
2,138	WABCO Holdings Inc.*	$294,980
11,653	Wabtec Corp.	947,855
1,166	Watts Water Technologies Inc., Class A Shares	88,033
5,431	Welbilt Inc.*	107,588
2,234	Woodward Inc.	158,234
7,583	Xylem Inc.	565,540

	Total Machinery	26,119,478

Marine — 0.1%
2,660	Costamare Inc.	15,401
38,400	Danaos Corp.*	49,920
1,279	Eagle Bulk Shipping Inc.*	6,216
519	Genco Shipping & Trading Ltd.*	7,141
2,241	Kirby Corp.*	168,075
1,766	Matson Inc.	50,331
4,582	Navios Maritime Holdings Inc.*	5,728
2,124	Safe Bulkers Inc.*	7,774
2,474	Scorpio Bulkers Inc.	19,174

	Total Marine	329,760

Professional Services — 1.1%
721	Acacia Research Corp.*	2,487
296	Barrett Business Services Inc.	21,990
266	BG Staffing Inc.	4,376
2,158	CBIZ Inc.*	38,952
636	Cogint Inc.*	1,654
6,239	CoStar Group Inc.*	2,134,549
296	CRA International Inc.	14,797
1,559	Dun & Bradstreet Corp. (The)	194,937
1,071	Exponent Inc.	83,270
490	Forrester Research Inc.	19,845
449	Franklin Covey Co.*	11,629
1,582	FTI Consulting Inc.*	75,446
467	GP Strategies Corp.*	10,297
773	Heidrick & Struggles International Inc.	20,407
1,829	Hill International Inc.*	10,151
917	Huron Consulting Group Inc.*	32,095
751	ICF International Inc.*	42,807
1,523	Insperity Inc.	99,452
1,287	Kelly Services Inc., Class A Shares	37,954
991	Kforce Inc.	27,451
2,210	Korn/Ferry International	92,621
2,830	ManpowerGroup Inc.	335,242
97,115	Mistras Group Inc.*	1,915,108
1,919	Navigant Consulting Inc.*	38,150
2,101	On Assignment Inc.*	161,126
1,405	Resources Connection Inc.	21,848
5,207	Robert Half International Inc.	297,163
1,935	RPX Corp.	19,408
6,664	TransUnion*	380,314
1,738	TriNet Group Inc.*	81,981
1,711	TrueBlue Inc.*	46,539
1,664	WageWorks Inc.*	87,277
345	Willdan Group Inc.*	7,235

	Total Professional Services	6,368,558

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS — 19.6% — (continued)
Road & Rail — 1.0%
211	AMERCO	$72,584
1,087	ArcBest Corp.	35,980
23,538	Avis Budget Group Inc.*	1,063,447
569	Covenant Transportation Group Inc., Class A Shares*	14,692
1,190	Daseke Inc.*	11,971
2,559	Genesee & Wyoming Inc., Class A Shares*	177,927
1,957	Heartland Express Inc.	38,201
25,807	Hertz Global Holdings Inc.*	469,429
19,393	Knight-Swift Transportation Holdings Inc., Class A Shares	933,967
1,754	Landstar System Inc.	190,835
1,625	Marten Transport Ltd.	35,181
2,582	Old Dominion Freight Line Inc.	358,691
1,683	Roadrunner Transportation Systems Inc.*	6,446
26,782	Ryder System Inc.	1,938,213
1,061	Saia Inc.*	77,082
1,746	Schneider National Inc., Class B Shares	45,151
346	Universal Logistics Holdings Inc.	7,647
1,985	Werner Enterprises Inc.	73,941
1,308	YRC Worldwide Inc.*	11,406

	Total Road & Rail	5,562,791

Trading Companies & Distributors — 1.9%
4,069	Air Lease Corp., Class A Shares	177,693
1,998	Aircastle Ltd.	38,921
1,604	Applied Industrial Technologies Inc.	112,922
16,836	Beacon Roofing Supply Inc.*	890,793
47,373	BMC Stock Holdings Inc.*	888,244
560	CAI International Inc.*	11,312
662	DXP Enterprises Inc.*	19,688
170	EnviroStar Inc.	5,865
680	Foundation Building Materials Inc.*	9,309
1,602	GATX Corp.	110,442
1,148	GMS Inc.*	35,542
1,325	H&E Equipment Services Inc.	49,939
35,316	HD Supply Holdings Inc.*	1,280,205
1,016	Herc Holdings Inc.*	66,253
892	Huttig Building Products Inc.*	4,594
1,148	Kaman Corp.	70,280
376	Lawson Products Inc.*	8,817
3,741	MRC Global Inc.*	61,839
1,837	MSC Industrial Direct Co., Inc., Class A Shares	160,701
1,121	Nexeo Solutions Inc.*	10,414
4,486	NOW Inc.*	42,572
34,813	Rush Enterprises Inc., Class A Shares*	1,479,901
276	Rush Enterprises Inc., Class B Shares*	10,988
1,427	SiteOne Landscape Supply Inc.*	98,235
102,792	Textainer Group Holdings Ltd.*	1,675,510
779	Titan Machinery Inc.*	15,533
1,978	Triton International Ltd.*	56,413
3,569	United Rentals Inc.*	624,896
50,660	Univar Inc.*	1,459,515
446	Veritiv Corp.*	10,815
6,871	Watsco Inc.	1,136,257
1,974	WESCO International Inc.*	122,881

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS — 19.6% — (continued)
Trading Companies & Distributors — 1.9% — (continued)
210	Willis Lease Finance Corp.*	$5,733

	Total Trading Companies & Distributors	10,753,022

Transportation Infrastructure — 0.0%
3,369	Macquarie Infrastructure Corp.	136,444

	TOTAL INDUSTRIALS	113,725,840

INFORMATION TECHNOLOGY — 19.4%
Communications Equipment — 1.7%
788	Acacia Communications Inc.*(a)	30,496
2,039	ADTRAN Inc.	31,910
1,137	Aerohive Networks Inc.*	4,764
786	Applied Optoelectronics Inc.*(a)	21,953
2,237	Arista Networks Inc.*	603,408
50,967	ARRIS International PLC*	1,299,659
1,459	CalAmp Corp.*	34,141
2,086	Calix Inc.*	13,663
148,698	Ciena Corp.*	3,445,333
411	Clearfield Inc.*	5,549
7,976	CommScope Holding Co., Inc.*	308,751
968	Comtech Telecommunications Corp.	21,393
1,211	Digi International Inc.*	12,655
1,992	EchoStar Corp., Class A Shares*	115,576
754	EMCORE Corp.*	3,996
4,725	Extreme Networks Inc.*	53,912
4,787	Finisar Corp.*	86,166
3,335	Harmonic Inc.*	10,088
102,999	Infinera Corp.*	1,024,840
1,450	InterDigital Inc.	104,110
659	KVH Industries Inc.*	6,722
2,596	Lumentum Holdings Inc.*	158,356
31,900	Mitel Networks Corp.*	260,942
1,311	NETGEAR Inc.*	73,088
3,532	NetScout Systems Inc.*	93,775
6,952	Oclaro Inc.*	49,846
5,687	Palo Alto Networks Inc.*	985,955
1,381	Plantronics Inc.	74,629
712	Quantenna Communications Inc.*	9,790
57,022	Ribbon Communications Inc.*	369,503
942	Ubiquiti Networks Inc.*(a)	59,911
2,236	ViaSat Inc.*(a)	156,050
60,134	Viavi Solutions Inc.*	578,489

	Total Communications Equipment	10,109,419

Electronic Equipment, Instruments & Components — 2.6%
556	Akoustis Technologies Inc.*	3,203
9,464	Amphenol Corp., Class A Shares	864,915
1,216	Anixter International Inc.*	91,869
3,718	Arrow Electronics Inc.*	303,314
5,070	Avnet Inc.	216,489
1,929	AVX Corp.	33,372
1,173	Badger Meter Inc.	55,835
335	Bel Fuse Inc., Class B Shares	5,795
1,758	Belden Inc.	127,859
2,069	Benchmark Electronics Inc.*	62,070

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY — 19.4% — (continued)
Electronic Equipment, Instruments & Components — 2.6% — (continued)
6,313	CDW Corp.	$460,407
7,011	Cognex Corp.	376,561
1,033	Coherent Inc.*	216,062
1,066	Control4 Corp.*	25,627
1,346	CTS Corp.	34,592
1,833	Daktronics Inc.	16,332
2,307	Dolby Laboratories Inc., Class A Shares	148,917
1,346	Electro Scientific Industries Inc.*	24,134
548	ePlus Inc.*	41,949
1,515	Fabrinet*	45,677
696	FARO Technologies Inc.*	41,308
8,127	Fitbit Inc., Class A Shares*	38,847
27,614	Flex Ltd.*	499,813
5,829	FLIR Systems Inc.	286,204
10,948	II-VI Inc.*	421,498
1,490	Insight Enterprises Inc.*	52,046
1,518	IPG Photonics Corp.*	372,882
974	Iteris Inc.*	5,425
11,330	Itron Inc.*	793,100
7,274	Jabil Inc.	197,053
2,329	KEMET Corp.*	41,875
82,270	Keysight Technologies Inc.*	3,867,513
1,248	Kimball Electronics Inc.*	21,653
3,667	Knowles Corp.*	52,951
1,040	Littelfuse Inc.	215,800
46,421	Maxwell Technologies Inc.*(a)	264,135
136	Mesa Laboratories Inc.	17,816
1,491	Methode Electronics Inc.	58,820
4,092	MicroVision Inc.*(a)	4,501
710	MTS Systems Corp.	34,754
505	Napco Security Technologies Inc.*	5,100
4,494	National Instruments Corp.	227,217
1,347	Novanta Inc.*	75,230
20,860	Orbotech Ltd.*	1,146,466
8,437	OSI Systems Inc.*	532,712
802	Park Electrochemical Corp.	13,650
566	PC Connection Inc.	14,054
408	PCM Inc.*	2,897
1,399	Plexus Corp.*	84,388
1,285	Radisys Corp.*	1,105
758	Rogers Corp.*	104,089
2,995	Sanmina Corp.*	82,512
1,031	ScanSource Inc.*	33,765
1,215	SYNNEX Corp.	150,235
572	Systemax Inc.	16,342
1,472	Tech Data Corp.*	152,116
10,578	Trimble Inc.*	401,224
3,876	TTM Technologies Inc.*	62,636
5,777	Universal Display Corp.	749,855
43,054	VeriFone Systems Inc.*	714,696
5,543	Vishay Intertechnology Inc.	101,991
461	Vishay Precision Group Inc.*	13,807
2,207	Zebra Technologies Corp., Class A Shares*	304,875

	Total Electronic Equipment, Instruments & Components	15,433,935

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY — 19.4% — (continued)
Internet Software & Services — 0.8%
2,034	2U Inc.*	$168,375
857	Alarm.com Holdings Inc.*	30,968
994	Alteryx Inc., Class A Shares*	33,985
934	Amber Road Inc.*	8,499
371	Appfolio Inc., Class A Shares*	14,877
901	Apptio Inc., Class A Shares*	26,039
661	Benefitfocus Inc.*(a)	15,996
1,863	Blucora Inc.*	43,408
3,422	Box Inc., Class A Shares*	82,333
1,218	Brightcove Inc.*	8,343
1,073	Carbonite Inc.*	30,205
626	Care.com Inc.*	11,193
3,029	Cars.com Inc.*	82,964
1,202	ChannelAdvisor Corp.*	10,638
4,109	Cloudera Inc.*	78,276
652	CommerceHub Inc., Series A*	12,923
1,164	CommerceHub Inc., Series C*	22,174
2,234	Cornerstone OnDemand Inc.*	91,594
1,325	Coupa Software Inc.*	59,095
2,559	DHI Group Inc.*	4,222
2,159	Endurance International Group Holdings Inc.*	15,761
1,815	Envestnet Inc.*	100,007
5,084	Etsy Inc.*	128,676
2,256	Five9 Inc.*	68,492
5,338	GoDaddy Inc., Class A Shares*	319,266
2,411	Gogo Inc.*(a)	21,892
3,610	GrubHub Inc.*	358,870
1,308	GTT Communications Inc.*	67,493
2,118	Hortonworks Inc.*	38,082
2,953	IAC/InterActiveCorp.*	439,731
927	Instructure Inc.*	40,232
973	Internap Corp.*	12,668
1,958	j2 Global Inc.	144,931
584	Leaf Group Ltd.*	4,497
2,749	Limelight Networks Inc.*	11,106
1,072	Liquidity Services Inc.*	7,343
2,338	LivePerson Inc.*	33,784
2,194	LogMeIn Inc.	253,517
1,558	Match Group Inc.*(a)	62,398
3,147	Meet Group Inc. (The)*	8,245
1,814	MINDBODY Inc., Class A Shares*	64,669
990	MuleSoft Inc., Class A Shares*	30,571
1,293	New Relic Inc.*	92,812
2,693	NIC Inc.	36,356
4,503	Nutanix Inc., Class A Shares*	164,134
823	Okta Inc., Class A Shares*	31,760
644	Ominto Inc.*(a)	2,170
10,216	Pandora Media Inc.*(a)	45,053
1,324	Q2 Holdings Inc.*	60,308
1,557	QuinStreet Inc.*	20,443
3,189	Quotient Technology Inc.*	41,935
249	Reis Inc.	4,793
780	Shutterstock Inc.*	39,195
710	SPS Commerce Inc.*	42,614

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY — 19.4% — (continued)
Internet Software & Services — 0.8% — (continued)
687	Stamps.com Inc.*	$131,251
831	TechTarget Inc.*	14,360
997	Trade Desk Inc. (The), Class A Shares*(a)	56,091
2,965	TrueCar Inc.*	32,882
384	Tucows Inc., Class A Shares*(a)	22,195
2,613	Twilio Inc., Class A Shares*	89,260
172	Veritone Inc.*(a)	2,399
1,615	Web.com Group Inc.*	29,070
1,036	XO Group Inc.*	19,964
3,357	Yelp Inc., Class A Shares*	146,231
868	Yext Inc.*	11,024
2,300	Zillow Group Inc., Class A Shares*	109,342
4,555	Zillow Group Inc., Class C Shares*	217,137

	Total Internet Software & Services	4,531,117

IT Services — 5.2%
39,117	Acxiom Corp.*	1,070,632
2,352	Alliance Data Systems Corp.	566,738
18,237	Black Knight Inc.*	868,993
2,292	Blackhawk Network Holdings Inc., Class A Shares*	102,567
6,011	Booz Allen Hamilton Holding Corp., Class A Shares	227,997
4,951	Broadridge Financial Solutions Inc.	496,981
1,022	CACI International Inc., Class A Shares*	152,329
1,913	Cardtronics PLC, Class A Shares*	42,813
503	Cass Information Systems Inc.	29,456
97,741	Conduent Inc.*	1,847,305
3,928	Convergys Corp.	91,169
32,265	CoreLogic Inc.*	1,468,058
1,396	CSG Systems International Inc.	65,165
6,836	CSRA Inc.	277,063
2,522	DST Systems Inc.	209,755
18,342	DXC Technology Co.	1,880,789
2,092	EPAM Systems Inc.*	236,647
51,075	Euronet Worldwide Inc.*	4,334,735
2,518	Everi Holdings Inc.*	18,759
2,533	EVERTEC Inc.	41,035
1,364	ExlService Holdings Inc.*	77,775
9,280	Gartner Inc.*	1,052,445
83,820	Genpact Ltd.	2,629,434
20,503	Global Payments Inc.	2,324,835
1,164	Hackett Group Inc. (The)	20,987
1,769	Information Services Group Inc.*	7,465
40,303	InterXion Holding NV*	2,269,059
8,872	Jack Henry & Associates Inc.	1,040,686
6,005	Leidos Holdings Inc.	380,177
1,078	ManTech International Corp., Class A Shares	60,767
2,688	MAXIMUS Inc.	180,042
1,105	MoneyGram International Inc.*	11,857
1,438	Perficient Inc.*	27,998
920	Presidio Inc.*	13,450
8,694	Sabre Corp.	199,701
1,818	Science Applications International Corp.	131,605
3,677	ServiceSource International Inc.*	13,458
10,278	Square Inc., Class A Shares*	473,302
470	StarTek Inc.*	5,076

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY — 19.4% — (continued)
IT Services — 5.2% — (continued)
1,536	Switch Inc., Class A Shares	$21,212
1,639	Sykes Enterprises Inc.*	47,629
1,386	Syntel Inc.*	37,214
5,102	Teradata Corp.*	187,856
5,209	Travelport Worldwide Ltd.	74,228
800	TTEC Holdings Inc.	28,520
33,757	Unisys Corp.*(a)	378,078
1,135	Virtusa Corp.*	54,162
16,053	WEX Inc.*	2,400,726
28,810	WNS Holdings Ltd., ADR*	1,296,450
9,593	Worldpay Inc., Class A Shares*	779,719

	Total IT Services	30,254,899

Semiconductors & Semiconductor Equipment — 3.6%
1,662	Advanced Energy Industries Inc.*	110,224
35,580	Advanced Micro Devices Inc.*(a)	430,874
891	Alpha & Omega Semiconductor Ltd.*	13,695
1,358	Ambarella Inc.*	65,293
4,272	Amkor Technology Inc.*	42,934
1,262	Axcelis Technologies Inc.*	30,856
1,335	AXT Inc.*	9,979
2,885	Brooks Automation Inc.	77,058
1,040	Cabot Microelectronics Corp.	105,976
13,501	Cavium Inc.*	1,202,129
11,408	CEVA Inc.*	419,244
2,700	Cirrus Logic Inc.*	119,637
1,154	Cohu Inc.	23,115
4,097	Cree Inc.*	154,989
288	CyberOptics Corp.*(a)	4,723
66,102	Cypress Semiconductor Corp.	1,154,802
1,615	Diodes Inc.*	48,611
1,058	DSP Group Inc.*	12,855
5,967	Entegris Inc.	198,104
3,443	First Solar Inc.*	216,392
23,520	FormFactor Inc.*	308,112
591	GSI Technology Inc.*	4,468
885	Ichor Holdings Ltd.*	22,868
12,527	Impinj Inc.*(a)	159,594
1,756	Inphi Corp.*(a)	48,729
68,602	Integrated Device Technology Inc.*	2,081,385
3,077	Kopin Corp.*	9,416
5,545	Lam Research Corp.	1,063,864
5,150	Lattice Semiconductor Corp.*	30,951
57,127	MACOM Technology Solutions Holdings Inc.*(a)	1,219,090
38,331	Marvell Technology Group Ltd.	900,395
2,582	MaxLinear Inc., Class A Shares*	58,689
20,200	Mellanox Technologies Ltd.*	1,389,760
28,370	Microsemi Corp.*	1,841,213
2,262	MKS Instruments Inc.	251,874
12,420	Monolithic Power Systems Inc.	1,453,885
990	Nanometrics Inc.*	26,126
1,517	NeoPhotonics Corp.*(a)	9,208
202	NVE Corp.	14,041
17,634	ON Semiconductor Corp.*	421,805
1,169	PDF Solutions Inc.*	13,023

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY — 19.4% — (continued)
Semiconductors & Semiconductor Equipment — 3.6% — (continued)
2,791	Photronics Inc.*	$21,770
1,222	Pixelworks Inc.*	5,377
1,200	Power Integrations Inc.	80,640
13,305	Qorvo Inc.*	1,073,846
91,012	Rambus Inc.*	1,156,762
1,292	Rudolph Technologies Inc.*	34,303
16,772	Semtech Corp.*	564,378
1,790	Sigma Designs Inc.*	10,740
1,757	Silicon Laboratories Inc.*	164,279
340	SMART Global Holdings Inc.*	11,805
2,393	SunPower Corp., Class A Shares*(a)	16,966
1,440	Synaptics Inc.*	66,917
8,392	Teradyne Inc.	380,997
36,812	Ultra Clean Holdings Inc.*	708,999
33,878	Veeco Instruments Inc.*	614,886
4,578	Versum Materials Inc.	169,478
2,245	Xcerra Corp.*	22,450
2,054	Xperi Corp.	45,291

	Total Semiconductors & Semiconductor Equipment	20,919,870

Software — 5.3%
19,146	8x8 Inc.*	349,414
2,126	A10 Networks Inc.*	13,351
4,909	ACI Worldwide Inc.*	116,098
10,220	Activision Blizzard Inc.	747,389
597	Agilysys Inc.*	6,668
1,192	American Software Inc., Class A Shares	14,828
3,608	ANSYS Inc.*	577,064
3,070	Aspen Technology Inc.*	237,250
3,874	Atlassian Corp. PLC, Class A Shares*	210,319
2,006	Blackbaud Inc.	205,655
622	Blackline Inc.*	27,368
27,753	Bottomline Technologies de Inc.*	1,054,059
15,875	Cadence Design Systems Inc.*	615,474
2,858	Callidus Software Inc.*	102,602
19,608	CDK Global Inc.	1,346,677
21,243	CommVault Systems Inc.*	1,105,698
435	Digimarc Corp.*	11,267
1,010	Ebix Inc.	84,789
9,004	Electronic Arts Inc.*	1,113,795
1,421	Ellie Mae Inc.*	126,000
730	Everbridge Inc.*	23,294
1,253	Fair Isaac Corp.	212,935
65,371	FireEye Inc.*	1,084,505
41,786	Fortinet Inc.*	2,108,939
4,474	Glu Mobile Inc.*	16,599
3,195	Guidewire Software Inc.*	256,622
1,434	HubSpot Inc.*	159,246
1,428	Imperva Inc.*	66,616
2,913	Manhattan Associates Inc.*	122,637
397	MicroStrategy Inc., Class A Shares*	50,808
1,547	Mitek Systems Inc.*	11,835
1,875	MobileIron Inc.*	9,000
1,157	Model N Inc.*	19,785
1,751	Monotype Imaging Holdings Inc.	42,199

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY — 19.4% — (continued)
Software — 5.3% — (continued)
10,850	Nice Ltd., ADR*	$1,048,001
83,733	Nuance Communications Inc.*	1,344,752
673	Park City Group Inc.*(a)	6,966
2,074	Paycom Software Inc.*	205,160
1,115	Paylocity Holding Corp.*	52,149
1,540	Pegasystems Inc.	89,320
2,003	Progress Software Corp.	93,881
18,856	Proofpoint Inc.*	2,020,798
1,128	PROS Holdings Inc.*	35,363
4,850	PTC Inc.*	357,736
429	QAD Inc., Class A Shares	19,305
1,353	Qualys Inc.*	100,190
913	Rapid7 Inc.*	24,112
1,166	RealNetworks Inc.*	3,241
2,473	RealPage Inc.*	129,214
6,916	Red Hat Inc.*	1,019,418
2,740	RingCentral Inc., Class A Shares*	171,661
699	Rosetta Stone Inc.*	9,569
1,908	Rubicon Project Inc. (The)*	3,072
49,500	Seachange International Inc.*	152,460
642	SecureWorks Corp., Class A Shares*	6,337
5,888	Splunk Inc.*	548,762
41,388	SS&C Technologies Holdings Inc.	2,049,534
1,738	Synchronoss Technologies Inc.*	16,233
18,797	Tableau Software Inc., Class A Shares*	1,535,151
4,720	Take-Two Interactive Software Inc.*	528,026
816	Telenav Inc.*	4,447
61,224	TiVo Corp.	918,360
1,457	Tyler Technologies Inc.*	295,931
6,372	Ultimate Software Group Inc. (The)*	1,519,467
244	Upland Software Inc.*	5,822
826	Varonis Systems Inc.*	46,380
23,851	VASCO Data Security International Inc.*	287,405
44,267	Verint Systems Inc.*	1,721,986
1,758	VirnetX Holding Corp.*(a)	6,768
1,097	Workiva Inc., Class A Shares*	24,957
43,634	Zendesk Inc.*	1,884,116
1,934	Zix Corp.*	7,833
32,612	Zynga Inc., Class A Shares*	112,838

	Total Software	30,657,506

Technology Hardware, Storage & Peripherals — 0.2%
4,590	3D Systems Corp.*(a)	43,605
1,660	Avid Technology Inc.*	7,951
155	CPI Card Group Inc.	395
1,684	Cray Inc.*	36,711
25,878	Diebold Nixdorf Inc.	406,285
787	Eastman Kodak Co.*(a)	4,132
1,943	Electronics for Imaging Inc.*	53,219
898	Immersion Corp.*	10,408
789	Intevac Inc.*	4,773
5,090	NCR Corp.*	167,970
4,087	Pure Storage Inc., Class A Shares*	88,565
15,560	Quantum Corp.*(a)	56,950
2,096	Stratasys Ltd.*	38,200

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY — 19.4% — (continued)
Technology Hardware, Storage & Peripherals — 0.2% — (continued)
1,630	Super Micro Computer Inc.*	$29,503
2,068	USA Technologies Inc.*	16,854

	Total Technology Hardware, Storage & Peripherals	965,521

	TOTAL INFORMATION TECHNOLOGY	112,872,267

MATERIALS — 6.3%
Chemicals — 2.3%
1,199	A Schulman Inc.	52,576
1,259	AdvanSix Inc.*	52,060
1,201	AgroFresh Solutions Inc.*	9,296
23,225	Albemarle Corp.	2,332,487
1,211	American Vanguard Corp.	23,614
2,610	Ashland Global Holdings Inc.	184,840
51,519	Axalta Coating Systems Ltd.*	1,586,785
1,326	Balchem Corp.	99,781
2,580	Cabot Corp.	155,264
2,120	Calgon Carbon Corp.	45,050
9,856	CF Industries Holdings Inc.	406,461
299	Chase Corp.	31,096
7,810	Chemours Co. (The)	371,053
171	Core Molding Technologies Inc.	3,112
3,531	Ferro Corp.*	75,528
2,004	Flotek Industries Inc.*	11,924
12,516	FMC Corp.	982,256
1,023	FutureFuel Corp.	12,266
3,010	GCP Applied Technologies Inc.*	92,558
399	Hawkins Inc.	13,367
29,617	HB Fuller Co.	1,492,401
8,492	Huntsman Corp.	274,037
1,787	Ingevity Corp.*	133,864
813	Innophos Holdings Inc.	33,788
1,005	Innospec Inc.	65,275
3,274	Intrepid Potash Inc.*	10,837
550	KMG Chemicals Inc.	32,983
864	Koppers Holdings Inc.*	34,906
1,260	Kraton Corp.*	53,437
958	Kronos Worldwide Inc.	20,549
973	LSB Industries Inc.*	7,268
1,465	Minerals Technologies Inc.	100,646
309	NewMarket Corp.	129,134
6,971	Olin Corp.	226,558
2,157	OMNOVA Solutions Inc.*	21,786
9,333	Platform Specialty Products Corp.*	97,437
3,381	PolyOne Corp.	139,669
1,216	PQ Group Holdings Inc.*	16,294
542	Quaker Chemical Corp.	77,251
1,800	Rayonier Advanced Materials Inc.	36,666
5,533	RPM International Inc.	275,377
1,820	Scotts Miracle-Gro Co. (The)	163,509
1,846	Sensient Technologies Corp.	132,820
2,402	Sherwin-Williams Co. (The)	964,595
833	Stepan Co.	66,723
1,070	Trecora Resources*	11,877
1,258	Tredegar Corp.	20,065

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
MATERIALS — 6.3% — (continued)
Chemicals — 2.3% — (continued)
21,624	Trinseo SA	$1,721,270
3,776	Tronox Ltd., Class A Shares	69,025
1,313	Valhi Inc.	7,471
8,643	Valvoline Inc.	198,011
1,506	Westlake Chemical Corp.	163,040
2,869	WR Grace & Co.	189,870

	Total Chemicals	13,529,813

Construction Materials — 0.8%
11,440	Eagle Materials Inc.	1,146,631
749	Forterra Inc.*	5,310
4,290	Martin Marietta Materials Inc.	874,860
48,201	Summit Materials Inc., Class A Shares*	1,524,598
126	United States Lime & Minerals Inc.	8,972
663	US Concrete Inc.*	48,233
7,713	Vulcan Materials Co.	908,052

	Total Construction Materials	4,516,656

Containers & Packaging — 1.7%
2,576	AptarGroup Inc.	230,346
745	Ardagh Group SA., Class A Shares	13,842
16,731	Avery Dennison Corp.	1,976,768
35,349	Ball Corp.	1,412,193
3,810	Bemis Co., Inc.	167,983
57,274	Berry Global Group Inc.*	3,115,706
27,266	Crown Holdings Inc.*	1,358,937
13,098	Graphic Packaging Holding Co.	200,530
1,065	Greif Inc., Class A Shares	61,312
242	Greif Inc., Class B Shares	14,556
984	Myers Industries Inc.	18,647
6,838	Owens-Illinois Inc.*	147,427
3,951	Packaging Corp. of America	470,959
7,569	Sealed Air Corp.	320,698
3,124	Silgan Holdings Inc.	88,878
4,130	Sonoco Products Co.	198,116
377	UFP Technologies Inc.*	10,726

	Total Containers & Packaging	9,807,624

Metals & Mining — 1.4%
13,248	AK Steel Holding Corp.*	68,360
7,812	Alcoa Corp.*	351,306
34,044	Allegheny Technologies Inc.*	882,080
529	Ampco-Pittsburgh Corp.	5,396
5,118	Carpenter Technology Corp.	260,711
2,093	Century Aluminum Co.*	39,872
97,286	Cleveland-Cliffs Inc.*	683,921
7,782	Coeur Mining Inc.*	59,532
4,848	Commercial Metals Co.	117,806
1,423	Compass Minerals International Inc.(a)	85,807
3,346	Ferroglobe Representation & Warranty Insurance Trust*#(b)	—
2,477	Gold Resource Corp.	10,081
617	Haynes International Inc.	25,667
16,571	Hecla Mining Co.	60,650
695	Kaiser Aluminum Corp.	69,757
6,720	Klondex Mines Ltd.*	8,870

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
MATERIALS — 6.3% — (continued)
Metals & Mining — 1.4% — (continued)
834	Materion Corp.	$42,034
372	Olympic Steel Inc.	8,381
26,850	Reliance Steel & Aluminum Co.	2,421,065
2,746	Royal Gold Inc.	221,794
539	Ryerson Holding Corp.*	5,444
42,413	Schnitzer Steel Industries Inc., Class A Shares	1,442,042
9,631	Steel Dynamics Inc.	445,434
2,702	SunCoke Energy Inc.*	28,857
13,047	Tahoe Resources Inc.	63,669
1,641	TimkenSteel Corp.*	26,847
7,362	United States Steel Corp.	320,321
1,383	Warrior Met Coal Inc.(a)	43,163
1,866	Worthington Industries Inc.	82,552

	Total Metals & Mining	7,881,419

Paper & Forest Products — 0.1%
1,624	Boise Cascade Co.	65,447
678	Clearwater Paper Corp.*	25,493
2,631	Domtar Corp.	117,764
3,658	KapStone Paper and Packaging Corp.	127,628
6,114	Louisiana-Pacific Corp.	174,249
696	Neenah Inc.	53,348
1,837	PH Glatfelter Co.	37,493
1,285	Schweitzer-Mauduit International Inc.	50,385
1,384	Verso Corp., Class A Shares*	24,275

	Total Paper & Forest Products	676,082

	TOTAL MATERIALS	36,411,594

REAL ESTATE — 5.1%
Equity Real Estate Investment Trusts (REITs) — 4.2%
3,481	Acadia Realty Trust	83,822
1,188	Agree Realty Corp.	55,955
3,057	Alexander & Baldwin Inc.	67,223
89	Alexander’s Inc.	32,514
15,392	Alexandria Real Estate Equities Inc.	1,867,204
1,649	American Assets Trust Inc.	52,306
5,744	American Campus Communities Inc.	209,541
10,109	American Homes 4 Rent, Class A Shares	193,992
6,591	Apartment Investment & Management Co., Class A Shares	254,808
8,902	Apple Hospitality REIT Inc.	151,245
1,932	Armada Hoffler Properties Inc.	25,271
890	Ashford Hospitality Prime Inc.	7,654
3,221	Ashford Hospitality Trust Inc.	17,748
1,234	Bluerock Residential Growth REIT Inc., Class A Shares	9,292
7,304	Brandywine Realty Trust	114,381
12,919	Brixmor Property Group Inc.	200,761
15,702	Camden Property Trust	1,251,606
3,187	CareTrust REIT Inc.	42,228
2,121	CatchMark Timber Trust Inc., Class A Shares	27,743
7,110	CBL & Associates Properties Inc.(a)	32,919
4,329	Cedar Realty Trust Inc.	17,186
1,887	Chatham Lodging Trust	34,325
2,497	Chesapeake Lodging Trust	64,572
1,151	City Office REIT Inc.	11,556

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE — 5.1% — (continued)
Equity Real Estate Investment Trusts (REITs) — 4.2% — (continued)
1,065	Clipper Realty Inc.	$9,479
22,775	Colony NorthStar Inc., Class A Shares	177,190
5,075	Columbia Property Trust Inc.	105,712
745	Community Healthcare Trust Inc.	17,537
4,979	CoreCivic Inc.	103,513
485	CorEnergy Infrastructure Trust Inc.	17,397
1,433	CoreSite Realty Corp.	134,487
4,195	Corporate Office Properties Trust	104,707
17,706	Cousins Properties Inc.	147,668
7,611	CubeSmart	204,051
3,817	CyrusOne Inc.	190,468
3,935	DCT Industrial Trust Inc.	217,802
13,077	DDR Corp.	102,001
8,452	DiamondRock Hospitality Co.	86,887
6,722	Douglas Emmett Inc.	240,312
15,032	Duke Realty Corp.	372,343
1,814	Easterly Government Properties Inc.	34,539
1,408	EastGroup Properties Inc.	114,090
3,178	Education Realty Trust Inc.	98,963
5,487	Empire State Realty Trust Inc., Class A Shares	92,511
2,643	EPR Properties	152,316
5,035	Equity Commonwealth*	148,130
3,438	Equity LifeStyle Properties Inc.	290,889
1,079	Farmland Partners Inc.	8,114
4,994	First Industrial Realty Trust Inc.	139,982
10,646	Forest City Realty Trust Inc., Class A Shares	226,440
2,624	Four Corners Property Trust Inc.	57,623
4,461	Franklin Street Properties Corp.	36,090
2,119	Front Yard Residential Corp.	22,228
8,524	Gaming and Leisure Properties Inc.	283,508
5,150	GEO Group Inc. (The)	109,695
1,294	Getty Realty Corp.	30,538
1,187	Gladstone Commercial Corp.	20,072
1,170	Global Medical REIT Inc.	7,605
2,832	Global Net Lease Inc.	44,292
2,101	Government Properties Income Trust	28,826
6,724	Gramercy Property Trust	145,575
5,154	Healthcare Realty Trust Inc.	136,839
8,582	Healthcare Trust of America Inc., Class A Shares	213,263
1,646	Hersha Hospitality Trust, Class A Shares	27,653
4,267	Highwoods Properties Inc.	183,524
6,750	Hospitality Properties Trust	171,720
84,845	Host Hotels & Resorts Inc.	1,574,723
6,596	Hudson Pacific Properties Inc.	208,236
3,716	Independence Realty Trust Inc.	31,660
21,596	InfraREIT Inc.	402,549
5,169	Investors Real Estate Trust	24,036
12,403	Invitation Homes Inc.	269,765
11,713	Iron Mountain Inc.	368,491
2,794	iStar Inc.*	28,219
728	Jernigan Capital Inc.	12,296
4,072	Kilroy Realty Corp.	277,303
3,467	Kite Realty Group Trust	52,490
3,503	Lamar Advertising Co., Class A Shares	232,844

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE — 5.1% — (continued)
Equity Real Estate Investment Trusts (REITs) — 4.2% — (continued)
4,787	LaSalle Hotel Properties	$117,425
9,278	Lexington Realty Trust	73,853
6,227	Liberty Property Trust	244,472
1,934	Life Storage Inc.	151,935
1,646	LTC Properties Inc.	60,820
3,762	Mack-Cali Realty Corp.	63,540
1,545	MedEquities Realty Trust Inc.	14,940
15,388	Medical Properties Trust Inc.	188,657
31,377	Mid-America Apartment Communities Inc.	2,692,774
3,033	Monmouth Real Estate Investment Corp.	42,826
1,689	National Health Investors Inc.	109,565
6,410	National Retail Properties Inc.	238,708
1,868	National Storage Affiliates Trust	45,822
3,505	New Senior Investment Group Inc.	28,320
708	NexPoint Residential Trust Inc.	17,070
2,331	NorthStar Realty Europe Corp.	23,963
8,225	Omega Healthcare Investors Inc.(a)	209,573
612	One Liberty Properties Inc.	13,317
5,856	Outfront Media Inc.	120,107
8,702	Paramount Group Inc.	121,393
6,051	Park Hotels & Resorts Inc.	157,266
2,899	Pebblebrook Hotel Trust	98,595
2,886	Pennsylvania Real Estate Investment Trust(a)	30,130
7,589	Physicians Realty Trust	109,054
6,109	Piedmont Office Realty Trust Inc., Class A Shares	109,718
2,521	PotlatchDeltic Corp.	128,949
1,538	Preferred Apartment Communities Inc., Class A Shares	21,424
822	PS Business Parks Inc.	91,127
2,070	QTS Realty Trust Inc., Class A Shares	66,799
3,955	Quality Care Properties Inc.*	49,002
2,891	RAIT Financial Trust	520
3,325	Ramco-Gershenson Properties Trust	39,169
5,450	Rayonier Inc.	185,246
6,302	Regency Centers Corp.	366,209
4,554	Retail Opportunity Investments Corp.	78,147
9,652	Retail Properties of America Inc., Class A Shares	115,438
3,256	Rexford Industrial Realty Inc.	87,912
7,147	RLJ Lodging Trust	141,582
1,863	Ryman Hospitality Properties Inc.	128,472
7,462	Sabra Health Care REIT Inc.	125,959
596	Safety Income & Growth Inc.	10,382
481	Saul Centers Inc.	23,535
9,775	SBA Communications Corp., Class A Shares*	1,537,314
2,664	Select Income REIT	48,405
9,803	Senior Housing Properties Trust	148,417
1,066	Seritage Growth Properties, Class A Shares(a)	40,295
19,290	Spirit Realty Capital Inc.	150,462
4,004	STAG Industrial Inc.	91,171
7,214	STORE Capital Corp.	171,982
4,372	Summit Hotel Properties Inc.	57,579
3,252	Sun Communities Inc.	284,745
9,525	Sunstone Hotel Investors Inc.	137,446
3,892	Tanger Factory Outlet Centers Inc.	86,869
2,492	Taubman Centers Inc.	145,682

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE — 5.1% — (continued)
Equity Real Estate Investment Trusts (REITs) — 4.2% — (continued)
2,248	Terreno Realty Corp.	$74,881
2,025	Tier REIT Inc.	37,625
1,243	UMH Properties Inc.	14,506
31,000	Uniti Group Inc.(a)	475,850
538	Universal Health Realty Income Trust	29,784
4,360	Urban Edge Properties	94,089
1,272	Urstadt Biddle Properties Inc., Class A Shares	22,285
7,860	Washington Prime Group Inc.	51,483
3,308	Washington Real Estate Investment Trust	83,626
5,083	Weingarten Realty Investors	137,902
1,564	Whitestone REIT, Class B Shares	19,300
4,493	WP Carey Inc.	269,221
4,561	Xenia Hotels & Resorts Inc.	89,715

	Total Equity Real Estate Investment Trusts (REITs)	24,409,392

Real Estate Management & Development — 0.9%
569	Altisource Portfolio Solutions SA*(a)	15,135
85,305	CBRE Group Inc., Class A Shares*	3,988,009
156	Consolidated-Tomoka Land Co.	9,661
312	Forestar Group Inc.*	7,706
258	FRP Holdings Inc.*	13,480
1,550	HFF Inc., Class A Shares	70,773
1,543	Howard Hughes Corp. (The)*	197,797
1,908	Jones Lang LaSalle Inc.	306,444
5,081	Kennedy-Wilson Holdings Inc.	83,074
604	Marcus & Millichap Inc.*	18,905
322	Maui Land & Pineapple Co., Inc.*	3,574
746	RE/MAX Holdings Inc., Class A Shares	41,254
5,601	Realogy Holdings Corp.	143,106
567	Redfin Corp.*	11,675
302	RMR Group Inc. (The), Class A Shares	18,966
1,845	St Joe Co. (The)*	32,472
159	Stratus Properties Inc.	4,722
758	Tejon Ranch Co.*	16,790
1,059	Trinity Place Holdings Inc.*	6,354

	Total Real Estate Management & Development	4,989,897

	TOTAL REAL ESTATE	29,399,289

TELECOMMUNICATION SERVICES — 0.2%
Diversified Telecommunication Services — 0.1%
437	ATN International Inc.	26,176
1,759	Cincinnati Bell Inc.*	28,408
1,741	Cogent Communications Holdings Inc.	74,602
2,743	Consolidated Communications Holdings Inc.	31,709
3,297	Frontier Communications Corp.(a)	23,178
1,117	GCI Liberty Inc.*	42,949
23,907	Globalstar Inc.*	22,726
275	Hawaiian Telcom Holdco Inc.*	7,747
867	IDT Corp., Class B Shares*	10,473
2,291	Intelsat SA*	11,089
3,503	Iridium Communications Inc.*(a)	40,985
492	Ooma Inc.*	5,240
2,858	ORBCOMM Inc.*	29,723
447	pdvWireless Inc.*	14,393
8,649	Vonage Holdings Corp.*	87,787

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
TELECOMMUNICATION SERVICES — 0.2% — (continued)
Diversified Telecommunication Services — 0.1% — (continued)
7,297	Windstream Holdings Inc.(a)	$11,529
7,844	Zayo Group Holdings Inc.*	281,208

	Total Diversified Telecommunication Services	749,922

Wireless Telecommunication Services — 0.1%
1,602	Boingo Wireless Inc.*	42,405
1,948	Shenandoah Telecommunications Co.	63,895
993	Spok Holdings Inc.	15,441
4,059	Telephone & Data Systems Inc.	113,814
492	United States Cellular Corp.*	18,986

	Total Wireless Telecommunication Services	254,541

	TOTAL TELECOMMUNICATION SERVICES	1,004,463

UTILITIES — 1.6%
Electric Utilities — 0.4%
2,147	ALLETE Inc.	146,318
9,822	Alliant Energy Corp.	379,620
1,684	El Paso Electric Co.	81,842
615	Genie Energy Ltd., Class B Shares	2,737
9,139	Great Plains Energy Inc.	266,402
4,601	Hawaiian Electric Industries Inc.	151,649
2,115	IDACORP Inc.	171,421
1,464	MGE Energy Inc.	76,860
8,430	OGE Energy Corp.	264,196
1,665	Otter Tail Corp.	66,267
4,699	Pinnacle West Capital Corp.	361,635
3,338	PNM Resources Inc.	117,498
3,743	Portland General Electric Co.	148,709
502	Spark Energy Inc., Class A Shares(a)	4,669
5,993	Westar Energy Inc., Class A Shares	292,039

	Total Electric Utilities	2,531,862

Gas Utilities — 0.3%
4,352	Atmos Energy Corp.	350,293
655	Chesapeake Utilities Corp.	43,656
3,387	National Fuel Gas Co.	167,419
3,613	New Jersey Resources Corp.	137,655
1,176	Northwest Natural Gas Co.	61,328
2,180	ONE Gas Inc.	138,626
406	RGC Resources Inc.	10,130
3,353	South Jersey Industries Inc.	87,882
1,992	Southwest Gas Holdings Inc.	131,233
1,977	Spire Inc.	134,041
7,309	UGI Corp.	314,945
2,151	WGL Holdings Inc.	179,092

	Total Gas Utilities	1,756,300

Independent Power and Renewable Electricity Producers — 0.6%
183,080	Atlantic Power Corp.*(a)	384,468
15,185	Calpine Corp.*	231,116
51,139	Dynegy Inc.*	625,430
41,952	NRG Energy Inc.	1,084,879
1,947	NRG Yield Inc., Class A Shares	29,945
2,331	NRG Yield Inc., Class C Shares	36,480
14,096	Ormat Technologies Inc.	882,127

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units		Security	Value
UTILITIES — 1.6% — (continued)
Independent Power and Renewable Electricity Producers — 0.6% — (continued)
3,317		Pattern Energy Group Inc., Class A Shares	$61,597
1,906		TerraForm Power Inc., Class A Shares	21,938
10,194		Vistra Energy Corp.*	193,176

		Total Independent Power and Renewable Electricity Producers	3,551,156

Multi-Utilities — 0.2%
2,703		Avista Corp.	129,284
2,239		Black Hills Corp.	113,719
8,210		MDU Resources Group Inc.	215,841
2,034		NorthWestern Corp.	103,897
583		Unitil Corp.	24,509
3,516		Vectren Corp.	211,839

		Total Multi-Utilities	799,089

Water Utilities — 0.1%
1,528		American States Water Co.	81,167
7,536		Aqua America Inc.	257,656
626		AquaVenture Holdings Ltd.*	8,044
311		Artesian Resources Corp., Class A Shares	10,291
958		Cadiz Inc.*(a)	13,268
2,020		California Water Service Group	76,659
503		Connecticut Water Service Inc.	25,970
557		Consolidated Water Co., Ltd.	6,990
370		Global Water Resources Inc.	3,164
678		Middlesex Water Co.	24,028
592		Pure Cycle Corp.*	4,707
688		SJW Group	36,423
533		York Water Co. (The)	14,977

		Total Water Utilities	563,344

		TOTAL UTILITIES	9,201,751

		TOTAL COMMON STOCKS (Cost — $411,547,117)	548,561,215

CLOSED END MUTUAL FUND SECURITY — 2.9%
FINANCIALS — 2.9%
Capital Markets — 2.9%
139,400		iShares Russell 2000 Value, Common Class (Cost — $16,349,018)	16,859,036

CONVERTIBLE PREFERRED STOCK — 0.1%
UTILITIES — 0.1%
Independent Power and Renewable Electricity Producers — 0.1%
4,500		Dynegy Inc., 7.000% (Cost — $429,353)	368,145

Face Amount	Rating††
CORPORATE BOND & NOTE — 0.1%
Electronic Equipment, Instruments & Components — 0.1%
$353,000	NR	Maxwell Technologies Inc., Senior Unsecured Notes 5.500% due 9/15/22(c) (Cost — $353,000)	396,691

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $428,678,488)	566,185,087

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Face Amount†		Security	Value
SHORT-TERM INVESTMENTS (d) — 4.7%
MONEY MARKET FUND — 2.5%
$14,890,283		Invesco STIT — Government & Agency Portfolio, Institutional Class(e) (Cost — $14,890,283)	$14,890,283

TIME DEPOSITS — 2.2%
2,068,405		Banco Santander SA — Frankfurt, 0.780% due 3/1/18	2,068,405
7,188	CAD	BBH — Grand Cayman, 0.550% due 3/1/18	5,603
7,394,640		JPMorgan Chase & Co. — New York, 0.780% due 3/1/18	7,394,640
3,193,824		Standard Chartered Bank — London, 0.780% due 3/1/18	3,193,824

		TOTAL TIME DEPOSITS (Cost — $12,662,472)	12,662,472

		TOTAL SHORT-TERM INVESTMENTS (Cost — $27,552,755)	27,552,755

		TOTAL INVESTMENTS — 102.2% (Cost — $456,231,243)	593,737,842

		Liabilities in Excess of Other Assets — (2.2)%	(12,759,937)

		TOTAL NET ASSETS — 100.0%	$580,977,905

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(c)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2018, amounts to approximately $396,691 and represents 0.1% of net assets.
(d)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 2.2%.
(e)	Represents investment of collateral received from securities lending transactions.
#	Security that used significant unobservable inputs to determine fair value.

At February 28, 2018, for Small-Mid Cap Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Small-Mid Cap Equity Fund	$456,231,243	$153,004,329	$(15,535,687)	$137,468,642

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
CPI	— Consumer Price Index
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Summary of Investments by Security Sector^
Industrials	19.2%
Information Technology	19.1
Financials	15.0
Health Care	13.1
Consumer Discretionary	11.9
Materials	6.1
Real Estate	5.0
Energy	2.6
Consumer Staples	1.6
Utilities	1.6
Telecommunication Services	0.2
Short-Term Investments	4.6

100.0%

^	As a percentage of total investments.

At February 28, 2018, Small-Mid Cap Equity Fund had open exchange traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Russell 2000 E-mini Index March Futures	19	3/18	$1,460,471	$1,435,640	$(24,831)
NASDAQ 100 E-mini Index March Futures	1	3/18	127,179	137,300	10,121
S&P MidCap 400 E-mini Index March Futures	5	3/18	955,497	932,250	(23,247)

					$(37,957)

At February 28, 2018, Small-Mid Cap Equity Fund had deposited cash of $103,996 with a broker or brokers as margin collateral on open exchange traded futures contracts.

Currency Abbreviations used in this schedule:
CAD — Canadian Dollar

See pages 241-242 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS — 96.4%
Australia — 3.2%
16,332	AGL Energy Ltd.	$275,414
65,547	Alumina Ltd.	112,519
358,261	Amaysim Australia Ltd.(a)	396,705
28,841	Amcor Ltd.	310,001
73,053	AMP Ltd.	298,058
1,716	APA Group*#(b)	10,662
29,178	APA Group	180,604
13,516	Aristocrat Leisure Ltd.	256,229
4,851	ASX Ltd.	218,776
52,057	Aurizon Holdings Ltd.	183,451
46,200	AusNet Services, Class Miscella Shares	60,695
75,116	Australia & New Zealand Banking Group Ltd.	1,683,609
9,423	Bank of Queensland Ltd.	91,799
1,199,031	Beach Energy Ltd.	1,211,232
12,580	Bendigo & Adelaide Bank Ltd.	110,022
82,130	BHP Billiton Ltd.	1,920,579
329,203	BHP Billiton PLC	6,717,419
14,481	BlueScope Steel Ltd.	181,549
29,826	Boral Ltd.	179,632
320,822	Brambles Ltd.	2,382,415
79,553	BT Investment Management Ltd.	649,301
6,822	Caltex Australia Ltd.	185,025
14,833	Challenger Ltd.	143,741
238,907	Charter Hall Group, REIT	1,076,698
2,277	CIMIC Group Ltd.	82,075
12,314	Coca-Cola Amatil Ltd.	82,835
1,475	Cochlear Ltd.	209,510
44,765	Commonwealth Bank of Australia	2,644,227
11,913	Computershare Ltd.	164,345
9,499	Crown Resorts Ltd.	99,133
58,200	CSL Ltd.	7,317,340
241,185	CSR Ltd.	963,513
26,351	Dexus, REIT	189,091
1,959	Domino’s Pizza Enterprises Ltd.(a)	59,731
1,756	Flight Centre Travel Group Ltd.	78,289
40,191	Fortescue Metals Group Ltd.	156,199
44,845	Goodman Group, REIT	284,343
45,828	GPT Group (The), REIT	168,601
11,799	Harvey Norman Holdings Ltd.	36,538
37,138	Healthscope Ltd.	54,189
44,560	Incitec Pivot Ltd.	130,815
58,959	Insurance Australia Group Ltd.	373,566
13,864	LendLease Group	190,885
8,348	Macquarie Group Ltd.	667,263
69,800	Medibank Pvt Ltd.	170,999
254,321	Metcash Ltd.	637,415
50,722	Mineral Resources Ltd.	741,998
94,372	Mirvac Group, REIT	154,362
68,673	National Australia Bank Ltd.	1,599,804
20,391	Newcrest Mining Ltd.	335,568
34,149	Oil Search Ltd.	198,669
10,305	Orica Ltd.	148,505
43,716	Origin Energy Ltd.*	302,951
69,711	OZ Minerals Ltd.	517,968

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Australia — 3.2% — (continued)
34,246	QBE Insurance Group Ltd.	$269,520
3,523	Ramsay Health Care Ltd.	173,539
1,573	REA Group Ltd.	93,456
50,055	Santos Ltd.*	193,315
139,940	Scentre Group, REIT	415,092
8,075	SEEK Ltd.	125,842
48,119	Seven Group Holdings Ltd.(a)	682,851
10,337	Sonic Healthcare Ltd.	195,942
129,943	South32 Ltd.	332,344
135,436	Star Entertainment Grp Ltd. (The)	556,317
60,225	Stockland, REIT	189,050
34,370	Suncorp Group Ltd.	360,281
28,742	Sydney Airport	146,120
49,561	Tabcorp Holdings Ltd.	177,116
103,663	Telstra Corp., Ltd.	268,235
12,003	TPG Telecom Ltd.	56,435
57,868	Transurban Group	517,562
18,382	Treasury Wine Estates Ltd.	248,226
84,823	Vicinity Centres, REIT	162,514
28,995	Wesfarmers Ltd.	925,755
49,163	Westfield Corp., REIT	332,640
182,443	Westpac Banking Corp.	4,330,501
23,907	Woodside Petroleum Ltd.	536,732
33,311	Woolworths Group Ltd.	711,824

	Total Australia	49,598,071

Austria — 0.5%
37,137	ams AG*	4,383,757
2,024	ANDRITZ AG	116,877
44,673	Erste Group Bank AG	2,268,875
3,903	OMV AG	222,552
3,820	Raiffeisen Bank International AG*	147,929
2,855	Voestalpine AG	164,899

	Total Austria	7,304,889

Belgium — 0.7%
64,268	Ageas	3,364,947
19,485	Anheuser-Busch InBev SA/NV	2,068,864
1,507	Colruyt SA	81,274
2,009	Groupe Bruxelles Lambert SA	229,598
6,497	KBC Group NV	611,036
3,587	Proximus SADP	115,067
2,012	Solvay SA	276,780
1,499	Telenet Group Holding NV*	102,677
3,148	UCB SA	259,725
51,931	Umicore SA	2,933,304
6,852	Warehouses de Pauw CVA, REIT	815,352

	Total Belgium	10,858,624

Brazil — 0.2%
178,654	Petróleo Brasileiro SA, ADR*	2,508,302

Canada — 3.3%
27,997	Air Canada, Class B Shares*	590,536
54,350	Algonquin Power & Utilities Corp.	537,611
51,807	Alimentation Couche-Tard Inc., Class B Shares	2,519,478
49,952	ARC Resources Ltd.(a)	482,037

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Canada — 3.3% — (continued)
161,805	Barrick Gold Corp.	$1,864,119
17,237	BRP Inc.	604,484
14,500	Cameco Corp.	127,890
22,339	Canada Goose Holdings Inc.*(a)	706,583
19,809	Canadian Apartment Properties, REIT(a)	542,744
14,277	Canadian Imperial Bank of Commerce	1,304,283
31,060	Canadian Pacific Railway Ltd.	5,556,372
16,891	Canadian Western Bank	499,396
67,449	CCL Industries Inc., Class B Shares	3,357,992
22,957	Dollarama Inc.	2,672,560
492,122	Encana Corp.	5,163,272
27,503	Enerflex Ltd.	345,797
166,251	Entertainment One Ltd.	691,879
113,929	Gildan Activewear Inc., Class A Shares	3,305,353
222,237	Gran Tierra Energy Inc.*	554,337
68,570	HudBay Minerals Inc.	527,544
166,620	IAMGOLD Corp.*	876,674
36,216	Interfor Corp.*	687,395
302,107	Kinross Gold Corp.*	1,081,543
275,572	Manulife Financial Corp.	5,245,513
10,838	New Flyer Industries Inc.	481,370
39,843	Nutrien Ltd.*	1,958,143
71,191	Parex Resources Inc.*	992,756
9,982	Premium Brands Holdings Corp.	805,936
91,694	Saputo Inc.	2,931,149
273,549	Tamarack Valley Energy Ltd.*	556,523
50,779	Toronto-Dominion Bank (The)	2,929,025
33,620	Tourmaline Oil Corp.*	489,271
63,501	Tricon Capital Group Inc.	520,719
10,051	WSP Global Inc.	463,886

	Total Canada	51,974,170

Chile — 0.1%
141,800	Antofagasta PLC	1,686,130

China — 1.3%
12,901	Alibaba Group Holding Ltd., ADR*	2,401,392
36,393	Baidu Inc., ADR*	9,183,409
6,570,000	China Telecom Corp., Ltd., Class H Shares(c)	2,865,611
1,466,000	Dongfeng Motor Group Co., Ltd., Class H Shares(c)	1,845,108
20,731	JD.com Inc., ADR*	977,467
22,000	Minth Group Ltd.	129,151
102,400	Sinopharm Group Co., Ltd., Class H Shares(c)	451,103
43,900	Tencent Holdings Ltd.	2,407,641
59,800	Yangzijiang Shipbuilding Holdings Ltd.	67,417

	Total China	20,328,299

Denmark — 1.4%
99	AP Moller — Maersk AS, Class A Shares	154,636
163	AP Moller — Maersk AS, Class B Shares	265,356
2,664	Carlsberg AS, Class B Shares	326,442
2,463	Chr Hansen Holding AS	204,799
3,016	Coloplast AS, Class B Shares	254,580
19,239	Danske Bank AS	771,243
4,732	DSV AS	370,890
1,446	Genmab AS*	294,005
22,410	GN Store Nord AS	771,730

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Denmark — 1.4% — (continued)
1,947	H. Lundbeck AS	$102,170
4,334	ISS AS	157,150
7,424	Jyske Bank AS, Class Registered Shares	437,352
120,935	Novo Nordisk AS, Class B Shares	6,234,445
49,031	Novozymes AS, Class B Shares*	2,524,596
4,711	Orsted AS(d)	293,032
29,192	Pandora AS	3,047,059
10,966	Royal Unibrew AS	672,144
21,779	TDC AS	177,074
3,618	Tryg AS	85,788
25,628	Vestas Wind Systems AS	1,853,998
86,776	William Demant Holding AS*	3,099,875

	Total Denmark	22,098,364

Finland — 0.8%
33,690	Cramo OYJ	786,204
21,980	DNA OYJ	462,982
3,784	Elisa OYJ	162,909
11,232	Fortum OYJ	246,275
8,421	Kone OYJ, Class B Shares(a)	435,829
2,538	Metso OYJ	81,255
3,298	Neste OYJ	240,906
977,225	Nokia OYJ	5,713,344
44,931	Nokian Renkaat OYJ	2,061,542
2,965	Orion OYJ, Class B Shares	96,531
11,540	Sampo OYJ, Class A Shares	652,558
13,720	Stora Enso OYJ, Class R Shares	242,496
13,973	UPM-Kymmene OYJ	477,456
32,874	Valmet OYJ	703,131
3,684	Wartsila OYJ Abp	258,651

	Total Finland	12,622,069

France — 9.9%
4,675	Accor SA	270,082
696	Aeroports de Paris	140,469
10,920	Air Liquide SA	1,364,659
41,917	Airbus SE	4,993,514
49,126	Alstom SA	2,064,733
8,326	Alten SA	801,628
24,659	Amundi SA(d)	2,006,877
11,952	Arkema SA	1,561,695
28,168	Atos SE	3,706,838
49,595	AXA SA	1,558,918
1,175	BioMerieux	90,122
162,401	BNP Paribas SA	12,840,918
22,191	Bollore SA	125,218
5,340	Bouygues SA	269,869
6,604	Bureau Veritas SA	172,603
4,186	Capgemini SE	523,204
14,469	Carrefour SA	332,489
1,178	Casino Guichard Perrachon SA	63,951
117,919	Cie de Saint-Gobain	6,675,518
4,415	Cie Générale des Établissements Michelin SCA	678,856
4,576	CNP Assurances	111,230
29,637	Credit Agricole SA	506,733
39,677	Danone SA	3,165,599

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
France — 9.9% — (continued)
63	Dassault Aviation SA	$109,327
27,625	Dassault Systemes SE	3,574,259
95,119	Edenred	3,333,760
14,167	Eiffage SA	1,533,923
14,452	Electricite de France SA	187,277
16,612	Elis SA	424,944
362,579	Engie SA	5,663,846
43,908	Essilor International Cie Generale d’Optique SA	5,751,453
1,029	Eurazeo SA	98,070
4,823	Eutelsat Communications SA	112,821
13,621	Faurecia SA	1,145,159
902	Fonciere Des Regions, REIT	94,288
1,183	Gecina SA, REIT	206,957
11,904	Getlink SE	153,019
6,372	Hermes International	3,426,913
893	ICADE, REIT	86,310
11,905	Iliad SA	2,791,781
813	Imerys SA	82,923
1,475	Ingenico Group SA	127,460
11,636	Ipsen SA	1,705,108
2,086	JCDecaux SA	80,987
1,938	Kering SA	910,821
5,643	Klepierre SA, REIT	232,360
3,086	Lagardere SCA	90,695
44,632	Legrand SA	3,497,398
6,443	L’Oréal SA	1,388,633
26,944	LVMH Moët Hennessy Louis Vuitton SE	8,050,257
23,439	Natixis SA	201,473
14,136	Nexity SA*	880,996
51,037	Orange SA	864,037
23,633	Pernod Ricard SA	3,881,604
14,599	Peugeot SA	328,606
5,162	Publicis Groupe SA	389,881
647	Remy Cointreau SA	88,073
17,899	Renault SA	1,934,742
141,044	Rexel SA	2,486,246
9,281	Rubis SCA	662,557
8,531	Safran SA	943,441
29,055	Sanofi	2,291,854
130,261	Schneider Electric SE	11,282,534
16,422	SCOR SE	700,460
16,725	Seb Prime de Fidelite*(e)	3,425,915
3,395	SEB SA	694,145
603	Societe BIC SA	63,144
82,143	Societe Generale SA	4,709,634
2,254	Sodexo SA	276,758
9,570	Suez	131,538
317,480	Technicolor SA, Class Registered Shares	714,400
12,639	Teleperformance	1,797,461
32,741	Television Francaise 1	462,231
2,636	Thales SA	293,921
279,708	TOTAL SA	15,969,363
2,533	Trigano SA	450,815
1,667	Ubisoft Entertainment SA*	137,238
2,584	Unibail-Rodamco SE, REIT	602,170
69,812	Valeo SA	4,517,256

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
France — 9.9% — (continued)
11,925	Veolia Environnement SA	$289,502
12,904	Vinci SA	1,272,519
110,345	Vivendi SA	2,848,316
679	Wendel SA	117,577
16,704	Worldline SA*(d)	848,457

	Total France	155,445,336

Germany — 9.2%
1,485	1&1 Drillisch AG	114,993
10,940	Aareal Bank AG	533,773
17,270	adidas AG	3,843,514
11,403	Allianz SE, Class Registered Shares	2,660,944
47,787	alstria office REIT-AG	708,372
1,353	Axel Springer SE	121,796
117,597	BASF SE	12,346,606
89,911	Bayer AG, Class Registered Shares	10,543,318
64,855	Bayerische Motoren Werke AG	6,866,307
8,390	Bechtle AG	714,129
2,510	Beiersdorf AG	275,760
44,904	Brenntag AG	2,807,224
13,405	Carl Zeiss Meditec AG	828,506
114,134	CECONOMY AG	1,494,284
26,509	Commerzbank AG*	410,495
29,736	Continental AG	8,180,746
4,244	Covestro AG(d)	480,712
24,622	Daimler AG, Class Registered Shares	2,109,756
52,869	Deutsche Bank AG, Class Registered Shares	850,888
4,988	Deutsche Boerse AG	664,125
6,515	Deutsche Lufthansa AG, Class Registered Shares	219,051
24,828	Deutsche Post AG, Class Registered Shares	1,139,109
279,425	Deutsche Telekom AG, Class Registered Shares	4,518,180
43,721	Deutsche Wohnen SE	1,809,192
11,954	Duerr AG	1,465,610
264,803	E.ON SE	2,697,570
42,793	Evonik Industries AG	1,583,095
1,138	Fraport AG Frankfurt Airport Services Worldwide	116,364
19,228	Freenet AG	665,825
5,585	Fresenius Medical Care AG & Co. KGaA	593,201
10,643	Fresenius SE & Co. KGaA	870,173
38,613	GEA Group AG	1,833,897
6,341	Gerresheimer AG	485,407
1,537	Hannover Rueck SE	209,640
23,486	HeidelbergCement AG	2,368,611
2,588	Henkel AG & Co. KGaA	312,239
550	Hochtief AG	92,574
1,684	HUGO BOSS AG	150,108
365,258	Infineon Technologies AG	9,930,913
3,754	Innogy SE(d)	150,163
5,146	K+S AG, Class Registered Shares	143,764
1,833	KION Group AG	157,077
45,159	Kloeckner & Co. SE	584,007
11,283	Lanxess AG	938,804
54,048	Linde AG*	12,157,888
952	MAN SE	108,678
3,219	Merck KGaA	322,564
104,114	METRO AG	2,037,436

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Germany — 9.2% — (continued)
5,674	MTU Aero Engines AG	$949,386
3,971	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class Registered Shares	889,606
2,477	OSRAM Licht AG	196,564
90,257	ProSiebenSat.1 Media SE	3,581,794
16,379	Rheinmetall AG	2,167,636
90,009	RWE AG*	1,800,874
35,033	SAF-Holland SA	768,163
26,712	Salzgitter AG	1,525,851
140,223	SAP SE	14,732,402
63,001	Scout24 AG(d)	2,772,228
19,563	Siemens AG, Class Registered Shares	2,577,762
22,457	Symrise AG	1,825,736
53,781	TAG Immobilien AG	1,021,846
17,043	Telefonica Deutschland Holding AG	78,749
10,852	ThyssenKrupp AG	294,895
10,964	TUI AG	231,845
5,299	Uniper SE	160,708
37,599	United Internet AG, Class Registered Shares	2,556,700
841	Volkswagen AG	168,647
12,586	Vonovia SE	574,111
14,501	Wirecard AG	1,740,158
2,968	Zalando SE*(d)	169,439

	Total Germany	145,002,488

Hong Kong — 2.4%
857,800	AIA Group Ltd.	7,122,689
7,800	ASM Pacific Technology Ltd.	111,174
32,000	Bank of East Asia Ltd. (The)	140,184
342,000	BOC Hong Kong Holdings Ltd.	1,717,317
671,581	China Merchants Port Holdings Co., Ltd.	1,561,313
1,033,500	China Mobile Ltd.	9,614,807
1,092,000	China Unicom Hong Kong Ltd.*	1,398,342
67,500	CK Asset Holdings Ltd.	579,753
69,000	CK Hutchison Holdings Ltd.	859,889
18,000	CK Infrastructure Holdings Ltd.	150,693
41,000	CLP Holdings Ltd.	413,197
44,000	First Pacific Co., Ltd.	27,427
59,000	Galaxy Entertainment Group Ltd.	511,576
20,000	Hang Lung Group Ltd.	67,555
48,000	Hang Lung Properties Ltd.	113,902
20,100	Hang Seng Bank Ltd.	496,467
31,400	Henderson Land Development Co., Ltd.	203,384
64,000	HK Electric Investments & HK Electric Investments Ltd.(d)	59,970
103,000	HKT Trust & HKT Ltd., Class Miscella Shares	130,917
221,100	Hong Kong & China Gas Co., Ltd.	435,992
29,899	Hong Kong Exchanges & Clearing Ltd.	1,072,201
30,200	Hongkong Land Holdings Ltd.	207,401
14,000	Hysan Development Co., Ltd.	80,988
5,400	Jardine Matheson Holdings Ltd.	351,938
62,840	Jardine Strategic Holdings Ltd.	2,493,461
14,500	Kerry Properties Ltd.	65,572
90,000	Kingston Financial Group Ltd.(a)	53,958
172,000	Li & Fung Ltd.	86,494
55,000	Link REIT	468,705
114,000	Luk Fook Holdings International Ltd.	391,547
198,000	Melco International Development Ltd.	551,095

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Hong Kong — 2.4% — (continued)
6,284	Melco Resorts & Entertainment Ltd., ADR	$172,496
37,500	MTR Corp., Ltd.	198,135
146,679	New World Development Co., Ltd.	221,513
34,750	NWS Holdings Ltd.	65,278
90,000	PCCW Ltd.	51,119
35,500	Power Assets Holdings Ltd.	300,939
38,000	Shangri-La Asia Ltd.	84,912
82,646	Sino Land Co., Ltd.	145,625
43,000	SJM Holdings Ltd.	40,890
38,000	Sun Hung Kai Properties Ltd.	630,587
11,500	Swire Pacific Ltd., Class A Shares	115,892
32,800	Swire Properties Ltd.	111,783
34,500	Techtronic Industries Co., Ltd.	213,866
2,180,000	Tongda Group Holdings Ltd.	523,154
54,500	Tongda Hong Tai Holdings Ltd.*#	–
558,000	Towngas China Co., Ltd.*	448,364
2,059,500	WH Group Ltd.(d)	2,534,930
31,000	Wharf Holdings Ltd. (The)	114,873
32,000	Wharf Real Estate Investment Co., Ltd.*	216,375
21,000	Wheelock & Co., Ltd.	152,413
22,500	Yue Yuen Industrial Holdings Ltd.	95,815

	Total Hong Kong	37,978,867

India — 0.8%

213,121	Canara Bank	968,296
61,816	HDFC Bank Ltd.	1,776,076
70,248	Hero MotoCorp Ltd.	3,855,247
386,603	ICICI Bank Ltd., ADR	3,672,728
641,374	NTPC Ltd.	1,600,902
115,113	Zee Entertainment Enterprises Ltd.	991,839

	Total India	12,865,088

Indonesia — 0.1%
645,600	Bank Central Asia Tbk PT	1,084,798

Ireland — 0.5%
3,664	AerCap Holdings NV*	181,771
21,972	AIB Group PLC	143,851
249,760	Bank of Ireland Group PLC*	2,338,876
21,497	CRH PLC	708,903
70,479	Dalata Hotel Group PLC*	515,220
2,263	DCC PLC	205,594
50,287	Grafton Group PLC	528,358
100,529	James Hardie Industries PLC, CDI	1,771,545
4,171	Kerry Group PLC, Class A Shares	412,833
2,057	Paddy Power Betfair PLC	239,622
92,892	UDG Healthcare PLC	1,064,742

	Total Ireland	8,111,315

Israel — 0.2%

968	Azrieli Group Ltd.	47,750
27,271	Bank Hapoalim BM	194,262
37,012	Bank Leumi Le-Israel BM	222,955
59,347	Bezeq Israeli Telecommunication Corp., Ltd.	90,717
19,269	Check Point Software Technologies Ltd.*	2,001,856
671	Elbit Systems Ltd.	95,186
861	Frutarom Industries Ltd.	78,626

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Israel — 0.2% — (continued)
17,958	Israel Chemicals Ltd.	$76,266
3,160	Mizrahi Tefahot Bank Ltd.	58,344
1,567	Nice Ltd.*	151,579
6,847	SodaStream International Ltd.*	554,059
23,709	Teva Pharmaceutical Industries Ltd., ADR	443,832

	Total Israel	4,015,432

Italy — 2.6%
465,622	A2A SpA	824,210
81,078	Amplifon SpA	1,283,970
220,521	Assicurazioni Generali SpA	4,137,190
11,311	Atlantia SpA	348,595
13,166	Banca Generali SpA	435,990
354,231	BPER Banca	2,088,846
101,824	Brembo SpA	1,420,994
37,114	Cerved Information Solutions SpA	477,969
15,712	Davide Campari-Milano SpA	112,672
207,987	Enel SpA	1,206,824
402,370	Eni SpA	6,698,161
3,058	Ferrari NV	380,273
120,459	Infrastrutture Wireless Italiane SpA(d)	837,093
1,280,830	Intesa Sanpaolo SpA	4,816,465
8,628	Leonardo SpA	92,425
4,227	Luxottica Group SpA	253,534
15,162	Mediobanca Banca di Credito Finanziario SpA	181,362
12,094	Poste Italiane SpA(d)	103,864
43,711	Prysmian SpA	1,376,021
2,836	Recordati SpA	101,112
401,574	Saipem SpA*	1,639,999
61,672	Snam SpA	275,878
144,800	Telecom Italia SpA	110,174
283,954	Telecom Italia SpA*	254,917
37,368	Terna Rete Elettrica Nazionale SpA	207,218
520,215	UniCredit SpA*	11,010,856
20,611	UnipolSai Assicurazioni SpA	49,681

	Total Italy	40,726,293

Japan — 19.7%
700	ABC-Mart Inc	44,364
8,800	Acom Co., Ltd.*	39,663
15,200	Aeon Co., Ltd.(a)	255,635
3,300	AEON Financial Service Co., Ltd.	76,546
2,500	Aeon Mall Co., Ltd.	51,869
4,200	Air Water Inc.	83,203
4,600	Aisin Seiki Co., Ltd.	267,920
13,500	Ajinomoto Co., Inc.	246,477
5,200	Alfresa Holdings Corp.	116,831
4,600	Alps Electric Co., Ltd.	126,844
9,000	Amada Holdings Co., Ltd.	120,055
3,200	ANA Holdings Inc.	128,275
3,300	Aozora Bank Ltd.	135,075
5,000	Asahi Glass Co., Ltd.	206,948
10,100	Asahi Group Holdings Ltd.	515,095
20,700	Asahi Intecc Co., Ltd.	730,144
31,400	Asahi Kasei Corp.	403,069
3,400	Asics Corp.	54,423

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan — 19.7% — (continued)
53,300	Astellas Pharma Inc.	$786,285
5,100	Bandai Namco Holdings Inc.	164,562
1,400	Bank of Kyoto Ltd. (The)	77,606
31,800	Benesse Holdings Inc.	1,140,418
69,600	Bridgestone Corp.	3,090,762
6,200	Brother Industries Ltd.	153,929
1,700	Calbee Inc.	56,656
90,300	Canon Inc.	3,446,015
5,000	Casio Computer Co., Ltd.	73,746
3,700	Central Japan Railway Co.	688,461
18,000	Chiba Bank Ltd. (The)	148,071
96,700	Chiyoda Corp.	948,744
16,400	Chubu Electric Power Co., Inc.	223,749
5,600	Chugai Pharmaceutical Co., Ltd.	289,211
6,400	Chugoku Electric Power Co., Inc. (The)	74,841
136,700	Citizen Watch Co., Ltd.	1,041,182
46,300	CKD Corp.	1,161,729
3,400	Coca-Cola Bottlers Japan Holdings Inc.	128,765
31,700	Concordia Financial Group Ltd.	183,720
3,300	Credit Saison Co., Ltd.	56,454
2,100	CYBERDYNE Inc.*	31,232
6,000	Dai Nippon Printing Co., Ltd.	125,168
6,300	Daicel Corp.	72,088
19,800	Daifuku Co., Ltd.	1,291,993
62,000	Daihen Corp.	486,874
168,700	Dai-ichi Life Holdings Inc.	3,336,349
14,800	Daiichi Sankyo Co., Ltd.	525,568
21,400	Daikin Industries Ltd.	2,515,970
37,000	Daikyonishikawa Corp.	630,187
1,700	Daito Trust Construction Co., Ltd.	282,300
14,800	Daiwa House Industry Co., Ltd.	547,090
40	Daiwa House REIT Investment Corp., Class A Shares.	96,527
40,000	Daiwa Securities Group Inc.	266,471
41,100	DCM Holdings Co., Ltd.(a)	404,409
76,600	DeNA Co., Ltd.	1,388,680
29,900	Denka Co., Ltd.	1,102,271
12,300	Denso Corp.	717,878
5,500	Dentsu Inc.	253,208
800	Disco Corp.	186,665
3,000	Don Quijote Holdings Co., Ltd.	167,621
38,900	Doutor Nichires Holdings Co., Ltd.(a)	900,347
9,700	Dowa Holdings Co., Ltd.	358,505
71,500	East Japan Railway Co.	6,710,151
38,700	Eisai Co., Ltd.	2,056,308
3,300	Electric Power Development Co., Ltd.	83,622
2,200	FamilyMart UNY Holdings Co., Ltd.	165,756
5,000	FANUC Corp.	1,260,757
1,400	Fast Retailing Co., Ltd.(a)	553,006
18,900	Foster Electric Co., Ltd.	527,996
16,000	Fuji Electric Co., Ltd.	121,183
49,600	Fuji Media Holdings Inc.	852,943
16,400	Fuji Oil Holdings Inc.	486,086
10,300	FUJIFILM Holdings Corp.	428,548
518,000	Fujitsu Ltd.	3,101,110
22,000	Fukuoka Financial Group Inc.	112,713
175,500	Gree Inc.	1,100,718

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan — 19.7% — (continued)
8,900	Hachijuni Bank Ltd. (The)	$53,558
6,600	Hakuhodo DY Holdings Inc.	95,683
3,800	Hamamatsu Photonics KK	151,890
6,000	Hankyu Hanshin Holdings Inc.	223,624
600	Hikari Tsushin Inc.	86,215
7,200	Hino Motors Ltd.	94,572
900	Hirose Electric Co., Ltd.	133,283
1,800	Hisamitsu Pharmaceutical Co., Inc.	129,482
2,300	Hitachi Chemical Co., Ltd.	51,270
3,000	Hitachi Construction Machinery Co., Ltd.	127,598
1,500	Hitachi High-Technologies Corp.	73,288
825,000	Hitachi Ltd.	6,258,544
4,600	Hitachi Metals Ltd.	58,889
208,800	Honda Motor Co., Ltd.	7,526,634
7,900	Horiba Ltd.	583,483
1,400	Hoshizaki Corp.	126,026
61,200	Hoya Corp.	3,224,517
8,600	Hulic Co., Ltd.	95,606
3,700	Idemitsu Kosan Co., Ltd.	141,540
4,000	IHI Corp.	136,182
4,500	Iida Group Holdings Co., Ltd.	84,847
180,400	Inpex Corp.	2,155,684
9,300	Isetan Mitsukoshi Holdings Ltd.	109,074
14,300	Isuzu Motors Ltd.	224,000
38,600	ITOCHU Corp.	740,683
6,600	J Front Retailing Co., Ltd.	119,524
9,000	Jafco Co., Ltd.	452,161
158,400	Japan Airlines Co., Ltd.	6,036,697
1,000	Japan Airport Terminal Co., Ltd.	37,565
13,000	Japan Exchange Group Inc.	223,470
678	Japan Hotel REIT Investment Corp., Class A Shares	495,189
10,600	Japan Post Bank Co., Ltd.	144,798
41,200	Japan Post Holdings Co., Ltd.	496,712
19	Japan Prime Realty Investment Corp., REIT	65,263
33	Japan Real Estate Investment Corp., REIT	170,796
71	Japan Retail Fund Investment Corp., REIT	136,239
28,200	Japan Tobacco Inc.	803,630
11,000	JCR Pharmaceuticals Co., Ltd.	556,301
13,100	JFE Holdings Inc.	302,723
106,200	JGC Corp.	2,430,211
128,800	JSR Corp.	3,100,678
6,300	JTEKT Corp.	97,219
76,850	JXTG Holdings Inc.	466,560
23,000	Kajima Corp.	218,658
3,100	Kakaku.com Inc.	52,280
2,500	Kamigumi Co., Ltd.	54,609
16,000	Kanamoto Co., Ltd.	501,961
6,000	Kaneka Corp.	61,360
17,800	Kansai Electric Power Co., Inc. (The)	216,516
5,700	Kansai Paint Co., Ltd.	143,034
12,700	Kao Corp.	927,726
3,800	Kawasaki Heavy Industries Ltd.	138,253
369,400	KDDI Corp.	9,074,274
2,200	Keihan Holdings Co., Ltd.	68,841
23,700	Keihin Corp.	492,059
6,400	Keikyu Corp.	114,549

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan — 19.7% — (continued)
2,800	Keio Corp.	$122,375
3,800	Keisei Electric Railway Co., Ltd.	123,912
80	Kenedix Office Investment Corp., REIT, Class A Shares	505,050
15,000	Keyence Corp.	9,072,099
3,700	Kikkoman Corp.	146,691
4,600	Kintetsu Group Holdings Co., Ltd.	176,811
22,600	Kirin Holdings Co., Ltd.	582,594
8,900	Kobe Steel Ltd.	98,233
60,900	Koito Manufacturing Co., Ltd.	4,202,645
64,000	Komatsu Ltd.	2,322,198
2,500	Konami Holdings Corp.	131,288
12,300	Konica Minolta Inc.	113,369
700	Kose Corp.	130,884
352,500	Kubota Corp.	6,377,295
9,100	Kuraray Co., Ltd.	158,372
2,200	Kurita Water Industries Ltd.	67,308
8,000	Kyocera Corp.	470,991
7,100	Kyowa Hakko Kirin Co., Ltd.	150,260
11,700	Kyushu Electric Power Co., Inc.	131,096
7,200	Kyushu Financial Group Inc.	40,203
4,300	Kyushu Railway Co.	132,247
1,400	Lawson Inc.(a)	91,334
900	LINE Corp.*	36,235
6,300	Lion Corp.	117,971
6,700	LIXIL Group Corp.	163,568
5,600	M3 Inc.	217,237
1,100	Mabuchi Motor Co., Ltd.	56,421
16,900	Macromill Inc.	474,521
66,900	Maeda Corp.	800,301
52,000	Makino Milling Machine Co., Ltd.	525,932
51,900	Makita Corp.	2,441,934
19,500	Mandom Corp.	684,739
41,100	Marubeni Corp.	313,156
4,500	Marui Group Co., Ltd.	86,020
1,200	Maruichi Steel Tube Ltd.	37,757
25,100	Matsumotokiyoshi Holdings Co., Ltd.	1,054,444
14,200	Mazda Motor Corp.	198,078
1,500	McDonald’s Holdings Co. Japan Ltd.	66,822
26,910	Mebuki Financial Group Inc.	107,849
3,700	Medipal Holdings Corp.	75,536
3,100	MEIJI Holdings Co., Ltd.	226,566
10,200	MINEBEA MITSUMI Inc.	231,588
7,000	MISUMI Group Inc.	200,739
35,600	Mitsubishi Chemical Holdings Corp.	361,014
38,600	Mitsubishi Corp.	1,082,803
49,500	Mitsubishi Electric Corp.	834,014
32,500	Mitsubishi Estate Co., Ltd.	567,556
4,900	Mitsubishi Gas Chemical Co., Inc.	121,577
97,100	Mitsubishi Heavy Industries Ltd.	3,958,691
3,100	Mitsubishi Materials Corp.	96,834
225,600	Mitsubishi Motors Corp.	1,783,211
6,200	Mitsubishi Tanabe Pharma Corp.	132,842
304,900	Mitsubishi UFJ Financial Group Inc.	2,153,154
10,300	Mitsubishi UFJ Lease & Finance Co., Ltd.	65,207
43,800	Mitsui & Co., Ltd.	794,743
4,800	Mitsui Chemicals Inc.	146,290

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan — 19.7% — (continued)
23,200	Mitsui Fudosan Co., Ltd.	$554,425
3,200	Mitsui OSK Lines Ltd.	99,988
1,000	Mixi Inc.	40,353
2,821,500	Mizuho Financial Group Inc.	5,237,917
11,800	MS&AD Insurance Group Holdings Inc.	365,463
17,500	Murata Manufacturing Co., Ltd.	2,438,259
3,100	Nabtesco Corp.	132,832
5,100	Nagoya Railroad Co., Ltd.	129,804
6,600	NEC Corp.	200,430
59,800	NET One Systems Co., Ltd.	918,681
5,400	Nexon Co., Ltd.	195,276
7,000	NGK Insulators Ltd.	130,394
3,900	NGK Spark Plug Co., Ltd.	98,912
5,000	NH Foods Ltd.	112,244
33,200	Nidec Corp.	5,311,069
80,100	Nikon Corp.	1,629,386
13,000	Nintendo Co., Ltd.	5,945,520
116	Nippon Accommodations Fund Inc., REIT, Class A Shares	506,620
36	Nippon Building Fund Inc., REIT	194,976
1,800	Nippon Electric Glass Co., Ltd.	54,194
2,200	Nippon Express Co., Ltd.	147,502
4,300	Nippon Paint Holdings Co., Ltd.	156,010
42	Nippon Prologis REIT Inc.	94,939
7,000	Nippon Shinyaku Co., Ltd.	390,766
19,900	Nippon Steel & Sumitomo Metal Corp.	473,109
148,600	Nippon Suisan Kaisha Ltd.	764,595
123,000	Nippon Telegraph & Telephone Corp.	5,696,437
73,300	Nippon Television Holdings Inc.	1,392,853
4,500	Nippon Yusen KK	97,181
2,800	Nissan Chemical Industries Ltd.	110,862
60,000	Nissan Motor Co., Ltd.	629,554
12,800	Nissha Co., Ltd.(a)	345,174
5,600	Nisshin Seifun Group Inc.	110,802
1,700	Nissin Foods Holdings Co., Ltd.	116,033
20,000	Nitori Holdings Co., Ltd.	3,352,453
4,100	Nitto Denko Corp.	337,754
2,000	NOK Corp.	42,587
94,200	Nomura Holdings Inc.	576,224
87,800	Nomura Real Estate Holdings Inc.	2,112,870
87	Nomura Real Estate Master Fund Inc., REIT	119,096
3,460	Nomura Research Institute Ltd.	155,093
177,600	North Pacific Bank Ltd.	614,695
9,400	NSK Ltd.	140,007
15,700	NTT Data Corp.	162,669
35,000	NTT DOCOMO Inc.	895,061
16,300	Obayashi Corp.	184,037
1,600	Obic Co., Ltd.	132,410
7,700	Odakyu Electric Railway Co., Ltd.	156,670
22,000	Oji Holdings Corp.	143,767
7,300	Olympus Corp.	292,414
4,800	Omron Corp.	282,258
10,300	Ono Pharmaceutical Co., Ltd.	299,883
17,700	Open House Co., Ltd.	1,055,125
1,100	Oracle Corp. Japan	85,025
5,700	Oriental Land Co., Ltd.	551,258
154,000	ORIX Corp.	2,724,399

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan — 19.7% — (continued)
9,800	Osaka Gas Co., Ltd.	$193,510
1,500	Otsuka Corp.	138,644
9,700	Otsuka Holdings Co., Ltd.	486,622
44,300	Outsourcing Inc.	840,838
22,200	PALTAC Corp.	1,145,973
56,600	Panasonic Corp.	881,382
3,200	Park24 Co., Ltd.	76,931
99,100	Penta-Ocean Construction Co., Ltd.	713,288
5,000	Persol Holdings Co., Ltd.	127,648
2,700	Pola Orbis Holdings Inc.	113,162
61,000	Prima Meat Packers Ltd.	365,698
23,200	Rakuten Inc.	210,971
130,900	Recruit Holdings Co., Ltd.	3,143,738
17,000	Renesas Electronics Corp.*	194,755
55,000	Resona Holdings Inc.	312,697
18,600	Ricoh Co., Ltd.	199,795
800	Rinnai Corp.	71,706
2,400	Rohm Co., Ltd.	253,849
49,000	Round One Corp.	806,078
19,300	Ryobi Ltd.	526,196
600	Ryohin Keikaku Co., Ltd.	204,821
14,800	Saizeriya Co., Ltd.	418,205
37,400	Sankyo Co., Ltd.	1,343,373
3,900	Sankyu Inc.	188,941
142,500	Santen Pharmaceutical Co., Ltd.	2,276,344
96,200	Sanwa Holdings Corp.	1,335,770
4,900	SBI Holdings Inc.	111,868
5,200	Secom Co., Ltd.	372,289
4,000	Sega Sammy Holdings Inc.	57,828
5,500	Seibu Holdings Inc.	93,157
7,100	Seiko Epson Corp.	135,772
51,900	Seino Holdings Co., Ltd.	883,073
157,300	Sekisui Chemical Co., Ltd.	2,963,270
14,600	Sekisui House Ltd.	254,703
19,400	Seven & i Holdings Co., Ltd.	806,737
13,000	Seven Bank Ltd.	44,758
4,100	Sharp Corp.*(a)	142,274
135,000	Shiga Bank Ltd. (The)	704,101
6,800	Shimadzu Corp.	173,334
500	Shimamura Co., Ltd.	59,464
1,900	Shimano Inc.	273,994
14,600	Shimizu Corp.	135,413
10,000	Shin-Etsu Chemical Co., Ltd.	1,049,149
3,800	Shinsei Bank Ltd.	59,984
7,400	Shionogi & Co., Ltd.	385,061
16,400	Ship Healthcare Holdings Inc.	567,421
58,900	Shiseido Co., Ltd.	3,540,963
12,000	Shizuoka Bank Ltd. (The)	120,802
17,800	Showa Denko KK	875,343
4,200	Showa Shell Sekiyu KK	54,449
7,300	SMC Corp.	3,045,791
21,100	SoftBank Group Corp.	1,740,810
1,600	Sohgo Security Services Co., Ltd.	74,911
83,600	Sompo Holdings Inc.	3,219,254
32,300	Sony Corp.	1,626,974
3,800	Sony Financial Holdings Inc.	70,569

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan — 19.7% — (continued)
3,300	Stanley Electric Co., Ltd.	$128,877
4,400	Start Today Co., Ltd.	113,371
21,500	Starts Corp., Inc.	564,136
105,000	Subaru Corp.	3,701,584
6,100	SUMCO Corp.	161,380
92,000	Sumitomo Bakelite Co., Ltd.	804,012
39,000	Sumitomo Chemical Co., Ltd.	242,040
29,600	Sumitomo Corp.	519,984
3,600	Sumitomo Dainippon Pharma Co., Ltd.	54,948
18,800	Sumitomo Electric Industries Ltd.	295,652
46,600	Sumitomo Forestry Co., Ltd.	782,493
3,000	Sumitomo Heavy Industries Ltd.	117,110
6,200	Sumitomo Metal Mining Co., Ltd.	289,006
273,900	Sumitomo Mitsui Financial Group Inc.	11,875,608
79,500	Sumitomo Mitsui Trust Holdings Inc.	3,202,026
9,000	Sumitomo Realty & Development Co., Ltd.	325,865
3,700	Sumitomo Rubber Industries Ltd.	70,815
1,600	Sundrug Co., Ltd.	73,633
3,600	Suntory Beverage & Food Ltd.	166,906
5,000	Suruga Bank Ltd.	81,973
30,800	Suzuken Co., Ltd.	1,251,392
44,900	Suzuki Motor Corp.	2,566,335
3,900	Sysmex Corp.	322,990
241,600	T&D Holdings Inc.	3,986,519
3,300	Taiheiyo Cement Corp.	122,459
5,200	Taisei Corp.	263,632
800	Taisho Pharmaceutical Holdings Co., Ltd.	72,850
2,900	Taiyo Nippon Sanso Corp.	42,412
37,200	Taiyo Yuden Co., Ltd.	652,967
25,100	Takasago Thermal Engineering Co., Ltd.	459,509
7,000	Takashimaya Co., Ltd.	70,911
231,500	Takeda Pharmaceutical Co., Ltd.	13,140,682
3,200	TDK Corp.	289,167
5,200	Teijin Ltd.	102,372
48,400	Terumo Corp.	2,618,026
3,200	THK Co., Ltd.	138,064
25,600	TIS Inc.	941,607
5,000	Tobu Railway Co., Ltd.	153,983
72,000	Toda Corp.	549,621
2,500	Toho Co., Ltd.	80,683
1,800	Toho Gas Co., Ltd.	52,639
12,100	Tohoku Electric Power Co., Inc.	158,531
17,500	Tokio Marine Holdings Inc.	806,747
36,500	Tokyo Electric Power Co. Holdings Inc.*	139,667
4,100	Tokyo Electron Ltd.	799,901
9,800	Tokyo Gas Co., Ltd.	245,434
19,100	Tokyo Seimitsu Co., Ltd.	791,795
79,200	Tokyo Steel Manufacturing Co., Ltd.	636,584
4,500	Tokyo Tatemono Co., Ltd.	69,704
13,200	Tokyu Corp.	210,899
14,500	Tokyu Fudosan Holdings Corp.	106,875
14,000	Toppan Printing Co., Ltd.	119,821
36,600	Toray Industries Inc.	369,725
171,000	Toshiba Corp.*	504,987
7,700	Tosoh Corp.	160,685
3,600	TOTO Ltd.	188,752

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan — 19.7% — (continued)
3,500	Toyo Seikan Group Holdings Ltd.	$51,972
2,500	Toyo Suisan Kaisha Ltd.	97,690
1,400	Toyoda Gosei Co., Ltd.	33,795
4,100	Toyota Industries Corp.	256,928
139,400	Toyota Motor Corp.	9,390,587
5,700	Toyota Tsusho Corp.	211,448
2,800	Trend Micro Inc.	158,567
17,100	Tsubaki Nakashima Co., Ltd.	494,753
1,000	Tsuruha Holdings Inc.	144,335
12,300	Ulvac Inc.	754,672
10,000	Unicharm Corp.	279,523
84	United Urban Investment Corp., REIT.	132,785
5,900	USS Co., Ltd.	121,485
26,800	UT Group Co., Ltd.*	937,190
4,100	West Japan Railway Co.	284,572
37,000	Yahoo Japan Corp.	170,939
2,300	Yakult Honsha Co., Ltd.	164,550
17,300	Yamada Denki Co., Ltd.(a)	109,195
6,000	Yamaguchi Financial Group Inc.	72,585
4,300	Yamaha Corp.	190,009
7,000	Yamaha Motor Co., Ltd.	221,498
9,000	Yamato Holdings Co., Ltd.	224,357
2,900	Yamazaki Baking Co., Ltd.	56,614
6,300	Yaskawa Electric Corp.	291,438
6,300	Yokogawa Electric Corp.	127,286
3,500	Yokohama Rubber Co., Ltd. (The)	85,896
21,100	Zenkoku Hosho Co., Ltd.	929,424

	Total Japan	309,441,478

Jersey, Channel Islands — 0.0%
2,344	Randgold Resources Ltd., ADR	188,509

Luxembourg — 0.6%
17,223	ArcelorMittal*	586,563
142,051	B&M European Value Retail SA	803,405
1,100	Eurofins Scientific SE	618,336
1,805	Millicom International Cellular SA, ADR	120,182
890	RTL Group SA	78,126
177,472	SES SA, Class A Shares	2,837,770
13,967	Stabilus SA	1,329,550
137,769	Tenaris SA	2,379,130

	Total Luxembourg	8,753,062

Macau — 0.0%
28,800	MGM China Holdings Ltd.	83,937
60,400	Sands China Ltd.	337,107
40,800	Wynn Macau Ltd.	141,679

	Total Macau	562,723

Mexico — 0.0%
6,000	Fresnillo PLC	100,603

Netherlands — 4.2%
108,338	Aalberts Industries NV	5,425,019
10,911	ABN AMRO Group NV, Dutch Certificate, GDR(d)	339,984
44,967	Aegon NV	311,649
73,729	Akzo Nobel NV	7,141,554
13,215	Altice NV, Class A Shares*	125,872

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Netherlands — 4.2% — (continued)
14,510	AMG Advanced Metallurgical Group NV	$719,530
7,499	ASM International NV	536,296
40,644	ASML Holding NV	7,939,951
17,484	ASR Nederland NV	783,788
13,095	BE Semiconductor Industries NV	1,289,394
75,139	Boskalis Westminster	2,831,348
17,364	Euronext NV(d)	1,209,269
2,831	EXOR NV	205,168
2,869	Heineken Holding NV	285,091
34,900	Heineken NV	3,629,611
361,485	ING Groep NV	6,337,342
32,976	Koninklijke Ahold Delhaize NV	741,698
4,518	Koninklijke DSM NV	465,239
85,074	Koninklijke KPN NV	265,619
30,866	Koninklijke Philips NV	1,180,275
38,047	Koninklijke Vopak NV	1,793,037
8,095	NN Group NV	360,939
8,666	NXP Semiconductors NV*	1,080,304
19,442	Philips Lighting NV(d)	769,238
519,372	PostNL NV	2,074,394
5,736	QIAGEN NV*	193,845
2,967	Randstad Holding NV	212,163
116,066	Royal Dutch Shell PLC, Class A Shares	3,664,671
408,496	Royal Dutch Shell PLC, Class B Shares	12,957,305
9,930	TKH Group NV, Dutch Certificate	624,349
7,518	Wolters Kluwer NV	380,713

	Total Netherlands	65,874,655

New Zealand — 0.1%
26,123	Auckland International Airport Ltd.	121,103
15,309	Fisher & Paykel Healthcare Corp., Ltd.	151,489
16,231	Fletcher Building Ltd.	75,853
15,884	Mercury NZ Ltd.	36,103
28,934	Meridian Energy Ltd.	58,546
10,364	Ryman Healthcare Ltd.	79,637
48,388	Spark New Zealand Ltd.	116,819
204,207	Summerset Group Holdings Ltd.	937,388

	Total New Zealand	1,576,938

Norway — 0.8%
66,298	Aker BP ASA	1,616,685
181,458	DNB ASA	3,562,191
5,541	Gjensidige Forsikring ASA	101,223
10,376	Marine Harvest ASA(a)	201,216
358,417	Norsk Hydro ASA	2,404,358
20,326	Orkla ASA	222,372
40,526	Sbanken ASA(d)	405,792
2,230	Schibsted ASA, Class B Shares	54,292
91,054	Statoil ASA	2,066,701
133,331	Storebrand ASA	1,157,945
19,730	Telenor ASA	443,460
4,636	Yara International ASA	203,981

	Total Norway	12,440,216

Portugal — 0.0%
59,189	EDP — Energias de Portugal SA	198,121
12,483	Galp Energia SGPS SA, Class B Shares	225,583

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Portugal — 0.0 — (continued)
6,813	Jeronimo Martins SGPS SA	$141,264

	Total Portugal	564,968

Russia — 0.6%
676,315	Gazprom PJSC, ADR	3,344,894
53,300	LUKOIL PJSC, ADR	3,539,120
91,300	Sberbank of Russia PJSC, ADR	1,849,738

	Total Russia	8,733,752

Singapore — 0.7%
71,100	Ascendas Real Estate Investment Trust	141,997
71,619	CapitaLand Commercial Trust, REIT	93,307
67,900	CapitaLand Ltd.	184,748
59,100	CapitaLand Mall Trust, REIT	89,893
12,100	City Developments Ltd.	115,931
66,300	ComfortDelGro Corp., Ltd.	101,167
45,800	DBS Group Holdings Ltd.	984,373
565,500	Frasers Logistics & Industrial Trust, REIT	464,477
159,100	Genting Singapore PLC	138,113
158,600	Golden Agri-Resources Ltd.	42,897
168,800	Hutchison Port Holdings Trust, Class U Shares	61,376
3,000	Jardine Cycle & Carriage Ltd.	83,691
36,200	Keppel Corp., Ltd.	217,010
657,200	Mapletree Industrial Trust, REIT	970,890
440,800	Oversea-Chinese Banking Corp., Ltd.	4,304,776
15,600	SATS Ltd.	61,119
30,600	Sembcorp Industries Ltd.	73,488
13,700	Singapore Airlines Ltd.	114,095
20,500	Singapore Exchange Ltd.	116,559
25,000	Singapore Press Holdings Ltd.	48,819
37,500	Singapore Technologies Engineering Ltd.	95,959
212,100	Singapore Telecommunications Ltd.	539,621
13,800	StarHub Ltd.	25,927
58,600	Suntec Real Estate Investment Trust	86,909
34,103	United Overseas Bank Ltd.	713,613
11,971	UOL Group Ltd.	76,517
54,800	Venture Corp., Ltd.	1,130,407
41,700	Wilmar International Ltd.	101,077

	Total Singapore	11,178,756

South Africa — 0.4%
30,907	Anglo American Platinum Ltd.*	957,148
550,188	Gold Fields Ltd., ADR	2,156,737
190,821	Impala Platinum Holdings Ltd.*	485,388
17,791	Investec PLC	154,516
10,767	Mediclinic International PLC	87,504
9,264	Mondi PLC	240,979
138,169	SPAR Group Ltd. (The)	2,556,470

	Total South Africa	6,638,742

South Korea — 1.8%
4,538	Chong Kun Dang Pharmaceutical Corp.	538,500
22,154	Douzone Bizon Co., Ltd.	1,131,006
3,046	GS Home Shopping Inc.	565,229
46,272	KB Financial Group Inc.	2,718,482
61,475	Kia Motors Corp.	1,940,454
10,627	KIWOOM Securities Co., Ltd.*(a)	960,575

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
South Korea — 1.8% — (continued)
17,242	Korea United Pharm Inc.	$438,488
203,898	KT Corp., ADR	2,707,765
11,074	LS Industrial Systems Co., Ltd.	560,465
14,243	Poongsan Corp.	561,359
2,519	Samsung Electronics Co., Ltd.	5,449,414
17,896	SFA Engineering Corp.	616,869
43,098	Shinhan Financial Group Co., Ltd.	1,866,224
5,029	SillaJen Inc.*	470,184
25,048	SK Telecom Co., Ltd.	5,523,722
16,368	SKC Co., Ltd.	582,455
25,274	SL Corp.	557,615
23,133	TES Co., Ltd.	709,467

	Total South Korea	27,898,273

Spain — 2.3%
18,209	Abertis Infraestructuras SA	435,160
6,320	ACS Actividades de Construccion y Servicios SA	216,841
1,794	Aena SME SA(d)	364,891
48,710	Amadeus IT Group SA	3,575,059
504,876	Banco Bilbao Vizcaya Argentaria SA	4,217,362
132,867	Banco de Sabadell SA	277,681
413,080	Banco Santander SA	2,833,111
31,516	Bankia SA	150,044
104,525	Bankinter SA	1,149,706
1,046,639	CaixaBank SA	5,085,354
3,305	Enagas SA	85,996
8,134	Endesa SA	170,487
12,240	Ferrovial SA	263,614
8,722	Gas Natural SDG SA	199,340
132,111	Grifols SA	3,614,612
148,558	Iberdrola SA	1,093,876
123,138	Industria de Diseno Textil SA	3,726,500
30,418	Mapfre SA	102,132
32,577	Melia Hotels International SA	481,520
36,710	Merlin Properties Socimi SA, REIT	525,109
572,840	Prosegur Cash SA(d)	1,800,612
389,457	Prosegur Cia de Seguridad SA	3,109,134
44,266	Red Electrica Corp. SA	860,269
32,493	Repsol SA	578,978
6,183	Siemens Gamesa Renewable Energy SA	98,121
119,348	Telefonica SA	1,161,488

	Total Spain	36,176,997

Sweden — 1.9%
73,648	Ahlsell AB(d)	468,342
87,088	Alfa Laval AB	2,094,091
116,758	Assa Abloy AB, Class B Shares	2,601,177
93,620	Atlas Copco AB, Class A Shares	3,987,610
9,718	Atlas Copco AB, Class B Shares	368,174
6,811	Boliden AB	241,434
78,090	Dometic Group AB(d)	803,056
6,030	Electrolux AB, Series B	198,039
160,759	Elekta AB, Class B Shares(a)	1,466,664
15,088	Essity AB, Class B Shares*	412,921
6,629	Getinge AB, Class B Shares	83,323
23,644	Hennes & Mauritz AB, Class B Shares	391,275

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Sweden — 1.9% — (continued)
6,438	Hexagon AB, Class B Shares	$375,255
11,408	Husqvarna AB, Class B Shares	121,747
1,751	ICA Gruppen AB	62,438
4,576	Industrivarden AB, Class C Shares	109,280
11,851	Investor AB, Class B Shares	532,863
5,925	Kinnevik AB, Class B Shares	216,026
1,127	L E Lundbergforetagen AB, Class B Shares	84,034
5,238	Lundin Petroleum AB	122,382
77,674	Nordea Bank AB	881,993
28,114	Sandvik AB	520,904
8,274	Securitas AB, Class B Shares	141,943
37,828	Skandinaviska Enskilda Banken AB, Class A Shares	444,664
8,608	Skanska AB, Class B Shares	170,988
107,402	SKF AB, Class B Shares	2,248,399
190,107	SSAB AB, Class B Shares*	923,944
39,668	Svenska Handelsbanken AB, Class A Shares	544,314
23,483	Swedbank AB, Class A Shares	589,380
66,620	Swedish Match AB	2,823,215
26,963	Swedish Orphan Biovitrum AB*	443,322
9,751	Tele2 AB, Class B Shares	115,349
511,125	Telefonaktiebolaget LM Ericsson, Class B Shares	3,417,666
71,885	Telia Co. AB	339,614
40,006	Volvo AB, Class B Shares	753,315
39,274	Wihlborgs Fastigheter AB	903,276

	Total Sweden	30,002,417

Switzerland — 8.6%
287,798	ABB Ltd., Class Registered Shares	6,969,612
30,570	Adecco Group AG, Class Registered Shares	2,463,949
83,062	Aryzta AG*	2,068,829
1,257	Baloise Holding AG, Class Registered Shares	197,487
1,711	Barry Callebaut AG, Class Registered Shares	3,365,051
27	Chocoladefabriken Lindt & Spruengli AG	161,610
3	Chocoladefabriken Lindt & Spruengli AG, Class Registered Shares	216,440
81,674	Cie Financiere Richemont SA, Class Registered Shares	7,190,352
6,047	Clariant AG, Class Registered Shares*	150,824
25,344	Coca-Cola HBC AG*	829,430
62,094	Credit Suisse Group AG, Class Registered Shares*	1,139,868
927	Dufry AG, Class Registered Shares*	132,868
216	EMS-Chemie Holding AG, Class Registered Shares	138,378
28,022	Ferguson PLC	1,973,677
28,209	GAM Holding AG*	510,243
922	Geberit AG, Class Registered Shares	417,466
1,254	Georg Fischer AG, Class Registered Shares	1,824,801
984	Givaudan SA, Class Registered Shares	2,244,324
312,888	Glencore PLC*	1,648,024
684	Helvetia Holding AG, Class Registered Shares	411,671
56,324	Julius Baer Group Ltd.*	3,642,419
1,354	Kuehne + Nagel International AG, Class Registered Shares	220,475
72,144	LafargeHolcim Ltd., Class Registered Shares*	4,202,552
36,847	Logitech International SA, Class Registered Shares	1,441,274
23,062	Lonza Group AG, Class Registered Shares*	5,865,754
165,243	Nestlé SA, Class Registered Shares	13,153,368
127,624	Novartis AG, Class Registered Shares	10,677,974
12,753	Oriflame Holding AG	600,515
1,101	Pargesa Holding SA	97,533

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Switzerland — 8.6% — (continued)
432	Partners Group Holding AG	$311,711
69,826	Roche Holding AG	16,190,460
9,477	Schindler Holding AG	2,220,076
538	Schindler Holding AG, Class Registered Shares	121,834
133	SGS SA, Class Registered Shares	338,405
367	Sika AG	3,017,690
15,434	Sonova Holding AG, Class Registered Shares	2,421,192
201,863	STMicroelectronics NV	4,614,401
1,739	Straumann Holding AG, Class Registered Shares	1,167,328
768	Swatch Group AG (The)	324,584
1,531	Swatch Group AG (The), Class Registered Shares	122,444
4,482	Swiss Life Holding AG, Class Registered Shares*	1,625,550
1,828	Swiss Prime Site AG, Class Registered Shares*	170,247
8,073	Swiss Re AG	824,172
645	Swisscom AG, Class Registered Shares	348,226
40,529	Temenos Group AG, Class Registered Shares	4,751,363
606,894	UBS Group AG, Class Registered Shares*	11,506,311
15,296	VAT Group AG*(d)	2,432,834
1,214	Vifor Pharma AG	170,858
24,799	Wizz Air Holdings PLC*(d)	1,228,820
24,489	Zurich Insurance Group AG	8,079,237

	Total Switzerland	135,944,511

Taiwan — 0.2%
114,000	MediaTek Inc.	1,144,025
3,399,000	Shin Kong Financial Holding Co., Ltd.	1,371,681
92,000	Taiwan Semiconductor Manufacturing Co., Ltd.	751,665

	Total Taiwan	3,267,371

Thailand — 0.2%
1,210,200	CP ALL PCL	3,207,990

United Kingdom — 16.1%
24,227	3i Group PLC	312,123
5,416	Admiral Group PLC	137,159
163,921	Anglo American PLC	3,979,331
13,251	Ashtead Group PLC	382,150
8,872	Associated British Foods PLC	320,092
236,885	AstraZeneca PLC	15,517,675
124,386	Auto Trader Group PLC(d)	623,642
1,500,466	Aviva PLC	10,376,692
5,553	Babcock International Group PLC	49,687
349,447	BAE Systems PLC	2,768,621
629,431	Balfour Beatty PLC	2,292,290
3,813,740	Barclays PLC	11,195,041
25,144	Barratt Developments PLC	186,209
76,533	Beazley PLC	546,997
14,727	Bellway PLC	628,520
3,227	Berkeley Group Holdings PLC	170,416
2,687,530	BP PLC	17,436,516
200,150	British American Tobacco PLC	11,757,595
24,217	British Land Co. PLC (The), REIT	208,237
1,034,829	BT Group PLC	3,410,916
189,168	Bunzl PLC	5,081,590
113,437	Burberry Group PLC	2,387,457
148,574	Cairn Energy PLC*	379,648
14,637	Capita PLC	35,289

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
United Kingdom — 16.1% — (continued)
1,439,076	Centrica PLC	$2,827,727
110,756	Cineworld Group PLC	359,160
63,519	Clinigen Group PLC	806,727
27,110	CNH Industrial NV	365,284
2,030,607	Cobham PLC*	3,151,058
5,551	Coca-Cola European Partners PLC	210,167
40,530	Compass Group PLC	862,161
39,998	Computacenter PLC	604,219
38,622	ConvaTec Group PLC(d)	109,082
76,817	Costain Group PLC	467,849
3,387	Croda International PLC	214,502
254,668	Diageo PLC	8,632,805
11,367	Dialog Semiconductor PLC*	367,469
34,241	Direct Line Insurance Group PLC	179,827
467,546	Domino’s Pizza Group PLC	2,094,256
69,486	DS Smith PLC	456,372
4,518	easyJet PLC*	103,847
90,310	Electrocomponents PLC	778,315
208,027	Essentra PLC	1,276,283
24,253	Experian PLC	517,869
31,874	Ferroglobe PLC*	515,084
27,842	Fiat Chrysler Automobiles NV*	591,132
39,766	G4S PLC	142,732
43,781	GKN PLC	263,341
514,727	GlaxoSmithKline PLC	9,242,375
35,296	Greggs PLC	579,676
21,491	Hammerson PLC, REIT	131,562
6,497	Hargreaves Lansdown PLC	153,353
311,202	Hays PLC	823,755
1,174,680	HSBC Holdings PLC	11,566,185
55,614	Hunting PLC*	464,319
129,401	Ibstock PLC(d)	463,769
7,298	IMI PLC	122,471
24,516	Imperial Brands PLC	879,827
4,539	InterContinental Hotels Group PLC	293,641
57,376	Intermediate Capital Group PLC	830,097
16,902	International Consolidated Airlines Group SA	142,272
36,514	Intertek Group PLC	2,464,608
90,221	ITV PLC	197,748
935,708	J Sainsbury PLC	3,321,372
174,576	JD Sports Fashion PLC	919,101
17,812	John Wood Group PLC	149,955
4,927	Johnson Matthey PLC	211,312
133,435	Jupiter Fund Management PLC	935,894
236,757	Just Group PLC	474,212
43,206	Keller Group PLC	535,439
54,344	Kingfisher PLC	267,517
18,575	Land Securities Group PLC, REIT	235,743
154,789	Legal & General Group PLC	556,429
8,194,042	Lloyds Banking Group PLC	7,742,643
8,203	London Stock Exchange Group PLC	453,998
243,708	LondonMetric Property PLC, REIT	594,759
533,117	Marks & Spencer Group PLC	2,160,850
18,948	Meggitt PLC	117,764
89,050	Melrose Industries PLC	278,201
19,860	Merlin Entertainments PLC(d)	92,659

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
United Kingdom — 16.1% — (continued)
101,590	Micro Focus International PLC	$2,874,663
135,837	National Express Group PLC	651,632
87,427	National Grid PLC	887,264
219,079	NEX Group PLC	2,018,566
3,688	Next PLC	245,959
74,653	Northgate PLC	333,012
122,828	Old Mutual PLC	430,280
21,580	Pearson PLC	216,659
7,859	Persimmon PLC	279,954
519,117	Prudential PLC	12,993,326
107,797	Reckitt Benckiser Group PLC	8,548,045
80,966	Redrow PLC	653,627
25,170	RELX NV	515,551
27,689	RELX PLC	568,952
121,117	Rentokil Initial PLC	481,525
10,542	Rio Tinto Ltd.	659,497
30,989	Rio Tinto PLC	1,660,204
140,722	Rolls-Royce Holdings PLC*	1,615,082
88,944	Royal Bank of Scotland Group PLC*	325,103
22,413	Royal Mail PLC	172,579
38,627	RPC Group PLC	424,711
26,529	RSA Insurance Group PLC	230,173
113,962	Safestore Holdings PLC, REIT	774,926
26,915	Sage Group PLC (The)	255,722
3,435	Schroders PLC	162,181
24,891	Segro PLC, REIT	194,847
6,082	Severn Trent PLC	142,601
25,685	Sky PLC	476,145
21,793	Smith & Nephew PLC	378,639
101,593	Smiths Group PLC	2,227,357
70,900	Spectris PLC	2,650,092
303,910	SSE PLC	5,105,211
13,164	St. James’s Place PLC	208,081
373,538	Standard Chartered PLC*	4,157,863
66,728	Standard Life Aberdeen PLC	336,334
121,758	Stock Spirits Group PLC	460,158
135,029	Synthomer PLC	878,245
75,313	Tate & Lyle PLC	580,390
81,483	Taylor Wimpey PLC	207,422
55,516	TechnipFMC PLC	1,619,522
212,111	Tesco PLC	614,016
367,222	TP ICAP PLC	2,701,933
100,396	Travis Perkins PLC	1,774,103
41,657	Unilever NV, Dutch Certificate	2,170,451
114,389	Unilever PLC	5,849,774
65,131	UNITE Group PLC (The), REIT	681,921
17,337	United Utilities Group PLC	158,678
87,333	Vesuvius PLC	706,197
157,594	Virgin Money Holdings UK PLC	602,855
3,624,756	Vodafone Group PLC	10,150,466
44,427	Weir Group PLC (The)	1,237,250
72,437	Whitbread PLC	3,859,722
55,691	WM Morrison Supermarkets PLC	172,314
32,984	WPP PLC	630,105

	Total United Kingdom	252,396,552

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units		Security	Value
United States — 1.0%
1,133		Booking Holdings Inc.*	$2,304,567
60,430		Carnival Corp.	4,043,371
48,634		Carnival PLC	3,209,590
8,374		Maxar Technologies Ltd.	392,493
367,000		Nexteer Automotive Group Ltd.	806,830
19,299		Philip Morris International Inc.	1,998,412
394,800		Samsonite International SA	1,712,521
23,222		Shire PLC	992,222

		Total United States	15,460,006

		TOTAL COMMON STOCKS (Cost — $1,303,968,842)	1,514,617,054

PREFERRED STOCKS — 1.0%
Brazil — 0.2%
175,900		Telefonica Brasil SA, Class Preferred Shares	2,742,599

Germany — 0.8%
1,444		Bayerische Motoren Werke AG, Class Preferred Shares	131,370
1,592		FUCHS PETROLUB SE, Class Preferred Shares	90,587
4,612		Henkel AG & Co. KGaA, Class Preferred Shares	614,429
3,813		Porsche Automobil Holding SE, Class Preferred Shares	320,388
4,947		Schaeffler AG, Class Preferred Shares	80,496
59,793		Volkswagen AG, Class Preferred Shares	11,694,128

		Total Germany	12,931,398

		TOTAL PREFERRED STOCKS (Cost — $10,841,455)	15,673,997

RIGHTS — 0.0%
Australia — 0.0%
1,716		APA Group*	300
2,431		Woodside Petroleum Ltd.*	4,059

		Total Australia	4,359

Italy — 0.0%
494,262		UniCredit SpA*(b)	1,894

		TOTAL RIGHTS (Cost — $0)	6,253

CLOSED END MUTUAL FUND SECURITY — 0.0%
United States — 0.0%
9,293		Vanguard FTSE Developed Markets ETF, Common Class (Cost — $410,729)	414,375

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $1,315,221,026)	1,530,711,679

Face Amount†
SHORT-TERM INVESTMENTS (f) — 2.9%
MONEY MARKET FUND — 0.5%
$8,327,614		Invesco STIT — Government & Agency Portfolio, Institutional Class(g) (Cost — $8,327,614)	8,327,614

TIME DEPOSITS — 2.4%
155,474	AUD	ANZ National Bank — London, 0.630% due 3/1/18	120,749
14,332,520		Banco Santander SA — Frankfurt, 0.780% due 3/1/18	14,332,520

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Face Amount†		Security	Value
TIME DEPOSITS — 2.4% — (continued)
		BBH — Grand Cayman:
34,465	CHF	(1.450)% due 3/1/18	$36,494
198,327	SEK	(0.910)% due 3/1/18	23,934
36,830	DKK	(0.550)% due 3/1/18	6,034
91	JPY	(0.310)% due 3/1/18	1
26,265	SGD	0.150% due 3/1/18	19,825
34,503	NOK	0.200% due 3/1/18	4,369
9	GBP	0.230% due 3/1/18	12
136,862	HKD	0.340% due 3/1/18	17,488
2,266	CAD	0.550% due 3/1/18	1,766
1	AUD	0.630% due 3/1/18	1
4,506	NZD	0.900% due 3/1/18	3,250
		Citibank — London:
459,992	EUR	(0.580)% due 3/1/18	561,190
100,141	GBP	0.230% due 3/1/18	137,888
$447,755		Citibank — New York, 0.780% due 3/1/18	447,755
21,607,156		Standard Chartered Bank — London, 0.780% due 3/1/18	21,607,156
7,835,193	JPY	Sumitomo — Tokyo, (0.310)% due 3/1/18	73,435

		TOTAL TIME DEPOSITS (Cost — $37,393,867)	37,393,867

		TOTAL SHORT-TERM INVESTMENTS (Cost — $45,721,481)	45,721,481

		TOTAL INVESTMENTS — 100.3% (Cost — $1,360,942,507)	1,576,433,160

		Liabilities in Excess of Other Assets — (0.3)%	(5,370,504)

		TOTAL NET ASSETS — 100.0%	$1,571,062,656

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(c)	Security trades on the Hong Kong exchange.
(d)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2018, amounts to approximately $21,368,755 and represents 1.4% of net assets.
(e)	Illiquid security.
(f)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 2.4%.
(g)	Represents investment of collateral received from securities lending transactions.
#	Security that used significant unobservable inputs to determine fair value.

At February 28, 2018, for International Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
International Equity Fund	$1,360,942,507	$271,663,460	$(56,174,892)	$215,488,568

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
CDI	— Clearing House Electronics System (CHESS) Depositary Interest
GDR	— Global Depositary Receipt
PCL	— Public Company Limited
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Summary of Investments by Security Sector^
Financials	18.7%
Industrials	15.0
Consumer Discretionary	13.5
Information Technology	10.3
Health Care	9.6
Materials	7.9
Consumer Staples	7.7
Energy	6.0
Telecommunication Services	4.5
Utilities	2.0
Real Estate	1.9
Short-Term Investments	2.9

100.0%

^	As a percentage of total investments.

At February 28, 2018, International Equity Fund had open exchange traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Euro STOXX 50 March Futures	15	3/18	$628,408	$629,154	$746
FTSE 100 Index March Futures	4	3/18	396,848	397,994	1,146
SPI 200 Index March Futures	1	3/18	116,323	116,517	194
TOPIX Index March Futures	2	3/18	335,583	331,412	(4,171)

					$(2,085)

At February 28, 2018, International Equity Fund had deposited cash of $86,471 with a broker or brokers as margin collateral on open exchange traded futures contracts.

Currency Abbreviations used in this schedule:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound Sterling
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
COMMON STOCKS — 93.3%
Argentina — 0.9%
65,330	Grupo Supervielle SA, ADR	$2,006,284
125,133	YPF SA, ADR	2,891,824

	Total Argentina	4,898,108

Brazil — 7.3%
139,315	Ambev SA	943,491
400,971	Ambev SA, ADR	2,706,554
11,300	Atacadao Distribuicao Comercio e Industria Ltd.*	51,656
59,243	B3 SA — Brasil Bolsa Balcao	467,233
25,003	Banco Bradesco SA	283,473
573,096	Banco do Brasil SA	7,374,300
10,834	Banco Santander Brasil SA	122,631
340,051	BB Seguridade Participações SA	3,046,170
20,976	BR Malls Participações SA	77,034
15,157	BRF SA*	139,602
560,284	CCR SA	2,190,428
8,618	Centrais Eletricas Brasileiras SA*	65,713
78,485	Cia de Saneamento Basico do Estado de Sao Paulo	909,638
15,800	Cia Siderurgica Nacional SA*	49,367
533,706	Cielo SA	3,974,249
3,283	Compania Energetica de Minas Gerais*	8,237
4,160	Cosan SA Indústria e Comércio	55,539
78,200	CVC Brasil Operadora e Agencia de Viagens SA	1,351,439
7,700	EDP — Energias do Brasil SA	31,525
20,394	Embraer SA	136,609
4,100	Engie Brasil Energia SA	49,412
5,810	Equatorial Energia SA	128,058
7,838	Fibria Celulose SA	148,798
263,750	Fleury SA	2,202,720
10,696	Hypera SA	113,660
440,300	International Meal Co. Alimentacao SA*	1,185,970
24,055	JBS SA	73,383
16,491	Klabin SA	90,869
38,205	Kroton Educacional SA	182,293
151,136	Localiza Rent a Car SA	1,206,855
19,750	Lojas Renner SA	209,872
3,542	M Dias Branco SA	65,236
618,300	Movida Participacoes SA	1,450,345
2,108	Multiplan Empreendimentos Imobiliarios SA	45,554
4,400	Natura Cosméticos SA	46,499
6,700	Odontoprev SA	31,577
256,400	Petrobras Distribuidora SA(a)	1,743,536
89,885	Petroleo Brasileiro SA*	640,553
2,900	Porto Seguro SA	40,878
7,885	Qualicorp SA	69,784
6,476	Raia Drogasil SA	154,977
31,388	Rumo SA*	137,591
74,450	Smiles Fidelidade SA	1,931,552
5,205	Sul America SA	34,209
56,115	Suzano Papel e Celulose SA	375,712
21,500	TIM Participações SA	93,320
10,409	Transmissora Alianca de Energia Eletrica SA	65,687
9,913	Ultrapar Participações SA	229,905
91,879	Vale SA	1,274,172
16,574	WEG SA	119,439

	Total Brazil	38,127,304

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Chile — 0.4%
95,321	AES Gener SA	$29,321
65,824	Aguas Andinas SA, Class A Shares	44,036
738,556	Banco de Chile	125,919
959	Banco de Credito e Inversiones SA	71,870
1,888,321	Banco Santander Chile	155,720
40,976	Cencosud SA	125,355
3,735	Cia Cervecerias Unidas SA	52,485
199,393	Colbun SA	47,928
3,852	Empresa Nacional de Telecomunicaciones SA	44,867
31,738	Empresas CMPC SA	122,701
12,701	Empresas COPEC SA	204,930
1,044,558	Enel Americas SA	242,124
611,657	Enel Chile SA	75,630
98,948	Enel Generacion Chile SA	92,581
3,934,534	Itau CorpBanca	40,144
8,676	Latam Airlines Group SA	141,069
20,935	SACI Falabella	211,877

	Total Chile	1,828,557

China — 23.5%
25,000	3SBio Inc.*(a)	47,104
2,508	58.com Inc., ADR*	189,028
101,263	AAC Technologies Holdings Inc.	2,002,602
44,000	Agile Group Holdings Ltd.	74,654
788,000	Agricultural Bank of China Ltd., Class H Shares(b)	432,423
60,000	Air China Ltd., Class H Shares(b)	90,284
93,133	Alibaba Group Holding Ltd., ADR*	17,335,777
120,000	Aluminum Corp. of China Ltd., Class H Shares*(b)	71,985
35,500	Anhui Conch Cement Co., Ltd., Class H Shares(b)	188,435
32,000	ANTA Sports Products Ltd.	157,153
1,618	Autohome Inc., ADR	126,544
53,000	AviChina Industry & Technology Co., Ltd., Class H Shares(b)	29,319
23,232	Baidu Inc., ADR*	5,862,363
2,320,000	Bank of China Ltd., Class H Shares(b)	1,250,735
241,000	Bank of Communications Co., Ltd., Class H Shares(b)	191,674
2,293,500	Beijing Capital International Airport Co., Ltd., Class H Shares(b)	3,366,915
227,200	Beijing Originwater Technology Co., Ltd., Class A Shares	591,588
18,500	BYD Co., Ltd., Class H Shares(b)	169,128
19,500	BYD Electronic International Co., Ltd.	47,848
311,000	CGN Power Co., Ltd., Class H Shares(a)(b)	83,259
255,000	China Cinda Asset Management Co., Ltd., Class H Shares(b)	94,862
247,000	China CITIC Bank Corp., Ltd., Class H Shares(b)	178,319
152,000	China Communications Construction Co., Ltd., Class H Shares(b)	168,949
82,000	China Communications Services Corp., Ltd., Class H Shares(b)	48,616
44,500	China Conch Venture Holdings Ltd.	133,167
9,168,380	China Construction Bank Corp., Class H Shares(b)	9,429,194
79,000	China Everbright Bank Co., Ltd., Class H Shares(b)	40,287
94,000	China Evergrande Group*	273,465
91,000	China Galaxy Securities Co., Ltd., Class H Shares(b)	63,197
286,000	China Huarong Asset Management Co., Ltd., Class H Shares(a)(b)	128,521
102,000	China Huishan Dairy Holdings Co., Ltd.*#(c)	—
221,000	China Life Insurance Co., Ltd., Class H Shares(b)	649,960
21,400	China Lodging Group Ltd., ADR	3,250,660
98,000	China Longyuan Power Group Corp., Ltd., Class H Shares(b)	64,711
1,738,000	China Maple Leaf Educational Systems Ltd.	2,196,741
1,039,000	China Medical System Holdings Ltd.	2,070,400

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China — 23.5% — (continued)
93,000	China Mengniu Dairy Co., Ltd.	$304,819
116,500	China Merchants Bank Co., Ltd., Class H Shares(b)	487,162
153,500	China Minsheng Banking Corp., Ltd., Class H Shares(b)	158,794
108,000	China Molybdenum Co., Ltd., Class H Shares(b)	86,994
78,000	China National Building Material Co., Ltd., Class H Shares(b)	76,256
46,000	China Oilfield Services Ltd., Class H Shares(b)	46,773
75,400	China Pacific Insurance Group Co., Ltd., Class H Shares(b)	366,148
760,000	China Petroleum & Chemical Corp., Class H Shares(b)	599,464
50,000	China Railway Construction Corp., Ltd., Class H Shares(b)	53,303
102,000	China Railway Group Ltd., Class H Shares(b)	73,874
54,000	China Resources Pharmaceutical Group Ltd.(a)	72,543
489,000	China Resources Phoenix Healthcare Holdings Co., Ltd.	621,486
584,000	China Shenhua Energy Co., Ltd., Class H Shares(b)	1,644,916
46,000	China Southern Airlines Co., Ltd., Class H Shares(b)	60,989
380,000	China Telecom Corp., Ltd., Class H Shares(b)	165,743
33,200	China Vanke Co., Ltd., Class H Shares(b)	147,936
1,426,600	China ZhengTong Auto Services Holdings Ltd.	1,281,164
83,000	Chongqing Rural Commercial Bank Co., Ltd., Class H Shares(b)	66,853
98,000	CIFI Holdings Group Co., Ltd.	77,139
61,500	CITIC Securities Co., Ltd., Class H Shares(b)	137,614
1,370,442	CNOOC Ltd.	1,952,460
150,000	Country Garden Holdings Co., Ltd.	265,861
106,000	CRRC Corp., Ltd., Class H Shares(b)	96,271
140,000	CSPC Pharmaceutical Group Ltd.	318,951
11,439	Ctrip.com International Ltd., ADR*	525,965
86,000	Dongfeng Motor Group Co., Ltd., Class H Shares(b)	108,240
258,000	ENN Energy Holdings Ltd.	1,986,208
74,500	Fosun International Ltd.	161,872
1,327,300	Fu Shou Yuan International Group Ltd.	1,165,864
11,600	Fuyao Glass Industry Group Co., Ltd., Class H Shares(a)(b)	46,192
141,000	Geely Automobile Holdings Ltd.	453,067
34,400	GF Securities Co., Ltd., Class H Shares(b)	65,609
313,000	GOME Retail Holdings Ltd.	36,498
93,000	Great Wall Motor Co., Ltd., Class H Shares(b)	109,207
60,000	Guangzhou Automobile Group Co., Ltd., Class H Shares(b)	132,588
24,400	Guangzhou R&F Properties Co., Ltd., Class H Shares(b)	56,688
16,000	Haitian International Holdings Ltd.	48,558
88,000	Haitong Securities Co., Ltd., Class H Shares(b)	125,165
126,500	Hengan International Group Co., Ltd.	1,231,322
108,000	Huaneng Power International Inc., Class H Shares(b)	66,517
140,000	Huaneng Renewables Corp., Ltd., Class H Shares(b)	46,531
44,400	Huatai Securities Co., Ltd., Class H Shares(a)(b)	88,854
2,146,000	Industrial & Commercial Bank of China Ltd., Class H Shares(b)	1,831,930
109,791	JD.com Inc., ADR*	5,176,646
30,000	Jiangsu Expressway Co., Ltd., Class H Shares(b)	46,426
32,000	Jiangxi Copper Co., Ltd., Class H Shares(b)	49,983
27,000	Kingsoft Corp., Ltd.	88,797
16,079	Kweichow Moutai Co., Ltd., Class A Shares	1,835,454
202,000	Lenovo Group Ltd.	104,912
44,000	Longfor Properties Co., Ltd.	125,638
36,500	Meitu Inc.*(a)	46,576
3,095	Momo Inc., ADR*	102,290
14,065	NetEase Inc., ADR	4,125,968
25,700	New China Life Insurance Co., Ltd., Class H Shares(b)	152,070
4,080	New Oriental Education & Technology Group Inc., ADR	372,871
176,000	People’s Insurance Co. Group of China Ltd., Class H Shares(b)	94,056

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China — 23.5% — (continued)
656,000	PetroChina Co., Ltd., Class H Shares(b)	$454,710
136,000	PICC Property & Casualty Co., Ltd., Class H Shares(b)	267,083
818,500	Ping An Insurance Group Co. of China Ltd., Class H Shares(b)	8,617,223
90,200	Semiconductor Manufacturing International Corp.*(d)	118,809
48,000	Shandong Weigao Group Medical Polymer Co., Ltd., Class H Shares(b)	32,711
72,000	Shanghai Electric Group Co., Ltd., Class H Shares*(b)	26,962
13,500	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H Shares(b)	77,864
23,100	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class B Shares	33,795
21,800	Shanghai Pharmaceuticals Holding Co., Ltd., Class H Shares(b)	54,533
127,600	Shenzhou International Group Holdings Ltd.	1,253,820
96,000	Sihuan Pharmaceutical Holdings Group Ltd.	34,787
40,000	Silergy Corp.	878,427
1,693	SINA Corp.*	197,963
106,000	Sino-Ocean Group Holding Ltd.	74,838
88,000	Sinopec Shanghai Petrochemical Co., Ltd., Class H Shares(b)	52,479
283,600	Sinopharm Group Co., Ltd., Class H Shares(b)	1,249,345
52,500	SOHO China Ltd.	29,989
69,000	Sunac China Holdings Ltd.	247,920
20,000	Sunny Optical Technology Group Co., Ltd.	332,071
65,845	TAL Education Group, ADR	2,486,307
382,131	Tencent Holdings Ltd.	20,957,503
50,000	Tingyi Cayman Islands Holding Corp.	104,180
23,000	TravelSky Technology Ltd., Class H Shares(b)	72,841
10,000	Tsingtao Brewery Co., Ltd., Class H Shares(b)	54,557
12,308	Vipshop Holdings Ltd., ADR*	214,036
145,000	Want Want China Holdings Ltd.	121,513
1,308	Weibo Corp., ADR*	168,104
2,173,200	Weichai Power Co., Ltd., Class H Shares(b)	2,434,484
58,000	Yanzhou Coal Mining Co., Ltd., Class H Shares(b)	85,410
200,000	Yihai International Holding Ltd.	266,267
11,347	Yum China Holdings Inc.	491,552
1,235	YY Inc., ADR*	159,723
36,000	Zhejiang Expressway Co., Ltd., Class H Shares(b)	39,037
17,900	Zhuzhou CRRC Times Electric Co., Ltd., Class H Shares(b)	96,185
200,000	Zijin Mining Group Co., Ltd., Class H Shares(b)	91,444
19,000	ZTE Corp., Class H Shares*(b)	66,659

	Total China	122,817,073

Colombia — 0.1%
7,110	Bancolombia SA	74,834
11,531	Cementos Argos SA	42,011
150,786	Ecopetrol SA	132,079
7,386	Grupo Argos SA	49,799
7,004	Grupo de Inversiones Suramericana SA	93,908
9,779	Interconexion Electrica SA ESP	46,754

	Total Colombia	439,385

Czech Republic — 0.1%
4,731	CEZ AS	114,177
1,924	Komercní Banka AS	85,266
16,196	Moneta Money Bank AS(a)	65,144
1,576	O2 Czech Republic AS	20,524

	Total Czech Republic	285,111

Egypt — 0.6%
26,531	Commercial International Bank Egypt SAE	115,979
558,192	Commercial International Bank Egypt SAE, Class Registered Shares, GDR	2,531,077

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Egypt — 0.6% — (continued)
66,557	Global Telecom Holding SAE*	$25,289
350,000	Juhayna Food Industries	225,923

	Total Egypt	2,898,268

Georgia — 0.5%
56,700	BGEO Group PLC	2,636,762

Germany — 0.1%
12,000	Delivery Hero AG, (Restricted, cost — $510,716, acquired 02/22/2018)*(a)(e)	526,921

Greece — 0.1%
42,552	Alpha Bank AE*	100,682
46,981	Eurobank Ergasias SA*	46,773
1,594	FF Group*	33,921
6,204	Hellenic Telecommunications Organization SA	87,750
3,706	JUMBO SA	67,174
138,699	National Bank of Greece SA*	50,803
7,278	OPAP SA	88,479
8,367	Piraeus Bank SA*	36,452
1,168	Titan Cement Co. SA	31,612

	Total Greece	543,646

Hong Kong — 3.3%
151,400	AIA Group Ltd.	1,257,141
82,000	Alibaba Health Information Technology Ltd.*	40,072
370,000	Alibaba Pictures Group Ltd.*	50,155
16,500	Beijing Enterprises Holdings Ltd.	91,131
4,038,500	Beijing Enterprises Water Group Ltd.	2,608,111
84,000	Brilliance China Automotive Holdings Ltd.	225,054
63,000	China Everbright International Ltd.	96,631
24,000	China Everbright Ltd.	52,344
50,000	China Gas Holdings Ltd.	154,703
152,000	China Jinmao Holdings Group Ltd.	91,579
41,538	China Merchants Port Holdings Co., Ltd.	96,569
176,000	China Mobile Ltd.	1,637,355
102,337	China Mobile Ltd., ADR	4,757,647
110,000	China Overseas Land & Investment Ltd.	381,799
46,000	China Resources Beer Holdings Co., Ltd.	176,890
28,000	China Resources Gas Group Ltd.	94,017
82,000	China Resources Land Ltd.	290,028
48,000	China Resources Power Holdings Co., Ltd.	83,058
60,000	China State Construction International Holdings Ltd.	81,103
47,400	China Taiping Insurance Holdings Co., Ltd.	180,422
190,000	China Unicom Hong Kong Ltd.*	243,301
171,000	CITIC Ltd.	246,604
42,000	COSCO SHIPPING Ports Ltd.	40,686
50,000	Far East Horizon Ltd.	50,129
167,500	Fullshare Holdings Ltd.*	93,762
358,400	Galaxy Entertainment Group Ltd.	3,107,610
497,000	GCL-Poly Energy Holdings Ltd.*	78,053
86,000	Guangdong Investment Ltd.	130,644
38,000	Haier Electronics Group Co., Ltd.	129,255
18,500	Kingboard Chemical Holdings Ltd.	93,293
82,000	Kunlun Energy Co., Ltd.	76,542
45,000	Lee & Man Paper Manufacturing Ltd.	50,864
54,000	Nine Dragons Paper Holdings Ltd.	96,112
13,000	Shanghai Industrial Holdings Ltd.	36,207
31,000	Shimao Property Holdings Ltd.	76,345

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Hong Kong — 3.3% — (continued)
133,000	Sino Biopharmaceutical Ltd.	$248,686
76,500	Sun Art Retail Group Ltd.	100,688

	Total Hong Kong	17,344,590

Hungary — 0.7%
11,409	MOL Hungarian Oil & Gas PLC	124,026
79,716	OTP Bank PLC	3,547,316
4,028	Richter Gedeon Nyrt	88,767

	Total Hungary	3,760,109

India — 5.7%
1,643	ACC Ltd.	40,735
21,164	Adani Ports & Special Economic Zone Ltd.	131,889
18,748	Ambuja Cements Ltd.	72,350
28,672	Ashok Leyland Ltd.	61,960
7,963	Asian Paints Ltd.	135,763
7,984	Aurobindo Pharma Ltd.	74,828
49,984	Axis Bank Ltd.	396,814
71,966	Axis Bank Ltd., Class Registered Shares, GDR	2,868,274
2,409	Bajaj Auto Ltd.	110,876
4,666	Bajaj Finance Ltd.	116,191
1,172	Bajaj Finserv Ltd.	89,688
6,684	Bharat Forge Ltd.	80,136
22,236	Bharat Heavy Electricals Ltd.	30,333
20,781	Bharat Petroleum Corp., Ltd.	136,234
40,387	Bharti Airtel Ltd.	264,641
499,609	Bharti Infratel Ltd.	2,614,534
224	Bosch Ltd.	63,747
823	Britannia Industries Ltd.	62,341
5,174	Cadila Healthcare Ltd.	31,981
92,680	Cholamandalam Investment and Finance Co., Ltd.	2,082,868
10,212	Cipla Ltd.	92,042
17,538	Coal India Ltd.	83,249
1,051	Container Corp. Of India Ltd.	20,926
13,307	Dabur India Ltd.	66,021
3,259	Dr Reddy’s Laboratories Ltd.	111,366
369	Eicher Motors Ltd.	154,260
14,080	GAIL India Ltd.	98,541
3,495	Glenmark Pharmaceuticals Ltd.	28,890
7,340	Godrej Consumer Products Ltd.	119,361
8,709	Grasim Industries Ltd.	153,025
6,303	Havells India Ltd.	48,833
15,361	HCL Technologies Ltd.	220,137
108,800	HDFC Bank Ltd.	3,126,003
20,770	HDFC Bank Ltd., ADR	2,018,429
1,260	Hero MotoCorp Ltd.	69,149
32,091	Hindalco Industries Ltd.	119,434
17,031	Hindustan Petroleum Corp., Ltd.	98,890
20,548	Hindustan Unilever Ltd.	412,676
44,366	Housing Development Finance Corp., Ltd.	1,213,183
68,288	ICICI Bank Ltd.	326,380
59,355	Idea Cellular Ltd.*	75,717
34,702	IDFC Bank Ltd.	27,202
8,874	Indiabulls Housing Finance Ltd.	166,749
16,581	Indian Oil Corp., Ltd.	95,829
52,626	Infosys Ltd.	938,443

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
India — 5.7% — (continued)
101,413	ITC Ltd.	$409,949
25,934	JSW Steel Ltd.	122,857
12,997	Larsen & Toubro Ltd.	261,682
7,539	LIC Housing Finance Ltd.	58,317
6,352	Lupin Ltd.	79,821
10,185	Mahindra & Mahindra Financial Services Ltd.	67,183
20,186	Mahindra & Mahindra Ltd.	224,193
11,385	Marico Ltd.	53,606
3,248	Maruti Suzuki India Ltd.	437,888
18,681	Motherson Sumi Systems Ltd.	94,239
66,302	Motilal Oswal Financial Services Ltd.	1,140,790
584	Nestle India Ltd.	68,972
41,679	NTPC Ltd.	104,033
32,550	Oil & Natural Gas Corp., Ltd.	93,327
17,509	Petronet LNG Ltd.	65,537
189,000	Phoenix Mills Ltd.	1,657,565
104	Piramal Enterprises Ltd.*#(c)	421
2,408	Piramal Enterprises Ltd.	94,451
16,158	Power Finance Corp., Ltd.	25,905
60,900	Quess Corp., Ltd., (Restricted, cost — $1,007,548, acquired 02/01/2018)*(a)(e)	962,193
82,169	Reliance Industries Ltd.	1,191,842
24,982	Rural Electrification Corp., Ltd.	54,880
211	Shree Cement Ltd.	53,645
4,900	Shriram Transport Finance Co., Ltd.	99,896
1,788	Siemens Ltd.	31,973
55,042	State Bank of India	224,512
28,501	Sun Pharmaceutical Industries Ltd.	231,872
14,196	Tata Consultancy Services Ltd.	654,464
48,552	Tata Motors Ltd.*	274,477
9,692	Tata Motors Ltd., Class A Shares*	30,384
28,154	Tata Power Co., Ltd.	36,282
10,143	Tata Steel Ltd.	103,864
14,194	Tech Mahindra Ltd.	132,774
9,566	Titan Co., Ltd.	118,966
3,162	UltraTech Cement Ltd.	200,250
1,671	United Spirits Ltd.*	83,501
12,511	UPL Ltd.	138,973
12,090	Vakrangee Ltd.	29,344
49,844	Vedanta Ltd.	249,857
30,768	Wipro Ltd.	137,457
46,485	Yes Bank Ltd.	227,680
14,516	Zee Entertainment Enterprises Ltd.	125,073

	Total India	29,805,813

Indonesia — 3.2%
482,500	Adaro Energy Tbk PT	81,771
44,800	AKR Corporindo Tbk PT	19,796
4,183,000	Astra International Tbk PT	2,445,812
292,900	Bank Central Asia Tbk PT	492,158
84,900	Bank Danamon Indonesia Tbk PT	40,555
6,341,324	Bank Mandiri Persero Tbk PT	3,815,518
241,100	Bank Negara Indonesia Persero Tbk PT	169,668
12,808,200	Bank Rakyat Indonesia Persero Tbk PT	3,506,028
192,800	Bumi Serpong Damai Tbk PT	26,939
186,200	Charoen Pokphand Indonesia Tbk PT	46,406
14,300	Gudang Garam Tbk PT	82,673

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Indonesia — 3.2% — (continued)
313,800	Hanjaya Mandala Sampoerna Tbk PT	$109,666
50,100	Indocement Tunggal Prakarsa Tbk PT	79,832
58,600	Indofood CBP Sukses Makmur Tbk PT	38,186
146,800	Indofood Sukses Makmur Tbk PT	80,634
54,967	Jasa Marga Persero Tbk PT	21,324
715,400	Kalbe Farma Tbk PT	83,091
1,876,600	Link Net Tbk PT	758,111
69,778	Matahari Department Store Tbk PT	53,818
615,200	Pakuwon Jati Tbk PT	30,134
275,400	Perusahaan Gas Negara Persero Tbk	53,022
1,509,100	Semen Indonesia Persero Tbk PT	1,218,285
147,100	Surya Citra Media Tbk PT	30,277
1,484,487	Telekomunikasi Indonesia Persero Tbk PT	431,156
93,850	Telekomunikasi Indonesia Persero Tbk PT, ADR	2,724,466
60,800	Tower Bersama Infrastructure Tbk PT	24,782
42,300	Unilever Indonesia Tbk PT	165,595
50,600	United Tractors Tbk PT	130,546
119,000	Waskita Karya Persero Tbk PT	25,010
94,700	XL Axiata Tbk PT*	20,262

	Total Indonesia	16,805,521

Kenya — 0.4%
6,864,000	Safaricom Ltd.	1,996,809

Malaysia — 1.4%
46,100	AirAsia Bhd	51,270
25,600	Alliance Bank Malaysia Bhd	26,771
46,100	AMMB Holdings Bhd	48,449
38,800	Astro Malaysia Holdings Bhd	23,893
94,700	Axiata Group Bhd	129,613
127,153	British American Tobacco Malaysia Bhd	916,664
132,007	CIMB Group Holdings Bhd	240,666
78,500	Dialog Group Bhd	52,811
88,600	DiGi.Com Bhd	109,032
32,100	Felda Global Ventures Holdings Bhd	15,790
52,500	Gamuda Bhd	66,203
70,400	Genting Bhd	158,544
84,200	Genting Malaysia Bhd	112,868
5,900	Genting Plantations Bhd	15,211
20,100	HAP Seng Consolidated Bhd	48,768
16,500	Hartalega Holdings Bhd	48,820
16,600	Hong Leong Bank Bhd	84,204
5,900	Hong Leong Financial Group Bhd	28,548
62,100	IHH Healthcare Bhd	93,433
72,500	IJM Corp. Bhd	50,052
56,900	IOI Corp. Bhd	67,736
48,750	IOI Properties Group Bhd	22,928
13,100	Kuala Lumpur Kepong Bhd	83,432
121,209	Malayan Banking Bhd	322,279
1,082,400	Malaysia Airports Holdings Bhd	2,392,008
47,600	Maxis Bhd	71,608
36,500	MISC Bhd	63,724
1,700	Nestle Malaysia Bhd	55,568
68,000	Petronas Chemicals Group Bhd	139,860
10,700	Petronas Dagangan Bhd	70,116
20,700	Petronas Gas Bhd	92,750
12,000	PPB Group Bhd	53,948

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Malaysia — 1.4% — (continued)
37,500	Press Metal Aluminium Holdings Bhd	$55,109
83,200	Public Bank Bhd	487,002
20,300	RHB Bank Bhd	27,701
109,600	Sapura Energy Bhd	18,537
77,200	Sime Darby Bhd	53,955
77,200	Sime Darby Plantation Bhd*	104,864
77,200	Sime Darby Property Bhd*	27,452
59,600	SP Setia Bhd Group	51,276
28,900	Telekom Malaysia Bhd	43,430
101,100	Tenaga Nasional Bhd	403,225
11,800	UMW Holdings Bhd*	19,431
25,800	Westports Holdings Bhd	24,144
170,850	YTL Corp. Bhd	61,956
53,346	YTL Power International Bhd	15,296

	Total Malaysia	7,150,945

Malta — 0.0%
11,154	Brait SE*	42,171

Mexico — 3.4%
83,514	Alfa SAB de CV, Class A Shares	99,112
202,809	América Móvil SAB de CV, Class L Shares, ADR	3,723,573
969,533	América Móvil SAB de CV, Series L	891,377
12,439	Arca Continental SAB de CV	86,435
1,623	Banco Santander Mexico SA. Institucion de Banca Multiple Grupo Financiero Santand, ADR	11,475
45,271	Banco Santander Mexico SA. Institucion de Banca Multiple Grupo Financiero Santand, Class B Shares	63,885
226,100	Banregio Grupo Financiero SAB de CV	1,394,900
448,462	Cemex SAB de CV*	295,969
14,105	Coca-Cola Femsa SAB de CV, Series L	95,019
700,300	Concentradora Hipotecaria SAPI de CV, REIT	652,392
4,730	El Puerto de Liverpool SAB de CV, Class C1 Shares	32,333
94,483	Fibra Uno Administracion SA de CV, REIT	133,232
57,490	Fomento Economico Mexicano SAB de CV	531,148
12,910	Fomento Económico Mexicano SAB de CV, ADR	1,191,593
24,800	Gentera SAB de CV	20,275
5,475	Gruma SAB de CV, Class B Shares	63,384
10,314	Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	99,586
5,309	Grupo Aeroportuario del Sureste SAB de CV, Class B Shares	94,063
42,056	Grupo Bimbo SAB de CV, Series A	98,260
14,300	Grupo Carso SAB de CV, Series A1	50,123
74,619	Grupo Financiero Banorte SAB de CV, Class O Shares	447,370
69,598	Grupo Financiero Inbursa SAB de CV, Class O Shares	111,507
15,700	Grupo Lala SAB de CV, Class B Shares	22,947
473,842	Grupo México SAB de CV, Series B	1,604,821
76,127	Grupo Televisa SAB	259,687
4,075	Industrias Peñoles SAB de CV	88,723
17,432	Infraestructura Energetica Nova SAB de CV	82,307
668,200	Kimberly-Clark de México SAB de CV, Class A Shares	1,214,490
27,162	Mexichem SAB de CV	75,912
403,516	PLA Administradora Industrial S de RL de CV, REIT*	599,617
6,730	Promotora y Operadora de Infraestructura SAB de CV	68,783
487,000	Qualitas Controladora SAB de CV	1,281,219
589,080	Unifin Financiera SAB de CV SOFOM ENR	2,085,430
154,381	Wal-Mart de Mexico SAB de CV	361,351

	Total Mexico	17,932,298

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Pakistan — 0.6%
430,335	Habib Bank Ltd.	$808,732
3,299	Lucky Cement Ltd.	17,870
10,100	MCB Bank Ltd.	19,814
568,162	Oil & Gas Development Co., Ltd.	836,191
824,116	Pakistan Petroleum Ltd.	1,506,436
12,400	United Bank Ltd.	21,108

	Total Pakistan	3,210,151

Peru — 0.5%
5,924	Cia de Minas Buenaventura SAA, ADR	92,118
10,730	Credicorp Ltd.	2,322,509
2,502	Southern Copper Corp.	131,930

	Total Peru	2,546,557

Philippines — 1.8%
49,060	Aboitiz Equity Ventures Inc.	72,468
37,300	Aboitiz Power Corp.	27,593
110,700	Alliance Global Group Inc.*	31,448
6,970	Ayala Corp.	140,795
2,604,150	Ayala Land Inc.	2,048,495
41,850	Bank of the Philippine Islands	95,467
73,164	BDO Unibank Inc.	218,128
7,191,900	Bloomberry Resorts Corp.*	1,981,055
101,900	DMCI Holdings Inc.	27,168
845	Globe Telecom Inc.	27,905
2,505	GT Capital Holdings Inc.	64,784
823,540	International Container Terminal Services Inc.	1,731,455
80,180	JG Summit Holdings Inc.	110,685
10,760	Jollibee Foods Corp.	61,517
284,600	Megaworld Corp.	26,489
419,500	Metro Pacific Investments Corp.	45,195
16,230	Metropolitan Bank & Trust Co.	30,436
2,465	PLDT Inc.	71,779
42,476	PLDT Inc., ADR(d)	1,227,556
52,523	Robinsons Land Corp.	19,547
658,000	Robinsons Retail Holdings Inc.	1,196,069
6,820	Security Bank Corp.	31,977
6,870	SM Investments Corp.	123,342
229,700	SM Prime Holdings Inc.	155,145
29,910	Universal Robina Corp.	85,468

	Total Philippines	9,651,966

Poland — 0.6%
3,146	Alior Bank SA*	76,114
839	Bank Handlowy w Warszawie SA	20,469
15,277	Bank Millennium SA*	37,127
4,354	Bank Pekao SA	167,503
1,001	Bank Zachodni WBK SA	109,219
1,466	CCC SA	107,181
1,925	CD Projekt SA	59,631
6,582	Cyfrowy Polsat SA	44,801
1,402	Dino Polska SA*(a)	34,624
1,123	Grupa Azoty SA	19,034
2,342	Grupa Lotos SA	38,118
1,350	Jastrzebska Spolka Weglowa SA*	36,107
3,950	KGHM Polska Miedz SA	120,593
16,674	KRUK SA	1,030,284

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Poland — 0.6% — (continued)
37	LPP SA	$96,879
371	mBank SA*	49,502
16,889	Orange Polska SA*	27,961
21,259	PGE Polska Grupa Energetyczna SA*	62,729
3,266	PLAY Communications SA*(a)	32,128
8,984	Polski Koncern Naftowy ORLEN SA	250,945
44,416	Polskie Gornictwo Naftowe i Gazownictwo SA	78,272
26,972	Powszechna Kasa Oszczednosci Bank Polski SA*	337,017
18,114	Powszechny Zaklad Ubezpieczen SA	224,601
26,657	Tauron Polska Energia SA*	19,731

	Total Poland	3,080,570

Qatar — 0.2%
4,942	Barwa Real Estate Co	45,709
6,934	Commercial Bank QSC*	53,574
24,295	Ezdan Holding Group QSC	60,665
3,938	Industries Qatar QSC	111,476
11,103	Masraf Al Rayan QSC	114,299
2,589	Ooredoo QPSC	61,762
737	Qatar Electricity & Water Co. QSC	34,480
5,134	Qatar Gas Transport Co., Ltd.	23,855
4,768	Qatar Insurance Co. SAQ	50,617
2,085	Qatar Islamic Bank SAQ	54,828
6,625	Qatar National Bank QPSC	216,896

	Total Qatar	828,161

Romania — 0.0%
10,880	NEPI Rockcastle PLC	109,228

Russia — 6.3%
1,746,724	Alrosa PJSC	2,673,997
313,941	Gazprom PJSC	797,252
286,539	Gazprom PJSC, ADR	1,417,154
940,688	Inter RAO UES PJSC	62,075
12,311	Lukoil PJSC	824,724
57,736	Lukoil PJSC, ADR	3,833,670
46,191	Magnit PJSC, Class Registered Shares, GDR	954,675
1,933	MMC Norilsk Nickel PJSC	382,633
281,764	Mobile TeleSystems PJSC, ADR	3,369,897
42,729	Moscow Exchange MICEX-RTS PJSC	84,778
2,772	Novatek PJSC, Class Registered Shares, GDR	377,595
36,979	Novolipetsk Steel PJSC	95,837
3,394	PhosAgro PJSC, Class Registered Shares, GDR	52,198
763	Polyus PJSC	62,882
27,023	Rosneft Oil Co. PJSC	158,428
3,540,320	RusHydro PJSC	49,079
1,804,504	Sberbank of Russia PJSC	8,719,482
346,520	Sberbank of Russia PJSC, ADR	7,020,585
7,032	Severstal PJSC	114,561
208,839	Surgutneftegas OJSC	106,377
1	T Plus PJSC*#(c)	—
46,160	Tatneft PJSC	486,383
119,395,647	VTB Bank PJSC	111,754
30,420	Yandex NV, Class A Shares*	1,249,958

	Total Russia	33,005,974

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
South Africa — 8.0%
570,700	Advtech Ltd.	$820,015
1,362	Anglo American Platinum Ltd.*	42,179
11,988	AngloGold Ashanti Ltd.	111,012
11,231	Aspen Pharmacare Holdings Ltd.	256,053
20,406	Barclays Africa Group Ltd.	340,250
10,547	Bid Corp., Ltd.	240,835
149,338	Bidvest Group Ltd.	2,818,783
1,307	Capitec Bank Holdings Ltd.	91,209
5,703	Coronation Fund Managers Ltd.	38,646
10,222	Discovery Ltd.	154,490
6,912	Exxaro Resources Ltd.	77,335
106,771	FirstRand Ltd.	662,808
24,223	Fortress REIT Ltd., Class A Shares	32,567
23,833	Fortress REIT Ltd., Class B Shares	32,114
6,660	Foschini Group Ltd.	120,056
20,989	Gold Fields Ltd.	82,337
59,940	Growthpoint Properties Ltd., REIT	149,302
7,453	Hyprop Investments Ltd., REIT	68,974
130,485	Imperial Holdings Ltd.	2,757,494
7,975	Investec Ltd.	69,224
4,363	Liberty Holdings Ltd.	48,994
630,826	Life Healthcare Group Holdings Ltd.	1,445,598
26,001	MMI Holdings Ltd.	47,762
2,995	Mondi Ltd.	77,388
6,951	Mr Price Group Ltd.	165,679
52,120	MTN Group Ltd.	564,478
36,264	Naspers Ltd., Class N Shares	9,959,868
81,227	Nedbank Group Ltd.	1,963,808
30,506	Netcare Ltd.	65,750
9,359	Pick n Pay Stores Ltd.	57,309
3,220	Pioneer Foods Group Ltd.	36,127
1,383,200	PPC Ltd.*	973,893
4,079	PSG Group Ltd.	74,877
20,832	Rand Merchant Investment Holdings Ltd.	78,352
145,653	Redefine Properties Ltd., REIT	139,322
15,304	Remgro Ltd.	312,503
8,617	Resilient REIT Ltd.	48,240
155,200	Rhodes Food Group Pty Ltd.(d)	259,729
20,754	RMB Holdings Ltd.	152,109
305,486	Sanlam Ltd.	2,339,761
15,522	Sappi Ltd.	99,832
16,913	Sasol Ltd.	590,098
199,629	Shoprite Holdings Ltd.	4,371,349
47,527	Sibanye Gold Ltd.	45,721
5,711	SPAR Group Ltd.	105,668
153,694	Standard Bank Group Ltd.	2,825,039
91,462	Steinhoff International Holdings NV	44,528
6,698	Telkom SA SOC Ltd.	29,294
4,606	Tiger Brands Ltd.	165,195
1,138,173	Transaction Capital Ltd.	1,661,072
13,988	Truworths International Ltd.	119,288
194,133	Vodacom Group Ltd.	2,664,935
258,882	Woolworths Holdings Ltd.	1,425,215

	Total South Africa	41,924,464

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
South Korea — 9.8%
976	Amorepacific Corp.	$252,008
801	AMOREPACIFIC Group	92,577
217	BGF retail Co., Ltd.	34,741
7,996	BNK Financial Group Inc.	81,854
995	Celltrion Healthcare Co., Ltd.*(d)	108,566
2,371	Celltrion Inc.*(d)	757,276
1,752	Cheil Worldwide Inc.	29,901
238	CJ CheilJedang Corp.	73,532
488	CJ Corp.	74,424
479	CJ E&M Corp.	37,993
248	CJ Logistics Corp.*	30,084
26,516	Coway Co., Ltd.	2,102,906
950	Daelim Industrial Co., Ltd.	64,658
3,187	Daewoo Engineering & Construction Co., Ltd.*	15,250
1,584	DB Insurance Co., Ltd.	100,659
4,444	DGB Financial Group Inc.	50,479
890	Dongsuh Cos., Inc.	22,798
1,818	Doosan Heavy Industries & Construction Co., Ltd.*	24,965
580	E-MART Inc.	161,146
1,257	GS Engineering & Construction Corp.	33,629
1,305	GS Holdings Corp.	79,286
684	GS Retail Co., Ltd.	22,605
9,302	Hana Financial Group Inc.	417,746
2,119	Hankook Tire Co., Ltd.	115,086
179	Hanmi Pharm Co., Ltd.	76,201
319	Hanmi Science Co., Ltd.	24,652
4,728	Hanon Systems	53,927
268	Hanssem Co., Ltd.	36,781
3,358	Hanwha Chemical Corp.	102,044
1,147	Hanwha Corp.	46,430
225,892	Hanwha Life Insurance Co., Ltd.	1,387,794
1,490	Hanwha Techwin Co., Ltd.*	39,817
844	Hotel Shilla Co., Ltd.	63,035
534	Hyosung Corp.	61,140
640	Hyundai Department Store Co., Ltd.	53,703
1,987	Hyundai Development Co.-Engineering & Construction	69,019
2,158	Hyundai Engineering & Construction Co., Ltd.*	75,983
569	Hyundai Glovis Co., Ltd.	74,497
876	Hyundai Heavy Industries Co., Ltd.*	104,802
1,582	Hyundai Marine & Fire Insurance Co., Ltd.	60,146
13,242	Hyundai Mobis Co., Ltd.	2,768,297
4,565	Hyundai Motor Co.	676,752
269	Hyundai Robotics Co., Ltd.*	108,844
2,277	Hyundai Steel Co.	112,146
416	Hyundai Wia Corp.(d)	22,220
7,803	Industrial Bank of Korea	122,688
1,269	Kakao Corp.	147,847
3,383	Kangwon Land Inc.*	89,613
56,443	KB Financial Group Inc.	3,316,029
184	KCC Corp.	60,801
571	KEPCO Plant Service & Engineering Co., Ltd.*	21,128
8,593	Kia Motors Corp.	271,237
5,500	Koh Young Technology Inc.	462,170
1,969	Korea Aerospace Industries Ltd.*	90,808
6,942	Korea Electric Power Corp.	211,347
714	Korea Gas Corp.*	30,071

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
South Korea — 9.8% — (continued)
1,278	Korea Investment Holdings Co., Ltd.*	$91,624
217	Korea Zinc Co., Ltd.*	101,994
1,791	Korean Air Lines Co., Ltd.	53,511
14,365	KT&G Corp.	1,319,163
465	Kumho Petrochemical Co., Ltd.	38,637
1,315	LG Chem Ltd.	458,362
2,619	LG Corp.	206,762
6,357	LG Display Co., Ltd.	173,664
2,913	LG Electronics Inc.	266,466
281	LG Household & Health Care Ltd.	284,304
360	LG Innotek Co., Ltd.	43,398
431	Lotte Chemical Corp.	181,683
786	Lotte Corp.*	45,184
312	Lotte Shopping Co., Ltd.	58,918
144	Medy-Tox Inc.	79,736
9,834	Mirae Asset Daewoo Co., Ltd.	83,455
841	NAVER Corp.	619,204
571	NCSoft Corp.	194,972
740	Netmarble Games Corp.(a)	99,268
3,589	NH Investment & Securities Co., Ltd.*	46,858
582	OCI Co., Ltd.	87,304
598	Orion Corp.	59,379
31	Ottogi Corp.	20,084
11,505	Pan Ocean Co., Ltd.*	62,362
2,241	POSCO	742,970
1,157	Posco Daewoo Corp.	21,396
482	S-1 Corp.	42,274
1,874	Samsung Biologics Co., Ltd., (Restricted, cost — $292,605, acquired 05/11/2017)*(a)(e)	770,691
2,441	Samsung C&T Corp.	287,524
884	Samsung Card Co., Ltd.	29,464
1,888	Samsung Electro-Mechanics Co., Ltd.	160,950
7,364	Samsung Electronics Co., Ltd.	15,930,719
847	Samsung Fire & Marine Insurance Co., Ltd.	224,343
7,320	Samsung Heavy Industries Co., Ltd.*	57,292
1,906	Samsung Life Insurance Co., Ltd.	212,674
6,867	Samsung SDI Co., Ltd.	1,063,251
966	Samsung SDS Co., Ltd.	209,961
2,009	Samsung Securities Co., Ltd.	72,777
80,904	Shinhan Financial Group Co., Ltd.	3,503,294
188	Shinsegae Inc.	59,059
1,518	SillaJen Inc.*(d)	141,925
868	SK Holdings Co., Ltd.	225,959
87,999	SK Hynix Inc.	6,209,839
1,855	SK Innovation Co., Ltd.	349,305
5,190	SK Networks Co., Ltd.	28,523
572	SK Telecom Co., Ltd.	126,141
1,316	S-Oil Corp.	148,917
13,698	Woori Bank	208,302
315	Yuhan Corp.	60,109

	Total South Korea	51,190,089

Spain — 0.7%
112,571	CIE Automotive SA	3,786,086

Switzerland — 0.3%
35,300	Wizz Air Holdings PLC, (Restricted, cost — $705,549, acquired 07/21/2016)*(a)(e)	1,749,158

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Taiwan — 6.6%
100,000	Acer Inc.*	$82,021
198,997	Advanced Semiconductor Engineering Inc.	267,891
8,799	Advantech Co., Ltd.	64,384
112,049	Airtac International Group	1,990,794
60,000	Asia Cement Corp.	57,052
54,000	Asia Pacific Telecom Co., Ltd.*	17,284
20,000	Asustek Computer Inc.	187,924
267,000	AU Optronics Corp.	117,370
418,100	Basso Industry Corp.	866,251
20,000	Catcher Technology Co., Ltd.	237,163
248,000	Cathay Financial Holding Co., Ltd.	452,862
31,000	Chailease Holding Co., Ltd.	101,872
131,334	Chang Hwa Commercial Bank Ltd.	74,611
67,000	Cheng Shin Rubber Industry Co., Ltd.	113,408
13,065	Chicony Electronics Co., Ltd.	31,694
67,000	China Airlines Ltd.*	25,786
404,000	China Development Financial Holding Corp.	142,549
77,390	China Life Insurance Co., Ltd.	76,897
376,000	China Steel Corp.	306,627
352,900	Chroma ATE Inc.	1,885,446
112,000	Chunghwa Telecom Co., Ltd.	415,188
108,000	Compal Electronics Inc.	73,056
545,880	CTBC Financial Holding Co., Ltd.	391,444
62,000	Delta Electronics Inc.	289,384
249,100	E.Sun Financial Holding Co., Ltd.	162,580
5,100	Eclat Textile Co., Ltd.	53,569
52,993	Eva Airways Corp.	26,852
49,010	Evergreen Marine Corp. Taiwan Ltd.*	25,385
121,000	Far Eastern New Century Corp.	105,698
41,000	Far EasTone Telecommunications Co., Ltd.	102,727
11,000	Feng TAY Enterprise Co., Ltd.	51,231
248,354	First Financial Holding Co., Ltd.	167,871
81,000	Formosa Chemicals & Fibre Corp.	295,006
36,000	Formosa Petrochemical Corp.	141,566
128,000	Formosa Plastics Corp.	445,503
20,000	Formosa Taffeta Co., Ltd.	21,567
23,230	Foxconn Technology Co., Ltd.	61,994
211,000	Fubon Financial Holding Co., Ltd.	368,867
5,000	General Interface Solution Holding Ltd.	29,454
11,000	Giant Manufacturing Co., Ltd.	56,642
6,000	Globalwafers Co., Ltd.	84,463
21,000	Highwealth Construction Corp.	31,114
7,242	Hiwin Technologies Corp.	90,635
916,825	Hon Hai Precision Industry Co., Ltd.	2,702,823
8,000	Hotai Motor Co., Ltd.	87,006
17,000	HTC Corp.*	34,462
196,257	Hua Nan Financial Holdings Co., Ltd.	114,072
268,000	Innolux Corp.	116,946
79,000	Inventec Corp.	62,491
2,541	Largan Precision Co., Ltd.	310,568
61,264	Lite-On Technology Corp.	85,957
52,000	Macronix International*	74,205
45,000	MediaTek Inc.	451,589
332,000	Mega Financial Holding Co., Ltd.	279,534
17,000	Micro-Star International Co., Ltd.	48,154
147,000	Nan Ya Plastics Corp.	398,725

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Taiwan — 6.6% — (continued)
30,000	Nanya Technology Corp.	$81,181
4,000	Nien Made Enterprise Co., Ltd.	38,583
15,000	Novatek Microelectronics Corp.	63,779
54,000	Pegatron Corp.	137,406
4,000	Phison Electronics Corp.	38,226
56,000	Pou Chen Corp.	69,425
17,000	Powertech Technology Inc.	51,775
132,660	Poya International Co., Ltd.	1,693,840
16,539	President Chain Store Corp.	163,436
74,000	Quanta Computer Inc.	148,113
11,000	Realtek Semiconductor Corp.	42,625
25,200	Ruentex Development Co., Ltd.*	27,293
14,000	Ruentex Industries Ltd.*	24,140
209,000	Shin Kong Financial Holding Co., Ltd.	84,343
56,000	Siliconware Precision Industries Co., Ltd.	97,020
267,340	SinoPac Financial Holdings Co., Ltd.	91,008
16,629	Standard Foods Corp.	38,634
35,700	Synnex Technology International Corp.	46,299
7,000	TaiMed Biologics Inc.*	47,420
260,417	Taishin Financial Holding Co., Ltd.	124,257
104,905	Taiwan Business Bank	30,704
84,000	Taiwan Cement Corp.	104,507
227,434	Taiwan Cooperative Financial Holding Co., Ltd.	130,778
45,000	Taiwan High Speed Rail Corp.	34,351
54,000	Taiwan Mobile Co., Ltd.	196,635
1,756,582	Taiwan Semiconductor Manufacturing Co., Ltd.	14,351,754
48,000	Teco Electric and Machinery Co., Ltd.	42,454
154,000	Uni-President Enterprises Corp.	357,592
345,000	United Microelectronics Corp.	163,996
23,000	Vanguard International Semiconductor Corp.	46,925
10,000	Win Semiconductors Corp.	88,781
84,000	Winbond Electronics Corp.	55,980
78,069	Wistron Corp.	64,197
38,000	WPG Holdings Ltd.	48,374
6,000	Yageo Corp.	65,569
280,000	Yuanta Financial Holding Co., Ltd.	123,953
10,000	Zhen Ding Technology Holding Ltd.	21,388

	Total Taiwan	34,394,955

Thailand — 2.1%
28,600	Advanced Info Service PCL, NVDR	179,125
123,000	Airports of Thailand PCL, NVDR	275,102
14,400	Bangkok Bank PCL, Class Registered Shares	104,811
97,700	Bangkok Dusit Medical Services PCL, NVDR	68,295
173,300	Bangkok Expressway & Metro PCL, NVDR	40,065
62,000	Banpu PCL, NVDR	45,879
34,400	Berli Jucker PCL, NVDR	64,537
149,400	BTS Group Holdings PCL, NVDR	38,511
9,000	Bumrungrad Hospital PCL, NVDR	58,584
39,800	Central Pattana PCL, NVDR	106,085
68,400	Charoen Pokphand Foods PCL, NVDR	49,599
1,375,400	CP ALL PCL, NVDR	3,662,290
12,600	Delta Electronics Thailand PCL, NVDR*	27,169
6,100	Electricity Generating PCL, NVDR	46,022
42,300	Energy Absolute PCL, NVDR	89,694
17,400	Glow Energy PCL, NVDR	46,665

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Thailand — 2.1% — (continued)
143,100	Home Product Center PCL, NVDR	$64,971
36,400	Indorama Ventures PCL, NVDR	61,860
254,400	IRPC PCL, NVDR	65,567
139,100	Kasikornbank PCL	1,021,281
16,600	Kasikornbank PCL, NVDR	121,841
12,300	KCE Electronics PCL, NVDR	27,283
89,600	Krung Thai Bank PCL, NVDR	57,603
54,200	Minor International PCL, NVDR	69,190
35,500	PTT Exploration & Production PCL, NVDR	127,877
59,500	PTT Global Chemical PCL, NVDR	186,327
30,300	PTT PCL, NVDR	542,825
20,200	Robinson PCL, NVDR	42,975
90,800	Siam Cement PCL, Class Registered Shares	1,411,889
2,800	Siam Cement PCL, NVDR	43,370
54,000	Siam Commercial Bank PCL, NVDR	254,446
959,320	Srisawad Corp. PCL, NVDR(d)	1,860,031
34,900	Thai Oil PCL, NVDR	113,453
48,400	Thai Union Group PCL, NVDR	30,798
597,100	TMB Bank PCL, NVDR	56,620
253,200	True Corp. PCL, NVDR*(d)	50,242

	Total Thailand	11,112,882

Turkey — 3.1%
669,032	Akbank Turk AS	1,857,478
5,229	Anadolu Efes Biracilik Ve Malt Sanayii AS	35,281
5,951	Arcelik AS	29,634
7,996	Aselsan Elektronik Sanayi Ve Ticaret AS	65,237
145,200	AvivaSA Emeklilik ve Hayat AS	676,999
6,058	BIM Birlesik Magazalar AS	119,576
1,916	Coca-Cola Icecek AS	18,570
676,462	Dogtas Kelebek Mobilya Sanayi ve Ticaret AS*	618,961
47,768	Emlak Konut Gayrimenkul Yatirim Ortakligi AS, REIT*	32,990
35,358	Eregli Demir ve Celik Fabrikalari TAS	104,936
1,793	Ford Otomotiv Sanayi AS	29,514
27,526	Haci Ömer Sabanci Holding AS	77,482
342,100	KOC Holding AS	1,615,394
82,240	MLP Saglik Hizmetleri AS, (Restricted, cost — $412,448, acquired 02/07/2018), Class B Shares*(a)(e)	411,049
24,266	Petkim Petrokimya Holding AS	51,226
4,165	TAV Havalimanlari Holding AS	25,375
240,222	Tofas Turk Otomobil Fabrikasi AS	1,915,658
42,045	Tüpras Türkiye Petrol Rafinerileri AS	1,290,004
14,117	Turk Hava Yollari AO*	70,321
804,693	Türk Telekomunikasyon AS*	1,370,748
301,396	Turkcell Iletisim Hizmetleri AS	1,210,317
64,600	Türkiye Garanti Bankasi AS	197,900
19,428	Türkiye Halk Bankasi AS	48,819
740,841	Turkiye Is Bankasi AS, Class C Shares	1,467,107
3,625,597	Turkiye Sinai Kalkinma Bankasi AS	1,606,567
19,993	Türkiye Sise ve Cam Fabrikalari AS	24,953
19,105	Türkiye Vakiflar Bankasi TAO, Class D Shares	36,606
172,089	Ulker Biskuvi Sanayi AS	1,016,596
22,103	Yapi ve Kredi Bankasi AS*	27,481

	Total Turkey	16,052,779

United Arab Emirates — 0.4%
58,506	Abu Dhabi Commercial Bank PJSC	116,169
99,441	Aldar Properties PJSC	58,410

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
United Arab Emirates — 0.4% — (continued)
64,729	DAMAC Properties Dubai Co. PJSC	$52,863
5,041	DP World Ltd.	123,344
39,533	Dubai Islamic Bank PJSC	65,191
67,240	Emaar Malls PJSC	38,733
97,857	Emaar Properties PJSC	163,647
52,329	Emirates Telecommunications Group Co. PJSC	244,431
45,807	First Abu Dhabi Bank PJSC	143,811
24,600	NMC Health PLC	1,157,994

	Total United Arab Emirates	2,164,593

United States — 0.4%
25,000	Nexteer Automotive Group Ltd.	54,961
419,400	Samsonite International SA	1,819,229

	Total United States	1,874,190

Uruguay — 0.2%
157,860	Biotoscana Investments SA, BDR*	781,403

	TOTAL COMMON STOCKS (Cost — $337,649,239)	487,302,597

PREFERRED STOCKS — 3.2%
Brazil — 1.2%
89,610	Banco Bradesco SA, Class Preferred Shares	1,069,472
5,145	Braskem SA, Class Preferred A Shares	73,552
5,700	Centrais Eletricas Brasileiras SA, Class Preferred B Shares	48,955
4,605	Cia Brasileira de Distribuicao, Class Preferred Shares	97,090
20,670	Cia Energetica de Minas Gerais, Class Preferred Shares	52,240
31,065	Gerdau SA, Class Preferred Shares	158,935
207,870	Itaú Unibanco Holding SA, Class Preferred Shares	3,223,793
109,286	Itausa — Investimentos Itau SA, Class Preferred Shares	441,383
21,975	Lojas Americanas SA, Class Preferred Shares	114,187
114,797	Petroleo Brasileiro SA, Class Preferred Shares*	758,363
12,275	Telefonica Brasil SA, Class Preferred Shares	191,390

	Total Brazil	6,229,360

Chile — 0.0%
6,556	Embotelladora Andina SA, Class Preferred B Shares	32,406
2,760	Sociedad Quimica y Minera de Chile SA, Class Preferred B Shares	140,106

	Total Chile	172,512

Colombia — 0.2%
83,900	Banco Davivienda SA, Class Preferred Shares	869,597
12,985	Bancolombia SA, Class Preferred Shares	136,760
88,943	Grupo Aval Acciones y Valores SA, Class Preferred Shares	38,489
3,430	Grupo de Inversiones Suramericana SA, Class Preferred Shares	42,541

	Total Colombia	1,087,387

Russia — 0.0%
251,062	Surgutneftegas OJSC, Class Preferred Shares	131,380
13	Transneft PJSC, Class Preferred Shares	42,662

	Total Russia	174,042

South Korea — 1.8%
226	Amorepacific Corp., Class Preferred Shares	31,621
961	Hyundai Motor Co., Class Preferred 2nd Shares	86,370
576	Hyundai Motor Co., Class Preferred Shares	47,508
194	LG Chem Ltd., Class Preferred Shares	38,143

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units		Security	Value
South Korea — 1.8% — (continued)
52		LG Household & Health Care Ltd., Class Preferred Shares	$29,291
4,849		Samsung Electronics Co., Ltd., Class Preferred Shares	8,874,281

		Total South Korea	9,107,214

		TOTAL PREFERRED STOCKS (Cost — $11,268,444)	16,770,515

RIGHTS — 0.0%
Brazil — 0.0%
2,568		Itausa — Investimentos Itau SA*	4,269

Chile — 0.0%
124,592		Enel Chile SA*#(c)	—

South Korea — 0.0%
154		Hyundai Heavy Industries Co., Ltd.*(c)	3,548

		TOTAL RIGHTS (Cost — $0)	7,817

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $348,917,683)	504,080,929

Face Amount†
SHORT-TERM INVESTMENTS (f) — 3.9%
MONEY MARKET FUND — 0.5%
$2,483,404		Invesco STIT — Government & Agency Portfolio, Institutional Class(g) (Cost — $2,483,404)	2,483,404

TIME DEPOSITS — 3.4%
5,092,633		ANZ National Bank — London, 0.780% due 3/1/18	5,092,633
2,482,192		Banco Santander SA — Frankfurt, 0.780% due 3/1/18	2,482,192
		BBH — Grand Cayman:
1	SGD	0.150% due 3/1/18	1
1	GBP	0.230% due 3/1/18	1
5	HKD	0.340% due 3/1/18	1
230,169	ZAR	5.700% due 3/1/18	19,515
35,387	EUR	Citibank — London, (0.580)% due 3/1/18	43,172
3,435,764		Deutsche Bank AG — Grand Cayman, 0.780% due 3/1/18	3,435,764
502,789	HKD	HSBC Bank — Hong Kong, 0.340% due 3/1/18	64,247
6,579,660		Standard Chartered Bank — London, 0.780% due 3/1/18	6,579,660

		TOTAL TIME DEPOSITS (Cost — $17,717,186)	17,717,186

		TOTAL SHORT-TERM INVESTMENTS (Cost — $20,200,590)	20,200,590

		TOTAL INVESTMENTS — 100.4% (Cost — $369,118,273)	524,281,519

		Liabilities in Excess of Other Assets — (0.4)%	(1,842,607)

		TOTAL NET ASSETS — 100.0%	$522,438,912

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2018, amounts to approximately $6,907,761 and represents 1.3% of net assets.
(b)	Security trades on the Hong Kong exchange.
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund
(d)	All or a portion of this security is on loan (See Note 1).
(e)	The aggregate value of restricted securities (excluding 144A holdings) at February 28, 2018, amounts to approximately $4,420,012 and represents 0.85% of net assets.
(f)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 3.4%.
(g)	Represents investment of collateral received from securities lending transactions.
#	Security that used significant unobservable inputs to determine fair value.

At February 28, 2018, for Emerging Markets Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Emerging Markets Equity Fund	$369,118,273	$175,595,952	$(20,351,708)	$155,244,244

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
BDR	— Brazilian Depositary Receipts
GDR	— Global Depositary Receipt
NVDR	— Non Voting Depository Receipt
PCL	— Public Company Limited
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Summary of Investments by Security Sector^
Financials:
Banks	19.5%
Insurance	4.3
Consumer Finance	1.7
Other Financials	1.4
Information Technology:
Internet Software & Services	9.9
Technology Hardware, Storage & Peripherals	5.0
Semiconductors & Semiconductor Equipment	4.5
Other Information Technology	3.1
Consumer Discretionary	13.6
Telecommunication Services	6.3
Industrials	6.1
Consumer Staples	5.9
Energy	5.0
Materials	3.7
Health Care	2.8
Utilities	1.7
Real Estate	1.6
Short-Term Investments	3.9

100.0%

^	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

At February 28, 2018, Emerging Markets Equity Fund had open exchange traded futures contracts as described below.

The unrealized appreciation on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation
Contracts to Buy:
MSCI Emerging Markets E-mini Index March Futures	41	3/18	$2,344,152	$2,425,150	$80,998

At February 28, 2018, Emerging Markets Equity Fund had deposited cash of $112,994 with a broker or brokers as margin collateral on open exchange traded futures contracts.

Currency Abbreviations used in this schedule:
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
SGD	— Singapore Dollar
ZAR	— South African Rand

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES — 29.5%
Aerospace/Defense — 0.4%
$35,000	BBB	BAE Systems Holdings Inc., Company Guaranteed Notes, 3.850% due 12/15/25(a)	$35,193
78,000	BBB-	Harris Corp., Senior Unsecured Notes, 5.054% due 4/27/45	85,484
325,000	BBB-	L3 Technologies Inc., Company Guaranteed Notes, 5.200% due 10/15/19	336,701
		Lockheed Martin Corp., Senior Unsecured Notes:
30,000	BBB+	3.100% due 1/15/23	29,999
280,000	BBB+	3.550% due 1/15/26	280,481
40,000	BBB+	4.500% due 5/15/36	42,622
165,000	BBB+	4.700% due 5/15/46	179,255
46,000	BBB+	4.090% due 9/15/52	44,943
		Northrop Grumman Corp., Senior Unsecured Notes:
80,000	BBB	2.080% due 10/15/20	78,395
50,000	BBB+	3.250% due 8/1/23	49,661
241,000	BBB	2.930% due 1/15/25	231,672
755,000	BBB	3.250% due 1/15/28	724,459
50,000	BBB+	3.850% due 4/15/45	47,128
90,000	BBB	4.030% due 10/15/47	86,789
215,000	BBB	Rockwell Collins Inc., Senior Unsecured Notes, 2.800% due 3/15/22	210,234
		United Technologies Corp.:
750,000	BBB+	Junior Subordinated Notes, step bond to yield, 1.778% due 5/4/18	749,445
80,000	A-	Senior Unsecured Notes, 4.500% due 6/1/42	82,597

		Total Aerospace/Defense	3,295,058

Agriculture — 0.4%
		Altria Group Inc., Company Guaranteed Notes:
260,000	A-	9.250% due 8/6/19	283,719
130,000	A-	4.750% due 5/5/21	136,901
12,000	A-	5.375% due 1/31/44	13,777
		BAT Capital Corp., Company Guaranteed Notes:
90,000	BBB+	3.222% due 8/15/24(a)	86,956
635,000	BBB+	3.557% due 8/15/27(a)	606,542
330,000	BBB+	4.540% due 8/15/47(a)	322,249
700,000	BBB+	BAT International Finance PLC, Company Guaranteed Notes, 1.850% due 6/15/18(a)	698,289
45,000	A	Cargill Inc., Senior Unsecured Notes, 3.250% due 3/1/23(a)	44,965
		Philip Morris International Inc., Senior Unsecured Notes:
240,000	A	1.875% due 11/1/19	236,904
190,000	A	2.900% due 11/15/21	188,995
92,000	A	2.500% due 8/22/22	89,229
110,000	A	2.500% due 11/2/22	106,545
40,000	A	3.375% due 8/11/25	39,449
60,000	A	4.500% due 3/20/42	61,838
		Reynolds American Inc., Company Guaranteed Notes:
10,000	BBB+	8.125% due 6/23/19	10,678
61,000	BBB+	3.250% due 6/12/20	61,210
50,000	BBB+	4.000% due 6/12/22	51,130
110,000	BBB+	4.450% due 6/12/25	113,408
100,000	BBB+	5.850% due 8/15/45	116,856

		Total Agriculture	3,269,640

Airlines — 0.3%
279,155	A-	American Airlines Class A Pass-Through Trust, Series 2013-2, Pass-Thru Certificates, 4.950% due 1/15/23	292,928
295,720	BBB-	American Airlines Class B Pass-Through Trust, Series 2013-1, Pass-Thru Certificates, 5.625% due 1/15/21(a)	307,105

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Airlines — 0.3% — (continued)
$247,768	BBB-	American Airlines Class B Pass-Through Trust, Series 2013-2, Pass-Thru Certificates, 5.600% due 7/15/20(a)	$255,191
142,912	A	Continental Airlines Inc. Class A-1 Pass-Through Trust, Series 1999-2, Pass-Thru Certificates, 7.256% due 3/15/20	148,815
447,399	A	Delta Air Lines Class A Pass-Through Trust, Series 2009-1, Pass-Thru Certificates, 7.750% due 12/17/19	477,419
282,453	BBB-	Northwest Airlines Inc. Class A-1 Pass-Through Trust, Series 2001-1, Pass-Thru Certificates, 7.041% due 4/1/22	316,347
45,000	BBB+	Southwest Airlines Co., Senior Unsecured Notes, 2.750% due 11/16/22	44,300
274,450	A	US Airways Pass-Through Trust, Series 2001-1G, Pass-Thru Certificates, 7.076% due 3/20/21	292,289

		Total Airlines	2,134,394

Auto Manufacturers — 0.6%
		Daimler Finance North America LLC, Company Guaranteed Notes:
500,000	A	1.500% due 7/5/19(a)	491,815
150,000	A	2.700% due 8/3/20(a)	148,988
		Ford Motor Co., Senior Unsecured Notes:
60,000	BBB	4.750% due 1/15/43	55,577
160,000	BBB	5.291% due 12/8/46	157,951
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
300,000	BBB	2.875% due 10/1/18	300,649
250,000	BBB	2.597% due 11/4/19	248,555
320,000	BBB	8.125% due 1/15/20	348,096
		General Motors Co., Senior Unsecured Notes:
260,000	BBB	6.250% due 10/2/43	291,399
455,000	BBB	5.200% due 4/1/45	450,429
280,000	BBB	5.400% due 4/1/48	289,195
		General Motors Financial Co., Inc., Company Guaranteed Notes:
175,000	BBB	3.250% due 5/15/18	175,276
435,000	BBB	2.400% due 5/9/19	433,187
295,000	BBB	3.200% due 7/13/20	295,398
170,000	BBB	2.450% due 11/6/20	166,653
100,000	BBB	4.375% due 9/25/21	102,970
		Hyundai Capital America, Senior Unsecured Notes:
75,000	A-	2.400% due 10/30/18(a)	74,846
65,000	A-	2.500% due 3/18/19(a)	64,672
90,000	A-	1.750% due 9/27/19(a)	88,151
20,000	A-	2.550% due 4/3/20(a)	19,722
218,000	A-	3.000% due 10/30/20(a)	216,343
		Hyundai Capital Services Inc., Senior Unsecured Notes:
200,000	A-	3.000% due 8/29/22(a)	194,455
200,000	A-	3.750% due 3/5/23(a)	199,591
220,000	BBB+	Volkswagen Group of America Finance LLC, Company Guaranteed Notes, 2.400% due 5/22/20(a)	216,980

		Total Auto Manufacturers	5,030,898

Auto Parts & Equipment — 0.0%
76,000	BBB	Aptiv PLC, Company Guaranteed Notes, 4.400% due 10/1/46	74,056
21,000	BBB	Delphi Corp., Company Guaranteed Notes, 4.150% due 3/15/24	21,526
53,000	BB	Goodyear Tire & Rubber Co. (The), Company Guaranteed Notes, 4.875% due 3/15/27	52,338

		Total Auto Parts & Equipment	147,920

Banks — 9.6%
556,000	A	ABN AMRO Bank NV, Senior Unsecured Notes, 2.650% due 1/19/21(a)	548,829

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Banks — 9.6% — (continued)
		Bank of America Corp.:
		Senior Unsecured Notes:
$290,000	A-	6.875% due 4/25/18	$291,976
1,180,000	A-	5.650% due 5/1/18	1,186,862
108,000	A-	1.950% due 5/12/18	107,939
173,000	A-	2.250% due 4/21/20	170,949
285,000	A-	2.369% (3-Month USD-LIBOR + 0.660%) due 7/21/21(b)	281,032
1,310,000	A-	2.738% (3-Month USD-LIBOR + 0.370%) due 1/23/22(b)	1,297,277
250,000	A-	2.503% due 10/21/22	241,583
590,000	A-	3.300% due 1/11/23	588,666
50,000	A-	2.881% (3-Month USD-LIBOR + 1.021%) due 4/24/23(b)	49,150
971,000	A-	3.004% (3-Month USD-LIBOR + 0.790%) due 12/20/23(a)(b)	951,134
490,000	A-	4.125% due 1/22/24	507,212
385,000	A-	3.550% (3-Month USD-LIBOR + 0.780%) due 3/5/24(b)	385,000
530,000	A-	4.000% due 4/1/24	544,083
344,000	A-	3.875% due 8/1/25	348,982
465,000	A-	3.093% (3-Month USD-LIBOR + 1.090%) due 10/1/25(b)	451,919
210,000	A-	3.500% due 4/19/26	207,019
330,000	A-	3.824% (3-Month USD-LIBOR + 1.575%) due 1/20/28(b)	327,685
300,000	A-	3.705% (3-Month USD-LIBOR + 1.512%) due 4/24/28(b)	295,677
50,000	A-	3.593% (3-Month USD-LIBOR + 1.370%) due 7/21/28(b)	48,756
604,000	A-	3.419% (3-Month USD-LIBOR + 1.040%) due 12/20/28(a)(b)	579,271
240,000	A-	5.000% due 1/21/44	270,221
40,000	A-	3.946% (3-Month USD-LIBOR + 1.190%) due 1/23/49(b)	38,430
		Subordinated Notes:
675,000	BBB+	4.200% due 8/26/24	688,947
1,040,000	BBB+	4.000% due 1/22/25	1,045,426
40,000	BBB+	4.450% due 3/3/26	40,965
195,000	A+	Bank of Montreal, Senior Unsecured Notes, 1.500% due 7/18/19	191,956
		Bank of New York Mellon Corp. (The):
		Senior Unsecured Notes:
500,000	A	2.661% (3-Month USD-LIBOR + 0.634%) due 5/16/23(b)	488,323
195,000	A	3.400% due 5/15/24	195,244
662,000	A	3.442% (3-Month USD-LIBOR + 1.069%) due 2/7/28(b)	650,419
120,000	A-	Subordinated Notes, 3.300% due 8/23/29	114,317
400,000	A	Banque Federative du Credit Mutuel SA, Senior Unsecured Notes, 2.750% due 10/15/20(a)	396,367
100,000	BBB-	Barclays Bank PLC, Subordinated Notes, 5.140% due 10/14/20	103,852
		Barclays PLC:
		Senior Unsecured Notes:
400,000	BBB	3.250% due 1/12/21	397,811
260,000	BBB	4.375% due 1/12/26	261,080
500,000	BB+	Subordinated Notes, 5.200% due 5/12/26	508,658
		BNP Paribas SA:
270,000	A-	Senior Unsecured Notes, 3.375% due 1/9/25(a)	262,602
200,000	BBB+	Subordinated Notes, 4.625% due 3/13/27(a)	204,598
		Capital One Financial Corp.:
60,000	BBB	Senior Unsecured Notes, 3.500% due 6/15/23	59,818
40,000	BBB-	Subordinated Notes, 3.750% due 7/28/26	38,260
		Capital One NA, Senior Unsecured Notes:
280,000	BBB+	2.350% due 1/31/20	276,789
280,000	BBB+	2.250% due 9/13/21	270,062
		Citigroup Inc.:
530,000	BB+	Junior Subordinated Notes, 5.950% (3-Month USD-LIBOR + 3.905%)(b)(c)	551,598

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Banks — 9.6% — (continued)
		Senior Unsecured Notes:
$1,140,000	BBB+	6.125% due 5/15/18	$1,148,542
1,000,000	BBB+	2.500% due 9/26/18	1,000,083
500,000	BBB+	2.050% due 12/7/18	498,731
1,000,000	BBB+	2.500% due 7/29/19	996,579
500,000	BBB+	2.450% due 1/10/20	496,088
104,000	BBB+	8.125% due 7/15/39	158,130
196,000	BBB+	4.650% due 7/30/45	208,752
		Subordinated Notes:
690,000	BBB	4.400% due 6/10/25	707,085
250,000	BBB	5.500% due 9/13/25	273,865
890,000	BBB	4.300% due 11/20/26	901,369
390,000	BBB	4.450% due 9/29/27	398,468
30,000	BBB	6.625% due 6/15/32	37,032
100,000	BBB	6.675% due 9/13/43	130,315
286,000	BBB	5.300% due 5/6/44	316,881
30,000	BBB	4.750% due 5/18/46	30,809
15,000	BBB+	Citizens Financial Group Inc., Senior Unsecured Notes, 2.375% due 7/28/21	14,642
210,000	AA-	Commonwealth Bank of Australia, Senior Unsecured Notes, 3.900% due 7/12/47(a)	201,554
		Cooperatieve Rabobank UA:
		Company Guaranteed Notes:
310,000	BBB+	4.625% due 12/1/23	323,975
740,000	BBB+	4.375% due 8/4/25	752,938
320,000	BBB-	Junior Subordinated Notes, 11.000% (3-Month USD-LIBOR + 10.868%)(a)(b)(c)	350,800
510,000	A+	Senior Unsecured Notes, 2.500% due 1/19/21	501,766
		Credit Agricole SA, Senior Unsecured Notes:
250,000	BBB+	3.375% due 1/10/22(a)	249,327
250,000	BBB+	3.250% due 10/4/24(a)	241,812
750,000	A	Credit Suisse AG, Senior Unsecured Notes, 1.700% due 4/27/18	749,609
250,000	BBB+	Credit Suisse Group AG, Senior Unsecured Notes, 3.869% (3-Month USD-LIBOR + 1.410%) due 1/12/29(a)(b)	243,311
		Credit Suisse Group Funding Guernsey Ltd., Company Guaranteed Notes:
250,000	BBB+	2.750% due 3/26/20	248,234
250,000	BBB+	3.125% due 12/10/20	249,394
250,000	BBB+	3.450% due 4/16/21	250,865
320,000	BBB+	4.550% due 4/17/26	332,327
		Deutsche Bank AG:
150,000	BBB-	Senior Unsecured Notes, 4.100% due 1/13/26	147,061
400,000	BB+	Subordinated Notes, 4.875% (5-Year USD 1100 Run ICE Swap Rate + 2.553%) due 12/1/32(b)	373,428
		Discover Bank, Senior Unsecured Notes:
900,000	BBB	2.600% due 11/13/18	900,718
250,000	BBB	3.100% due 6/4/20	249,778
21,000	BB	Goldman Sachs Capital II, Limited Guaranteed Notes, 4.000% (3-Month USD-LIBOR + 0.768%)(b)(c)	18,428
		Goldman Sachs Group Inc. (The):
		Senior Unsecured Notes:
1,325,000	BBB+	6.150% due 4/1/18	1,329,082
34,000	BBB+	2.625% due 1/31/19	34,016
885,000	BBB+	7.500% due 2/15/19	924,295
857,000	BBB+	2.550% due 10/23/19	853,561
140,000	BBB+	2.300% due 12/13/19	138,857
810,000	BBB+	6.000% due 6/15/20	863,797
40,000	BBB+	5.250% due 7/27/21	42,643
500,000	BBB+	2.552% (3-Month USD-LIBOR + 0.780%) due 10/31/22(b)	501,728

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Banks — 9.6% — (continued)
$165,000	BBB+	3.200% due 2/23/23	$162,502
275,000	BBB+	4.000% due 3/3/24	280,369
350,000	BBB+	3.272% (3-Month USD-LIBOR + 1.201%) due 9/29/25(b)	337,978
150,000	BBB+	3.500% due 11/16/26	144,652
210,000	BBB+	3.850% due 1/26/27	207,325
1,275,000	BBB+	3.814% (3-Month USD-LIBOR + 1.158%) due 4/23/29(b)	1,246,408
210,000	BBB+	6.250% due 2/1/41	266,538
210,000	BBB+	4.750% due 10/21/45	223,281
		Subordinated Notes:
610,000	BBB-	4.250% due 10/21/25	615,480
460,000	BBB-	6.750% due 10/1/37	582,264
290,000	BBB-	5.150% due 5/22/45	313,540
1,510,000	BBB-	HBOS PLC, Subordinated Notes, 6.750% due 5/21/18(a)	1,523,414
		HSBC Holdings PLC:
210,000	Baa3(d)	Junior Subordinated Notes, 6.375% (5-Year USD 1100 Run ICE Swap Rate + 3.705%)(b)(c)	220,729
		Senior Unsecured Notes:
200,000	A	3.400% due 3/8/21	201,419
200,000	A	2.650% due 1/5/22	194,930
		Subordinated Notes:
800,000	BBB+	4.250% due 8/18/25	797,798
365,000	BBB+	4.375% due 11/23/26	367,130
390,000	BBB+	6.500% due 9/15/37	487,744
		HSBC USA Inc.:
385,000	A	Senior Unsecured Notes, 2.350% due 3/5/20	380,673
100,000	A-	Subordinated Notes, 5.000% due 9/27/20	104,635
		ING Bank NV:
200,000	A+	Senior Unsecured Notes, 2.750% due 3/22/21(a)	197,687
200,000	BBB+	Subordinated Notes (Restricted, cost-$204,620, acquired 5/18/17), 4.125% (5-Year USD 1100 Run ICE Swap Rate + 2.700%) due 11/21/23(b)(e)	201,601
400,000	A-	ING Groep NV, Senior Unsecured Notes, 3.150% due 3/29/22	396,772
		Intesa Sanpaolo SpA:
		Senior Unsecured Notes:
400,000	BBB	3.125% due 7/14/22(a)	389,244
200,000	BBB	3.375% due 1/12/23(a)	196,118
580,000	BBB	3.875% due 7/14/27(a)	554,609
810,000	BB+	Subordinated Notes, 5.017% due 6/26/24(a)	809,316
		JPMorgan Chase & Co.:
		Senior Unsecured Notes:
195,000	A-	2.200% due 10/22/19	193,326
200,000	A-	2.250% due 1/23/20	198,162
555,000	A-	2.750% due 6/23/20	553,571
90,000	A-	4.400% due 7/22/20	93,122
200,000	A-	2.550% due 3/1/21	197,496
200,000	A-	2.972% due 1/15/23	196,858
379,000	A-	2.776% (3-Month USD-LIBOR + 0.935%) due 4/25/23(b)	371,259
55,000	A-	2.971% (3-Month USD-LIBOR + 1.230%) due 10/24/23(b)	56,665
400,000	A-	3.300% due 4/1/26	388,324
580,000	A-	3.782% (3-Month USD-LIBOR + 1.337%) due 2/1/28(b)	578,190
100,000	A-	3.540% (3-Month USD-LIBOR + 1.380%) due 5/1/28(b)	97,651
500,000	A-	3.509% (3-Month USD-LIBOR + 0.945%) due 1/23/29(b)	485,625
		Subordinated Notes:
55,000	BBB+	3.375% due 5/1/23	54,614
270,000	BBB+	3.875% due 9/10/24	271,755
210,000	BBB+	4.250% due 10/1/27	214,731
290,000	BBB+	4.950% due 6/1/45	313,616

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Banks — 9.6% — (continued)
		JPMorgan Chase Bank N.A., Senior Unsecured Notes:
$1,065,000	A+	2.070% (3-Month USD-LIBOR + 0.250%) due 2/13/20(b)	$1,064,756
1,340,000	A+	2.604% (3-Month USD-LIBOR + 0.280%) due 2/1/21(b)	1,336,237
250,000	A-	KeyBank NA, Senior Unsecured Notes, 2.500% due 12/15/19	248,780
150,000	BBB+	KeyCorp, Senior Unsecured Notes, 2.900% due 9/15/20	149,803
		Lloyds Banking Group PLC:
		Senior Unsecured Notes:
235,000	BBB+	2.907% (3-Month USD-LIBOR + 0.810%) due 11/7/23(b)	227,610
200,000	BBB+	3.574% (3-Month USD-LIBOR + 1.205%) due 11/7/28(b)	190,558
450,000	BBB-	Subordinated Notes, 4.582% due 12/10/25	456,099
500,000	A	Macquarie Bank Ltd., Senior Unsecured Notes, 2.600% due 6/24/19(a)	499,024
		Mizuho Financial Group Inc., Senior Unsecured Notes:
340,000	A-	2.953% due 2/28/22	334,194
380,000	NR	4.018% due 3/5/28	380,000
250,000	AA-	National Australia Bank Ltd., Senior Unsecured Notes, 2.125% due 5/22/20	245,733
		Nordea Bank AB:
335,000	AA-	Senior Unsecured Notes, 4.875% due 1/27/20(a)	347,027
300,000	A-	Subordinated Notes, 4.875% due 5/13/21(a)	313,870
		PNC Bank NA, Senior Unsecured Notes:
1,000,000	A	2.250% due 7/2/19	994,192
750,000	A	2.400% due 10/18/19	745,450
		Royal Bank of Canada:
470,000	Aaa(d)	Covered Notes, 2.200% due 9/23/19	467,945
100,000	AA-	Senior Unsecured Notes, 2.125% due 3/2/20	98,763
		Royal Bank of Scotland Group PLC, Subordinated Notes:
30,000	BB	6.125% due 12/15/22	32,023
320,000	BB	6.100% due 6/10/23	342,125
80,000	BB	6.000% due 12/19/23	85,505
110,000	BB	5.125% due 5/28/24	112,830
30,000	BBB	Santander Holdings USA Inc., Senior Unsecured Notes, 4.500% due 7/17/25	30,474
		Santander UK Group Holdings PLC, Senior Unsecured Notes:
180,000	BBB	2.875% due 10/16/20	178,668
165,000	BBB	2.875% due 8/5/21	161,761
1,050,000	BBB	3.373% (3-Month USD-LIBOR + 1.080%) due 1/5/24(b)	1,031,982
170,000	BBB-	Santander UK PLC, Subordinated Notes, 7.950% due 10/26/29	215,658
		Societe Generale SA., Senior Unsecured Notes:
205,000	A	2.625% due 9/16/20(a)	202,841
260,000	A	2.500% due 4/8/21(a)	254,152
		Standard Chartered PLC:
420,000	BBB+	Senior Unsecured Notes, 2.250% due 4/17/20(a)	412,562
600,000	BBB-	Subordinated Notes, 5.700% due 3/26/44(a)	671,571
		State Street Corp.:
430,000	BBB	Junior Subordinated Notes, 4.956% due 3/15/18	430,421
		Senior Unsecured Notes:
30,000	A	2.550% due 8/18/20	29,819
25,000	A	1.950% due 5/19/21	24,301
60,000	A	2.650% due 5/19/26	56,012
250,000	A	Sumitomo Mitsui Banking Corp., Company Guaranteed Notes, 2.044% (3-Month USD-LIBOR + 0.310%) due 10/18/19(b)	250,344
		Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes:
145,000	A-	2.934% due 3/9/21	144,400
140,000	A-	2.058% due 7/14/21	135,165
90,000	A-	2.778% due 10/18/22	87,575
205,000	A	Sumitomo Mitsui Trust Bank Ltd., Senior Unsecured Notes, 1.950% due 9/19/19(a)	202,425
50,000	BBB-	Synovus Financial Corp., Senior Unsecured Notes, 3.125% due 11/1/22	48,909

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Banks — 9.6% — (continued)
		UBS AG, Senior Unsecured Notes:
$350,000	A+	2.375% due 8/14/19	$347,934
250,000	A+	2.350% due 3/26/20	247,237
230,000	A+	2.200% due 6/8/20(a)	226,643
200,000	A+	2.450% due 12/1/20(a)	197,094
		UBS Group Funding Switzerland AG, Company Guaranteed Notes:
970,000	A-	3.491% due 5/23/23(a)	971,455
200,000	A-	4.125% due 9/24/25(a)	203,381
310,000	A-	4.253% due 3/23/28(a)	315,690
85,000	A+	US Bancorp, Senior Unsecured Notes, 3.150% due 4/27/27	82,029
470,000	BBB-	Wachovia Capital Trust III, Limited Guaranteed Notes, 5.570% (3-Month USD-LIBOR + 0.930%)(b)(c)	470,587
230,000	BBB+	Wachovia Corp., Subordinated Notes, 5.500% due 8/1/35	260,940
		Wells Fargo & Co.:
60,000	BBB-	Junior Subordinated Notes, 5.875% (3-Month USD-LIBOR + 3.990%)(b)(c)	63,863
		Senior Unsecured Notes:
249,000	A-	2.600% due 7/22/20	247,102
415,000	A-	2.625% due 7/22/22	403,120
420,000	A-	3.069% due 1/24/23	414,243
41,000	A-	3.550% due 9/29/25	40,663
360,000	A-	3.000% due 4/22/26	341,059
654,000	A-	3.000% due 10/23/26	617,384
980,000	A-	3.584% (3-Month USD-LIBOR + 1.310%) due 5/22/28(b)	958,436
		Subordinated Notes:
330,000	BBB+	3.450% due 2/13/23	328,012
169,000	BBB+	4.480% due 1/16/24	176,285
1,080,000	BBB+	4.300% due 7/22/27	1,096,436
30,000	BBB+	5.375% due 11/2/43	33,641
110,000	BBB+	5.606% due 1/15/44	127,056
280,000	BBB+	4.650% due 11/4/44	285,730
450,000	BBB+	4.900% due 11/17/45	476,333
40,000	BBB+	4.400% due 6/14/46	39,444
160,000	BBB+	4.750% due 12/7/46	165,900
		Wells Fargo Bank NA, Senior Unsecured Notes:
590,000	A+	2.150% due 12/6/19	584,728
2,000,000	A+	2.400% due 1/15/20	1,985,097
1,040,000	A+	2.600% due 1/15/21	1,027,806
100,000	BBB-	Wells Fargo Capital X, Limited Guaranteed Notes, 5.950% due 12/15/36	110,050
		Westpac Banking Corp., Senior Unsecured Notes:
380,000	AA-	4.875% due 11/19/19	393,121
70,000	AA-	2.150% due 3/6/20	69,107

		Total Banks	77,075,710

Beverages — 0.6%
		Anheuser-Busch InBev Finance Inc., Company Guaranteed Notes:
200,000	A-	2.650% due 2/1/21	198,260
90,000	A-	3.300% due 2/1/23	89,852
840,000	A-	3.650% due 2/1/26	832,862
145,000	A-	4.700% due 2/1/36	152,831
609,000	A-	4.900% due 2/1/46	651,970
		Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
290,000	A-	5.000% due 4/15/20	303,060
200,000	A-	2.500% due 7/15/22	194,426
60,000	A-	3.750% due 7/15/42	55,280
545,000	A-	Coca-Cola Femsa SAB de CV, Company Guaranteed Notes, 4.625% due 2/15/20	564,187

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Beverages — 0.6% — (continued)
$95,000	BBB-	Constellation Brands Inc., Company Guaranteed Notes, 3.600% due 2/15/28	$92,136
173,000	A-	Diageo Capital PLC, Company Guaranteed Notes, 4.828% due 7/15/20	181,264
160,000	A-	Diageo Investment Corp., Company Guaranteed Notes, 2.875% due 5/11/22	158,936
		Molson Coors Brewing Co., Company Guaranteed Notes:
135,000	BBB-	1.900% due 3/15/19	133,907
580,000	BBB-	2.250% due 3/15/20	572,857
50,000	BBB-	3.500% due 5/1/22	50,208
		PepsiCo Inc., Senior Unsecured Notes:
60,000	A+	2.375% due 10/6/26	55,332
90,000	A+	3.000% due 10/15/27	86,550
60,000	A+	3.450% due 10/6/46	54,527
190,000	BBB	Pernod Ricard SA, Senior Unsecured Notes, 4.450% due 1/15/22(a)	198,037

		Total Beverages	4,626,482

Biotechnology — 0.4%
		Amgen Inc., Senior Unsecured Notes:
500,000	A	2.200% due 5/22/19	497,706
60,000	A	2.200% due 5/11/20	59,202
70,000	A	3.625% due 5/22/24	70,598
300,000	A	4.400% due 5/1/45	298,811
54,000	A	4.563% due 6/15/48	54,294
118,000	A	4.663% due 6/15/51	119,572
		Celgene Corp., Senior Unsecured Notes:
60,000	BBB+	3.550% due 8/15/22	60,375
260,000	BBB+	3.875% due 8/15/25	259,663
325,000	BBB+	3.900% due 2/20/28	320,272
410,000	BBB+	5.000% due 8/15/45	428,881
		Gilead Sciences Inc., Senior Unsecured Notes:
15,000	A	2.500% due 9/1/23	14,390
410,000	A	3.700% due 4/1/24	416,460
60,000	A	3.650% due 3/1/26	59,952
50,000	A	2.950% due 3/1/27	47,118
345,000	A	4.800% due 4/1/44	366,772
355,000	A	4.750% due 3/1/46	372,559
15,000	A	4.150% due 3/1/47	14,420

		Total Biotechnology	3,461,045

Building Materials — 0.0%
		Johnson Controls International PLC, Senior Unsecured Notes:
55,000	BBB+	3.900% due 2/14/26	55,797
30,000	BBB+	step bond to yield, 4.625% due 7/2/44	31,574
30,000	BBB	Owens Corning, Company Guaranteed Notes, 4.400% due 1/30/48	28,164

		Total Building Materials	115,535

Chemicals — 0.3%
200,000	A-	Air Liquide Finance SA, Company Guaranteed Notes, 1.750% due 9/27/21(a)	191,766
150,000	BB-	Axalta Coating Systems LLC, Company Guaranteed Notes, 4.875% due 8/15/24(a)	151,125
		Dow Chemical Co. (The), Senior Unsecured Notes:
650,000	BBB	8.550% due 5/15/19	694,541
16,000	BBB	4.375% due 11/15/42	16,122
61,000	BBB	Eastman Chemical Co., Senior Unsecured Notes, 3.800% due 3/15/25	62,012
45,000	A-	EI du Pont de Nemours & Co., Senior Unsecured Notes, 2.200% due 5/1/20	44,493
200,000	BBB+	LyondellBasell Industries NV, Senior Unsecured Notes, 6.000% due 11/15/21	217,522
		Monsanto Co., Senior Unsecured Notes:
60,000	BBB	3.375% due 7/15/24	59,537
30,000	BBB	4.400% due 7/15/44	29,754

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Chemicals — 0.3% — (continued)
$200,000	BBB-	OCP SA, Senior Unsecured Notes, 4.500% due 10/22/25(a)	$197,153
60,000	BBB+	Potash Corp. of Saskatchewan Inc., Senior Unsecured Notes, 4.875% due 3/30/20	62,119
150,000	BBB	Sherwin-Williams Co. (The), Senior Unsecured Notes, 4.500% due 6/1/47	150,217
90,000	BBB-	Syngenta Finance NV, Company Guaranteed Notes, 3.125% due 3/28/22	86,620
115,000	BB+	Valvoline Inc., Company Guaranteed Notes, 5.500% due 7/15/24	118,881
100,000	BBB	Westlake Chemical Corp., Company Guaranteed Notes, 4.875% due 5/15/23	102,655

		Total Chemicals	2,184,517

Commercial Services — 0.1%
90,000	A-	Ecolab Inc., Senior Unsecured Notes, 4.350% due 12/8/21	94,084
10,000	BBB+	Equifax Inc., Senior Unsecured Notes, 2.300% due 6/1/21	9,738
		IHS Markit Ltd., Company Guaranteed Notes:
84,000	BB+	5.000% due 11/1/22(a)	87,360
28,000	BB+	4.000% due 3/1/26(a)	27,300
460,000	AAA	Northwestern University, Unsecured Notes, 3.688% due 12/1/38	459,433
210,000	BB-	United Rentals North America Inc., Company Guaranteed Notes, 5.750% due 11/15/24	217,612

		Total Commercial Services	895,527

Computers — 0.4%
		Apple Inc., Senior Unsecured Notes:
300,000	AA+	2.400% due 5/3/23	290,395
280,000	AA+	2.450% due 8/4/26	259,660
170,000	AA+	4.650% due 2/23/46	185,872
135,000	AA+	3.850% due 8/4/46	131,036
20,000	AA+	4.250% due 2/9/47	20,663
250,000	AA+	3.750% due 11/13/47	238,901
		Dell International LLC/EMC Corp., Senior Secured Notes:
980,000	BBB-	3.480% due 6/1/19(a)	986,516
600,000	BBB-	4.420% due 6/15/21(a)	613,054
100,000	BBB-	8.350% due 7/15/46(a)	127,083
15,000	BBB	DXC Technology Co., Senior Unsecured Notes, 2.875% due 3/27/20	14,969
150,000	A+	International Business Machines Corp., Senior Unsecured Notes, 2.875% due 11/9/22	148,128
45,000	BB+	Seagate HDD Cayman, Company Guaranteed Notes, 4.750% due 1/1/25	43,676

		Total Computers	3,059,953

Cosmetics/Personal Care — 0.0%
115,000	BB-	First Quality Finance Co., Inc., Senior Unsecured Notes, 4.625% due 5/15/21(a)	115,000

Diversified Financial Services — 1.0%
515,000	BBB	Air Lease Corp., Senior Unsecured Notes, 4.750% due 3/1/20	533,044
		American Express Co., Senior Unsecured Notes:
500,000	BBB+	1.550% due 5/22/18	499,371
72,000	BBB+	2.650% due 12/2/22	69,997
100,000	A-	American Express Credit Corp., Senior Unsecured Notes, 2.600% due 9/14/20	99,113
975,000	AAA	CDP Financial Inc., Company Guaranteed Notes, 4.400% due 11/25/19(a)	1,005,899
50,000	BBB-	Discover Financial Services, Senior Unsecured Notes, 3.750% due 3/4/25	49,173
		GE Capital International Funding Co. Unlimited Co., Company Guaranteed Notes:
607,000	A	2.342% due 11/15/20	594,068
200,000	A	3.373% due 11/15/25	192,419
1,004,000	A	4.418% due 11/15/35	985,193
100,000	A	Intercontinental Exchange Inc., Company Guaranteed Notes, 2.750% due 12/1/20	99,704
1,090,000	BBB-	International Lease Finance Corp., Senior Secured Notes, 7.125% due 9/1/18(a)	1,113,281
30,000	A	KKR Group Finance Co. II LLC, Company Guaranteed Notes, 5.500% due 2/1/43(a)	33,014
650,000	NR	Lehman Brothers Holdings Inc., Subordinated Notes, 6.750% due 12/28/17#(f)	—
80,000	B+	Navient Corp., Senior Unsecured Notes, 8.000% due 3/25/20	85,900
30,000	A-	Nomura Holdings Inc., Senior Unsecured Notes, 2.750% due 3/19/19	30,013
420,000	A-	ORIX Corp., Senior Unsecured Notes, 2.900% due 7/18/22	410,880

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Diversified Financial Services — 1.0% — (continued)
$950,000	AA-	Protective Life Global Funding, Senior Secured Notes, 2.073% (3-Month USD-LIBOR + 0.550%) due 6/8/18(a)(b)	$951,171
100,000	BB	Quicken Loans Inc., Company Guaranteed Notes, 5.750% due 5/1/25(a)	101,250
375,000	BBB-	Synchrony Financial, Senior Unsecured Notes, 2.700% due 2/3/20	372,572
		Visa Inc., Senior Unsecured Notes:
440,000	A+	3.150% due 12/14/25	430,979
210,000	A+	4.300% due 12/14/45	223,465

		Total Diversified Financial Services	7,880,506

Electric — 1.9%
50,000	A-	AEP Texas Inc., Senior Unsecured Notes, 2.400% due 10/1/22	48,285
90,000	BB	AES Corp., Senior Unsecured Notes, 4.875% due 5/15/23	91,237
		Alabama Power Co., Senior Unsecured Notes:
17,000	A-	5.200% due 6/1/41	19,332
40,000	A-	3.850% due 12/1/42	39,404
150,000	A-	Baltimore Gas & Electric Co., Senior Unsecured Notes, 3.750% due 8/15/47	144,207
170,000	A-	Berkshire Hathaway Energy Co., Senior Unsecured Notes, 3.250% due 4/15/28(a)	164,789
20,000	BBB	Black Hills Corp., Senior Unsecured Notes, 3.150% due 1/15/27	18,970
30,000	A	CenterPoint Energy Houston Electric LLC, General Refinance Mortgage, 3.950% due 3/1/48	30,186
30,000	BBB	CMS Energy Corp., Senior Unsecured Notes, 3.000% due 5/15/26	28,658
35,000	BBB	Dominion Energy Inc., Junior Subordinated Notes, 2.579% due 7/1/20	34,598
100,000	A	DTE Electric Co., General Refinance Mortgage, 3.700% due 3/15/45	96,927
		Duke Energy Carolinas LLC:
		1st Mortgage Notes:
500,000	A	4.250% due 12/15/41	524,570
60,000	A	3.700% due 12/1/47	57,573
145,000	A	1st Ref Notes, 2.950% due 12/1/26	139,347
		Duke Energy Corp., Senior Unsecured Notes:
410,000	BBB+	3.550% due 9/15/21	416,190
570,000	BBB+	3.050% due 8/15/22	565,941
		Duke Energy Florida LLC:
195,000	A	1st Mortgage Notes, 5.900% due 3/1/33	239,440
30,000	A-	Senior Unsecured Notes, 2.100% due 12/15/19	29,856
750,000	BBB-	Duquesne Light Holdings Inc., Senior Unsecured Notes, 6.400% due 9/15/20(a)	808,632
15,000	BBB	Emera US Finance LP, Company Guaranteed Notes, 2.150% due 6/15/19	14,860
35,000	BBB	Entergy Corp., Senior Unsecured Notes, 2.950% due 9/1/26	32,987
		Entergy Texas Inc., 1st Mortgage Notes:
920,000	A	7.125% due 2/1/19	956,006
60,000	A	3.450% due 12/1/27	58,368
		Exelon Corp., Senior Unsecured Notes:
175,000	BBB-	2.850% due 6/15/20	174,347
5,000	BBB-	2.450% due 4/15/21	4,910
10,000	BBB-	3.400% due 4/15/26	9,747
200,000	BBB-	4.950% due 6/15/35	219,458
143,000	BBB-	5.625% due 6/15/35	168,438
		FirstEnergy Corp., Senior Unsecured Notes:
310,000	BB+	3.900% due 7/15/27	307,255
1,250,000	BB+	7.375% due 11/15/31	1,651,832
		Florida Power & Light Co., 1st Mortgage Notes:
50,000	A	3.125% due 12/1/25	49,377
10,000	A	5.690% due 3/1/40	12,696
52,000	A	4.050% due 6/1/42	53,908
20,000	A	3.800% due 12/15/42	19,784
50,000	A	3.700% due 12/1/47	48,091

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Electric — 1.9% — (continued)
		Georgia Power Co., Senior Unsecured Notes:
$70,000	A-	2.000% due 3/30/20	$69,044
80,000	A-	3.250% due 3/30/27	77,766
131,239	BBB+	Indiantown Cogeneration LP, 1st Mortgage Notes, 9.770% due 12/15/20(f)	138,477
600,000	A-	Interstate Power & Light Co., Senior Unsecured Notes, 5.875% due 9/15/18	610,752
400,000	A-	ITC Holdings Corp., Senior Unsecured Notes, 4.050% due 7/1/23	412,542
700,000	BBB-	Jersey Central Power & Light Co., Senior Unsecured Notes, 4.700% due 4/1/24(a)	741,763
775,000	BBB+	KCP&L Greater Missouri Operations Co., Senior Unsecured Notes, 8.270% due 11/15/21	879,588
400,000	A+	MidAmerican Energy Co., 1st Mortgage Notes, 4.250% due 5/1/46	419,835
487,147	B-	Miran Mid-Atlantic Series C Pass-Through Trust, Pass-Thru Certificates, 10.060% due 12/30/28	489,583
50,000	BBB+	NextEra Energy Capital Holdings Inc., Company Guaranteed Notes, 3.550% due 5/1/27	49,001
70,000	BB	NextEra Energy Operating Partners LP, Company Guaranteed Notes, 4.500% due 9/15/27(a)	67,638
		Northern States Power Co., 1st Mortgage Notes:
70,000	A	3.600% due 5/15/46	66,245
80,000	A	3.600% due 9/15/47	75,586
20,000	A	Oncor Electric Delivery Co. LLC, Senior Secured Notes, 3.800% due 9/30/47(a)	19,351
610,000	BBB+	Pacific Gas & Electric Co., Senior Unsecured Notes, 6.050% due 3/1/34	716,481
120,000	A+	PacifiCorp, 1st Mortgage Notes, 5.750% due 4/1/37	149,061
500,000	BBB+	Public Service Co. of New Mexico, Senior Unsecured Notes, 7.950% due 5/15/18	505,768
500,000	A	Public Service Electric & Gas Co., 1st Mortgage Notes, 4.000% due 6/1/44	501,574
700,000	A-	Southwestern Electric Power Co., Senior Unsecured Notes, 5.875% due 3/1/18	700,000
		Virginia Electric & Power Co., Senior Unsecured Notes:
20,000	BBB+	2.750% due 3/15/23	19,579
190,000	BBB+	6.000% due 5/15/37	238,322
25,000	BBB+	6.350% due 11/30/37	32,887
50,000	BBB+	4.000% due 1/15/43	49,779
595,000	BBB+	4.000% due 11/15/46	593,874

		Total Electric	14,904,702

Electronics — 0.0%
10,000	BBB-	Avnet Inc., Senior Unsecured Notes, 4.625% due 4/15/26	10,091
235,000	BBB+	Corning Inc., Senior Unsecured Notes, 4.375% due 11/15/57	220,993
65,000	BB-	Itron Inc., Company Guaranteed Notes, 5.000% due 1/15/26(a)	64,837
20,000	A-	Tyco Electronics Group SA, Company Guaranteed Notes, 3.450% due 8/1/24	20,202

		Total Electronics	316,123

Engineering & Construction — 0.0%
20,000	A	ABB Finance USA Inc., Company Guaranteed Notes, 4.375% due 5/8/42	20,665

Entertainment — 0.0%
115,000	BBB-	GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes, 5.375% due 4/15/26	119,025

Environmental Control — 0.2%
72,000	BB+	Clean Harbors Inc., Company Guaranteed Notes, 5.125% due 6/1/21	72,630
		Republic Services Inc., Senior Unsecured Notes:
500,000	BBB+	3.800% due 5/15/18	501,429
150,000	BBB+	3.200% due 3/15/25	146,654
20,000	BBB+	2.900% due 7/1/26	18,871
295,000	BBB+	3.375% due 11/15/27	286,203
		Waste Management Inc., Company Guaranteed Notes:
40,000	A-	4.600% due 3/1/21	41,855
100,000	A-	3.500% due 5/15/24	100,907
70,000	A-	7.375% due 5/15/29	88,661

		Total Environmental Control	1,257,210

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Food — 0.4%
$1,130,000	BBB+	Danone SA, Senior Unsecured Notes, 2.077% due 11/2/21(a)	$1,091,106
		Kraft Heinz Foods Co.:
		Company Guaranteed Notes:
60,000	BBB-	5.375% due 2/10/20	62,656
130,000	BBB-	3.950% due 7/15/25	128,733
60,000	BBB-	5.000% due 7/15/35	62,575
90,000	BBB-	5.200% due 7/15/45	92,011
675,000	BBB-	4.375% due 6/1/46	620,373
96,000	BBB-	Secured Notes, 4.875% due 2/15/25(a)	100,352
500,000	BBB	Mondelez International Holdings Netherlands BV, Company Guaranteed Notes, 2.000% due 10/28/21(a)	480,486
59,000	B+	Pilgrim’s Pride Corp., Senior Unsecured Notes, 5.875% due 9/30/27(a)	57,513
		WM Wrigley Jr Co., Senior Unsecured Notes:
50,000	A	2.400% due 10/21/18(a)	49,980
140,000	A	2.900% due 10/21/19(a)	140,566

		Total Food	2,886,351

Forest Products & Paper — 0.1%
		Georgia-Pacific LLC:
19,000	A+	Company Guaranteed Notes, 5.400% due 11/1/20(a)	20,227
		Senior Unsecured Notes:
500,000	A+	2.539% due 11/15/19(a)	498,001
40,000	A+	3.600% due 3/1/25(a)	40,287
60,000	A+	7.750% due 11/15/29	81,899
85,000	BBB	International Paper Co., Senior Unsecured Notes, 4.350% due 8/15/48	83,910

		Total Forest Products & Paper	724,324

Gas — 0.1%
95,000	A-	CenterPoint Energy Resources Corp., Senior Unsecured Notes, 4.100% due 9/1/47	94,406
		NiSource Inc., Senior Unsecured Notes:
400,000	BBB+	2.650% due 11/17/22	391,325
320,000	BBB+	3.490% due 5/15/27	312,762
90,000	BBB+	Sempra Energy, Senior Unsecured Notes, 2.209% (3-Month USD-LIBOR + 0.500%) due 1/15/21(b)	90,107
250,000	A-	Southern Co. Gas Capital Corp., Company Guaranteed Notes, 4.400% due 5/30/47	252,626

		Total Gas	1,141,226

Healthcare — Products — 0.6%
		Abbott Laboratories, Senior Unsecured Notes:
650,000	BBB	2.350% due 11/22/19	646,830
80,000	BBB	2.900% due 11/30/21	79,363
260,000	BBB	3.750% due 11/30/26	257,914
70,000	BBB	4.750% due 11/30/36	75,087
150,000	BBB	4.900% due 11/30/46	161,942
140,000	A-	Baxter International Inc., Senior Unsecured Notes, 1.700% due 8/15/21	134,135
		Becton Dickinson & Co., Senior Unsecured Notes:
265,000	BBB	2.404% due 6/5/20	260,808
655,000	BBB	3.363% due 6/6/24	632,106
61,000	BBB	3.734% due 12/15/24	60,162
60,000	BBB	4.685% due 12/15/44	60,354
120,000	A	Medtronic Global Holdings SCA, Company Guaranteed Notes, 3.350% due 4/1/27	118,547
		Medtronic Inc., Company Guaranteed Notes:
370,000	A	2.500% due 3/15/20	368,244
410,000	A	3.500% due 3/15/25	409,885
80,000	A	5.550% due 3/15/40	95,273

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Healthcare — Products — 0.6% — (continued)
		St Jude Medical LLC, Senior Unsecured Notes:
$120,000	BBB	3.250% due 4/15/23	$117,505
13,000	BBB	4.750% due 4/15/43	12,616
		Thermo Fisher Scientific Inc., Senior Unsecured Notes:
600,000	BBB	2.400% due 2/1/19	599,127
315,000	BBB	3.600% due 8/15/21	320,328
20,000	BBB	2.950% due 9/19/26	18,725
500,000	BBB	Zimmer Biomet Holdings Inc., Senior Unsecured Notes, 2.700% due 4/1/20	496,264

		Total Healthcare — Products	4,925,215

Healthcare — Services — 0.8%
		Aetna Inc., Senior Unsecured Notes:
40,000	A	2.800% due 6/15/23	38,397
55,000	A	4.125% due 11/15/42	52,487
10,000	A	3.875% due 8/15/47	8,886
		Anthem Inc., Senior Unsecured Notes:
460,000	A	2.500% due 11/21/20	455,164
410,000	A	3.125% due 5/15/22	407,247
195,000	A	2.950% due 12/1/22	191,036
355,000	A	3.650% due 12/1/27	344,603
40,000	A	4.375% due 12/1/47	39,263
30,000	BBB+	Catholic Health Initiatives, Secured Notes, 4.350% due 11/1/42	27,820
		Centene Corp., Senior Unsecured Notes:
50,000	BB+	5.625% due 2/15/21	51,313
230,000	BB+	4.750% due 5/15/22	235,031
175,000	BB+	4.750% due 1/15/25	174,453
50,000	B+	CHS/Community Health Systems Inc., Senior Secured Notes, 6.250% due 3/31/23	45,750
		Cigna Corp., Senior Unsecured Notes:
70,000	A	3.250% due 4/15/25	67,430
50,000	A	3.050% due 10/15/27	46,257
102,000	B+	DaVita Inc., Company Guaranteed Notes, 5.000% due 5/1/25	100,343
780,000	BBB-	Fresenius Medical Care US Finance II Inc., Company Guaranteed Notes, 5.625% due 7/31/19(a)	807,887
20,000	BBB-	Fresenius Medical Care US Finance Inc., Company Guaranteed Notes, 5.750% due 2/15/21(a)	21,292
		HCA Inc.:
100,000	B+	Company Guaranteed Notes, 7.500% due 2/15/22	110,875
		Senior Secured Notes:
610,000	BBB-	6.500% due 2/15/20	645,075
10,000	BBB-	5.875% due 3/15/22	10,625
40,000	BBB-	5.000% due 3/15/24	40,850
140,000	BBB-	5.250% due 6/15/26	143,850
30,000	BBB-	5.500% due 6/15/47	29,700
		Humana Inc., Senior Unsecured Notes:
360,000	BBB+	2.500% due 12/15/20	355,402
280,000	BBB+	3.150% due 12/1/22	277,833
30,000	BBB+	3.950% due 3/15/27	29,973
70,000	BBB+	4.625% due 12/1/42	70,897
40,000	BBB+	4.950% due 10/1/44	42,514
500,000	AA-	Kaiser Foundation Hospitals, Company Guaranteed Notes, 3.150% due 5/1/27	485,496
89,000	BB-	Molina Healthcare Inc., Company Guaranteed Notes, 5.375% due 11/15/22	89,000
		Tenet Healthcare Corp.:
		Senior Secured Notes:
70,000	BB-	4.500% due 4/1/21	70,574
81,000	BB-	4.375% due 10/1/21	81,000
24,000	BB-	4.625% due 7/15/24(a)	23,130

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Healthcare — Services — 0.8% — (continued)
$10,000	CCC+	Senior Unsecured Notes, 8.125% due 4/1/22	$10,587
		UnitedHealth Group Inc., Senior Unsecured Notes:
460,000	A+	3.375% due 11/15/21	466,033
160,000	A+	3.350% due 7/15/22	161,594
22,000	A+	4.250% due 3/15/43	22,744
190,000	A+	4.750% due 7/15/45	210,299
98,000	BB	WellCare Health Plans Inc., Senior Unsecured Notes, 5.250% due 4/1/25	99,433

		Total Healthcare — Services	6,592,143

Home Builders — 0.0%
150,000	BB	Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., Company Guaranteed Notes, 5.250% due 4/15/21(a)	151,688

Household Products/Wares — 0.0%
		Central Garden & Pet Co., Company Guaranteed Notes:
90,000	BB-	6.125% due 11/15/23	94,500
80,000	BB-	5.125% due 2/1/28	78,000

		Total Household Products/Wares	172,500

Housewares — 0.0%
		Newell Brands Inc., Senior Unsecured Notes:
70,000	BBB-	3.150% due 4/1/21	69,343
120,000	BBB-	3.850% due 4/1/23	119,600
100,000	BBB-	4.200% due 4/1/26	99,061

		Total Housewares	288,004

Insurance — 0.7%
		American International Group Inc., Senior Unsecured Notes:
10,000	BBB+	4.875% due 6/1/22	10,603
55,000	BBB+	4.375% due 1/15/55	51,590
		Aon PLC, Company Guaranteed Notes:
80,000	A-	3.875% due 12/15/25	80,934
46,000	A-	4.450% due 5/24/43	46,081
54,000	A-	4.600% due 6/14/44	56,030
80,000	A-	4.750% due 5/15/45	84,539
400,000	AA	Berkshire Hathaway Finance Corp., Company Guaranteed Notes, 4.400% due 5/15/42	426,604
		Berkshire Hathaway Inc., Senior Unsecured Notes:
45,000	AA	2.750% due 3/15/23	44,194
30,000	AA	3.125% due 3/15/26	29,226
		Chubb INA Holdings Inc., Company Guaranteed Notes:
60,000	A	2.300% due 11/3/20	59,340
70,000	A	3.350% due 5/3/26	69,226
100,000	BBB+	Farmers Exchange Capital, Subordinated Notes, 7.200% due 7/15/48(a)	125,708
900,000	BBB+	Farmers Exchange Capital II, Subordinated Notes, 6.151% (3-Month USD-LIBOR + 3.744%) due 11/1/53(a)(b)	993,375
44,000	BBB+	Hartford Financial Services Group Inc. (The), Senior Unsecured Notes, 4.300% due 4/15/43	44,154
605,000	AA	Jackson National Life Global Funding, Senior Secured Notes, 1.875% due 10/15/18(a)	603,138
		Marsh & McLennan Cos., Inc., Senior Unsecured Notes:
190,000	A-	2.750% due 1/30/22	187,042
20,000	A-	3.500% due 6/3/24	20,088
40,000	A-	3.500% due 3/10/25	39,838
11,000	A-	3.750% due 3/14/26	11,086
70,000	A-	4.350% due 1/30/47	72,477
1,020,000	BBB	MetLife Inc., Junior Subordinated Notes, 6.400% due 12/15/36	1,152,600
850,000	A-	Nationwide Mutual Insurance Co., Subordinated Notes, 3.878% (3-Month USD-LIBOR + 2.290%) due 12/15/24(a)(b)	850,243

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Insurance — 0.7% — (continued)
		Principal Financial Group Inc., Company Guaranteed Notes:
$35,000	BBB+	3.125% due 5/15/23	$34,416
25,000	BBB+	3.100% due 11/15/26	23,870
10,000	BBB+	4.625% due 9/15/42	10,497
140,000	A	Prudential Financial Inc., Senior Unsecured Notes, 7.375% due 6/15/19	148,395
		Teachers Insurance & Annuity Association of America, Subordinated Notes:
24,000	AA-	6.850% due 12/16/39(a)	32,198
320,000	AA-	4.900% due 9/15/44(a)	349,384
38,000	BBB	Willis North America Inc., Company Guaranteed Notes, 3.600% due 5/15/24	37,787

		Total Insurance	5,694,663

Internet — 0.2%
		Alibaba Group Holding Ltd., Senior Unsecured Notes:
240,000	A+	3.400% due 12/6/27	229,297
200,000	A+	4.400% due 12/6/57	190,791
		Amazon.com Inc., Senior Unsecured Notes:
470,000	AA-	3.150% due 8/22/27(a)	453,938
89,000	AA-	4.800% due 12/5/34	98,846
80,000	AA-	3.875% due 8/22/37(a)	79,768
160,000	AA-	4.950% due 12/5/44	182,180
137,000	AA-	4.050% due 8/22/47(a)	136,720
70,000	AA-	4.250% due 8/22/57(a)	70,153
90,000	B+	Netflix Inc., Senior Unsecured Notes, 5.500% due 2/15/22	94,050
407,000	A+	Tencent Holdings Ltd., Senior Unsecured Notes, 2.985% due 1/19/23(a)	397,883

		Total Internet	1,933,626

Investment Companies — 0.0%
245,000	BBB	Ares Capital Corp., Senior Unsecured Notes, 4.250% due 3/1/25	240,488

Iron/Steel — 0.0%
30,000	BBB-	ArcelorMittal, Senior Unsecured Notes, 7.250% due 10/15/39	37,191
260,000	BBB-	Vale Overseas Ltd., Company Guaranteed Notes, 6.875% due 11/21/36	313,950

		Total Iron/Steel	351,141

Lodging — 0.0%
120,000	BB+	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Company Guaranteed Notes, 4.875% due 4/1/27	120,300

Machinery — Diversified — 0.0%
		John Deere Capital Corp., Senior Unsecured Notes:
90,000	A	2.250% due 4/17/19	89,832
70,000	A	1.700% due 1/15/20	68,916
5,000	A	2.650% due 1/6/22	4,942

		Total Machinery — Diversified	163,690

Media — 1.1%
		21st Century Fox America Inc., Company Guaranteed Notes:
30,000	BBB+	4.500% due 2/15/21	31,313
25,000	BBB+	6.200% due 12/15/34	31,057
10,000	BBB+	6.900% due 8/15/39	13,524
200,000	BB	Altice US Finance I Corp., Senior Secured Notes, 5.375% due 7/15/23(a)	203,750
455,000	BBB	CBS Corp., Company Guaranteed Notes, 3.700% due 6/1/28(a)	437,926
		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
130,000	BB	5.125% due 5/1/27(a)	125,505
111,000	BB	5.000% due 2/1/28(a)	105,344

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Media — 1.1% — (continued)
		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
$415,000	BBB-	4.464% due 7/23/22	$425,007
130,000	BBB-	4.908% due 7/23/25	133,840
260,000	BBB-	4.200% due 3/15/28	250,044
10,000	BBB-	6.384% due 10/23/35	11,321
385,000	BBB-	6.484% due 10/23/45	435,174
270,000	BBB-	5.375% due 5/1/47	268,232
160,000	A-	Comcast Cable Communications Holdings Inc., Company Guaranteed Notes, 9.455% due 11/15/22	203,382
		Comcast Corp., Company Guaranteed Notes:
430,000	A-	5.700% due 5/15/18	432,912
37,000	A-	2.350% due 1/15/27	33,268
55,000	A-	3.300% due 2/1/27	53,160
160,000	A-	3.150% due 2/15/28	152,561
30,000	A-	6.500% due 11/15/35	38,437
50,000	A-	3.900% due 3/1/38	47,819
61,000	A-	4.650% due 7/15/42	63,411
190,000	A-	3.400% due 7/15/46	163,271
113,000	A-	3.969% due 11/1/47	105,747
23,000	A-	3.999% due 11/1/49	21,482
39,000	A-	4.049% due 11/1/52	36,459
265,000	BBB	Cox Communications Inc., Senior Unsecured Notes, 3.150% due 8/15/24(a)	256,174
225,000	B-	CSC Holdings LLC, Senior Unsecured Notes, 8.625% due 2/15/19	235,507
		Discovery Communications LLC, Company Guaranteed Notes:
35,000	BBB-	2.200% due 9/20/19	34,653
160,000	BBB-	2.950% due 3/20/23	154,831
150,000	BBB-	3.950% due 3/20/28	144,263
46,000	BBB-	4.875% due 4/1/43	44,023
		DISH DBS Corp., Company Guaranteed Notes:
20,000	B	5.125% due 5/1/20	20,050
150,000	B	5.875% due 7/15/22	146,813
370,000	BBB-	Myriad International Holdings BV, Company Guaranteed Notes, 4.850% due 7/6/27(a)	376,478
		NBCUniversal Media LLC, Company Guaranteed Notes:
40,000	A-	5.150% due 4/30/20	41,996
171,000	A-	4.450% due 1/15/43	172,358
10,000	BBB+	RELX Capital Inc., Company Guaranteed Notes, 3.125% due 10/15/22	9,851
275,000	BBB	Scripps Networks Interactive Inc., Senior Unsecured Notes, 2.750% due 11/15/19	273,941
115,000	BB	Sirius XM Radio Inc., Company Guaranteed Notes, 3.875% due 8/1/22(a)	113,275
		Time Warner Cable LLC, Senior Secured Notes:
500,000	BBB-	6.750% due 7/1/18	506,715
410,000	BBB-	8.250% due 4/1/19	432,905
385,000	BBB-	4.000% due 9/1/21	388,942
230,000	BBB-	7.300% due 7/1/38	276,598
20,000	BBB-	5.875% due 11/15/40	21,173
290,000	BBB-	5.500% due 9/1/41	295,350
40,000	BBB-	Time Warner Entertainment Co. LP, Senior Secured Notes, 8.375% due 7/15/33	53,216
		Time Warner Inc., Company Guaranteed Notes:
60,000	BBB	4.700% due 1/15/21	62,654
110,000	BBB	4.750% due 3/29/21	115,308
234,000	BBB	3.875% due 1/15/26	230,884
230,000	BBB	3.800% due 2/15/27	222,986
30,000	BBB	6.250% due 3/29/41	35,525

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Media — 1.1% — (continued)
		Viacom Inc., Senior Unsecured Notes:
$40,000	BBB-	4.250% due 9/1/23	$41,079
10,000	BBB-	3.875% due 4/1/24	9,998
80,000	BBB-	4.375% due 3/15/43	71,996
200,000	BB-	Virgin Media Secured Finance PLC, Senior Secured Notes, 5.250% due 1/15/26(a)	196,750

		Total Media	8,810,238

Mining — 0.3%
350,000	BBB-	Anglo American Capital PLC, Company Guaranteed Notes, 3.625% due 9/11/24(a)	341,725
40,000	BBB-	Barrick Gold Corp., Senior Unsecured Notes, 5.250% due 4/1/42	44,879
		Barrick North America Finance LLC, Company Guaranteed Notes:
34,000	BBB-	4.400% due 5/30/21	35,494
70,000	BBB-	5.700% due 5/30/41	81,714
90,000	BBB-	5.750% due 5/1/43	107,487
		BHP Billsiton Finance USA Ltd., Company Guaranteed Notes:
150,000	A	5.000% due 9/30/43	173,153
310,000	BBB+	6.750% (5-Year USD Swap Rate + 5.093%) due 10/19/75(a)(b)	352,625
		Freeport-McMoRan Inc., Company Guaranteed Notes:
30,000	BB-	4.000% due 11/14/21	30,000
10,000	BB-	5.450% due 3/15/43	9,700
		Glencore Funding LLC, Company Guaranteed Notes:
20,000	BBB	4.125% due 5/30/23(a)	20,324
210,000	BBB	4.625% due 4/29/24(a)	217,946
280,000	BBB	4.000% due 3/27/27(a)	273,621
50,000	BBB	Newmont Mining Corp., Company Guaranteed Notes, 4.875% due 3/15/42	53,053
760,000	BBB	Southern Copper Corp., Senior Unsecured Notes, 5.250% due 11/8/42	813,369

		Total Mining	2,555,090

Miscellaneous Manufacturers — 0.4%
55,000	BBB	Crane Co., Senior Unsecured Notes, 4.200% due 3/15/48	54,175
		Eaton Corp., Company Guaranteed Notes:
386,000	A-	2.750% due 11/2/22	378,142
185,000	A-	4.150% due 11/2/42	182,879
		General Electric Co.:
		Senior Unsecured Notes:
72,000	A	4.650% due 10/17/21	75,394
1,025,000	A	2.319% (3-Month USD-LIBOR + 0.480%) due 8/15/36(b)	864,035
122,000	A	6.150% due 8/7/37	146,869
230,000	A	5.875% due 1/14/38	269,774
258,000	A	6.875% due 1/10/39	336,137
164,000	A	4.500% due 3/11/44	162,829
141,000	A-	Subordinated Notes, 5.300% due 2/11/21	148,888
500,000	A+	Siemens Financieringsmaatschappij NV, Company Guaranteed Notes, 1.300% due 9/13/19(a)	489,954

		Total Miscellaneous Manufacturers	3,109,076

Office/Business Equipment — 0.0%
		Pitney Bowes Inc., Senior Unsecured Notes:
125,000	BBB-	3.625% due 9/15/20	124,375
160,000	BBB-	4.700% due 4/1/23	150,600
50,000	BBB-	Xerox Corp., Senior Unsecured Notes, 3.625% due 3/15/23	48,885

		Total Office/Business Equipment	323,860

Oil & Gas — 1.7%
140,000	BBB	Anadarko Finance Co., Company Guaranteed Notes, 7.500% due 5/1/31	177,462

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Oil & Gas — 1.7% — (continued)
		Anadarko Petroleum Corp., Senior Unsecured Notes:
$70,000	BBB	4.850% due 3/15/21	$73,080
200,000	BBB	3.450% due 7/15/24	196,036
40,000	BBB	6.450% due 9/15/36	47,786
150,000	BBB	4.500% due 7/15/44	144,839
40,000	BBB	6.600% due 3/15/46	50,105
		Apache Corp., Senior Unsecured Notes:
230,000	BBB	3.250% due 4/15/22	227,920
78,000	BBB	6.000% due 1/15/37	88,944
309,000	BBB	5.100% due 9/1/40	317,928
10,000	BBB	4.750% due 4/15/43	9,916
60,000	BBB	4.250% due 1/15/44	55,415
		BP Capital Markets PLC, Company Guaranteed Notes:
110,000	A-	3.245% due 5/6/22	110,634
230,000	A-	3.216% due 11/28/23	228,890
270,000	A-	3.814% due 2/10/24	276,779
340,000	A-	3.506% due 3/17/25	339,842
94,000	BBB+	Canadian Natural Resources Ltd., Senior Unsecured Notes, 3.850% due 6/1/27	92,594
70,000	BB-	Centennial Resource Production LLC, Company Guaranteed Notes, 5.375% due 1/15/26(a)	70,000
330,000	AA-	Chevron Corp., Senior Unsecured Notes, 2.954% due 5/16/26	316,885
		Cimarex Energy Co., Senior Unsecured Notes:
72,000	BBB-	4.375% due 6/1/24	74,794
686,000	BBB-	3.900% due 5/15/27	674,334
530,000	A+	CNOOC Finance 2015 USA LLC, Company Guaranteed Notes, 3.500% due 5/5/25	516,937
		Concho Resources Inc., Company Guaranteed Notes:
100,000	BBB-	3.750% due 10/1/27	97,510
105,000	BBB-	4.875% due 10/1/47	108,854
30,000	BBB-	Continental Resources Inc., Company Guaranteed Notes, 4.500% due 4/15/23	30,375
		Devon Energy Corp., Senior Unsecured Notes:
80,000	BBB	3.250% due 5/15/22	79,262
200,000	BBB	5.850% due 12/15/25	227,497
190,000	BBB	5.600% due 7/15/41	212,723
48,000	BB	Diamondback Energy Inc., Company Guaranteed Notes, 4.750% due 11/1/24	47,520
		Ecopetrol SA, Senior Unsecured Notes:
95,000	BBB-	4.125% due 1/16/25	93,195
750,000	BBB-	5.875% due 5/28/45	755,062
50,000	BB-	Endeavor Energy Resources LP/EER Finance Inc., Senior Unsecured Notes, 5.750% due 1/30/28(a)	50,188
87,000	BB-	Ensco PLC, Senior Unsecured Notes, 8.000% due 1/31/24	86,565
		EOG Resources Inc., Senior Unsecured Notes:
125,000	BBB+	2.450% due 4/1/20	123,848
90,000	BBB+	4.150% due 1/15/26	93,173
295,000	BBB+	3.900% due 4/1/35	290,045
140,000	CCC-	EP Energy LLC/Everest Acquisition Finance Inc., Secured Notes, 8.000% due 2/15/25(a)	96,950
		Exxon Mobil Corp., Senior Unsecured Notes:
380,000	AA+	3.043% due 3/1/26	371,763
70,000	AA+	4.114% due 3/1/46	73,182
		Hess Corp., Senior Unsecured Notes:
10,000	BBB-	7.300% due 8/15/31	12,235
50,000	BBB-	5.800% due 4/1/47	53,069
		Kerr-McGee Corp., Company Guaranteed Notes:
200,000	BBB	6.950% due 7/1/24	232,288
75,000	BBB	7.875% due 9/15/31	98,766
40,000	BBB	Marathon Petroleum Corp., Senior Unsecured Notes, 4.750% due 9/15/44	39,248

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Oil & Gas — 1.7% — (continued)
		Noble Energy Inc., Senior Unsecured Notes:
$60,000	BBB	4.150% due 12/15/21	$61,571
160,000	BBB	3.900% due 11/15/24	160,679
120,000	BBB	3.850% due 1/15/28	118,071
110,000	BBB	5.250% due 11/15/43	116,872
60,000	BBB	4.950% due 8/15/47	61,834
30,000	BB-	Oasis Petroleum Inc., Company Guaranteed Notes, 6.875% due 3/15/22	30,806
		Occidental Petroleum Corp., Senior Unsecured Notes:
100,000	A	3.125% due 2/15/22	100,218
90,000	A	3.400% due 4/15/26	88,831
90,000	A	4.625% due 6/15/45	94,962
75,000	BB-	Parsley Energy LLC/Parsley Finance Corp., Company Guaranteed Notes, 5.375% due 1/15/25(a)	74,625
255,000	BBB	Patterson-UTI Energy Inc., Company Guaranteed Notes, 3.950% due 2/1/28(a)	245,980
		Petrobras Global Finance BV, Company Guaranteed Notes:
1,358,000	BB-	5.299% due 1/27/25(a)	1,332,537
360,000	BB-	5.750% due 2/1/29	347,040
118,000	A-	Petro-Canada, Senior Unsecured Notes, 6.800% due 5/15/38	156,841
		Petroleos Mexicanos, Company Guaranteed Notes:
255,000	BBB+	6.000% due 3/5/20	267,558
610,000	BBB+	3.500% due 1/30/23	588,955
19,000	BBB+	6.625% due 6/15/35	19,722
35,000	BBB+	6.500% due 6/2/41	35,079
210,000	BBB+	Phillips 66, Company Guaranteed Notes, 3.900% due 3/15/28	209,977
		Pioneer Natural Resources Co., Senior Unsecured Notes:
49,000	BBB	3.950% due 7/15/22	50,072
313,000	BBB	4.450% due 1/15/26	325,996
		QEP Resources Inc., Senior Unsecured Notes:
120,000	BB+	6.875% due 3/1/21	128,400
25,000	BB+	5.375% due 10/1/22	25,500
25,000	BB+	5.250% due 5/1/23	24,937
		Range Resources Corp., Company Guaranteed Notes:
20,000	BB+	5.875% due 7/1/22	20,400
110,000	BB+	5.000% due 3/15/23	108,075
30,000	BB+	4.875% due 5/15/25	28,875
		Shell International Finance BV, Company Guaranteed Notes:
180,000	A+	4.375% due 3/25/20	186,046
450,000	A+	2.125% due 5/11/20	444,539
260,000	A+	2.875% due 5/10/26	249,330
114,000	A+	4.550% due 8/12/43	123,060
220,000	A+	4.375% due 5/11/45	234,085
40,000	A+	4.000% due 5/10/46	39,621
400,000	A+	Sinopec Group Overseas Development 2014 Ltd., Company Guaranteed Notes, 4.375% due 4/10/24(a)	412,585
5,000	A-	Suncor Energy Inc., Senior Unsecured Notes, 4.000% due 11/15/47	4,821
		Whiting Petroleum Corp.:
30,000	BB-	Company Guaranteed Notes, 6.250% due 4/1/23	30,412
30,000	BB-	Senior Unsecured Notes, 6.625% due 1/15/26(a)	30,638

		Total Oil & Gas	13,943,988

Oil & Gas Services — 0.1%
		Halliburton Co., Senior Unsecured Notes:
220,000	BBB+	3.800% due 11/15/25	220,488
20,000	BBB+	4.850% due 11/15/35	21,484
50,000	BBB+	5.000% due 11/15/45	54,261

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Oil & Gas Services — 0.1% — (continued)
		Schlumberger Holdings Corp., Senior Unsecured Notes:
$170,000	AA-	3.000% due 12/21/20(a)	$170,275
120,000	AA-	4.000% due 12/21/25(a)	121,987
20,000	AA-	Schlumberger Norge AS, Company Guaranteed Notes, 4.200% due 1/15/21(a)	20,634
63,000	BB-	Transocean Proteus Ltd., Senior Secured Notes, 6.250% due 12/1/24(a)	64,811

		Total Oil & Gas Services	673,940

Packaging & Containers — 0.2%
130,000	BB+	Ball Corp., Company Guaranteed Notes, 5.250% due 7/1/25	136,987
115,000	BB+	Graphic Packaging International LLC, Company Guaranteed Notes, 4.125% due 8/15/24	115,092
125,000	BB	OI European Group BV, Company Guaranteed Notes, 4.000% due 3/15/23(a)	121,250
218,049	B+	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Senior Secured Notes, 5.750% due 10/15/20	221,593
50,000	BBB	WestRock Co., Company Guaranteed Notes, 3.000% due 9/15/24(a)	48,172
		WestRock RKT Co., Company Guaranteed Notes:
600,000	BBB	3.500% due 3/1/20	607,052
39,000	BBB	4.900% due 3/1/22	41,279
20,000	BBB	4.000% due 3/1/23	20,499

		Total Packaging & Containers	1,311,924

Pharmaceuticals — 1.1%
		AbbVie Inc., Senior Unsecured Notes:
275,000	A-	3.600% due 5/14/25	272,397
40,000	A-	4.300% due 5/14/36	40,461
389,000	A-	4.400% due 11/6/42	388,563
		Allergan Funding SCS, Company Guaranteed Notes:
495,000	BBB	3.450% due 3/15/22	494,355
40,000	BBB	3.850% due 6/15/24	40,011
830,000	BBB	3.800% due 3/15/25	820,222
200,000	BBB	4.550% due 3/15/35	200,151
150,000	BBB	4.750% due 3/15/45	149,347
		AstraZeneca PLC, Senior Unsecured Notes:
40,000	BBB+	2.375% due 6/12/22	38,801
200,000	BBB+	3.375% due 11/16/25	197,120
		Bayer US Finance LLC, Company Guaranteed Notes:
350,000	A-	2.375% due 10/8/19(a)	347,159
665,000	A-	3.000% due 10/8/21(a)	662,803
		Cardinal Health Inc., Senior Unsecured Notes:
70,000	BBB+	2.616% due 6/15/22	67,807
350,000	BBB+	3.079% due 6/15/24	336,027
		CVS Health Corp., Senior Unsecured Notes:
5,000	BBB+	2.800% due 7/20/20	4,967
340,000	BBB+	2.750% due 12/1/22	328,283
116,000	BBB+	3.875% due 7/20/25	114,784
105,000	BBB+	5.125% due 7/20/45	110,111
181,860	BBB+	CVS Pass-Through Trust, Pass-Thru Certificates, 6.036% due 12/10/28	196,938
80,000	AA-	Eli Lilly & Co., Senior Unsecured Notes, 3.100% due 5/15/27	78,123
180,000	A+	GlaxoSmithKline Capital PLC, Company Guaranteed Notes, 2.850% due 5/8/22	179,051
		Johnson & Johnson, Senior Unsecured Notes:
400,000	AAA	2.450% due 3/1/26	376,469
80,000	AAA	2.950% due 3/3/27	77,769
50,000	AAA	2.900% due 1/15/28	48,032
110,000	AAA	3.625% due 3/3/37	109,673
500,000	BBB+	Medco Health Solutions Inc., Senior Unsecured Notes, 7.125% due 3/15/18	500,889
90,000	AA	Merck & Co., Inc., Senior Unsecured Notes, 2.750% due 2/10/25	86,981

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Pharmaceuticals — 1.1% — (continued)
$20,000	AA-	Novartis Capital Corp., Company Guaranteed Notes, 3.100% due 5/17/27	$19,583
90,000	AA	Pfizer Inc., Senior Unsecured Notes, 4.125% due 12/15/46	92,855
725,000	BBB-	Shire Acquisitions Investments Ireland DAC, Company Guaranteed Notes, 1.900% due 9/23/19	714,012
40,000	BB	Teva Pharmaceutical Finance Co. BV, Company Guaranteed Notes, 2.950% due 12/18/22	36,424
80,000	BB	Teva Pharmaceutical Finance IV BV, Company Guaranteed Notes, 3.650% due 11/10/21	76,683
		Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes:
155,000	BB	1.400% due 7/20/18	154,626
170,000	BB	1.700% due 7/19/19	165,925
310,000	BB	2.200% due 7/21/21	287,456
303,000	BB	2.800% due 7/21/23	265,493
20,000	BB	3.150% due 10/1/26	16,366
		Valeant Pharmaceuticals International Inc.:
		Company Guaranteed Notes:
128,000	B-	5.500% due 3/1/23(a)	113,920
335,000	B-	6.125% due 4/15/25(a)	295,218
30,000	BB-	Senior Secured Notes, 5.500% due 11/1/25(a)	29,794
130,000	AA	Wyeth LLC, Company Guaranteed Notes, 5.950% due 4/1/37	165,631

		Total Pharmaceuticals	8,701,280

Pipelines — 1.2%
48,000	BBB-	Andeavor Logistics LP/Tesoro Logistics Finance Corp., Company Guaranteed Notes, 6.250% due 10/15/22	50,340
		Buckeye Partners LP, Senior Unsecured Notes:
43,000	BBB-	5.850% due 11/15/43	45,608
42,000	BBB-	5.600% due 10/15/44	42,423
138,000	BB-	Cheniere Corpus Christi Holdings LLC, Senior Secured Notes, 5.125% due 6/30/27	140,070
285,000	BBB-	El Paso Natural Gas Co. LLC, Company Guaranteed Notes, 8.625% due 1/15/22	334,655
		Energy Transfer LP, Senior Unsecured Notes:
178,000	BBB-	4.750% due 1/15/26	181,067
300,000	BBB-	8.250% due 11/15/29	376,557
105,000	BBB-	4.900% due 3/15/35	100,360
75,000	BBB-	5.150% due 3/15/45	70,955
		EnLink Midstream Partners LP, Senior Unsecured Notes:
40,000	BBB-	2.700% due 4/1/19	39,775
30,000	BBB-	4.850% due 7/15/26	30,517
		Enterprise Products Operating LLC, Company Guaranteed Notes:
165,000	BBB+	4.900% due 5/15/46	173,841
190,000	BBB-	5.250% (3-Month USD-LIBOR + 3.033%) due 8/16/77(b)	183,825
		Kinder Morgan Energy Partners LP, Company Guaranteed Notes:
120,000	BBB-	6.850% due 2/15/20	128,413
460,000	BBB-	6.500% due 4/1/20	490,740
140,000	BBB-	5.400% due 9/1/44	144,356
		Kinder Morgan Inc., Company Guaranteed Notes:
40,000	BBB-	3.050% due 12/1/19	40,040
290,000	BBB-	4.300% due 3/1/28	289,611
110,000	BBB-	5.550% due 6/1/45	116,228
35,000	BBB-	5.050% due 2/15/46	34,444
35,000	BBB+	Magellan Midstream Partners LP, Senior Unsecured Notes, 4.200% due 10/3/47	33,474
		MPLX LP, Senior Unsecured Notes:
210,000	BBB	4.875% due 6/1/25	220,288
150,000	BBB	4.500% due 4/15/38	146,011
40,000	BBB	5.200% due 3/1/47	41,351
260,000	BBB	4.700% due 4/15/48	252,933
1,000,000	BBB-	Panhandle Eastern Pipe Line Co. LP, Senior Unsecured Notes, 8.125% due 6/1/19	1,062,908

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Pipelines — 1.2% — (continued)
$287,160	BBB-	Pipeline Funding Co. LLC, Senior Secured Notes, 7.500% due 1/15/30(a)	$339,893
		Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes:
100,000	BBB-	4.650% due 10/15/25	100,980
175,000	BBB-	4.500% due 12/15/26	174,660
235,000	BB+	Rockies Express Pipeline LLC, Senior Unsecured Notes, 6.000% due 1/15/19(a)	241,463
473,485	BBB-	Ruby Pipeline LLC, Senior Unsecured Notes, 6.000% due 4/1/22(a)	494,303
		Sabine Pass Liquefaction LLC, Senior Secured Notes:
245,000	BBB-	5.625% due 2/1/21	258,295
120,000	BBB-	6.250% due 3/15/22	131,009
100,000	BBB-	5.625% due 4/15/23	107,261
120,000	BBB-	5.750% due 5/15/24	129,751
535,000	BBB-	5.625% due 3/1/25	576,293
58,000	BBB+	Southern Natural Gas Co. LLC, Senior Unsecured Notes, 8.000% due 3/1/32	76,704
		Spectra Energy Partners LP, Senior Unsecured Notes:
95,000	BBB+	3.500% due 3/15/25	92,321
90,000	BBB+	3.375% due 10/15/26	85,861
60,000	BBB+	4.500% due 3/15/45	58,741
35,000	BBB-	Sunoco Logistics Partners Operations LP, Company Guaranteed Notes, 5.350% due 5/15/45	34,086
		Texas Eastern Transmission LP, Senior Unsecured Notes:
30,000	BBB+	2.800% due 10/15/22(a)	29,085
50,000	BBB+	3.500% due 1/15/28(a)	48,601
335,000	BBB+	4.150% due 1/15/48(a)	319,215
280,000	BBB	Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes, 7.850% due 2/1/26	348,395
116,000	BB+	Williams Cos., Inc. (The), Senior Unsecured Notes, 8.750% due 3/15/32	153,120
		Williams Partners LP, Senior Unsecured Notes:
500,000	BBB	5.250% due 3/15/20	521,540
250,000	BBB	4.850% due 3/1/48	249,386
30,000	BBB	Williams Partners LP/ACMP Finance Corp., Senior Unsecured Notes, 4.875% due 3/15/24	31,373

		Total Pipelines	9,373,126

Real Estate Investment Trusts (REITs) — 1.1%
700,000	BBB	Alexandria Real Estate Equities Inc., Company Guaranteed Notes, 2.750% due 1/15/20	697,838
250,000	BBB	American Campus Communities Operating Partnership LP, Company Guaranteed Notes, 3.350% due 10/1/20	252,741
		American Tower Corp., Senior Unsecured Notes:
300,000	BBB-	3.400% due 2/15/19	301,519
235,000	BBB-	3.000% due 6/15/23	229,458
50,000	A-	AvalonBay Communities Inc., Senior Unsecured Notes, 3.450% due 6/1/25	49,829
		Boston Properties LP, Senior Unsecured Notes:
235,000	A-	3.200% due 1/15/25	228,215
400,000	A-	2.750% due 10/1/26	370,821
464,000	BBB-	CC Holdings GS V LLC/Crown Castle GS III Corp., Senior Secured Notes, 3.849% due 4/15/23	467,976
		Crown Castle International Corp., Senior Unsecured Notes:
10,000	BBB-	3.400% due 2/15/21	10,053
350,000	BBB-	3.200% due 9/1/24	337,429
15,000	BBB-	3.700% due 6/15/26	14,494
145,000	BBB-	4.750% due 5/15/47	145,970
80,000	A-	ERP Operating LP, Senior Unsecured Notes, 4.500% due 7/1/44	84,000
		HCP Inc., Senior Unsecured Notes:
525,000	BBB	3.750% due 2/1/19	528,632
555,000	BBB	4.250% due 11/15/23	573,287
400,000	BBB	Highwoods Realty LP, Senior Unsecured Notes, 3.200% due 6/15/21	398,826
25,000	BBB-	Host Hotels & Resorts LP, Senior Unsecured Notes, 4.750% due 3/1/23	26,119
350,000	BBB	Life Storage LP, Company Guaranteed Notes, 3.875% due 12/15/27	339,609

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Real Estate Investment Trusts (REITs) — 1.1% — (continued)
$250,000	BBB+	Realty Income Corp., Senior Unsecured Notes, 3.000% due 1/15/27	$234,601
		SBA Communications Corp., Senior Unsecured Notes:
120,000	B+	4.000% due 10/1/22(a)	118,200
69,000	B+	4.875% due 9/1/24	68,310
400,000	BBB-	SL Green Realty Corp., Company Guaranteed Notes, 7.750% due 3/15/20	436,320
1,240,000	BBB+	Ventas Realty LP/Ventas Capital Corp., Company Guaranteed Notes, 2.700% due 4/1/20	1,234,842
400,000	BBB-	VEREIT Operating Partnership LP, Company Guaranteed Notes, 3.000% due 2/6/19	401,099
654,000	BBB+	WEA Finance LLC/Westfield UK & Europe Finance PLC, Company Guaranteed Notes, 2.700% due 9/17/19(a)	652,970
695,000	BBB+	Welltower Inc., Senior Unsecured Notes, 4.950% due 1/15/21	726,867

		Total Real Estate Investment Trusts (REITS)	8,930,025

Retail — 0.3%
163,000	B+	1011778 BC ULC/New Red Finance Inc., Senior Secured Notes, 4.250% due 5/15/24(a)	156,072
250,000	BBB	Alimentation Couche-Tard Inc., Company Guaranteed Notes, 3.550% due 7/26/27(a)	240,457
40,000	B+	Beacon Escrow Corp., Company Guaranteed Notes, 4.875% due 11/1/25(a)	39,212
145,000	BBB	Bed Bath & Beyond Inc., Senior Unsecured Notes, 5.165% due 8/1/44	122,494
61,000	BBB	Dollar General Corp., Senior Unsecured Notes, 4.150% due 11/1/25	62,898
50,000	BB+	Dollar Tree Inc., Company Guaranteed Notes, 5.750% due 3/1/23	52,031
60,000	A	Home Depot Inc. (The), Senior Unsecured Notes, 3.000% due 4/1/26	58,255
45,000	A-	Lowe’s Cos., Inc., Senior Unsecured Notes, 2.500% due 4/15/26	41,564
		McDonald’s Corp., Senior Unsecured Notes:
170,000	BBB+	3.700% due 1/30/26	170,805
40,000	BBB+	3.500% due 3/1/27	39,472
180,000	BBB+	4.600% due 5/26/45	187,711
40,000	BBB+	4.450% due 3/1/47	40,947
30,000	BBB-	Tapestry Inc., Senior Unsecured Notes, 4.125% due 7/15/27	29,393
		Walgreens Boots Alliance Inc., Senior Unsecured Notes:
235,000	BBB	2.700% due 11/18/19	234,227
775,000	BBB	3.450% due 6/1/26	735,049
25,000	BBB	4.800% due 11/18/44	25,080
45,000	BBB	4.650% due 6/1/46	43,946
73,000	AA	Walmart Inc., Senior Unsecured Notes, 4.300% due 4/22/44	78,911

		Total Retail	2,358,524

Savings & Loans — 0.1%
400,000	A	Nationwide Building Society, Senior Unsecured Notes, 2.350% due 1/21/20(a)	395,378

Semiconductors — 0.4%
		Analog Devices Inc., Senior Unsecured Notes:
60,000	BBB	3.500% due 12/5/26	58,696
20,000	BBB	5.300% due 12/15/45	22,999
10,000	A-	Applied Materials Inc., Senior Unsecured Notes, 5.850% due 6/15/41	12,441
		Broadcom Corp./Broadcom Cayman Finance Ltd., Company Guaranteed Notes:
525,000	BBB-	2.375% due 1/15/20	518,788
230,000	BBB-	3.000% due 1/15/22	224,975
110,000	BBB-	3.625% due 1/15/24	107,351
310,000	BBB-	3.125% due 1/15/25	291,794
10,000	BBB-	3.875% due 1/15/27	9,606
		Intel Corp., Senior Unsecured Notes:
70,000	A+	3.700% due 7/29/25	71,475
30,000	A+	4.100% due 5/19/46	30,723
54,000	A+	3.734% due 12/8/47(a)	51,976
6,000	BBB	KLA-Tencor Corp., Senior Unsecured Notes, 4.650% due 11/1/24	6,310
		Lam Research Corp., Senior Unsecured Notes:
54,000	BBB+	2.800% due 6/15/21	53,597

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Semiconductors — 0.4% — (continued)
$30,000	BBB+	3.800% due 3/15/25	$30,487
		NXP BV/NXP Funding LLC, Company Guaranteed Notes:
841,000	BBB-	4.125% due 6/1/21(a)	857,988
210,000	BBB-	3.875% due 9/1/22(a)	210,987
		QUALCOMM Inc., Senior Unsecured Notes:
35,000	A	3.450% due 5/20/25	33,943
59,000	A	4.800% due 5/20/45	59,089
20,000	A	4.300% due 5/20/47	18,714
105,000	A3(d)	Xilinx Inc., Senior Unsecured Notes, 2.950% due 6/1/24	101,704

		Total Semiconductors	2,773,643

Shipbuilding — 0.1%
		Huntington Ingalls Industries Inc., Company Guaranteed Notes:
195,000	BBB-	5.000% due 11/15/25(a)	207,308
160,000	BBB-	3.483% due 12/1/27(a)	155,170

		Total Shipbuilding	362,478

Software — 0.4%
20,000	BBB	Autodesk Inc., Senior Unsecured Notes, 3.500% due 6/15/27	19,050
58,000	B-	Change Healthcare Holdings LLC/Change Healthcare Finance Inc., Senior Unsecured Notes, 5.750% due 3/1/25(a)	58,218
		Fidelity National Information Services Inc.:
19,000	BBB	Company Guaranteed Notes, 3.500% due 4/15/23	19,065
9,000	BBB	Senior Unsecured Notes, 5.000% due 10/15/25	9,662
		First Data Corp., Senior Secured Notes:
136,000	BB	5.375% due 8/15/23(a)	138,708
95,000	BB	5.000% due 1/15/24(a)	95,950
		Microsoft Corp., Senior Unsecured Notes:
270,000	AAA	2.875% due 2/6/24	265,911
70,000	AAA	2.700% due 2/12/25	67,640
1,030,000	AAA	2.400% due 8/8/26	957,646
430,000	AAA	3.300% due 2/6/27	426,618
10,000	AAA	3.450% due 8/8/36	9,715
20,000	AAA	4.100% due 2/6/37	21,048
145,000	AAA	3.700% due 8/8/46	141,150
30,000	AAA	4.250% due 2/6/47	32,084
130,000	AAA	3.950% due 8/8/56	129,283
120,000	AAA	4.500% due 2/6/57	132,121
		Oracle Corp., Senior Unsecured Notes:
235,000	AA-	3.250% due 11/15/27	228,697
100,000	AA-	4.500% due 7/8/44	107,721
170,000	AA-	4.000% due 7/15/46	168,149
111,000	BB+	Quintiles IMS Inc., Company Guaranteed Notes, 4.875% due 5/15/23(a)	114,608

		Total Software	3,143,044

Telecommunications — 1.7%
330,000	A-	América Móvil SAB de CV, Company Guaranteed Notes, 5.000% due 3/30/20	343,076
		AT&T Inc., Senior Unsecured Notes:
10,000	BBB+	5.800% due 2/15/19	10,293
98,000	BBB+	4.600% due 2/15/21	101,776
540,000	BBB+	3.200% due 3/1/22	537,134
290,000	BBB+	3.400% due 5/15/25	278,919
520,000	BBB+	3.900% due 8/14/27	517,417
1,755,000	BBB+	4.300% due 2/15/30(a)	1,716,195
115,000	BBB+	4.500% due 5/15/35	111,482
70,000	BBB+	4.900% due 8/14/37	70,363

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Telecommunications — 1.7% — (continued)
$110,000	BBB+	4.350% due 6/15/45	$98,870
650,000	BBB+	4.750% due 5/15/46	618,178
340,000	BBB+	5.150% due 11/15/46(a)	341,648
95,000	BBB+	5.450% due 3/1/47	99,333
118,000	BBB+	4.500% due 3/9/48	107,924
150,000	BBB+	5.150% due 2/14/50	150,349
300,000	BBB-	Bharti Airtel Ltd., Senior Unsecured Notes, 4.375% due 6/10/25(a)	296,401
190,000	BBB+	Deutsche Telekom International Finance BV, Company Guaranteed Notes, 1.950% due 9/19/21(a)	182,670
124,000	CCC+	Intelsat Jackson Holdings SA, Company Guaranteed Notes, 9.750% due 7/15/25(a)	117,955
		Motorola Solutions Inc., Senior Unsecured Notes:
50,000	BBB-	3.500% due 9/1/21	50,312
26,000	BBB-	4.000% due 9/1/24	26,005
45,000	BBB+	Rogers Communications Inc., Company Guaranteed Notes, 4.300% due 2/15/48	44,692
90,000	B	Sprint Capital Corp., Company Guaranteed Notes, 8.750% due 3/15/32	97,875
138,000	B+	Sprint Communications Inc., Company Guaranteed Notes, 9.000% due 11/15/18(a)	143,348
		Sprint Corp., Company Guaranteed Notes:
20,000	B	7.250% due 9/15/21	20,950
30,000	B	7.875% due 9/15/23	31,125
50,000	B	7.625% due 2/15/25	50,125
2,420,625	Baa2(d)	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes, 3.360% due 9/20/21(a)	2,432,728
		Telefónica Emisiones SAU, Company Guaranteed Notes:
70,000	BBB	5.877% due 7/15/19	72,875
680,000	BBB	5.134% due 4/27/20	708,961
		T-Mobile USA Inc., Company Guaranteed Notes:
225,000	BB+	6.625% due 4/1/23	233,527
63,000	BB+	4.500% due 2/1/26	61,898
94,000	BB+	4.750% due 2/1/28	91,803
		Verizon Communications Inc., Senior Unsecured Notes:
240,000	BBB+	2.454% (3-Month USD-LIBOR + 0.550%) due 5/22/20(b)	241,455
350,000	BBB+	3.000% due 11/1/21	348,417
350,000	BBB+	5.150% due 9/15/23	379,597
80,000	BBB+	3.500% due 11/1/24	79,531
210,000	BBB+	2.625% due 8/15/26	191,613
455,000	BBB+	4.125% due 3/16/27	463,067
230,000	BBB+	4.500% due 8/10/33	231,572
196,000	BBB+	4.400% due 11/1/34	192,938
460,000	BBB+	4.272% due 1/15/36	442,570
150,000	BBB+	5.250% due 3/16/37	159,455
615,000	BBB+	4.862% due 8/21/46	614,823
230,000	BBB+	5.500% due 3/16/47	252,218
150,000	BBB+	4.522% due 9/15/48	142,326
50,000	BBB+	5.012% due 4/15/49	50,939
85,000	BBB+	5.012% due 8/21/54	84,072

		Total Telecommunications	13,640,800

Textiles — 0.0%
		Cintas Corp. No 2, Company Guaranteed Notes:
100,000	BBB+	2.900% due 4/1/22	99,134
110,000	BBB+	3.700% due 4/1/27	110,160

		Total Textiles	209,294

Toys/Games/Hobbies — 0.0%
30,000	BBB	Hasbro Inc., Senior Unsecured Notes, 3.500% due 9/15/27	28,452

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Transportation — 0.2%
		Burlington Northern Santa Fe LLC, Senior Unsecured Notes:
$50,000	A	4.375% due 9/1/42	$52,183
14,000	A	4.550% due 9/1/44	15,032
10,000	A	3.900% due 8/1/46	9,871
15,000	A	4.125% due 6/15/47	15,329
		CSX Corp., Senior Unsecured Notes:
170,000	BBB+	2.600% due 11/1/26	155,134
100,000	BBB+	3.250% due 6/1/27	95,768
50,000	BBB+	3.800% due 11/1/46	45,708
65,000	BBB+	4.300% due 3/1/48	64,468
		FedEx Corp., Company Guaranteed Notes:
135,000	BBB	3.875% due 8/1/42	126,449
49,000	BBB	4.100% due 2/1/45	46,578
40,000	BBB	4.400% due 1/15/47	39,815
		Norfolk Southern Corp., Senior Unsecured Notes:
50,000	BBB+	2.900% due 6/15/26	47,371
75,000	BBB+	3.150% due 6/1/27	72,035
140,000	BBB+	Ryder System Inc., Senior Unsecured Notes, 2.650% due 3/2/20	139,440
		Union Pacific Corp., Senior Unsecured Notes:
64,000	A	4.163% due 7/15/22	66,822
64,000	A	3.875% due 2/1/55	60,494
140,000	A	4.100% due 9/15/67	135,761
		United Parcel Service Inc., Senior Unsecured Notes:
60,000	A+	2.500% due 4/1/23	58,223
40,000	A+	3.050% due 11/15/27	38,358

		Total Transportation	1,284,839

Trucking & Leasing — 0.0%
		Park Aerospace Holdings Ltd., Company Guaranteed Notes:
40,000	BB	5.250% due 8/15/22(a)	40,200
60,000	BB	5.500% due 2/15/24(a)	60,450
265,000	BBB	Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes, 3.400% due 11/15/26(a)	254,317

		Total Trucking & Leasing	354,967

		TOTAL CORPORATE BONDS & NOTES (Cost — $235,619,376)	237,579,235

U.S. GOVERNMENT AGENCIES & OBLIGATIONS — 27.6%
U.S. GOVERNMENT OBLIGATIONS — 27.3%
		U.S. Treasury Bonds:
1,660,000		4.500% due 2/15/36	2,011,745
795,000		5.000% due 5/15/37	1,026,652
615,000		4.625% due 2/15/40	768,930
690,000		3.750% due 8/15/41	766,385
4,195,000		3.125% due 11/15/41	4,217,778
1,360,000		2.750% due 8/15/42	1,277,523
100,000		3.125% due 2/15/43	100,246
1,005,000		3.625% due 8/15/43	1,095,057
21,280,000		3.750% due 11/15/43	23,659,038
415,000		3.125% due 8/15/44	415,259
290,000		2.500% due 2/15/45	256,809
320,000		3.000% due 5/15/45	312,675
625,000		2.875% due 8/15/45	595,923
660,000		2.500% due 2/15/46	582,424
2,724,000		2.875% due 11/15/46	2,591,577

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
U.S. GOVERNMENT OBLIGATIONS — 27.3% — (continued)
$4,748,000		3.000% due 2/15/47	$4,630,784
20,000		3.000% due 5/15/47	19,496
2,260,000		2.750% due 8/15/47	2,093,943
5,380,000		2.750% due 11/15/47	4,985,642
21,680,000		3.000% due 2/15/48	21,146,469
		U.S. Treasury Inflation Indexed Bonds:
298,832		2.125% due 2/15/40	372,001
676,420		0.750% due 2/15/42	647,532
243,289		1.375% due 2/15/44	265,753
995,729		0.875% due 2/15/47	967,970
		U.S. Treasury Inflation Indexed Notes:
582,632		0.375% due 7/15/23	579,677
496,574		0.625% due 1/15/24	497,965
2,237,294		0.375% due 7/15/27	2,169,496
		U.S. Treasury Notes:
445,000		1.750% due 11/30/19	441,341
2,245,000		2.250% due 2/29/20	2,244,562
1,455,000		1.500% due 8/15/20	1,425,786
5,265,700		1.750% due 11/15/20	5,178,281
11,010,000		1.875% due 12/15/20	10,855,817
13,360,000		2.000% due 1/15/21	13,208,395
3,030,000		1.375% due 5/31/21	2,926,021
2,430,000		2.000% due 12/31/21	2,380,498
2,455,000		2.000% due 10/31/22	2,386,337
4,770,000		2.000% due 11/30/22	4,634,633
20,965,000		2.125% due 12/31/22	20,470,357
11,280,000		2.375% due 1/31/23	11,137,678
12,365,000		2.625% due 2/28/23	12,350,751
1,500,000		1.750% due 5/15/23	1,432,588
40,000		2.000% due 5/31/24	38,251
5,745,000		2.000% due 6/30/24	5,489,280
3,194,000		2.125% due 7/31/24	3,072,541
7,221,000		2.125% due 9/30/24	6,934,558
2,925,000		2.250% due 10/31/24	2,828,738
480,000		2.125% due 11/30/24	460,209
1,580,000		2.750% due 2/28/25	1,575,063
1,435,000		2.375% due 5/15/27	1,376,535
5,010,000		2.250% due 8/15/27	4,746,779
23,975,000		2.250% due 11/15/27	22,686,344
1,315,000		2.750% due 2/15/28	1,301,773

		TOTAL U.S. GOVERNMENT OBLIGATIONS	219,637,865

U.S. GOVERNMENT AGENCIES — 0.3%
345,000		Federal Home Loan Bank (FHLB), 4.000% due 9/1/28	370,021
		Federal National Mortgage Association (FNMA):
650,000		zero coupon, due 10/9/19	625,678
405,000		7.125% due 1/15/30	559,976
		Federal National Mortgage Association (FNMA), Principal Strip:
575,000		zero coupon, due 1/15/30(g)	384,693
595,000		zero coupon, due 5/15/30(g)	394,123
		Residual Funding Corp., Principal Strip:
240,000		zero coupon, due 7/15/20(g)	227,417
325,000		zero coupon, due 1/15/21(g)	302,664

		TOTAL U.S. GOVERNMENT AGENCIES	2,864,572

		TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost — $227,015,963)	222,502,437

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
MORTGAGE-BACKED SECURITIES — 25.3%
FHLMC — 6.0%
		Federal Home Loan Mortgage Corp. (FHLMC), Gold:
$706,637		5.000% due 6/1/21 — 6/1/41	$764,647
7,474,221		4.000% due 10/1/25 — 2/1/48	7,729,992
60,055		4.500% due 4/1/29	62,938
669,503		5.500% due 1/1/30 — 2/1/40	728,217
10,222,903		3.000% due 3/1/31 — 1/1/48	9,942,568
1,137,201		2.500% due 12/1/31 — 1/1/32	1,109,692
194,413		6.500% due 8/1/37 — 9/1/39	218,401
63,035		6.000% due 5/1/38 — 6/1/39	70,282
19,251		7.000% due 3/1/39	21,332
18,236,091		3.500% due 12/1/42 — 2/1/48	18,294,616
7,320,000		3.500% due 3/1/48(h)	7,311,334
1,815,000		4.000% due 3/1/48(h)	1,859,028

		TOTAL FHLMC	48,113,047

FNMA — 13.8%
		Federal National Mortgage Association (FNMA):
14,802,026		4.000% due 10/1/19 — 2/1/48	15,267,733
1,712,835		5.500% due 10/1/19 — 9/1/56	1,880,196
1,035,000		4.400% due 2/1/20	1,063,599
1,145,000		3.459% due 11/1/20	1,165,181
467,815		3.540% due 11/1/20	477,028
177,566		6.000% due 9/1/21 — 10/1/35	197,249
1,117,063		3.650% due 11/1/21	1,146,043
1,643,052		5.000% due 6/1/22 — 5/1/42	1,771,747
4,925,323		4.500% due 3/1/24 — 4/1/56	5,192,761
18,150,620		3.500% due 11/1/25 — 3/1/57	18,208,281
1,452,376		2.964% due 5/1/27	1,425,336
3,709,249		2.500% due 11/1/27 — 10/1/42	3,599,212
18,667,713		3.000% due 12/1/27 — 1/1/48	18,261,674
525,000		3.010% due 4/1/28	512,841
545,000		3.050% due 4/1/28	534,186
3,000,000		2.500% due 1/1/33(h)	2,925,469
211,679		3.266% (1-Year USD-LIBOR + 1.516%) due 3/1/34(b)	221,855
370,592		3.360% due 7/1/35	359,024
50,858		3.020% (1-Year Treasury Average Rate + 1.872%) due 10/1/35(b)	53,059
44,930		3.070% (1-Year Treasury Average Rate + 1.927%) due 11/1/35(b)	46,986
17,054		3.087% (1-Year Treasury Average Rate + 1.960%) due 11/1/35(b)	17,856
89,903		3.373% (1-Year USD-LIBOR + 1.623%) due 9/1/36(b)	94,586
32,941		7.000% due 4/1/37	36,235
102,808		3.015% (1-Year USD-LIBOR + 1.265%) due 5/1/37(b)	108,857
344,747		6.500% due 9/1/37 — 5/1/40	385,218
11,120,000		3.000% due 3/1/33 — 3/1/48(h)	10,906,187
9,035,000		3.500% due 3/1/48(h)	9,018,660
5,945,000		4.000% due 3/1/48 — 4/1/48(h)	6,085,739
7,835,000		4.500% due 3/1/48(h)	8,203,061
1,700,000		5.000% due 3/1/48(h)	1,814,704

		TOTAL FNMA	110,980,563

GNMA — 5.5%
		Government National Mortgage Association (GNMA):
51,462		6.000% due 12/15/33 — 1/15/38	57,335
683,412		5.000% due 10/15/34 — 9/15/40	731,977
54,754		5.500% due 5/15/37 — 6/15/38	60,146

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
GNMA — 5.5% — (continued)
$87,813		6.500% due 1/15/38 — 10/15/38	$100,865
160,632		4.500% due 3/15/41	170,109
738,336		4.000% due 6/15/41 — 11/15/45	768,563
		Government National Mortgage Association II (GNMA):
884		9.000% due 11/20/21	937
127,502		6.000% due 7/20/37 — 11/20/40	143,494
3,802,845		4.500% due 1/20/40 — 7/20/47	3,973,006
1,469,272		5.000% due 7/20/40 — 9/20/47	1,553,066
4,702,901		4.000% due 11/20/40 — 1/20/48	4,858,642
6,198,276		3.000% due 1/20/43 — 11/20/47	6,067,258
8,065,723		3.500% due 6/20/43 — 1/20/48	8,128,850
4,500,000		3.000% due 3/20/48 — 4/20/48(h)	4,397,209
6,800,000		3.500% due 3/20/48 — 4/20/48(h)	6,832,458
2,365,000		4.000% due 3/20/48 — 4/20/48(h)	2,425,402
3,795,000		4.500% due 3/20/48(h)	3,945,555
165,000		5.000% due 3/20/48(h)	173,329

		TOTAL GNMA	44,388,201

		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $207,560,361)	203,481,811

COLLATERALIZED MORTGAGE OBLIGATIONS — 10.7%
270,000	AAA	225 Liberty Street Trust, Series 2016-225L, Class A, 3.597% due 2/10/36(a)	270,610
2,800,000	CCC	Accredited Mortgage Loan Trust, Series 2007-1, Class A4, 1.841% (1-Month USD-LIBOR + 0.220%) due 2/25/37(b)	2,665,876
97,797	CC	AFC Home Equity Loan Trust, Series 1999-2, Class 2A, 2.271% (1-Month USD-LIBOR + 0.650%) due 6/25/29(b)	77,819
		Ascentium Equipment Receivables Trust:
1,220,000	Aaa(d)	Series 2017-2A, Class A2, 2.000% due 5/11/20(a)	1,212,574
550,000	Aaa(d)	Series 2017-2A, Class A3, 2.310% due 12/10/21(a)	541,209
1,144,962	CCC	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE1, Class A1B, 1.771% (1-Month USD-LIBOR + 0.150%) due 12/25/36(b)	1,115,976
515,000	AAA	Babson CLO Ltd., Series 2013-IA, Class AR, 2.545% (3-Month USD-LIBOR + 0.800%) due 1/20/28(a)(b)	515,537
480,000	AA-	BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.490% due 4/14/33(a)	474,479
60,884	AA+	Banc of America Mortgage Trust, Series 2004-F, Class 1A1, 3.772% due 7/25/34(b)	62,402
133,772	NR	BCAP LLC, Series 2013-RR1, Class 6A1, 3.668% due 5/26/36(a)(b)	134,629
301,313	WD(i)	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 3.722% due 5/25/47(b)	291,117
		Bear Stearns ALT-A Trust:
212,387	BBB-	Series 2004-7, Class 2A1, 3.548% due 8/25/34(b)	215,479
145,297	CCC	Series 2005-2, Class 2A4, 3.526% due 4/25/35(b)	144,416
140,240	B	Series 2005-4, Class 23A2, 3.599% due 5/25/35(b)	142,635
517,688	CCC	Bear Stearns Asset-Backed Securities I Trust, Series 2005-AC6, Class 1A3, 5.500% due 9/25/35(b)	519,796
151,356	BBB	Bear Stearns Structured Products Trust, Series 2007-EMX1, Class A1, 2.621% (1-Month USD-LIBOR + 1.000%) due 3/25/37(a)(b)	153,577
960,000	AAA	BENCHMARK Mortgage Trust, Series 2018-B1, Class A2, 3.571% due 1/15/51	981,029
660,000	AAA	BX Trust, Series 2017-SLCT, Class A, 2.508% (1-Month USD-LIBOR + 0.920%) due 7/15/34(a)(b)	662,624
991,798	BB+	Centex Home Equity Loan Trust, Series 2006-A, Class AV4, 1.871% (1-Month USD-LIBOR + 0.250%) due 6/25/36(b)	989,977
235,000	AAA	CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class A, 2.808% due 4/10/28(a)	234,610
545,000	AAA	CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A, 3.369% due 3/13/35(a)	546,186
152,057	BB	Chase Mortgage Finance Trust, Series 2007-A1, Class 5A1, 3.458% due 2/25/37(b)	151,686

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 10.7% — (continued)
		Chevy Chase Funding LLC Mortgage-Backed Certificates:
$970,477	A+	Series 2004-2A, Class A1, 1.891% (1-Month USD-LIBOR + 0.270%) due 5/25/35(a)(b)	$936,871
2,055,629	CCC	Series 2004-2A, Class B1, 2.064% due 5/25/35(a)(b)	1,551,846
		Citigroup Commercial Mortgage Trust:
620,000	Aaa(d)	Series 2013-375P, Class A, 3.251% due 5/10/35(a)	618,270
300,000	BB(i)	Series 2014-GC19, Class E, 4.401% due 3/10/47(a)(b)	226,923
140,000	Aa1(d)	Series 2014-GC25, Class AS, 4.017% due 10/10/47	141,728
440,000	Aaa(d)	Series 2015-GC27, Class A5, 3.137% due 2/10/48	433,171
420,000	BBB-(i)	Series 2015-GC33, Class D, 3.172% due 9/10/58	328,028
215,000	Aaa(d)	Series 2017-P7, Class A4, 3.712% due 4/14/50	218,111
355,000	Aaa(d)	Series 2017-P7, Class AAB, 3.509% due 4/14/50	358,310
		Citigroup/Deutsche Bank Commercial Mortgage Trust:
40,000	D	Series 2006-CD3, Class AJ, 5.688% due 10/15/48	20,091
2,062,409	AA+	Series 2017-CD4, Class XA, 1.326% due 5/10/50(b)(j)	178,203
490,000	AAA	Cold Storage Trust, Series 2017-ICE3, Class A, 2.588% (1-Month USD-LIBOR + 1.000%) due 4/15/36(a)(b)	492,761
178,299	Aaa(d)	Colony Mortgage Capital Ltd., Series 2014-FL2, Class B, 4.030% (1-Month USD-LIBOR + 2.450%) due 11/10/31(a)(b)	178,640
		Commercial Mortgage Trust:
265,000	AAA(i)	Series 2013-300P, Class A1, 4.353% due 8/10/30(a)	278,225
190,000	AA-(i)	Series 2013-300P, Class B, 4.394% due 8/10/30(a)(b)	197,262
260,000	BB	Series 2013-CR9, Class E, 4.263% due 7/10/45(a)(b)	204,064
535,000	Aaa(d)	Series 2013-CR11, Class A3, 3.983% due 8/10/50	553,204
40,000	Aa3(d)	Series 2013-CR12, Class B, 4.762% due 10/10/46(b)	41,397
20,000	A3(d)	Series 2013-CR12, Class C, 5.079% due 10/10/46(b)	19,984
265,000	AAA(i)	Series 2014-277P, Class A, 3.611% due 8/10/49(a)(b)	269,243
140,000	AAA	Series 2014-CR18, Class A5, 3.828% due 7/15/47	143,569
685,000	AAA	Series 2014-CR18, Class ASB, 3.452% due 7/15/47	694,443
210,000	A-(i)	Series 2014-CR21, Class C, 4.416% due 12/10/47(b)	205,930
345,000	Aaa(d)	Series 2014-LC17, Class A5, 3.917% due 10/10/47	355,006
5,289,128	Aa1(d)	Series 2015-CR25, Class XA, 0.941% due 8/10/48(b)(j)	279,797
270,000	AAA	Series 2016-787S, Class A, 3.545% due 2/10/36(a)	268,726
		Core Industrial Trust:
370,000	AAA	Series 2015-CALW, Class A, 3.040% due 2/10/34(a)	369,578
440,000	AAA	Series 2015-TEXW, Class A, 3.077% due 2/10/34(a)	439,938
1,600,000	BB-	Series 2015-TEXW, Class E, 3.849% due 2/10/34(a)(b)	1,580,055
331,123	CCC	Countrywide Alternative Loan Trust, Series 2005-24, Class 4A1, 1.826% (1-Month USD-LIBOR + 0.230%) due 7/20/35(b)	325,010
		Countrywide Asset-Backed Certificates:
192,535	CCC	Series 2006-SD3, Class A1, 1.951% (1-Month USD-LIBOR + 0.330%) due 7/25/36(a)(b)	181,114
890,795	CCC	Series 2007-4, Class A4W, 4.761% due 4/25/47	866,123
340,171	AA	Series 2007-13, Class 2A2, 2.421% (1-Month USD-LIBOR + 0.800%) due 10/25/47(b)	337,415
		Countrywide Home Loan Mortgage Pass-Through Trust:
125,343	Ca(d)	Series 2005-11, Class 3A3, 2.511% due 4/25/35(b)	98,279
65,645	WR(d)	Series 2005-11, Class 6A1, 2.221% (1-Month USD-LIBOR + 0.600%) due 3/25/35(b)	61,167
		Credit Suisse Commercial Mortgage Capital Trust:
2,824,030	Caa3(d)	Series 2006-7, Class 3A2, 5.579% (7.200% — 1-Month USD-LIBOR) due 8/25/36(b)(f)(j)	482,097
290,000	B-	Series 2014-USA, Class F, 4.373% due 9/15/37(a)	240,134
912,035	NR	Series 2015-5R, Class 1A1, 1.066% due 9/27/46(a)	911,091
240,000	Aaa(d)	Series 2017-LSTK, Class A, 2.761% due 4/5/33(a)	237,770
		Credit Suisse Commercial Mortgage Trust:
40,444	Caa3(d)	Series 2006-C3, Class AJ, 6.278% due 6/15/38(b)	24,056
22,186	Caa1(d)	Series 2006-C5, Class AJ, 5.373% due 12/15/39	17,780
142,900	B+	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 8A1, 4.500% due 7/25/20	144,299

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 10.7% — (continued)
$295,000	Aaa(d)	Credit Suisse USA CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4, 3.505% due 4/15/50	$296,977
660,000	AAA	DBUBS Mortgage Trust, Series 2017-BRBK, Class A, 3.452% due 10/10/34(a)	661,963
75,251	CCC	Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR2, Class A2B, 2.394% (1-Month USD-LIBOR + 0.800%) due 11/19/44(b)	70,390
472,066	B-	EquiFirst Mortgage Loan Trust, Series 2003-2, Class M2, 4.171% (1-Month USD-LIBOR + 2.550%) due 9/25/33(b)	481,496
		Federal Home Loan Mortgage Corp. (FHLMC), Interest Strips:
137,675	NR	Series 334, Class S7, 4.513% (6.100% — 1-Month USD-LIBOR) due 8/15/44(b)(j)	25,010
181,326	NR	Series 353, Class S1, 4.413% (6.000% — 1-Month USD-LIBOR) due 12/15/46(b)(j)	33,646
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
8,053	NR	Series 1865, Class DA, 27.942% (31.310% — 11th District Cost of Funds Index) due 2/15/24(b)(j)	4,113
72,957	NR	Series 3451, Class SB, 4.443% (6.030% — 1-Month USD-LIBOR) due 5/15/38(b)(j)	5,980
115,730	NR	Series 3621, Class SB, 4.643% (6.230% — 1-Month USD-LIBOR) due 1/15/40(b)(j)	15,823
555,000	NR	Series 3743, Class PB, 4.500% due 10/15/40	596,755
1,417,973	NR	Series 3866, Class SA, 4.363% (5.950% — 1-Month USD-LIBOR) due 5/15/41(b)(j)	175,421
531,544	NR	Series 3947, Class SG, 4.363% (5.950% — 1-Month USD-LIBOR) due 10/15/41(b)(j)	77,405
36,582	NR	Series 3973, Class SA, 4.903% (6.490% — 1-Month USD-LIBOR) due 12/15/41(b)(j)	6,790
451,649	NR	Series 4203, Class PS, 4.663% (6.250% — 1-Month USD-LIBOR) due 9/15/42(b)(j)	60,291
338,713	NR	Series 4210, Class Z, 3.000% due 5/15/43	308,189
231,159	NR	Series 4239, Class IO, 3.500% due 6/15/27(j)	22,842
286,162	NR	Series 4316, Class XZ, 4.500% due 3/15/44	305,583
135,934	NR	Series 4335, Class SW, 4.413% (6.000% — 1-Month USD-LIBOR) due 5/15/44(b)(j)	22,188
780,768	NR	Series 4639, Class HZ, step bond to yield, 1.750% due 4/15/53	701,364
118,080	NR	Series R007, Class ZA, 6.000% due 5/15/36	129,420
		Federal National Mortgage Association (FNMA), ACES:
367,098	NR	Series 2006-M2, Class A2A, 5.271% due 10/25/32(b)	381,721
17,428,986	NR	Series 2013-M7, Class X2, 0.199% due 12/27/22(b)(j)	125,909
130,809	NR	Series 2014-M12, Class FA, 1.858% (1-Month USD-LIBOR + 0.300%) due 10/25/21(b)	130,825
48,849	NR	Series 2015-M7, Class AB2, 2.502% due 12/25/24	47,012
6,051,848	NR	Series 2015-M7, Class X2, 0.511% due 12/25/24(b)(j)	174,565
21,105,232	NR	Series 2015-M8, Class X2, 0.170% due 1/25/25(b)(j)	203,243
400,000	NR	Series 2016-M7, Class A2, 2.499% due 9/25/26	377,968
100,000	NR	Series 2017-M8, Class A2, 3.061% due 5/25/27(b)	98,268
340,000	NR	Series 2017-M10, Class AV2, 2.561% due 7/25/24(b)	332,036
345,437	A3(d)	Federal National Mortgage Association (FNMA), Connecticut Avenue Securities, Series 2016-C04, Class 1M1, 3.071% (1-Month USD-LIBOR + 1.450%) due 1/25/29(a)(b)	348,511
83,165	NR	Federal National Mortgage Association (FNMA), Grantor Trust, Series 2000-T6, Class A3, 4.238% due 11/25/40(b)	82,434
		Federal National Mortgage Association (FNMA), Interest Strip:
193,348	NR	Series 409, Class C13, 3.500% due 11/25/41(j)	35,700
359,257	NR	Series 409, Class C18, 4.000% due 4/25/42(j)	70,834
51,610	NR	Series 409, Class C22, 4.500% due 11/25/39(j)	10,201
		Federal National Mortgage Association (FNMA), REMICS:
38,172	NR	Series 2004-38, Class FK, 1.971% (1-Month USD-LIBOR + 0.350%) due 5/25/34(b)	38,221
200,054	NR	Series 2005-117, Class LC, 5.500% due 11/25/35	208,755
818,683	NR	Series 2006-51, Class SP, 5.029% (6.650% — 1-Month USD-LIBOR) due 3/25/36(b)(j)	101,988
359,158	NR	Series 2007-68, Class SC, 5.079% (6.700% — 1-Month USD-LIBOR) due 7/25/37(b)(j)	52,567
800,939	NR	Series 2008-18, Class SM, 5.379% (7.000% — 1-Month USD-LIBOR) due 3/25/38(b)(j)	102,578
1,247,307	NR	Series 2011-8, Class ZA, 4.000% due 2/25/41	1,285,198
503,768	NR	Series 2011-87, Class SG, 4.929% (6.550% — 1-Month USD-LIBOR) due 4/25/40(b)(j)	53,448
204,755	NR	Series 2011-90, Class QI, 5.000% due 5/25/34(j)	13,054
770,000	NR	Series 2011-131, Class PB, 4.500% due 12/25/41	816,068
118,065	NR	Series 2012-35, Class SC, 4.879% (6.500% — 1-Month USD-LIBOR) due 4/25/42(b)(j)	21,296

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 10.7% — (continued)
$161,881	NR	Series 2012-46, Class BA, 6.000% due 5/25/42	$181,160
235,116	NR	Series 2012-51, Class B, 7.000% due 5/25/42	272,184
32,626	NR	Series 2012-70, Class YS, 5.029% (6.650% — 1-Month USD-LIBOR) due 2/25/41(b)(j)	4,116
195,155	NR	Series 2012-74, Class SA, 5.029% (6.650% — 1-Month USD-LIBOR) due 3/25/42(b)(j)	25,952
32,526	NR	Series 2012-75, Class AO, zero coupon, due 3/25/42(g)	28,551
182,452	NR	Series 2012-101, Class BI, 4.000% due 9/25/27(j)	17,405
298,303	NR	Series 2012-118, Class CI, 3.500% due 12/25/39(j)	36,719
153,543	NR	Series 2012-133, Class CS, 4.529% (6.150% — 1-Month USD-LIBOR) due 12/25/42(b)(j)	25,709
549,781	NR	Series 2013-9, Class BC, 6.500% due 7/25/42	621,742
456,335	NR	Series 2013-9, Class CB, 5.500% due 4/25/42	493,586
128,367	NR	Series 2013-54, Class BS, 4.529% (6.150% — 1-Month USD-LIBOR) due 6/25/43(b)(j)	23,396
377,948	NR	Series 2016-60, Class QS, 4.479% (6.100% — 1-Month USD-LIBOR) due 9/25/46(b)(j)	53,714
		FHLMC Multifamily Structured Pass-Through Certificates:
253,936	AAA(i)	Series K016, Class X1, 1.521% due 10/25/21(b)(j)	11,528
500,000	AAA(i)	Series K072, Class A2, 3.444% due 12/25/50	506,620
1,155,166	NR	Series KBAM, Class A, 2.280% (1-Month USD-LIBOR + 0.700%) due 9/25/22(b)	1,160,740
464,976	NR	Series KF34, Class A, 1.940% (1-Month USD-LIBOR + 0.360%) due 8/25/24(b)	465,557
1,199,970	NR	Series KF39, Class A, 1.900% (1-Month USD-LIBOR + 0.320%) due 11/25/24(b)	1,200,994
375,189	NR	Series KIR2, Class A1, 2.748% due 3/25/27	370,232
140,000	NR	Series KIR3, Class A2, 3.281% due 8/25/27	139,792
336,189	NR	Series KW02, Class A1, 2.896% due 4/25/26	333,497
1,297,624	NR	Series Q006, Class APT2, 2.531% due 9/25/26(b)	1,312,021
		FHLMC Structured Agency Credit Risk Debt Notes:
469,000	Ba2(d)	Series 2016-DNA1, Class M3, 7.171% (1-Month USD-LIBOR + 5.550%) due 7/25/28(b)	572,286
600,000	BBB+(i)	Series 2016-DNA4, Class M2, 2.921% (1-Month USD-LIBOR + 1.300%) due 3/25/29(b)	607,818
655,000	B+(i)	Series 2017-DNA2, Class M2, 5.071% (1-Month USD-LIBOR + 3.450%) due 10/25/29(b)	718,941
600,000	B+(i)	Series 2017-DNA3, Class M2, 4.121% (1-Month USD-LIBOR + 2.500%) due 3/25/30(b)	621,934
1,812,046	CCC	First Franklin Mortgage Loan Trust, Series 2006-FF13, Class A2D, 1.861% (1-Month USD-LIBOR + 0.240%) due 10/25/36(b)	1,395,776
600,000	AAA	Flagship CLO VIII Ltd., Series 2014-8A, Class AR, 2.972% (3-Month USD-LIBOR + 1.250%) due 1/16/26(a)(b)	603,864
967,449	AAA	Four Times Square Trust Commercial Mortgage Pass-Through Certificates, Series 2006-4TS, Class A, 5.401% due 12/13/28(a)	1,024,554
		GAHR Commercial Mortgage Trust:
93,898	AAA	Series 2015-NRF, Class AFL1, 3.110% (1-Month USD-LIBOR + 1.300%) due 12/15/34(a)(b)	93,972
505,000	BBB-	Series 2015-NRF, Class DFX, 3.382% due 12/15/34(a)(b)	503,545
130,837	BB+	GE Business Loan Trust, Series 2006-1A, Class C, 2.008% (1-Month USD-LIBOR + 0.420%) due 5/15/34(a)(b)	121,435
		Government National Mortgage Association (GNMA):
688,937	NR	Series 2007-51, Class SG, 4.986% (6.580% — 1-Month USD-LIBOR) due 8/20/37(b)(j)	100,769
1,889,342	NR	Series 2008-51, Class GS, 4.642% (6.230% — 1-Month USD-LIBOR) due 6/16/38(b)(j)	277,289
22,419	NR	Series 2010-31, Class GS, 4.906% (6.500% — 1-Month USD-LIBOR) due 3/20/39(b)(j)	1,084
89,986	NR	Series 2010-85, Class HS, 5.056% (6.650% — 1-Month USD-LIBOR) due 1/20/40(b)(j)	9,527
2,913	NR	Series 2010-107, Class SG, 4.556% (6.150% — 1-Month USD-LIBOR) due 2/20/38(b)(j)	9
431,311	NR	Series 2012-H27, Class AI, 1.725% (1-Month USD-LIBOR) due 10/20/62(b)(j)	28,046
344,083	NR	Series 2013-53, Class OI, 3.500% due 4/20/43(j)	55,113
3,338,247	NR	Series 2013-85, Class IA, 0.739% due 3/16/47(b)(j)	122,859
1,834,872	NR	Series 2014-105, Class IO, 0.960% due 6/16/54(b)(j)	99,857
139,902	NR	Series 2015-167, Class OI, 4.000% due 4/16/45(j)	29,658
145,461	NR	Series 2016-84, Class IG, 4.500% due 11/16/45(j)	30,064
88,013	NR	Series 2016-135, Class SB, 4.512% (6.100% — 1-Month USD-LIBOR) due 10/16/46(b)(j)	16,680
890,153	NR	Series 2017-H22, Class IC, 2.209% (1-Year USD-LIBOR) due 11/20/67(b)(j)	116,991
5,426,876	Aa1(d)	GS Mortgage Securities Trust, Series 2015-GS1, Class XA, 0.821% due 11/10/48(b)(j)	271,762

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 10.7% — (continued)
		Harborview Mortgage Loan Trust:
$217,456	A+	Series 2004-5, Class 2A6, 3.239% due 6/19/34(b)	$219,337
100,809	WD(i)	Series 2006-2, Class 1A, 3.834% due 2/25/36(b)	78,331
1,193,920	CC	Series 2006-10, Class 1A1A, 1.794% (1-Month USD-LIBOR + 0.200%) due 11/19/36(b)	1,068,704
134,031	AA	Impac CMB Trust, Series 2007-A, Class A, 2.121% (1-Month USD-LIBOR + 0.500%) due 5/25/37(a)(b)	131,832
59,925	Caa2(d)	Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 3.454% due 9/25/35(b)	56,881
1,088,870	CCC	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A3, 1.781% (1-Month USD-LIBOR + 0.160%) due 8/25/36(b)	461,760
1,350,000	CCC	JP Morgan Mortgage Acquisition Corp. 2006-FRE1, Series 2006-FRE1, Class M1, 2.011% (1-Month USD-LIBOR + 0.390%) due 5/25/35(b)	1,343,074
		JP Morgan Mortgage Trust:
490,505	Aaa(d)	Series 2017-1, Class A4, 3.500% due 1/25/47(a)(b)	493,743
368,906	Aaa(d)	Series 2017-2, Class A6, 3.000% due 5/25/47(a)(b)	364,236
		JPMBB Commercial Mortgage Securities Trust:
40,000	Aa3(d)	Series 2013-C17, Class B, 4.881% due 1/15/47(b)	42,050
350,000	BB(i)	Series 2014-C23, Class E, 3.364% due 9/15/47(a)(b)	217,881
240,000	A3(d)	Series 2014-C24, Class C, 4.423% due 11/15/47(b)	240,488
120,000	Aaa(d)	Series 2015-C31, Class A3, 3.801% due 8/15/48	122,702
		JPMorgan Chase Commercial Mortgage Securities Trust:
920,000	D	Series 2007-CB18, Class AJ, 5.502% due 6/12/47(b)	763,596
114,857	Aaa(d)	Series 2011-C5, Class A3, 4.171% due 8/15/46	118,452
175,000	Aaa(d)	Series 2011-C5, Class AS, 5.408% due 8/15/46(a)(b)	186,467
370,000	Aa1(d)	Series 2011-C5, Class B, 5.408% due 8/15/46(a)(b)	391,681
227,034	AAA	Series 2012-HSBC, Class A, 3.093% due 7/5/32(a)	226,579
460,000	AA	Series 2012-HSBC, Class C, 4.021% due 7/5/32(a)	464,687
650,000	AA	Series 2014-FL6, Class B, 3.868% (1-Month USD-LIBOR + 2.280%) due 11/15/31(a)(b)	650,289
150,000	A-	Series 2014-PHH, Class C, 3.938% (1-Month USD-LIBOR + 2.350%) due 8/15/27(a)(b)	150,233
242,831	AAA	Series 2015-SGP, Class A, 3.288% (1-Month USD-LIBOR + 1.700%) due 7/15/36(a)(b)	243,653
350,000	Aaa(d)	Series 2016-NINE, Class A, 2.854% due 10/6/38(a)(b)	332,749
265,000	AAA	Series 2018-BCON, Class A, 3.735% due 1/5/31(a)	271,083
400,921	Aaa(d)	JPMorgan Trust, Series 2015-5, Class A9, 2.886% due 5/25/45(a)(b)	399,918
128,139	AAA	LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% due 7/15/40(b)	128,097
71,614	Ca(d)	Lehman XS Trust, Series 2005-7N, Class 1A1B, 1.921% (1-Month USD-LIBOR + 0.300%) due 12/25/35(b)	55,564
357,991	AAA	Limerock CLO II Ltd., Series 2014-2A, Class AR, 3.034% (3-Month USD-LIBOR + 1.300%) due 4/18/26(a)(b)	360,290
192,063	AAA	Lone Star Portfolio Trust, Series 2015-LSP, Class A1A2, 3.388% (1-Month USD-LIBOR + 1.800%) due 9/15/28(a)(b)	192,455
275,000	Aaa(d)	Magnetite IX Ltd., Series 2014-9A, Class A1R, 2.745% (3-Month USD-LIBOR + 1.000%) due 7/25/26(a)(b)	275,540
		MASTR Adjustable Rate Mortgages Trust:
110,750	A+	Series 2004-13, Class 3A7, 3.467% due 11/21/34(b)	114,008
660,862	CCC	Series 2004-14, Class M2, 2.621% (1-Month USD-LIBOR + 1.000%) due 1/25/35(b)	654,956
412,486	AA+	MASTR Seasoned Securitization Trust, Series 2005-1, Class 4A1, 3.410% due 10/25/32(b)	417,045
331,030	CCC	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A4, 1.871% (1-Month USD-LIBOR + 0.250%) due 7/25/37(b)	241,001
		Merrill Lynch Mortgage Investors Trust:
25,114	A+	Series 2004-A3, Class 4A3, 3.818% due 5/25/34(b)	25,076
491,062	BBB	Series 2005-2, Class 2A, 3.480% (1-Year CMT Index + 2.250%) due 10/25/35(b)	496,981
673,327	AA+	Mid-State Capital Corp. Trust, Series 2004-1, Class A, 6.005% due 8/15/37	731,130
		ML-CFC Commercial Mortgage Trust:
113,055	Caa2(d)	Series 2007-5, Class AJ, 5.450% due 8/12/48(b)	86,549
142,981	CC(i)	Series 2007-9, Class AJ, 6.125% due 9/12/49(b)	118,093

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 10.7% — (continued)
		Morgan Stanley Bank of America Merrill Lynch Trust:
$30,000	Aaa(d)	Series 2013-C10, Class A4, 4.082% due 7/15/46(b)(k)	$31,274
500,000	Aaa(d)	Series 2013-C13, Class A4, 4.039% due 11/15/46(k)	518,425
345,000	Aaa(d)	Series 2014-C16, Class A5, 3.892% due 6/15/47(k)	355,613
260,000	A-(i)	Series 2016-C30, Class C, 4.131% due 9/15/49(b)(k)	254,607
436,185	AAA	New Residential Mortgage Loan Trust, Series 2016-4A, Class A1, 3.750% due 11/25/56(a)(b)	441,318
649,075	AAA	New Residential Mortgage Trust, Series 2018-1A, Class A1A, 4.000% due 12/25/57(a)(b)	666,466
240,000	AAA	Octagon Investment Partners 25 Ltd., Series 2015-1A, Class AR, 0.000% (0.800% — 3-Month USD-LIBOR) due 10/20/26(a)(b)	240,456
580,000	AAA	One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% due 2/10/32(a)	583,729
670,000	BBB-	People’s Choice Home Loan Securities Trust, Series 2004-1, Class M1, 2.506% (1-Month USD-LIBOR + 0.885%) due 6/25/34(b)	662,109
		PFS Financing Corp.:
635,000	AAA	Series 2015-AA, Class A, 2.208% (1-Month USD-LIBOR + 0.620%) due 4/15/20(a)(b)	635,373
110,000	AAA	Series 2016-BA, Class A, 1.870% due 10/15/21(a)	108,476
1,040,000	AAA	Series 2017-AA, Class A, 2.168% (1-Month USD-LIBOR + 0.580%) due 3/15/21(a)(b)	1,042,295
1,186,053	A	Popular ABS Mortgage Pass-Through Trust, Series 2006-C, Class A4, 1.871% (1-Month USD-LIBOR + 0.250%) due 7/25/36(b)	1,177,999
		Prime Mortgage Trust:
68,137	CCC	Series 2006-DR1, Class 1A1, 5.500% due 5/25/35(a)	64,815
1,064,832	CCC	Series 2006-DR1, Class 2A1, 5.500% due 5/25/35(a)	780,457
3,540	CCC	RAMP Trust, Series 2003-RS4, Class AIIB, 2.281% (1-Month USD-LIBOR + 0.660%) due 5/25/33(b)	3,166
915,000	AAA	RBS Commercial Funding Inc. Trust, Series 2013-GSP, Class A, 3.834% due 1/13/32(a)(b)	927,290
257,402	Caa2(d)	Residential Asset Securitization Trust, Series 2005-A15, Class 1A4, 5.750% due 2/25/36	258,963
1,979,218	AA-	Sequoia Mortgage Trust, Series 2003-1, Class 1A, 2.354% (1-Month USD-LIBOR + 0.760%) due 4/20/33(b)	1,950,656
227,398	A	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 1A2, 3.543% due 11/25/34(b)	228,640
1,036,104	AA	Structured Asset Investment Loan Trust, Series 2004-6, Class A3, 2.421% (1-Month USD-LIBOR + 0.800%) due 7/25/34(b)	1,036,925
137,425	AA+	Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A3, 1.840% (1-Month USD-LIBOR + 0.250%) due 7/19/35(b)	134,301
138,338	CCC	Structured Asset Securities Corp., Series 2005-RF3, Class 1A, 1.971% (1-Month USD-LIBOR + 0.350%) due 6/25/35(a)(b)	122,161
100,000	AAA	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class A, 2.330% (1-Month USD-LIBOR + 0.750%) due 11/11/34(a)(b)	100,305
403,261	Aaa(d)	Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.250% due 4/25/56(a)(b)	398,136
530,000	AAA	VNDO Mortgage Trust, Series 2012-6AVE, Class A, 2.996% due 11/15/30(a)	524,463
100,000	AAA	Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class A, 2.938% (1-Month USD-LIBOR + 1.350%) due 6/15/29(a)(b)	100,295
		WaMu Mortgage Pass-Through Certificates Trust:
14,928	BBB+	Series 2004-AR11, Class A, 3.277% due 10/25/34(b)	14,997
66,802	BBB+	Series 2004-AR12, Class A2A, 2.011% (1-Month USD-LIBOR + 0.390%) due 10/25/44(b)	66,723
442,008	B-	Series 2005-AR4, Class A5, 3.109% due 4/25/35(b)	446,008
188,544	BBB-	Series 2005-AR19, Class A1A2, 1.911% (1-Month USD-LIBOR + 0.290%) due 12/25/45(b)	185,824
1,093,170	CCC	Series 2006-AR3, Class A1A, 2.201% (1-Year Treasury Average Rate + 1.000%) due 2/25/46(b)	1,073,065
529,070	CCC	Series 2006-AR13, Class 2A, 2.253% (11th District Cost of Funds Index + 1.500%) due 10/25/46(b)	515,777
231,097	WD(i)	Series 2007-HY4, Class 4A1, 3.063% due 9/25/36(b)	210,018
619,004	Ca(d)	Series 2007-OA2, Class 2A, 1.901% (1-Year Treasury Average Rate + 0.700%) due 1/25/47(b)	500,510

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 10.7% — (continued)
			Wells Fargo Commercial Mortgage Trust:
$120,000		Aa3(d)	Series 2013-LC12, Class B, 4.291% due 7/15/46(b)	$122,303
1,000,000		Aa2(d)	Series 2015-C28, Class AS, 3.872% due 5/15/48(b)	999,342
150,000		Aaa(d)	Series 2015-LC20, Class A5, 3.184% due 4/15/50	147,730
960,000		Aaa(d)	Series 2015-NXS1, Class A5, 3.148% due 5/15/48	944,701
310,000		A-(i)	Series 2015-NXS1, Class C, 3.848% due 5/15/48(b)	297,496
330,000		BBB-(i)	Series 2015-NXS1, Class D, 4.102% due 5/15/48(b)	294,395
700,000		AAA	Series 2016-BNK1, Class A3, 2.652% due 8/15/49	658,504
500,000		AAA	Series 2016-BNK1, Class ASB, 2.514% due 8/15/49	479,799
			Wells Fargo Mortgage-Backed Securities Trust:
294,651		Caa1(d)	Series 2006-12, Class A3, 6.000% due 10/25/36	296,895
146,594		CCC	Series 2006-AR2, Class 2A1, 3.742% due 3/25/36(b)	148,970
42,215		Caa2(d)	Series 2006-AR7, Class 2A4, 3.357% due 5/25/36(b)	43,085
			WF-RBS Commercial Mortgage Trust:
202,071		Aaa(d)	Series 2011-C2, Class A4, 4.869% due 2/15/44(a)(b)	211,171
363,947		Aaa(d)	Series 2011-C4, Class A3, 4.394% due 6/15/44(a)	369,594
1,768,302		Aaa(d)	Series 2012-C7, Class XA, 1.436% due 6/15/45(a)(b)(j)	82,979
145,000		Aaa(d)	Series 2013-C14, Class A4, 3.073% due 6/15/46	144,047
2,474,088		Aaa(d)	Series 2014-C20, Class XA, 1.092% due 5/15/47(b)(j)	108,118
240,000		BBB-(i)	Series 2014-C22, Class D, 3.906% due 9/15/57(a)(b)	190,857

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $90,850,330)	86,275,858

SOVEREIGN BONDS — 2.5%
Argentina — 0.1%
1,020,000		B+	Argentine Republic Government International Bonds, 5.625% due 1/26/22	1,041,420

Brazil — 0.4%
656,000	BRL	BB-	Brazil Notas do Tesouro Nacional Serie B, 6.000% due 8/15/50	708,509
			Brazil Notas do Tesouro Nacional Serie F:
296,000	BRL	BB-	10.000% due 1/1/21	96,272
5,296,000	BRL	BB-	10.000% due 1/1/23	1,716,473
910,000	BRL	BB-	10.000% due 1/1/27	292,321
			Brazilian Government International Bonds:
280,000		BB-	4.875% due 1/22/21	293,300
400,000		BB-	5.000% due 1/27/45	358,000

			Total Brazil	3,464,875

Canada — 0.1%
152,000		A+	Province of Manitoba Canada, 3.050% due 5/14/24	151,187
895,000		A+	Province of Ontario Canada, 1.250% due 6/17/19	882,410

			Total Canada	1,033,597

Colombia — 0.2%
			Colombia Government International Bonds:
220,000		BBB-	8.125% due 5/21/24	271,425
200,000		BBB-	4.500% due 1/28/26	206,175
280,000		BBB-	3.875% due 4/25/27	273,070
370,000		BBB-	5.625% due 2/26/44	400,155

			Total Colombia	1,150,825

Indonesia — 0.2%
			Indonesia Government International Bonds:
700,000		BBB-	3.750% due 4/25/22	704,859
290,000		Baa3(d)	3.500% due 1/11/28	276,178
330,000		Baa3(d)	4.350% due 1/11/48	314,259

			Total Indonesia	1,295,296

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
Mexico — 1.0%
			Mexican Bonos:
30,492,700	MXN	A-	6.500% due 6/9/22	$1,556,754
15,120,000	MXN	A-	10.000% due 12/5/24	905,628
9,400,000	MXN	A3(d)	8.000% due 11/7/47	504,009
56,025,700	MXN	A-	7.750% due 11/13/42	2,930,653
			Mexico Government International Bonds:
$61,000		BBB+	3.500% due 1/21/21	62,281
174,000		BBB+	3.625% due 3/15/22	176,871
44,000		BBB+	4.000% due 10/2/23	44,918
790,000		BBB+	4.150% due 3/28/27	789,803
665,000		BBB+	3.750% due 1/11/28	637,901
210,000		BBB+	4.750% due 3/8/44	202,650

			Total Mexico	7,811,468

Panama — 0.0%
200,000		BBB	Panama Government International Bonds, 4.000% due 9/22/24	206,500

Peru — 0.0%
			Peruvian Government International Bonds:
60,000		BBB+	6.550% due 3/14/37	77,730
170,000		BBB+	5.625% due 11/18/50	203,575

			Total Peru	281,305

Poland — 0.1%
710,000		BBB+	Poland Government International Bonds, 4.000% due 1/22/24	736,185

Russia — 0.4%
			Russian Federal Bonds — OFZ:
22,990,000	RUB	BBB	7.000% due 8/16/23	416,655
6,950,000	RUB	NR	7.750% due 9/16/26	130,622
31,310,000	RUB	BBB	8.150% due 2/3/27	604,141
112,753,000	RUB	BBB	7.050% due 1/19/28	2,021,687

			Total Russia	3,173,105

Uruguay — 0.0%
			Uruguay Government International Bonds:
70,000		BBB	4.500% due 8/14/24	74,095
125,000		BBB	4.375% due 10/27/27	129,259

			Total Uruguay	203,354

			TOTAL SOVEREIGN BONDS (Cost — $22,230,513)	20,397,930

ASSET-BACKED SECURITIES — 2.2%
Automobiles — 0.3%
			AmeriCredit Automobile Receivables Trust:
170,000		AAA	Series 2016-2, Class A3, 1.600% due 11/9/20	169,442
70,000		AAA	Series 2017-1, Class A3, 1.870% due 8/18/21	69,233
170,000		AAA	Drive Auto Receivables Trust, Series 2017-3, Class A3, 1.850% due 4/15/20	169,643
			Hertz Vehicle Financing II LP:
440,000		Aaa(d)	Series 2018-1A, Class A, 3.290% due 2/25/24(a)	434,565
270,000		A(i)	Series 2018-1A, Class B, 3.600% due 2/25/24(a)	267,111
1,380,000		Aaa(d)	Hertz Vehicle Financing LLC, Series 2013-1A, Class A2, 1.830% due 8/25/19(a)	1,377,400
100,000		AAA	Hyundai Floorplan Master Owner Trust, Series 2016-1A, Class A2, 1.810% due 3/15/21(a)	99,230

			Total Automobiles	2,586,624

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Credit Cards — 0.3%
$740,000	AAA	Capital One Multi-Asset Execution Trust, Series 2016-A4, Class A4, 1.330% due 6/15/22	$726,938
315,000	AAA	Citibank Credit Card Issuance Trust, Series 2017-A6, Class A6, 2.358% (1-Month USD-LIBOR + 0.770%) due 5/14/29(b)	319,091
645,000	AAA	Discover Card Execution Notes Trust, Series 2016-A1, Class A1, 1.640% due 7/15/21	641,409
565,000	AAA	Synchrony Credit Card Master Notes Trust, Series 2012-7, Class A, 1.760% due 9/15/22	558,316

		Total Credit Cards	2,245,754

Student Loans — 1.6%
444,291	AA+	CIT Education Loan Trust, Series 2007-1, Class A, 1.765% (3-Month USD-LIBOR + 0.090%) due 3/25/42(a)(b)	419,947
		Navient Private Education Loan Trust:
463,599	AAA	Series 2014-AA, Class A2B, 2.838% (1-Month USD-LIBOR + 1.250%) due 2/15/29(a)(b)	471,671
114,372	AAA	Series 2014-CTA, Class A, 2.288% (1-Month USD-LIBOR + 0.700%) due 9/16/24(a)(b)	114,690
		Navient Student Loan Trust:
600,000	AAA	Series 2017-1A, Class A2, 2.371% (1-Month USD-LIBOR + 0.750%) due 7/26/66(a)(b)	606,238
240,000	AA+	Series 2017-3A, Class A3, 2.671% (1-Month USD-LIBOR + 1.050%) due 7/26/66(a)(b)	247,205
500,000	AAA	Series 2017-4A, Class A2, 2.121% (1-Month USD-LIBOR + 0.500%) due 9/27/66(a)(b)	503,748
		SLC Student Loan Trust:
240,000	AA+	Series 2005-1, Class A4, 1.989% (3-Month USD-LIBOR + 0.150%) due 2/15/45(b)	234,512
1,811,093	AAA	Series 2005-3, Class A3, 1.708% (3-Month USD-LIBOR + 0.120%) due 6/15/29(b)	1,799,338
		SLM Private Education Loan Trust:
193,421	AAA	Series 2012-C, Class A2, 3.310% due 10/15/46(a)	193,553
108,893	AAA	Series 2012-D, Class A2, 2.950% due 2/15/46(a)	108,899
		SLM Student Loan Trust:
238,894	AA+	Series 2003-4, Class A5E, 2.338% (3-Month USD-LIBOR + 0.750%) due 3/15/33(a)(b)	238,199
1,900,000	AAA	Series 2004-1, Class A4, 2.005% (3-Month USD-LIBOR + 0.260%) due 10/27/25(b)	1,897,615
1,128,307	AAA	Series 2005-4, Class A3, 1.865% (3-Month USD-LIBOR + 0.120%) due 1/25/27(b)	1,125,706
950,000	AAA	Series 2005-5, Class A4, 1.885% (3-Month USD-LIBOR + 0.140%) due 10/25/28(b)	945,987
880,000	AA+	Series 2005-5, Class A5, 2.495% (3-Month USD-LIBOR + 0.750%) due 10/25/40(b)	884,335
591,898	AAA	Series 2005-8, Class A4, 2.295% (3-Month USD-LIBOR + 0.550%) due 1/25/28(b)	594,500
615,588	AAA	Series 2006-9, Class A5, 1.845% (3-Month USD-LIBOR + 0.100%) due 1/26/26(b)	614,129
		SMB Private Education Loan Trust:
93,034	AAA	Series 2015-B, Class A2A, 2.980% due 7/15/27(a)	92,608
545,000	AAA	Series 2015-C, Class A3, 3.538% (1-Month USD-LIBOR + 1.950%) due 8/16/32(a)(b)	570,692
100,000	Aaa(d)	Series 2016-A, Class A2A, 2.700% due 5/15/31(a)	98,487
220,000	AAA	Series 2017-B, Class A2A, 2.820% due 10/15/35(a)	215,995
130,000	AAA	Series 2017-B, Class A2B, 2.338% (1-Month USD-LIBOR + 0.750%) due 10/15/35(a)(b)	130,835
550,000	AAA	Sofi Professional Loan Program LLC, Series 2018-A, Class A2B, 2.950% due 2/25/42(a)	541,705

		Total Student Loans	12,650,594

		TOTAL ASSET-BACKED SECURITIES (Cost — $17,382,944)	17,482,972

SENIOR LOANS — 1.8%
175,000	NR	American Airlines Inc., (Restricted, cost — $175,656, acquired 10/5/17), 3.631% (1-Month USD-LIBOR + 2.000%) due 6/27/20(e)	175,602
349,121	NR	American Builders & Contractors Supply Co., Inc., (Restricted, cost — $351,739, acquired 10/4/17), 4.148% (1-Month USD-LIBOR + 2.500%) due 10/31/23(e)	351,505
597,000	NR	Avolon TLB Borrower 1 LLC, (Restricted, cost — $605,955, acquired 1/30/17), 3.840% (1-Month USD-LIBOR + 2.250%) due 3/21/22(e)	596,914
361,000	NR	Beacon Roofing Supply Inc., (Restricted, cost — $364,209, acquired 10/16/17), 3.830% (1-Month USD-LIBOR + 2.250%) due 1/2/25(e)	363,294
37,198	NR	Berry Global Group Inc., (Restricted, cost — $37,308, acquired 2/12/18), 3.622% (1-Month USD-LIBOR + 2.000%) due 10/1/22(e)	37,364
87,500	NR	Caesars Resort Collection LLC, (Restricted, cost — $87,719, acquired 10/4/17), 4.398% (1-Month USD-LIBOR + 2.750%) due 12/23/24(e)	88,190

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
SENIOR LOANS — 1.8% — (continued)
$300,000	NR	CenturyLink Inc., (Restricted, cost — $297,702, acquired 5/19/17), 4.398% (1-Month USD-LIBOR + 2.750%) due 1/31/25(e)	$295,313
80,298	NR	Change Healthcare Holdings Inc., (Restricted, cost — $80,800, acquired 10/12/17), 4.398% (1-Month USD-LIBOR + 2.750%) due 3/1/24(e)	80,554
396,300	NR	Charter Communications Operating LLC, (Restricted, cost — $396,390, acquired 12/14/17), 3.650% (1-Month USD-LIBOR + 2.000%) due 4/30/25(e)	397,640
31,421	NR	CityCenter Holdings LLC, (Restricted, cost — $31,578, acquired 10/12/17), 4.148% (1-Month USD-LIBOR + 2.500%) due 4/18/24(e)	31,604
608,475	NR	Dell International LLC, (Restricted, cost — $610,167, acquired 10/27/17), 3.650% (1-Month USD-LIBOR + 2.000%) due 9/7/23(e)	609,007
2,100,000	NR	Delos Finance SARL, (Restricted, cost — $2,118,375, acquired 8/9/17), 3.693% (3-Month USD-LIBOR + 2.000%) due 10/6/23(e)	2,108,999
1,086,111	NR	Delta Air Lines Inc., (Restricted, cost — $1,095,615, acquired 10/24/16), 4.148% (1-Month USD-LIBOR + 2.500%) due 8/24/22(e)	1,096,684
350,000	NR	First Data Corp., (Restricted, cost — $351,750, acquired 10/12/17), 3.871% (1-Month USD-LIBOR + 2.250%) due 7/8/22(e)	351,054
2,460,000	NR	Flying Fortress Holdings LLC, (Restricted, cost — $2,469,004, acquired 2/27/18), 3.443% (1-Month USD-LIBOR + 1.750%) due 10/30/22(e)	2,468,573
57,854	NR	HCA Inc., (Restricted, cost — $58,288, acquired 10/19/17) due 2/15/24(e)(l)	58,348
345,315	NR	Hilton Worldwide Finance LLC, (Restricted, cost — $346,262, acquired 8/18/16), 3.621% (1-Month USD-LIBOR + 2.000%) due 10/25/23(e)	347,689
350,000	NR	Level 3 Financing Inc., (Restricted, cost — $351,094, acquired 10/6/17), 3.846% (1-Month USD-LIBOR + 2.250%) due 2/22/24(e)	351,045
138,148	NR	MGM Growth Properties Operating Partnership LP, (Restricted, cost — $138,839, acquired 10/16/17), 3.898% (1-Month USD-LIBOR + 2.250%) due 4/25/23(e)	138,958
199,832	NR	Michaels Stores Inc., (Restricted, cost — $201,330, acquired 9/28/16), 4.378% (1-Month USD-LIBOR + 2.750%) due 1/30/23(e)	201,151
339,875	NR	MPH Acquisition Holdings LLC, (Restricted, cost — $343,422, acquired 10/13/17), 4.693% (3-Month USD-LIBOR + 3.000%) due 6/7/23(e)	341,914
255,360	NR	Numericable U.S. LLC, (Restricted, cost — $255,170, acquired 10/6/17), 4.720% (3-Month USD-LIBOR + 3.000%) due 1/31/26(e)	246,486
42,040	NR	ON Semiconductor Corp., (Restricted, cost — $42,302, acquired 10/11/17), 3.648% (1-Month USD-LIBOR + 2.000%) due 3/31/23(e)	42,310
280,203	NR	Party City Holdings Inc., (Restricted, cost — $281,137, acquired 2/16/18), 4.469% (3-Month USD-LIBOR + 2.750%) due 8/19/22(e)	281,276
349,123	NR	Prime Security Services Borrower LLC, (Restricted, cost — $352,614, acquired 10/4/17), 4.398% (1-Month USD-LIBOR + 2.750%) due 5/2/22(e)	352,515
979,020	NR	RPI Finance Trust, (Restricted, cost — $990,034, acquired 4/17/17), 3.693% (3-Month USD-LIBOR + 2.000%) due 3/27/23(e)	985,383
120,000	NR	Scientific Games International Inc., (Restricted, cost — $120,900, acquired 2/14/18) due 8/14/22(e)(l)	120,694
210,000	NR	Scientific Games International Inc., (Restricted, cost — $212,363, acquired 2/2/18) due 8/14/24(e)(l)	211,208
280,000	NR	Sinclair Television Group Inc., (Restricted, cost — $280,687, acquired 12/12/17) due 12/12/24(e)(l)	280,945
73,814	NR	Sprint Communications Inc., (Restricted, cost — $74,183, acquired 10/16/17), 4.188% (1-Month USD-LIBOR + 2.500%) due 2/2/24(e)	73,964
139,650	NR	Trans Union LLC, (Restricted, cost — $139,825, acquired 10/18/17), 3.648% (1-Month USD-LIBOR + 2.000%) due 4/10/23(e)	140,253
608,467	NR	United AirLines Inc., (Restricted, cost — $613,791, acquired 10/27/17), 3.772% (3-Month USD-LIBOR + 2.000%) due 4/1/24(e)	612,206
84,000	NR	Unitymedia Hessen GmbH & Co. KG, (Restricted, cost — $84,105, acquired 10/26/17), 0.000% due 9/30/25(e)(l)	84,003
280,000	NR	UPC Financing Partnership, (Restricted, cost — $280,441, acquired 10/13/17), 4.088% (1-Month USD-LIBOR + 2.500%) due 1/15/26(e)	280,210

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
SENIOR LOANS — 1.8% — (continued)
$505,525	NR	Western Digital Corp., (Restricted, cost — $510,581, acquired 10/27/17), 3.603% (1-Month USD-LIBOR + 2.000%) due 4/29/23(e)	$508,748

		TOTAL SENIOR LOANS (Cost — $14,751,334)	14,711,603

MUNICIPAL BONDS — 0.5%
California — 0.2%
350,000	AA	San Jose Redevelopment Successor Agency, Tax Allocation, Series A, 3.176% due 8/1/26	346,381
		University of California, Revenue Bonds:
25,000	AA	Series AD, 4.858% due 5/15/12	26,147
400,000	AA	Series AJ, 4.601% due 5/15/31	429,216
266,000	AA	Series AQ, 4.767% due 5/15/15	270,767

		Total California	1,072,511

Massachusetts — 0.0%
100,000	AA+	Massachusetts School Building Authority, Revenue Bonds, Series B, 5.000% due 10/15/41	109,286

New Jersey — 0.1%
650,000	Aa3(d)	Jersey City Municipal Utilities Authority, Revenue Bonds, Series B, 5.470% due 5/15/27	717,483
110,000	BBB+	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series AA, 5.000% due 6/15/36	115,081

		Total New Jersey	832,564

New York — 0.2%
500,000	AA	City of New York, GO, Series G-1, 5.968% due 3/1/36	632,145
80,000	AAA	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Series A, 5.000% due 11/1/42	90,183
350,000	AAA	New York State Dormitory Authority, Revenue Bonds, Series H, 5.289% due 3/15/33	397,285
270,000	AAA	New York State Urban Development Corp., Revenue Bonds, Series E, 5.000% due 3/15/24	307,924

		Total New York	1,427,537

Texas — 0.0%
235,000	A+	Dallas/Fort Worth International Airport, Revenue Bonds, Series A, 5.000% due 11/1/45(m)	250,668

Virginia — 0.0%
251,636	AAA	Virginia Housing Development Authority, Revenue Bonds, Series C, 6.000% due 6/25/34	263,984

		TOTAL MUNICIPAL BONDS (Cost — $3,948,923)	3,956,550

Shares/Units
PREFERRED STOCK — 0.0%
FINANCIALS — 0.0%
Banks — 0.0%
3,800		GMAC Capital Trust I, 7.624% (3-Month USD-LIBOR + 5.785%) due 2/15/40(b) (Cost — $94,240)	98,040

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $819,453,984)	806,486,436

Face Amount†
SHORT-TERM INVESTMENTS — 9.0%
REPURCHASE AGREEMENT — 3.7%
$30,000,000		Merrill Lynch & Co., Inc. repurchase agreement dated 2/28/18, 1.370% due 3/1/18, Proceeds at maturity — $30,001,142; (Fully collateralized by U.S. Treasury Bonds, 3.375%, due 5/15/44; Market Valued — $30,903,670)(n) (Cost — $30,000,000)	30,000,000

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount†		Rating††	Security	Value
SOVEREIGN BONDS — 0.9%
			Japan Treasury Discount Bills:
290,000,000	JPY	F1u(i)	(0.185)% due 3/26/18(n)	$2,719,349
525,000,000	JPY	F1u(i)	(0.163)% due 5/1/18(n)	4,922,413

			TOTAL SOVEREIGN BONDS (Cost — $7,370,687)	7,641,762

TIME DEPOSITS — 3.2%
$5,158,829			ANZ National Bank — London, 0.780% due 3/1/18	5,158,829
306,070	EUR		Citibank — London, (0.580)% due 3/1/18	373,406
7,479,345			Standard Chartered Bank — London, 0.780% due 3/1/18	7,479,345
			Sumitomo — Tokyo:
2,578,993	JPY		(0.310)% due 3/1/18	24,171
8,440,611			0.780% due 3/1/18	8,440,611
4,380,361			Wells Fargo — Grand Cayman, 0.780% due 3/1/18	4,380,361

			TOTAL TIME DEPOSITS (Cost — $25,856,723)	25,856,723

U.S. GOVERNMENT AGENCIES — 0.3%
			Federal Home Loan Bank (FHLB), Discount Notes:
460,000			1.466% due 5/15/18(n)	458,601
1,010,000			1.477% due 5/16/18(n)	1,006,866
690,000			1.508% due 6/14/18(n)	686,981

			TOTAL U.S. GOVERNMENT AGENCIES (Cost — $2,152,448)	2,152,448

U.S. GOVERNMENT OBLIGATIONS — 0.9%
			United States Treasury Bills:
103,000			1.474% due 6/14/18(n)(o)	102,560
6,844,000			1.556% due 7/5/18(n)	6,806,995

			TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $6,909,555)	6,909,555

			TOTAL SHORT-TERM INVESTMENTS (Cost — $72,289,413)	72,560,488

			TOTAL INVESTMENTS IN SECURITIES (Cost — $891,743,397)	879,046,924

			TOTAL INVESTMENTS IN PURCHASED OPTIONS (Cost — $164,796)	219,144

			TOTAL INVESTMENTS — 109.1% (Cost — $891,908,193)	879,266,068

			Liabilities in Excess of Other Assets — (9.1)%	(73,639,547)

			TOTAL NET ASSETS — 100.0%	$805,626,521

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2018, amounts to approximately $87,466,540 and represents 10.9% of net assets.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2018.
(c)	Security is perpetual in nature and has no stated maturity date.
(d)	Rating by Moody’s Investors Service. All ratings are unaudited.
(e)	The aggregate value of restricted securities (excluding 144A holdings) at February 28, 2018, amounts to approximately $14,913,204 and represents 1.85% of net assets.
(f)	Illiquid security.
(g)	Principal only security.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund
(h)	This security is traded on a TBA basis (see Note 1).
(i)	Rating by Fitch Ratings Service. All ratings are unaudited.
(j)	Interest only security.
(k)	Affiliated security (See Note 2). As at February 28, 2018, total cost and total market value of affiliated securities amounted to $1,164,930 and $1,159,919, respectively.
(l)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(n)	Rate shown represents yield-to-maturity.
(o)	All or a portion of this security is held at the broker as collateral for open futures contracts.
#	Security that used significant unobservable inputs to determine fair value.

At February 28, 2018, for Core Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Core Fixed Income Fund	$891,908,193	$12,796,456	$(25,247,244)	$(12,450,788)

Abbreviations used in this schedule:
ABS	— Asset-Based Security
ACES	— Alternative Credit Enhancement Securities
CLO	— Collateralized Loan Obligation
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
MASTR	— Mortgage Asset Securitization Transactions Incorporation
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduits

Summary of Investments by Security Type^
Corporate Bonds & Notes	27.0%
U.S. Government Agencies & Obligations	25.3
Mortgage-Backed Securities	23.1
Collateralized Mortgage Obligations	9.8
Sovereign Bonds	2.3
Asset-Backed Securities	2.0
Senior Loans	1.7
Municipal Bonds	0.5
Purchased Options	0.0	*
Preferred Stock	0.0	*
Short-Term Investments	8.3

	100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Schedule of Options Contracts Purchased

Currency Options

Number of Contracts	Notional Amounts	Security Name	Counterparty	Expiration Date	Strike Price		Value
2,690,000	$2,690,000	OTC U.S. Dollar versus Euro, Call	GSC	4/27/18	EUR	1.23	$36,691
2,610,000	2,610,000	OTC U.S. Dollar versus Euro, Call	GSC	5/11/18	EUR	1.23	32,506

		Total Currency Options					$69,197

Options on Futures

Number of Contracts	Notional Amounts	Security Name	Counterparty	Expiration Date	Strike Price	Value
62	$15,093,125	1-Year Eurodollar Mid-Curve March Futures, Put	GSC	3/16/18	$97.75	$56,962
84	9,562,219	U.S. Treasury 5-Year Note April Futures, Call	GSC	3/23/18	114.25	17,719
93	11,141,109	U.S. Treasury 10-Year Note April Futures, Call	GSC	3/23/18	120.50	33,422
57	6,828,422	U.S. Treasury 10-Year Note April Futures, Call	GSC	3/23/18	121.00	12,469
188	22,521,813	U.S. Treasury 10-Year Note April Futures, Call	GSC	3/23/18	121.25	29,375

		Total Options on Futures				$149,947

		TOTAL OPTIONS CONTRACTS PURCHASED (Cost — $164,796)				$219,144

Schedule of Options Contracts Written

Currency Options

Number of Contracts	Notional Amounts	Security Name	Counterparty	Expiration Date	Strike Price		Value
2,237,500	$ 2,237,500	OTC U.S. Dollar versus British Pound, Put	GSC	3/22/18	GBP	1.45	$390
2,690,000	2,690,000	OTC U.S. Dollar versus Euro, Put	GSC	4/27/18	EUR	1.27	5,336
2,610,000	2,610,000	OTC U.S. Dollar versus Euro, Put	GSC	5/11/18	EUR	1.26	10,159

		Total Currency Options					$15,885

Options on Futures

Number of Contracts	Notional Amounts	Security Name	Counterparty	Expiration Date	Strike Price	Value
60	$ 6,830,157	U.S. Treasury 5-Year Note April Futures, Call	GSC	3/23/18	$ 114.50	$8,437
35	3,984,258	U.S. Treasury 5-Year Note April Futures, Call	GSC	3/23/18	114.75	3,281
36	4,098,094	U.S. Treasury 5-Year Note April Futures, Call	GSC	3/23/18	115.00	2,250
20	2,276,719	U.S. Treasury 5-Year Note April Futures, Call	GSC	3/23/18	115.25	937
29	3,301,242	U.S. Treasury 5-Year Note April Futures, Call	GSC	3/23/18	116.00	680
29	3,301,242	U.S. Treasury 5-Year Note April Futures, Put	GSC	3/23/18	114.00	11,102
14	1,677,156	U.S. Treasury 10-Year Note April Futures, Call	GSC	3/23/18	122.00	1,094
20	2,395,938	U.S. Treasury 10-Year Note April Futures, Call	GSC	3/23/18	122.50	938
40	4,791,875	U.S. Treasury 10-Year Note April Futures, Call	GSC	3/23/18	123.50	1,250
19	2,276,141	U.S. Treasury 10-Year Note April Futures, Put	GSC	3/23/18	119.00	3,562

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Number of Contracts	Notional Amounts	Security Name	Counterparty	Expiration Date	Strike Price	Value
20	$ 2,395,938	U.S. Treasury 10-Year Note April Futures, Put	GSC	3/23/18	$119.50	$6,563
20	2,395,938	U.S. Treasury 10-Year Note April Futures, Put	GSC	3/23/18	120.00	10,625
21	2,515,734	U.S. Treasury 10-Year Note June Futures, Call	GSC	5/25/18	123.00	4,266
10	1,425,625	U.S. Treasury Bond April Futures, Call	GSC	3/23/18	152.00	312
10	1,425,625	U.S. Treasury Bond April Futures, Put	GSC	3/23/18	143.00	9,844
5	712,813	U.S. Treasury Bond June Futures, Call	GSC	5/25/18	150.00	2,187

		Total Options on Futures				$67,328

		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $164,362)				$83,213

At February 28, 2018, Core Fixed Income Fund had open exchange traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
90-Day Eurodollar December Futures	223	12/19	$54,223,263	$54,161,125	$(62,138)
90-Day Eurodollar June Futures	25	6/20	6,086,725	6,069,687	(17,038)
90-Day Eurodollar March Futures	19	3/21	4,628,163	4,610,588	(17,575)
U.S. Treasury 2-Year Note June Futures	139	6/18	29,541,215	29,533,156	(8,059)
U.S. Treasury 5-Year Note June Futures	591	6/18	67,444,477	67,332,446	(112,031)
U.S. Treasury 10-Year Note June Futures	109	6/18	13,102,868	13,085,110	(17,758)
U.S. Treasury Ultra Long Bond June Futures	138	6/18	21,403,317	21,510,750	107,433

					(127,166)

Contracts to Sell:
90-Day Eurodollar December Futures	62	12/18	15,185,000	15,107,850	77,150
90-Day Eurodollar June Futures	341	6/18	83,450,138	83,310,563	139,575
90-Day Eurodollar March Futures	211	3/18	51,900,050	51,634,337	265,713
90-Day Eurodollar September Futures	18	9/18	4,427,100	4,392,225	34,875
Euro FX Currency March Futures	6	3/18	888,563	916,276	(27,713)
Euro-Bund June Futures	93	6/18	17,790,528	17,787,124	3,404
Japan Government 10-Year Bond March Futures	5	3/18	7,069,216	7,072,965	(3,749)
U.S. Treasury Long Bond June Futures	195	6/18	27,962,231	27,970,312	(8,081)

					481,174

Net Unrealized Appreciation on Open Exchange Traded Futures Contracts					$354,008

At February 28, 2018, Core Fixed Income Fund had deposited cash of $861,369 with a broker or brokers as margin collateral on open exchange traded futures contracts.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At February 28, 2018, Core Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Argentine Peso	8,000,000	USD	400,601	CITI	$389,566	4/9/18	$(11,035)
Argentine Peso	4,300,000	USD	215,323	CITI	209,276	4/10/18	(6,047)
British Pound	446,000	USD	616,220	CITI	615,519	4/19/18	(701)
Euro	1,440,000	USD	1,769,777	CITI	1,763,416	4/19/18	(6,361)
Euro	350,000	USD	435,803	CITI	428,608	4/19/18	(7,195)
Euro	157,212	USD	193,315	CITI	192,521	4/19/18	(794)
Indian Rupee	124,380,000	USD	1,937,232	CITI	1,896,412	4/19/18	(40,820)
Indian Rupee	3,420,000	USD	52,929	CITI	52,144	4/19/18	(785)
Indonesian Rupiah	24,023,470,000	USD	1,795,745	CITI	1,741,703	4/19/18	(54,042)

							(127,780)

Contracts to Sell:
British Pound	450,000	USD	640,656	CITI	621,040	4/19/18	19,616
Chinese Onshore Renminbi	26,818,047	USD	4,117,618	CITI	4,224,612	4/19/18	(106,994)
Chinese Onshore Renminbi	11,954,157	USD	1,823,531	CITI	1,883,123	4/19/18	(59,592)
Euro	1,120,000	USD	1,394,700	CITI	1,371,545	4/19/18	23,155
Japanese Yen	290,000,000	USD	2,597,030	GSC	2,722,897	3/26/18	(125,867)
Japanese Yen	299,032,808	USD	2,751,189	CITI	2,812,414	4/19/18	(61,225)
Japanese Yen	7,850,558	USD	71,262	CITI	73,835	4/19/18	(2,573)
Japanese Yen	525,000,000	USD	4,825,252	GSC	4,941,502	5/1/18	(116,250)
Mexican Peso	27,180,000	USD	1,405,668	CITI	1,430,591	4/19/18	(24,923)
Philippine Peso	120,583,000	USD	2,381,181	CITI	2,308,825	4/19/18	72,356

							(382,297)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(510,077)

At February 28, 2018, Core Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amounts		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	2.250%	5/31/22	6-Month	USD	6,201,000	$(119,103)	$11,515	$(130,618)
Receive	3-Month USD-LIBOR	2.474%	11/15/43	6-Month	USD	8,084,000	651,659	155,854	495,805
Receive	3-Month USD-LIBOR	2.950%	11/15/43	6-Month	USD	2,717,000	7,774	(4,303)	12,077

							$540,330	$163,066	$377,264

At February 28, 2018, Core Fixed Income Fund held the following Centrally Cleared Credit Default Swap Contracts:

Centrally Cleared — Credit Default Swaps on Indexes — Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 2/28/18 (2)	Notional Amounts (3)		Market Value	Upfront Payment (Received)	Unrealized Depreciation
Markit CDX North America High Yield Series 29 5-Year Index	(5.000)%	12/20/22	3-Month	3.348%	USD	310,000	$(23,982)	$(20,925)	$(3,057)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund
referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

At February 28, 2018, Core Fixed Income Fund deposited cash collateral with brokers in the amount of $346,008 for open centrally cleared swap contracts.

Currency Abbreviations used in this schedule:		Counterparty Abbreviations used in this schedule:
EUR	— Euro	CITI	— Citigroup Global Markets Inc.
JPY	— Japanese Yen	GSC	— Goldman Sachs & Co.
MXN	— Mexican Peso
RUB	— Russian Ruble

See pages 241-242 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES — 87.1%
Advertising — 0.2%
$120,000	B	MDC Partners Inc., Company Guaranteed Notes, 6.500% due 5/1/24(a)	$120,300

Aerospace/Defense — 0.5%
110,000	BBB-	Arconic Inc., Senior Unsecured Notes, 5.950% due 2/1/37	117,986
200,000	B-	TransDigm Inc., Company Guaranteed Notes, 6.500% due 5/15/25	205,500

		Total Aerospace/Defense	323,486

Agriculture — 0.1%
		Alliance One International Inc.:
5,000	CCC	Secured Notes, 9.875% due 7/15/21	4,844
80,000	B-	Senior Secured Notes, 8.500% due 4/15/21(a)	83,400

		Total Agriculture	88,244

Airlines — 0.5%
130,905	BBB-	United Airlines Class B Pass-Through Trust, Series 2014-1, Pass-Thru Certificates, 4.750% due 4/11/22	134,457
177,689	BBB-	US Airways Class B Pass-Through Trust, Series 2012-2, Pass-Thru Certificates, 6.750% due 6/3/21	191,789

		Total Airlines	326,246

Apparel — 0.4%
80,000	BB-	Hanesbrands Inc., Company Guaranteed Notes, 4.875% due 5/15/26(a)	79,000
170,000	BB+	Levi Strauss & Co., Senior Unsecured Notes, 5.000% due 5/1/25	174,678

		Total Apparel	253,678

Auto Manufacturers — 0.4%
105,000	BB-	Deck Chassis Acquisition Inc., Secured Notes, 10.000% due 6/15/23(a)	114,975
180,000	CCC+	Navistar International Corp., Senior Unsecured Notes, 6.625% due 11/1/25(a)	185,850

		Total Auto Manufacturers	300,825

Auto Parts & Equipment — 1.3%
300,000	BB	Adient Global Holdings Ltd., Company Guaranteed Notes, 4.875% due 8/15/26(a)	294,000
190,000	Ba3(b)	Allison Transmission Inc., Senior Unsecured Notes, 4.750% due 10/1/27(a)	186,675
50,000	BB	Delphi Technologies PLC, Company Guaranteed Notes, 5.000% due 10/1/25(a)	49,703
200,000	BB-	IHO Verwaltungs GmbH, Senior Secured Notes, 4.750% (4.750% cash or 5.500% PIK) due 9/15/26(a)(c)	193,500
160,000	BB+	ZF North America Capital Inc., Company Guaranteed Notes, 4.750% due 4/29/25(a)	165,200

		Total Auto Parts & Equipment	889,078

Banks — 1.8%
200,000	BBB-	BNP Paribas SA, Junior Subordinated Notes, 7.625% (5-Year USD Swap Rate + 6.314%)(a)(d)(e)	218,000
150,000	BB+	CIT Group Inc., Senior Unsecured Notes, 5.000% due 8/1/23	154,500
200,000	BB+	Credit Agricole SA, Junior Subordinated Notes, 8.125% (5-Year USD Swap Rate + 6.185%)(a)(d)(e)	234,500
410,000	BB	Credit Suisse Group AG, Junior Subordinated Notes, 6.250% (5-Year USD Swap Rate + 3.455%)(a)(d)(e)	432,232
160,000	BBB-	JPMorgan Chase & Co., Junior Subordinated Notes, 6.750% (3-Month USD-LIBOR + 3.780%)(d)(e)	177,000

		Total Banks	1,216,232

Beverages — 0.2%
90,000	B-	Beverages & More Inc., Senior Secured Notes, 11.500% due 6/15/22(a)	84,150
80,000	B	Cott Holdings Inc., Company Guaranteed Notes, 5.500% due 4/1/25(a)	79,888

		Total Beverages	164,038

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Biotechnology — 0.2%
$150,000	B+	AMAG Pharmaceuticals Inc., Company Guaranteed Notes, 7.875% due 9/1/23(a)	$148,688

Building Materials — 1.0%
170,000	B+	Builders FirstSource Inc., Senior Secured Notes, 5.625% due 9/1/24(a)	173,613
		Jeld-Wen Inc., Company Guaranteed Notes:
50,000	BB-	4.625% due 12/15/25(a)	49,000
70,000	BB-	4.875% due 12/15/27(a)	68,075
		Standard Industries Inc., Senior Unsecured Notes:
80,000	BBB-	5.375% due 11/15/24(a)	82,200
145,000	BBB-	6.000% due 10/15/25(a)	153,881
90,000	BBB-	4.750% due 1/15/28(a)	86,850
50,000	BB-	Summit Materials LLC/Summit Materials Finance Corp., Company Guaranteed Notes, 5.125% due 6/1/25(a)	50,125

		Total Building Materials	663,744

Chemicals — 1.0%
160,000	BB	Olin Corp., Senior Unsecured Notes, 5.000% due 2/1/30	154,600
400,000	BB+	Valvoline Inc., Company Guaranteed Notes, 5.500% due 7/15/24	413,500
70,000	BB-	Venator Finance Sarl/Venator Materials LLC, Company Guaranteed Notes, 5.750% due 7/15/25(a)	71,575

		Total Chemicals	639,675

Coal — 0.3%
170,000	CCC	Murray Energy Corp., Secured Notes, 11.250% due 4/15/21(a)	75,650
100,000	BB-	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., Company Guaranteed Notes, 7.500% due 6/15/25(a)	104,750

		Total Coal	180,400

Commercial Services — 4.1%
		ADT Corp. (The), Senior Secured Notes:
150,000	BB-	6.250% due 10/15/21	160,031
100,000	BB-	4.125% due 6/15/23	97,500
100,000	BB	Brink’s Co. (The), Company Guaranteed Notes, 4.625% due 10/15/27(a)	95,000
		Flexi-Van Leasing Inc.:
90,000	CCC-	Company Guaranteed Notes, 7.875% due 8/15/18(a)	90,320
160,000	B-	Secured Notes, 10.000% due 2/15/23(a)	159,600
220,000	B-	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Company Guaranteed Notes, 6.375% due 8/1/23(a)	221,650
100,000	B	KAR Auction Services Inc., Company Guaranteed Notes, 5.125% due 6/1/25(a)	101,000
100,000	B-	Laureate Education Inc., Company Guaranteed Notes, 8.250% due 5/1/25(a)	106,750
100,000	CCC	Monitronics International Inc., Company Guaranteed Notes, 9.125% due 4/1/20	87,500
329,000	B-	Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes, 9.250% due 5/15/23(a)	359,021
		Service Corp. International, Senior Unsecured Notes:
70,000	BB	7.500% due 4/1/27	81,812
130,000	BB	4.625% due 12/15/27	127,400
		ServiceMaster Co. LLC (The):
80,000	BB-	Company Guaranteed Notes, 5.125% due 11/15/24(a)	79,000
260,000	B	Senior Unsecured Notes, 7.450% due 8/15/27	283,400
135,000	CCC+	Team Health Holdings Inc., Company Guaranteed Notes, 6.375% due 2/1/25(a)	124,200
145,000	B	TMS International Corp., Senior Unsecured Notes, 7.250% due 8/15/25(a)	151,525
300,000	BB-	UR Financing Escrow Corp., Company Guaranteed Notes, 5.875% due 9/15/26	315,375
80,000	CCC+	Weight Watchers International Inc., Company Guaranteed Notes, 8.625% due 12/1/25(a)	86,900

		Total Commercial Services	2,727,984

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Computers — 1.3%
		Dell International LLC/EMC Corp.:
$205,000	BB	Company Guaranteed Notes, 7.125% due 6/15/24(a)	$220,699
90,000	BBB-	Senior Secured Notes, 6.020% due 6/15/26(a)	96,243
120,000	B	Exela Intermediate LLC/Exela Finance Inc., Senior Secured Notes, 10.000% due 7/15/23(a)	120,150
175,000	CCC+	Riverbed Technology Inc., Company Guaranteed Notes, 8.875% due 3/1/23(a)	164,719
30,000	BB+	Seagate HDD Cayman, Company Guaranteed Notes, 4.750% due 1/1/25	29,117
80,000	CCC+	West Corp., Company Guaranteed Notes, 8.500% due 10/15/25(a)	78,000
150,000	BB+	Western Digital Corp., Company Guaranteed Notes, 4.750% due 2/15/26	151,406

		Total Computers	860,334

Distribution/Wholesale — 0.1%
75,000	CCC	American Tire Distributors Inc., Senior Subordinated Notes, 10.250% due 3/1/22(a)	78,478

Diversified Financial Services — 1.7%
310,000	NR	Alliance Data Systems Corp., Company Guaranteed Notes, 5.375% due 8/1/22(a)	312,713
110,000	CCC+	ASP AMC Merger Sub Inc., Senior Unsecured Notes, 8.000% due 5/15/25(a)	105,050
		Navient Corp., Senior Unsecured Notes:
50,000	B+	8.450% due 6/15/18	50,750
50,000	B+	8.000% due 3/25/20	53,687
50,000	B+	5.000% due 10/26/20	50,437
50,000	B+	5.875% due 3/25/21	51,688
50,000	B+	6.625% due 7/26/21	52,375
50,000	B+	5.875% due 10/25/24	49,750
310,000	BB	Quicken Loans Inc., Company Guaranteed Notes, 5.250% due 1/15/28(a)	299,925
90,000	B-	TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes, 8.500% due 9/15/18(a)	86,625

		Total Diversified Financial Services	1,113,000

Electric — 2.6%
		AES Corp., Senior Unsecured Notes:
40,000	BB	5.500% due 3/15/24	41,050
20,000	BB	5.500% due 4/15/25	20,600
195,000	BB	6.000% due 5/15/26	205,725
20,000	BB	5.125% due 9/1/27	20,300
110,000	B	Calpine Corp., Senior Unsecured Notes, 5.750% due 1/15/25	103,400
		Dynegy Inc., Company Guaranteed Notes:
30,000	B+	8.034% due 2/2/24	31,500
95,000	B+	7.625% due 11/1/24	102,600
85,000	B+	8.000% due 1/15/25(a)	92,756
60,000	B+	8.125% due 1/30/26(a)	65,925
214,345	B-	Miran Mid-Atlantic Series C Pass-Through Trust, Pass-Thru Certificates, 10.060% due 12/30/28	215,416
155,000	BB-	NRG Energy Inc., Company Guaranteed Notes, 5.750% due 1/15/28(a)	153,419
690,000	CCC+	NRG REMA LLC, Pass-Thru Certificates, 9.681% due 7/2/26	424,781
100,000	NR	NRG Yield Inc., Company Guaranteed Notes, 3.250% due 6/1/20(a)	99,708
145,000	BB	NRG Yield Operating LLC, Company Guaranteed Notes, 5.375% due 8/15/24	147,265

		Total Electric	1,724,445

Energy — Alternate Sources — 0.7%
155,000	NR	NextEra Energy Partners LP, Company Guaranteed Notes, 1.500% due 9/15/20(a)	151,901
260,000	NR	Pattern Energy Group Inc., Company Guaranteed Notes, 4.000% due 7/15/20	259,003
65,000	BB-	TerraForm Power Operating LLC, Company Guaranteed Notes, step bond to yield, 6.625% due 6/15/25(a)	70,606

		Total Energy — Alternate Sources	481,510

Engineering & Construction — 0.1%
100,000	B+	Weekley Homes LLC/Weekley Finance Corp., Senior Unsecured Notes, 6.625% due 8/15/25(a)	100,470

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Entertainment — 2.8%
		AMC Entertainment Holdings Inc., Company Guaranteed Notes:
$202,000	B+	5.750% due 6/15/25(f)	$197,203
100,000	B+	6.125% due 5/15/27(f)	97,750
155,000	B-	Caesars Resort Collection LLC/CRC Finco Inc., Company Guaranteed Notes, 5.250% due 10/15/25(a)	151,900
80,000	BB	Carmike Cinemas Inc., Secured Notes, 6.000% due 6/15/23(a)	83,800
115,000	BB	Cinemark USA Inc., Company Guaranteed Notes, 4.875% due 6/1/23	114,856
80,000	B	Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes, 10.500% due 2/15/23(a)	82,480
		Eldorado Resorts Inc., Company Guaranteed Notes:
105,000	B	7.000% due 8/1/23	111,431
160,000	B	6.000% due 4/1/25	165,600
60,000	BBB-	GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes, 5.375% due 4/15/26	62,100
200,000	BB+	International Game Technology PLC, Senior Secured Notes, 6.500% due 2/15/25(a)	215,500
150,000	B-	Lions Gate Entertainment Corp., Company Guaranteed Notes, 5.875% due 11/1/24(a)	157,440
		Scientific Games International Inc.:
290,000	B-	Company Guaranteed Notes, 10.000% due 12/1/22	315,738
60,000	B+	Senior Secured Notes, 5.000% due 10/15/25(a)	59,475
80,000	BB+	Speedway Motorsports Inc., Company Guaranteed Notes, 5.125% due 2/1/23	80,400

		Total Entertainment	1,895,673

Environmental Control — 1.9%
150,000	B	Advanced Disposal Services Inc., Company Guaranteed Notes, 5.625% due 11/15/24(a)	153,375
50,000	B-	Core & Main LP, Senior Unsecured Notes, 6.125% due 8/15/25(a)	49,625
		Covanta Holding Corp., Senior Unsecured Notes:
175,000	B	5.875% due 3/1/24	175,875
170,000	B	5.875% due 7/1/25	169,575
		GFL Environmental Inc., Senior Unsecured Notes:
70,000	B-	9.875% due 2/1/21(a)	74,025
100,000	B-	5.375% due 3/1/23(a)	100,375
260,000	B	Tervita Escrow Corp., Secured Notes, 7.625% due 12/1/21(a)	262,600
100,000	B+	Waste Pro USA Inc., Senior Unsecured Notes, 5.500% due 2/15/26(a)	100,750
160,000	CCC+	Wrangler Buyer Corp., Senior Unsecured Notes, 6.000% due 10/1/25(a)	162,800

		Total Environmental Control	1,249,000

Food — 1.6%
100,000	BB-	Dean Foods Co., Company Guaranteed Notes, 6.500% due 3/15/23(a)	98,000
150,000	CCC+	Dole Food Co., Inc., Senior Secured Notes, 7.250% due 6/15/25(a)	157,875
160,000	BB	Lamb Weston Holdings Inc., Company Guaranteed Notes, 4.875% due 11/1/26(a)	160,400
		Pilgrim’s Pride Corp.:
135,000	B+	Company Guaranteed Notes, 5.750% due 3/15/25(a)	134,662
70,000	B+	Senior Unsecured Notes, 5.875% due 9/30/27(a)	68,236
180,000	B	Post Holdings Inc., Company Guaranteed Notes, 5.500% due 3/1/25(a)	181,575
100,000	BB-	TreeHouse Foods Inc., Company Guaranteed Notes, 6.000% due 2/15/24(a)	102,250
175,000	BB	US Foods Inc., Company Guaranteed Notes, 5.875% due 6/15/24(a)	182,438

		Total Food	1,085,436

Forest Products & Paper — 0.3%
		Mercer International Inc., Senior Unsecured Notes:
100,000	BB-	6.500% due 2/1/24	105,000
110,000	BB-	5.500% due 1/15/26(a)	109,725

		Total Forest Products & Paper	214,725

Gas — 0.7%
		AmeriGas Partners LP/AmeriGas Finance Corp., Senior Unsecured Notes:
180,000	Ba3(b)	5.625% due 5/20/24	181,800
90,000	Ba3(b)	5.500% due 5/20/25	89,775

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Gas — 0.7% — (continued)
$210,000	B+	NGL Energy Partners LP/NGL Energy Finance Corp., Company Guaranteed Notes, 7.500% due 11/1/23	$211,575

		Total Gas	483,150

Healthcare — Products — 0.9%
150,000	CCC	DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes, 8.125% due 6/15/21(a)	146,250
60,000	BB-	Hologic Inc., Company Guaranteed Notes, 4.375% due 10/15/25(a)	58,725
30,000	CCC-	Immucor Inc., Company Guaranteed Notes, 11.125% due 2/15/22(a)	31,275
215,000	B-	Kinetic Concepts Inc./KCI USA Inc., Secured Notes, 12.500% due 11/1/21(a)	243,488
115,000	BB	Teleflex Inc., Company Guaranteed Notes, 4.625% due 11/15/27	112,556

		Total Healthcare — Products	592,294

Healthcare — Services — 5.5%
		Centene Corp., Senior Unsecured Notes:
200,000	BB+	4.750% due 5/15/22	204,375
300,000	BB+	6.125% due 2/15/24	315,750
		CHS/Community Health Systems Inc.:
40,000	CCC	Company Guaranteed Notes, 8.000% due 11/15/19(f)	37,695
220,000	B+	Senior Secured Notes, 6.250% due 3/31/23	201,300
150,000	B+	DaVita Inc., Company Guaranteed Notes, 5.000% due 5/1/25	147,563
95,000	CCC+	Eagle Holding Co. II LLC, Senior Unsecured Notes, 7.625% (7.625% cash or 8.375% PIK) due 5/15/22(a)(c)	95,238
350,000	B	Envision Healthcare Corp., Company Guaranteed Notes, 6.250% due 12/1/24(a)	370,125
940,000	NR	Escrow Magellan Health, (Restricted, cost — $0, acquired 4/14/15), 9.750% due 5/15/20#(g)(h)(i)	—
		HCA Inc.:
		Company Guaranteed Notes:
350,000	B+	5.375% due 2/1/25	356,675
80,000	B+	7.500% due 11/6/33	89,000
140,000	B+	7.500% due 11/15/95	144,550
		Senior Secured Notes:
130,000	BBB-	5.250% due 6/15/26	133,575
200,000	BBB-	5.500% due 6/15/47	198,000
310,000	B-	MPH Acquisition Holdings LLC, Company Guaranteed Notes, 7.125% due 6/1/24(a)	327,050
245,000	B-	Polaris Intermediate Corp., Senior Unsecured Notes, 8.500% (8.500% cash or 9.250% PIK) due 2/9/18 due 12/1/22(a)(c)	250,513
505,000	CCC+	Tenet Healthcare Corp., Senior Unsecured Notes, 8.125% due 4/1/22	534,669
170,000	BB	WellCare Health Plans Inc., Senior Unsecured Notes, 5.250% due 4/1/25	172,485
80,000	CCC+	West Street Merger Sub Inc., Senior Unsecured Notes, 6.375% due 9/1/25(a)	80,000

		Total Healthcare — Services	3,658,563

Home Builders — 1.3%
160,000	B	Century Communities Inc., Company Guaranteed Notes, 5.875% due 7/15/25	159,200
		Lennar Corp., Company Guaranteed Notes:
80,000	BB+	4.500% due 4/30/24	79,600
80,000	BB+	4.750% due 11/29/27(a)	77,800
		Mattamy Group Corp., Senior Unsecured Notes:
135,000	BB	6.875% due 12/15/23(a)	142,256
150,000	BB	6.500% due 10/1/25(a)	157,500
160,000	BB	Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., Company Guaranteed Notes, 5.875% due 4/15/23(a)	167,248
		William Lyon Homes Inc., Company Guaranteed Notes:
60,000	B+	7.000% due 8/15/22	61,650
10,000	B+	5.875% due 1/31/25	10,000

		Total Home Builders	855,254

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Household Products/Wares — 0.8%
		Central Garden & Pet Co., Company Guaranteed Notes:
$165,000	BB-	6.125% due 11/15/23	$173,250
90,000	BB-	5.125% due 2/1/28	87,750
250,000	BB-	Spectrum Brands Inc., Company Guaranteed Notes, 5.750% due 7/15/25	258,750

		Total Household Products/Wares	519,750

Housewares — 0.1%
70,000	BB-	American Greetings Corp., Senior Unsecured Notes, 7.875% due 2/15/25(a)	71,925

Insurance — 0.5%
80,000	BB+	Fidelity & Guaranty Life Holdings Inc., Senior Unsecured Notes, 6.375% due 4/1/21(a)	81,300
		Genworth Holdings Inc., Company Guaranteed Notes:
90,000	B	7.700% due 6/15/20	90,225
100,000	B	4.900% due 8/15/23	86,500
50,000	BB+	Radian Group Inc., Senior Unsecured Notes, 4.500% due 10/1/24	50,015

		Total Insurance	308,040

Internet — 1.4%
160,000	B+	Cogent Communications Group Inc., Senior Secured Notes, 5.375% due 3/1/22(a)	167,400
255,000	CCC+	EIG Investors Corp., Company Guaranteed Notes, 10.875% due 2/1/24	280,500
		Match Group Inc., Senior Unsecured Notes:
80,000	BB-	6.375% due 6/1/24	86,800
90,000	BB-	5.000% due 12/15/27(a)	90,923
70,000	B+	Netflix Inc., Senior Unsecured Notes, 5.875% due 2/15/25	74,138
		Zayo Group LLC/Zayo Capital Inc., Company Guaranteed Notes:
100,000	B	6.375% due 5/15/25	104,887
115,000	B	5.750% due 1/15/27(a)	115,862

		Total Internet	920,510

Iron/Steel — 0.4%
35,000	B+	Allegheny Ludlum LLC, Company Guaranteed Notes, 6.950% due 12/15/25	36,225
235,000	B	Allegheny Technologies Inc., Senior Unsecured Notes, 7.875% due 8/15/23	255,856

		Total Iron/Steel	292,081

Leisure Time — 1.4%
100,000	BBB-	Brunswick Corp., Senior Unsecured Notes, 4.625% due 5/15/21(a)	101,078
170,000	BB	NCL Corp., Ltd., Senior Unsecured Notes, 4.750% due 12/15/21(a)	174,037
155,000	BB-	Silversea Cruise Finance Ltd., Senior Secured Notes, 7.250% due 2/1/25(a)	166,237
455,000	B	Viking Cruises Ltd., Company Guaranteed Notes, 5.875% due 9/15/27(a)	444,763
70,000	BB-	VOC Escrow Ltd., Senior Secured Notes, 5.000% due 2/15/28(a)	68,425

		Total Leisure Time	954,540

Lodging — 0.9%
160,000	BB+	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Company Guaranteed Notes, 4.875% due 4/1/27	160,400
35,000	CCC	Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Secured Notes, 10.250% due 11/15/22(a)	38,413
		MGM Resorts International, Company Guaranteed Notes:
175,000	BB-	7.750% due 3/15/22	195,562
100,000	BB-	4.625% due 9/1/26	98,249
80,000	B-	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes, 5.875% due 5/15/25(a)	75,400
15,000	BB-	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Company Guaranteed Notes, 5.250% due 5/15/27(a)	14,756

		Total Lodging	582,780

Machinery — Construction & Mining — 0.4%
235,000	B	BlueLine Rental Finance Corp./BlueLine Rental LLC, Secured Notes, 9.250% due 3/15/24(a)	254,681

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Machinery — Diversified — 0.4%
$70,000	B	Cleaver-Brooks Inc., Senior Secured Notes, 7.875% due 3/1/23(a)	$74,025
192,000	B	Cloud Crane LLC, Secured Notes, 10.125% due 8/1/24(a)	215,520

		Total Machinery — Diversified	289,545

Media — 7.8%
370,000	BB-	Altice Financing SA, Senior Secured Notes, 7.500% due 5/15/26(a)	373,700
300,000	B	Altice Luxembourg SA, Company Guaranteed Notes, 7.750% due 5/15/22(a)	280,875
125,000	B-	CBS Radio Inc., Company Guaranteed Notes, 7.250% due 11/1/24(a)	129,350
		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
455,000	BB	5.875% due 4/1/24(a)	471,107
160,000	BB	5.750% due 2/15/26(a)	162,400
		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
210,000	BBB-	4.908% due 7/23/25	216,204
90,000	BBB-	6.484% due 10/23/45	101,729
100,000	B-	Clear Channel Worldwide Holdings Inc., Company Guaranteed Notes, 7.625% due 3/15/20	100,250
		CSC Holdings LLC, Senior Unsecured Notes:
100,000	B-	6.750% due 11/15/21	105,437
371,000	B-	10.875% due 10/15/25(a)	438,708
		DISH DBS Corp., Company Guaranteed Notes:
200,000	B	6.750% due 6/1/21	206,000
80,000	B	5.875% due 11/15/24	75,300
370,000	B	7.750% due 7/1/26	365,837
		DISH Network Corp., Senior Unsecured Notes:
50,000	CCC+	2.375% due 3/15/24(a)	45,181
15,000	CCC+	3.375% due 8/15/26	15,128
40,000	BB-	EW Scripps Co. (The), Company Guaranteed Notes, 5.125% due 5/15/25(a)	38,500
1,109	CC	LBI Media Inc., Secured Notes, 13.500% (8.750% cash or 2.750% PIK) due 4/15/20(a)(c)	455
125,000	B	Meredith Corp., Senior Unsecured Notes, 6.875% due 2/1/26(a)	129,219
		SFR Group SA, Senior Secured Notes:
120,000	B+	6.000% due 5/15/22(a)	116,700
200,000	B+	6.250% due 5/15/24(a)	187,000
310,000	B+	7.375% due 5/1/26(a)	300,405
225,000	BB	Sirius XM Radio Inc., Company Guaranteed Notes, 6.000% due 7/15/24(a)	235,687
70,000	BBB-	Time Warner Cable LLC, Senior Secured Notes, 7.300% due 7/1/38	84,182
250,000	B	Unitymedia GmbH, Secured Notes, 6.125% due 1/15/25(a)	262,188
80,000	BB-	Univision Communications Inc., Senior Secured Notes, 5.125% due 2/15/25(a)	74,100
200,000	B	Virgin Media Finance PLC, Company Guaranteed Notes, 6.375% due 4/15/23(a)	206,000
300,000	BB-	Virgin Media Secured Finance PLC, Senior Secured Notes, 5.500% due 8/15/26(a)	297,720
220,000	B	Ziggo Bonds Finance BV, Senior Unsecured Notes, 6.000% due 1/15/27(a)	209,000

		Total Media	5,228,362

Metal Fabricate/Hardware — 0.4%
150,000	B	Novelis Corp., Company Guaranteed Notes, 5.875% due 9/30/26(a)	151,500
89,000	B	Park-Ohio Industries Inc., Company Guaranteed Notes, 6.625% due 4/15/27	93,450

		Total Metal Fabricate/Hardware	244,950

Mining — 3.0%
100,000	B+	Eldorado Gold Corp., Company Guaranteed Notes, 6.125% due 12/15/20(a)	97,500
		First Quantum Minerals Ltd., Company Guaranteed Notes:
260,000	B	7.250% due 4/1/23(a)	270,400
200,000	B	7.500% due 4/1/25(a)	206,750
200,000	B	6.875% due 3/1/26(a)	199,500
		Freeport-McMoRan Inc., Company Guaranteed Notes:
110,000	BB-	6.750% due 2/1/22	113,712
420,000	BB-	5.450% due 3/15/43	407,400

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Mining — 3.0% — (continued)
$320,000	B+	HudBay Minerals Inc., Company Guaranteed Notes, 7.625% due 1/15/25(a)	$349,600
177,135	NR	Midwest Vanadium Pty Ltd., Senior Secured Notes, 11.500% due 2/15/18(a)(i)(j)	2,108
110,000	B	New Gold Inc., Company Guaranteed Notes, 6.375% due 5/15/25(a)	114,125
80,000	BB-	Northwest Acquisitions ULC/Dominion Finco Inc., Secured Notes, 7.125% due 11/1/22(a)	82,792
140,000	BB+	Teck Resources Ltd., Company Guaranteed Notes, 6.250% due 7/15/41	155,750

		Total Mining	1,999,637

Miscellaneous Manufacturers — 0.4%
		Bombardier Inc., Senior Unsecured Notes:
45,000	B-	6.000% due 10/15/22(a)	45,113
15,000	B-	6.125% due 1/15/23(a)	15,113
120,000	B-	7.500% due 12/1/24(a)	124,949
80,000	B	FXI Holdings Inc., Senior Secured Notes, 7.875% due 11/1/24(a)	79,100

		Total Miscellaneous Manufacturers	264,275

Oil & Gas — 9.5%
		Antero Resources Corp., Company Guaranteed Notes:
135,000	BB+	5.125% due 12/1/22	136,856
5,000	BB+	5.625% due 6/1/23	5,150
		Berry Petroleum Co. LLC:
60,000	B+	Company Guaranteed Notes, 7.000% due 2/15/26(a)	61,200
		Senior Unsecured Notes:
310,000	WR(b)	6.750% due 11/1/20#(h)(i)	—
790,000	WR(b)	6.375% due 9/15/22#(h)(i)	—
70,000	B+	Carrizo Oil & Gas Inc., Company Guaranteed Notes, 8.250% due 7/15/25	75,075
120,000	BB-	Centennial Resource Production LLC, Company Guaranteed Notes, 5.375% due 1/15/26(a)	120,000
		Chesapeake Energy Corp., Company Guaranteed Notes:
120,000	CCC	5.750% due 3/15/23	110,400
190,000	CCC	5.500% due 9/15/26	164,177
150,000	BBB-	Continental Resources Inc., Company Guaranteed Notes, 4.900% due 6/1/44	145,125
265,000	B	Covey Park Energy LLC/Covey Park Finance Corp., Company Guaranteed Notes, 7.500% due 5/15/25(a)	270,300
245,000	B+	CrownRock LP/CrownRock Finance Inc., Senior Unsecured Notes, 5.625% due 10/15/25(a)	240,712
165,000	BB-	CVR Refining LLC/Coffeyville Finance Inc., Company Guaranteed Notes, 6.500% due 11/1/22	169,744
		Diamondback Energy Inc., Company Guaranteed Notes:
190,000	BB	5.375% due 5/31/25	190,475
90,000	BB	5.375% due 5/31/25(a)	90,225
250,000	BB-	Endeavor Energy Resources LP/EER Finance Inc., Senior Unsecured Notes, 5.750% due 1/30/28(a)	250,938
		EP Energy LLC/Everest Acquisition Finance Inc.:
160,000	CCC-	Company Guaranteed Notes, 6.375% due 6/15/23	87,200
70,000	CCC-	Secured Notes, 8.000% due 2/15/25(a)	48,475
		Extraction Oil & Gas Inc.:
260,000	B	Company Guaranteed Notes, 7.375% due 5/15/24(a)	275,600
215,000	B	Senior Unsecured Notes, 5.625% due 2/1/26(a)	210,969
120,000	CCC+	Great Western Petroleum LLC/Great Western Finance Corp., Senior Unsecured Notes, 9.000% due 9/30/21(a)	125,700
		Gulfport Energy Corp., Company Guaranteed Notes:
125,000	BB-	6.625% due 5/1/23	129,062
90,000	BB-	6.375% due 5/15/25	89,100
150,000	BB-	MEG Energy Corp., Company Guaranteed Notes, 7.000% due 3/31/24(a)	128,625
170,000	BB+	Murphy Oil USA Inc., Company Guaranteed Notes, 5.625% due 5/1/27	174,037
		Nabors Industries Inc., Company Guaranteed Notes:
10,000	BB	4.625% due 9/15/21	9,800
125,000	BB	5.750% due 2/1/25(a)	119,453

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Oil & Gas — 9.5% — (continued)
		Parsley Energy LLC/Parsley Finance Corp., Company Guaranteed Notes:
$105,000	BB-	5.250% due 8/15/25(a)	$103,950
135,000	BB-	5.625% due 10/15/27(a)	134,241
		PBF Holding Co. LLC/PBF Finance Corp., Company Guaranteed Notes:
135,000	BB	7.000% due 11/15/23	141,075
145,000	BB	7.250% due 6/15/25	150,437
915,000	NR	Peabody Energy Corp., Senior Secured Notes, 10.000% due 3/15/22#	—
100,000	BB-	Petrobras Global Finance BV, Company Guaranteed Notes, 7.375% due 1/17/27	108,600
55,000	BB	Precision Drilling Corp., Company Guaranteed Notes, 7.125% due 1/15/26(a)	55,619
90,000	BB-	Pride International LLC, Company Guaranteed Notes, 7.875% due 8/15/40	78,750
200,000	BB+	QEP Resources Inc., Senior Unsecured Notes, 5.625% due 3/1/26	197,500
110,000	B+	RSP Permian Inc., Company Guaranteed Notes, 5.250% due 1/15/25	111,375
		Sanchez Energy Corp.:
70,000	B-	Company Guaranteed Notes, 7.750% due 6/15/21	67,200
70,000	BB-	Senior Secured Notes, 7.250% due 2/15/23(a)	71,050
185,000	B+	Seven Generations Energy Ltd., Company Guaranteed Notes, 5.375% due 9/30/25(a)	181,300
165,000	B-	Shelf Drilling Holdings Ltd., Senior Unsecured Notes, 8.250% due 2/15/25(a)	166,444
155,000	B+	SM Energy Co., Senior Unsecured Notes, 6.750% due 9/15/26	156,550
		Sunoco LP/Sunoco Finance Corp., Company Guaranteed Notes:
110,000	BB-	4.875% due 1/15/23(a)	109,714
60,000	BB-	5.500% due 2/15/26(a)	60,150
100,000	B	Teine Energy Ltd., Senior Unsecured Notes, 6.875% due 9/30/22(a)	102,500
		Transocean Inc., Company Guaranteed Notes:
80,000	B+	7.500% due 1/15/26(a)	80,800
200,000	B	6.800% due 3/15/38(f)	162,000
		Whiting Petroleum Corp.:
160,000	BB-	Company Guaranteed Notes, 1.250% due 4/1/20	151,400
225,000	BB-	Senior Unsecured Notes, 6.625% due 1/15/26(a)	229,781
135,000	B	WildHorse Resource Development Corp., Company Guaranteed Notes, 6.875% due 2/1/25	138,713
150,000	BB-	WPX Energy Inc., Senior Unsecured Notes, 8.250% due 8/1/23	170,625

		Total Oil & Gas	6,358,172

Oil & Gas Services — 0.9%
25,000	BB-	SESI LLC, Company Guaranteed Notes, 7.750% due 9/15/24(a)	26,063
515,000	BB-	Trinidad Drilling Ltd., Company Guaranteed Notes, 6.625% due 2/15/25(a)	500,194
		Weatherford International Ltd., Company Guaranteed Notes:
55,000	B-	8.250% due 6/15/23	53,487
55,000	B-	9.875% due 2/15/24	54,725

		Total Oil & Gas Services	634,469

Packaging & Containers — 2.9%
200,000	B-	ARD Securities Finance SARL, Senior Secured Notes, 8.750% (8.750% cash or 8.750% PIK) due 1/31/23(a)(c)	208,500
		Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.:
		Company Guaranteed Notes:
250,000	B	7.250% due 5/15/24(a)	268,750
200,000	B	6.000% due 2/15/25(a)	205,500
200,000	BB	Senior Secured Notes, 4.250% due 9/15/22(a)	199,750
70,000	BB-	Berry Global Inc., Secured Notes, 4.500% due 2/15/26(a)	68,250
225,000	CCC	BWAY Holding Co., Senior Unsecured Notes, 7.250% due 4/15/25(a)	232,875
225,000	B+	Crown Americas LLC/Crown Americas Capital Corp. VI, Company Guaranteed Notes, 4.750% due 2/1/26(a)	222,187
		Pactiv LLC, Senior Unsecured Notes:
40,000	B-	7.950% due 12/15/25	45,150
270,000	B-	8.375% due 4/15/27	307,800

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Packaging & Containers — 2.9% — (continued)
$205,000	B-	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Company Guaranteed Notes, 7.000% due 7/15/24(a)	$216,275

		Total Packaging & Containers	1,975,037

Pharmaceuticals — 4.0%
649,000	CCC+	BioScrip Inc. First Lien Notes, (Restricted, cost — $643,743, acquired 6/26/17), Senior Secured Notes, 8.875% due 8/15/20#(d)(g)(h)(i)	676,541
260,000	B+	Catalent Pharma Solutions Inc., Company Guaranteed Notes, 4.875% due 1/15/26(a)	258,050
90,000	CCC+	Endo Finance LLC/Endo Finco Inc., Company Guaranteed Notes, 7.250% due 1/15/22(a)	75,600
236,000	B	inVentiv Group Holdings Inc./inVentiv Health Inc./inVentiv Health Clinical Inc., Company Guaranteed Notes, 7.500% due 10/1/24(a)	253,700
		Valeant Pharmaceuticals International Inc.:
		Company Guaranteed Notes:
145,000	B-	7.500% due 7/15/21(a)	146,269
90,000	B-	5.875% due 5/15/23(a)	80,325
190,000	B-	9.000% due 12/15/25(a)	191,662
		Senior Secured Notes:
450,000	BB-	7.000% due 3/15/24(a)	475,313
200,000	BB-	5.500% due 11/1/25(a)	198,625
270,000	B-	Vizient Inc., Senior Unsecured Notes, 10.375% due 3/1/24(a)	303,075

		Total Pharmaceuticals	2,659,160

Pipelines — 2.7%
200,000	BB+	Antero Midstream Partners LP/Antero Midstream Finance Corp., Company Guaranteed Notes, 5.375% due 9/15/24	205,500
100,000	B	Blue Racer Midstream LLC/Blue Racer Finance Corp., Company Guaranteed Notes, 6.125% due 11/15/22(a)	103,000
		Cheniere Corpus Christi Holdings LLC, Senior Secured Notes:
350,000	BB-	7.000% due 6/30/24	392,962
100,000	BB-	5.125% due 6/30/27	101,500
110,000	BBu	Cheniere Energy Partners LP, Senior Secured Notes, 5.250% due 10/1/25(a)	111,375
80,000	BB	DCP Midstream Operating LP, Company Guaranteed Notes, 6.750% due 9/15/37(a)	89,600
200,000	BB-	Genesis Energy LP/Genesis Energy Finance Corp., Company Guaranteed Notes, 6.000% due 5/15/23	200,440
80,000	BB+	NGPL PipeCo LLC, Senior Unsecured Notes, 7.768% due 12/15/37(a)	98,400
100,000	BB	Plains All American Pipeline LP, Junior Subordinated Notes, 6.125% (3-Month USD-LIBOR + 4.110%)(d)(e)	98,500
220,000	BB+	Rockies Express Pipeline LLC, Senior Unsecured Notes, 6.875% due 4/15/40(a)	259,050
140,000	BB-	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes, 4.250% due 11/15/23	137,025

		Total Pipelines	1,797,352

Private Equity — 0.2%
125,000	BB+	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes, 6.250% due 2/1/22	127,188

Real Estate — 1.0%
395,000	B	Five Point Operating Co. LP/Five Point Capital Corp., Senior Unsecured Notes, 7.875% due 11/15/25(a)	401,913
205,000	BB-	Greystar Real Estate Partners LLC, Senior Secured Notes, 5.750% due 12/1/25(a)	208,075
80,000	BB-	Hunt Cos., Inc., Senior Secured Notes, 6.250% due 2/15/26(a)	78,500

		Total Real Estate	688,488

Real Estate Investment Trusts (REITs) — 1.4%
		CoreCivic Inc., Company Guaranteed Notes:
160,000	BB	5.000% due 10/15/22	164,400
90,000	BB	4.750% due 10/15/27	86,175

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Real Estate Investment Trusts (REITs) — 1.4% — (continued)
$60,000	BB-	CTR Partnership LP/CareTrust Capital Corp., Company Guaranteed Notes, 5.250% due 6/1/25	$60,450
80,000	BB-	ESH Hospitality Inc., Company Guaranteed Notes, 5.250% due 5/1/25(a)	80,000
100,000	B+	GEO Group Inc. (The), Company Guaranteed Notes, 5.125% due 4/1/23	100,000
80,000	BB-	MGP Escrow Issuer LLC, Company Guaranteed Notes, 4.500% due 9/1/26	76,600
50,000	BBB-	MPT Operating Partnership LP/MPT Finance Corp., Company Guaranteed Notes, 5.000% due 10/15/27	48,975
		Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC:
50,000	CCC+	Company Guaranteed Notes, 8.250% due 10/15/23	46,875
40,000	B+	Senior Secured Notes, 6.000% due 4/15/23(a)	38,800
201,754	B	VICI Properties 1 LLC/VICI FC Inc., Secured Notes, 8.000% due 10/15/23	224,451

		Total Real Estate Investment Trusts (REITs)	926,726

Retail — 1.8%
		1011778 BC ULC/New Red Finance Inc.:
245,000	B-	Secured Notes, 5.000% due 10/15/25(a)	239,947
50,000	B+	Senior Secured Notes, 4.250% due 5/15/24(a)	47,875
80,000	B+	Beacon Escrow Corp., Company Guaranteed Notes, 4.875% due 11/1/25(a)	78,424
60,000	BB+	Brinker International Inc., Company Guaranteed Notes, 5.000% due 10/1/24(a)	59,325
100,000	B-	Carrols Restaurant Group Inc., Secured Notes, 8.000% due 5/1/22	105,000
80,000	BB	FirstCash Inc., Company Guaranteed Notes, 5.375% due 6/1/24(a)	83,100
		Golden Nugget Inc.:
225,000	CCC+	Company Guaranteed Notes, 8.750% due 10/1/25(a)	237,375
125,000	CCC+	Senior Unsecured Notes, 6.750% due 10/15/24(a)	128,438
95,000	CCC+	IRB Holding Corp., Company Guaranteed Notes, 6.750% due 2/15/26(a)	95,090
110,000	CCC+	PetSmart Inc., Senior Secured Notes, 5.875% due 6/1/25(a)	86,350
70,000	BB-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 5.875% due 3/1/27	67,725

		Total Retail	1,228,649

Semiconductors — 0.4%
145,000	BB-	Entegris Inc., Company Guaranteed Notes, 4.625% due 2/10/26(a)	143,188
100,000	BB+	Sensata Technologies UK Financing Co. PLC, Company Guaranteed Notes, 6.250% due 2/15/26(a)	106,500

		Total Semiconductors	249,688

Software — 2.0%
70,000	BB+	CDK Global Inc., Senior Unsecured Notes, 4.875% due 6/1/27(a)	69,629
120,000	B	Donnelley Financial Solutions Inc., Company Guaranteed Notes, 8.250% due 10/15/24	126,600
350,000	B	First Data Corp., Secured Notes, 5.750% due 1/15/24(a)	357,438
215,000	BB	j2 Cloud Services LLC/j2 Global Co-Obligor Inc., Company Guaranteed Notes, 6.000% due 7/15/25(a)	223,600
300,000	CCC+	Solera LLC/Solera Finance Inc., Senior Unsecured Notes, 10.500% due 3/1/24(a)	338,340
200,000	B+	Veritas US Inc./Veritas Bermuda Ltd., Senior Secured Notes, 7.500% due 2/1/23(a)	203,500

		Total Software	1,319,107

Telecommunications — 6.4%
		CenturyLink Inc., Senior Unsecured Notes:
50,000	B+	6.450% due 6/15/21	51,375
50,000	B+	5.800% due 3/15/22	49,562
50,000	B+	6.750% due 12/1/23(f)	49,500
		CommScope Technologies LLC, Company Guaranteed Notes:
215,000	BB-	6.000% due 6/15/25(a)	223,127
60,000	BB-	5.000% due 3/15/27(a)	58,688
		Frontier Communications Corp., Senior Unsecured Notes:
50,000	B-	6.250% due 9/15/21	42,812
30,000	B-	10.500% due 9/15/22	25,725
50,000	B-	11.000% due 9/15/25	39,438

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Telecommunications — 6.4% — (continued)
$130,000	BB-	Hughes Satellite Systems Corp., Company Guaranteed Notes, 6.625% due 8/1/26	$133,289
		Intelsat Jackson Holdings SA:
		Company Guaranteed Notes:
120,000	CCC+	5.500% due 8/1/23	99,450
120,000	CCC+	9.750% due 7/15/25(a)	114,150
150,000	B	Senior Secured Notes, 8.000% due 2/15/24(a)	157,875
		Level 3 Financing Inc., Company Guaranteed Notes:
80,000	BB	5.375% due 8/15/22	81,000
100,000	BB	5.125% due 5/1/23	100,250
90,000	BB	5.250% due 3/15/26	86,849
10,000	B+	Level 3 Parent LLC, Senior Unsecured Notes, 5.750% due 12/1/22	10,125
		Sprint Capital Corp., Company Guaranteed Notes:
150,000	B	6.875% due 11/15/28	143,625
215,000	B	8.750% due 3/15/32	233,812
		Sprint Communications Inc., Senior Unsecured Notes:
280,000	B	11.500% due 11/15/21	331,800
15,000	B	6.000% due 11/15/22	14,850
		Sprint Corp., Company Guaranteed Notes:
310,000	B	7.250% due 9/15/21	324,725
440,000	B	7.875% due 9/15/23	456,500
345,000	B	7.625% due 3/1/26	344,603
240,000	BB+	Telecom Italia SpA, Senior Unsecured Notes, 5.303% due 5/30/24(a)	249,600
		T-Mobile USA Inc., Company Guaranteed Notes:
60,000	BB+	6.000% due 3/1/23	62,550
460,000	BB+	6.500% due 1/15/26	494,500
45,000	BB+	4.500% due 2/1/26	44,213
70,000	BB+	4.750% due 2/1/28	68,364
		Windstream Services LLC/Windstream Finance Corp., Company Guaranteed Notes:
110,000	B-	7.750% due 10/15/20	95,150
136,000	B-	6.375% due 8/1/23(a)(f)	76,840

		Total Telecommunications	4,264,347

Transportation — 1.2%
75,000	B-	CEVA Group PLC, Senior Secured Notes, 7.000% due 3/1/21(a)	74,250
100,000	B	Con-Way Inc., Senior Unsecured Notes, 6.700% due 5/1/34	106,500
140,000	B	Navios Maritime Acquisition Corp./Navios Acquisition Finance US Inc., Senior Secured Notes, 8.125% due 11/15/21(a)	115,150
245,667	CCC-	Neovia Logistics Services LLC/Logistics Intermediate Finance Corp., Senior Unsecured Notes, 10.000% (10.000% cash or 10.750% PIK) due 4/1/20(a)(c)	106,865
90,000	CCC+	Neovia Logistics Services LLC/SPL Logistics Finance Corp., Senior Secured Notes, 8.875% due 8/1/20(a)	71,550
		XPO Logistics Inc., Company Guaranteed Notes:
50,000	BB-	6.500% due 6/15/22(a)	52,125
260,000	BB-	6.125% due 9/1/23(a)	270,725

		Total Transportation	797,165

Trucking & Leasing — 1.3%
340,000	BB	DAE Funding LLC, Company Guaranteed Notes, 5.000% due 8/1/24(a)	333,200
		Park Aerospace Holdings Ltd., Company Guaranteed Notes:
80,000	BB	5.250% due 8/15/22(a)	80,400
50,000	BB	4.500% due 3/15/23(a)	48,375
380,000	BB	5.500% due 2/15/24(a)	382,850

		Total Trucking & Leasing	844,825

		TOTAL CORPORATE BONDS & NOTES (Cost — $57,799,706)	58,236,399

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
SENIOR LOANS — 3.9%
$168,712	NR	Ancestry.com Operations Inc., (Restricted, cost — $168,923, acquired 11/21/17), 4.900% (1-Month USD-LIBOR + 3.250%) due 10/19/23(g)	$169,851
190,000	NR	Asurion LLC, 7.648% (1-Month USD-LIBOR + 6.000%) due 8/4/25	195,201
129,675	NR	Big River Steel LLC, 6.693% (3-Month USD-LIBOR + 5.000%) due 8/23/23	132,106
110,000	NR	Deck Chassis Acquisition Inc., 0.000% due 6/15/23(k)	112,062
264,892	NR	EIG Investors Corp., 5.631% (3-Month USD-LIBOR + 4.000%/1-Month USD-LIBOR + 4.000%) due 2/9/23	266,950
140,000	NR	Graftech International Ltd., 5.081% (3-Month USD-LIBOR + 3.500%) due 3/12/18	140,175
78,806	NR	Hercules Offshore Inc., (Restricted, cost — $35,168, acquired 5/26/16), 0.000% due 5/6/20(g)(i)	66,985
100,000	NR	Intelsat Jackson Holdings, 6.625% due 1/2/24	102,179
109,350	NR	Lantheus Holdings Inc., (Restricted, cost — $109,965, acquired 11/29/17), 5.398% (1-Month USD-LIBOR + 3.750%) due 6/30/22(g)	110,284
68,059	NR	Laureate Education Inc., (Restricted, cost — $68,527, acquired 2/1/18), 5.148% (1-Month USD-LIBOR + 7.250%) due 4/26/24(g)	68,575
97,058	NR	Murray Energy Corp., (Restricted, cost — $88,143, acquired 4/9/15), 8.943% (3-Month USD-LIBOR + 7.250%) due 4/16/20(g)	85,630
290,000	NR	Navistar Inc., 5.080% (1-Month USD-LIBOR + 3.500%) due 11/6/24	291,540
209,130	NR	PetSmart Inc., (Restricted, cost — $168,283, acquired 12/13/17), 4.570% (1-Month USD-LIBOR + 3.000%) due 3/11/22(g)	171,251
420,826	NR	Press Ganey Holdings Inc., 8.148% (1-Month USD-LIBOR + 6.500%) due 10/21/24	426,875
117,208	NR	Radnet Management Inc., (Restricted, cost — $116,941, acquired 8/16/17), 5.494% (3-Month USD-LIBOR + 3.750%/ 3-Month USD-PRIME + 2.750) due 6/30/23(g)	118,930
65,000	NR	SS&C Technologies, 0.000% due 2/28/25(k)	65,406
100,000	NR	TerraForm Power Operating LLC, 4.329% (1-Month USD-LIBOR + 2.750%) due 11/8/22	100,896

		TOTAL SENIOR LOANS (Cost — $2,571,452)	2,624,896

Shares/Units
COMMON STOCKS — 1.0%
CONSUMER CYCLICAL — 0.3%
Lodging — 0.3%
9,953		Bossier Casino Venture Holdco Inc., (Restricted, cost — $19,906, acquired 2/6/12)*#(a)(g)(h)(i)	186,619

CONSUMER NON-CYCLICAL — 0.3%
Commercial Services — 0.3%
17,996		Berry Petroleum Corp., (Restricted, cost — $87,166, acquired 3/31/16)*(g)	166,463

ENERGY — 0.4%
Energy Equipment & Services — 0.1%
17,453		Hercules Offshore Inc.*#(h)(i)	4,922
9,541		Tricer Holdco S.C.A., (Restricted, cost — $69,128, acquired 4/20/11)*#(g)(h)(i)	37,591

		Total Energy Equipment & Services	42,513

Oil & Gas — 0.3%
24,541		Blue Ridge Mountain Resources Inc.*(i)	220,869
11,773		PetroQuest Energy Inc., (Restricted, cost — $38,964, acquired 8/17/16)*(g)	16,600

		Total Oil & Gas	237,469

		TOTAL ENERGY	279,982

FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
559		Jack Cooper Holdings Corp., Class B Shares*#(a)(h)(i)	—

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Shares/Units	Rating††	Security	Value
FINANCIALS — 0.0% — (continued)
Diversified Financial Services — 0.0% — (continued)
68		MWO Holdings, ADR, (Restricted, cost — $208,716, acquired 6/30/11)*#(g)(h)(i)	$—

		TOTAL FINANCIALS	—

		TOTAL COMMON STOCKS (Cost — $2,281,601)	633,064

Face Amount/Units†
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.7%
$300,000	NR	Commercial Mortgage Trust, Series 2015-LC21, Class E, 3.250% due 7/10/48(a)	179,743
200,000	NR	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class E, 4.617% due 8/15/48(a)(d)	127,533
300,000	NR	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E, 3.000% due 5/15/48(a)	173,895

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $538,438)	481,171

Shares/Units
PREFERRED STOCKS — 0.6%
ENERGY — 0.3%
Energy Equipment & Services — 0.0%
4,240,500		Tricer Holdco S.C.A., (Restricted, cost — $227,584, acquired 4/20/11), 0.000%*#(g)(h)(i)	42,405

Oil & Gas — 0.3%
15,739		Berry Petroleum Co., (Restricted, cost — $118,140, acquired 2/23/17), 0.000%*(g)	177,064
707		Berry Petroleum Co., (Restricted, cost — $7,070, acquired 2/23/17), 0.000%*(g)	7,954

		Total Oil & Gas	185,018

		TOTAL ENERGY	227,423

FINANCIALS — 0.3%
Banks — 0.3%
7,709		GMAC Capital Trust I, 7.624% (3-Month USD-LIBOR + 5.785%)(d)	198,892

		TOTAL PREFERRED STOCKS (Cost — $488,087)	426,315

Face Amount/Units†
SOVEREIGN BONDS — 0.6%
Argentina — 0.3%
$150,000	B+	Argentine Republic Government International Bonds, 7.500% due 4/22/26	160,575

Ecuador — 0.3%
200,000	B-	Ecuador Government International Bonds, 7.875% due 1/23/28(a)	200,200

		TOTAL SOVEREIGN BONDS (Cost — $359,450)	360,775

Shares/Units
CONVERTIBLE PREFERRED STOCK — 0.1%
ENERGY — 0.1%
Oil & Gas — 0.1%
1,900		Sanchez Energy Corp., 6.500%*(e) (Cost — $83,145)	33,931

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $64,121,879)	62,796,551

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount	Security	Value
SHORT-TERM INVESTMENTS (l) — 5.1%
MONEY MARKET FUND — 0.9%
$590,198	Invesco STIT — Government & Agency Portfolio, Institutional Class(m) (Cost — $590,198)	$590,198

TIME DEPOSITS — 4.2%
499,404	Banco Santander SA — Frankfurt, 0.780% due 3/1/18	499,404
1,346,262	JPMorgan Chase & Co. — New York, 0.780% due 3/1/18	1,346,262
983,894	Sumitomo — Tokyo, 0.780% due 3/1/18	983,894

	TOTAL TIME DEPOSITS (Cost — $2,829,560)	2,829,560

	TOTAL SHORT-TERM INVESTMENTS (Cost — $3,419,758)	3,419,758

	TOTAL INVESTMENTS — 99.1% (Cost — $67,541,637)	66,216,309

	Other Assets in Excess of Liabilities — 0.9%	619,535

	TOTAL NET ASSETS — 100.0%	$66,835,844

*	Non-income producing security.
†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2018, amounts to approximately $34,925,798 and represents 52.3% of net assets.
(b)	Rating by Moody’s Investors Service. All ratings are unaudited.
(c)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(d)	Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2018.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	All or a portion of this security is on loan (See Note 1).
(g)	The aggregate value of restricted securities (excluding 144A holdings) at February 28, 2018, amounts to approximately $2,102,743 and represents 3.15% of net assets.
(h)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(i)	Illiquid security.
(j)	Security is currently in default.
(k)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(l)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 4.2%.
(m)	Represents investment of collateral received from securities lending transactions.
#	Security that used significant unobservable inputs to determine fair value.

At February 28, 2018, for High Yield Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
High Yield Fund	$67,541,637	$2,660,948	$(3,986,276)	$(1,325,328)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
LIBOR	— London Interbank Offered Rate
PLC	— Public Limited Company

See pages 241-242 for definitions of ratings.

Summary of Investments by Security Type^
Corporate Bonds & Notes	87.9%
Senior Loans	4.0
Common Stocks	1.0
Collateralized Mortgage Obligations	0.7
Preferred Stocks	0.6
Sovereign Bonds	0.5
Convertible Preferred Stock	0.1
Short-Term Investments	5.2

100.0%

^	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
SOVEREIGN BONDS — 37.1%
Argentina — 0.4%
3,930,000	ARS	Argentina Bonar Bonds, 24.918% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days Index + 2.000%) due 4/3/22(a)	$216,575
3,260,000	ARS	Argentina POM Politica Monetaria, 27.835% due 6/21/20(a)	185,163
200,000	EUR	Argentine Republic Government International Bonds, 3.375% due 1/15/23	242,136

		Total Argentina	643,874

Brazil — 0.8%
3,800,000	BRL	Brazil Letras do Tesouro Nacional, zero coupon, due 4/1/18	1,163,254

Canada — 3.4%
		Province of Alberta Canada:
900,000	CAD	1.250% due 6/1/20	689,708
900,000	CAD	2.350% due 6/1/25	684,418
		Province of Ontario Canada:
3,100,000	CAD	3.150% due 6/2/22	2,494,619
500,000	CAD	2.400% due 6/2/26	379,106
1,100,000	CAD	Province of Quebec Canada, 3.750% due 9/1/24	915,935

		Total Canada	5,163,786

France — 4.9%
		French Republic Government Bonds OAT:
900,000	EUR	3.250% due 5/25/45(b)	1,486,720
4,500,000	EUR	2.000% due 5/25/48(b)(c)	5,840,921

		Total France	7,327,641

Ireland — 1.1%
1,000,000	EUR	Ireland Government Bonds, 5.400% due 3/13/25	1,622,456

Israel — 0.1%
$200,000		Israel Government International Bonds, 3.250% due 1/17/28	194,184

Italy — 2.6%
		Italy Buoni Poliennali Del Tesoro:
400,000	EUR	1.450% due 11/15/24	488,986
100,000	EUR	2.700% due 3/1/47(c)	115,575
1,200,000	EUR	3.450% due 3/1/48(c)	1,576,210
500,000	EUR	2.800% due 3/1/67(c)	553,530
700,000	GBP	Republic of Italy Government International Bonds, 6.000% due 8/4/28	1,188,811

		Total Italy	3,923,112

Japan — 9.4%
200,000		Development Bank of Japan Inc., 2.000% due 10/19/21	193,168
		Japan Bank for International Cooperation:
400,000		2.000% due 11/4/21	387,295
200,000		2.375% due 7/21/22	195,082
		Japan Finance Organization for Municipalities:
500,000		2.125% due 4/13/21(c)	486,668
200,000		2.625% due 4/20/22(c)	196,502
		Japan Government Thirty Year Bonds:
210,000,000	JPY	1.700% due 9/20/44	2,441,556
330,000,000	JPY	1.400% due 9/20/45	3,617,121
180,000,000	JPY	0.500% due 9/20/46	1,581,713
		Japan Government Twenty Year Bonds:
400,000,000	JPY	1.000% due 12/20/35	4,101,546
60,000,000	JPY	0.400% due 3/20/36	556,266
400,000		Tokyo Metropolitan Government, 2.000% due 5/17/21(c)	387,842

		Total Japan	14,144,759

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
Kuwait — 0.9%
		Kuwait International Government Bonds:
$400,000		2.750% due 3/20/22(c)	$392,056
900,000		3.500% due 3/20/27(c)	882,299

		Total Kuwait	1,274,355

New Zealand — 0.2%
300,000	NZD	New Zealand Government Bonds, 5.500% due 4/15/23	248,341

Peru — 0.2%
800,000	PEN	Peruvian Government International Bonds, 8.200% due 8/12/26(d)	305,745

Poland — 0.5%
2,700,000	PLN	Republic of Poland Government Bonds, 3.250% due 7/25/25	796,882

Qatar — 0.1%
200,000		Qatar Government International Bonds, 4.500% due 1/20/22	206,481

Saudi Arabia — 1.1%
1,700,000		Saudi Government International Bonds, 2.375% due 10/26/21	1,640,551

Slovenia — 0.8%
		Slovenia Government International Bonds:
500,000		4.750% due 5/10/18	502,197
200,000		5.500% due 10/26/22	219,728
250,000		5.250% due 2/18/24	275,699
200,000	EUR	1.000% due 3/6/28	237,155

		Total Slovenia	1,234,779

Spain — 5.6%
		Autonomous Community of Catalonia:
200,000	EUR	4.750% due 6/4/18	246,992
500,000	EUR	4.950% due 2/11/20	655,455
200,000	EUR	4.900% due 9/15/21	261,846
		Spain Government Bonds:
800,000	EUR	1.500% due 4/30/27(c)	987,086
4,100,000	EUR	1.450% due 10/31/27(c)	4,999,009
900,000	EUR	2.900% due 10/31/46(c)	1,175,456

		Total Spain	8,325,844

United Arab Emirates — 0.3%
		Abu Dhabi Government International Bonds:
300,000		2.500% due 10/11/22(c)	289,316
200,000		3.125% due 10/11/27(c)	188,996

		Total United Arab Emirates	478,312

United Kingdom — 4.7%
		United Kingdom Gilt:
1,800,000	GBP	3.250% due 1/22/44(b)	3,143,358
2,100,000	GBP	3.500% due 1/22/45(b)	3,843,172

		Total United Kingdom	6,986,530

		TOTAL SOVEREIGN BONDS (Cost — $51,977,895)	55,680,886

CORPORATE BONDS & NOTES — 32.9%
Canada — 0.1%
100,000		Enbridge Inc., Senior Unsecured Notes, 2.288% (3-Month USD-LIBOR + 0.700%) due 6/15/20(a)	100,676

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
Cayman Islands — 0.6%
$200,000		KSA Sukuk Ltd., Senior Unsecured Notes, 2.894% due 4/20/22(c)	$194,435
800,000		US Capital Funding II Ltd./US Capital Funding II Corp., Asset-Backed, 2.523% (3-Month USD-LIBOR + 0.750%) due 8/1/34(a)(c)	748,000

		Total Cayman Islands	942,435

Denmark — 3.1%
		BRFkredit AS, Covered Notes:
7,190,380	DKK	2.000% due 10/1/47	1,157,812
6,986	DKK	3.000% due 10/1/47	1,205
		Nordea Kredit Realkreditaktieselskab, Covered Notes:
351,718	DKK	2.500% due 10/1/37	60,233
2,633,248	DKK	2.000% due 10/1/47	423,667
33,485	DKK	2.500% due 10/1/47	5,603
998,016	DKK	2.000% due 10/1/50	158,209
		Nykredit Realkredit AS, Covered Notes:
2	DKK	2.000% due 10/1/37	—
3,122,454	DKK	2.500% due 10/1/37	535,373
3,689,113	DKK	2.000% due 10/1/47	593,244
20,566	DKK	2.500% due 10/1/47	3,441
		Realkredit Danmark AS, Covered Notes:
2	DKK	2.000% due 10/1/37	—
2,724,334	DKK	2.500% due 10/1/37	467,335
93,175	DKK	2.500% due 7/1/47	15,590
8,051,338	DKK	2.000% due 10/1/47	1,295,786

		Total Denmark	4,717,498

France — 1.7%
700,000		Danone SA, Senior Unsecured Notes, 2.077% due 11/2/21(c)	675,906
		Dexia Credit Local SA, Government Liquid Guaranteed Notes:
400,000		2.275% (3-Month USD-LIBOR + 0.600%) due 3/23/18(a)(c)	400,156
300,000		2.250% due 2/18/20(c)	297,636
1,000,000		1.875% due 9/15/21(c)	965,868
250,000		2.375% due 9/20/22(c)	243,138

		Total France	2,582,704

Germany — 2.1%
		Deutsche Bank AG, Senior Unsecured Notes:
400,000		2.560% (3-Month USD-LIBOR + 0.815%) due 1/22/21(a)	399,304
100,000		3.150% due 1/22/21	99,138
800,000		4.250% due 10/14/21	816,649
2,400,000	NZD	Landwirtschaftliche Rentenbank, Government Guaranteed Notes, 4.750% due 3/12/19	1,776,274

		Total Germany	3,091,365

Ireland — 1.0%
800,000		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes, 4.625% due 10/30/20	827,007
200,000	EUR	Bank of Ireland, Junior Subordinated Notes, 7.375% (5-Year EUR Swap Rate + 6.956%)(a)(e)	273,302
200,000		Shire Acquisitions Investments Ireland DAC, Company Guaranteed Notes, 2.400% due 9/23/21	193,269
200,000		SMBC Aviation Capital Finance DAC, Company Guaranteed Notes, 3.000% due 7/15/22(c)	195,623

		Total Ireland	1,489,201

Italy — 0.5%
400,000	EUR	Banca Carige SpA, Covered Notes, 3.875% due 10/24/18	499,893
200,000	EUR	Intesa Sanpaolo SpA, Junior Subordinated Notes, 7.750% (5-Year EUR Swap Rate + 7.192%)(a)(e)	305,081

		Total Italy	804,974

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
Japan — 0.9%
		Central Nippon Expressway Co., Ltd., Senior Unsecured Notes:
$800,000		2.327% (3-Month USD-LIBOR + 0.540%) due 8/4/20(a)	$802,095
200,000		2.091% due 9/14/21	193,165
400,000		Chugoku Electric Power Co., Inc. (The), Senior Secured Notes, 2.701% due 3/16/20	399,463

		Total Japan	1,394,723

Jersey Channel Islands — 0.5%
200,000	GBP	HBOS Capital Funding LP, Company Guaranteed Notes, 9.540% (3-Month GBP-LIBOR + 6.750%)(a)(e)	276,538
300,000	GBP	Kennedy Wilson Europe Real Estate PLC, Senior Unsecured Notes, 3.950% due 6/30/22	430,550

		Total Jersey Channel Islands	707,088

Luxembourg — 0.6%
100,000		Allergan Funding SCS, Company Guaranteed Notes, 3.450% due 3/15/22	99,870
600,000	EUR	Commerzbank Finance & Covered Bonds SA, Covered Notes, 4.250% due 6/4/18	740,316

		Total Luxembourg	840,186

Netherlands — 2.1%
700,000	CAD	Bank Nederlandse Gemeenten NV, Senior Unsecured Notes, 2.125% due 10/1/19(c)	546,975
300,000	EUR	Cooperatieve Rabobank UA, Senior Unsecured Notes, 6.875% due 3/19/20	414,338
		ING Bank NV:
600,000		Covered Notes, 2.625% due 12/5/22(c)	587,674
1,000,000		Subordinated Notes, 4.125% (5-Year USD 1100 Run ICE Swap Rate + 2.700%) due 11/21/23(a)	1,008,007
500,000		Petrobras Global Finance BV, Company Guaranteed Notes, 6.125% due 1/17/22	527,425
50,000	EUR	Stichting AK Rabobank Certificaten, Junior Subordinated Notes, 6.500%(e)	76,171

		Total Netherlands	3,160,590

Norway — 0.3%
400,000		DNB Boligkreditt AS, Covered Notes, 2.500% due 3/28/22(c)	391,651

Portugal — 0.1%
		Banco Espirito Santo SA, Senior Unsecured Notes:
200,000	EUR	4.750% due 1/15/18(f)	72,590
200,000	EUR	4.000% due 1/21/19(f)	74,420

		Total Portugal	147,010

Singapore — 0.1%
200,000		BOC Aviation Ltd., Senior Unsecured Notes, 2.750% due 9/18/22(c)	191,819

Supranational — 1.3%
1,400,000	NZD	Asian Development Bank, Senior Unsecured Notes, 4.625% due 3/6/19	1,034,616
		European Investment Bank, Senior Unsecured Notes:
500,000	AUD	0.500% due 6/21/23	339,985
800,000	AUD	0.500% due 8/10/23	540,545

		Total Supranational	1,915,146

Sweden — 5.0%
		Lansforsakringar Hypotek AB, Covered Notes:
10,100,000	SEK	2.250% due 9/21/22	1,304,589
12,000,000	SEK	1.250% due 9/20/23	1,471,044
10,700,000	SEK	Nordea Hypotek AB, Covered Notes, 1.000% due 4/8/22	1,316,640
2,500,000	SEK	Skandinaviska Enskilda Banken AB, Covered Notes, 1.500% due 12/15/21	314,115
		Stadshypotek AB, Covered Notes:
2,000,000	SEK	1.500% due 12/15/21	251,292
8,000,000	SEK	4.500% due 9/21/22	1,131,160
		Sveriges Sakerstallda Obligationer AB, Covered Notes:
7,000,000	SEK	1.250% due 6/15/22	868,383
2,000,000	SEK	2.000% due 6/17/26	250,097
5,100,000	SEK	Swedbank Hypotek AB, Covered Notes, 1.000% due 6/15/22	626,260

		Total Sweden	7,533,580

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
Switzerland — 1.7%
$300,000		Credit Suisse Group AG, Senior Unsecured Notes, 2.997% (3-Month USD-LIBOR + 1.200%) due 12/14/23(a)(c)	$292,051
		UBS AG:
		Senior Unsecured Notes:
300,000		2.200% due 6/8/20(c)	295,622
500,000		2.103% (3-Month USD-LIBOR + 0.580%) due 6/8/20(a)(c)	502,511
		Subordinated Notes:
250,000		7.625% due 8/17/22	285,000
300,000		4.750% (5-Year USD Swap Rate + 3.765%) due 5/22/23(a)	301,314
400,000		5.125% due 5/15/24	413,858
400,000		UBS Group Funding Switzerland AG, Company Guaranteed Notes, 2.789% (3-Month USD-LIBOR + 0.950%) due 8/15/23(a)(c)	404,260

		Total Switzerland	2,494,616

United Kingdom — 4.3%
		Barclays Bank PLC, Subordinated Notes:
400,000		7.625% due 11/21/22	446,000
700,000		7.750% (5-Year USD Swap Rate + 6.833%) due 4/10/23(a)	705,250
		Barclays PLC:
		Junior Subordinated Notes:
300,000	EUR	6.500% (5-Year EUR Swap Rate + 5.875%)(a)(e)	391,124
400,000	GBP	7.000% (5-Year GBP Swap Rate + 5.084%)(a)(e)	581,892
200,000		8.250% (5-Year USD Swap Rate + 6.705%)(a)(e)	207,940
600,000		Senior Unsecured Notes, 3.921% (3-Month USD-LIBOR + 2.110%) due 8/10/21(a)	628,581
200,000		British Telecommunications PLC, Senior Unsecured Notes, 9.125% due 12/15/30	291,803
200,000	GBP	Co-operative Group Holdings 2011 Ltd., Company Guaranteed Notes, step bond to yield, 6.875% due 7/8/20	301,552
500,000		HBOS PLC, Subordinated Notes, 6.750% due 5/21/18(c)	504,442
400,000		Imperial Brands Finance PLC, Company Guaranteed Notes, 2.950% due 7/21/20(c)	399,528
300,000	GBP	Lloyds Banking Group PLC, Junior Subordinated Notes, 7.000% (5-Year GBP Swap Rate + 5.060%)(a)(e)	436,146
100,000	GBP	RAC Bonds Co. PLC, Senior Secured Notes, 4.870% due 5/6/26	143,650
500,000		Santander UK Group Holdings PLC, Subordinated Notes, 4.750% due 9/15/25(c)	508,066
98,060	GBP	Tesco Property Finance 4 PLC, Senior Secured Notes, 5.801% due 10/13/40	156,657
300,000	GBP	Virgin Media Secured Finance PLC, Senior Secured Notes, 4.875% due 1/15/27	413,618
300,000	GBP	Virgin Money PLC, Senior Unsecured Notes, 2.250% due 4/21/20	417,408

		Total United Kingdom	6,533,657

United States — 6.9%
		Ally Financial Inc.:
500,000		Company Guaranteed Notes, 8.000% due 11/1/31	622,500
100,000		Senior Unsecured Notes, 3.600% due 5/21/18	100,275
100,000		American Honda Finance Corp., Senior Unsecured Notes, 2.137% (3-Month USD-LIBOR + 0.350%) due 11/5/21(a)	100,147
300,000	EUR	American International Group Inc., Senior Unsecured Notes, 1.500% due 6/8/23	377,614
		AT&T Inc., Senior Unsecured Notes:
300,000	EUR	1.800% due 9/5/26(c)(d)	371,570
300,000		2.672% (3-Month USD-LIBOR + 0.950%) due 7/15/21(a)	304,333
		BAT Capital Corp., Company Guaranteed Notes:
100,000		2.423% (3-Month USD-LIBOR + 0.590%) due 8/14/20(a)(c)	100,590
100,000		3.222% due 8/15/24(c)	96,617
100,000		3.557% due 8/15/27(c)	95,519
100,000		4.390% due 8/15/37(c)	98,782
400,000		Boston Scientific Corp., Senior Unsecured Notes, 6.000% due 1/15/20	422,269
		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
250,000		3.579% due 7/23/20	251,908
700,000		4.464% due 7/23/22	716,879

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
United States — 6.9% — (continued)
		Dell International LLC/EMC Corp., Senior Secured Notes:
$400,000		3.480% due 6/1/19(c)	$402,660
250,000		4.420% due 6/15/21(c)	255,439
200,000		Emera US Finance LP, Company Guaranteed Notes, 2.700% due 6/15/21	196,345
200,000		EPR Properties, Company Guaranteed Notes, 4.500% due 6/1/27	196,525
		Fidelity National Information Services Inc., Senior Unsecured Notes:
100,000	EUR	0.400% due 1/15/21	122,323
100,000	GBP	1.700% due 6/30/22	136,215
300,000		Fresenius Medical Care US Finance II Inc., Company Guaranteed Notes, 5.625% due 7/31/19(c)	310,726
300,000		Harris Corp., Senior Unsecured Notes, 5.550% due 10/1/21	322,675
800,000		JPMorgan Chase & Co., Senior Unsecured Notes, 2.295% (3-Month USD-LIBOR + 0.550%) due 4/25/18(a)	800,489
400,000		KLA-Tencor Corp., Senior Unsecured Notes, 3.375% due 11/1/19	403,856
1,300,000		Lehman Brothers Holdings Inc., Senior Unsecured Notes, 0.000% due 12/30/16(d)	54,925
1,000,000		Marriott International Inc., Senior Unsecured Notes, 6.750% due 5/15/18	1,008,812
		Navient Corp., Senior Unsecured Notes:
100,000		5.500% due 1/15/19	101,720
350,000		4.875% due 6/17/19	354,813
400,000		8.000% due 3/25/20	429,500
100,000		Santander Holdings USA Inc., Senior Unsecured Notes, 3.400% due 1/18/23(c)	97,890
100,000		Spectra Energy Partners LP, Senior Unsecured Notes, 2.195% (3-Month USD-LIBOR + 0.700%) due 6/5/20(a)	100,943
100,000		Springleaf Finance Corp., Company Guaranteed Notes, 6.000% due 6/1/20	103,375
300,000		Time Warner Cable LLC, Senior Secured Notes, 8.250% due 4/1/19	316,760
346,000		Verizon Communications Inc., Senior Unsecured Notes, 3.376% due 2/15/25	338,622
300,000		WEA Finance LLC/Westfield UK & Europe Finance PLC, Company Guaranteed Notes, 3.750% due 9/17/24(c)	302,068
100,000		Wells Fargo & Co., Senior Unsecured Notes, 2.851% (3-Month USD-LIBOR + 1.110%) due 1/24/23(a)	101,749
300,000		Zimmer Biomet Holdings Inc., Senior Unsecured Notes, 3.150% due 4/1/22	295,503

		Total United States	10,412,936

		TOTAL CORPORATE BONDS & NOTES (Cost — $49,202,028)	49,451,855

COLLATERALIZED MORTGAGE OBLIGATIONS — 18.4%
250,000	EUR	Adagio IV CLO Ltd., Series IVA, Class A2R, 1.100% due 10/15/29(c)	306,616
457,360	GBP	Aggregator of Loans Backed by Assets 2015-1 PLC, Series 2015-1, Class A, 1.749% (1-Month GBP-LIBOR + 1.250%) due 4/24/49(a)	634,316
450,480	GBP	ALBA PLC, Series 2007-1, Class A3, 0.683% (3-Month GBP-LIBOR + 0.170%) due 3/17/39(a)	598,413
770,564		Argent Mortgage Loan Trust, Series 2005-W1, Class A1, 1.861% (1-Month USD-LIBOR + 0.240%) due 5/25/35(a)	734,201
29,983		Banc of America Funding Trust, Series 2006-A, Class 1A1, 3.652% due 2/20/36(a)	29,782
323,357		Bayview Financial Asset Trust, Series 2007-SR1A, Class A, 2.071% (1-Month USD-LIBOR + 0.450%) due 3/25/37(a)(c)	307,537
		Bear Stearns Adjustable Rate Mortgage Trust:
6,703		Series 2003-5, Class 1A2, 3.368% due 8/25/33(a)	6,638
11,867		Series 2003-7, Class 6A, 3.598% due 10/25/33(a)	11,988
28,228		Series 2004-2, Class 22A, 3.734% due 5/25/34(a)	27,525
7,527		Series 2004-2, Class 23A, 3.200% due 5/25/34(a)	7,050
109,131		Bear Stearns Structured Products Inc. Trust, Series 2007-R6, Class 1A1, 3.507% due 1/26/36(a)	100,501
69,710	EUR	Casa d’este Finance SRL, Series 1, Class A2, 0.021% (0.350% — 3-Month EURIBOR) due 9/15/40(a)	84,905
700,000		Cent CLO 22 Ltd., Series 2014-22A, Class A1R, 3.203% (3-Month USD-LIBOR + 1.410%) due 11/7/26(a)(c)	702,861
142,428		CHL Mortgage Pass-Through Trust 2007-19, Series 2007-19, Class 2A1, 6.500% due 11/25/47	125,757
321,107	EUR	Claris ABS SRL, Series 2011-1, Class A, 0.076% (0.350% — 6-Month EURIBOR) due 10/31/60(a)	392,398

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 18.4% — (continued)
		Countrywide Alternative Loan Trust:
$702		Series 2004-J5, Class 2A1, 2.301% (1-Month USD-LIBOR + 0.680%) due 8/25/34(a)	$706
9,326		Series 2005-21CB, Class A3, 5.250% due 6/25/35	8,859
37,469		Series 2007-7T2, Class A9, 6.000% due 4/25/37	26,622
59,846		Series 2007-11T1, Class A12, 1.971% (1-Month USD-LIBOR + 0.350%) due 5/25/37(a)	35,272
29,421		Series 2007-16CB, Class 5A1, 6.250% due 8/25/37	26,000
		Countrywide Asset-Backed Certificates:
914,418		Series 2007-13, Class 1A, 2.461% (1-Month USD-LIBOR + 0.840%) due 10/25/47(a)	905,825
672,888		Series 2007-SEA2, Class 1A1, 2.621% (1-Month USD-LIBOR + 1.000%) due 8/25/47(a)(c)	661,570
		Countrywide Home Loan Mortgage Pass-Through Trust:
5,384		Series 2004-12, Class 11A1, 3.412% due 8/25/34(a)	5,120
105,823		Series 2005-2, Class 1A1, 2.261% (1-Month USD-LIBOR + 0.640%) due 3/25/35(a)	92,977
9,404		Series 2005-3, Class 2A1, 2.201% (1-Month USD-LIBOR + 0.580%) due 4/25/35(a)	8,719
97,648		Series 2005-9, Class 1A3, 2.081% (1-Month USD-LIBOR + 0.460%) due 5/25/35(a)	90,515
29,052		Series 2005-11, Class 3A1, 2.511% due 4/25/35(a)	26,551
39,231		Series 2005-HYB9, Class 3A2A, 3.462% (1-Year USD-LIBOR + 1.750%) due 2/20/36(a)	34,915
932,278		Series 2007-4, Class 1A47, 6.000% due 5/25/37	766,709
3,429		Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 3.381% due 8/25/33(a)	3,453
796,320		Credit Suisse Mortgage Capital Certificates, Series 2007-NC1, Class 2A1, 2.221% (1-Month USD-LIBOR + 0.600%) due 9/25/37(a)	779,437
40,550		Credit Suisse Mortgage Capital Trust, Series 2007-5R, Class A5, 6.500% due 7/26/36	22,918
179,701		CSAB Mortgage-Backed Trust, Series 2006-4, Class A6A, step bond to yield, 5.684% due 12/25/36	84,960
318,852		CWABS Asset-Backed Certificates Trust, Series 2006-18, Class 2A2, 1.781% (1-Month USD-LIBOR + 0.160%) due 3/25/37(a)	315,212
797,060		Deutsche Alternative-A Securities Mortgage Loan Trust, Series 2007-3, Class 2A1, 2.371% (1-Month USD-LIBOR + 0.750%) due 10/25/47(a)	702,592
827,745		Ellington Loan Acquisition Trust, Series 2007-2, Class A1, 2.671% (1-Month USD-LIBOR + 1.050%) due 5/25/37(a)(c)	793,139
247,206	GBP	Eurohome UK Mortgages PLC, Series 2007-1, Class A, 0.666% (3-Month GBP-LIBOR + 0.150%) due 6/15/44(a)	333,247
		Eurosail-UK PLC:
466,400	GBP	Series 2007-4X, Class A3, 1.470% (3-Month GBP-LIBOR + 0.950%) due 6/13/45(a)	644,968
170,480	GBP	Series 2007-6NCX, Class A2A, 1.220% (3-Month GBP-LIBOR + 0.700%) due 9/13/45(a)	234,475
		Federal Home Loan Mortgage Corp. (FHLMC):
35,035		Series T-35, Class A, 1.901% (1-Month USD-LIBOR + 0.280%) due 9/25/31(a)	34,661
50,841		Series T-62, Class 1A1, 2.263% (1-Year Treasury Average Rate + 1.200%) due 10/25/44(a)	51,581
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
68,542		Series 2614, Class SJ, 15.297% (19.663% — 1-Month USD-LIBOR) due 5/15/33(a)	87,840
44,109		Series 2391, Class FJ, 2.088% (1-Month USD-LIBOR + 0.500%) due 4/15/28(a)	44,309
317,036		Series 4579, Class FD, 1.918% (1-Month USD-LIBOR + 0.350%) due 1/15/38(a)	317,334
317,036		Series 4579, Class SD, 1.384% due 1/15/38(a)(g)	17,046
8,218		Federal National Mortgage Association (FNMA), Grantor Trust, Series 2004-T3, Class 1A1, 6.000% due 2/25/44	9,080
		Federal National Mortgage Association (FNMA), REMICS:
7,617		Series 2003-34, Class A1, 6.000% due 4/25/43	8,373
10		Series 2005-120, Class NF, 1.721% (1-Month USD-LIBOR + 0.100%) due 1/25/21(a)	10
17,827		Series 2006-48, Class TF, 2.021% (1-Month USD-LIBOR + 0.400%) due 6/25/36(a)	17,895
148,966		Series 2009-104, Class FA, 2.421% (1-Month USD-LIBOR + 0.800%) due 12/25/39(a)	151,407
615,580		Series 2010-46, Class WF, 2.371% (1-Month USD-LIBOR + 0.750%) due 5/25/40(a)	630,257
101,739		Series 2013-130, Class FB, 2.071% (1-Month USD-LIBOR + 0.450%) due 1/25/44(a)	102,504
61,014		Federal National Mortgage Association (FNMA), REMICS, Whole Loan, Series 2004-W12, Class 1A1, 6.000% due 7/25/44	67,768
328,446		First Franklin Mortgage Loan Trust, Series 2005-FF9, Class A4, 1.981% (1-Month USD-LIBOR + 0.360%) due 10/25/35(a)	330,880
800,000		Flagship VII LTD, Series 2013-7A, Class A1R, 2.865% (3-Month USD-LIBOR + 1.120%) due 1/20/26(a)(c)	803,299

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 18.4% — (continued)
$63,862		GMACM Mortgage Loan Trust, Series 2005-AR6, Class 3A1, 3.702% due 11/19/35(a)	$61,302
1,000,000		GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class AR, 3.130% (3-Month USD-LIBOR + 1.370%) due 10/29/26(a)(c)	1,011,301
465,906		Government National Mortgage Association, Series 2016-H15, Class FA, 2.362% (1-Month USD-LIBOR + 0.800%) due 7/20/66(a)	471,933
		GSR Mortgage Loan Trust:
15,328		Series 2003-1, Class A2, 3.630% (1-Year CMT Index + 1.750%) due 3/25/33(a)	15,225
370,132		Series 2005-AR7, Class 2A1, 3.484% due 11/25/35(a)	370,184
		Harborview Mortgage Loan Trust:
28,987		Series 2005-2, Class 2A1A, 2.034% (1-Month USD-LIBOR + 0.440%) due 5/19/35(a)	28,020
67,649		Series 2005-3, Class 2A1A, 2.074% (1-Month USD-LIBOR + 0.480%) due 6/19/35(a)	66,703
114,921		Series 2006-SB1, Class A1A, 2.051% (1-Year Treasury Average Rate + 0.850%) due 12/19/36(a)	110,388
138,761		Series 2007-1, Class 2A1A, 1.724% (1-Month USD-LIBOR + 0.130%) due 3/19/37(a)	133,935
		JPMorgan Mortgage Trust:
5,942		Series 2003-A2, Class 3A1, 3.126% due 11/25/33(a)	6,011
2,530		Series 2005-A1, Class 6T1, 3.698% due 2/25/35(a)	2,514
99,049		JPMorgan Resecuritization Trust, Series 2009-7, Class 17A1, 5.394% due 7/27/37(a)(c)	100,325
800,000		KVK CLO Ltd., Series 2013-2A, Class AR, 2.872% (3-Month USD-LIBOR + 1.150%) due 1/15/26(a)(c)	800,526
625,656	GBP	Ludgate Funding PLC, Series 2007-1, Class A2A, 0.679% (3-Month GBP-LIBOR + 0.160%) due 1/1/61(a)	830,103
		Merrill Lynch Mortgage Investors Trust:
9,995		Series 2003-A2, Class 1A1, 3.291% due 2/25/33(a)	9,742
33,381		Series 2005-2, Class 1A, 2.911% (6-Month USD-LIBOR + 1.250%) due 10/25/35(a)	33,902
400,000		Monarch Grove CLO 18-1, Series 2018-1A, Class A1, 2.443% (3-Month USD-LIBOR + 0.880%) due 1/25/28(a)(c)	400,398
700,000	GBP	Newgate Funding PLC, Series 2007-1X, Class A3, 0.680% (3-Month GBP-LIBOR + 0.160%) due 12/1/50(a)	907,862
400,000		NewMark Capital Funding 2014-2 CLO Ltd., Series 2014-2A, Class A1R, 2.555% (3-Month USD-LIBOR + 1.220%) due 6/30/26(a)(c)	400,970
110,311		Option One Mortgage Loan Trust, Series 2007-CP1, Class 1A1, 1.761% (1-Month USD-LIBOR + 0.140%) due 3/25/37(a)	97,691
		Puma Finance Pty Ltd.:
183,050	AUD	Series 2014-1, Class A, 2.570% (1-Month Australian Bank Bill + 0.900%) due 5/13/45(a)	142,484
174,540	AUD	Series 2014-2, Class A, 2.460% (1-Month Australian Bank Bill + 0.790%) due 10/18/45(a)	135,425
303,244		RAAC Trust, Series 2007-SP3, Class A1, 2.821% (1-Month USD-LIBOR + 1.200%) due 9/25/47(a)	302,010
68,879		RALI Trust, Series 2007-QO2, Class A1, 1.771% (1-Month USD-LIBOR + 0.150%) due 2/25/47(a)	45,189
		Residential Asset Securitization Trust:
20,822		Series 2005-A15, Class 5A1, 5.750% due 2/25/36	16,418
50,861		Series 2006-R1, Class A2, 2.021% (1-Month USD-LIBOR + 0.400%) due 1/25/46(a)	24,161
344,179	GBP	Residential Mortgage Securities 28 PLC, Series 28, Class A, 1.666% (3-Month GBP-LIBOR + 1.150%) due 6/15/46(a)	478,322
303,887	GBP	ResLoC UK PLC, Series 2007-1X, Class A3B, 0.676% (3-Month GBP-LIBOR + 0.160%) due 12/15/43(a)	402,176
		RMAC Securities No 1 PLC:
289,345	GBP	Series 2006-NS1X, Class A2A, 0.672% (3-Month GBP-LIBOR + 0.150%) due 6/12/44(a)	389,475
543,921	GBP	Series 2006-NS3X, Class A2A, 0.672% (3-Month GBP-LIBOR + 0.150%) due 6/12/44(a)	733,726
		Soundview Home Loan Trust:
435,213		Series 2006-3, Class A3, 1.781% (1-Month USD-LIBOR + 0.160%) due 11/25/36(a)	421,742
1,300,000		Series 2006-3, Class A4, 1.871% (1-Month USD-LIBOR + 0.250%) due 11/25/36(a)	1,151,860
		Structured Adjustable Rate Mortgage Loan Trust:
9,634		Series 2004-1, Class 4A1, 3.680% due 2/25/34(a)	9,636
34,020		Series 2004-4, Class 3A2, 3.580% due 4/25/34(a)	34,560
48,891		Series 2004-19, Class 2A1, 2.682% (1-Year Treasury Average Rate + 1.400%) due 1/25/35(a)	46,033
		Structured Asset Mortgage Investments II Trust:
66,423		Series 2005-AR2, Class 2A1, 2.081% (1-Month USD-LIBOR + 0.460%) due 5/25/45(a)	62,285
76,399		Series 2005-AR8, Class A1A, 1.901% (1-Month USD-LIBOR + 0.280%) due 2/25/36(a)	72,838
52,275		Series 2006-AR5, Class 1A1, 1.831% (1-Month USD-LIBOR + 0.210%) due 5/25/36(a)	44,064

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 18.4% — (continued)
$276,118		Series 2007-AR4, Class A3, 1.841% (1-Month USD-LIBOR + 0.220%) due 9/25/47(a)	$261,444
123,703		Series 2007-AR6, Class A1, 2.701% (1-Year Treasury Average Rate + 1.500%) due 8/25/47(a)	117,197
39,342		Structured Asset Securities Corp. Trust, Series 2005-10, Class 4A1, 5.500% due 12/25/34	39,738
893,379		Symphony CLO XII Ltd., Series 2013-12A, Class AR, 2.752% (3-Month USD-LIBOR + 1.030%) due 10/15/25(a)(c)	894,999
900,000		TICP CLO I Ltd., Series 2014-1A, Class A1R, 2.932% (3-Month USD-LIBOR + 1.180%) due 4/26/26(a)(c)	901,047
400,000		Venture XVI CLO Ltd., Series 2014-16A, Class ARR, 0.000% (0.850% — 3-Month USD-LIBOR) due 1/15/28(a)(c)	400,150
		WaMu Mortgage Pass-Through Certificates Trust:
13,632		Series 2002-AR9, Class 1A, 2.601% (1-Year Treasury Average Rate + 1.400%) due 8/25/42(a)	13,248
4,667		Series 2003-AR5, Class A7, 3.096% due 6/25/33(a)	4,723
357,974		Series 2003-AR9, Class 2A, 3.351% due 9/25/33(a)	362,952
400,533		Series 2004-AR1, Class A, 3.590% due 3/25/34(a)	409,890
53,228		Series 2005-AR13, Class A1A1, 1.911% (1-Month USD-LIBOR + 0.290%) due 10/25/45(a)	53,306
92,012		Series 2006-AR13, Class 2A, 2.253% (11th District Cost of Funds Index + 1.500%) due 10/25/46(a)	89,700
26,409		Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR5, Class 3A, 2.141% (1-Year Treasury Average Rate + 0.940%) due 7/25/46(a)	19,385
137,609		Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2002-AR3, Class 1A7, 3.237% due 12/25/32(a)	137,977
186,061		Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A1, 3.742% due 3/25/36(a)	189,077

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $27,646,515)	27,615,765

MORTGAGE-BACKED SECURITIES — 9.5%
CMHC — 0.5%
		Canadian Mortgage and Housing Corp. (CMHC):
195,942	CAD	1.678% due 6/1/20(d)	153,067
465,500	CAD	1.878% due 7/1/20(d)	364,947
136,486	CAD	1.878% due 8/1/20(d)	107,016

		TOTAL CMHC	625,030

FNMA — 9.0%
		Federal National Mortgage Association (FNMA):
88,541		3.000% due 1/1/22	88,892
57,118		3.548% (1-Year CMT Index + 2.360%) due 11/1/34(a)	60,559
109,777		6.500% due 8/1/37	121,377
7,300,000		3.500% due 4/1/48(h)	7,275,909
5,900,000		4.000% due 4/1/48 — 5/1/48(h)	6,024,182

		TOTAL FNMA	13,570,919

GNMA — 0.0%
		Government National Mortgage Association II (GNMA):
3,668		6.000% due 9/20/38	3,892

		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $14,234,892)	14,199,841

U.S. GOVERNMENT OBLIGATIONS — 3.5%
1,660,957		U.S. Treasury Inflation Indexed Bonds, 2.375% due 1/15/25	1,855,073
		U.S. Treasury Inflation Indexed Notes:
202,738		0.125% due 4/15/22(i)	199,583
3,226,573		0.250% due 1/15/25	3,140,911

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $5,300,699)	5,195,567

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
SENIOR LOAN — 0.1%
$200,000		CenturyLink Inc., 4.398% (1-Month USD-LIBOR + 2.750%) due 1/31/25 (Cost — $199,082)	$196,875

ASSET-BACKED SECURITY — 0.1%
Student Loans — 0.1%
115,894		Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 2.695% (3-Month USD-LIBOR + 0.950%) due 4/25/38(a) (Cost — $115,894)	116,620

MUNICIPAL BOND — 0.0%
United States — 0.0%
700,000		Tobacco Settlement Finance Authority, Revenue Bonds, zero coupon, due 6/1/47(d) (Cost — $40,076)	41,146

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $148,717,081)	152,498,555

SHORT-TERM INVESTMENTS — 13.6%
SOVEREIGN BONDS — 11.0%
Italy — 5.3%
6,500,000	EUR	Italy Buoni Ordinari del Tesoro BOT, (0.429)% due 4/30/18(j)	7,945,347

Japan — 5.7%
		Japan Treasury Discount Bills:
140,000,000	JPY	(0.254)% due 3/5/18(j)	1,313,047
450,000,000	JPY	(0.200)% due 3/12/18(j)	4,219,890
190,000,000	JPY	(0.152)% due 3/19/18(j)	1,781,505
140,000,000	JPY	(0.163)% due 5/21/18(j)	1,312,678

		Total Japan	8,627,120

		TOTAL SOVEREIGN BONDS (Cost — $15,881,813)	16,572,467

TIME DEPOSITS — 2.0%
		ANZ National Bank — London:
68,034	AUD	0.630% due 3/1/18	52,838
37,088	NZD	0.900% due 3/1/18	26,750
926,070		Banco Santander SA — Frankfurt, 0.780% due 3/1/18	926,070
		BBH — Grand Cayman:
1,737	CHF	(1.450)% due 3/1/18	1,839
4,044	SEK	(0.910)% due 3/1/18	488
1,278	DKK	(0.550)% due 3/1/18	209
939	SGD	0.150% due 3/1/18	709
37	NOK	0.200% due 3/1/18	5
883,704	ZAR	5.700% due 3/1/18	74,927
		Citibank — London:
239,245	EUR	(0.580)% due 3/1/18	291,879
47,694	GBP	0.230% due 3/1/18	65,672
1,337,803		JPMorgan Chase & Co. — New York, 0.780% due 3/1/18	1,337,803
172,404	CAD	Royal Bank of Canada — Toronto, 0.550% due 3/1/18	134,386
3,538,338	JPY	Sumitomo — Tokyo, (0.310)% due 3/1/18	33,163

		TOTAL TIME DEPOSITS (Cost — $2,946,738)	2,946,738

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†	Security	Value
U.S. GOVERNMENT OBLIGATIONS — 0.6%
	United States Treasury Bills:
$571,000	1.409% due 4/19/18(i)(j)	$569,908
352,000	1.410% due 4/26/18(i)(j)	351,231

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $921,139)	921,139

	TOTAL SHORT-TERM INVESTMENTS (Cost — $19,749,690)	20,440,344

	TOTAL INVESTMENTS IN SECURITIES (Cost — $168,466,771)	172,938,899

	TOTAL INVESTMENTS IN PURCHASED OPTIONS (Cost — $142,771)	82,856

	TOTAL INVESTMENTS — 115.2% (Cost — $168,609,542)	173,021,755

	Liabilities in Excess of Other Assets — (15.2)%	(22,867,844)

	TOTAL NET ASSETS — 100.0%	$150,153,911

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2018.
(b)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreements.
(c)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2018, amounts to approximately $37,033,426 and represents 24.7% of net assets.
(d)	Illiquid security.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Security is currently in default.
(g)	Interest only security.
(h)	This security is traded on a TBA basis (see Note 1).
(i)	All or a portion of this security is held at the broker as collateral for open OTC derivative instruments.
(j)	Rate shown represents yield-to-maturity.

At February 28, 2018, for International Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
International Fixed Income Fund	$168,609,542	$16,911,809	$(10,385,670)	$6,526,139

Abbreviations used in this schedule:
ABS	— Asset-Based Security
CLO	— Collateralized Loan Obligation
EURIBOR	— Euro Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
OTC	— Over the Counter
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduits

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Summary of Investments by Security Type^
Sovereign Bonds	32.2%
Corporate Bonds & Notes	28.6
Collateralized Mortgage Obligations	16.0
Mortgage-Backed Securities	8.2
U.S. Government Obligations	3.0
Senior Loan	0.1
Asset-Backed Security	0.1
Purchased Options	0.0	*
Municipal Bond	0.0	*
Short-Term Investments	11.8

	100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.

Schedule of Options Contracts Purchased

Currency Options

Number of Contracts	Notional Amounts†		Security Name	Counterparty	Expiration Date	Strike Price		Value
1,600,000	1,242,640	AUD	OTC Australian Dollar versus U.S. Dollar, Put(a)	HSBC	2/5/19		$0.74	$17,440
649,000	893,641	GBP	OTC British Pound versus U.S. Dollar, Put(a)	JPM	5/4/18		$1.32	2,095
700,000	854,000	EUR	OTC Euro versus U.S. Dollar, Put(a)	DUB	1/22/19		$1.20	10,052
1,220,000	1,488,400	EUR	OTC Euro versus U.S. Dollar, Put(a)	DUB	2/5/19		$1.22	24,382
171,000	208,620	EUR	OTC Euro versus U.S. Dollar, Put(a)	HSBC	2/5/19		$1.22	3,417
600,000	$600,000		OTC U.S. Dollar versus Canadian Dollar, Call(a)	RBS	3/8/18	CAD	1.28	2,315
800,000	800,000		OTC U.S. Dollar versus Canadian Dollar, Call(a)	DUB	4/6/18	CAD	1.29	5,613
800,000	800,000		OTC U.S. Dollar versus Japanese Yen, Call(a)	JPM	3/9/18	JPY	111.20	18
600,000	600,000		OTC U.S. Dollar versus Japanese Yen, Call(a)	HSBC	3/15/18	JPY	111.20	49
641,000	641,000		OTC U.S. Dollar versus Japanese Yen, Call(a)	BOA	4/17/20	JPY	120.00	3,167
463,000	463,000		OTC U.S. Dollar versus Japanese Yen, Call(a)	DUB	4/17/20	JPY	120.00	2,288
748,000	748,000		OTC U.S. Dollar versus Japanese Yen, Call(a)	GSC	4/20/20	JPY	120.00	3,721

			Total Currency Options					$74,557

Interest Rate Swaption

Number of Contracts	Notional Amounts	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
57,000,000	$114,356,250	OTC 1-Year Swaption, 3-Month USD-LIBOR, Put(a)	GSC	3/14/18	2.400%	$8,299

		TOTAL OPTIONS CONTRACTS PURCHASED (Cost — $142,771)				$82,856

(a)	Illiquid security.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Schedule of Options Contracts Written

Credit Default Swaptions

Number of Contracts	Notional Amounts†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
4,800,000	2,529,168	EUR	OTC Markit iTraxx Europe Series 28 5-Year Index, Call	BCLY	4/18/18	0.475%	$3,518
4,800,000	2,529,168	EUR	OTC Markit iTraxx Europe Series 28 5-Year Index, Put	BCLY	4/18/18	0.700	4,569

			Total Credit Default Swaptions				$8,087

Currency Options

Number of Contracts	Notional Amounts†		Security Name	Counterparty	Expiration Date	Strike Price		Value
700,000	700,000	AUD	OTC Australian Dollar versus Canadian Dollar, Call(a)	GSC	6/29/18	CAD	1.02	$2,924
814,000	632,193	AUD	OTC Australian Dollar versus Canadian Dollar, Call(a)	JPM	6/29/18	CAD	1.02	3,400
700,000	700,000	AUD	OTC Australian Dollar versus Canadian Dollar, Put(a)	GSC	6/29/18	CAD	0.96	2,242
814,000	814,000	AUD	OTC Australian Dollar versus Canadian Dollar, Put(a)	JPM	6/29/18	CAD	0.96	2,607
1,600,000	1,242,640	AUD	OTC Australian Dollar versus U.S. Dollar, Call(a)	HSBC	12/4/18		$0.83	12,603
1,089,000	1,089,000	GBP	OTC British Pound versus U.S. Dollar, Put(a)	BNP	5/4/18		$1.30	1,963
700,000	854,000	EUR	OTC Euro versus U.S. Dollar, Call(a)	DUB	1/22/19		$1.33	7,987
1,220,000	1,488,400	EUR	OTC Euro versus U.S. Dollar, Call(a)	DUB	2/5/19		$1.36	10,779
171,000	208,620	EUR	OTC Euro versus U.S. Dollar, Call(a)	HSBC	2/5/19		$1.36	1,511
600,000	$ 600,000		OTC U.S. Dollar versus Canadian Dollar, Put(a)	RBS	3/8/18	CAD	1.24	12
800,000	800,000		OTC U.S. Dollar versus Canadian Dollar, Put(a)	DUB	4/6/18	CAD	1.23	436
800,000	800,000		OTC U.S. Dollar versus Japanese Yen, Put(a)	JPM	3/9/18	YPY	107.00	5,605
748,000	748,000		OTC U.S. Dollar versus Korean Won, Put(a)	GSC	4/20/18	KRW	1,075.00	7,478
215,000	215,000		OTC U.S. Dollar versus Korean Won, Put(a)	BNP	4/25/18	KRW	1,075.00	2,288
733,000	733,000		OTC U.S. Dollar versus Korean Won, Put(a)	JPM	4/25/18	KRW	1,075.00	7,799

			Total Currency Options					$69,634

			TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $129,296)					$77,721

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	Illiquid security.

Schedule of Reverse Repurchase Agreements

Face Amounts†		Security	Value
		Standard Chartered Bank:
5,118,860	GBP	0.490% due 3/15/18	$7,048,415
4,641,511	EUR	(0.480)% due 4/19/18	5,662,643

		TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds — $12,699,997)	$12,711,058

For the period ended February 28, 2018, the average borrowing and interest rate under the reverse repurchase agreements were $20,996,273 and 0.204%, respectively.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At February 28, 2018, International Fixed Income Fund had open exchange traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
90-Day Eurodollar March Futures	149	3/19	$36,324,338	$36,275,913	$(48,425)
90-Day Eurodollar September Futures	123	9/18	30,118,876	30,013,537	(105,339)
90-Day Sterling December Futures	159	12/18	27,131,526	27,087,739	(43,787)
Australian Government 3-Year Bond March Futures	3	3/18	260,146	259,209	(937)
Australian Government 10-Year Bond March Futures	21	3/18	2,119,850	2,084,255	(35,595)
Euro-Bobl March Futures	14	3/18	2,265,662	2,238,163	(27,499)
Euro-BTP March Futures	60	3/18	10,166,004	10,017,420	(148,584)
Euro-Buxl 30-Year Bond March Futures	13	3/18	2,665,432	2,562,025	(103,407)
Euro-OAT March Futures	8	3/18	1,509,530	1,499,917	(9,613)
Euro-Schatz Note March Futures	80	3/18	10,949,744	10,928,272	(21,472)
Japan Government 10-Year Bond March Futures	8	3/18	11,313,745	11,316,744	2,999
U.S. Treasury 5-Year Note June Futures	17	6/18	1,936,805	1,936,805	—
U.S. Treasury 10-Year Note June Futures	44	6/18	5,269,675	5,282,062	12,387
U.S. Treasury Ultra Long Bond June Futures	52	6/18	8,066,296	8,105,500	39,204
United Kingdom Treasury 10-Year Gilt June Futures	6	6/18	998,963	1,000,326	1,363

					(488,705)

Contracts to Sell:
90-Day Eurodollar March Futures	149	3/20	36,207,004	36,180,925	26,079
90-Day Eurodollar September Futures	123	9/19	30,044,955	29,896,688	148,267
90-Day Sterling December Futures	159	12/19	27,074,055	27,002,901	71,154
Euro-Bund March Futures	4	3/18	773,187	778,067	(4,880)
U.S. Treasury 2-Year Note June Futures	12	6/18	2,551,230	2,549,625	1,605
U.S. Treasury Long Bond June Futures	18	6/18	2,571,891	2,581,875	(9,984)

					232,241

Net Unrealized Depreciation on Open Exchange Traded Futures Contracts					$(256,464)

At February 28, 2018, International Fixed Income Fund had deposited cash of $491,000 with a broker or brokers as margin collateral on open exchange traded futures contracts.

At February 28, 2018, International Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Argentine Peso	1,169,280	USD	58,000	BNP	$57,315	3/28/18	$(685)
Argentine Peso	683,060	USD	34,000	BOA	33,482	3/28/18	(518)
Argentine Peso	5,421,857	USD	270,181	JPM	265,764	3/28/18	(4,417)
Argentine Peso	292,000	USD	14,571	BNP	13,637	6/21/18	(934)
Argentine Peso	753,000	USD	36,289	SOG	34,048	8/22/18	(2,241)
Argentine Peso	951,740	USD	46,000	HSBC	42,925	8/27/18	(3,075)
Australian Dollar	500,000	USD	397,350	HSBC	389,040	12/6/18	(8,310)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy: (continued)
Australian Dollar	270,000	USD	214,650	HSBC	$210,233	2/7/19	$(4,417)
Brazilian Real	1,130,728	USD	348,463	BNP	348,077	3/2/18	(386)
Brazilian Real	2,173,495	USD	669,819	DUB	669,077	3/2/18	(742)
Brazilian Real	6,202,531	USD	1,912,384	HSBC	1,909,352	3/2/18	(3,032)
Brazilian Real	2,898,308	USD	893,189	JPM	892,199	3/2/18	(990)
Brazilian Real	2,898,308	USD	886,767	JPM	889,175	4/3/18	2,408
British Pound	6,812,189	USD	9,509,111	GSC	9,380,041	3/2/18	(129,070)
British Pound	613,000	USD	872,463	SCB	844,070	3/2/18	(28,393)
Canadian Dollar	195,000	USD	154,851	BOA	151,999	3/2/18	(2,852)
Canadian Dollar	190,000	USD	151,428	HSBC	148,102	3/2/18	(3,326)
Canadian Dollar	9,290,000	USD	7,357,192	HSBC	7,241,406	3/2/18	(115,786)
Canadian Dollar	225,000	USD	180,392	UBS	175,384	3/2/18	(5,008)
Canadian Dollar	339,836	USD	270,000	RBS	264,918	3/9/18	(5,082)
Chinese Offshore Renminbi	9,418,250	USD	1,483,093	BNP	1,487,173	3/14/18	4,080
Chinese Offshore Renminbi	9,646,848	USD	1,450,224	SCB	1,522,600	3/21/18	72,376
Chinese Offshore Renminbi	9,418,250	USD	1,482,465	GSC	1,478,569	6/20/18	(3,896)
Czech Koruna	7,708,000	USD	373,024	BOA	370,116	3/8/18	(2,908)
Czech Koruna	7,347,000	USD	360,748	GSC	352,782	3/8/18	(7,966)
Czech Koruna	7,511,000	USD	361,994	SOG	362,055	5/7/18	61
Danish Krone	2,020,000	USD	327,031	BOA	331,851	4/3/18	4,820
Danish Krone	7,604,000	USD	1,190,080	GSC	1,249,209	4/3/18	59,129
Danish Krone	2,090,000	USD	351,066	HSBC	343,351	4/3/18	(7,715)
Danish Krone	1,295,000	USD	210,451	HSBC	212,747	4/3/18	2,296
Danish Krone	700,000	USD	117,267	JPM	114,998	4/3/18	(2,269)
Danish Krone	6,960,000	USD	1,168,600	JPM	1,143,410	4/3/18	(25,190)
Danish Krone	835,000	USD	138,170	UBS	137,177	4/3/18	(993)
Euro	102,000	USD	125,890	BCLY	124,440	3/2/18	(1,450)
Euro	112,000	USD	140,181	BOA	136,640	3/2/18	(3,541)
Euro	19,946,544	USD	24,604,061	GSC	24,334,787	3/2/18	(269,274)
Euro	271,000	USD	332,865	GSC	330,620	3/2/18	(2,245)
Euro	60,000	USD	73,616	HSBC	73,200	3/2/18	(416)
Euro	1,260,000	USD	1,544,126	HSBC	1,537,200	3/2/18	(6,926)
Euro	389,000	USD	481,005	JPM	474,580	3/2/18	(6,425)
Euro	459,000	USD	565,861	UBS	559,980	3/2/18	(5,881)
Euro	2,031,000	USD	2,489,255	BOA	2,484,538	4/4/18	(4,717)
Euro	700,000	USD	848,697	BOA	857,878	4/30/18	9,181
Euro	350,000	USD	440,206	DUB	438,642	1/24/19	(1,564)
Indian Rupee	18,048,000	USD	279,057	BOA	276,768	3/1/18	(2,289)
Indian Rupee	18,048,000	USD	278,298	HSBC	276,768	3/1/18	(1,530)
Indian Rupee	48,695,393	USD	741,065	HSBC	745,755	3/13/18	4,690
Indian Rupee	42,822,533	USD	671,726	JPM	655,814	3/13/18	(15,912)
Indian Rupee	689,035	USD	10,805	JPM	10,552	3/13/18	(253)
Indian Rupee	17,645,796	USD	270,776	UBS	267,341	6/20/18	(3,435)
Indonesian Rupiah	863,330,000	USD	65,000	BNP	62,758	3/14/18	(2,242)
Indonesian Rupiah	3,082,233,000	USD	231,000	HSBC	224,056	3/14/18	(6,944)
Indonesian Rupiah	4,359,120,000	USD	328,000	HSBC	316,877	3/14/18	(11,123)
Indonesian Rupiah	1,736,280,000	USD	130,000	SCB	126,215	3/14/18	(3,785)
Indonesian Rupiah	4,917,931,800	USD	365,062	DUB	357,317	3/21/18	(7,745)
Japanese Yen	1,284,600,000	USD	12,005,607	BNP	12,039,926	3/2/18	34,319
Japanese Yen	185,900,000	USD	1,729,122	UBS	1,742,350	3/2/18	13,228
Japanese Yen	37,629,128	USD	344,000	JPM	352,926	3/13/18	8,926
Japanese Yen	38,285,450	USD	350,000	JPM	359,081	3/13/18	9,081

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy: (continued)
Japanese Yen	29,494,800	USD	270,000	HSBC	$276,773	3/19/18	$6,773
Korean Won	354,296,000	USD	335,000	BNP	326,617	3/14/18	(8,383)
Korean Won	156,584,000	USD	148,000	BOA	144,351	3/14/18	(3,649)
Korean Won	11,691,119	USD	11,000	GSC	10,778	3/14/18	(222)
Korean Won	311,224,600	USD	293,000	JPM	286,911	3/14/18	(6,089)
Korean Won	75,927,081	USD	71,552	UBS	69,996	3/14/18	(1,556)
Korean Won	293,062,200	USD	258,000	GSC	270,406	4/24/18	12,406
Korean Won	84,337,500	USD	75,000	BNP	77,823	4/27/18	2,823
Korean Won	274,939,200	USD	244,000	JPM	253,703	4/27/18	9,703
Korean Won	510,880,000	USD	472,621	HSBC	472,194	6/20/18	(427)
Mexican Peso	30,100,000	USD	1,592,256	BNP	1,596,860	3/1/18	4,604
Mexican Peso	6,749,000	USD	362,922	GSC	356,905	3/21/18	(6,017)
Mexican Peso	27,725,479	USD	1,414,277	HSBC	1,466,196	3/21/18	51,919
New Zealand Dollar	4,348,000	USD	3,189,180	JPM	3,135,995	3/2/18	(53,185)
Norwegian Krone	2,855,000	USD	370,692	GSC	361,532	3/2/18	(9,160)
Norwegian Krone	5,645,000	USD	734,078	SOG	714,833	3/2/18	(19,245)
Norwegian Krone	8,500,000	USD	1,087,615	BOA	1,077,637	4/4/18	(9,978)
Peruvian Sol	1,769,549	USD	544,025	BNP	541,288	3/21/18	(2,737)
Peruvian Sol	146,205	USD	45,000	GSC	44,723	3/21/18	(277)
Peruvian Sol	178,310	USD	55,000	JPM	54,543	3/21/18	(457)
Russian Ruble	20,914,110	USD	373,000	DUB	370,646	3/7/18	(2,354)
Russian Ruble	1,881,660	USD	33,000	GSC	33,347	3/7/18	347
Russian Ruble	40,680,312	USD	705,398	SOG	720,948	3/7/18	15,550
Russian Ruble	21,111,199	USD	371,000	GSC	373,730	3/16/18	2,730
Russian Ruble	21,175,107	USD	373,000	JPM	374,861	3/16/18	1,861
Russian Ruble	4,487,200	USD	76,797	BOA	79,153	4/18/18	2,356
Russian Ruble	25,871,530	USD	455,024	DUB	456,369	4/18/18	1,345
Russian Ruble	63,842,480	USD	1,101,055	HSBC	1,122,134	5/25/18	21,079
Russian Ruble	10,383,190	USD	183,919	SOG	182,501	5/25/18	(1,418)
Singapore Dollar	1,996,000	USD	1,506,049	SCB	1,506,836	3/14/18	787
Swedish Krona	2,670,000	USD	339,670	BOA	322,218	3/2/18	(17,452)
Turkish Lira	2,802,483	USD	715,407	UBS	719,718	5/22/18	4,311

							(507,315)

Contracts to Sell:
Argentine Peso	2,507,478	USD	124,000	BOA	122,910	3/28/18	1,090
Argentine Peso	4,140	USD	196	BOA	197	5/16/18	(1)
Australian Dollar	190,000	USD	151,946	GSC	147,564	3/2/18	4,382
Brazilian Real	1,130,728	USD	346,000	BNP	348,077	3/2/18	(2,077)
Brazilian Real	1,095,136	USD	339,135	DUB	337,120	3/2/18	2,015
Brazilian Real	1,078,359	USD	339,000	DUB	331,956	3/2/18	7,044
Brazilian Real	6,202,531	USD	1,911,471	HSBC	1,909,353	3/2/18	2,118
Brazilian Real	2,898,308	USD	889,597	JPM	892,199	3/2/18	(2,602)
Brazilian Real	3,800,000	USD	1,185,204	BNP	1,165,806	4/3/18	19,398
Brazilian Real	1,820,042	USD	516,324	DUB	553,081	7/2/18	(36,757)
British Pound	6,912,189	USD	9,760,896	DUB	9,517,736	3/2/18	243,160
British Pound	513,000	USD	721,646	UBS	706,375	3/2/18	15,271
British Pound	6,812,189	USD	9,523,955	GSC	9,395,644	4/4/18	128,311
Canadian Dollar	279,000	USD	221,953	BOA	217,476	3/2/18	4,477
Canadian Dollar	9,621,000	USD	7,786,311	BOA	7,499,415	3/2/18	286,896
Canadian Dollar	9,290,000	USD	7,361,331	HSBC	7,246,444	4/4/18	114,887
Chinese Offshore Renminbi	9,418,250	USD	1,490,796	GSC	1,487,173	3/14/18	3,623

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell: (continued)
Chinese Offshore Renminbi	4,843,261	USD	754,097	GSC	$764,431	3/21/18	$(10,334)
Chinese Offshore Renminbi	4,773,192	USD	744,095	HSBC	753,372	3/21/18	(9,277)
Czech Koruna	7,544,000	USD	369,495	SCB	362,241	3/8/18	7,254
Czech Koruna	7,511,000	USD	360,586	SOG	360,657	3/8/18	(71)
Danish Krone	7,500,000	USD	1,117,235	BNP	1,232,123	4/3/18	(114,888)
Danish Krone	43,038,280	USD	6,898,824	BOA	7,070,462	4/3/18	(171,638)
Danish Krone	75,000	USD	11,505	GSC	12,322	4/3/18	(817)
Euro	19,058,544	USD	23,673,170	BNP	23,251,427	3/2/18	421,743
Euro	581,000	USD	718,363	BOA	708,820	3/2/18	9,543
Euro	1,341,000	USD	1,671,263	BOA	1,636,020	3/2/18	35,243
Euro	1,058,000	USD	1,310,376	JPM	1,290,760	3/2/18	19,616
Euro	19,946,544	USD	24,664,839	GSC	24,400,755	4/4/18	264,084
Euro	801,605	USD	949,944	BCLY	982,399	4/30/18	(32,455)
Euro	1,102,155	USD	1,312,646	BCLY	1,350,735	4/30/18	(38,089)
Euro	500,000	USD	593,274	BNP	612,770	4/30/18	(19,496)
Euro	700,000	USD	831,643	BNP	857,877	4/30/18	(26,234)
Euro	1,302,526	USD	1,534,711	HSBC	1,596,298	4/30/18	(61,587)
Euro	500,000	USD	585,339	HSBC	612,770	4/30/18	(27,431)
Euro	1,000,000	USD	1,183,583	SOG	1,225,540	4/30/18	(41,957)
Euro	1,302,504	USD	1,527,199	UBS	1,596,270	4/30/18	(69,071)
Indian Rupee	18,048,000	USD	278,298	BOA	276,768	3/1/18	1,530
Indian Rupee	18,048,000	USD	282,000	HSBC	276,767	3/1/18	5,233
Indian Rupee	74,561,165	USD	1,165,000	GSC	1,141,882	3/13/18	23,118
Indian Rupee	17,645,796	USD	273,918	UBS	270,240	3/13/18	3,678
Indian Rupee	18,048,000	USD	275,248	BOA	273,435	6/20/18	1,813
Indonesian Rupiah	597,652,000	USD	44,000	JPM	43,445	3/14/18	555
Indonesian Rupiah	4,591,730,000	USD	338,000	SCB	333,786	3/14/18	4,214
Indonesian Rupiah	4,754,750,000	USD	350,000	SCB	345,637	3/14/18	4,363
Japanese Yen	146,500,000	USD	1,344,834	BNP	1,373,073	3/2/18	(28,239)
Japanese Yen	1,324,000,000	USD	12,203,001	SCB	12,409,204	3/2/18	(206,203)
Japanese Yen	140,000,000	USD	1,254,604	BCLY	1,312,355	3/5/18	(57,751)
Japanese Yen	450,000,000	USD	4,037,178	UBS	4,220,222	3/12/18	(183,044)
Japanese Yen	37,892,800	USD	352,000	GSC	355,399	3/13/18	(3,399)
Japanese Yen	190,000,000	USD	1,699,088	BNP	1,782,919	3/19/18	(83,831)
Japanese Yen	8,634,600	USD	81,000	HSBC	81,025	3/19/18	(25)
Japanese Yen	16,010,250	USD	150,000	HSBC	150,237	3/19/18	(237)
Japanese Yen	1,284,600,000	USD	12,033,927	BNP	12,069,934	4/4/18	(36,007)
Japanese Yen	140,000,000	USD	1,321,176	UBS	1,319,605	5/21/18	1,571
Korean Won	510,880,000	USD	471,596	HSBC	470,968	3/14/18	628
Korean Won	398,842,800	USD	358,388	UBS	367,684	3/14/18	(9,296)
Korean Won	292,778,400	USD	258,000	UBS	270,144	4/24/18	(12,144)
Korean Won	358,556,000	USD	319,000	JPM	330,861	4/27/18	(11,861)
Korean Won	75,927,081	USD	71,731	UBS	70,178	6/20/18	1,553
Mexican Peso	30,100,000	USD	1,439,386	BNP	1,596,860	3/1/18	(157,474)
Mexican Peso	7,132,000	USD	380,250	GSC	377,159	3/21/18	3,091
New Zealand Dollar	4,348,000	USD	3,192,511	JPM	3,135,995	3/2/18	56,516
New Zealand Dollar	4,348,000	USD	3,188,161	JPM	3,135,068	4/4/18	53,093
Norwegian Krone	8,500,000	USD	1,086,422	BOA	1,076,364	3/2/18	10,058
Peruvian Sol	277,040	USD	86,000	BNP	84,744	3/21/18	1,256
Peruvian Sol	718,149	USD	223,000	BNP	219,675	3/21/18	3,325
Peruvian Sol	390,407	USD	121,000	BNP	119,421	3/21/18	1,579
Peruvian Sol	591,416	USD	179,000	BOA	180,908	3/21/18	(1,908)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell: (continued)
Peruvian Sol	122,645	USD	38,000	DUB	$37,516	3/21/18	$484
Peruvian Sol	405,972	USD	126,000	DUB	124,183	3/21/18	1,817
Peruvian Sol	70,872	USD	22,000	HSBC	21,679	3/21/18	321
Peruvian Sol	115,920	USD	36,000	HSBC	35,459	3/21/18	541
Peruvian Sol	377,384	USD	117,000	HSBC	115,438	3/21/18	1,562
Polish Zloty	2,892,133	USD	863,115	SOG	845,325	4/3/18	17,790
Russian Ruble	63,476,082	USD	1,102,000	GSC	1,124,942	3/7/18	(22,942)
Russian Ruble	40,680,312	USD	698,225	SOG	714,136	6/7/18	(15,911)
Singapore Dollar	1,991,788	USD	1,464,324	BOA	1,503,656	3/14/18	(39,332)
Swedish Krona	6,805,000	USD	863,939	SCB	821,235	3/2/18	42,704
Swedish Krona	49,640,000	USD	6,058,757	RBS	6,032,334	5/29/18	26,423

							324,585

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(182,730)

At February 28, 2018, International Fixed Income Fund held the following OTC Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amounts		Market Value	Upfront Payment Paid	Unrealized Appreciation
Receive	3-Month KRW Certificate of Deposit Rate	1.993%	7/10/27	JPM	KRW	980,600,000	$32,949	$—	$32,949
Receive	3-Month KRW Certificate of Deposit Rate	2.025%	7/10/27	SOG	KRW	3,500,900,000	108,227	—	108,227

							$141,176	$—	$141,176

At February 28, 2018, International Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency		Notional Amounts		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	BRL-CDI-Compounded	0.000%	1/4/21	PAM	*	BRL	21,000,000	$78,819	$6,328	$72,491
Pay	28-Day MXN TIIE Banxico	5.825%	1/12/23	28-Day		MXN	6,800,000	(27,647)	2,273	(29,920)
Pay	28-Day MXN TIIE Banxico	7.317%	3/23/22	28-Day		MXN	2,100,000	(1,343)	—	(1,343)
Pay	28-Day MXN TIIE Banxico	7.740%	2/22/27	28-Day		MXN	15,800,000	(7,808)	(2,879)	(4,929)
Pay	3-Month Canadian Bank Bill	1.400%	9/13/19	6-Month		CAD	15,600,000	(127,004)	(31,283)	(95,721)
Receive	3-Month Canadian Bank Bill	1.850%	9/15/27	6-Month		CAD	3,500,000	166,860	83,314	83,546
Receive	3-Month Canadian Bank Bill	2.200%	6/16/26	6-Month		CAD	200,000	3,751	(13,679)	17,430
Pay	3-Month FRA New Zealand Bank Bill	2.500%	7/11/19	6-Month		NZD	5,800,000	14,995	(50,504)	65,499
Pay	3-Month FRA New Zealand Bank Bill	2.500%	2/14/20	6-Month		NZD	14,800,000	14,632	17,235	(2,603)
Pay	3-Month GBP-LIBOR	1.000%	9/19/19	PAM	*	GBP	7,300,000	(5,673)	11,698	(17,371)
Receive	3-Month GBP-LIBOR	1.000%	9/18/20	PAM	*	GBP	7,300,000	33,711	5,498	28,213
Pay	3-Month GBP-LIBOR	1.250%	12/19/19	PAM	*	GBP	6,700,000	9,825	8,577	1,248
Receive	3-Month GBP-LIBOR	1.500%	12/18/20	PAM	*	GBP	6,700,000	(10,194)	(9,316)	(878)
Receive	3-Month USD-LIBOR	1.250%	6/21/19	6-Month		USD	31,000,000	478,573	193,677	284,896
Pay	3-Month USD-LIBOR	1.750%	4/1/19	PAM	*	USD	82,400,000	(306,349)	(67,811)	(238,538)
Receive	3-Month USD-LIBOR	1.750%	12/21/26	6-Month		USD	4,400,000	383,073	(125,634)	508,707
Receive	3-Month USD-LIBOR	1.768%	12/15/46	6-Month		USD	1,100,000	264,263	22,641	241,622
Receive	3-Month USD-LIBOR	2.000%	12/20/19	6-Month		USD	8,200,000	66,441	(573)	67,014
Receive	3-Month USD-LIBOR	2.000%	4/1/20	PAM	*	USD	82,400,000	336,075	46,390	289,685
Pay	3-Month USD-LIBOR	2.000%	6/20/23	6-Month		USD	2,600,000	(100,416)	(100,017)	(399)
Receive	3-Month USD-LIBOR	2.098%	7/1/41	6-Month		USD	5,400,000	144,837	15,841	128,996
Receive	3-Month USD-LIBOR	2.250%	12/16/22	6-Month		USD	12,300,000	261,177	(16,186)	277,363

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amounts		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	2.250%	12/16/22	6-Month	USD	2,000,000	$43,960	$(91,118)	$135,078
Pay	3-Month USD-LIBOR	2.250%	12/20/22	6-Month	USD	9,700,000	(214,996)	6,122	(221,118)
Receive	3-Month USD-LIBOR	2.250%	6/20/28	6-Month	USD	1,200,000	73,458	60,528	12,930
Receive	3-Month USD-LIBOR	2.500%	12/20/27	6-Month	USD	2,800,000	94,487	(30,511)	124,998
Receive	3-Month USD-LIBOR	2.750%	12/20/47	6-Month	USD	5,700,000	273,060	(183,441)	456,501
Receive	3-Month USD-LIBOR	2.953%	11/12/49	6-Month	USD	600,000	9,074	—	9,074
Receive	3-Month USD-LIBOR	2.955%	11/12/49	6-Month	USD	600,000	8,776	—	8,776
Pay	3-Month ZAR-SAJIBOR	7.250%	6/20/23	3-Month	ZAR	49,300,000	(5,934)	9,005	(14,939)
Pay	3-Month ZAR-SAJIBOR	8.500%	3/15/27	3-Month	ZAR	5,200,000	25,557	(349)	25,906
Pay	3-Month ZAR-SAJIBOR	8.750%	3/16/21	3-Month	ZAR	15,700,000	67,751	1,570	66,181
Pay	6-Month EURIBOR	0.000%	3/21/20	12-Month	EUR	6,400,000	16,645	14,298	2,347
Pay	6-Month EURIBOR	0.500%	3/21/23	12-Month	EUR	13,800,000	21,440	170,178	(148,738)
Pay	6-Month EURIBOR	1.000%	3/21/28	12-Month	EUR	1,200,000	(14,203)	(19,118)	4,915
Receive	6-Month EURIBOR	1.500%	3/21/48	12-Month	EUR	2,800,000	95,293	10,050	85,243
Receive	6-Month EURIBOR	1.500%	3/21/48	12-Month	EUR	250,000	8,262	(3,293)	11,555
Pay	6-Month GBP-LIBOR	0.750%	3/21/20	12-Month	GBP	3,900,000	(32,586)	7,141	(39,727)
Receive	6-Month GBP-LIBOR	1.000%	3/21/23	12-Month	GBP	200,000	5,055	(1,828)	6,883
Receive	6-Month GBP-LIBOR	1.500%	3/21/28	12-Month	GBP	1,600,000	21,047	(104,548)	125,595
Receive	6-Month GBP-LIBOR	1.750%	3/21/48	6-Month	GBP	950,000	(27,912)	(52,780)	24,868
Pay	6-Month JPY-LIBOR	0.150%	3/22/18	6-Month	JPY	2,310,000,000	15,815	(13,886)	29,701
Receive	6-Month JPY-LIBOR	0.300%	9/20/27	6-Month	JPY	100,000,000	351	3,956	(3,605)
Receive	6-Month JPY-LIBOR	0.300%	3/20/28	6-Month	JPY	60,000,000	2,045	(3,764)	5,809
Receive	6-Month JPY-LIBOR	0.354%	2/16/28	6-Month	JPY	110,000,000	(2,550)	141	(2,691)
Receive	6-Month JPY-LIBOR	0.399%	6/18/28	6-Month	JPY	40,000,000	(1,611)	(38)	(1,573)
Receive	6-Month JPY-LIBOR	0.500%	9/20/46	6-Month	JPY	60,000,000	58,051	62,662	(4,611)
Receive	6-Month JPY-LIBOR	1.000%	3/21/48	6-Month	JPY	80,000,000	(18,428)	(22,317)	3,889
Pay	6-Month JPY-LIBOR	1.500%	6/19/33	6-Month	JPY	150,000,000	201,526	105,297	96,229
Receive	6-Month JPY-LIBOR	1.500%	12/20/44	6-Month	JPY	60,000,000	(90,695)	(41,481)	(49,214)
Receive	6-Month JPY-LIBOR	1.500%	12/21/45	6-Month	JPY	20,000,000	(30,845)	(94,654)	63,809
Receive	6-Month JPY-LIBOR	1.500%	6/20/48	12-Month	EUR	500,000	19,811	28,980	(9,169)

							$2,292,302	$(187,608)	$2,479,910

*	PAM — paid at maturity.

Counterparty Pay Floating Rate Index	Counterparty Receive Floating Rate Index	Maturity Date	Notional Amounts		Market Value	Upfront Payment (Received)	Unrealized Appreciation
1-Month USD-LIBOR + 0.070%	3-Month USD-LIBOR	6/12/22	USD	1,400,000	$2,804	$—	$2,804
1-Month USD-LIBOR + 0.084%	3-Month USD-LIBOR	6/12/22	USD	1,900,000	2,667	—	2,667
1-Month USD-LIBOR + 0.085%	3-Month USD-LIBOR	6/19/22	USD	7,400,000	10,994	(555)	11,549

					$16,465	$(555)	$17,020

At February 28, 2018, International Fixed Income Fund held the following OTC Volatility Swap Contracts:

Pay/Receive Volatility*	Reference Obligation	Fixed Rate	Maturity Date	Counterparty	Notional Amounts		Market Value	Upfront Payment Paid	Unrealized Appreciation/ (Depreciation)
Pay	EUR vs. CHF spot exchange rate	6.750%	6/26/19	DUB	CHF	200,000	$1,520	$—	$1,520
Pay	EUR vs. CHF spot exchange rate	6.800%	6/24/19	DUB	CHF	100,000	832	—	832
Receive	USD vs. CHF spot exchange rate	9.000%	6/24/19	DUB	CHF	100,000	(1,083)	—	(1,083)
Receive	USD vs. CHF spot exchange rate	9.000%	6/26/19	DUB	CHF	200,000	(2,146)	—	(2,146)

							$(877)	$—	$(877)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

*	Fund will pay or receive the volatility of the reference asset depending on whether the realized volatility of the reference asset exceeds or is less than the fixed rate. For contracts where the Fund has elected to receive the volatility of the reference asset, it will receive a net payment of the difference between the realized volatility and the fixed rate multiplied by the notional amount if the realized volatility exceeds the fixed rate; the Fund will make a net payment of the absolute value of the difference of the realized volatility and the fixed rate multiplied by the notional amount if the realized volatility is less than the fixed rate. For contracts where the Fund has elected to pay the volatility of the reference asset, it will make a net payment of the difference between the realized volatility and the fixed rate multiplied by the notional amount if the realized volatility exceeds the fixed rate; the Fund will receive a net payment of the absolute value of the difference of the realized and the fixed rate multiplied by the notional amount if the realized volatility is less than the fixed rate.

At February 28, 2018, International Fixed Income Fund held the following OTC and Centrally Cleared Credit Default Swap Contracts:

OTC Credit Default Swaps on Corporate and Sovereign Issues and Indexes — Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit Spread at 2/28/18 (2)	Notional Amounts (3)		Market Value	Upfront Payment Paid/ (Received)	Unrealized Depreciation
Japan Government International Bond, A+	(1.000)%	6/20/22	3-Month	BCLY	0.169%	USD	400,000	$(14,431)	$(14,121)	$(310)
Japan Government International Bond, A+	(1.000)%	6/20/22	3-Month	BNP	0.169%	USD	700,000	(25,256)	(25,057)	(199)
Japan Government International Bond, A+	(1.000)%	6/20/22	3-Month	BOA	0.169%	USD	200,000	(7,216)	(6,914)	(302)
Japan Government International Bond, A+	(1.000)%	6/20/22	3-Month	GSC	0.169%	USD	500,000	(18,040)	(17,654)	(386)
Japan Government International Bond, A+	(1.000)%	6/20/22	3-Month	HSBC	0.169%	USD	300,000	(10,824)	(10,159)	(665)
Mariott International Inc., BBB	(1.490)%	6/20/18	3-Month	BOA	0.067%	USD	1,000,000	(7,338)	—	(7,338)
Markit iTraxx Europe Sub Financials Series 27 5-Year Index	(1.000)%	6/20/22	3-Month	BNP	0.907%	EUR	700,000	(5,045)	36,666	(41,711)
UST Inc., A-	(0.720)%	3/20/18	3-Month	GSC	0.051%	USD	500,000	(895)	—	(895)

								$(89,045)	$(37,239)	$(51,806)

OTC Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection (4)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency		Counterparty	Implied Credit Spread at 2/28/18 (2)	Notional Amounts (3)		Market Value	Upfront Payment Paid	Unrealized Appreciation
Brazil Government International Bond, BB	1.000%	3/20/18	3-Month		HSBC	0.291%	USD	400,000	$946	$908	$38
Brazil Government International Bond, BB	1.000%	3/20/18	PAM	*	BNP	0.291%	USD	400,000	946	412	534

									$1,892	$1,320	$572

*	PAM — paid at maturity.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Centrally Cleared — Credit Default Swaps on Corporate and Sovereign Issues and Indexes — Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 2/28/18 (2)	Notional Amounts (3)		Market Value	Upfront Payment (Received)	Unrealized Appreciation/ (Depreciation)
Altria Group Inc., A-	(1.000)%	12/20/20	3-Month	0.151%	USD	500,000	$(12,656)	$(14,738)	$2,082
Basf Se, A	(1.000)%	12/20/20	3-Month	0.143%	EUR	100,000	(3,222)	(2,908)	(314)
Bayer AG, A-	(1.000)%	12/20/20	3-Month	0.192%	EUR	200,000	(6,131)	(4,551)	(1,580)
Koninklijke Dsm NV, A-	(1.000)%	12/20/20	3-Month	0.142%	EUR	300,000	(9,631)	(9,556)	(75)
Markit CDX North America High Yield Series 29 5-Year Index	(5.000)%	12/20/22	3-Month	3.348%	USD	500,000	(38,769)	(37,837)	(932)
Markit CDX North America Investment Grade Series 28 5-Year Index	(1.000)%	6/20/22	3-Month	0.529%	USD	9,800,000	(206,017)	(175,616)	(30,401)
Markit CDX North America Investment Grade Series 29 5-Year Index	(1.000)%	12/20/22	3-Month	0.563%	USD	2,000,000	(43,061)	(48,178)	5,117
Markit iTraxx Europe Senior Financials Series 28 5-Year Index	(1.000)%	12/20/22	3-Month	0.530%	EUR	300,000	(8,900)	(8,322)	(578)
Markit iTraxx Europe Series 26 5-Year Index	(1.000)%	12/20/21	3-Month	0.385%	EUR	44,000,000	(1,368,798)	(1,292,755)	(76,043)
Markit iTraxx Europe Series 28 5-Year Index	(1.000)%	12/20/22	3-Month	0.525%	EUR	12,400,000	(372,198)	(331,410)	(40,788)
Pfizer Inc., AA	(1.000)%	12/20/20	3-Month	0.138%	USD	300,000	(7,686)	(8,761)	1,075
Reynolds American Inc., BBB+	(1.000)%	12/20/20	3-Month	0.142%	USD	500,000	(12,710)	(14,731)	2,021
Teliasonera AB, A-	(1.000)%	12/20/20	3-Month	0.226%	EUR	100,000	(2,930)	(2,451)	(479)
United Utilities PLC, BBB+	(1.000)%	12/20/20	3-Month	0.363%	EUR	200,000	(4,974)	(3,440)	(1,534)
Unitedhealth Group Inc., A+	(1.000)%	12/20/20	3-Month	0.167%	USD	300,000	(7,455)	(8,361)	906

							$(2,105,138)	$(1,963,615)	$(141,523)

Centrally Cleared — Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection (4)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 2/28/18 (2)	Notional Amounts (3)		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation
Ryder System Inc., BBB+	1.000%	6/20/22	3-Month	0.410%	USD	100,000	$2,627	$1,866	$761
Shell International Finance BV, A+	1.000%	12/20/26	3-Month	0.658%	EUR	200,000	7,817	(5,907)	13,724
Telecom Italia SpA, BB+	1.000%	6/20/24	3-Month	1.573%	EUR	100,000	(3,763)	(7,452)	3,689
Tesco PLC, BB+	1.000%	6/20/22	3-Month	0.954%	EUR	400,000	2,375	(25,328)	27,703

							$9,056	$(36,821)	$45,877

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At February 28, 2018, International Fixed Income Fund held the following OTC Cross Currency Swap Contracts:

Counterparty Pay	Counterparty Receive	Maturity Date (5)	Counterparty	Notional Amount of Currency Received (6) (amounts below are in 000’s)		Notional Amounts of Currency Delivered (6) (amounts below are in 000’s)		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month Australian Bank Bill more 0.362% based on the notional amount of currency delivered	9/26/27	BNP	USD	634	AUD	800	$(12,036)	$3,800	$(15,836)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month Australian Bank Bill more 0.368% based on the notional amount of currency delivered	10/5/27	BNP	USD	315	AUD	400	(3,952)	(540)	(3,412)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency delivered	10/13/26	DUB	USD	244	GBP	200	29,837	(30)	29,867
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency delivered	10/13/26	RBS	USD	610	GBP	500	74,492	14,000	60,492

								$88,341	$17,230	$71,111

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(6)	The notional amounts to be received or delivered may be determined and exchanged at a future date, based on the effective date of the cross-currency swap.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At February 28, 2018, International Fixed Income Fund deposited cash collateral with brokers in the amount of $2,391,000 for open centrally cleared swap contracts.

At February 28, 2018, International Fixed Income Fund had cash collateral from brokers in the amount of $90,000 for open OTC swap contracts.

Currency Abbreviations used in this schedule:		Counterparty Abbreviations used in this schedule:
ARS	— Argentine Peso	BCLY	— Barclays Bank PLC
AUD	— Australian Dollar	BNP	— BNP Paribas SA
BRL	— Brazilian Real	BOA	— Bank of America
CAD	— Canadian Dollar	DUB	— Deutsche Bank AG
CHF	— Swiss Franc	GSC	— Goldman Sachs & Co.
DKK	— Danish Krone	HSBC	— HSBC Bank USA
EUR	— Euro	JPM	— JPMorgan Chase & Co.
GBP	— British Pound	RBS	— Royal Bank of Scotland PLC
JPY	— Japanese Yen	SCB	— Standard Chartered Bank
KRW	— Korean Won	SOG	— Societe Generale SA
MXN	— Mexican Peso	UBS	— UBS Securities LLC
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Sol
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
ZAR	— South African Rand

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS — 92.1%
California — 13.9%
$735,000	AAA	California Educational Facilities Authority, Revenue Bonds, Stanford University, Series U-7, 5.000% due 6/1/46	$952,148
1,000,000	AA+	California Infrastructure & Economic Development Bank, Revenue Bonds, Bay Area Toll Bridges, Series A, Prerefunded 1/1/28 @ 100, AMBAC-Insured, 5.000% due 7/1/36(a)	1,230,380
1,050,000	AA-	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health Project, Series A, 5.500% due 8/15/26	1,144,920
2,000,000	AA-	Garden Grove Unified School District, GO, 2010 Election, Series C, 5.000% due 8/1/35	2,265,740
1,000,000	A3(b)	Kaweah Delta Health Care District, Revenue Bonds, Series B, 4.000% due 6/1/45	980,570
640,000	A+	Madera Unified School District, GO, Capital Appreciation Election of 2006, NPFG-Insured, zero coupon, due 8/1/29	433,133
1,500,000	A+	San Diego County, CA, Regional Airport Authority, Revenue Bonds, Series A, 5.000% due 7/1/43	1,674,105

		Total California	8,680,996

Colorado — 11.7%
1,435,000	AA	City of Colorado Springs, CO, Utilities System Revenue, Revenue Bonds, System Improvement, Series B-2, 5.000% due 11/15/38	1,624,520
1,500,000	AA-	Colorado Health Facilities Authority, Revenue Bonds, Sisters of Charity of Leavenworth Inc., Series A, 5.000% due 1/1/44	1,636,155
1,000,000	AAA	Colorado Water Resources & Power Development Authority, Revenue Bonds, Revolving Fund, Series A, 5.500% due 9/1/22	1,155,410
750,000	A+	City & County of Denver, CO, Airport System Revenue, Revenue Bonds, AMT, Series A, 5.000% due 11/15/30(c)	865,868
2,000,000	AA-	University of Colorado Hospital Authority, Revenue Bonds, Series A, 4.000% due 11/15/36	2,030,060

		Total Colorado	7,312,013

District of Colombia — 5.6%
		District of Columbia, Revenue Bonds:
1,000,000	A	University Revenue, Georgetown University, 5.000% due 4/1/24	1,149,930
1,500,000	AAA	Income Tax Revenue, Series A, 5.000% due 12/1/28	1,661,640
700,000	AA-	Metropolitan Washington Airports Authority, Revenue Bonds, AMT, Series A, 4.000% due 10/1/36(c)	717,374

		Total District of Colombia	3,528,944

Florida — 3.5%
1,000,000	A+	City of Jacksonville, FL, Revenue Bonds, Better Jacksonville, Prerefunded 10/1/18 @ 100, 5.000% due 10/1/21(a)	1,021,030
1,000,000	AA	Orlando Utilities Commission, Utility System Revenue Bonds, 2018 Project, Series A, 5.000% due 10/1/33	1,173,630

		Total Florida	2,194,660

Illinois — 6.8%
		Illinois Finance Authority, Revenue Bonds:
1,235,000	AA+	Advocate Health Care, 4.000% due 6/1/47	1,237,717
600,000	A	DePaul University, 5.000% due 10/1/36	674,238
1,095,000	A2(b)	DePaul University, Series A, 5.375% due 10/1/19	1,157,305
1,000,000	AAA	Northwestern University, 5.000% due 12/1/28	1,216,400

		Total Illinois	4,285,660

Indiana — 2.7%
		Indiana Municipal Power Agency, Power Supply, Revenue Bonds:
500,000	A+	Series A, 5.000% due 1/1/42	562,790
1,000,000	A+	Series C, 5.000% due 1/1/37	1,131,450

		Total Indiana	1,694,240

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount	Rating††	Security	Value
Louisiana — 0.9%
		New Orleans Aviation Board, AMT, General Airport North Terminal, Revenue Bonds, Series B:
$250,000	A-	5.000% due 1/1/37(c)	$278,465
250,000	A-	5.000% due 1/1/38(c)	278,063

		Total Louisiana	556,528

Massachusetts — 9.4%
1,000,000	AA	Massachusetts Bay Transportation Authority, Revenue Bonds, Series A, 5.250% due 7/1/34	1,263,510
		Massachusetts Development Finance Agency, Revenue Bonds:
700,000	BBB+	Emerson College, Series A, 5.000% due 1/1/34	781,956
1,145,000	AAA	Harvard University, Series A, 5.000% due 7/15/40	1,457,493
1,000,000	A2(b)	Massachusetts Health & Educational Facilities Authority, Revenue Bonds, Northeastern University, Series R, 5.000% due 10/1/28	1,019,850
1,110,000	AA+	Massachusetts Water Resources Authority, Revenue Bonds, Series B, AGM-Insured, 5.250% due 8/1/28	1,379,120

		Total Massachusetts	5,901,929

Minnesota — 1.8%
1,000,000	AA+	State of Minnesota, GO, Trunk Highway, Series B, 5.000% due 8/1/21	1,107,230

Nevada — 2.1%
1,130,000	AAA	State of Nevada Highway Improvement Revenue, Revenue Bonds, 5.000% due 12/1/31	1,333,276

New Jersey — 2.5%
1,340,000	A3(b)	Manalapan-Englishtown Regional Board of Education, GO, FGIC & NPFG-Insured, 5.750% due 12/1/22	1,547,378

North Carolina — 3.3%
2,000,000	AAApre(d)	North Carolina Eastern Municipal Power Agency, Revenue Bonds, Series B, Prerefunded 1/1/19 @ 100, 5.000% due 1/1/26(a)	2,060,220

Oregon — 2.4%
1,330,000	Aa2(b)	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, GO, NPFG-Insured, 5.000% due 6/15/22	1,498,910

South Carolina — 2.8%
1,535,000	Aa3(b)	Clemson University, Revenue Bonds, 5.000% due 5/1/29	1,762,441

Tennessee — 2.0%
1,210,000	Aa2(b)	Tennessee Housing Development Agency, Revenue Bonds, Series A, 3.850% due 1/1/35	1,231,066

Texas — 8.7%
		North East, TX, Independent School District, GO, PSF-GTD-Insured:
1,000,000	AAA	5.250% due 2/1/28	1,225,350
1,000,000	AAA	5.250% due 2/1/30	1,244,420
1,000,000	AA	Texas State Technical College, Revenue Bonds, AGM-Insured, 4.000% due 10/15/33	1,044,470
1,575,000	AAA	Texas Transportation Commission State Highway Fund, Revenue Bonds, 5.250% due 4/1/26	1,899,041

		Total Texas	5,413,281

Utah — 4.6%
500,000	A	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind, Series A, 5.000% due 9/1/32	576,020
2,000,000	AA	Utah State University, Revenue Bonds, Student Building Fee, Series B, Prerefunded 6/1/23 @ 100, 5.000% due 12/1/44(a)	2,297,400

		Total Utah	2,873,420

Washington — 1.8%
1,000,000	AA+	City of Seattle, WA, Drainage & Wastewater Revenue, Revenue Bonds, 4.000% due 7/1/28	1,102,220

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount	Rating††	Security	Value
Wisconsin — 5.6%
$1,500,000	AA+	Wisconsin Department of Transportation, Revenue Bonds, Series I, FGIC & NPFG-Insured, 5.000% due 7/1/20	$1,616,175
1,300,000	A+	Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Aspirus Inc. Obligation Group, 4.000% due 8/15/40	1,305,512
515,000	A	WPPI Energy, Power Supply, Revenue Bonds, Series A, 5.000% due 7/1/24	583,536

		Total Wisconsin	3,505,223

		TOTAL MUNICIPAL BONDS (Cost — $55,620,837)	57,589,635

SHORT-TERM INVESTMENTS — 7.1%
TIME DEPOSITS — 7.1%
4,051,187		Standard Chartered Bank — London, 0.780% due 3/1/18	4,051,187
372,379		Wells Fargo — Grand Cayman, 0.780% due 3/1/18	372,379

		TOTAL SHORT-TERM INVESTMENTS (Cost — $4,423,566)	4,423,566

		TOTAL INVESTMENTS — 99.2% (Cost — $60,044,403)	62,013,201

		Other Assets in Excess of Liabilities — 0.8%	495,802

		TOTAL NET ASSETS — 100.0%	$62,509,003

††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)	Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(b)	Rating by Moody’s Investors Service. All ratings are unaudited.
(c)	Income from this issue is considered a preference item for purpose of calculating the alternative minimum tax (AMT).
(d)	Rating by Fitch Ratings Service. All ratings are unaudited.

At February 28, 2018, for Municipal Bond Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Municipal Bond Fund	$60,044,403	$2,365,868	$(397,070)	$1,968,798

Abbreviations used in this schedule:
AGM	— Assured Guaranty Municipal Corporation
AMBAC	— American Bond Assurance Corporation
FGIC	— Financial Guarantee Insurance Company
GO	— General Obligation
NPFG	— National Public Finance Guarantee Corporation
PSF-GTD	— Permanent School Fund Guaranteed

See pages 241-242 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Summary of Investments by Industry^
Higher Education	21.8%
School District	13.2
Health Care Providers & Services	11.6
Transportation	9.8
General Obligation	8.1
Utilities	7.3
Airport	6.2
Water and Sewer	5.9
Power	5.2
Single Family Housing	2.0
Development	1.8
Short-Term Investments	7.1

100.0%

^	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
U.S. GOVERNMENT OBLIGATIONS — 108.0%
			U.S. Treasury Inflation Indexed Bonds:
$16,361,078			2.375% due 1/15/25(a)	$18,273,203
8,566,626			2.000% due 1/15/26(b)	9,422,289
2,354,677			1.750% due 1/15/28	2,578,576
13,127,935			3.625% due 4/15/28(a)	16,790,882
16,017,809			2.500% due 1/15/29(a)	18,915,945
6,466,275			3.875% due 4/15/29	8,584,442
408,328			3.375% due 4/15/32	547,361
4,562,320			2.125% due 2/15/40	5,679,409
1,688,595			2.125% due 2/15/41	2,113,447
214,452			0.625% due 2/15/43	198,490
5,606,234			1.375% due 2/15/44	6,123,864
628,134			0.750% due 2/15/45	594,017
5,295,789			1.000% due 2/15/46	5,320,523
5,341,190			0.875% due 2/15/47	5,192,290
1,019,704			1.000% due 2/15/48	1,024,219
			U.S. Treasury Inflation Indexed Notes:
8,951,097			0.125% due 4/15/19(a)	8,960,322
17,601,311			0.125% due 4/15/20(a)	17,548,419
2,119,500			1.250% due 7/15/20	2,179,745
19,809,657			0.125% due 4/15/21(a)	19,633,421
404,706			0.625% due 7/15/21	409,384
2,271,679			0.125% due 4/15/22	2,236,329
536,010			0.125% due 7/15/22	529,946
15,361,475			0.125% due 1/15/23	15,077,647
4,877,155			0.375% due 7/15/23	4,852,423
6,402,632			0.625% due 1/15/24	6,420,571
12,725,585			0.125% due 7/15/24	12,386,031
3,765,723			0.250% due 1/15/25	3,665,747
1,652,900			0.375% due 7/15/25	1,623,436
14,276,138			0.625% due 1/15/26	14,202,424
2,211,189			0.125% due 7/15/26	2,112,284
255,138			0.375% due 1/15/27	247,212
5,009,143			0.500% due 1/15/28	4,892,476
			U.S. Treasury Notes:
400,000			1.750% due 11/30/21(b)	388,719
100,000			2.125% due 12/31/21(b)	98,455
14,500,000			1.875% due 2/28/22(a)	14,115,410
580,000			2.125% due 12/31/22	566,316
1,600,000			2.125% due 3/31/24(a)	1,543,937
1,480,000			2.500% due 5/15/24(a)	1,458,523
400,000			2.000% due 5/31/24	382,508
640,000			1.875% due 8/31/24(a)	606,037
500,000			2.250% due 10/31/24	483,545
900,000			2.250% due 11/15/24(a)	869,889

			TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $240,813,322)	238,850,113

SOVEREIGN BONDS — 9.6%
Argentina — 0.6%
			Argentina Bonar Bonds:
300,000	ARS	B+	25.751% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days Index + 2.750%) due 3/1/18(c)	14,914
617,000	ARS	NR	24.918% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days Index + 2.000%) due 4/3/22(c)	34,002

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
Argentina — 0.6% — (continued)
10,244,000	ARS	NR	Argentina POM Politica Monetaria, 27.835% due 6/21/20(c)	$581,843
			Argentina Treasury Bills:
$200,000		NR	zero coupon, due 9/28/18	196,704
263,000		NR	zero coupon, due 11/16/18	257,601
200,000		B+	Argentine Republic Government International Bonds, 5.875% due 1/11/28	187,275

			Total Argentina	1,272,339

Australia — 0.4%
890,000	AUD	Aaa(d)	Australia Government Bonds, 3.000% due 9/20/25	967,657

Brazil — 3.9%
28,600,000	BRL	BB-	Brazil Letras do Tesouro Nacional, zero coupon, due 7/1/18	8,620,525

Canada — 0.2%
			Canadian Government Real Return Bonds:
446,793	CAD	AAA	4.250% due 12/1/26	463,621
50,321	CAD	AAA	0.500% due 12/1/50(e)	38,160

			Total Canada	501,781

Cyprus — 0.2%
			Cyprus Government International Bonds:
80,000	EUR	Ba3(d)	3.875% due 5/6/22	109,965
60,000	EUR	BB+	3.750% due 7/26/23	82,730
30,000	EUR	BB+	2.750% due 6/27/24	39,169
90,000	EUR	Ba3(d)	4.250% due 11/4/25	128,362

			Total Cyprus	360,226

France — 0.4%
621,523	EUR	Aa2u(d)	French Republic Government Bonds OAT, 0.100% due 3/1/25	810,002

Italy — 0.4%
			Italy Buoni Poliennali Del Tesoro:
99,818	EUR	Baa2u(d)	1.650% due 4/23/20	128,542
586,416	EUR	Baa2u(d)	2.350% due 9/15/24(f)	817,035

			Total Italy	945,577

Japan — 0.6%
200,000		A+	Development Bank of Japan Inc., 2.125% due 9/1/22(f)	192,922
110,992,200	JPY	A1(d)	Japanese Government CPI Linked Bonds Inflation Linked Bonds, 0.100% due 3/10/27	1,103,212

			Total Japan	1,296,134

New Zealand — 0.4%
970,000	NZD	AA+	New Zealand Government Bonds Inflation Linked Bonds, 2.500% due 9/20/35	778,158

Peru — 0.2%
1,400,000	PEN	A3(d)	Peru Government Bonds Inflation Linked Bonds, 6.150% due 8/12/32(f)	471,737

United Kingdom — 2.3%
200,000	GBP	Aa2u(d)	United Kingdom Gilt, 4.250% due 12/7/27	343,848
			United Kingdom Gilt Inflation Linked Bonds:
2,229,183	GBP	Aa2u(d)	0.125% due 3/22/26	3,519,191
475,746	GBP	Aa2u(d)	0.125% due 3/22/46	1,024,059
7,349	GBP	Aa2u(d)	0.125% due 11/22/56	18,867
70,477	GBP	Aa2u(d)	0.125% due 11/22/65	212,678

			Total United Kingdom	5,118,643

			TOTAL SOVEREIGN BONDS (Cost — $21,154,561)	21,142,779

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.3%
$949,890	Caa3(d)	Alternative Loan Trust Resecuritization, Series 2008-2R, Class 1A1, 6.000% due 8/25/37(c)	$922,400
5,248	BBB+	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 3.428% (6-Month USD-LIBOR + 1.500%) due 9/25/45(c)	5,276
63,752	AAA	Banc of America Funding Trust, Series 2005-B, Class 3A1B, 1.904% (1-Month USD-LIBOR + 0.310%) due 4/20/35(c)	63,265
42,745	BBB+	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-3, Class 3A2, 3.399% due 5/25/33(c)	43,307
452,508	CCC	Bear Stearns Asset-Backed Securities Trust, Series 2004-1, Class M1, 2.596% (1-Month USD-LIBOR + 0.975%) due 6/25/34(c)	451,968
194,737	Caa2(d)	CHL Mortgage Pass-Through Trust, Series 2006-6, Class A4, 6.000% due 4/25/36	172,034
11,511	B-	Citigroup Mortgage Loan Trust Inc., Series 2004-HYB2, Class 2A, 3.869% due 3/25/34(c)	11,597
138,249	NR	Credit Suisse Commercial Mortgage Capital Trust, Series 2017-1, Class A, 4.500% due 3/25/21(f)	139,145
7,270	AA+	HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1A, 1.934% (1-Month USD-LIBOR + 0.340%) due 6/20/35(c)	7,147
95,334	B-	IndyMac INDX Mortgage Loan Trust, Series 2005-16IP, Class A1, 2.261% (1-Month USD-LIBOR + 0.640%) due 7/25/45(c)	92,361
250,000	Aaa(d)	JMP Credit Advisors CLO IIIR Ltd., Series 2014-1RA, Class A, 2.567% (3-Month USD-LIBOR + 0.850%) due 1/17/28(c)(f)	250,250
260,000	NR	Jubilee CLO BV, Series 2015-16A, Class A1R, 0.471% (0.800% — 3-Month EURIBOR) due 12/15/29(f)	316,159
320,000	Aaa(d)	Monarch Grove CLO 18-1, Series 2018-1A, Class A1, 2.443% (3-Month USD-LIBOR + 0.880%) due 1/25/28(c)(f)	320,318
660,000	AAA	Mountain View CLO X Ltd., Series 2015-10A, Class AR, 2.587% (3-Month USD-LIBOR + 0.820%) due 10/13/27(c)(f)	660,171
26,453	AA+	MRFC Mortgage Pass-Through Trust, Series 2000-TBC2, Class A1, 2.068% (1-Month USD-LIBOR + 0.480%) due 6/15/30(c)	25,485
74,925	NR	NYMT Residential, Series 2016-RP1A, Class A, step bond to yield, 4.000% due 3/25/21(f)	75,095
600,000	B-	RASC Trust, Series 2006-KS3, Class M1, 1.951% (1-Month USD-LIBOR + 0.330%) due 4/25/36(c)	589,388
648,604	CCC	Securitized Asset-Backed Receivables LLC Trust, Series 2006-FR3, Class A3, 1.871% (1-Month USD-LIBOR + 0.250%) due 5/25/36(c)	428,388
618,604	B	Sequoia Mortgage Trust, Series 6, Class A, 2.230% (1-Month USD-LIBOR + 0.640%) due 4/19/27(c)	589,486
313,584	BBB	Structured Asset Investment Loan Trust, Series 2003-BC13, Class 1A3, 2.621% (1-Month USD-LIBOR + 1.000%) due 11/25/33(c)	302,635
540,000	(P)AAA	Venture XII CLO Ltd., Series 2012-12A, Class ARR, zero coupon, (0.800% — 3-Month USD-LIBOR) due 2/28/26(c)(f)	540,000
800,000	Aaa(d)	Venture XVI CLO Ltd., Series 2014-16A, Class ARR, zero coupon, (0.850% — 3-Month USD-LIBOR) due 1/15/28(c)(f)	800,300
575,356	NR	VOLT LVII LLC, Series 2017-NPL4, Class A1, step bond to yield, 3.375% due 4/25/47(f)	576,510
		WaMu Mortgage Pass-Through Certificates Trust:
20,423	Baa1(d)	Series 2002-AR2, Class A, 2.003% (11th District Cost of Funds Index + 1.250%) due 2/27/34(c)	20,219
9,646	BBB	Series 2002-AR17, Class 1A, 2.401% (1-Year Treasury Average Rate + 1.200%) due 11/25/42(c)	9,222
5,073	A+	Wells Fargo Mortgage-Backed Securities Trust, Series 2004-E, Class A2, 3.340% due 5/25/34(c)	5,177

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $7,227,298)	7,417,303

CORPORATE BONDS & NOTES — 3.2%
Agriculture — 0.1%
100,000	BBB+	BAT Capital Corp., Company Guaranteed Notes, 2.423% (3-Month USD-LIBOR + 0.590%) due 8/14/20(c)(f)	100,590

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
Auto Manufacturers — 0.1%
$100,000		A+	American Honda Finance Corp., Senior Unsecured Notes, 2.137% (3-Month USD-LIBOR + 0.350%) due 11/5/21(c)	$100,147
200,000		A-	Hyundai Capital America, Senior Unsecured Notes, 1.750% due 9/27/19(f)	195,891

			Total Auto Manufacturers	296,038

Banks — 1.3%
700,000		BBB-	Deutsche Bank AG, Senior Unsecured Notes, 4.250% due 10/14/21	714,568
300,000		AA	Dexia Credit Local SA, Government Liquid Guaranteed Notes, 2.375% due 9/20/22(f)	291,766
100,000		BBB+	Goldman Sachs Group Inc. (The), Senior Unsecured Notes, 2.876% (3-Month USD-LIBOR + 0.821%) due 10/31/22(c)	98,083
100,000	GBP	BBB+	HSBC Holdings PLC, Subordinated Notes, 6.000% due 3/29/40	183,192
2,200,000	DKK	AAA	Nykredit Realkredit AS, Covered Notes, 2.000% due 4/1/18	361,222
400,000		Aaa(d)	Toronto-Dominion Bank (The), Covered Notes, 2.250% due 3/15/21(f)	393,643
			UBS AG, Senior Unsecured Notes:
400,000		A+	1.835% (3-Month USD-LIBOR + 0.320%) due 12/7/18(c)(f)	400,604
400,000		A+	2.103% (3-Month USD-LIBOR + 0.580%) due 6/8/20(c)(f)	402,009

			Total Banks	2,845,087

Diversified Financial Services — 1.0%
			Ally Financial Inc.:
400,000		BB+	Company Guaranteed Notes, 8.000% due 11/1/31	498,000
100,000		BB+	Senior Unsecured Notes, 8.000% due 11/1/31	124,250
600,000		BBB-	International Lease Finance Corp., Senior Unsecured Notes, 6.250% due 5/15/19	622,538
200,000		B+	Navient Corp., Senior Unsecured Notes, 5.500% due 1/15/19	203,440
700,000		B	Springleaf Finance Corp., Company Guaranteed Notes, 5.250% due 12/15/19	714,000

			Total Diversified Financial Services	2,162,228

Electric — 0.0%
100,000		BBB	E.ON International Finance BV, Company Guaranteed Notes, 5.800% due 4/30/18(f)	100,563

Gas — 0.0%
100,000		BBB+	Sempra Energy, Senior Unsecured Notes, 2.038% (3-Month USD-LIBOR + 0.450%) due 3/15/21(c)	100,215

Media — 0.1%
100,000		BBB-	Time Warner Cable LLC, Senior Secured Notes, 6.750% due 7/1/18	101,343

Oil & Gas — 0.2%
467,000		BB-	Petrobras Global Finance BV, Company Guaranteed Notes, 5.999% due 1/27/28(f)	460,579

Pipelines — 0.1%
200,000		BBB+	Enbridge Inc., Senior Unsecured Notes, 2.108% (3-Month USD-LIBOR + 0.400%) due 1/10/20(c)	200,090

Telecommunications — 0.3%
			AT&T Inc., Senior Unsecured Notes:
200,000		BBB+	2.372% (3-Month USD-LIBOR + 0.650%) due 1/15/20(c)	201,108
500,000		BBB+	2.672% (3-Month USD-LIBOR + 0.950%) due 7/15/21(c)	507,222

			Total Telecommunications	708,330

			TOTAL CORPORATE BONDS & NOTES (Cost — $6,942,059)	7,075,063

MORTGAGE-BACKED SECURITY — 2.1%
FNMA — 2.1%
4,570,000		NR	Federal National Mortgage Association (FNMA), 3.500% due 4/1/48 (Cost — $4,553,577)(g)	4,554,918

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
ASSET-BACKED SECURITY — 0.1%
Student Loans — 0.1%
$260,035		Aaa(d)	Navient Student Loan Trust, Series 2016-7A, Class A, 2.771% (1-Month USD-LIBOR + 1.150%) due 3/25/66(c)(f) (Cost — $260,035)	$265,741

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $280,950,852)	279,305,917

Face Amount†
SHORT-TERM INVESTMENTS — 4.2%
SOVEREIGN BONDS — 3.1%
			Argentina Treasury Bills:
560,000		NR	2.805% due 3/16/18(h)	559,364
900,000	ARS	NR	26.150% due 3/16/18(h)	44,288
65,000		NR	2.839% due 6/15/18(h)	64,473
600,000	ARS	NR	25.700% due 6/15/18(h)	27,839
42,000		NR	2.839% due 6/29/18(h)	41,614
100,000		NR	2.830% due 7/13/18(h)	98,978
700,000	ARS	NR	25.436% due 9/14/18(h)	30,756
100,000		NR	3.100% due 10/26/18(h)	98,031
1,000,000	EUR	NR	Hellenic Republic Treasury Bills, 1.593% due 3/16/18(h)	1,219,194
			Japan Treasury Discount Bills:
390,000,000	JPY	NR	(0.155)% due 5/1/18(h)	3,656,712
120,000,000	JPY	NR	(0.152)% due 5/14/18(h)	1,125,124

			TOTAL SOVEREIGN BONDS (Cost — $6,842,044)	6,966,373

TIME DEPOSITS — 1.1%
			BBH — Grand Cayman:
2,107	DKK		(0.550)% due 3/1/18	345
87	CAD		0.550% due 3/1/18	67
88	AUD		0.630% due 3/1/18	69
6,787	NZD		0.900% due 3/1/18	4,895
835	ZAR		5.700% due 3/1/18	71
			BNP Paribas — Paris:
5,989,142	JPY		(0.310)% due 3/1/18	56,133
2,129,493			0.780% due 3/1/18	2,129,493
			HSBC Bank PLC — London:
53,340	EUR		(0.580)% due 3/1/18	65,074
101,337	GBP		0.230% due 3/1/18	139,536

			TOTAL TIME DEPOSITS (Cost — $2,395,683)	2,395,683

			TOTAL SHORT-TERM INVESTMENTS (Cost — $9,237,727)	9,362,056

			TOTAL INVESTMENTS IN SECURITIES (Cost — $290,188,579)	288,667,973

			TOTAL INVESTMENTS IN PURCHASED OPTIONS (Cost — $102,382)	98,374

			TOTAL INVESTMENTS — 130.5% (Cost — $290,290,961)	288,766,347

			Liabilities in Excess of Other Assets — (30.5)%	(67,541,527)

			TOTAL NET ASSETS — 100.0%	$221,224,820

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreements.
(b)	All or a portion of this security is held at the broker as collateral for open OTC derivative instruments.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2018.
(d)	Rating by Moody’s Investors Service. All ratings are unaudited.
(e)	Illiquid security.
(f)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2018, amounts to approximately $7,771,028 and represents 3.5% of net assets.
(g)	This security is traded on a TBA basis (see Note 1).
(h)	Rate shown represents yield-to-maturity.

At February 28, 2018, for Inflation-Linked Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Inflation-Linked Fixed Income Fund	$290,290,961	$5,163,456	$(6,300,504)	$(1,137,048)

Abbreviations used in this schedule:
CLO	— Collateralized Loan Obligation
CPI	— Consumer Price Index
EURIBOR	— Euro Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
OTC	— Over the Counter
PLC	— Public Limited Company

Summary of Investments by Security Type^
U.S. Government Obligations	82.7%
Sovereign Bonds	7.3
Collateralized Mortgage Obligations	2.6
Corporate Bonds & Notes	2.5
Mortgage-Backed Security	1.6
Asset-Backed Security	0.1
Purchased Options	0.0 *
Short-Term Investments	3.2

100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%

Schedule of Options Contracts Purchased

Interest Rate Cap Option

Number of Contracts	Notional Amounts	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
9,300,000	$27,211,800	OTC, USD ICE Swap 10-5 Year, Call(a)	DUB	3/29/18	0.263%	$3

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Interest Rate Swaptions

Number of Contracts	Notional Amounts	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
1,550,000	$3,109,688	OTC 10-Year Swaption, 3-Month USD-LIBOR, Put(a)	JPM	7/16/18	2.765%	$34,189
400,000	802,500	OTC 30-Year Swaption, 3-Month USD-LIBOR, Call(a)	DUB	6/15/18	2.150%	200
400,000	802,500	OTC 30-Year Swaption, 3-Month USD-LIBOR, Put(a)	DUB	6/15/18	2.150%	63,982

		Total Interest Rate Swaptions				$98,371

		TOTAL OPTIONS CONTRACTS PURCHASED (Cost — $102,382)				$98,374

(a)	Illiquid security.

Schedule of Options Contracts Written

Credit Default Swaptions

Number of Contracts	Notional Amounts†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
1,100,000	579,601	EUR	OTC Markit iTraxx Europe Series 28 5-Year Index, Put	DUB	4/18/18	0.700%	$1,047
1,100,000	579,601	EUR	OTC Markit iTraxx Europe Series 28 5-Year Index, Call	DUB	4/18/18	0.475	806

			Total Credit Default Swaptions				$1,853

Interest Rate Cap Option

Number of Contracts	Notional Amounts	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
9,300,000	$ 27,211,800	OTC, USD ICE Swap 30-10 Year, Call	DUB	3/29/18	0.230%	$—

Options on Futures

Number of Contracts	Notional Amounts†		Security Name	Counterparty	Expiration Date	Strike Price		Value
12	1,561,560	EUR	Euro-Bobl June Futures, Put	CSFB	5/25/18	EUR	129.00	$2,269
10	1,301,300	EUR	Euro-Bobl June Futures, Put	BCLY	5/25/18	EUR	130.00	5,246
2	260,260	EUR	Euro-Bobl June Futures, Put	CSFB	5/25/18	EUR	130.00	1,050
6	$855,375		U.S. Treasury Bond April Futures, Put	MLP	3/23/18		$143.00	5,906

			Total Options on Futures					$14,471

			TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $24,807)					$16,324

†	Amount denominated in U.S. dollars, unless otherwise noted.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Schedule of Reverse Repurchase Agreements

Face Amounts	Security	Value
	Merrill Lynch & Pierce, Fenner & Smith Inc.:
$610,400	1.300% due 3/2/18	$610,400
	Royal Bank of Canada:
47,363,669	1.710% due 5/16/18	47,363,669
	Royal Bank of Scotland PLC:
986,875	1.690% due 4/10/18	986,875
1,898,000	1.700% due 4/23/18	1,898,000
1,558,000	1.700% due 5/18/18	1,558,000
	Standard Chartered Bank:
1,470,750	1.520% due 3/6/18	1,470,750
15,120,375	1.740% due 5/22/18	15,120,375

	TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds — $69,008,069)	$69,008,069

For the period ended February 28, 2018, the average borrowing and interest rate under the reverse repurchase agreements were $62,601,528 and 1.399%, respectively.

At February 28, 2018, Inflation-Linked Fixed Income Fund had open exchange traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
90-Day Eurodollar December Futures	1	12/18	$244,250	$243,675	$(575)
90-Day Eurodollar December Futures	1	12/19	243,688	242,875	(813)
90-Day Eurodollar June Futures	1	6/18	244,825	244,313	(512)
90-Day Eurodollar June Futures	1	6/19	243,925	243,225	(700)
90-Day Eurodollar March Futures	1	3/18	245,300	244,713	(587)
90-Day Eurodollar March Futures	1	3/19	244,075	243,463	(612)
90-Day Eurodollar September Futures	1	9/18	244,525	244,013	(512)
90-Day Eurodollar September Futures	1	9/19	243,800	243,062	(738)
Euro-Bund June Futures	9	6/18	1,720,895	1,721,334	439
U.S. Treasury 5-Year Note June Futures	5	6/18	569,609	569,648	39
U.S. Treasury 10-Year Note June Futures	16	6/18	1,918,500	1,920,750	2,250

					(2,321)

Contracts to Sell:
Australian Government 10-Year Bond March Futures	4	3/18	394,436	397,001	(2,565)
Euro-BTP March Futures	3	3/18	497,479	500,871	(3,392)
Euro-OAT June Futures	25	6/18	4,619,676	4,623,190	(3,514)
Japan Government 10-Year Bond March Futures	7	3/18	9,884,999	9,902,151	(17,152)
Short Euro-BTP June Futures	1	6/18	136,896	136,896	—
U.S. Treasury 2-Year Note June Futures	40	6/18	8,504,100	8,498,750	5,350
U.S. Treasury Ultra Long Bond June Futures	66	6/18	9,407,774	9,479,312	(71,538)
United Kingdom Treasury 10-Year Gilt June Futures	34	6/18	5,645,385	5,668,518	(23,133)

					(115,944)

Net Unrealized Depreciation on Open Exchange Traded Futures Contracts					$(118,265)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At February 28, 2018, Inflation-Linked Fixed Income Fund had deposited cash of $256,000 with a broker or brokers as margin collateral on open exchange traded futures contracts.

At February 28, 2018, Inflation-Linked Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Argentine Peso	4,417,962	USD	220,347	HSBC	$217,141	3/23/18	$(3,206)
Argentine Peso	6,328,415	USD	315,356	JPM	310,201	3/28/18	(5,155)
Argentine Peso	503,000	USD	24,693	BNP	23,975	5/16/18	(718)
Argentine Peso	571,000	USD	28,128	JPM	27,216	5/16/18	(912)
Argentine Peso	753,000	USD	37,575	BNP	35,166	6/21/18	(2,409)
Canadian Dollar	321,000	USD	255,228	MLP	250,214	3/2/18	(5,014)
Euro	675,000	USD	827,210	HSBC	823,500	3/2/18	(3,710)
Euro	3,238,000	USD	3,993,102	MLP	3,950,361	3/2/18	(42,741)
Indian Rupee	23,733,041	USD	361,179	HSBC	363,465	3/13/18	2,286
Indian Rupee	33,096,460	USD	514,000	HSBC	506,862	3/13/18	(7,138)
Indian Rupee	18,588,960	USD	288,000	JPM	284,684	3/13/18	(3,316)
Indian Rupee	39,053,735	USD	590,962	HSBC	591,681	6/20/18	719
Indonesian Rupiah	4,908,698,400	USD	367,000	MLP	356,828	3/14/18	(10,172)
Indonesian Rupiah	3,652,622,400	USD	264,357	HSBC	263,681	6/20/18	(676)
Japanese Yen	70,400,000	USD	657,944	BNP	659,825	3/2/18	1,881
Korean Won	134,713,600	USD	124,000	DUB	124,189	3/14/18	189
Korean Won	541,906,800	USD	500,237	HSBC	499,571	3/14/18	(666)
Korean Won	134,713,600	USD	124,764	HSBC	124,513	6/20/18	(251)
Mexican Peso	10,900,000	USD	549,439	BNP	578,264	3/1/18	28,825
Mexican Peso	2,532,000	USD	129,157	HSBC	133,898	3/21/18	4,741
Russian Ruble	42,914,400	USD	761,091	BCLY	760,542	3/7/18	(549)
Russian Ruble	31,645,840	USD	556,582	DUB	558,227	4/18/18	1,645
Russian Ruble	11,169,275	USD	195,472	MLP	196,318	5/25/18	846
South African Rand	2,573,000	USD	212,889	MLP	216,024	5/8/18	3,135

							(42,366)

Contracts to Sell:
Argentine Peso	2,658,500	USD	130,000	HSBC	130,312	3/28/18	(312)
Argentine Peso	1,157,670	USD	57,000	HSBC	56,746	3/28/18	254
Australian Dollar	460,000	USD	361,574	JPM	357,259	3/2/18	4,315
Australian Dollar	1,527,000	USD	1,220,940	JPM	1,185,944	3/2/18	34,996
Brazilian Real	14,300,000	USD	4,079,886	BNP	4,345,076	7/3/18	(265,190)
Brazilian Real	5,400,000	USD	1,544,663	DUB	1,640,798	7/3/18	(96,135)
Brazilian Real	4,300,000	USD	1,297,604	DUB	1,306,561	7/3/18	(8,957)
Brazilian Real	200,000	USD	58,420	JPM	60,771	7/3/18	(2,351)
Brazilian Real	4,400,000	USD	1,308,550	JPM	1,336,946	7/3/18	(28,396)
British Pound	3,114,000	USD	4,397,367	DUB	4,287,821	3/2/18	109,546
British Pound	282,000	USD	394,991	HSBC	388,299	3/2/18	6,692
British Pound	708,000	USD	985,391	JPM	974,880	3/2/18	10,511
British Pound	137,000	USD	194,988	SCB	188,643	3/2/18	6,345
British Pound	4,241,000	USD	5,893,560	JPM	5,849,357	4/4/18	44,203
Canadian Dollar	1,938,000	USD	1,568,431	MLP	1,510,640	3/2/18	57,791
Danish Krone	2,200,000	USD	327,722	BNP	361,423	4/3/18	(33,701)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell: (continued)
Danish Krone	44,000	USD	6,750	DUB	$7,229	4/3/18	$(479)
Euro	252,000	USD	314,038	BCLY	307,440	3/2/18	6,598
Euro	2,538,000	USD	3,152,523	BNP	3,096,360	3/2/18	56,163
Euro	281,000	USD	344,766	HSBC	342,820	3/2/18	1,946
Euro	153,000	USD	190,972	HSBC	186,660	3/2/18	4,312
Euro	60,000	USD	74,132	JPM	73,200	3/2/18	932
Euro	356,000	USD	443,676	MLP	434,320	3/2/18	9,356
Euro	273,000	USD	335,321	MLP	333,060	3/2/18	2,261
Euro	900,000	USD	1,065,992	JPM	1,099,170	3/16/18	(33,178)
Euro	100,000	USD	118,705	SCB	122,130	3/16/18	(3,425)
Euro	3,238,000	USD	4,003,042	MLP	3,961,069	4/4/18	41,973
Indian Rupee	39,053,735	USD	598,158	HSBC	598,096	3/13/18	62
Indian Rupee	23,479,926	USD	367,000	JPM	359,588	3/13/18	7,412
Indian Rupee	12,884,800	USD	200,000	JPM	197,327	3/13/18	2,673
Indonesian Rupiah	1,256,076,000	USD	92,000	BNP	91,308	3/14/18	692
Indonesian Rupiah	3,652,622,400	USD	266,420	HSBC	265,520	3/14/18	900
Japanese Yen	70,400,000	USD	648,860	SCB	659,824	3/2/18	(10,964)
Japanese Yen	70,400,000	USD	659,496	BNP	661,469	4/4/18	(1,973)
Japanese Yen	390,000,000	USD	3,596,442	BCLY	3,670,830	5/1/18	(74,388)
Japanese Yen	120,000,000	USD	1,100,440	JPM	1,130,529	5/14/18	(30,089)
Korean Won	541,906,800	USD	487,239	DUB	499,571	3/14/18	(12,332)
Korean Won	134,713,600	USD	124,458	HSBC	124,189	3/14/18	269
Korean Won	541,906,800	USD	501,325	HSBC	500,872	6/20/18	453
Mexican Peso	10,900,000	USD	521,239	BNP	578,264	3/1/18	(57,025)
New Zealand Dollar	1,064,000	USD	781,240	JPM	767,410	3/2/18	13,830
Peruvian Sol	1,127,490	USD	350,000	BNP	344,888	3/21/18	5,112
Peruvian Sol	454,020	USD	141,000	HSBC	138,880	3/21/18	2,120
Russian Ruble	33,128,070	USD	578,000	BCLY	587,105	3/7/18	(9,105)
Russian Ruble	9,786,330	USD	171,000	DUB	173,436	3/7/18	(2,436)
Russian Ruble	42,914,400	USD	753,348	BCLY	753,355	6/7/18	(7)
South African Rand	2,638,298	USD	218,000	BNP	221,507	5/8/18	(3,507)

							(242,233)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(284,599)

At February 28, 2018, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amounts		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	28-Day MXN TIIE Banxico	5.610%	7/7/21	28-Day	MXN	8,600,000	$(28,232)	$(23,909)	$(4,323)
Pay	28-Day MXN TIIE Banxico	7.030%	11/10/21	28-Day	MXN	10,500,000	(11,501)	(333)	(11,168)
Pay	28-Day MXN TIIE Banxico	7.200%	6/5/24	28-Day	MXN	8,100,000	(11,557)	86	(11,643)
Pay	28-Day MXN TIIE Banxico	7.388%	11/17/21	28-Day	MXN	1,100,000	(514)	—	(514)
Pay	28-Day MXN TIIE Banxico	8.280%	11/28/36	28-Day	MXN	3,200,000	1,576	16,343	(14,767)
Receive	3-Month FRA New Zealand Bank Bill	3.250%	3/21/28	6-Month	NZD	700,000	68	2,137	(2,069)
Receive	3-Month USD-LIBOR	1.250%	6/21/19	6-Month	USD	13,500,000	208,411	81,220	127,191
Receive	3-Month USD-LIBOR	1.750%	12/21/26	6-Month	USD	630,000	54,849	(16,090)	70,939
Receive	3-Month USD-LIBOR	2.000%	12/20/19	6-Month	USD	100,000	810	(715)	1,525
Pay	3-Month USD-LIBOR	2.000%	6/20/23	6-Month	USD	2,300,000	(88,829)	(88,855)	26
Receive	3-Month USD-LIBOR	2.000%	7/27/26	6-Month	USD	3,100,000	134,715	90,254	44,461
Pay	3-Month USD-LIBOR	2.250%	12/20/22	6-Month	USD	12,100,000	(267,601)	15,240	(282,841)
Receive	3-Month USD-LIBOR	2.400%	12/7/26	6-Month	USD	2,900,000	76,999	17,679	59,320
Receive	3-Month USD-LIBOR	2.500%	2/22/26	6-Month	USD	9,530,000	205,747	(281,476)	487,223
Receive	3-Month USD-LIBOR	2.500%	12/20/27	6-Month	USD	6,300,000	212,595	(66,236)	278,831

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amounts		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	2.500%	6/20/48	6-Month	USD	1,650,000	$171,472	$190,239	$(18,767)
Receive	6-Month GBP-LIBOR	1.750%	3/21/48	6-Month	GBP	870,000	(25,562)	(29,203)	3,641
Receive	6-Month JPY-LIBOR	0.300%	9/20/27	6-Month	JPY	260,000,000	(258)	(4,697)	4,439
Receive	6-Month JPY-LIBOR	0.450%	3/20/29	6-Month	JPY	80,000,000	(2,434)	(4,650)	2,216
Receive	U.S. Federal Funds Effective Rate Index	2.478%	12/20/47	12-Month	USD	378,000	3,080	758	2,322

							$633,834	$(102,208)	$736,042

At February 28, 2018, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Inflation Rate Swap Contracts:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amounts		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	5-Year EUR Inflation Linked	1.350%	1/15/23	EUR	480,000	$(170)	$196	$(366)
Receive	10-Year EUR Inflation Linked	1.360%	6/15/27	EUR	800,000	(18,937)	(11,973)	(6,964)
Receive	10-Year EUR Inflation Linked	1.385%	12/15/26	EUR	70,000	(1,278)	(6,018)	4,740
Receive	10-Year EUR Inflation Linked	1.520%	11/15/27	EUR	2,970,000	(16,779)	(4,314)	(12,465)
Receive	10-Year EUR Inflation Linked	1.575%	1/15/28	EUR	220,000	130	—	130
Receive	10-Year EUR Inflation Linked	1.590%	2/15/28	EUR	240,000	647	(194)	841
Receive	10-Year EUR Inflation Linked	1.606%	2/15/28	EUR	160,000	759	—	759
Receive	20-Year EUR Inflation Linked	1.910%	1/15/38	EUR	160,000	2,620	485	2,135
Receive	15-Year GBP Inflation Linked	3.100%	6/15/31	GBP	2,900,000	(303,453)	(300,001)	(3,452)
Receive	15-Year GBP Inflation Linked	3.470%	9/15/32	GBP	600,000	(1,629)	(2,307)	678
Receive	15-Year GBP Inflation Linked	3.530%	10/15/31	GBP	1,190,000	18,378	(7,845)	26,223
Pay	30-Year GBP Inflation Linked	3.428%	3/15/47	GBP	90,000	5,945	5,364	581
Pay	30-Year GBP Inflation Linked	3.585%	10/15/46	GBP	240,000	(14,572)	(20,844)	6,272
Pay	3-Year USD Inflation Linked	2.168%	7/15/20	USD	1,100,000	1,594	—	1,594
Pay	4-Year USD Inflation Linked	2.027%	11/23/20	USD	700,000	4,285	—	4,285
Pay	5-Year USD Inflation Linked	1.550%	7/26/21	USD	400,000	12,530	13,538	(1,008)
Pay	5-Year USD Inflation Linked	1.603%	9/12/21	USD	310,000	8,563	9,337	(774)
Pay	5-Year USD Inflation Linked	2.210%	2/5/23	USD	4,070,000	3,834	—	3,834
Receive	10-Year USD Inflation Linked	1.730%	7/26/26	USD	400,000	(21,092)	(21,441)	349
Receive	10-Year USD Inflation Linked	1.762%	8/30/26	USD	1,500,000	(71,645)	(73,591)	1,946
Receive	10-Year USD Inflation Linked	1.801%	9/12/26	USD	310,000	(13,919)	(14,319)	400
Receive	10-Year USD Inflation Linked	2.067%	7/25/27	USD	600,000	(14,701)	—	(14,701)
Receive	10-Year USD Inflation Linked	2.150%	9/25/27	USD	300,000	(5,765)	—	(5,765)
Receive	10-Year USD Inflation Linked	2.156%	10/17/27	USD	700,000	(12,895)	—	(12,895)
Receive	10-Year USD Inflation Linked	2.180%	9/20/27	USD	320,000	(5,138)	—	(5,138)
Receive	10-Year USD Inflation Linked	2.335%	2/5/28	USD	2,050,000	4,408	4,448	(40)

						$(438,280)	$(429,479)	$(8,801)

At February 28, 2018, Inflation-Linked Fixed Income Fund held the following OTC and Centrally Cleared Credit Default Swap Contracts:

OTC Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection (1)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit Spread at 2/28/18 (2)	Notional Amounts (3)	Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation
Brazil Government International Bond, BB	1.000%	3/20/18	3-Month	HSBC	0.291%	USD 300,000	$709	$683	$26
Brazil Government International Bond, BB	1.000%	6/20/21	3-Month	DUB	1.091%	USD 100,000	(89)	(8,609)	8,520
Brazil Government International Bond, BB	1.000%	6/20/21	3-Month	HSBC	1.091%	USD 800,000	(713)	(55,500)	54,787

							$(93)	$(63,426)	$63,333

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Centrally Cleared — Credit Default Swaps on Indexes — Buy Protection (4)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 2/28/18 (2)	Notional Amounts (3)	Market Value	Upfront Payment (Received)	Unrealized Appreciation/ (Depreciation)
Markit CDX North America High Yield Series 29 5-Year Index	(5.000)%	12/20/22	3-Month	3.348%	USD 1,370,000	$(106,227)	$(107,124)	$897
Markit iTraxx Europe Series 28 5-Year Index	(1.000)%	12/20/22	3-Month	0.525%	EUR 1,700,000	(51,027)	(45,511)	(5,516)

						$(157,254)	$(152,635)	$(4,619)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

At February 28, 2018, Inflation-Linked Fixed Income Fund deposited cash collateral with brokers in the amount of $888,000 for open centrally cleared swap contracts.

Currency Abbreviations used in this schedule:		Counterparty Abbreviations used in this schedule:
ARS	— Argentine Peso	BCLY	— Barclays Bank PLC
AUD	— Australian Dollar	BNP	— BNP Paribas SA
BRL	— Brazilian Real	CSFB	— Credit Suisse Securities (USA) LLC
CAD	— Canadian Dollar	DUB	— Deutsche Bank AG
DKK	— Danish Krone	HSBC	— HSBC Bank USA
EUR	— Euro	JPM	— JPMorgan Chase & Co.
GBP	— British Pound	MLP	— Merrill Lynch, Pierce, Fenner & Smith Inc.
JPY	— Japanese Yen	SCB	— Standard Chartered Bank
MXN	— Mexican Peso
NZD	— New Zealand Dollar
PEN	— Peruvian Sol
ZAR	— South African Rand

See pages 241-242 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES — 60.8%
Agriculture — 1.2%
		BAT Capital Corp., Company Guaranteed Notes:
$930,000	BBB+	2.423% (3-Month USD-LIBOR + 0.590%) due 8/14/20(a)(b)	$935,487
1,000,000	BBB+	2.719% (3-Month USD-LIBOR + 0.880%) due 8/15/22(a)(b)	1,010,032
800,000	BBB	Imperial Brands Finance PLC, Company Guaranteed Notes, 2.050% due 7/20/18(b)	798,668
2,000,000	BBB+	Reynolds American Inc., Company Guaranteed Notes, 2.300% due 6/12/18	1,999,461

		Total Agriculture	4,743,648

Airlines — 0.3%
76,444	A-	Continental Airlines 1999-1 Class A Pass-Through Trust, Pass-Thru Certificates, 6.545% due 2/2/19	79,406
250,000	BB+	Delta Air Lines Inc., Senior Unsecured Notes, 3.625% due 3/15/22	250,754
454,111	A	Northwest Airlines Inc. Class A Pass-Through Trust, Series 2007-1, Pass-Thru Certificates, 7.027% due 11/1/19	482,357
301,142	A-	Northwest Airlines Inc. Class G-2 Pass-Through Trust, Series 2002-1, Pass-Thru Certificates, 6.264% due 11/20/21	315,823

		Total Airlines	1,128,340

Auto Manufacturers — 5.3%
4,600,000	A	Daimler Finance North America LLC, Company Guaranteed Notes, 2.387% (3-Month USD-LIBOR + 0.620%) due 10/30/19(a)(b)	4,622,653
3,400,000	BBB	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 2.704% (3-Month USD-LIBOR + 1.000%) due 1/9/20(a)	3,439,754
1,600,000	BBB	General Motors Co., Senior Unsecured Notes, 3.500% due 10/2/18	1,608,631
		General Motors Financial Co., Inc., Company Guaranteed Notes:
500,000	BBB	3.780% (3-Month USD-LIBOR + 2.060%) due 1/15/19(a)	507,620
1,000,000	BBB	2.400% due 5/9/19	995,832
773,000	BBB	2.967% (3-Month USD-LIBOR + 1.270%) due 10/4/19(a)	782,572
		Hyundai Capital America, Senior Unsecured Notes:
400,000	A-	2.400% due 10/30/18(b)	399,181
1,000,000	A-	2.500% due 3/18/19(b)	994,951
		Hyundai Capital Services Inc., Senior Unsecured Notes:
1,600,000	A-	1.625% due 8/30/19	1,566,807
300,000	A-	1.625% due 8/30/19(b)	293,776
		Nissan Motor Acceptance Corp., Senior Unsecured Notes:
1,000,000	A	2.533% (3-Month USD-LIBOR + 1.010%) due 3/8/19(a)	1,007,798
1,700,000	A	2.372% (3-Month USD-LIBOR + 0.650%) due 7/13/22(a)(b)	1,707,314
1,000,000	A	2.376% (3-Month USD-LIBOR + 0.690%) due 9/28/22(a)(b)	1,006,349
1,500,000	BBB	RCI Banque SA, Senior Unsecured Notes, 3.500% due 4/3/18(b)	1,501,509
200,000	BBB+	VW Credit Inc., Company Guaranteed Notes, 2.250% due 3/23/18	200,042

		Total Auto Manufacturers	20,634,789

Banks — 18.3%
2,500,000	A	ADCB Finance Cayman Ltd., Company Guaranteed Notes, 3.000% due 3/4/19	2,502,325
400,000	A-	Aozora Bank Ltd., Senior Unsecured Notes, 2.750% due 3/9/20	397,454
300,000	BBB-	Axis Bank Ltd., Senior Unsecured Notes, 3.250% due 5/21/20	299,144
3,500,000	BBB+	Bangkok Bank PCL, Senior Unsecured Notes, 3.300% due 10/3/18	3,504,767
1,600,000	A-	Bank of America Corp., Senior Unsecured Notes, 2.345% (3-Month USD-LIBOR + 0.650%) due 10/1/21(a)	1,612,428
400,000	BB+	Barclays Bank PLC, Subordinated Notes, 7.750% (5-Year USD Swap Rate + 6.833%) due 4/10/23(a)	403,000
		Barclays PLC:
200,000	B+	Junior Subordinated Notes, 8.250% (5-Year USD Swap Rate + 6.705%)(a)(c)	207,941
		Senior Unsecured Notes:
500,000	BBB	2.000% due 3/16/18	500,226

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
Banks — 18.3% — (continued)
$700,000		BBB	2.750% due 11/8/19	$696,344
1,800,000		BBB	3.921% (3-Month USD-LIBOR + 2.110%) due 8/10/21(a)	1,885,743
468,000		BB+	CIT Group Inc., Senior Unsecured Notes, 5.500% due 2/15/19(b)	480,285
2,000,000		BBB+	Citigroup Inc., Senior Unsecured Notes, 3.062% (3-Month USD-LIBOR + 1.310%) due 10/26/20(a)	2,042,746
1,200,000		A+	Cooperatieve Rabobank UA, Senior Unsecured Notes, 2.538% (3-Month USD-LIBOR + 0.830%) due 1/10/22(a)	1,218,078
1,000,000		BBB	Credit Agricole SA, Subordinated Notes, 8.125% (5-Year USD Swap Rate + 6.283%) due 9/19/33(a)	1,028,015
1,250,000		A	Credit Suisse AG, Senior Unsecured Notes, 1.700% due 4/27/18	1,249,349
2,500,000		Aa2(d)	DBS Group Holdings Ltd., Senior Unsecured Notes, 2.365% (3-Month USD-LIBOR + 0.620%) due 7/25/22(a)(b)	2,507,927
			Dexia Credit Local SA, Government Liquid Guaranteed Notes:
2,600,000		AA	2.275% (3-Month USD-LIBOR + 0.600%) due 3/23/18(a)(b)	2,601,012
1,000,000		AA	2.250% due 1/30/19	998,716
1,000,000		A+	DNB Bank ASA, Senior Unsecured Notes, 3.087% (3-Month USD-LIBOR + 1.070%) due 6/2/21(a)(e)	1,022,491
600,000		NR	Eksportfinans ASA, Senior Unsecured Notes, 2.611% (8.000% — 3-Month USD-LIBOR) due 11/10/20(a)(e)	600,528
300,000		A3(d)	Emirates NBD PJSC, Senior Unsecured Notes, 3.310% (3-Month USD-LIBOR + 1.550%) due 1/26/20(a)	303,055
			Goldman Sachs Group Inc. (The), Senior Unsecured Notes:
1,000,000		BBB+	2.939% (3-Month USD-LIBOR + 1.100%) due 11/15/18(a)	1,006,134
400,000		BBB+	2.552% (3-Month USD-LIBOR + 0.780%) due 10/31/22(a)	401,382
1,500,000		A	HSBC Holdings PLC, Senior Unsecured Notes, 3.604% (3-Month USD-LIBOR + 1.660%) due 5/25/21(a)	1,558,752
2,000,000		A	HSBC USA Inc., Senior Unsecured Notes, 1.700% due 3/5/18	1,999,913
			ICICI Bank Ltd., Senior Unsecured Notes:
1,000,000		BBB-	4.800% due 5/22/19	1,021,593
200,000		BBB-	3.125% due 8/12/20	198,756
600,000		BBB+	ING Bank NV, Subordinated Notes, 4.125% (5-Year USD 1100 Run ICE Swap Rate + 2.700%) due 11/21/23(a)	604,804
1,500,000		BBB	Intesa Sanpaolo SpA, Company Guaranteed Notes, 3.875% due 1/15/19	1,514,711
300,000		BBB+	Kasikornbank PCL, Senior Unsecured Notes, 3.500% due 10/25/19	301,799
1,600,000	GBP	BB-	Lloyds Banking Group PLC, Junior Subordinated Notes, 7.000% (5-Year GBP Swap Rate + 5.060%)(a)(c)	2,326,114
5,200,000		A	Macquarie Bank Ltd., Senior Unsecured Notes, 2.600% due 6/24/19(b)	5,189,851
			Mizuho Financial Group Inc., Senior Unsecured Notes:
2,500,000		A-	2.703% (3-Month USD-LIBOR + 1.140%) due 9/13/21(a)	2,542,981
500,000		A-	2.924% (3-Month USD-LIBOR + 0.940%) due 2/28/22(a)	505,051
500,000		A-	2.416% (3-Month USD-LIBOR + 0.880%) due 9/11/22(a)	505,432
1,000,000		AA-	Nordea Bank AB, Senior Unsecured Notes, 2.946% (3-Month USD-LIBOR + 0.990%) due 5/27/21(a)(e)	1,019,889
300,000		Aa3(d)	QNB Finance Ltd., Company Guaranteed Notes, 3.285% (3-Month USD-LIBOR + 1.400%) due 5/20/18(a)	300,975
3,700,000		BBB-	Royal Bank of Scotland Group PLC, Senior Unsecured Notes, 3.309% (3-Month USD-LIBOR + 1.470%) due 5/15/23(a)	3,778,433
2,000,000		BBB	Santander Holdings USA Inc., Senior Unsecured Notes, 2.700% due 5/24/19	1,997,431
300,000		BBB	Santander UK Group Holdings PLC, Senior Unsecured Notes, 2.875% due 10/16/20	297,779
700,000		A	Santander UK PLC, Senior Unsecured Notes, 2.500% due 3/14/19	699,291
100,000		BBB-	SMFG Preferred Capital USD 3 Ltd., Junior Subordinated Notes, 9.500% (6-Month USD-LIBOR + 5.890%)(a)(c)	103,013
700,000		BB+	Societe Generale SA, Junior Subordinated Notes, 8.250% (5-Year USD Swap Rate + 6.394%)(a)(c)	727,563

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Banks — 18.3% — (continued)
		Standard Chartered PLC, Senior Unsecured Notes:
$1,000,000	BBB+	2.400% due 9/8/19	$990,899
2,800,000	BBB+	2.400% due 9/8/19(b)	2,774,517
2,550,000	BBB-	State Bank of India, Senior Unsecured Notes, 2.654% (3-Month USD-LIBOR + 0.950%) due 4/6/20(a)	2,557,778
		Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes:
3,100,000	A-	2.489% (3-Month USD-LIBOR + 0.780%) due 7/12/22(a)	3,119,912
500,000	A-	2.474% (3-Month USD-LIBOR + 0.740%) due 10/18/22(a)	501,092
		Sumitomo Mitsui Trust Bank Ltd., Senior Unsecured Notes:
2,310,000	A	2.018% (3-Month USD-LIBOR + 0.510%) due 3/6/19(a)	2,314,013
1,400,000	A	2.053% (3-Month USD-LIBOR + 0.440%) due 9/19/19(a)(b)	1,402,070
900,000	BBB+	UBS AG, Subordinated Notes, 4.750% (5-Year USD Swap Rate + 3.765%) due 5/22/23(a)	903,942
1,600,000	A-	UBS Group Funding Switzerland AG, Company Guaranteed Notes, 3.500% (3-Month USD-LIBOR + 1.780%) due 4/14/21(a)(b)	1,660,795

		Total Banks	70,888,239

Beverages — 0.5%
2,000,000	WR(d)	Anheuser-Busch North American Holding Corp., Company Guaranteed Notes, 2.200% due 8/1/18(b)	1,999,890

Biotechnology — 0.5%
2,000,000	BBB-	Baxalta Inc., Company Guaranteed Notes, 2.438% (3-Month USD-LIBOR + 0.780%) due 6/22/18(a)	2,002,926

Chemicals — 0.3%
1,000,000	BBB	Incitec Pivot Finance LLC, Company Guaranteed Notes, 6.000% due 12/10/19	1,048,889

Commercial Services — 2.7%
		Central Nippon Expressway Co., Ltd., Senior Unsecured Notes:
2,500,000	A1(d)	2.170% due 8/5/19	2,481,305
3,300,000	A1(d)	2.079% due 11/5/19	3,263,720
3,000,000	A1(d)	2.297% (3-Month USD-LIBOR + 0.810%) due 3/3/22(a)	3,031,815
1,500,000	BBB+	HPHT Finance 15 Ltd., Company Guaranteed Notes, 2.250% due 3/17/18(e)	1,499,622

		Total Commercial Services	10,276,462

Computers — 1.8%
1,700,000	BBB-	Dell International LLC/EMC Corp., Senior Secured Notes, 3.480% due 6/1/19(b)	1,711,302
1,800,000	BB-	EMC Corp., Senior Unsecured Notes, 1.875% due 6/1/18	1,794,678
3,500,000	BBB	Hewlett Packard Enterprise Co., Senior Unsecured Notes, 2.100% due 10/4/19(b)	3,455,660

		Total Computers	6,961,640

Diversified Financial Services — 7.0%
2,300,000	BBB-	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, Company Guaranteed Notes, 3.750% due 5/15/19	2,321,590
1,300,000	BBB	Air Lease Corp., Senior Unsecured Notes, 3.375% due 1/15/19	1,306,909
		Ally Financial Inc., Company Guaranteed Notes:
1,700,000	BB+	4.750% due 9/10/18	1,719,227
300,000	BB+	3.500% due 1/27/19	301,815
190,000	A3(d)	Bear Stearns Cos. LLC (The), Company Guaranteed Notes, 4.650% due 7/2/18	191,425
		BOC Aviation Ltd., Senior Unsecured Notes:
700,000	A-	3.000% due 3/30/20	697,919
1,000,000	A-	3.000% due 5/23/22	973,995
500,000	A-	2.750% due 9/18/22	479,547
200,000	A-	2.750% due 9/18/22(b)	191,819
		International Lease Finance Corp.:
900,000	BBB-	Senior Secured Notes, 7.125% due 9/1/18(b)	919,223

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Diversified Financial Services — 7.0% — (continued)
		Senior Unsecured Notes:
$600,000	BBB-	6.250% due 5/15/19	$622,538
500,000	BBB-	8.250% due 12/15/20	563,939
1,500,000	BBB-	LeasePlan Corp. NV, Senior Unsecured Notes, 2.500% due 5/16/18(b)	1,499,827
		Mitsubishi UFJ Lease & Finance Co., Ltd., Senior Unsecured Notes:
1,200,000	A-	2.810% (3-Month USD-LIBOR + 0.925%) due 2/20/19(a)	1,204,660
1,600,000	A-	2.500% due 3/9/20	1,585,824
2,500,000	BBB	Nasdaq Inc., Senior Unsecured Notes, 2.048% (3-Month USD-LIBOR + 0.390%) due 3/22/19(a)	2,501,162
		Navient Corp., Senior Unsecured Notes:
1,900,000	B+	5.500% due 1/15/19	1,932,680
1,000,000	B+	4.875% due 6/17/19	1,013,750
600,000	B+	8.000% due 3/25/20	644,250
1,500,000	A-	Nomura Holdings Inc., Senior Unsecured Notes, 2.750% due 3/19/19	1,500,650
1,400,000	AA-	NTT Finance Corp., Senior Unsecured Notes, 2.223% (3-Month USD-LIBOR + 0.530%) due 6/29/20(a)	1,408,246
		ORIX Corp., Senior Unsecured Notes:
3,100,000	A-	2.650% due 4/13/21	3,055,143
200,000	A-	3.200% due 1/19/22	198,653
400,000	A-	2.900% due 7/18/22	391,314

		Total Diversified Financial Services	27,226,105

Electric — 2.8%
700,000	A3(d)	Chugoku Electric Power Co., Inc. (The), Senior Secured Notes, 2.701% due 3/16/20	699,060
1,000,000	A	Entergy Texas Inc., 1st Mortgage Notes, 7.125% due 2/1/19	1,039,137
400,000	NR	Huaneng Hong Kong Capital Ltd., Company Guaranteed Notes, 3.375% due 6/11/18	400,044
		Israel Electric Corp., Ltd., Senior Secured Notes:
600,000	BBB	5.625% due 6/21/18	606,456
800,000	BBB	7.700% due 7/15/18(e)	814,869
2,200,000	BBB	7.250% due 1/15/19	2,280,212
1,000,000	BBB-	Metropolitan Edison Co., Senior Unsecured Notes, 7.700% due 1/15/19	1,044,903
1,000,000	BBB-	Origin Energy Finance Ltd., Company Guaranteed Notes, 3.500% due 10/9/18(b)	1,003,369
400,000	BBB+	Southern Co. (The), Senior Unsecured Notes, 2.950% due 7/1/23	389,077
500,000	BBB+	Southern Power Co., Senior Unsecured Notes, 2.175% (3-Month USD-LIBOR + 0.550%) due 12/20/20(a)(b)	500,856
2,000,000	A+	State Grid Overseas Investment 2014 Ltd., Company Guaranteed Notes, 2.750% due 5/7/19	1,999,505

		Total Electric	10,777,488

Electronics — 0.1%
300,000	BBB-	Arrow Electronics Inc., Senior Unsecured Notes, 3.500% due 4/1/22	298,000

Food — 0.9%
700,000	BBB-	Kraft Heinz Foods Co., Company Guaranteed Notes, 2.381% (3-Month USD-LIBOR + 0.570%) due 2/10/21(a)	699,634
2,800,000	BBB	Tyson Foods Inc., Senior Unsecured Notes, 2.434% (3-Month USD-LIBOR + 0.450%) due 5/30/19(a)	2,808,206

		Total Food	3,507,840

Gas — 0.5%
2,000,000	BBB+	Sempra Energy, Senior Unsecured Notes, 2.038% (3-Month USD-LIBOR + 0.450%) due 3/15/21(a)	2,004,292

Holding Companies — Diversified — 0.6%
300,000	A-	Hutchison Whampoa International 09 Ltd., Company Guaranteed Notes, 7.625% due 4/9/19(b)	315,679
1,322,000	A-	Hutchison Whampoa International 09/19 Ltd., Company Guaranteed Notes, 5.750% due 9/11/19	1,381,021

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Holding Companies — Diversified — 0.6% — (continued)
$500,000	A-	Hutchison Whampoa International 11 Ltd., Company Guaranteed Notes, 4.625% due 1/13/22	$522,241

		Total Holding Companies-Diversified	2,218,941

Household Products/Wares — 0.4%
1,500,000	A-	Reckitt Benckiser Treasury Services PLC, Company Guaranteed Notes, 2.235% (3-Month USD-LIBOR + 0.560%) due 6/24/22(a)(b)	1,496,448

Insurance — 1.5%
1,500,000	A	AIA Group Ltd., Senior Unsecured Notes, 1.750% due 3/13/18	1,499,638
		American International Group Inc., Senior Unsecured Notes:
700,000	BBB+	6.400% due 12/15/20	761,888
500,000	BBB+	3.300% due 3/1/21	501,422
		Athene Global Funding, Secured Notes:
1,700,000	A-	2.924% (3-Month USD-LIBOR + 1.230%) due 7/1/22(a)(b)	1,732,810
1,000,000	A-	3.000% due 7/1/22(b)	975,177
500,000	BBB+	CNP Assurances, Subordinated Notes, 7.500% (6-Year USD Swap Rate + 6.481%)(a)(c)	514,535

		Total Insurance	5,985,470

Internet — 0.6%
1,500,000	A3(d)	Baidu Inc., Senior Unsecured Notes, 3.250% due 8/6/18	1,503,484
1,000,000	A-	SK Broadband Co., Ltd., Senior Unsecured Notes, 2.875% due 10/29/18	1,000,740

		Total Internet	2,504,224

Lodging — 0.4%
		MGM Resorts International, Company Guaranteed Notes:
1,300,000	BB-	8.625% due 2/1/19	1,371,500
250,000	BB-	6.750% due 10/1/20	267,500

		Total Lodging	1,639,000

Media — 1.2%
500,000	BBB-	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 3.579% due 7/23/20	503,817
1,700,000	B	DISH DBS Corp., Company Guaranteed Notes, 4.250% due 4/1/18	1,706,375
2,300,000	BBB-	Time Warner Cable LLC, Senior Secured Notes, 6.750% due 7/1/18	2,330,888

		Total Media	4,541,080

Mining — 0.8%
500,000	A3(d)	China Uranium Development Co., Ltd., Company Guaranteed Notes, 3.500% due 10/8/18	502,008
1,100,000	BBB+	Goldcorp Inc., Senior Unsecured Notes, 2.125% due 3/15/18	1,099,998
1,200,000	A	Minera y Metalurgica del Boleo SA de CV, Company Guaranteed Notes, 2.875% due 5/7/19	1,198,615
300,000	Baa1(d)	Minmetals Bounteous Finance BVI Ltd., Company Guaranteed Notes, 3.500% due 7/30/20	300,080

		Total Mining	3,100,701

Miscellaneous Manufacturers — 0.1%
400,000	BBB	Textron Inc., Senior Unsecured Notes, 2.361% (3-Month USD-LIBOR + 0.550%) due 11/10/20(a)	400,133

Oil & Gas — 3.1%
500,000	A	CNPC General Capital Ltd., Company Guaranteed Notes, 2.750% due 5/14/19	499,226
500,000	BBB-	Ecopetrol SA, Senior Unsecured Notes, 4.250% due 9/18/18	504,750
1,000,000	BBB	EQT Corp., Senior Unsecured Notes, 2.465% (3-Month USD-LIBOR + 0.770%) due 10/1/20(a)	1,001,661
500,000	BB-	Petrobras Global Finance BV, Senior Unsecured Notes, 8.375% due 12/10/18	520,000
400,000	BBB+	Petroleos Mexicanos, Company Guaranteed Notes, 5.500% due 2/4/19	409,200
		Petronas Capital Ltd., Company Guaranteed Notes:
750,000	A-	5.250% due 8/12/19(b)	776,525
500,000	A-	5.250% due 8/12/19	517,684

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
Oil & Gas — 3.1% — (continued)
$2,000,000		BBB+	Phillips 66, Company Guaranteed Notes, 2.472% (3-Month USD-LIBOR + 0.750%) due 4/15/20(a)(b)	$2,000,699
2,090,000		BBB	Pioneer Natural Resources Co., Senior Unsecured Notes, 6.875% due 5/1/18	2,104,565
1,000,000		A	Ras Laffan Liquefied Natural Gas Co., Ltd. III, Senior Secured Notes, 6.750% due 9/30/19	1,056,586
1,200,000		A+	Sinopec Group Overseas Development 2014 Ltd., Company Guaranteed Notes, 2.628% (3-Month USD-LIBOR + 0.920%) due 4/10/19(a)	1,204,559
1,500,000		A+	Sinopec Group Overseas Development 2016 Ltd., Company Guaranteed Notes, 2.125% due 5/3/19	1,485,632

			Total Oil & Gas	12,081,087

Pharmaceuticals — 2.6%
2,500,000		BBB	Allergan Funding SCS, Company Guaranteed Notes, 2.629% (3-Month USD-LIBOR + 1.080%) due 3/12/18(a)	2,500,573
1,000,000		BBB+	Cardinal Health Inc., Senior Unsecured Notes, 2.358% (3-Month USD-LIBOR + 0.770%) due 6/15/22(a)	1,001,865
2,500,000		BBB-	Mylan Inc., Company Guaranteed Notes, 2.600% due 6/24/18	2,500,453
			Mylan NV, Company Guaranteed Notes:
1,000,000		BBB-	3.000% due 12/15/18	1,001,370
200,000		BBB-	3.150% due 6/15/21	198,323
			Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes:
2,400,000		BB	1.400% due 7/20/18	2,394,206
500,000		BB	1.700% due 7/19/19	488,014

			Total Pharmaceuticals	10,084,804

Pipelines — 1.8%
1,600,000		BBB+	Enbridge Inc., Senior Unsecured Notes, 2.108% (3-Month USD-LIBOR + 0.400%) due 1/10/20(a)	1,600,718
1,400,000		BBB-	Energy Transfer LP, Senior Unsecured Notes, 2.500% due 6/15/18	1,399,567
500,000		BBB-	Energy Transfer Partners LP, Senior Unsecured Notes, 9.000% due 4/15/19	531,925
2,000,000		BBB-	Kinder Morgan Energy Partners LP, Company Guaranteed Notes, 2.650% due 2/1/19	1,996,904
300,000		BBB-	Kinder Morgan Inc., Company Guaranteed Notes, 3.000% (3-Month USD-LIBOR + 1.280%) due 1/15/23(a)	306,367
300,000		BBB-	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.625% due 2/1/21	316,280
1,000,000		BBB-	Western Gas Partners LP, Senior Unsecured Notes, 2.600% due 8/15/18	998,745

			Total Pipelines	7,150,506

Real Estate — 0.3%
1,200,000		AA-	Qatari Diar Finance Co., Government Guaranteed Notes, 5.000% due 7/21/20	1,245,000

Retail — 1.6%
3,000,000		BBB	Alimentation Couche-Tard Inc., Company Guaranteed Notes, 2.074% (3-Month USD-LIBOR + 0.500%) due 12/13/19(a)(b)	3,004,076
3,100,000		BBB-	QVC Inc., Senior Secured Notes, 3.125% due 4/1/19	3,099,545

			Total Retail	6,103,621

Savings & Loans — 0.1%
300,000	EUR	BBB	Nationwide Building Society, Subordinated Notes, 4.125% (5-Year EUR Swap Rate + 3.300%) due 3/20/23(a)	366,810

Semiconductors — 0.6%
700,000		BBB-	NXP BV / NXP Funding LLC, Company Guaranteed Notes, 5.750% due 3/15/23(b)	722,330
1,750,000		A	QUALCOMM Inc., Senior Unsecured Notes, 2.497% (3-Month USD-LIBOR + 0.730%) due 1/30/23(a)	1,755,979

			Total Semiconductors	2,478,309

Sovereign — 0.2%
800,000		BBB-	Indian Railway Finance Corp., Ltd., Senior Unsecured Notes, 3.917% due 2/26/19	806,800

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Telecommunications — 2.1%
		AT&T Inc., Senior Unsecured Notes:
$1,000,000	BBB+	5.800% due 2/15/19	$1,029,284
900,000	BBB+	2.672% (3-Month USD-LIBOR + 0.950%) due 7/15/21(a)	913,000
2,600,000	BBB+	Deutsche Telekom International Finance BV, Company Guaranteed Notes, 2.063% (3-Month USD-LIBOR + 0.450%) due 9/19/19(a)(b)	2,605,423
500,000	A-	KT Corp., Senior Unsecured Notes, 2.625% due 4/22/19(b)	497,656
200,000	A-	Ooredoo Tamweel Ltd., Senior Unsecured Notes, 3.039% due 12/3/18	200,360
500,000	B	Sprint Capital Corp., Company Guaranteed Notes, 6.900% due 5/1/19	518,920
300,000	BB+	Telecom Italia Capital SA, Company Guaranteed Notes, 6.999% due 6/4/18	304,215
800,000	BBB	Telefonica Emisiones SAU, Company Guaranteed Notes, 3.192% due 4/27/18	801,018
1,100,000	BBB+	Verizon Communications Inc., Senior Unsecured Notes, 2.600% (3-Month USD-LIBOR + 1.000%) due 3/16/22(a)	1,124,538

		Total Telecommunications	7,994,414

Transportation — 0.6%
2,300,000	BBB-	Asciano Finance Ltd., Company Guaranteed Notes, 5.000% due 4/7/18(b)	2,305,067

Trucking & Leasing — 0.0%
100,000	BB	DAE Funding LLC, Company Guaranteed Notes, 4.000% due 8/1/20(b)	98,500

		TOTAL CORPORATE BONDS & NOTES (Cost — $235,906,814)	236,099,463

COLLATERALIZED MORTGAGE OBLIGATIONS — 15.8%
56,888	AAA	American Home Mortgage Investment Trust, Series 2004-4, Class 2A1, 2.201% (1-Month USD-LIBOR + 0.580%) due 2/25/45(a)	57,034
900,000	AAA	Apidos CLO XVI, Series 2013-16A, Class A1R, 2.719% (3-Month USD-LIBOR + 0.980%) due 1/19/25(a)(b)	901,228
800,000	Aaa(d)	Babson CLO Ltd., Series 2014-IIA, Class AR, 2.881% (3-Month USD-LIBOR + 1.150%) due 10/17/26(a)(b)	801,719
331,027	Aaa(d)	Bancorp Commercial Mortgage Trust, Series 2016-CRE1, Class A, 3.018% (1-Month USD-LIBOR + 1.430%) due 11/15/33(a)(b)	331,566
253,698	NR	Bayview Opportunity Master Fund IIIa Trust, Series 2017-RN8, Class A1, step bond to yield, 3.352% due 11/28/32(b)	252,280
		Bayview Opportunity Master Fund IIIb Trust:
222,014	NR	Series 2017-RN2, Class A1, 3.475% due 4/28/32(a)(b)	222,399
414,023	NR	Series 2017-RN6, Class A1, step bond to yield, 3.105% due 8/28/32(b)	413,050
324,618	NR	Bayview Opportunity Master Fund IVb Trust, Series 2017-RPL1, Class A1, step bond to yield, 3.105% due 7/28/32(b)	323,687
997,521	AA+	Bear Stearns ALT-A Trust, Series 2004-10, Class 2A1, 2.281% (1-Month USD-LIBOR + 0.660%) due 9/25/34(a)	976,870
1,283,061	AAA	BlueMountain CLO Ltd., Series 2013-3A, Class AR, 2.650% (3-Month USD-LIBOR + 0.890%) due 10/29/25(a)(b)	1,285,743
982,151	AAA	Cent CLO 19 Ltd., Series 2013-19A, Class A1A, 3.090% (3-Month USD-LIBOR + 1.330%) due 10/29/25(a)(b)	983,535
1,000,000	AAA	Citigroup Commercial Mortgage Trust, Series 2017-1500, Class A, 2.438% (1-Month USD-LIBOR + 0.850%) due 7/15/32(a)(b)	1,001,022
400,000	AAA	Cold Storage Trust, Series 2017-ICE3, Class A, 2.588% (1-Month USD-LIBOR + 1.000%) due 4/15/36(a)(b)	402,254
392,352	Aaa(d)	Colony Starwood Homes Trust, Series 2016-1A, Class A, 3.090% (1-Month USD-LIBOR + 1.500%) due 7/17/33(a)(b)	395,033
276,498	NR	Credit Suisse Commercial Mortgage Capital Trust, Series 2017-1, Class A, 4.500% due 3/25/21(b)	278,290
874,811	B+	CWABS Inc. Asset-Backed Certificates Trust, Series 2004-5, Class M1, 2.476% (1-Month USD-LIBOR + 0.855%) due 8/25/34(a)	855,669
250,000	A	Eagle I Ltd., Series 2014-1A, Class A1, 2.570% due 12/15/39(b)	248,603

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 15.8% — (continued)
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
$2,642,491	NR	Series 4344, Class FA, 2.018% (1-Month USD-LIBOR + 0.450%) due 12/15/37(a)	$2,648,549
3,309,877	NR	Series 4351, Class FA, 2.018% (1-Month USD-LIBOR + 0.450%) due 5/15/38(a)	3,285,058
		Federal National Mortgage Association (FNMA), REMICS:
1,476,161	NR	Series 2011-86, Class KF, 2.171% (1-Month USD-LIBOR + 0.550%) due 9/25/41(a)	1,490,462
2,910,014	NR	Series 2017-108, Class AF, 1.921% (1-Month USD-LIBOR + 0.300%) due 1/25/48(a)	2,910,645
235,935	AAA	FNBA Mortgage Loan Trust, Series 2004-AR1, Class A2, 1.994% (1-Month USD-LIBOR + 0.400%) due 8/19/34(a)	235,182
1,414,178	Aaa(d)	Gosforth Funding PLC, Series 2017-1A, Class A1A, 2.083% (3-Month USD-LIBOR + 0.470%) due 12/19/59(a)(b)	1,418,011
		Government National Mortgage Association (GNMA):
2,447,345	NR	Series 2016-H06, Class FD, 2.482% (1-Month USD-LIBOR + 0.920%) due 7/20/65(a)	2,489,595
2,014,753	NR	Series 2017-H15, Class FE, 2.530% (1-Year USD-LIBOR + 0.800%) due 7/20/67(a)	2,075,177
1,000,000	AAA	Great Wolf Trust, Series 2017-WOLF, Class A, 2.588% (1-Month USD-LIBOR + 0.850%) due 9/15/34(a)(b)	1,004,191
500,000	Aaa(d)	GS Mortgage Securities Trust, Series 2014-GC18, Class AAB, 3.648% due 1/10/47	510,275
216,238	B	Impac CMB Trust, Series 2004-10, Class 1A1, 2.261% (1-Month USD-LIBOR + 0.640%) due 3/25/35(a)	211,536
661,717	Aaa(d)	Invitation Homes Trust, Series 2015-SFR3, Class A, 2.883% (1-Month USD-LIBOR + 1.300%) due 8/17/32(a)(b)	664,455
2,700,000	AAA	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2017-MAUI, Class A, 2.409% (1-Month USD-LIBOR + 0.830%) due 7/15/34(a)(b)	2,711,562
2,000,000	NR	Jubilee CLO BV, Series 2015-16A, Class A1R, 0.471% (0.800% — 3-Month EURIBOR) due 12/15/29(a)(b)	2,431,995
1,300,000	Aaa(d)	Ladder Capital Commercial Mortgage Trust, Series 2017-FL1, Class A, 2.468% (1-Month USD-LIBOR + 0.880%) due 9/15/34(a)(b)	1,300,231
800,000	AAA	Madison Park Funding XVI Ltd., Series 2015-16A, Class A1R, 3.075% (3-Month USD-LIBOR + 1.330%) due 4/20/26(a)(b)	802,838
1,000,000	AAA	Marathon CLO V Ltd., Series 2013-5A, Class A1R, 2.762% (3-Month USD-LIBOR + 0.870%) due 11/21/27(a)(b)	999,626
300,000	Aaa(d)	Monarch Grove CLO 18-1, Series 2018-1A, Class A1, 2.443% (3-Month USD-LIBOR + 0.880%) due 1/25/28(a)(b)	300,298
1,484,384	AAA	Motel 6 Trust, Series 2017-MTL6, Class A, 2.508% (1-Month USD-LIBOR + 0.920%) due 8/15/34(a)(b)	1,491,253
2,000,000	AAA	Mountain View CLO X Ltd., Series 2015-10A, Class AR, 2.587% (3-Month USD-LIBOR + 0.820%) due 10/13/27(a)(b)	2,000,519
400,000	B-	NovaStar Mortgage Funding Trust, Series 2005-4, Class M1, 2.221% (1-Month USD-LIBOR + 0.440%) due 1/25/36(a)	397,803
		OCP CLO Ltd.:
1,500,000	AAA	Series 2015-9A, Class A1R, 2.522% (3-Month USD-LIBOR + 0.800%) due 7/15/27(a)(b)	1,502,046
1,000,000	AAA	Series 2015-10A, Class A1R, 2.572% (3-Month USD-LIBOR + 0.820%) due 10/26/27(a)(b)	1,001,179
392,276	AAA	Palmer Square Loan Funding Ltd., Series 2016-3A, Class A1, 2.872% (3-Month USD-LIBOR + 1.150%) due 1/15/25(a)(b)	392,264
295,494	AAA(f)	PFP Ltd., Series 2017-4, Class A, 2.468% (1-Month USD-LIBOR + 0.880%) due 7/14/35(a)(b)	296,048
520,406	AAA	RBSSP Resecuritization Trust, Series 2009-12, Class 16A1, 3.286% due 10/25/35(a)(b)	527,135
500,000	A2(d)	SBA Tower Trust, Series 2014-1C, 2.898% due 10/8/19(b)	501,655
		SoFi Consumer Loan Program LLC:
137,949	AA	Series 2017-3, Class A, 2.770% due 5/25/26(b)	137,250
298,165	(P)AA	Series 2017-4, Class A, 2.500% due 5/26/26(b)	295,456
153,092	NR	Stanwich Mortgage Loan Co., Series 2016-NPA1, Class NOTE, 3.844% due 10/16/46(a)(b)	151,740
600,000	AAA	Stonemont Portfolio Trust, Series 2017-MONT, Class A, 2.444% (1-Month USD-LIBOR + 0.850%) due 8/20/30(a)(b)	601,945

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 15.8% — (continued)
$1,500,000	AAA	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class A, 2.330% (1-Month USD-LIBOR + 0.750%) due 11/11/34(a)(b)	$1,504,582
1,818,258	Aaa(d)	Towd Point Mortgage Trust, Series 2017-5, Class A1, 2.221% (1-Month USD-LIBOR + 0.600%) due 2/25/57(a)(b)	1,829,357
481,463	NR	U.S. Residential Opportunity Fund IV Trust, Series 2017-1III, Class A, step bond to yield, 3.352% due 11/27/37(b)	481,056
1,800,000	Aaa(d)	Venture XVI CLO Ltd., Series 2014-16A, Class ARR, 0.000% (0.850% — 3-Month USD-LIBOR) due 1/15/28(a)(b)	1,800,674
800,000	AAA	Venture XVII CLO Ltd., Series 2014-17A, Class AR, 2.802% (3-Month USD-LIBOR + 1.080%) due 7/15/26(a)(b)	801,342
1,475,116	NR	VOLT LIX LLC, Series 2017-NPL6, Class A1, step bond to yield, 3.250% due 5/25/47(b)	1,474,173
442,426	NR	VOLT LV LLC, Series 2017-NPL2, Class A1, step bond to yield, 3.500% due 3/25/47(b)	442,865
466,910	NR	VOLT LVIII LLC, Series 2017-NPL5, Class A1, step bond to yield, 3.375% due 5/28/47(b)	467,546
267,818	NR	VOLT LXI LLC, Series 2017-NPL8, Class A1, step bond to yield, 3.125% due 6/25/47(b)	267,530
1,117,174	NR	VOLT LXII LLC, Series 2017-NPL9, Class A1, step bond to yield, 3.125% due 9/25/47(b)	1,112,850
1,000,000	NR	VOLT LXIII LLC, Series 2017-NP10, Class A1, step bond to yield, 3.000% due 10/25/47(b)	994,530
300,000	Aaa(d)	Voya CLO Ltd., Series 2014-3A, Class A1R, 2.465% (3-Month USD-LIBOR + 0.720%) due 7/25/26(a)(b)	300,305
1,245,534	AA	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1, 1.911% (1-Month USD-LIBOR + 0.290%) due 10/25/45(a)	1,247,356
		Wells Fargo Commercial Mortgage Trust:
500,000	AAA	Series 2017-HSDB, Class A, 2.433% (1-Month USD-LIBOR + 0.850%) due 12/13/31(a)(b)	501,549
1,500,000	AAA(f)	Series 2018-BXI, Class A, 2.290% (1-Month USD-LIBOR + 0.731%) due 12/15/36(a)(b)	1,500,640

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $60,994,148)	61,242,316

ASSET-BACKED SECURITIES — 5.1%
Credit Cards — 0.8%
3,000,000	Aaa(d)	Master Credit Card Trust II, Series 2018-1A, Class A, 2.051% (1-Month USD-LIBOR + 0.490%) due 7/22/24(a)(b)	3,009,868

Student Loans — 4.3%
909,174	Aaa(d)	ECMC Group Student Loan Trust, Series 2017-2A, Class A, 2.671% (1-Month USD-LIBOR + 1.050%) due 5/25/67(a)(b)	914,357
340,105	AAA	EFS Volunteer LLC, Series 2010-1, Class A2, 2.595% (3-Month USD-LIBOR + 0.850%) due 10/25/35(a)(b)	340,273
170,505	Aaa(d)	Navient Private Education Loan Trust, Series 2015-AA, Class A2A, 2.650% due 12/15/28(b)	169,330
		Navient Student Loan Trust:
328,004	Aaa(d)	Series 2016-5A, Class A, 2.871% (1-Month USD-LIBOR + 1.250%) due 6/25/65(a)(b)	335,378
1,500,000	AAA	Series 2018-1A, Class A2, 1.911% (1-Month USD-LIBOR + 0.350%) due 3/25/67(a)(b)	1,499,686
1,490,962	AA+	Nelnet Student Loan Trust, Series 2017-3A, Class A, 2.471% (1-Month USD-LIBOR + 0.850%) due 2/25/66(a)(b)	1,508,644
773,457	AA+	Pennsylvania Higher Education Assistance Agency, Series 2006-2, Class A-3, 1.875% (3-Month USD-LIBOR + 0.130%) due 10/25/36(a)	763,573
921,100	AAA	SLC Student Loan Trust, Series 2007-1, Class A4, 1.899% (3-Month USD-LIBOR + 0.060%) due 5/15/29(a)	912,445
		SLM Student Loan Trust:
441,211	AAA	Series 2003-10A, Class A3, 2.058% (3-Month USD-LIBOR + 0.550%) due 12/15/27(a)(b)	442,493
1,500,000	AAA	Series 2005-5, Class A4, 1.885% (3-Month USD-LIBOR + 0.140%) due 10/25/28(a)	1,493,663
2,700,000	AA+	Series 2005-9, Class A7A, 2.341% (3-Month USD-LIBOR + 0.600%) due 1/25/41(a)	2,706,034
1,269,730	AA+	Series 2008-5, Class A4, 3.445% (3-Month USD-LIBOR + 1.700%) due 7/25/23(a)	1,306,824
1,000,000	AA+	Series 2008-7, Class A4, 2.645% (3-Month USD-LIBOR + 0.900%) due 7/25/23(a)	1,005,730
250,000	AA+	Series 2008-8, Class A4, 3.245% (3-Month USD-LIBOR + 1.500%) due 4/25/23(a)	256,544
2,000,000	AAA	Sofi Professional Loan Program LLC, Series 2018-A, Class A2A, 2.390% due 2/25/42(b)	1,993,261

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Student Loans — 4.3% — (continued)
$1,206,436	AA+	Utah State Board of Regents, Series 2017-1, Class A, 2.371% (1-Month USD-LIBOR + 0.75%) due 1/25/57(a)	$1,206,424

		Total Student Loans	16,854,659

		TOTAL ASSET-BACKED SECURITIES (Cost — $19,756,096)	19,864,527

U.S. GOVERNMENT OBLIGATIONS — 3.8%
3,897,777		U.S. Treasury Inflation Indexed Notes, 0.500% due 1/15/28(g)	3,806,995
11,400,000		U.S. Treasury Notes, 2.375% due 5/15/27	10,935,539

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $15,184,908)	14,742,534

SOVEREIGN BONDS — 3.2%
India — 0.7%
		Export-Import Bank of India:
200,000	BBB-	3.875% due 10/2/19	202,617
2,500,000	BBB-	2.750% due 4/1/20	2,482,088

		Total India	2,684,705

Japan — 2.2%
		Japan Bank for International Cooperation:
800,000	A+	2.514% (3-Month USD-LIBOR + 0.570%) due 2/24/20(a)	805,247
4,400,000	A+	2.135% (3-Month USD-LIBOR + 0.390%) due 7/21/20(a)	4,417,643
3,000,000	A+	Japan Finance Organization for Municipalities, 2.500% due 9/12/18(b)	3,002,700
500,000	A+	Tokyo Metropolitan Government, 2.500% due 6/8/22(b)	489,386

		Total Japan	8,714,976

South Korea — 0.3%
1,200,000	A	Korea Resources Corp., 2.125% due 5/2/18	1,201,199

		TOTAL SOVEREIGN BONDS (Cost — $12,669,444)	12,600,880

SENIOR LOANS — 0.7%
293,288	NR	AWAS Aviation Capital Ltd., 3.038% (3-Month USD-LIBOR + 2.250%/1-Month USD-LIBOR + 2.250%) due 3/28/18#(e)	293,444
1,700,000	NR	Energy Future Intermediate Holdings Co. LLC, 4.474% (1-Week USD-LIBOR + 3.000%) due 6/30/18	1,701,921
590,954	NR	Las Vegas Sands LLC, 3.648% (1-Month USD-LIBOR + 2.000%) due 3/29/24	594,340

		TOTAL SENIOR LOANS (Cost — $2,588,251)	2,589,705

MUNICIPAL BOND — 0.4%
Washington — 0.4%
1,600,000		Washington Health Care Facilities Authority, 2.140% (SIFMA Municipal Swap Index Yield + 1.050%) due 1/1/42 (Cost — $1,600,000)(a)	1,604,128

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $348,699,661)	348,743,553

Face Amount†
SHORT-TERM INVESTMENTS — 31.6%
COMMERCIAL PAPERS — 7.5%
		Arrows Electronics Inc.:
600,000		2.203% due 3/15/18(b)(h)	599,487
3,000,000		2.254% due 3/20/18(b)(h)	2,996,437
1,300,000		Enbridge Energy Partners LP, 5.033% due 4/16/18(b)(h)	1,295,847
500,000		Energy Transfer LP, 2.581% due 4/6/18(b)(h)	498,715
500,000		Eni Finance USA Inc., 2.020% due 5/7/18(h)	498,158

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount†		Rating††	Security	Value
COMMERCIAL PAPERS — 7.5% — (continued)
			Equifax Inc.:
$1,500,000			2.305% due 3/1/18(h)	$1,500,000
2,200,000			2.406% due 4/5/18(h)	2,194,867
900,000			Ford Motor Credit Co. LLC, 1.989% due 6/1/18(h)	895,515
2,100,000			Harris Corp., 2.254% due 3/20/18(h)	2,097,506
400,000			Humana Inc., 2.104% due 3/21/18(b)(e)(h)	399,533
1,000,000			Kansas City Southern, 2.204% due 3/22/18(b)(h)	998,717
4,000,000			Spectra Energy Partners LP, 1.953% due 3/16/18(h)	3,996,750
1,000,000			Thomson Reuters Corp., 2.153% due 3/19/18(h)	998,925
4,000,000			Time Warner Inc., 1.813% due 3/6/18(h)	3,998,994
500,000			TransCanada PipeLines Ltd., 1.853% due 3/20/18(h)	499,512
3,700,000			Viacom Inc., 2.395% due 3/5/18(b)(h)	3,699,017
2,000,000			VW Credit Inc., 2.008% due 3/22/18(h)	1,997,667

			TOTAL COMMERCIAL PAPERS (Cost — $29,165,647)	29,165,647

CORPORATE BOND — 0.2%
600,000		BBB-	Harris Corp., 2.431% (3-Month USD-LIBOR + 0.475%) due 2/27/19(a) (Cost — $600,000)	600,000

REPURCHASE AGREEMENT — 0.9%
3,700,000			Goldman Sachs & Co. repurchase agreement dated 2/28/18, 1.510% due 3/1/18, Proceeds at maturity — $3,700,155; (Fully collateralized by Federal Government Loan Mortgage Corp. (FGLMC), 3.500%, due 9/1/42; Market Valued — $4,830,774(h) (Cost — $3,700,000)	3,700,000

TIME DEPOSITS — 0.8%
			BBH — Grand Cayman:
756	EUR		(0.580)% due 3/1/18	922
2,652	DKK		(0.550)% due 3/1/18	434
29,705	JPY		(0.310)% due 3/1/18	278
290,389	CAD		0.550% due 3/1/18	226,354
896	AUD		0.630% due 3/1/18	696
117,789	GBP		Citibank — London, 0.230% due 3/1/18	162,189
2,649,283			Standard Chartered Bank — London, 0.780% due 3/1/18	2,649,283

			TOTAL TIME DEPOSITS (Cost — $3,040,156)	3,040,156

U.S. GOVERNMENT OBLIGATION — 22.2%
86,500,000		AA+	U.S. Treasury Bills, 1.542% due 4/12/18(h) (Cost — $86,344,722)	86,344,722

			TOTAL SHORT-TERM INVESTMENTS (Cost — $122,850,525)	122,850,525

			TOTAL INVESTMENTS — 121.4% (Cost — $471,550,186)	471,594,078

			Liabilities in Excess of Other Assets — (21.4)%	(83,173,380)

			TOTAL NET ASSETS — 100.0%	$388,420,698

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at February 28, 2018.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 28, 2018, amounts to approximately $123,742,947 and represents 31.9% of net assets.
(c)	Security is perpetual in nature and has no stated maturity date.
(d)	Rating by Moody’s Investors Service.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

(e)	Illiquid security.
(f)	Rating by Fitch Ratings Service.
(g)	All or a portion of this security is held at the broker as collateral for open OTC derivative instruments.
(h)	Rate shown represents yield-to-maturity.
#	Security that used significant unobservable inputs to determine fair value.

At February 28, 2018, for Ultra-Short Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Ultra-Short Term Fixed Income Fund	$471,550,186	$5,134,627	$(4,697,081)	$437,546

Abbreviations used in this schedule:
CLO	— Collateralized Loan Obligation
EURIBOR	— Euro Interbank Offered Rate
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
OTC	— Over the Counter
PCL	— Public Company Limited
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduits
SIFMA	— Securities Industry and Financial Markets Association

Summary of Investments by Security Type^
Corporate Bonds & Notes	50.1%
Collateralized Mortgage Obligations	13.0
Asset-Backed Securities	4.2
U.S. Government Obligations	3.1
Sovereign Bonds	2.7
Senior Loans	0.5
Municipal Bond	0.3
Short-Term Investments	26.1

100.0%

^	As a percentage of total investments.

At February 28, 2018, Ultra-Short Term Fixed Income Fund had open exchange traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
90-Day Eurodollar December Futures	973	12/18	$237,983,309	$237,095,775	$(887,534)
90-Day Eurodollar June Futures	1,322	6/19	322,099,433	321,543,450	(555,983)
Bank Accept June Futures	260	6/19	49,471,432	49,465,664	(5,768)
Bank Accept March Futures	76	3/19	14,492,751	14,469,561	(23,190)
Bank Accept September Futures	38	9/19	7,222,932	7,224,413	1,481

					(1,470,994)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Sell:
90-Day Eurodollar December Futures	744	12/19	$181,724,774	$180,699,000	$1,025,774
Japan Government 10-Year Bond March Futures	6	3/18	8,476,873	8,487,558	(10,685)
U.S. Treasury 2-Year Note June Futures	242	6/18	51,449,941	51,417,438	32,503
U.S. Treasury 5-Year Note June Futures	667	6/18	76,122,219	75,991,102	131,117
U.S. Treasury 10-Year Note June Futures	87	6/18	10,427,766	10,444,078	(16,312)
U.S. Treasury Ultra Long Bond June Futures	48	6/18	7,449,389	7,482,000	(32,611)
United Kingdom Treasury 10-Year Gilt June Futures	41	6/18	6,805,988	6,835,565	(29,577)

					1,100,209

Net Unrealized Depreciation on Open Exchange Traded Futures Contracts					$(370,785)

At February 28, 2018, Ultra-Short Term Fixed Income Fund had deposited cash of $967,000 with a broker or brokers as margin collateral on open exchange traded futures contracts.

At February 28, 2018, Ultra-Short Term Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
British Pound	963,000	USD	1,370,606	SCB	$1,326,002	3/2/18	$(44,604)
Canadian Dollar	9,670,000	USD	7,658,132	HSBC	7,537,610	3/2/18	(120,522)
Euro	5,292,000	USD	6,526,094	MLP	6,456,241	3/2/18	(69,853)
Japanese Yen	623,676,000	USD	5,828,748	BNP	5,845,410	3/2/18	16,662

							(218,317)

Contracts to Sell:
Australian Dollar	4,686,000	USD	3,789,043	BCLY	3,639,382	3/2/18	149,661
Canadian Dollar	9,670,000	USD	7,825,967	MLP	7,537,610	3/2/18	288,357
Canadian Dollar	9,670,000	USD	7,662,441	HSBC	7,542,855	4/4/18	119,586
Euro	5,292,000	USD	6,573,347	BNP	6,456,241	3/2/18	117,106
Euro	5,292,000	USD	6,542,341	MLP	6,473,743	4/4/18	68,598
Japanese Yen	623,676,000	USD	5,748,277	SCB	5,845,410	3/2/18	(97,133)
Japanese Yen	623,676,000	USD	5,842,497	BNP	5,859,979	4/4/18	(17,482)
Mexican Peso	2,611,000	USD	133,187	HSBC	138,076	3/21/18	(4,889)
New Zealand Dollar	2,567,000	USD	1,877,304	DUB	1,850,536	5/15/18	26,768

							650,572

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$432,255

At February 28, 2018, Ultra-Short Term Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amounts		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	28-Day MXN TIIE Banxico	5.798%	9/6/21	28-Day	MXN	94,200,000	$(298,339)	$(288,878)	$(9,461)
Pay	28-Day MXN TIIE Banxico	7.199%	12/3/21	28-Day	MXN	37,400,000	(30,357)	(32,041)	1,684

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency		Notional Amounts		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	1.500%	6/21/27	6-Month		USD	11,000,000	$1,275,809	$872,411	$403,398
Pay	3-Month USD-LIBOR	1.910%	9/19/18	PAM	*	USD	628,000,000	(572,108)	—	(572,108)
Receive	U.S. Federal Funds Effective Rate Index	1.696%	9/19/18	PAM	*	USD	628,000,000	311,790	—	311,790

								$686,795	$551,492	$135,303

*	PAM - paid at maturity.

Counterparty Pay Floating Rate Index	Counterparty Receive Floating Rate Index	Maturity Date	Notional Amounts		Market Value	Upfront Payment Paid	Unrealized Appreciation
1-Month USD-LIBOR+0.095%	3-Month USD-LIBOR	5/21/22	USD	147,600,000	$139,396	$—	$139,396

At February 28, 2018, Ultra-Short Term Fixed Income Fund held the following Centrally Cleared Credit Default Swap Contracts:

Centrally Cleared — Credit Default Swaps on Indexes — Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 2/28/18 (2)	Notional Amounts (3)		Market Value	Upfront Payment (Received)	Unrealized Appreciation
Markit CDX North America High Yield Series 29 5-Year Index	(5.000)%	12/20/22	3-Month	3.348%	USD	100,000	$(7,754)	$(7,855)	$101
Markit CDX North America Investment Grade Series 29 5-Year Index	(1.000)%	12/20/22	3-Month	0.563%	USD	21,500,000	(462,900)	(520,284)	57,384

							$(470,654)	$(528,139)	$57,485

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

At February 28, 2018, Ultra-Short Term Fixed Income Fund deposited cash collateral with brokers in the amount of $874,000 for open centrally cleared swap contracts.

Currency Abbreviations used in this schedule:		Counterparty Abbreviations used in this schedule:
AUD	— Australian Dollar	BCLY	— Barclays Bank PLC
CAD	— Canadian Dollar	BNP	— BNP Paribas SA
DKK	— Danish Krone	DUB	— Deutsche Bank AG
EUR	— Euro	HSBC	— HSBC Bank USA
GBP	— British Pound	MLP	— Merrill Lynch, Pierce, Fenner & Smith Inc.
JPY	— Japanese Yen	SCB	— Standard Chartered Bank
MXN	— Mexican Peso

See pages 241-242 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Alternative Strategies Fund

Units	Security	Value
OPEN END MUTUAL FUND SECURITIES — 88.2%
United States — 88.2%
194	AQR Managed Futures Strategy Fund, Institutional Class*	$1,770
109	BlackRock Event Driven Equity Fund, Institutional Class	995
114	BlackRock Global Long/Short Credit Fund, Institutional Class	1,189
60	Diamond Hill Long/Short Fund, Institutional Class	1,587
129	Driehaus Event Driven Fund, Common Class*	1,408
133	Eaton Vance Global Macro Absolute Return Advantage Fund, Institutional Class	1,385
185	Goldman Sachs Absolute Return Tracker Fund, Institutional Class	1,784
171	John Hancock Seaport Fund, Institutional Class	1,982
110	LoCorr Market Trend Fund, Institutional Class*	1,179
108	PIMCO Mortgage Opportunities Fund, Class P Units	1,186
137	Prudential QMA Long/Short Equity Fund, Class Z Units*	1,779
105	Tortoise MLP & Pipeline Fund, Institutional Class	1,344

	Total United States	17,588

	TOTAL OPEN END MUTUAL FUND SECURITIES (Cost — $17,622)	17,588

	TOTAL INVESTMENTS — 88.2% (Cost — $17,622)	17,588

	Other Assets in Excess of Liabilities — 11.8%	2,364

	TOTAL NET ASSETS — 100.0%	$19,952

*	Non-income producing security.

Summary of Investments by Security Type^
Open End Mutual Fund Securities	100.0%

100.0%

^	As a percentage of total investments.

At February 28, 2018, for Alternative Strategies Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Alternative Strategies Fund	$17,622	$35	$(69)	$(34)

See Notes to Financial Statements.

Ratings

(unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C

— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
P	— Preliminary rating.
u	— The upgrade state defines bonds that have recently been upgraded into higher rating categories.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa

— Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

— Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A

— Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

— Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

— Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

— Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	— Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	— Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	— Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
e	— Expected.
u	— Upgraded.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AAApre

— Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.

AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Ratings

(unaudited) (continued)

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C

— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
NR	— Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.
WD, WR	— Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings

SP-1

— Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1

— Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	— Moody’s highest rating for issues having a demand feature — VRDO.
MIG1	— Moody’s highest rating for short-term municipal obligations.
P-1	— Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1

— Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

F-2	— Fitch’s rating indicating a good capacity for timely payment of financial commitments.

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Statements of Assets and Liabilities

February 28, 2018 (unaudited)

	Large Cap Equity Fund	Small-Mid Cap Equity Fund	International Equity Fund
ASSETS:
Unaffiliated investments, at value[1,3]	$1,710,239,132	$593,737,842	$1,576,433,160
Affiliated investments, at value[2]	2,499,836	—	—
Foreign currency, at value[4]	—	8,707	45,986
Cash	11,795,631	1,605,535	320,769
Receivable for securities sold	219,537	577,892	3,101,777
Receivable for TBA securities sold	—	—	—
Dividends and interest receivable from unaffiliated investments	2,570,952	280,476	5,399,445
Dividends and interest receivable from affiliated investments	—	—	—
Receivable for manager waiver	—	—	—
Receivable for Fund shares sold	2,130,841	1,099,062	3,758,754
Unrealized appreciation on unfunded loan commitments	—	—	—
Unrealized appreciation on open forward foreign currency contracts (Note 1)	—	—	—
Variation margin on open future contracts (Note 1)	—	—	—
Variation margin on open centrally cleared swap contracts (Note 1)	—	—	—
Unrealized appreciation on swap contracts	—	—	—
Upfront payment paid on swap contracts	—	—	—
Deposits for collateral with counterparty	469,984	103,996	86,471
Foreign capital gains tax receivable	—	—	—
Prepaid expenses	58,419	31,654	49,606

Total Assets	1,729,984,332	597,445,164	1,589,195,968

LIABILITIES:
Payable for reverse repurchase agreements	—	—	—
Payable for collateral received from securities on loan	7,106,191	14,890,283	8,327,614
Payable for Fund shares repurchased	2,079,112	560,383	1,247,937
Payable for securities purchased	1,941,277	644,094	7,737,682
Payable for TBA securities purchased	—	—	—
Investment management fee payable	522,336	224,145	645,856
Transfer agent fees payable	34,555	9,892	22,650
Interest expense payable	—	—	—
Custody fee payable	58,825	6,717	31,403
Trustees’ fees payable	1,899	844	1,140
Variation margin on open centrally cleared swap contracts (Note 1)	—	—	—
Variation margin on open future contracts (Note 1)	133,550	36,125	17,447
Due to custodian[4]	—	—	—
Options contracts written, at value[5] (Note 1)	—	—	—
Unrealized depreciation on swap contracts	—	—	—
Upfront payment received on swap contracts	—	—	—
Unrealized depreciation on open forward foreign currency contracts (Note 1)	—	—	—
Deposits for collateral from counterparty	—	—	—
Distributions payable	—	—	—
Accrued expenses	73,436	94,776	101,583

Total Liabilities	11,951,181	16,467,259	18,133,312

Total Net Assets	$1,718,033,151	$580,977,905	$1,571,062,656

NET ASSETS:
Par value (Note 4)	$86,686	$28,096	$121,235
Paid-in-capital in excess of par value	1,096,123,367	418,746,750	1,616,137,998
Accumulated net investment loss	—	—	—
Undistributed net investment income	956,561	2,094,362	6,009,565
Accumulated net realized gain (loss) on investments, futures contracts, options contracts written, forward sale commitments, swap contracts, forward foreign currency contracts and foreign currency transactions	71,288,296	22,640,549	(266,817,876)
Net unrealized appreciation (depreciation) on investments, futures contracts, options contracts written, forward sale commitments, swap contracts, forward foreign currency contracts and foreign currency transactions	549,578,241	137,468,148	215,611,734

Total Net Assets	$1,718,033,151	$580,977,905	$1,571,062,656

Shares Outstanding	86,685,858	28,096,067	121,234,514

Net Asset Value	$19.82	$20.68	$12.96

[1] Unaffiliated investments, at cost	$1,161,875,737	$456,231,243	$1,360,942,507

[2] Affiliated investments, at cost	$1,078,071	$—	$—

[3] Includes securities on loan	$6,913,064	$14,266,604	$7,152,372

[4] Foreign currency, at cost	$—	$9,202	$51,103

[5] Premiums received	$—	$—	$—

See Notes to Financial Statements.

Emerging Markets Equity Fund	Core Fixed Income Fund	High Yield Fund	International Fixed Income Fund	Municipal Bond Fund	Inflation-Linked Fixed Income Fund	Ultra-Short Term Fixed Income Fund	Alternative Strategies Fund

$524,281,519	$878,106,149	$66,216,309	$173,021,755	$62,013,201	$288,766,347	$471,594,078	$17,588
—	1,159,919	—	—	—	—	—	—
1,247,069	166,194	—	107,707	—	61,588	85,777	—
31,973	50,216	—	1,604	3,396	2,179,778	2,575,301	2,378
185,864	13,230,343	808,931	1,396,836	—	3,215,827	329,519	—
—	15,828,281	—	25,789,039	—	4,560,182	—	—
1,184,340	4,415,960	996,424	1,134,940	558,118	780,526	2,181,244	—
—	3,799	—	—	—	—	—	—
—	—	—	—	—	—	—	4,737
1,017,607	1,942,909	154,665	212,384	27,877	673,099	1,016,169	—
—	—	—	—	—	—	57	—
—	115,127	—	2,222,160	—	475,984	786,738	—
—	58,878	—	74,426	—	—	—	—
—	—	—	—	—	138,609	257,335	—
—	—	—	234,459	—	63,333	—	—
—	—	—	55,786	—	683	—	—
112,994	1,207,377	—	2,882,000	—	1,144,000	1,841,000	—
76,516	—	—	—	—	—	—	—
14,426	32,191	3,915	13,374	8,095	4,790	13,933	—

528,152,308	916,317,343	68,180,244	207,146,470	62,610,687	302,064,746	480,681,151	24,703

—	—	—	12,711,058	—	69,008,069	—	—
2,483,404	—	590,198	—	—	—	—	—
504,794	1,705,416	304,948	298,679	21,966	289,466	320,592	—
2,293,821	25,605,630	217,238	1,683,737	—	1,362,782	91,259,483	—
—	82,021,088	—	39,310,020	—	9,105,546	—	—
238,161	234,588	25,587	51,522	19,166	75,728	133,263	1
9,090	16,019	11,788	4,596	1,464	3,655	1,359	37
—	—	—	—	—	40,984	—	—
47,177	97,912	43,762	45,855	14,769	26,362	21,914	1,697
370	591	7,706	148	86	166	285	—
—	184,451	—	55,987	—	—	—	—
31,855	—	—	—	—	54,936	125,337	—
—	—	12,135	—	—	—	—	—
—	83,213	—	77,721	—	16,324	—	—
—	—	—	74,283	—	—	—	—
—	—	—	74,475	—	64,109	—	—
—	625,204	—	2,404,890	—	760,583	354,483	—
—	—	—	90,000	—	—	—	—
—	1,578	206	—	35	—	247	—
104,724	115,132	130,832	109,588	44,198	31,216	43,490	3,016

5,713,396	110,690,822	1,344,400	56,992,559	101,684	80,839,926	92,260,453	4,751

$522,438,912	$805,626,521	$66,835,844	$150,153,911	$62,509,003	$221,224,820	$388,420,698	$19,952

$31,325	$101,866	$17,704	$19,292	$6,851	$22,440	$38,862	$2
415,212,086	832,320,569	98,497,367	154,502,088	59,987,114	224,294,106	388,525,319	19,998
—	(757,496)	—	—	—	(249,330)	(557,672)	(14)
727,905	—	997,142	1,039,778	423,352	—	—	—
(48,776,592)	(13,684,095)	(31,351,041)	(9,875,859)	122,888	(1,685,317)	(30,092)	—
155,244,188	(12,354,323)	(1,325,328)	4,468,612	1,968,798	(1,157,079)	444,281	(34)

$522,438,912	$805,626,521	$66,835,844	$150,153,911	$62,509,003	$221,224,820	$388,420,698	$19,952

31,324,546	101,866,248	17,703,853	19,292,065	6,850,718	22,440,746	38,861,617	2,000

$16.68	$7.91	$3.78	$7.78	$9.12	$9.86	$9.99	$9.98

$369,118,273	$890,743,263	$67,541,637	$168,609,542	$60,044,403	$290,290,961	$471,550,186	$17,622

$—	$1,164,930	$—	$—	$—	$—	$—	$—

$2,316,688	$—	$568,355	$—	$—	$—	$—	$—

$1,241,451	$177,581	$—	$112,501	$—	$63,928	$96,969	$—

$—	$164,362	$—	$129,296	$—	$24,807	$—	$—

See Notes to Financial Statements.

Statements of Operations

For the Six Months Ended February 28, 2018 (unaudited)

	Large Cap Equity Fund	Small-Mid Cap Equity Fund	International Equity Fund
INVESTMENT INCOME:

Dividends from unaffiliated investments	$14,320,139	$3,534,721	$11,096,721
Dividends from affiliated investments	23,145	—	—
Interest from unaffiliated investments	93,249	61,514	112,984
Interest from affiliated investments	—	—	—
Income from securities lending	30,447	130,191	106,778
Less: Foreign taxes withheld (Note 1)	(8,366)	(1,620)	(888,499)

Total Investment Income	14,458,614	3,724,806	10,427,984

EXPENSES:

Investment management fee (Note 2)	5,243,386	2,740,468	4,801,812
Transfer agent fees	103,695	44,014	74,779
Custody fees	244,783	112,366	352,080
Trustees’ fees	164,099	66,375	121,718
Shareholder reports	71,713	70,669	85,969
Insurance	49,994	16,276	31,292
Audit and tax	33,991	34,336	37,614
Legal fees	44,163	17,279	35,245
Registration fees	19,664	18,090	22,886
Organizational expense	—	—	—
Miscellaneous expense	19,425	7,074	27,663
Interest expense	—	—	—

Total Expenses	5,994,913	3,126,947	5,591,058
Less: Fee waivers and/or expense reimbursement (Note 2)	(1,795,355)	(1,054,266)	(1,171,073)

Net Expenses	4,199,558	2,072,681	4,419,985

Net Investment Income (Loss)	$10,259,056	$1,652,125	$6,007,999

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS CONTRACTS WRITTEN, FORWARD SALE COMMITMENTS, SWAP CONTRACTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):

Net Realized Gain (Loss) From:

Unaffiliated investments	$86,399,802	$30,051,418	$56,340,635 (a)
Affiliated investments	104,662	—	—
Futures contracts	829,945	425,015	(86,424)
Options contracts written	—	—	—
Forward sale commitments	—	—	—
Swap contracts	—	—	—
Forward foreign currency contracts	—	—	—
Foreign currency transactions	81,544	13,034	(218,253)

Net Realized Gain (Loss)	87,415,953	30,489,467	56,035,958

Change in Net Unrealized Appreciation (Depreciation) From:

Unaffiliated investments	81,414,365	39,380,657	13,385,968 (b)
Affiliated investments	398,357	—	—
Futures contracts	(298,953)	(33,409)	6,039
Options contracts written	—	—	—
Swap contracts	—	—	—
Unfounded loan commitments	—	—	—
Forward foreign currency transactions	—	—	—
Foreign currency transactions	—	(390)	34,016

Change in Net Unrealized Appreciation (Depreciation):	81,513,769	39,346,858	13,426,023

Net Gain (Loss) on Investments, Futures Contracts, Options Contracts Written, Forward Sale Commitments, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	168,929,722	69,836,325	69,461,981

Total Increase (Decrease) in Net Assets From Operations	$179,188,778	$71,488,450	$75,469,980

(a)	Includes foreign capital gains tax of $2,863 and $17,408 for International Equity Fund and Emerging Markets Equity Fund, respectively.
(b)	Net increase (decrease) in accrued foreign capital gains taxes of $13,880 and $474,635 for International Equity Fund and Emerging Markets Equity Fund, respectively.
(c)	The period from Fund inception (February 15, 2018) through the period end February 28, 2018.

See Notes to Financial Statements.

Emerging Markets Equity Fund	Core Fixed Income Fund	High Yield Fund	International Fixed Income Fund	Municipal Bond Fund	Inflation-Linked Fixed Income Fund	Ultra-Short Term Fixed Income Fund	Alternative Strategies Fund(c)

$3,733,390	$3,472	$42,740	$—	$—	$—	$—	$—
—	—	—	—	—	—	—	—
54,721	10,534,698	4,462,256	1,907,834	961,712	2,785,809	3,621,067	—
—	23,312	—	—	—	—	—	—
43,657	1,028	16,158	—	—	—	—	—
(477,674)	—	—	—	—	—	—	—

3,354,094	10,562,510	4,521,154	1,907,834	961,712	2,785,809	3,621,067	—

2,258,893	1,475,295	520,237	367,959	116,129	504,065	764,348	1
30,830	46,890	17,960	10,441	4,094	12,890	15,681	37
248,304	334,880	112,482	161,561	45,824	85,763	82,930	1,697
47,030	67,965	24,072	14,057	5,494	18,466	26,783	—
78,856	65,749	85,519	52,397	4,503	48,106	45,782	367
11,935	19,384	7,020	5,219	1,808	1,810	4,961	—
37,088	59,714	39,675	60,027	27,517	38,340	32,385	1,832
11,693	17,796	7,173	6,293	4,039	5,661	6,310	92
21,972	25,495	21,944	13,083	14,113	14,049	13,597	—
—	—	—	—	—	—	—	726
13,472	17,077	5,449	5,047	1,364	17,788	2,764	—
—	—	—	66,930	—	467,591	49,429	—

2,760,073	2,130,245	841,531	763,014	224,885	1,214,529	1,044,970	4,752
(769,569)	(70,332)	(147,285)	(37,498)	—	(50,369)	(76,513)	(4,738)

1,990,504	2,059,913	694,246	725,516	224,885	1,164,160	968,457	14

$1,363,590	$8,502,597	$3,826,908	$1,182,318	$736,827	$1,621,649	$2,652,610	$(14)

$14,861,565 (a)	$(3,615,383)	$2,917,561	$108,299	$264,430	$(97,264)	$(604,489)	$—
—	(179)	—	—	—	—	—	—
151,635	(1,189,305)	—	(676,283)	—	1,080,024	2,733,000	—
—	255,659	—	55,387	—	108,483	—	—
—	—	—	22,843	—	24,104	27,770	—
—	130,260	—	2,567,355	—	197,735	(396,833)	—
—	(335,723)	—	(2,506,041)	—	(740,849)	(52,163)	—
(8,928)	(62,608)	—	(626,784)	—	88,267	(170,907)	—

15,004,272	(4,817,279)	2,917,561	(1,055,224)	264,430	660,500	1,536,378	—

33,881,149 (b)	(22,029,325)	(4,396,459)	191,684	(1,906,966)	(5,182,833)	(1,216,133)	(34)
—	(50,526)	—	—	—	—	—	—
(12,166)	336,858	—	(576,197)	—	(146,952)	(409,778)	—
—	81,188	—	32,976	—	5,679	—	—
—	590,013	—	1,509,229	—	508,568	709,891	—
—	—	—	—	—	—	(1,072)	—
—	(96,751)	—	1,080,996	—	322,855	250,593	—
(17,204)	3,388	—	(486,643)	—	(33,374)	(26,580)	—

33,851,779	(21,165,155)	(4,396,459)	1,752,045	(1,906,966)	(4,526,057)	(693,079)	(34)

48,856,051	(25,982,434)	(1,478,898)	696,821	(1,642,536)	(3,865,557)	843,299	(34)

$50,219,641	$(17,479,837)	$2,348,010	$1,879,139	$(905,709)	$(2,243,908)	$3,495,909	$(48)

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended February 28, 2018 (unaudited) and Year Ended August 31, 2017

	Large Cap Equity Fund		Small-Mid Cap Equity Fund
	2018	2017	2018	2017
OPERATIONS:

Net investment income	$10,259,056	$23,658,367	$1,652,125	$2,688,046
Net realized gain (loss)	87,415,953	91,747,271	30,489,467	27,254,084
Change in unrealized appreciation (depreciation)	81,513,769	103,212,065	39,346,858	37,290,896

Increase (Decrease) in Net Assets From Operations	179,188,778	218,617,703	71,488,450	67,233,026

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):

Net investment income	(21,359,060)	(25,767,690)	(1,094,809)	(1,556,300)
Net realized gains	(57,775,877)	(31,555,579)	(23,580,211)	(8,066,172)

Decrease in Net Assets From Distributions to Shareholders	(79,134,937)	(57,323,269)	(24,675,020)	(9,622,472)

FUND SHARE TRANSACTIONS (NOTE 4):

Net proceeds from sale of shares	103,822,758	180,110,640	56,362,130	238,600,461
Reinvestment of distributions	79,132,993	57,321,969	24,674,928	9,622,468
Cost of shares repurchased	(251,762,500)	(421,326,905)	(220,944,441)	(106,953,582)

Increase (Decrease) in Net Assets From Fund Share Transactions	(68,806,749)	(183,894,296)	(139,907,383)	141,269,347

Increase (Decrease) in Net Assets	31,247,092	(22,599,862)	(93,093,953)	198,879,901
NET ASSETS:

Beginning of year/period	1,686,786,059	1,709,385,921	674,071,858	475,191,957

End of year/period*†	$1,718,033,151	$1,686,786,059	$580,977,905	$674,071,858

* Includes undistributed net investment income of:	$956,561	$12,056,565	$2,094,362	$1,537,046

† Includes accumulated net investment loss of:	$—	$—	$—	$—

See Notes to Financial Statements.

International Equity Fund		Emerging Markets Equity Fund		Core Fixed Income Fund		High Yield Fund
2018	2017	2018	2017	2018	2017	2018	2017

$6,007,999	$24,607,273	$1,363,590	$6,577,877	$8,502,597	$16,514,765	$3,826,908	$17,072,860
56,035,958	7,483,241	15,004,272	4,526,719	(4,817,279)	(1,512,846)	2,917,561	8,885,926
13,426,023	150,259,930	33,851,779	89,496,954	(21,165,155)	(8,056,741)	(4,396,459)	(793,584)

75,469,980	182,350,444	50,219,641	100,601,550	(17,479,837)	6,945,178	2,348,010	25,165,202

(21,730,393)	(29,084,966)	(6,507,933)	(4,329,624)	(9,654,054)	(19,170,901)	(3,931,794)	(18,440,615)
—	—	—	—	—	(7,141,572)	—	—

(21,730,393)	(29,084,966)	(6,507,933)	(4,329,624)	(9,654,054)	(26,312,473)	(3,931,794)	(18,440,615)

348,418,642	214,219,124	43,813,993	70,040,704	169,013,373	176,774,776	15,246,936	42,621,807
21,730,372	29,084,961	6,507,915	4,329,619	9,657,364	26,310,426	3,933,305	18,441,381
(96,916,973)	(274,821,559)	(59,276,647)	(111,014,182)	(55,988,070)	(195,738,156)	(123,439,930)	(219,890,663)

273,232,041	(31,517,474)	(8,954,739)	(36,643,859)	122,682,667	7,347,046	(104,259,689)	(158,827,475)

326,971,628	121,748,004	34,756,969	59,628,067	95,548,776	(12,020,249)	(105,843,473)	(152,102,888)

1,244,091,028	1,122,343,024	487,681,943	428,053,876	710,077,745	722,097,994	172,679,317	324,782,205

$1,571,062,656	$1,244,091,028	$522,438,912	$487,681,943	$805,626,521	$710,077,745	$66,835,844	$172,679,317

$6,009,565	$21,731,959	$727,905	$5,872,248	$—	$393,961	$997,142	$1,102,028

$—	$—	$—	$—	$(757,496)	$—	$—	$—

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended February 28, 2018 (unaudited) and Year Ended August 31, 2017

	International Fixed Income Fund		Municipal Bond Fund
	2018	2017	2018	2017
OPERATIONS:

Net investment income (loss)	$1,182,318	$3,133,616	$736,827	$1,757,130
Net realized gain (loss)	(1,055,224)	(4,046,768)	264,430	(141,542)
Change in unrealized appreciation (depreciation)	1,752,045	1,659,989	(1,906,966)	(2,095,714)

Increase (Decrease) in Net Assets From Operations	1,879,139	746,837	(905,709)	(480,126)

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):

Net investment income	(1,759,541)	(1,952,470)	(732,748)	(1,758,101)
Net realized gains	—	—	—	(1,685,563)

Decrease in Net Assets From Distributions to Shareholders	(1,759,541)	(1,952,470)	(732,748)	(3,443,664)

FUND SHARE TRANSACTIONS (NOTE 4):

Net proceeds from sale of shares	14,938,907	28,258,011	9,751,276	8,027,078
Reinvestment of distributions	1,759,541	1,952,470	732,750	3,443,854
Cost of shares repurchased	(14,467,260)	(72,874,340)	(4,273,876)	(18,821,942)

Increase (Decrease) in Net Assets From Fund Share Transactions	2,231,188	(42,663,859)	6,210,150	(7,351,010)

Increase (Decrease) in Net Assets	2,350,786	(43,869,492)	4,571,693	(11,274,800)
NET ASSETS:

Beginning of year/period	147,803,125	191,672,617	57,937,310	69,212,110

End of year/period*†	$150,153,911	$147,803,125	$62,509,003	$57,937,310

* Includes undistributed net investment income of:	$1,039,778	$1,617,001	$423,352	$419,273

† Includes accumulated net investment loss of:	$—	$—	$—	$—

(a)	The period from Fund inception (February 15, 2018) through the period end February 28, 2018.

See Notes to Financial Statements.

Inflation-Linked Fixed Income Fund		Ultra-Short Term Fixed Income Fund		Alternative Strategies Fund
2018	2017	2018	2017	2018(a)

$1,621,649	$3,788,326	$2,652,610	$2,361,286	$(14)
660,500	(2,109,516)	1,536,378	425,955	—
(4,526,057)	270,558	(693,079)	651,560	(34)

(2,243,908)	1,949,368	3,495,909	3,438,801	(48)

(2,332,359)	(4,121,509)	(3,053,468)	(4,042,585)	—
—	(152,952)	—	—	—

(2,332,359)	(4,274,461)	(3,053,468)	(4,042,585)	—

44,986,400	64,860,229	130,000,165	153,583,764	20,000
2,333,287	4,275,758	3,054,855	4,041,804	—
(12,007,242)	(35,509,950)	(20,806,978)	(43,745,301)	—

35,312,445	33,626,037	112,248,042	113,880,267	20,000

30,736,178	31,300,944	112,690,483	113,276,483	19,952

190,488,642	159,187,698	275,730,215	162,453,732	—

$221,224,820	$190,488,642	$388,420,698	$275,730,215	$19,952

$—	$461,380	$—	$—	$—

$(249,330)	$—	$(557,672)	$(156,814)	$(14)

See Notes to Financial Statements.

Statements of Cash Flows

For the Six Months Ended February 28, 2018 (unaudited)

	International Fixed Income Fund	Inflation-Linked Fixed Income Fund
Cash Flows Provided by/Used in Operating Activities
Net increase/decrease in net assets from operations	$1,879,139	$(2,243,908)
Adjustments to reconcile net increase/decrease in net assets from operations to net cash and foreign currency from operating activities:
Purchases of long-term investments	(146,787,568)	(123,454,896)
Proceeds from the sale and maturity of long-term investments	157,075,144	81,715,361
Purchase of/Proceeds from short-term investments, net	405,950	(7,198,573)
Decrease to the principal amount of inflation-indexed bonds.	(141,169)	(1,281,615)
Change in net unrealized appreciation/depreciation from unaffiliated investments	(191,684)	5,182,833
Change in net unrealized depreciation from options contracts written	(32,976)	(5,679)
Change in net unrealized depreciation/appreciation from OTC swap contracts.	639,029	(12,830)
Increase/Decrease in Variation Margin on Centrally Cleared swap contracts	85,949	(115,422)
Net amortization (accretion) of premiums (discounts) of investments	170,349	106,814
Net realized gain/loss from unaffiliated investments	(108,299)	97,264
Net realized gain on options contracts written	(55,387)	(108,483)
Decrease in premium received on written options	141,769	105,631
Increase/Decrease in Variation Margin on futures contracts	(45,504)	68,093
Decrease in receivable for securities sold	7,633,603	514,239
Increase in receivable for TBA securities sold	(11,536,305)	(4,560,182)
Increase in dividends and interest receivable from unaffiliated investments	(30,312)	(175,441)
Increase/Decrease in deposits for collateral with counterparty	1,376,000	(188,000)
Decrease in net premium received/premium paid on OTC swaps	(40,090)	(683)
Increase/Decrease in prepaid expenses.	3,928	(227)
Increase in unrealized appreciation on open forward foreign currency contracts	(910,137)	(15,935)
Decrease in payable for securities purchased	(12,271,918)	(6,189,837)
Increase in payable for TBA securities purchased	17,971,661	9,105,546
Decrease in deposits for collateral from counterparty	(218,000)	(260,000)
Increase/Decrease in investment management fee payable	(1,606)	4,378
Increase/Decrease in interest expense payable	(236)	14,790
Decrease in custody fee payable	(89,452)	(43,228)
Increase in trustees’ fees payable	144	164
Increase in transfer agent fees payable	1,598	1,314
Decrease in unrealized depreciation on open forward foreign currency contracts	(170,859)	(306,920)
Increase/Decrease in accrued expenses.	22,753	(7,684)

Net cash and foreign currency provided by/used in operating activities	14,775,514	(49,253,116)

Cash Flows Provided by/used in Financing Activities:
Payments on/Proceeds from reverse repurchase agreements	(15,542,518)	15,032,569
Proceeds from sale of shares	15,176,830	45,321,579
Cost of shares repurchased	(14,403,665)	(12,027,163)
Distributions to shareholders, net of reinvestments	—	(2)

Net cash and foreign currency provided by/used in financing activities	(14,769,353)	48,326,983

Net increase/decrease in cash and foreign currency(a)	$6,161	$(926,133)

Cash and Foreign Currency:
Cash and foreign currency at beginning of the period	103,150	3,167,499

Cash and foreign currency at end of the period	$109,311	$2,241,366

Non-Cash Financing Activities:
Reinvestment of distributions	$1,759,541	$2,333,287

(a)	Includes net change in unrealized appreciation (depreciation) on foreign currency of $(4,332) and $(4,137) for International Fixed Income Fund and Inflation-Linked Fixed Income Fund, respectively.

See Notes to Financial Statements.

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Large Cap Equity Fund
	2018(1)		2017	2016	2015		2014	2013
Net Asset Value, Beginning of Period	$18.76		$17.06	$20.63	$22.19		$19.29	$16.39

Income from Operations:
Net investment income(2)	0.11		0.25	0.19	0.08		0.07	0.11
Net realized and unrealized gain	1.84		2.05	1.15	0.87		4.47	2.85

Total Income from Operations	1.95		2.30	1.34	0.95		4.54	2.96

Less Distributions From:
Net investment income	(0.24)		(0.27)	(0.11)	(0.07)		(0.11)	(0.06)
Net realized gain	(0.65)		(0.33)	(4.80)	(2.44)		(1.53)	—

Total Distributions	(0.89)		(0.60)	(4.91)	(2.51)		(1.64)	(0.06)

Net Asset Value, End of Period	$19.82		$18.76	$17.06	$20.63		$22.19	$19.29

Total Return(3)	10.58	%(7)	13.86%	7.08%	4.39	%(4)	24.35%	18.11%
Net Assets, End of Period (millions)	$1,718		$1,687	$1,709	$1,353		$1,780	$1,571
Ratios to Average Net Assets:
Gross expenses	0.69	%(5)	0.69%	0.69%	0.68%		0.67%	0.69%
Net expenses(6)	0.48	(5)	0.48	0.56	0.68		0.67	0.69
Net investment income	1.18	(5)	1.40	1.10	0.36		0.33	0.60
Portfolio Turnover Rate	14	%(7)	18%	105%	66%		56%	57%

(1)	For the six months ended February 28, 2018 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	The Manager contributed a non-recourse voluntary reimbursement to Large Cap Equity Fund. The effect of the reimbursement is reflected in the Fund’s total return above. Without this reimbursement, the impact was less than 0.00% to the total return for Large Cap Equity Fund.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
(7)	Not annualized.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Small-Mid Cap Equity Fund
	2018(1)		2017	2016	2015		2014	2013
Net Asset Value, Beginning of Period	$19.53		$17.40	$24.39	$28.53		$25.22	$19.81

Income (Loss) from Operations:
Net investment income (loss)(2)	0.05		0.10	0.05	(0.12)		(0.12)	(0.00	)(3)
Net realized and unrealized gain (loss)	1.81		2.39	(1.22)	1.93		4.36	5.41

Total Income (Loss) from Operations	1.86		2.49	(1.17)	1.81		4.24	5.41

Less Distributions From:
Net investment income	(0.03)		(0.06)	—	—		—	—
Net realized gain	(0.68)		(0.30)	(5.82)	(5.95)		(0.93)	—

Total Distributions	(0.71)		(0.36)	(5.82)	(5.95)		(0.93)	—

Net Asset Value, End of Period	$20.68		$19.53	$17.40	$24.39		$28.53	$25.22

Total Return(4)	9.56	%(8)	14.49%	(5.51)%	7.36	%(5)	16.91%	27.31%
Net Assets, End of Period (millions)	$581		$674	$475	$229		$296	$311
Ratios to Average Net Assets:
Gross expenses	0.92	%(6)	0.94%	0.99%	0.93%		0.92%	0.97%
Net expenses(7)	0.61	(6)	0.63	0.79	0.93		0.92	0.97
Net investment income (loss)	0.48	(6)	0.52	0.28	(0.45)		(0.42)	(0.02)
Portfolio Turnover Rate	14	%(8)	34%	151%	89%		80%	90%

(1)	For the six months ended February 28, 2018 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Amounts represent less than $(0.01) per share.
(4)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(5)	The Manager contributed a non-recourse voluntary reimbursement to Small-Mid Cap Equity Fund. The effect of the reimbursement is reflected in the Fund’s total return above. Without this reimbursement, the total return for Small-Mid Cap Equity Fund was 7.27%.
(6)	Annualized.
(7)	Reflects fee waivers and/or expense reimbursements.
(8)	Not annualized.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

International Equity Fund
	2018(1)		2017	2016	2015		2014	2013
Net Asset Value, Beginning of Period	$12.34		$10.83	$10.91	$12.03		$10.92	$9.58

Income (Loss) from Operations:
Net investment income(2)	0.06		0.24	0.21	0.21		0.22	0.20
Net realized and unrealized gain (loss)	0.77		1.56	(0.10)	(1.13)		1.03	1.27

Total Income (Loss) from Operations	0.83		1.80	0.11	(0.92)		1.25	1.47

Less Distributions From:
Net investment income	(0.21)		(0.29)	(0.19)	(0.20)		(0.14)	(0.13)

Total Distributions	(0.21)		(0.29)	(0.19)	(0.20)		(0.14)	(0.13)

Net Asset Value, End of Period	$12.96		$12.34	$10.83	$10.91		$12.03	$10.92

Total Return(3)	6.79	%(7)	17.14%	0.96%	(7.68	)%(4)	11.45%	15.47%
Net Assets, End of Period (millions)	$1,571		$1,244	$1,122	$1,202		$1,149	$773
Ratios to Average Net Assets:
Gross expenses	0.82	%(5)	0.83%	0.82%	0.81%		0.81%	0.84%
Net expenses(6)	0.65	(5)	0.65	0.76	0.79		0.77	0.83
Net investment income	0.88	(5)	2.15	2.02	1.80		1.83	1.88
Portfolio Turnover Rate	31	%(7)	27%	64%	80%		95%	63%

(1)	For the six months ended February 28, 2018 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	The Manager contributed a non-recourse voluntary reimbursement to International Equity Fund. The effect of the reimbursement is reflected in the Fund’s total return above. Without this reimbursement, the total return for International Equity Fund was (7.94)%.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
(7)	Not annualized.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Emerging Markets Equity Fund
	2018(1)		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$15.33		$12.36	$10.87	$14.54	$13.67	$14.46

Income (Loss) from Operations:
Net investment income(2)	0.04		0.20	0.13	0.17	0.20	0.21
Net realized and unrealized gain (loss)	1.51		2.90	1.51	(3.64)	2.36	(0.69)

Total Income (Loss) from Operations	1.55		3.10	1.64	(3.47)	2.56	(0.48)

Less Distributions From:
Net investment income	(0.20)		(0.13)	(0.15)	(0.20)	(0.29)	(0.31)
Net realized gain	—		—	—	—	(1.40)	—

Total Distributions	(0.20)		(0.13)	(0.15)	(0.20)	(1.69)	(0.31)

Net Asset Value, End of Period	$16.68		$15.33	$12.36	$10.87	$14.54	$13.67

Total Return(3)	10.18	%(6)	25.48%	15.31%	(24.08)%	19.97%	(3.54)%
Net Assets, End of Period (millions)	$522		$488	$428	$464	$385	$414
Ratios to Average Net Assets:
Gross expenses	1.09	%(4)	1.14%	1.13%	1.08%	1.09%	1.10%
Net expenses(5)	0.78	(4)	0.86	0.96	0.96	0.99	0.99
Net investment income	0.54	(4)	1.51	1.15	1.34	1.49	1.39
Portfolio Turnover Rate	8	%(6)	27%	99%	41%	29%	89%

(1)	For the six months ended February 28, 2018 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.
(6)	Not annualized.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Core Fixed Income Fund
	2018(1)		2017		2016		2015		2014		2013
Net Asset Value, Beginning of Period	$8.19		$8.41		$8.23		$8.44		$8.17		$8.87

Income (Loss) from Operations:
Net investment income(2)	0.09		0.19		0.20		0.17		0.18		0.20
Net realized and unrealized gain (loss)	(0.27)		(0.11)		0.27		(0.06)		0.31		(0.30)

Total Income (Loss) from Operations	(0.18)		0.08		0.47		0.11		0.49		(0.10)

Less Distributions From:
Net investment income	(0.10)		(0.22)		(0.23)		(0.20)		(0.22)		(0.24)
Net realized gain	—		(0.08)		(0.06)		(0.12)		—		(0.36)

Total Distributions	(0.10)		(0.30)		(0.29)		(0.32)		(0.22)		(0.60)

Net Asset Value, End of Period	$7.91		$8.19		$8.41		$8.23		$8.44		$8.17

Total Return(3)	(2.17	)%(7)	1.07%		5.84%		1.35%		6.10%		(1.31)%
Net Assets, End of Period (millions)	$806		$710		$722		$859		$799		$937
Ratios to Average Net Assets:
Gross expenses	0.58	%(4)	0.58	%(5)	0.55	%(5)	0.54	%(5)	0.53	%(5)	0.54	%(5)
Net expenses(6)	0.56	(4)	0.56	(5)	0.54	(5)	0.55	(5)	0.53	(5)	0.54	(5)
Net investment income	2.31	(4)	2.32		2.42		2.06		2.19		2.30
Portfolio Turnover Rate	135	%(7)	236%		245%		326%		446%		421%

(1)	For the six months ended February 28, 2018 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
(5)	Ratio includes interest expense on forward sale commitments and reverse repurchase agreements which represents less than 0.01%.
(6)	Reflects fee waivers and/or expense reimbursements.
(7)	Not annualized.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

High Yield Fund
	2018(1)		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$3.86		$3.78	$3.88	$4.41	$4.27	$4.24

Income (Loss) from Operations:
Net investment income(2)	0.10		0.22	0.23	0.24	0.24	0.27
Net realized and unrealized gain (loss)	(0.08)		0.10	(0.09)	(0.50)	0.17	0.07

Total Income (Loss) from Operations	0.02		0.32	0.14	(0.26)	0.41	0.34

Less Distributions From:
Net investment income	(0.10)		(0.24)	(0.24)	(0.27)	(0.27)	(0.31)

Total Distributions	(0.10)		(0.24)	(0.24)	(0.27)	(0.27)	(0.31)

Net Asset Value, End of Period	$3.78		$3.86	$3.78	$3.88	$4.41	$4.27

Total Return(3)	0.81	%(6)	8.38%	4.02%	(6.14)%	9.75%	8.07%
Net Assets, End of Period (millions)	$67		$173	$325	$254	$258	$111
Ratios to Average Net Assets:
Gross expenses	1.14	%(4)	0.95%	0.88%	0.90%	0.92%	0.93%
Net expenses(5)	0.94	(4)	0.75	0.70	0.74	0.76	0.78
Net investment income	5.18	(4)	5.65	6.21	5.74	5.53	6.25
Portfolio Turnover Rate	33	%(6)	72%	64%	42%	57%	86%

(1)	For the six months ended February 28, 2018 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.
(6)	Not annualized.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

International Fixed Income Fund
	2018(1)		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$7.78		$7.79	$7.61	$8.04	$8.02	$8.56

Income (Loss) from Operations:
Net investment income(2)	0.06		0.14	0.13	0.13	0.16	0.18
Net realized and unrealized gain (loss)	0.03		(0.07)	0.56	(0.09)	0.40	(0.23)

Total Income (Loss) from Operations	0.09		0.07	0.69	0.04	0.56	(0.05)

Less Distributions From:
Net investment income	(0.09)		(0.08)	(0.51)	(0.47)	(0.54)	(0.49)

Total Distributions	(0.09)		(0.08)	(0.51)	(0.47)	(0.54)	(0.49)

Net Asset Value, End of Period	$7.78		$7.78	$7.79	$7.61	$8.04	$8.02

Total Return(3)	1.21	%(7)	0.98%	9.56%	0.44%	7.36%	(0.77)%
Net Assets, End of Period (millions)	$150		$148	$192	$223	$267	$317
Ratios to Average Net Assets:
Gross expenses(4)	1.05	%(5)	1.06%	0.87%	0.87%	0.76%	0.69%
Net expenses(4)	0.99	(5)(6)	1.01 (6)	0.83 (6)	0.87	0.76	0.69
Net investment income	1.62	(5)	1.82	1.71	1.61	2.00	2.12
Portfolio Turnover Rate	92	%(7)	268%	199%	416%	397%	198%

(1)	For the six months ended February 28, 2018 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Ratio includes interest expense on forward sale commitments and reverse repurchase agreements which represents 0.03%, 0.11%, 0.04%, 0.10%, 0.04% and less than 0.01%, respectively.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
(7)	Not annualized.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Municipal Bond Fund
	2018(1)		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$9.37		$9.93	$9.65	$9.76	$9.21	$9.88

Income (Loss) from Operations:
Net investment income(2)	0.12		0.27	0.28	0.28	0.29	0.29
Net realized and unrealized gain (loss)	(0.25)		(0.31)	0.30	(0.06)	0.55	(0.67)

Total Income (Loss) from Operations	(0.13)		(0.04)	0.58	0.22	0.84	(0.38)

Less Distributions From:
Net investment income	(0.12)		(0.27)	(0.28)	(0.28)	(0.29)	(0.29)
Net realized gain	—		(0.25)	(0.02)	(0.05)	—	—

Total Distributions	(0.12)		(0.52)	(0.30)	(0.33)	(0.29)	(0.29)

Net Asset Value, End of Period	$9.12		$9.37	$9.93	$9.65	$9.76	$9.21

Total Return(3)	(1.44	)%(5)	(0.22)%	6.14%	2.32%	9.24%	(4.01)%
Net Assets, End of Period (millions)	$63		$58	$69	$85	$78	$80
Ratios to Average Net Assets:
Gross expenses	0.78	%(4)	0.75%	0.68%	0.66%	0.59%	0.61%
Net expenses	0.78	(4)	0.75	0.68	0.66	0.59	0.61
Net investment income	2.55	(4)	2.85	2.87	2.91	3.03	2.92
Portfolio Turnover Rate	13	%(5)	13%	16%	8%	19%	9%

(1)	For the six months ended February 28, 2018 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
(5)	Not annualized.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Inflation-Linked Fixed Income Fund
	2018(1)		2017	2016(2)
Net Asset Value, Beginning of Period	$10.08		$10.23	$10.00

Income (Loss) from Operations:
Net investment income(3)	0.08		0.23	0.14
Net realized and unrealized gain (loss)	(0.18)		(0.13)	0.32

Total Income (Loss) from Operations	(0.10)		0.10	0.46

Less Distributions From:
Net investment income	(0.12)		(0.24)	(0.23)
Net realized gain	—		(0.01)	—

Total Distributions	(0.12)		(0.25)	(0.23)

Net Asset Value, End of Period	$9.86		$10.08	$10.23

Total Return(4)	(1.03	)%(8)	1.05%	4.59%
Net Assets, End of Period (millions)	$221		$190	$159
Ratios to Average Net Assets:
Gross expenses(5)	1.21	%(6)	1.15%	1.03 (6)
Net expenses(5)(7)	1.16	(6)	1.10%	0.99 (6)
Net investment income	1.61	(6)	2.25	2.91 (6)
Portfolio Turnover Rate	31	%(8)	120%	35%

(1)	For the six months ended February 28, 2018 (unaudited).
(2)	For the period from Fund inception (March 8, 2016) through the period end August 31, 2016.
(3)	Per share amounts have been calculated using the average shares method.
(4)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(5)	Ratio includes interest expense on forward sale commitments and reverse repurchase agreements which represents 0.46% (annualized), 0.29% and 0.19% (annualized), respectively.
(6)	Annualized.
(7)	Reflects fee waivers and/or expense reimbursements.
(8)	Not annualized.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Ultra-Short Term Fixed Income Fund
	2018(1)		2017	2016(2)
Net Asset Value, Beginning of Period	$9.99		$10.00	$10.00

Income from Operations:
Net investment income(3)	0.09		0.13	0.07
Net realized and unrealized gain.	0.01		0.08	0.02

Total Income from Operations	0.10		0.21	0.09

Less Distributions From:
Net investment income	(0.10)		(0.22)	(0.09)

Total Distributions	(0.10)		(0.22)	(0.09)

Net Asset Value, End of Period	$9.99		$9.99	$10.00

Total Return(4)	1.05	%(8)	2.14%	0.89%
Net Assets, End of Period (millions)	$388		$276	$162
Ratios to Average Net Assets:
Gross expenses(5)	0.68	%(6)	0.84%	0.81	%(6)
Net expenses(5)(7)	0.63	(6)	0.79%	0.77	(6)
Net investment income.	1.72	(6)	1.29	1.47	(6)
Portfolio Turnover Rate	47	%(8)	103%	100%

(1)	For the six months ended February 28, 2018 (unaudited).
(2)	For the period from Fund inception (March 8, 2016) through the period end August 31, 2016.
(3)	Per share amounts have been calculated using the average shares method.
(4)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(5)	Ratio includes interest expense on forward sale commitments and reverse repurchase agreements which represents 0.03% (annualized), 0.05% and 0.02% (annualized), respectively.
(6)	Annualized.
(7)	Reflects fee waivers and/or expense reimbursements.
(8)	Not annualized.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Alternative Strategies Fund
	2018(1)
Net Asset Value, Beginning of Period	$10.00

(Loss) from Operations:
Net investment (loss)(2)	(0.01)
Net realized and unrealized (loss)	(0.01)

Total (Loss) from Operations	(0.02)

Less Distributions From:
Net investment income	—

Total Distributions	—

Net Asset Value, End of Period	$9.98

Total Return(3)	(0.20	)%(6)
Net Assets, End of Period (thousands)	$20
Ratios to Average Net Assets:
Gross expenses	667.29	%(4)
Net expenses(5)	1.95	(4)
Net investment (loss)	(1.95	)(4)
Portfolio Turnover Rate	0	%(6)

(1)	For the period from Fund inception (February 15, 2018 commencement of Offering) through the period end February 28, 2018.
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.
(6)	Not annualized.

See Notes to Financial Statements.

Notes to Financial Statements

(unaudited)

1. Organization and Significant Accounting Policies

The Consulting Group Capital Markets Funds (“Trust”) is organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Large Cap Equity Fund, Small-Mid Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund, Core Fixed Income Fund, High Yield Fund, International Fixed Income Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund, Ultra-Short Term Fixed Income Fund and Alternative Strategies Fund (Fund inception February 15, 2018) (individually, a “Fund” and collectively, the “Funds”). Each Fund is a diversified series of the Trust, except for International Fixed Income Fund, which is non-diversified.

The following is a summary of significant accounting policies consistently followed by the Funds which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Estimates and assumptions are required to be made by management regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. The Funds are investment companies and follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies.

(a) Investment Valuation. Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. For securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).

Exchange-traded purchased and written options and futures contracts are valued at the last sale price (closing price) in the market where such contracts are principally traded or, if no sales are reported, the bid price. Swaps for which quotations are available on an automated basis from approved third-party pricing services are valued using those automated third-party pricing service quotations. Forward foreign currency contracts are valued using the official closing price for such contracts on the NYSE.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, and as well as industry and economic events.

Overnight repurchase agreements and repurchase agreements maturing in seven days or less are valued at cost. Term repurchase agreements maturing in more than seven days are valued at the average of the bid quotations obtained daily from at least two recognized purchasers of such term repurchase agreements selected by Consulting Group Advisory Services, LLC (“CGAS”) (the “Manager”).

The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Manager pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Manager in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).

Each business day, Emerging Markets Equity Fund and International Equity Fund use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result

Notes to Financial Statements

(unaudited) (continued)

in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). The three levels of the fair value hierarchy are as follows:

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, forward foreign currency contracts, options contracts, or swap contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated

Notes to Financial Statements

(unaudited) (continued)

by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:

	Total Fair Value at February 28, 2018	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Large Cap Equity Fund
Investments, at value
Common Stocks:
Consumer Discretionary	$202,703,145	$202,703,145	$—	$—
Consumer Staples	134,161,510	134,161,510	—	—
Energy	99,605,902	99,605,902	—	—
Financials	207,743,673	207,743,673	—	—
Health Care	253,294,398	253,294,398	—	—
Industrials	148,118,704	148,118,704	—	—
Information Technology	470,773,881	470,773,881	—	—
Materials	54,382,614	54,382,614	—	—
Real Estate	37,096,408	37,096,408	—	—
Telecommunication Services	36,522,521	36,522,521	—	—
Utilities	28,799,428	28,799,428	—	—
Short-Term Investments:
Money Market Fund	7,106,191	7,106,191	—	—
Time Deposits	32,430,593	—	32,430,593	—

Total Investments, at value	$1,712,738,968	$1,680,308,375	$32,430,593	$—

Other Financial Instruments — Liabilities
Futures Contracts	$(206,919)	$(206,919)	$—	$—

Total Other Financial Instruments — Liabilities	$(206,919)	$(206,919)	$—	$—

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at February 28, 2018		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Small-Mid Cap Equity Fund
Investments, at value
Common Stocks:
Consumer Discretionary	$70,566,521		$70,566,521	$—	$—
Consumer Staples	9,662,066		9,662,066	—	—
Energy	15,367,954		15,367,954	—	—
Financials	72,254,788		72,254,788	—	—
Health Care	78,094,682		78,081,146	—	13,536
Industrials	113,725,840		113,725,840	—	—
Information Technology	112,872,267		112,872,267	—	—
Materials	36,411,594	*	36,411,594	—	—	*
Real Estate	29,399,289		29,399,289	—	—
Telecommunication Services	1,004,463		1,004,463	—	—
Utilities	9,201,751		9,201,751	—	—
Closed End Mutual Fund Security:
Financials	16,859,036		16,859,036	—	—
Convertible Preferred Stock:
Utilities	368,145		368,145	—	—
Corporate Bond & Note	396,691		—	396,691	—
Short-Term Investments:
Money Market Fund	14,890,283		14,890,283	—	—
Time Deposits	12,662,472		—	12,662,472	—

Total Investments, at value	$593,737,842	*	$580,665,143	$13,059,163	$13,536	*

Other Financial Instruments — Assets
Futures Contracts	$10,121		$10,121	$—	$—

Total Other Financial Instruments — Assets	$10,121		$10,121	$—	$—

Other Financial Instruments — Liabilities
Futures Contracts	$(48,078)		$(48,078)	$—	$—

Total Other Financial Instruments —Liabilities	$(48,078)		$(48,078)	$—	$—

International Equity Fund
Investments, at value
Common Stocks:
France	$155,445,336		$—	$155,445,336	$—
Germany	145,002,488		—	145,002,488	—
Japan	309,441,478		—	309,441,478	—
Switzerland	135,944,511		—	135,944,511	—
United Kingdom	252,396,552		541,584	251,854,968	—
Other Countries**	516,386,689	*	93,452,110	422,923,917	10,662	*
Preferred Stocks:
Brazil	2,742,599		2,742,599	—	—
Germany	12,931,398		—	12,931,398	—
Closed End Mutual Fund Security:
United States	414,375		414,375	—	—

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at February 28, 2018		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Rights:
Australia	$4,359		$—	$4,359	$—
Italy	1,894		—	1,894	—
Short-Term Investments:
Money Market Fund	8,327,614		8,327,614	—	—
Time Deposits	37,393,867		—	37,393,867	—

Total — Investments, at value	$1,576,433,160	*	$105,478,282	$1,470,944,216	$10,662	*

Other Financial Instruments — Assets
Futures Contracts	$2,086		$2,086	$—	$—

Total Other Financial Instruments — Assets	$2,086		$2,086	$—	$—

Other Financial Instruments — Liabilities
Futures Contracts	$(4,171)		$(4,171)	$—	$—

Total Other Financial Instruments — Liabilities	$(4,171)		$(4,171)	$—	$—

Emerging Markets Equity Fund
Investments, at value
Common Stocks:
Brazil	$38,127,304		$38,127,304	$—	$—
China	122,817,073	*	40,862,936	81,954,137	—	*
India	29,805,813		2,018,429	27,786,963	421
Russia	33,005,974	*	29,942,503	3,063,471	—	*
South Africa	41,924,464		—	41,924,464	—
South Korea	51,190,089		—	51,190,089	—
Taiwan	34,394,955		—	34,394,955	—
Other Countries**	136,036,925		37,135,977	98,900,948	—
Preferred Stocks:
Brazil	6,229,360		6,229,360	—	—
Chile	172,512		172,512	—	—
Colombia	1,087,387		1,087,387	—	—
Russia	174,042		174,042	—	—
South Korea	9,107,214		—	9,107,214	—
Rights:
Brazil	4,269		4,269	—	—
Chile	—	*	—	—	—	*
South Korea	3,548		—	3,548	—
Short-Term Investments:
Money Market Fund	2,483,404		2,483,404	—	—
Time Deposits	17,717,186		—	17,717,186	—

Total — Investments, at value	$524,281,519	*	$158,238,123	$366,042,975	$421	*

Other Financial Instruments — Assets
Futures Contracts	$80,998		$80,998	$—	$—

Total Other Financial Instruments — Assets	$80,998		$80,998	$—	$—

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at February 28, 2018	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Core Fixed Income Fund
Investments, at value
Corporate Bonds & Notes	$237,579,235 *	$—	$237,579,235	$—	*
U.S. Government Agencies & Obligations	222,502,437	—	222,502,437
Mortgage-Backed Securities	203,481,811	—	203,481,811	—
Collateralized Mortgage Obligations	86,275,858	—	86,275,858	—
Sovereign Bonds	20,397,930	—	20,397,930	—
Asset-Backed Securities	17,482,972	—	17,482,972	—
Senior Loans	14,711,603	—	14,711,603	—
Municipal Bonds	3,956,550	—	3,956,550	—
Preferred Stock:
Financials	98,040	98,040	—	—
Purchased Options	219,144	149,947	69,197	—
Short-Term Investments:
Repurchase Agreement	30,000,000	—	30,000,000	—
Sovereign Bonds	7,641,762	—	7,641,762	—
Time Deposits	25,856,723	—	25,856,723	—
U.S. Government Agencies	2,152,448	—	2,152,448	—
U.S. Government Obligations	6,909,555	—	6,909,555	—

Total Investments, at value	$879,266,068 *	$247,987	$879,018,081	$—	*

Other Financial Instruments — Assets
Futures Contracts	$628,150	$628,150	$—	$—
Forward Foreign Currency Contracts	115,127	—	115,127	—
Centrally Cleared Interest Rate Swaps	507,882	—	507,882	—

Total Other Financial Instruments — Assets	$1,251,159	$628,150	$623,009	$—

Other Financial Instruments — Liabilities
Options Contracts Written	$(83,213)	$(67,328)	$(15,885)	$—
Futures Contracts	(274,142)	(274,142)	—	—
Forward Foreign Currency Contracts	(625,204)	—	(625,204)	—
Centrally Cleared Interest Rate Swap	(130,618)	—	(130,618)	—
Centrally Cleared Credit Default Swap	(3,057)	—	(3,057)	—

Total Other Financial Instruments — Liabilities	$(1,116,234)	$(341,470)	$(774,764)	$—

High Yield Fund
Investments, at value
Corporate Bonds & Notes	$58,236,399 *	$—	$57,559,858	$676,541	*
Senior Loans	2,624,896	—	2,624,896	—
Common Stocks:
Collateralized Mortgage Obligations	481,171	—	481,171	—
Consumer Cyclical	186,619	—	—	186,619
Consumer Non-cyclical	166,463	166,463	—	—
Energy	279,982	237,469	—	42,513
Financials	— *	—	—	—	*

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at February 28, 2018		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)
Preferred Stocks:
Sovereign Bond	$360,775		$—	$360,775		$—
Energy	227,423		—	185,018		42,405
Financials	198,892		198,892	—		—
Convertible Preferred Stock:
Energy	33,931		—	33,931		—
Short-Term Investments:
Money Market Fund	590,198		590,198	—		—
Time Deposits	2,829,560		—	2,829,560		—

Total Investments, at value	$66,216,309	*	$1,193,022	$64,075,209		$948,078	*

International Fixed Income Fund
Investments, at value
Sovereign Bonds
Japan	$14,144,759		$—	$14,144,759		$—
Spain	8,325,844		—	8,325,844		—
Other Countries**	33,210,283		—	33,210,283		—
Corporate Bonds & Notes
Sweden	7,533,580		—	7,533,580		—
United States	10,412,936		—	10,412,936		—
Other Countries**	31,505,339	*	—	31,505,339	*	—
Collateralized Mortgage Obligations	27,615,765		—	27,615,765		—
Mortgage-Backed Securities	14,199,841		—	14,199,841		—
U.S. Government Obligations	5,195,567		—	5,195,567		—
Senior Loan	196,875		—	196,875		—
Asset-Backed Security	116,620		—	116,620		—
Municipal Bond	41,146		—	41,146		—
Purchased Options	82,856		—	82,856		—
Short-Term Investments:
Sovereign Bonds
Italy	7,945,347		—	7,945,347		—
Japan	8,627,120		—	8,627,120		—
Time Deposits	2,946,738		—	2,946,738		—
U.S. Government Obligations	921,139		—	921,139		—

Total — Investments, at value	$173,021,755	*	$—	$173,021,755	*	$—

Other Financial Instruments — Assets
Futures Contracts	$303,058		$303,058	$—		$—
Forward Foreign Currency Contracts	2,222,160		—	2,222,160		—
OTC Interest Rate Swaps	141,176		—	141,176		—
Centrally Cleared Interest Rate Swaps	3,384,017		—	3,384,017		—
OTC Volatility Swaps	2,352		—	2,352		—
OTC Credit Default Swaps	572		—	572		—
Centrally Cleared Credit Default Swaps	57,078		—	57,078		—
OTC Cross Currency Swaps	90,359		—	90,359		—

Total Other Financial Instruments — Assets	$6,200,772		$303,058	$5,897,714		$—

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at February 28, 2018	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Other Financial Instruments — Liabilities
Options Contracts Written	$(77,721)	$—	$(77,721)	$—
Reverse Repurchase Agreements	(12,711,058)	—	(12,711,058)	—
Futures Contracts	(559,522)	(559,522)	—	—
Forward Foreign Currency Contracts	(2,404,890)	—	(2,404,890)	—
Centrally Cleared Interest Rate Swaps	(887,087)	—	(887,087)	—
OTC Volatility Swaps	(3,229)	—	(3,229)	—
OTC Credit Default Swaps	(51,806)	—	(51,806)	—
Centrally Cleared Credit Default Swaps	(152,724)	—	(152,724)	—
OTC Cross Currency Swaps	(19,248)	—	(19,248)	—

Total Other Financial Instruments — Liabilities	$(16,867,285)	$(559,522)	$(16,307,763)	$—

Municipal Bond Fund
Investments, at value
Municipal Bonds	$57,589,635	$—	$57,589,635	$—
Short-Term Investments:
Time Deposits	4,423,566	—	4,423,566	—

Total Investments, at value	$62,013,201	$—	$62,013,201	$—

Inflation-Linked Fixed Income Fund
Investments, at value
U.S. Government Obligations	$238,850,113	$—	$238,850,113	$—
Sovereign Bonds	21,142,779	—	21,142,779	—
Collateralized Mortgage Obligations	7,417,303	—	7,417,303	—
Corporate Bonds & Notes	7,075,063	—	7,075,063	—
Mortgage-Backed Security	4,554,918	—	4,554,918	—
Asset-Backed Security	265,741	—	265,741	—
Purchased Options	98,374	—	98,374	—
Short-Term Investments:
Sovereign Bonds	6,966,373	—	6,966,373	—
Time Deposits	2,395,683	—	2,395,683	—

Total Investments, at value	$288,766,347	$—	$288,766,347	$—

Other Financial Instruments — Assets
Futures Contracts	$8,078	$8,078	$—	$—
Forward Foreign Currency Contracts	475,984	—	475,984	—
Centrally Cleared Interest Rate Swaps	1,082,134	—	1,082,134	—
Centrally Cleared Inflation Rate Swaps	54,767	—	54,767	—
OTC Credit Default Swaps	63,333	—	63,333	—
Centrally Cleared Credit Default Swap	897	—	897	—

Total Other Financial Instruments — Assets	$1,685,193	$8,078	$1,677,115	$—

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at February 28, 2018	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Other Financial Instruments — Liabilities
Options Contracts Written	$(16,324)*	$(14,471)	$(1,853)*	$—
Reverse Repurchase Agreements	(69,008,069)	—	(69,008,069)	—
Futures Contracts	(126,343)	(126,343)	—	—
Forward Foreign Currency Contracts	(760,583)	—	(760,583)	—
Centrally Cleared Interest Rate Swaps	(346,092)	—	(346,092)	—
Centrally Cleared Inflation Rate Swaps	(63,568)	—	(63,568)	—
Centrally Cleared Credit Default Swap	(5,516)	—	(5,516)	—

Total Other Financial Instruments — Liabilities	$(70,326,495)*	$(140,814)	$(70,185,681)*	$—

Ultra-Short Term Fixed Income Fund
Investments, at value
Corporate Bonds & Notes	$236,099,463	$—	$236,099,463	$—
Collateralized Mortgage Obligations	61,242,316	—	61,242,316	—
Asset-Backed Securities	19,864,527	—	19,864,527	—
U.S. Government Obligations	14,742,534	—	14,742,534	—
Sovereign Bonds	12,600,880	—	12,600,880	—
Senior Loans	2,589,705	—	2,296,261	293,444
Municipal Bond	1,604,128	—	1,604,128	—
Short-Term Investments:
Commercial Papers	29,165,647	—	29,165,647	—
Corporate Bond	600,000	—	600,000	—
Repurchase Agreement	3,700,000	—	3,700,000	—
Time Deposits	3,040,156	—	3,040,156	—
U.S. Government Obligation	86,344,722	—	86,344,722	—

Total Investments, at value	$471,594,078	$—	$471,300,634	$293,444

Other Financial Instruments — Assets
Futures Contracts	$1,190,875	$1,190,875	$—	$—
Forward Foreign Currency Contracts	786,738	—	786,738	—
Centrally Cleared Interest Rate Swaps	856,268	—	856,268	—
Centrally Cleared Credit Default Swaps	57,485	—	57,485	—

Total Other Financial Instruments — Assets	$2,891,366	$1,190,875	$1,700,491	$—

Other Financial Instruments — Liabilities
Futures Contracts	$(1,561,660)	$(1,561,660)	$—	$—
Forward Foreign Currency Contracts	(354,483)	—	(354,483)	—
Centrally Cleared Interest Rate Swaps	(581,569)	—	(581,569)	—

Total Other Financial Instruments — Liabilities	$(2,497,712)	$(1,561,660)	$(936,052)	$—

Alternative Strategies Fund
Investments, at value
Open End Mutual Fund Securities
United States	$17,588	$17,588	$—	$—

Total Investments, at value	$17,588	$17,588	$—	$—

*	Includes securities that are valued in good faith at fair value by or under the direction of the Board of Trustees at $0.
**	Other Countries represents Countries that are individually less than 5% of Net Assets.

Notes to Financial Statements

(unaudited) (continued)

The level classification by major category of investments is the same as the category presentation in the Schedules of Investments.

During the period ended February 28, 2018, Small-Mid Cap Equity Fund had a transfer from Level 1 to Level 3 of $13,536. International Equity Fund had a transfer from Level 1 to Level 2 of $194,755. Emerging Markets Equity Fund had a transfer from Level 1 to Level 2 of $29,454 and from Level 2 to Level 1 of $14,841,402. High Yield Fund had a transfer from Level 1 to Level 2 of $210,995. Ultra-Short Term Fixed Income Fund had a transfer from Level 3 to Level 2 of $413,050.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period September 1, 2017 through February 28, 2018:

	Total		Collateralized Mortgage Obligations	Common Stocks		Corporate Bonds & Notes	Convertible Preferred Stocks	Senior Loans	Rights
Small-Mid Cap Equity Fund
Balance as of August 31, 2017	$—	*	$—	$—	*	$—	$—	$—	$—
Total realized gain (loss)	—		—	—		—	—	—	—
Change in unrealized appreciation (depreciation)	—		—	—		—	—	—	—
Purchases	—		—	—		—	—	—	—
(Sales)	—		—	—		—	—	—	—
Transfers In	13,536		—	13,536		—	—	—	—
Transfers Out	—		—	—		—	—	—	—

Balance as of February 28, 2018	$13,536	*	$—	$13,536	*	$—	$—	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of February 28, 2018	$3,817		$—	$3,817		$—	$—	$—	$—

International Equity Fund
Balance as of August 31, 2017	$—		$—	$—		$—	$—	$—	$—
Total realized gain (loss)	—		—	—		—	—	—	—
Change in unrealized appreciation (depreciation)	299		—	299		—	—	—	—
Purchases	10,363	*	—	10,363	*	—	—	—	—
(Sales)	—		—	—		—	—	—	—
Transfers In	—		—	—		—	—	—	—
Transfers Out	—		—	—		—	—	—	—

Balance as of February 28, 2018	$10,662	*	$—	$10,662	*	$—	$—	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of February 28, 2018	$299		$—	$299		$—	$—	$—	$—

Notes to Financial Statements

(unaudited) (continued)

	Total		Collateralized Mortgage Obligations	Common Stocks		Corporate Bonds & Notes		Convertible Preferred Stocks	Senior Loans	Rights
Emerging Markets Equity Fund
Balance as of August 31, 2017	$30,931	*	$—	$30,931	*	$—		$—	$—	$—	*
Total realized gain (loss)	(10,193)		—	(10,193)		—		—	—	—
Change in unrealized appreciation (depreciation)	10,801		—	10,801		—		—	—	—
Purchases	—	*	—	—	*	—		—	—	—	*
(Sales)	(31,118	)*	—	(31,118)		—		—	—	—	*
Transfers In	—		—	—		—		—	—	—
Transfers Out	—		—	—		—		—	—	—

Balance as of February 28, 2018	$421	*	$—	$421	*	$—		$—	$—	$—	*

Change in unrealized appreciation (depreciation) from Investments held as of February 28, 2018	$421		$—	$421		$—		$—	$—	$—

Core Fixed Income Fund
Balance as of August 31, 2017	$—	*	$—	$—		$—	*	$—	$—	$—
Total realized gain (loss)	—		—	—		—		—	—	—
Change in unrealized appreciation (depreciation)	—		—	—		—		—	—	—
Purchases	—		—	—		—		—	—	—
(Sales)	—		—	—		—		—	—	—
Transfers In	—		—	—		—		—	—	—
Transfers Out	—		—	—		—		—	—	—

Balance as of February 28, 2018	$—	*	$—	$—		$—	*	$—	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of February 28, 2018	$—		$—	$—		$—		$—	$—	$—

High Yield Fund
Balance as of August 31, 2017	$937,430	*	$—	$110,232	*	$784,793	*	$42,405	$—	$—
Total realized gain (loss)	109		—	—		109		—	—	—
Accured discounts (premiums)	3,343		—	—		3,343		—	—	—
Change in unrealized appreciation (depreciation)	148,830		—	118,900		29,930		—	—	—
Purchases	10,315		—	—		10,315		—	—	—
(Sales)	(151,949	)*	—	—		(151,949	)*	—	—	—
Transfers In	—		—	—		—		—	—	—
Transfers Out	—		—	—		—		—	—	—

Balance as of February 28, 2018	$948,078	*	$—	$229,132	*	$676,541	*	$42,405	$—	$—

Notes to Financial Statements

(unaudited) (continued)

	Total	Collateralized Mortgage Obligations	Common Stocks	Corporate Bonds & Notes	Convertible Preferred Stocks	Senior Loans	Rights
Change in unrealized appreciation (depreciation) from Investments held as of February 28, 2018	$151,045	$—	$118,900	$32,145	$—	$—	$—

Ultra-Short Term Fixed Income Fund
Balance as of August 31, 2017	$1,053,309	$1,000,114	$—	$—	$—	$53,195	$—
Total realized gain (loss)	—	—	—	—	—	—	—
Accrued discounts (premium)	—	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)	239,161	(1,088)	—	—	—	240,249	—
Purchases	—	—	—	—	—	—	—
(Sales)	(585,976)	(585,976)	—	—	—	—	—
Transfers In	—	—	—	—	—	—	—
Transfers Out	(413,050)	(413,050)	—	—	—	—	—

Balance as of February 28, 2018	$293,444	$—	$—	$—	$—	$293,444	$—

Change in unrealized appreciation (depreciation) from Investments held as of February 28, 2018	$240,249	$—	$—	$—	$—	$240,249	$—

*	Includes securities that are fair valued at $0.

(b) Accounting for Derivative Instruments. Derivative instruments require enhanced disclosures regarding a Fund’s credit derivatives holdings, including credit default swaps, credit spread options, and hybrid financial instruments containing embedded credit derivatives.

All open derivative positions at the period end for each Fund are disclosed in the Fund’s Schedule of Investments.

Certain Funds may use derivative instruments including futures, options, forward foreign currency contracts, swaptions and swap contracts as part of their investment strategies. Following is a description of these derivative instruments, including the primary underlying risk exposures related to each instrument type:

(i) Futures Contracts. Certain Funds may enter into futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a futures contract, a Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated as collateral up to the current market value of the futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments and are reported on the Statements of Assets and Liabilities. The Fund recognizes an unrealized gain or loss equal to the variation margin. When futures contracts are closed, a realized gain or loss is recognized which is equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit due to subsequent payments that may be required for a futures transaction.

Notes to Financial Statements

(unaudited) (continued)

(ii) Options Written. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

When writing a covered call option, a Fund may forego the opportunity of profit if the market price of the underlying security increases more than the premium received and the option is exercised. When writing a put option, a Fund may incur a loss if the market price of the underlying security decreases more than the premium received and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(iii) Purchased Options. Certain Funds may purchase options to manage exposure to certain changes in the market. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest, an amount equal to the value is recorded as an asset. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize a loss equal to the amount of the premium paid on the purchase of the call option.

A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize a loss equal to the amount of the premium paid on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

(iv) Inflation-Capped Options. Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability on the Statements of Assets and Liabilities and subsequently marked to market to reflect the change value of the option written. When a Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

(v) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Notes to Financial Statements

(unaudited) (continued)

(vi) Swaptions. Swaptions contracts entered into by the Funds typically represent an option that gives the purchaser the right, but not the obligation, to enter into a swap contract on a future date. Certain Funds may purchase swaptions to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Changes in the value of purchased swaptions are reported as net change in unrealized appreciation or depreciation on the Statements of Operations and Changes in Net Assets Gain or loss is recognized when the swaptions contract expires or is closed as net realized gain or loss on the Statements of Operations and Changes in Net Assets. Details of purchased swaptions contracts held at year end are included on the Fund’s Schedule of Investments under the caption “Purchased Options”.

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter into a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.

When a Fund writes a swaption, the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Operations. A gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium received is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.

(vii) Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as change in unrealized appreciation or depreciation in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap contract. An upfront payment received by the Fund, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund is recorded as an asset on the Fund’s books. Any upfront payments paid or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as a realized gain or loss at the termination of the swap.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Such amounts are reported on the Statements of Assets and Liabilities as deposits with counterparties.

(viii) Credit Default Swaps. Certain Funds may enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.

Notes to Financial Statements

(unaudited) (continued)

Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.

For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into credit default swaps involves, to varying degrees, elements of credit and market risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates. As privately negotiated transactions, swaps may involve risk, which is the risk that the swap contracts fail to contemplate a particular outcome or that the parties disagree about the proper interpretation of a transaction term.

(ix) Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the fixed interest rate and the floating interest rate, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Once the payments are settled in cash, the net amount is recorded as realized gain or loss from swap contracts on the Statements of Operations. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in interest rates could adversely impact a Fund.

(x) Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit and interest derivatives. In a centrally cleared derivative transaction, a Fund typically enters into the transaction with financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on swap contracts for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

(xi) Cross-Currency Swaps. Certain Funds may enter into cross-currency swaps to gain or mitigate exposure to currency risk. Cross-currency swaps involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specific exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

(xii) Volatility Swap Contracts. A volatility swap is an agreement between counterparties to exchange periodic payments based on the measured volatility of a reference security, index, currency or other reference investment over a specified time frame. One cash flow is typically based on the realized volatility of the reference investment as measured by changes in its price or level over the specified time period while the other cash flow is based on a specified rate representing expected

Notes to Financial Statements

(unaudited) (continued)

volatility for the reference investment at the time the swap is executed, or the measured volatility of a different reference investment over the specified time period. The appreciation or depreciation on a volatility swap will typically depend on the magnitude of the reference investment’s volatility, or size of the movements in its price, over the specified time period, rather than general directional increases or decreases in its price.

Volatility swaps are less standard in structure than other types of swaps and provide pure, or isolated, exposure to volatility risk of the specific underlying reference investment. Volatility swaps are typically used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of investments held by the Fund.

Variance swaps are a type of volatility swap where counterparties agree to exchange periodic payments based on the measured variance (or the volatility squared) of a reference security, index, or other reference investment over a specified time period. At payment date, a net cash flow will be exchanged based on the difference between the realized variance of the reference investment over the specified time period and the specified rate representing expected variance for the reference investment at the time the swap is executed multiplied by the notional amount of the contract.

(xiii) Inflation Rate Swap Contracts. The Fund may enter into inflation rate swap contracts to attempt to hedge against inflation. Pursuant to the inflation rate swap agreement, the Fund negotiates with a counterparty to exchange a periodic stream of payments, based on a benchmark inflation index. One cash flow stream will typically be a floating rate payment linked to the specified inflation index while the other is typically a fixed interest rate.

Inflation rate swaps are normally issued on a zero coupon basis where all payments compound during the life of the contract and are netted upon the termination or maturity of the contract. Final payments received or paid by the Fund are recorded as realized gains or losses in the Statement of Operations. Inflation rate swap contracts are subject to movements in interest rates.

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure at February 28, 2018:

Large Cap Equity Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2018

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Liability derivatives
Unrealized depreciation on open futures contracts (b)	$—	$—	$—	$206,919	$206,919

	$—	$—	$—	$206,919	$206,919

Effect of Derivative Instruments on the Statements of Operations as of February 28, 2018

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income (d)
Net realized gain (loss) on futures contracts	$—	$—	$—	$829,945	$829,945

	$—	$—	$—	$829,945	$829,945

Change in unrealized appreciation (depreciation) on derivatives recognized in income (e)
Net change in unrealized appreciation (depreciation) on futures contracts	$—	$—	$—	$(298,953)	$(298,953)

	$—	$—	$—	$(298,953)	$(298,953)

Notes to Financial Statements

(unaudited) (continued)

Small-Mid Cap Equity Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2018

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts (b)	$—	$—	$—	$10,121	$10,121

	$—	$—	$—	$10,121	$10,121

Liability derivatives
Unrealized depreciation on open futures contracts (b)	$—	$—	$—	$48,078	$48,078

	$—	$—	$—	$48,078	$48,078

Effect of Derivative Instruments on the Statements of Operations as of February 28, 2018

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income (d)
Net realized gain (loss) on futures contracts	$—	$—	$—	$425,015	$425,015

	$—	$—	$—	$425,015	$425,015

Change in unrealized appreciation (depreciation) on derivatives recognized in income (e)
Net change in unrealized appreciation (depreciation) on futures contracts	$—	$—	$—	$(33,409)	$(33,409)

	$—	$—	$—	$(33,409)	$(33,409)

International Equity Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2018

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts (b)	$—	$—	$—	$2,086	$2,086

	$—	$—	$—	$2,086	$2,086

Liability derivatives
Unrealized depreciation on open futures contracts (b)	$—	$—	$—	$4,171	$4,171

	$—	$—	$—	$4,171	$4,171

Effect of Derivative Instruments on the Statements of Operations as of February 28, 2018

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income (d)
Net realized gain (loss) on futures contracts	$—	$—	$—	$(86,424)	$(86,424)

	$—	$—	$—	$(86,424)	$(86,424)

Change in unrealized appreciation (depreciation) on derivatives recognized in income (e)
Net change in unrealized appreciation (depreciation) on futures contracts	$—	$—	$—	$6,039	$6,039

	$—	$—	$—	$6,039	$6,039

Notes to Financial Statements

(unaudited) (continued)

Emerging Markets Equity Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2018

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts (b)	$—	$—	$—	$80,998	$80,998

	$—	$—	$—	$80,998	$80,998

Effect of Derivative Instruments on the Statements of Operations as of February 28, 2018

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income (d)
Net realized gain (loss) on futures contracts	$—	$—	$—	$151,635	$151,635

	$—	$—	$—	$151,635	$151,635

Change in unrealized appreciation (depreciation) on derivatives recognized in income (e)
Net change in unrealized appreciation (depreciation) on futures contracts	$—	$—	$—	$(12,166)	$(12,166)

	$—	$—	$—	$(12,166)	$(12,166)

Core Fixed Income Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2018

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Purchased options (c)	$149,947	$69,197	$—	$—	$219,144
Unrealized appreciation on open futures contracts (b)	628,150	—	—	—	628,150
Unrealized appreciation on forward foreign currency contracts (c)	—	115,127	—	—	115,127
Unrealized appreciation on centrally cleared swaps (f)	507,882	—	—	—	507,882

	$1,285,979	$184,324	$—	$—	$1,470,303

Liability derivatives
Options contracts written outstanding (a)	$67,328	$15,885	$—	$—	$83,213
Unrealized depreciation on open futures contracts (b)	246,429	27,713	—	—	274,142
Unrealized depreciation on forward foreign currency contracts (a)	—	625,204	—	—	625,204
Unrealized depreciation on centrally cleared swaps (f)	130,618	—	3,057	—	133,675

	$444,376	$668,801	$3,057	$—	$1,116,234

Notes to Financial Statements

(unaudited) (continued)

Effect of Derivative Instruments on the Statements of Operations as of February 28, 2018

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income (d)
Net realized gain (loss) on purchased options	$(540,714)	$—	$—	$—	$(540,714)
Net realized gain (loss) on futures contracts	(1,160,205)	(29,100)	—	—	(1,189,305)
Net realized gain (loss) on options written	255,659	—	—	—	255,659
Net realized gain (loss) on swaps contracts	128,736	—	1,524	—	130,260
Net realized gain (loss) on forward foreign currency contracts	—	(335,723)	—	—	(335,723)

	$(1,316,524)	$(364,823)	$1,524	$—	$(1,679,823)

Change in unrealized appreciation (depreciation) on derivatives recognized in income (e)
Net change in unrealized appreciation (depreciation) on purchased options	$43,361	$18,644	$—	$—	$62,005
Net change in unrealized appreciation (depreciation) on futures contracts	320,808	16,050	—	—	336,858
Net change in unrealized appreciation (depreciation) on options contracts written	37,683	43,505	—	—	81,188
Net change in unrealized appreciation (depreciation) on swaps contracts	593,070	—	(3,057)	—	590,013
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts.	—	(96,751)	—	—	(96,751)

	994,922	(18,552)	(3,057)	—	973,313

International Fixed Income Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2018

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Purchased options (c)	$8,299	$74,557	$—	$—	$82,856
Unrealized appreciation on open futures contracts (b)	303,058	—	—	—	303,058
Unrealized appreciation on forward foreign currency contracts (c)	—	2,222,160	—	—	2,222,160
Unrealized appreciation on centrally cleared swaps (f)	3,384,017	—	57,078	—	3,441,095
Unrealized appreciation on open swaps (c)	141,176	92,711	572	—	234,459

	$3,836,550	$2,389,428	$57,650	$—	$6,283,628

Liability derivatives
Options contracts written outstanding (a)	$—	$69,634	$8,087	$—	$77,721
Unrealized depreciation on open futures contracts (b)	559,522	—	—	—	559,522
Unrealized depreciation on forward foreign currency contracts (a)	—	2,404,890	—	—	2,404,890
Unrealized depreciation on centrally cleared swaps (f)	887,087	—	152,724	—	1,039,811
Unrealized depreciation on open swaps (a)	—	22,477	51,806	—	74,283

	$1,446,609	$2,497,001	$212,617	$—	$4,156,227

Notes to Financial Statements

(unaudited) (continued)

Effect of Derivative Instruments on the Statements of Operations as of February 28, 2018

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income (d)
Net realized gain (loss) on purchased options	$(29,961)	$(3,921)	$—	$—	$(33,882)
Net realized gain (loss) on futures contracts	(676,283)	—	—	—	(676,283)
Net realized gain (loss) on options written	30,775	24,612	—	—	55,387
Net realized gain (loss) on swaps contracts	886,248	2,276,085	(594,978)	—	2,567,355
Net realized gain (loss) on forward foreign currency contracts	—	(2,506,041)	—	—	(2,506,041)

	$210,779	$(209,265)	$(594,978)	$—	$(593,464)

Change in unrealized appreciation (depreciation) on derivatives recognized in income (e)
Net change in unrealized appreciation (depreciation) on purchased options	$49,001	$(14,509)	$—	$—	$34,492
Net change in unrealized appreciation (depreciation) on futures contracts	(576,197)	—	—	—	(576,197)
Net change in unrealized appreciation (depreciation) on options contracts written	(2,683)	34,279	1,380	—	32,976
Net change in unrealized appreciation (depreciation) on swaps contracts	2,264,764	(807,756)	52,221	—	1,509,229
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts.	—	1,080,996	—	—	1,080,996

	$1,734,885	$293,010	$53,601	$—	$2,081,496

Inflation-Linked Fixed Income Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2018

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Purchased options (c)	$98,374	$—	$—	$—	$98,374
Unrealized appreciation on open futures contracts (b)	8,078	—	—	—	8,078
Unrealized appreciation on forward foreign currency contracts (c)	—	475,984	—	—	475,984
Unrealized appreciation on centrally cleared swaps (f)	1,136,901	—	897	—	1,137,798
Unrealized appreciation on open swaps (c)	—	—	63,333	—	63,333

	$1,243,353	$475,984	$64,230	$—	$1,783,567

Liability derivatives
Options contracts written outstanding (a)	$14,471	$—	$1,853	$—	$16,324
Unrealized depreciation on open futures contracts (b)	126,343	—	—	—	126,343
Unrealized depreciation on forward foreign currency contracts (a)	—	760,583	—	—	760,583
Unrealized depreciation on centrally cleared swaps (f)	409,660	—	5,516	—	415,176

	$550,474	$760,583	$7,369	$—	$1,318,426

Notes to Financial Statements

(unaudited) (continued)

Effect of Derivative Instruments on the Statements of Operations as of February 28, 2018

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income (d)
Net realized gain (loss) on purchased options	$(9,823)	$3,108	$—	$—	$(6,715)
Net realized gain (loss) on futures contracts	1,080,024	—	—	—	1,080,024
Net realized gain (loss) on options written	104,504	3,979	—	—	108,483
Net realized gain (loss) on swaps contracts	271,536	—	(73,801)	—	197,735
Net realized gain (loss) on forward foreign currency contracts	—	(740,849)	—	—	(740,849)

	$1,446,241	$(733,762)	$(73,801)	$—	$638,678

Change in unrealized appreciation (depreciation) on derivatives recognized in income (e)
Net change in unrealized appreciation (depreciation) on purchased options	$40,917	$—	$—	$—	$40,917
Net change in unrealized appreciation (depreciation) on futures contracts	(146,952)	—	—	—	(146,952)
Net change in unrealized appreciation (depreciation) on options contracts written	3,875	1,476	328	—	5,679
Net change in unrealized appreciation (depreciation) on swaps contracts	461,032	—	47,536	—	508,568
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts.	—	322,855	—	—	322,855

	$358,872	$324,331	$47,864	$—	$731,067

Ultra-Short Term Fixed Income Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 28, 2018

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts (b)	$1,190,875	$—	$—	$—	$1,190,875
Unrealized appreciation on forward foreign currency contracts (c)	—	786,738	—	—	786,738
Unrealized appreciation on centrally cleared swaps (f)	856,268	—	57,485	—	913,753

	$2,047,143	$786,738	$57,485	$—	$2,891,366

Liability derivatives
Unrealized depreciation on open futures contracts (b)	$1,561,660	$—	$—	$—	$1,561,660
Unrealized depreciation on forward foreign currency contracts (a)	—	354,483	—	—	354,483
Unrealized depreciation on centrally cleared swaps (f)	581,569	—	—	—	581,569

	$2,143,229	$354,483	$—	$—	$2,497,712

Notes to Financial Statements

(unaudited) (continued)

Effect of Derivative Instruments on the Statements of Operations as of February 28, 2018

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income (d)
Net realized gain (loss) on futures contracts	$2,733,000	$—	$—	$—	$2,733,000
Net realized gain (loss) on swaps contracts	(206,314)	—	(190,519)	—	(396,833)
Net realized gain (loss) on forward foreign currency contracts	—	(52,163)	—	—	(52,163)

	$2,526,686	$(52,163)	$(190,519)	$—	$2,284,004

Change in unrealized appreciation (depreciation) on derivatives recognized in income (e)
Net change in unrealized appreciation (depreciation) on futures contracts	$(409,778)	$—	$—	$—	$(409,778)
Net change in unrealized appreciation (depreciation) on swaps contracts	602,014	—	107,877	—	709,891
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	—	250,593	—	—	250,593

	$192,236	$250,593	$107,877	$—	$550,706

(a)	Statements of Assets and Liabilities location: Unrealized depreciation on open forward foreign currency contracts, unrealized depreciation on swap contracts or options contracts written, at value.
(b)	Only variation margin, if any, is reported within the Statements of Assets and Liabilities. Cumulative appreciation (depreciation) on futures contracts is reported in the “Open Futures Contracts” table in the Fund’s Schedule of Investments.
(c)	Statements of Assets and Liabilities location: Investments, at value or unrealized appreciation on open forward foreign currency contracts or unrealized appreciation on swap contracts.
(d)	Statements of Operations location: Net realized gain (loss) from investments, forward foreign currency contracts, futures contracts, options contracts written or swap contracts.
(e)	Statements of Operations location: Change in net unrealized appreciation (depreciation) from investments, forward foreign currency contracts, futures contracts, options contracts written or swap contracts.
(f)	Only variation margin, if any, is reported within the Statements of Assets and Liabilities. Cumulative appreciation (depreciation) on centrally cleared swaps is reported in the “Open Swap Contracts” table in the Fund’s Schedule of Investments.

The average notional amounts of futures contracts, swaps contracts and forward foreign currency contracts, and the average market value of options contracts written and purchased options outstanding during the period ended February 28, 2018 were as follows:

Large Cap Equity Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$—	$—	$—	$8,295,568

Small-Mid Cap Equity Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$—	$—	$—	$3,245,983

International Equity Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$—	$—	$—	$1,416,502

Notes to Financial Statements

(unaudited) (continued)

Emerging Markets Equity Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$—	$—	$—	$1,712,485

Core Fixed Income Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Purchased options	$122,426	$9,886	$—	$—
Futures contracts	313,634,493	887,132	—	—
Option contracts written	58,040	4,783	—	—
Swap contracts	10,891,428	—	44,286	—
Forward foreign currency contracts	—	31,981,357	—	—

International Fixed Income Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Purchased options	$4,024	$36,460	$—	$—
Futures contracts	194,702,207	—	—	—
Option contracts written	7,212	41,104	1,155	—
Swap contracts	392,510,491	54,623,910	87,621,422	—
Forward foreign currency contracts	—	230,346,551	—	—

Inflation-Linked Fixed Income Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Purchased options	$66,393	$1,054	$—	$—
Futures contracts	68,904,415	—	—	—
Option contracts written	23,883	1,857	265	—
Swap contracts	94,116,847	—	4,875,949	—
Forward foreign currency contracts	—	41,751,334	—	—

Ultra-Short Term Fixed Income Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$591,468,776	$—	$—	$—
Swap contracts	763,222,208	—	8,900,000	—
Forward foreign currency contracts	—	55,844,020	—	—

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

Notes to Financial Statements

(unaudited) (continued)

(d) Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped Securities can be principal-only securities (“PO”), which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity. The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.

(e) Time Deposits. Certain Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Board.

(f) Lending of Portfolio Securities. The Trust has an agreement with its custodian, whereby the custodian, as agent, may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. The custodian enters into agreements with the borrowers. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. All non-cash collateral is received, held and administered by the custodian in an applicable custody account or other account established for the purpose of holding collateral for each Fund. Cash collateral received by the Funds as a result of securities lending activities is invested in an unaffiliated registered money market fund, and is recorded as Payable for collateral received from securities on loan within the Statements of Assets and Liabilities. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. The custodian has the right under its agreement with the borrowers to recover any loaned securities from the borrower on demand. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due. If the borrower fails to return the securities, the custodian will use the collateral to purchase replacement securities. The custodian is responsible for any shortfall in collateral value under certain circumstances. See Note 1 (x).

The following table presents securities on loan that are subject to enforceable netting arrangements as of February 28, 2018.

Gross Amounts Not Offset in the Statements of Assets and Liabilities

Fund	Gross Asset Amount Presented in Statements of Assets and Liabilities (a)	Financial Instrument	Collateral Received (b)(c)	Net Amount (Not Less than $0)
Large Cap Equity Fund	$6,913,064	$—	$(6,913,064)	$—
Small-Mid Cap Equity Fund	14,266,604	—	(14,266,604)	—
International Equity Fund	7,152,372	—	(7,152,372)	—
Emerging Markets Equity Fund	2,316,688	—	(2,316,688)	—
High Yield Fund	568,355	—	(568,355)	—

(a)	Represents market value of securities on loan at period end.
(b)	The Funds received cash collateral of $7,106,191, $14,890,283, $8,327,614, $2,483,404 and $590,198, respectively, which was subsequently invested in Invesco STIT — Government & Agency Portfolio as reported in the Schedules of Investments.
(c)	The actual collateral received could be greater than the amount shown here due to overcollateralization.

The Funds have adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), “Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

Notes to Financial Statements

(unaudited) (continued)

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of February 28, 2018.

	Remaining Contractual Maturity of the Agreements As of February 28, 2018
	Overnight and Continuous		< 30 days	Between 30 & 90 days	> 90 days	Total
Large Cap Equity Fund
Securities Lending Transactions
Common Stocks		$7,106,191	$—	$—	$—	$7,106,191

Total Borrowings		$7,106,191	$—	$—	$—	$7,106,191

Gross amount of recognized liabilities for securities lending transactions						$7,106,191

Small-Mid Cap Equity Fund
Securities Lending Transactions
Common Stocks		$14,890,283	$—	$—	$—	$14,890,283

Total Borrowings		$14,890,283	$—	$—	$—	$14,890,283

Gross amount of recognized liabilities for securities lending transactions						$14,890,283

International Equity Fund
Securities Lending Transactions
Common Stocks		$8,327,614	$—	$—	$—	$8,327,614

Total Borrowings		$8,327,614	$—	$—	$—	$8,327,614

Gross amount of recognized liabilities for securities lending transactions						$8,327,614

Emerging Markets Equity Fund
Securities Lending Transactions
Common Stocks		$2,483,404	$—	$—	$—	$2,483,404

Total Borrowings		$2,483,404	$—	$—	$—	$2,483,404

Gross amount of recognized liabilities for securities lending transactions						$2,483,404

High Yield Fund
Securities Lending Transactions
Corporate Securities	$		$—	$—	$590,198	$590,198

Total Borrowings	$		$—	$—	$590,198	$590,198

Gross amount of recognized liabilities for securities lending transactions						$590,198

International Fixed Income Fund
Reverse Repurchase Agreements Transactions
Sovereign Bonds		$—	$7,048,415	$—	$—	$7,048,415
U.S. Government Obligations		—	—	5,662,643	—	5,662,643

Total Borrowings		$—	$7,048,415	$5,662,643	$—	$12,711,058

Gross amount of recognized liabilities for reverse repurchase agreements transactions						$12,711,058

Inflation-Linked Fixed Income Fund
Reverse Repurchase Agreements Transactions
U.S. Government Obligations		$—	$2,081,150	$66,926,919	$—	$69,008,069

Total Borrowings		$—	$2,081,150	$66,926,919	$—	$69,008,069

Gross amount of recognized liabilities for reverse repurchase agreements transactions						$69,008,069

Notes to Financial Statements

(unaudited) (continued)

(g) To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are marked-to-market on a daily basis and are subject to market fluctuations. Realized gains or losses on TBA purchase commitments are included in Net realized gain (loss) on investments on the Statements of Operations. Any fluctuation in the value of the purchased TBA commitments is included in Net change in unrealized appreciation (depreciation) on investments on the Statements of Operations.

Additionally, when a Fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund’s Schedule of Investments under the caption “Schedule of Forward Sale Commitments”. The proceeds and value of these commitments are recorded as Forward Sale Commitments at value in the Statements of Assets and Liabilities.

(h) Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The risk of engaging in short sale transactions is that selling short magnifies the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.

(i) Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions. If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sale price and the future purchase price is recorded as an adjustment to interest income.

Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(j) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities

Notes to Financial Statements

(unaudited) (continued)

rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(k) Foreign Investment and Currency Risks. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(l) Emerging Markets Risk. In addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

(m) Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

(n) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt, if any, and is included in interest and dividend income, respectively. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional “interest income accruals and accretion” and consider the Fund’s ability to realize interest accrued up to the date of default.

(o) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the Statements of Operations.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(p) Distributions to Shareholders. Distributions from net investment income for Large Cap Equity Fund, Small-Mid Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund and International Fixed Income Fund, if any, are declared and paid on an annual basis. Distributions from net investment income for Core Fixed Income Fund, High Yield Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund and Ultra-Short Term Fixed Income Fund, if any, are declared and paid on a monthly basis.

Notes to Financial Statements

(unaudited) (continued)

The Funds intend to satisfy conditions that will enable interest from municipal securities, which are exempt from regular federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions of net realized gains to shareholders of the Funds, if any, are taxable and are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(q) Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in 2017 tax returns. Each Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

(r) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

(s) Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the Manager and/or Sub-adviser pursuant to the procedures approved by the Board. The value of restricted securities is determined as described in Note 1(a).

(t) Reverse Repurchase Agreements. Certain Funds may each enter into reverse repurchase agreements with the financial institutions with which it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities to a financial institution and agrees to repurchase them at a mutually agreed upon date, price and rate of interest. During the period between the sale and repurchase, the Fund would not be entitled to principal and interest paid on the securities sold by the Fund. The Fund, however, would seek to achieve gains derived from the difference between the current sale price and the forward price for the future purchase as well as the interest earned on the proceeds on the initial sale. Reverse repurchase agreements will be viewed as borrowings by a Fund for the purpose of calculating the Fund’s indebtedness and will have the effect of leveraging the Fund’s assets.

(u) Indemnification. In the normal course of business, the Funds may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

(v) Offering costs. Offering costs are incurred in connection with launching of new funds. These offering costs are accounted for as deferred charges and are being amortized to expense over 12 months on a straight line basis.

(w) Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair

Notes to Financial Statements

(unaudited) (continued)

value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

In connection with bank loan interests, the Fund may enter into unfunded bank loan interests (“commitments”). Unfunded loan commitments may be partially or wholly unfunded. The Fund is obligated to fund those commitments at borrower’s discretion. In connection with these commitments, the Fund earns a commitment fee, which is included in interest income in the Statement of Operations and recognized respectively over the commitment period.

The following table summarizes the Ultra-Short Term Fixed Income Fund’s partially unfunded loan position as of February 28, 2018.

	Principal	Unfunded Bank Loan Interest (Cost)	Value of Underlying Bank Loan Interest (Value)	Unrealized Appreciation
AWAS Aviation Capital Ltd.	$106,712	$106,712	$106,769	$57

(x) Disclosure about Offsetting Assets and Liabilities. In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, a sub-adviser may, on behalf of the Funds, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The ISDA Master Agreement gives a Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across the transactions between the Funds and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Funds’ credit risk to such counterparty equal to any amounts payable by the Funds under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction.

Cash collateral that has been received or pledged to cover obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Generally the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits with counterparties and, in the case of cash pledged by counterparty for the benefit of the Fund, a corresponding liability in the Statements of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments. The carrying amount of such deposits due to brokers at February 28, 2018 approximated their fair value. If measured at fair value, such deposits would have been considered as Level 2 in the fair value hierarchy (see Note 1(a)).

Repurchase agreements and reverse repurchase agreements may be entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. The Fund’s repurchase agreements as of February 28, 2018 are shown on a gross basis and the required offsetting disclosures are shown in the Schedules of Investments. The value of the related collateral exceeded the value of the repurchase agreements as of February 28, 2018.

Notes to Financial Statements

(unaudited) (continued)

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.

The following table presents the Funds’ gross and net amounts of assets and liabilities, by derivative type, available for offset under a master netting agreement, or similar agreement as of February 28, 2018.

	Assets	Liabilities
Derivative Instruments (a)	Gross amounts of Recognized Assets presented in the Statements of Assets and Liabilities	Gross amounts of Recognized Liabilities presented in the Statements of Assets and Liabilities
Core Fixed Income Fund:
Forward foreign currency contracts	$115,127	$625,204
Options contracts	69,197	15,885

Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$184,324	$641,089

International Fixed Income Fund:
Forward foreign currency contracts	$2,222,160	$2,404,890
Options contracts	82,856	77,721
Swap contracts (b)	234,459	74,283

Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$2,539,475	$2,556,894

Inflation-Linked Fixed Income Fund:
Forward foreign currency contracts	$475,984	$760,583
Options contracts	98,374	1,853
Swap contracts (b)	63,333	—

Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$637,691	$762,436

Ultra-Short Term Fixed Income Fund:
Forward foreign currency contracts	$786,738	$354,483

Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$786,738	$354,483

(a)	Excludes exchange-traded derivatives.
(b)	The total value of the net amounts of assets and liabilities is comprised of Swap contracts, at value on the Statements of Assets and Liabilities less the net value of the Upfront payment paid (received) disclosed in the Fund’s Schedules of Investments.

The following table presents the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under master netting or similar agreements, and net of related collateral received or pledged as of February 28, 2018.

Counterparty	Gross amounts of Recognized Assets presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (a)	Collateral Received (e)	Net Amount (b)
Core Fixed Income Fund
Over-the-counter
Citigroup Global Markets Inc.	$115,127	$(115,127)	$—	$—
Goldman Sachs & Co.	69,197	(69,197)	—	—

Total Over-the-counter derivative instruments	$184,324	$(184,324)	$—	$—

Notes to Financial Statements

(unaudited) (continued)

Counterparty	Gross amounts of Recognized Liabilities presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (c)	Collateral Pledged (e)	Net Amount (d)
Core Fixed Income Fund
Over-the-counter
Citigroup Global Markets Inc.	$383,087	$(115,127)	$—	$267,960
Goldman Sachs & Co.	258,002	(69,197)	—	188,805

Total Over-the-counter derivative instruments	$641,089	$(184,324)	$—	$456,765

Counterparty	Gross amounts of Recognized Assets presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (a)	Collateral Received (e)	Net Amount (b)
International Fixed Income Fund
Over-the-counter
Bank of America	$370,174	$(268,423)	$—	$101,751
Barclays Bank PLC	—	—	—	—
BNP Paribas SA	493,661	(493,661)	—	—
Deutsche Bank AG	330,419	(71,593)	—	258,826
Goldman Sachs & Co.	513,241	(479,544)	—	33,697
HSBC Bank USA	232,991	(232,991)	—	—
JPMorgan Chase & Co.	196,821	(149,061)	—	47,760
Royal Bank of Scotland PLC	89,230	(5,094)	(84,136)	—
Societe Generale SA	141,628	(80,843)	—	60,785
Standard Chartered Bank	131,698	(131,698)	—	—
UBS Securities LLC	39,612	(39,612)	—	—

Total Over-the-counter derivative instruments	$2,539,475	$(1,952,520)	$(84,136)	$502,819

Counterparty	Gross amounts of Recognized Liabilities presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (c)	Collateral Pledged (e)	Net Amount (d)
International Fixed Income Fund
Over-the-counter
Bank of America	$268,423	$(268,423)	$—	$—
Barclays Bank PLC	138,142	—	—	138,142
BNP Paribas SA	549,022	(493,661)	—	55,361
Deutsche Bank AG	71,593	(71,593)	—	—
Goldman Sachs & Co.	479,544	(479,544)	—	—
HSBC Bank USA	286,363	(232,991)	—	53,372
JPMorgan Chase & Co.	149,061	(149,061)	—	—
Royal Bank of Scotland PLC	5,094	(5,094)	—	—
Societe Generale SA	80,843	(80,843)	—	—
Standard Chartered Bank	238,381	(131,698)	—	106,683
UBS Securities LLC	290,428	(39,612)	—	250,816

Total Over-the-counter derivative instruments	$2,556,894	$(1,952,520)	$—	$604,374

Notes to Financial Statements

(unaudited) (continued)

Counterparty	Gross amounts of Recognized Assets presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (a)	Collateral Received (e)	Net Amount (b)
Inflation-Linked Fixed Income Fund
Over-the-counter
Barclays Bank PLC	$6,598	$(6,598)	$—	$—
BNP Paribas SA	92,673	(92,673)	—	—
Deutsche Bank AG	184,085	(122,192)	—	61,893
HSBC Bank USA	79,567	(15,959)	—	63,608
JPMorgan Chase & Co.	153,061	(103,397)	—	49,664
Merrill Lynch, Pierce, Fenner & Smith Inc.	115,362	(57,927)	—	57,435
Standard Chartered Bank	6,345	(6,345)	—	—

Total Over-the-counter derivative instruments	$637,691	$(405,091)	$—	$232,600

Counterparty	Gross amounts of Recognized Liabilities presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (c)	Collateral Pledged (e)	Net Amount (d)
Inflation-Linked Fixed Income Fund
Over-the-counter
Barclays Bank PLC	$84,049	$(6,598)	$—	$77,451
BNP Paribas SA	364,523	(92,673)	—	271,850
Deutsche Bank AG	122,192	(122,192)	—	—
HSBC Bank USA	15,959	(15,959)	—	—
JPMorgan Chase & Co.	103,397	(103,397)	—	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	57,927	(57,927)	—	—
Standard Chartered Bank	14,389	(6,345)	—	8,044

Total Over-the-counter derivative instruments	$762,436	$(405,091)	$—	$357,345

Counterparty	Gross amounts of Recognized Assets presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (a)	Collateral Received (e)	Net Amount (b)
Ultra-Short Term Fixed Income Fund
Over-the-counter
Barclays Bank PLC	$149,661	$—	$—	$149,661
BNP Paribas SA	133,768	(17,482)	—	116,286
Deutsche Bank AG	26,768	—	—	26,768
HSBC Bank USA	119,586	(119,586)	—	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	356,955	(69,853)	—	287,102
Standard Chartered Bank	—	—	—	—

Total Over-the-counter derivative instruments	$786,738	$(206,921)	$—	$579,817

Notes to Financial Statements

(unaudited) (continued)

Counterparty	Gross amounts of Recognized Liabilities presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (c)	Collateral Pledged (e)	Net Amount (d)
Ultra-Short Term Fixed Income Fund
Over-the-counter
Barclays Bank PLC	$—	$—	$—	$—
BNP Paribas SA	17,482	(17,482)	—	—
Deutsche Bank AG	—	—	—	—
HSBC Bank USA	125,411	(119,586)	—	5,825
Merrill Lynch, Pierce, Fenner & Smith Inc.	69,853	(69,853)	—	—
Standard Chartered Bank	141,737	—	—	141,737

Total Over-the-counter derivative instruments	$354,483	$(206,921)	$—	$147,562

(a)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that are not offset on the Statements of Assets and Liabilities.
(b)	Net amount represents the new amount receivable from the counterparty in the event of default.
(c)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that are not offset on the Statements of Assets and Liabilities.
(d)	Net amount represents the net amount payable to the counterparty in the event of default.
(e)	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

2. Investment Management Agreement and Other Transactions with Affiliates

CGAS, a business of Morgan Stanley Smith Barney Holdings LLC (“MSSBH”), serves as the investment manager to the Funds. The Manager selects and oversees professional money managers who are responsible for investing the assets of the Funds (each a “Sub-adviser,” and collectively the “Sub-advisers”). Each Fund pays the Manager an investment management fee calculated daily at an annual rate based on each Fund’s average daily net assets and paid monthly in arrears. The Manager pays each Sub-adviser a sub-advisory fee from its investment management fees.

Effective January 1, 2018, CGAS has contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep the Fund’s management fee from exceeding 0.20% more than the total amount of sub-advisory fees paid by CGAS. This contractual waiver will only apply if the Fund’s total management fees exceed the total amount of sub-advisory fees paid by CGAS plus 0.20%, and will not affect the Fund’s total management fees if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until January 1, 2019. The agreement may be amended or terminated only with the consent of the Board of Trustees.

The maximum allowable investment management fee represents the total amount that could be charged to each Fund. The aggregate fees paid by the Manager to each Fund’s Sub-advisers and the fees retained by the Manager for the period ended February 28, 2018 are indicated below:

Fund	Sub-advisory Fee	Consulting Group Advisory Services LLC Fee	Maximum Allowable Annual Management Fee
Large Cap Equity Fund	0.19%	0.20%	0.60%
Small-Mid Cap Equity Fund	0.29%	0.20%	0.80%
International Equity Fund	0.33%	0.20%	0.70%
Emerging Markets Equity Fund	0.40%	0.20%	0.90%
Core Fixed Income Fund	0.18%	0.20%	0.40%
High Yield Fund	0.30%	0.20%	0.70%
International Fixed Income Fund	0.25%	0.20%	0.50%
Municipal Bond Fund	0.20%	0.20%	0.40%

Notes to Financial Statements

(unaudited) (continued)

Fund	Sub-advisory Fee	Consulting Group Advisory Services LLC Fee	Maximum Allowable Annual Management Fee
Inflation-Linked Fixed Income Fund	0.25%	0.20%	0.50%
Ultra-Short Term Fixed Income Fund	0.25%	0.20%	0.50%
Alternative Strategies Fund	0.00%	0.20%	1.20%

The Manager has agreed to waive and/or reimburse a portion of its fee. For the period ended February 28, 2018, the amounts waived and/or reimbursed by the Manager were as follows:

Fund	Amounts waived and/or reimbursed
Large Cap Equity Fund	$1,795,355
Small-Mid Cap Equity Fund	1,054,266
International Equity Fund	1,171,073
Emerging Markets Equity Fund	769,569
Core Fixed Income Fund	70,332
High Yield Fund	147,285
International Fixed Income Fund	37,498
Municipal Bond Fund	—
Inflation-Linked Fixed Income Fund	50,369
Ultra-Short Term Fixed Income Fund	76,513
Alternative Strategies Fund	4,738

Brown Brothers Harriman & Co. (“BBH”) serves as the Trust’s administrator. For its administrative services, BBH receives an annual asset based fee of 0.0250% of the Trust’s assets up to $5 billion, 0.02% on assets between $5 billion and $8 billion and 0.0175% on assets in excess of $8 billion, plus out-of-pocket expenses. The fee is calculated and allocated daily based on the relative assets of each Fund.

For the period ended February 28, 2018, Morgan Stanley & Co. Incorporated (“MS&Co.”), and its affiliates, including MSSBH, Morgan Stanley Smith Barney LLC, the Trust’s distributor, received brokerage commissions of:

Fund	Commission Dollars to MS&Co.
Large Cap Equity Fund	$1,904
Small-Mid Cap Equity Fund	—
International Equity Fund	1,156
Emerging Markets Equity Fund	375
Core Fixed Income Fund	—
High Yield Fund	—
International Fixed Income Fund	—
Municipal Bond Fund	—
Inflation-Linked Fixed Income Fund	—
Ultra-Short Term Fixed Income Fund	—
Alternative Strategies Fund	—

Officers of the Trust do not receive compensation directly from the Trust. The Funds may bear a portion of the annual compensation of the Fund’s Chief Compliance Officer.

For the period ended February 28, 2018, the Funds assume the following to be affiliated issuers:

Large Cap Equity Fund

Underlying Security	Number of Shares held at August 31, 2017	Shares purchased	Shares sold	Number of Shares held at February 28, 2018
Morgan Stanley	47,955	—	(3,331)	44,624

Notes to Financial Statements

(unaudited) (continued)

Underlying Security	Net Realized Gain/(Loss) on Sales of Affiliated Investment	Net Increase/Decrease in Unrealized Appreciation/(Depreciation)	Dividend/Interest Income from Affiliated Investments	Ending Value as of February 28, 2018
Morgan Stanley	$104,662	$398,358	$23,145	$2,499,836

Core Fixed Income Fund

Underlying Security	Face Amount held at August 31, 2017	Face Amount purchased	Face Amount sold	Face Amount held at February 28, 2018
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C10, Class A4, 4.082% due 7/15/46	$30,000	$—	$—	$30,000
Series 2013-C13, Class A4, 4.039% due 11/15/46	500,000	—	—	500,000
Series 2014-C16, Class A5, 3.892% due 6/15/47	370,000	—	(25,000)	345,000
Series 2016-C30, Class C, 4.131% due 9/15/49	260,000	—	—	260,000

Underlying Security	Net Realized Gain/(Loss) on Sales of Affiliated Investment	Net Increase/Decrease in Unrealized Appreciation/(Depreciation)	Dividend/Interest Income from Affiliated Investments	Ending Value as of February 28, 2018
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C10, Class A4, 4.082% due 7/15/46	$—	$(1,434)	$619	$31,274
Series 2013-C13, Class A4, 4.039% due 11/15/46	—	(23,066)	10,097	518,425
Series 2014-C16, Class A5, 3.892% due 6/15/47	(179)	(15,635)	7,114	355,613
Series 2016-C30, Class C, 4.131% due 9/15/49	—	(10,391)	5,482	254,607

	$(179)	$(50,526)	$23,312	$1,159,919

3. Investments

During the period ended February 28, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for each Fund were as follows:

	Investments		U.S. Government Agencies & Obligations
Fund	Purchases	Sales	Purchases	Sales
Large Cap Equity Fund	$238,110,373	$377,656,720	$—	$—
Small-Mid Cap Equity Fund	92,648,561	245,698,785	—	—
International Equity Fund	674,839,976	420,345,333	—	—
Emerging Markets Equity Fund	40,893,214	58,129,491	—	—
Core Fixed Income Fund	128,539,034	69,639,501	996,432,974	916,727,890
High Yield Fund	45,748,240	145,423,445	—	—
International Fixed Income Fund	11,398,925	27,862,868	133,353,969	127,391,137
Municipal Bond Fund	10,805,395	7,158,505	—	—
Inflation-Linked Fixed Income Fund	14,897,461	6,447,077	108,445,724	74,802,264
Ultra-Short Term Fixed Income Fund	153,573,294	51,884,749	58,000,082	72,871,718
Alternative Strategies Fund*	17,622	—	—	—

*	The values shown represent the period from Fund’s inception (February 15, 2018) through the period end February 28, 2018.

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation at February 28, 2018 have been disclosed under respective schedules of investments.

Notes to Financial Statements

(unaudited) (continued)

4. Shares of Beneficial Interest

At February 28, 2018, the Trust had an unlimited number of units of beneficial interest (shares) authorized with a par value of $0.001 per share. At February 28, 2018, Trustees and executive officers of the Trust as a group owned of record less than 1% of the outstanding shares of the Trust.

Transactions in shares of each Fund were as follows:

	Period Ended February 28, 2018	Year Ended August 31, 2017
Large Cap Equity Fund
Shares sold	5,302,994	10,239,844
Shares issued on reinvestment	4,143,088	3,438,631
Shares repurchased	(12,676,982)	(23,968,960)

Net Decrease	(3,230,900)	(10,290,485)

Small-Mid Cap Equity Fund
Shares sold	2,722,828	12,490,360
Shares issued on reinvestment	1,203,655	538,169
Shares repurchased	(10,342,680)	(5,822,094)

Net Increase (Decrease)	(6,416,197)	7,206,435

International Equity Fund
Shares sold	26,161,025	19,104,418
Shares issued on reinvestment	1,716,459	2,848,674
Shares repurchased	(7,479,938)	(24,719,549)

Net Increase (Decrease)	20,397,546	(2,766,457)

Emerging Markets Equity Fund
Shares sold	2,720,095	5,307,615
Shares issued on reinvestment	423,141	368,792
Shares repurchased	(3,636,334)	(8,488,492)

Net Decrease	(493,098)	(2,812,085)

Core Fixed Income Fund
Shares sold	20,907,288	21,671,540
Shares issued on reinvestment	1,198,040	3,247,125
Shares repurchased	(6,922,731)	(24,056,455)

Net Increase	15,182,597	862,210

High Yield Fund
Shares sold	3,957,045	11,119,443
Shares issued on reinvestment	1,022,520	4,810,676
Shares repurchased	(32,063,915)	(57,107,868)

Net Decrease	(27,084,350)	(41,177,749)

Notes to Financial Statements

(unaudited) (continued)

	Period Ended February 28, 2018	Year Ended August 31, 2017
International Fixed Income Fund
Shares sold	1,925,192	3,704,785
Shares issued on reinvestment	226,162	259,637
Shares repurchased	(1,861,284)	(9,561,088)

Net Increase (Decrease)	290,070	(5,596,666)

Municipal Bond Fund
Shares sold	1,050,350	862,126
Shares issued on reinvestment	79,253	373,740
Shares repurchased	(459,572)	(2,026,878)

Net Increase (Decrease)	670,031	(791,012)

Inflation-Linked Fixed Income Fund
Shares sold	4,503,515	6,445,325
Shares issued on reinvestment	233,454	424,881
Shares repurchased	(1,201,604)	(3,525,171)

Net Increase	3,535,365	3,345,035

Ultra-Short Term Fixed Income Fund
Shares sold	13,026,060	15,328,794
Shares issued on reinvestment	305,741	403,890
Shares repurchased	(2,080,845)	(4,365,657)

Net Increase	11,250,956	11,367,027

		Period Ended February 28, 2018*
Alternative Strategies Fund
Shares sold		2,000
Shares issued on reinvestment		—
Shares repurchased		—

Net Increase		2,000

*	The values shown represent the period from Fund’s inception (February 15, 2018) through the period end February 28, 2018.

5. Capital Loss Carry Forward

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carryforwards may be more likely to expire unused.

Notes to Financial Statements

(unaudited) (continued)

As of August 31, 2017, the Funds had the following net capital loss carryforwards remaining:

Year of Expiration	Large Cap Equity Fund	Small-Mid Cap Equity Fund	International Equity Fund	Emerging Market Equity Fund	Core Fixed Income Fund
8/31/2018	$—	$—	$234,746,051	$—	$—
Non-expiring:
Short-Term	—	—	17,150,580	33,875,251	—
Long-Term	—	—	49,942,846	17,571,749	—

	$—	$—	$301,839,477	$51,447,000	$—

Year of Expiration	High Yield Fund	Municipal Bond Fund	International Fixed Income Fund	Inflation-Linked Fixed Income Fund	Ultra-Short Term Fixed Income Fund
8/31/2018	$5,672,191	$—	$4,292,447	$—	$—
Non-expiring:
Short-Term	4,992,317	141,542	832,998	—	446,766
Long-Term	22,522,183	—	777,147	—	89,442

	$33,186,691	$141,542	$5,902,592	$—	$536,208

6. Recent Accounting Pronouncement

In March 2017, the FASB issued ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

7. Subsequent Events

Management has evaluated subsequent events after the balance sheet date through the date that the financial statements were issued and has not identified any additional events or transactions that would require recognition or disclosure in the financial statements other than the distribution information below.

Subsequent to February 28, 2018, the Funds made the following distributions:

Record Date Payable Date	Core Fixed Income Fund	High Yield Fund	Municipal Bond Fund	Inflation-Linked Fixed Income Fund	Ultra-Short Term Fixed Income Fund
3/1/18-3/31/18	$0.018869	$0.016145	$0.020933	$0.043240	$0.021377

Board Approval of Management Agreement and Investment Advisory Agreements

(unaudited)

The Consulting Group Capital Markets Funds (“Trust” and, each series thereof, a “Fund”) and Consulting Group Advisory Services LLC (“Manager”), a business of Morgan Stanley, have entered into an investment management agreement (“Management Agreement”), pursuant to which, the Manager serves as “manager of managers” for the Trust and selects and oversees professional asset managers (each, a “Sub-adviser” and collectively, the “Sub-advisers”) each of which is responsible for investing the portion of assets of the Funds allocated to them pursuant to investment advisory agreements (the “Sub-advisory Agreements” and, together with the Management Agreement, the “Agreements”) between the Manager and each of the Sub-advisers.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Agreements be approved initially for a two-year period, and annually renewed thereafter (although the first renewal may be up to two years after its initial approval), by the Trust’s Board of Trustees (“Board”) and by a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Agreements (“Independent Trustees”), by vote cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of the approval of the Agreements, the Independent Trustees must request and evaluate such information as may reasonably be necessary to make a reasonable business judgment with respect to the approval of the Agreements, and the Manager and Sub-advisers are required to provide such information.

At an in-person meeting held on December 18-19, 2017 (the “Meeting”), the Board, including a majority of the Independent Trustees, approved the continuance of certain Sub-advisory Agreements with respect to the Funds and the Sub-advisers listed below, which had previously been approved for an initial two-year period. To conform the approval dates of these Sub-advisory Agreements to the approval dates for the other Sub-advisory Agreements of the Funds, the Board will review and consider for approval these Sub-advisory Agreements again at its May 2018 Board meeting at which the Board considers for re-approval the Management Agreement and all other Sub-advisory Agreements. Both in connection with the December 2017 meeting specifically held to address the continuance of the Sub-advisory Agreements and at other meetings during the course of the year, the Independent Trustees requested and received information from the Manager and the Sub-advisers about the services provided pursuant to the Agreements. The Independent Trustees were assisted in their review by Fund counsel and independent legal counsel (“Independent Counsel”) and met with Independent Counsel in executive session separate from representatives of the Manager and the Sub-advisers. The Board approved at the Meeting the Sub-advisory Agreements with the following Sub-advisers on behalf of the indicated Fund:

Sub-adviser Name	Fund(s)

BlackRock Financial Management, Inc.	♦ Large Cap Equity Fund ♦ Small-Mid Cap Equity Fund

Columbia Management Investment Advisers, LLC	♦ Large Cap Equity Fund

Delaware Investments Fund Advisers	♦ Large Cap Equity Fund

Hahn Capital Management, LLC	♦ Small-Mid Cap Equity Fund

Lazard Asset Management LLC	♦ Large Cap Equity Fund

Lyrical Asset Management LP	♦ Large Cap Equity Fund

Neuberger Berman Investment Advisers LLC	♦ Small-Mid Cap Equity Fund

Pacific Investment Management Company LLC	♦ Inflation-Linked Fixed Income Fund ♦ Ultra-Short Term Fixed Income Fund

In voting to approve the Sub-advisory Agreements at the Meeting, the Independent Trustees considered whether the approval of the Sub-advisory Agreements would be in the best interests of the respective Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, Extent and Quality of the Services Provided Under the Sub-advisory Agreements

During the Meeting, the Board considered information regarding the nature, extent and quality of services provided to the Funds by the Sub-advisers under the Sub-advisory Agreements. The Independent Trustees considered information regarding the process by which the Manager selected and recommended the Sub-advisers for Board approval and the Manager’s supervisory activities over the Sub-advisers. The Independent Trustees noted that the Manager monitors and evaluates the performance of each Fund’s

Board Approval of Management Agreement and Investment Advisory Agreements

(unaudited) (continued)

Sub-advisers, including the Sub-advisers’ compliance with the investment objective, policies, and restrictions of the applicable Fund. The Board considered each Sub-adviser’s specific responsibilities in all aspects of the day-to-day management of the portion of the respective Fund’s assets allocated to it, as well as the qualifications, experience and responsibilities of the persons serving as the portfolio managers for the segment of the Fund’s assets managed by the respective Sub-adviser, and other key personnel at the Sub-adviser. The Board specifically took into account each Sub-adviser’s investment process and capabilities, evaluating, if applicable, how the Sub-adviser complemented each of the other Sub-advisers, if any, to the respective Fund.

The Independent Trustees also discussed the acceptability of the terms of the Sub-advisory Agreements. The Independent Trustees considered the Manager’s favorable assessment of the nature and quality of the sub-advisory services provided to the Funds by the Sub-advisers. The Board also reviewed information received from the Manager and the Trust’s Chief Compliance Officer regarding the Trust’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act and those of each Sub-adviser.

The Board reviewed the qualifications, backgrounds and responsibilities of the Trust’s senior personnel and the portfolio management team primarily responsible for the management of the Funds and the selection and evaluation of Sub-Advisers. The Board also considered the Sub-advisers’ brokerage policies and practices, transaction execution standards, policies and practices regarding soft dollars, and quality controls applicable to brokerage allocation procedures.

As to each Sub-advisory Agreement, the Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Sub-advisory Agreement were appropriate.

Fund Performance

The Board noted that it had received and discussed with advisory personnel of the Trust at periodic intervals throughout the year information on the investment performance of each Fund in comparison to similar mutual funds and benchmark performance indices. As to each Sub-adviser recommended by the Manager for renewal, the Board received and considered performance information provided by the Manager for the Sub-adviser managing the portion of the respective Fund’s assets allocated. In addition, as to each Sub-adviser, the Board received a certification of the continued accuracy of the Sub-advisers responses to a comprehensive questionnaire submitted by each Sub-adviser in May 2017.

The Trustees determined, in the context of their full deliberations, that the performance of the Sub-advisers proposed for renewal, with respect to their portion of the applicable Fund’s assets, was appropriate.

Fees and Expense Ratios; Manager Profitability

As to each applicable Fund for which a Sub-advisory Agreement was recommended for renewal, the Board considered the fees payable under the Sub-advisory Agreements. The Board also considered and discussed information about the sub-adviser’s fees for other sub-advised funds and accounts managed by the Sub-advisers. The Board recognized that, because each Sub-adviser’s fee is paid by the Manager, and not the Fund, an analysis of profitability was more appropriate in the context of the Board’s consideration of the Management Agreement between the Trust and the Manager and, therefore, the Board received and considered a profitability analysis of the Manager with respect to the renewal of the various Sub-advisers for the applicable Funds. The Board also took into account the contractual fee waiver in place between the Manager and each Fund, such that the Manager will receive a level advisory fee from each Fund that is tied to the total amount of sub-advisory fees paid and can be, on an annualized basis, no higher than 0.20% of each Fund’s total net assets. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. To the extent available, the Board also reviewed information provided by the Sub-advisers with respect to the relevant Sub-adviser’s profitability in providing subadvisory services to the Funds. The Independent Trustees concluded, in the context of their full deliberations, that the fees payable to the Sub-advisers by the Manager with respect to the assets to be allocated to the Sub-advisers were reasonable and appropriate in light of comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements, and that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided by the Manager and by the respective Sub-adviser.

Board Approval of Management Agreement and Investment Advisory Agreements

(unaudited) (continued)

Economies of Scale

As to each applicable Fund, the Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. The Board considered the various ways economies of scale could be realized and shared with Fund investors, and whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. As to each applicable Fund, the Board also noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economics of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management resources.

Other Benefits to the Sub-advisers

As to each applicable Fund, the Board considered other benefits received by the Sub-advisers and their affiliates as a result of their relationship with the Funds, including soft dollar arrangements, receipt of brokerage and the opportunity to offer additional products and services to Fund shareholders.

In light of each Sub-adviser’s day-to-day management of the portion of the respective Fund’s assets allocated to it, the ancillary benefits that the Sub-advisers and their affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Board, in the context of its full deliberations, approved the Sub-advisory Agreements to continue for another year. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Sub-advisory Agreements. As noted above, the Board will review and consider for approval these Sub-advisory Agreements again at its May 2018 Board meeting.

****

Alternative Strategies Fund

At an in-person meeting of the Board held on September 13-14, 2017 (“September Meeting”), the Board, including a majority of the Independent Trustees, approved a new, separate Management Agreement between the Trust, on behalf of a new series of the Trust, the Alternative Strategies Fund (the “New Fund”) and the Manager (the “IM Agreement”). The Independent Trustees requested and received information from the Manager they deemed reasonably necessary for their review of the IM Agreement and the services to be provided to the New Fund by the Manager. Included was information about the Manager, as well as the management, administration and distribution arrangements for the New Fund. The Independent Trustees were assisted in their review by Fund counsel and Independent Counsel and met with Independent Counsel in executive sessions separate from representatives of the Manager. In voting to approve the IM Agreement, the Independent Trustees considered whether the approval of the IM Agreement would be in the best interests of the New Fund and its prospective shareholders, an evaluation based on several factors including those discussed below.

Nature, Extent and Quality of the Services to be provided to the New Fund under the IM Agreement

The Board received and considered information regarding the nature, extent and quality of services to be provided to the New Fund by the Manager under the IM Agreement. In addition, the Independent Trustees received and considered other information regarding the administrative and other services to be rendered to the New Fund and its shareholders by the Manager. The Independent Trustees considered the Manager’s specific proposed responsibilities in all aspects of day-to-day management of the New Fund, noting that the New Fund was not currently expecting to allocate any of its assets to sub-advisers and that, unlike the other series of the Trust, the Manager would, at least initially, directly manage the New Fund’s assets, which would be invested primarily in shares of other investment funds. At the Meeting, the Independent Trustees also heard from the Manager’s portfolio management team who were proposed to manage the New Fund’s assets, including Mr. Sukru Saman, and considered, the qualifications, experience and responsibilities of the portfolio managers for the New Fund. The Independent Trustees specifically took into account the Manager’s investment process and capabilities managing assets. The Independent Trustees also discussed the acceptability of the terms of the IM Agreement with respect to the New Fund. The Board reviewed information received from the

Board Approval of Management Agreement and Investment Advisory Agreements

(unaudited) (continued)

Manager and the Trust’s Chief Compliance Officer regarding the Trust’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including how the New Fund would be incorporated into the Trust’s existing policies and procedures and how differences between the New Fund and the other series of the Trust would be taken into account therein.

With respect to the New Fund, the Board concluded, in the context of its full deliberations, that, overall, it was satisfied with the nature, extent and quality of services expected to be provided under the IM Agreement.

Fund Performance

Because the New Fund had not yet commenced operations, the Independent Trustees could not consider the investment performance of the Manager in managing the New Fund’s portfolio. The Board, however, received information from management regarding the lead portfolio manager’s historical performance returns in managing a composite of client accounts that pursued an investment strategy substantially similar to that which would be pursued by the New Fund. The Independent Trustees discussed with representatives of the Manager the investment strategy to be employed by the Manager in the management of the New Fund’s assets. The Independent Trustees noted the reputation and experience of the Manager and the portfolio manager’s experience. The Board determined that these factors also supported a decision to approve the IM Agreement.

Fees and Expense Ratios; Manager Profitability

With respect to the New Fund, the Board reviewed and considered the contractual management fee payable by the New Fund to the Manager in light of the nature, extent and quality of the management expected to be provided by the Manager. The Board reviewed with management the scope of services to be provided to the New Fund by the Manager, noting that the Manager will coordinate and oversee the provision of services to the New Fund by other fund service providers, including any sub-adviser that may be appointed in the future. The Board also noted the contractual fee waiver that the Manager had agreed to, effective from January 1, 2018 through at least January 1, 2019, pursuant to which for as long as the New Fund did not engage sub-advisers, the Manager would effectively waive 1.00% of its 1.20% contractual advisory fee, but that a higher advisory fee pursuant to the IM Agreement would preserve the ability to allocate a portion of the New Fund’s shares to one or more sub-advisers in the future, if the Manager and the Board determine that it would be in the best interests of the New Fund and its shareholders. The Independent Trustees also considered whether the fee under the IM Agreement was based on services expected to be provided that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the underlying funds in which the Fund would invest. Additionally, the Board received and considered information comparing the New Fund’s contractual management fee with those of comparable funds, which showed that the New Fund’s contractual management fee was competitive with the management fees payable by such other funds. The Independent Trustees concluded, in the context of their full deliberations, that the proposed fee payable to the Manager with respect to the New Fund was reasonable and appropriate in light of expense information and the nature, extent and quality of the services expected to be provided to the New Fund under the IM Agreement, and that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services expected to be provided by the Manager.

Economies of Scale

With respect to the New Fund, the Board discussed any economies of scale or other efficiencies that may result from increases in the New Fund’s assets over time. The Board noted that there are various ways to share potential economies of scale with Fund shareholders and that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined, in the context of its full deliberations, that, with respect to the New Fund, the contractual management fee was reasonable in light of the nature, extent and quality of the services expected to be provided to the New Fund under the IM Agreement.

Board Approval of Management Agreement and Investment Advisory Agreements

(unaudited) (continued)

Other Benefits to the Manager

The Board considered other benefits expected to be received by the Manager and its affiliates as a result of its relationship with the New Fund. In light of the expected costs of providing investment management and other services to the New Fund and the Manager’s commitment to the New Fund, any other ancillary benefits that the Manager and its affiliates expect to receive were considered by the Independent Trustees to be reasonable. The Board noted that the Manager may direct fund brokerage transactions to certain brokers to obtain research and other services. However, the Board noted that the Manager was required to select brokers who met the New Fund’s requirements for seeking best execution, and that the Trust’s Chief Compliance Officer will monitor and evaluate trade execution with respect to fund brokerage transactions on a quarterly basis and will provide reports to the Board on these matters for the New Funds. The Board concluded that the benefits that the Manager may receive by virtue of its relationship with the New Fund appeared to be reasonable.

Based on their discussions and considerations, including those described above, the Board, in the context of its full deliberations, approved the IM Agreement with respect to the New Fund.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the IM Agreement with the New Fund. The IM Agreement became effective as of December 20, 2017.

****

Large Cap Equity Fund and International Equity Fund

At the September Meeting, the Board also approved separate Sub-advisory Agreements between the Manager, with respect to the Large Cap Equity Fund, and ClearBridge Investments, LLC (“ClearBridge”), as well as between the Manager, with respect to the International Equity Fund (together with the Large Cap Equity Fund, the “Funds”), and Victory Capital Management, Inc. (“Victory”) and Wellington Management Company, LLC (“Wellington” and, collectively with ClearBridge and Victory, the “Sub-Advisers”), pursuant to which the Sub-advisers provide day-to-day management of a percentage of the respective Fund’s portfolio allocated to it by the Manager. The Independent Trustees requested and received information from the Manager and the Sub-advisers they deemed reasonably necessary for their review of each Sub-advisory Agreement and the services to be provided by ClearBridge as Sub-adviser for the Large Cap Equity Fund and Victory and Wellington as Sub-advisers for the International Equity Fund. Included were due diligence materials prepared by the Manager and other information about the Sub-advisers. Representatives from ClearBridge, Wellington and Victory also made presentations to and responded to questions from the Board at the September Meeting. The Independent Trustees were assisted in their review by Fund counsel and Independent Counsel and met with Independent Counsel in executive sessions separate from representatives of the Manager and the Sub-advisers. In voting to approve the Sub-advisory Agreements, the Independent Trustees considered whether the approval of the respective Sub-advisory Agreement would be in the best interests of the applicable Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, Extent and Quality of the Services to be provided to the Fund under the Sub-advisory Agreement

As to each Sub-advisory Agreement, the Board received and considered information regarding the nature, extent and quality of services to be provided to the respective Fund by the Sub-adviser under the Sub-advisory Agreement. The Independent Trustees considered information regarding the process by which the Manager selected and recommended for the Funds the Sub-advisers for Board approval and the Manager’s supervisory activities over the Sub-advisers, including monitoring the Sub-advisers’ compliance with the investment objective, policies, and restrictions of the Funds. The Independent Trustees considered each Sub-adviser’s specific responsibilities in all aspects of day-to-day management of the portion of the respective Fund’s assets allocated to the Sub-Adviser, as well as the qualifications, experience and responsibilities of the persons who would serve as the portfolio managers for the Fund’s assets to be managed by such Sub-adviser, and other key personnel at the Sub-advisers. The Independent Trustees specifically took into account each Sub-adviser’s investment process and capabilities, evaluating how each Sub-adviser would complement each of the other Sub-advisers for the applicable Fund. The Independent Trustees also discussed the acceptability of the terms of each Sub-advisory Agreement with respect to the Funds. With respect to each Sub-adviser, the Independent Trustees also considered the Manager’s favorable assessment of the nature and quality of the sub-advisory services expected to be provided to the applicable Fund by the Sub-adviser. The Board reviewed information received from the Manager and the Trust’s Chief

Board Approval of Management Agreement and Investment Advisory Agreements

(unaudited) (continued)

Compliance Officer regarding the Trust’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, and those of each of the Sub-advisers.

The Independent Trustees then discussed with representatives of management the portfolio management strategy of each Sub-adviser. The Board considered information regarding each Sub-adviser’s financial condition. The Board also considered each Sub-adviser’s brokerage policies and trading practices.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services expected to be provided under each Sub-advisory Agreement by the respective Sub-adviser.

Fund Performance

Because the Sub-advisers were newly-appointed for the Funds, the Trustees could not consider their investment performance in managing the respective Fund’s portfolio as a factor in evaluating the Sub-advisory Agreements during the September Meeting. The Board, however, received information from management regarding each Sub-adviser’s historical performance returns managing investment mandates similar to the respective Fund’s investment mandate, with such performance compared to a relevant index. The Independent Trustees discussed with representatives of the Manager the investment strategy to be employed by each Sub-adviser in the management of the respective Fund’s assets. The Independent Trustees noted the reputation and experience of each Sub-adviser, the respective portfolio managers’ experience, and the Manager’s experience and reputation in selecting, evaluating, and overseeing investment managers. The Board determined that these factors also supported a decision to approve each Sub-advisory Agreement.

Fees and Expense Ratio; Manager Profitability

The Board considered the proposed fees payable under each Sub-advisory Agreement, noting that the proposed fees would be paid by the Manager and, thus, would not impact the fees paid by the Funds. The Board also considered and discussed information about each Sub-adviser’s fees for other sub-advised funds and accounts managed by the Sub-adviser. The Board recognized that, because each Sub-adviser’s fee would be paid by the Manager, and not the Funds, an analysis of profitability was more appropriate in the context of the Board’s consideration of the Management Agreement between the Trust and the Manager and, therefore, the Board received and considered a profitability analysis of the Manager with respect to the proposed engagement of each Sub-adviser as additional sub-advisers for the Funds. The Independent Trustees concluded that the proposed fees payable to each Sub-adviser by the Manager with respect to the assets to be allocated to such Sub-adviser were reasonable and appropriate and the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided by the Manager and to be provided by each Sub-advisers to the respective Fund.

Economies of Scale

The Independent Trustees recognized that because the proposed fees payable to each Sub-adviser would be paid by the Manager, and not the Funds, and, thus, would not impact the fees paid by the Funds, an analysis of economies of scale was more appropriate in the context of the Board’s consideration of the Management Agreement between the Trust and the Manager. Accordingly, considerations of economies of scale were not relevant to the Independent Trustees’ determination to approve each Sub-advisory Agreement during the September Meeting.

Other Benefits to the Sub-advisers

The Board considered other benefits expected to be received by each Sub-adviser and their affiliates as a result of their relationship with the respective Fund. The Board noted that each Sub-adviser may direct fund brokerage transactions to certain brokers to obtain research and other services. However, the Board noted that each Sub-adviser was required to select brokers who met the Fund’s requirements for seeking best execution, and that the Trust’s Chief Compliance Officer will monitor and evaluate trade execution with respect to fund brokerage transactions on a quarterly basis and will provide reports to the Board on these matters for the Funds. The Board concluded that the benefits that each Sub-adviser may receive by virtue of their relationship with the Funds appeared to be reasonable.

Board Approval of Management Agreement and Investment Advisory Agreements

(unaudited) (continued)

Based on their discussions and considerations, including those described above, the Board approved each Sub-advisory Agreement with respect to the applicable Fund.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve each Sub-advisory Agreement. The Sub-advisory Agreement between the Manager and ClearBridge, with respect to the Large Cap Equity Fund, became effective as of November 20, 2017, the Sub-advisory Agreement between the Manager and Victory, with respect to the International Equity Fund, became effective as of November 27, 2017, and the Sub-advisory Agreement between the Manager and Wellington, with respect to the International Equity Fund, became effective as of December 4, 2017.

Additional Information

(unaudited)

Trustees and Officers of the Trust

The Trust’s Board of Trustees (“Board” or “Trustees”) is responsible for overseeing the Trust’s management and operations. The Board approves all significant agreements between the Trust and the companies that furnish services to the Funds, including agreements with the Trust’s distributor, Sub-advisers, custodian, transfer agent and administrator. The Board elects officers who are responsible for the day-to-day operations of the Trust and the Funds and who execute policies authorized by the Board.

Consulting Group Advisory Services LLC (“CGAS” or “Manager”), a business of Morgan Stanley LLC (“Morgan Stanley”), serves as the investment adviser for each Fund. The Funds employ a “multi-manager” strategy. The Manager selects and oversees professional money managers (each a “Sub-adviser”) who are responsible for investing the assets of the Funds allocated to them. In addition to investment management services, the Manager monitors and supervises the services provided to the Trust by its administrator. The Manager also is responsible for conducting all operations of the Trust, except those operations contracted to the Sub-advisers, the custodian, the transfer agent and the administrator.

The names of the Trustees and officers of the Trust, their addresses and years of birth, together with information as to their principal business occupations and, for the Trustees, other board memberships they have held during the past five years, are set forth below. The executive officers of the Trust are employees of organizations that provide services to the Funds.

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held During Past Five Years by Trustee

INDEPENDENT TRUSTEES

Mark J. Reed North American Management 1 North Brentwood Blvd., Suite 1510 St. Louis, MO 63105 Birth Year: 1964	Chairman and Trustee	Since 2007 (Chairman since 2018)	Principal and Portfolio Manager, North American Management Corp. (2013-present); and Managing Director and Chief Compliance Officer, Bush O’Donnell Investment Advisors, Inc. (1988-2013)	11	None

Adela Cepeda PFM Financial Advisors LLC 222 N. LaSalle Street, Suite 910 Chicago, IL 60601 Birth Year: 1958	Vice Chairman and Trustee	Since 2008 (Vice Chairman since 2018)	Managing Director, PFM Financial Advisors, LLC (September 2016-present); President, A.C. Advisory, Inc. (1995-September 2016)	11	Director, BMO Financial Corp. (2012-present); Trustee, Mercer Funds (2005-present); Trustee, UBS Funds (2004-present); formerly Director, Fort Dearborn Income Securities (2000-August 2016); formerly Director, Amalgamated Bank of Chicago (2003-2012); and formerly Director, Municipal Securities Rulemaking Board (2010-2012)

Additional Information

(unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held During Past Five Years by Trustee

W. Thomas Matthews 149 Laurel Ridge Circle Aiken, SC 29803 Birth Year: 1949	Trustee	Since 2009 (Interested Trustee from 2006-2009)	Retired; Advisor, Smith Barney (2005-2007)	11	Chairman Emeritus, Congressional Medal of Honor Foundation (2009-Present), formerly Treasurer (2009-2016); and Chairman Emeritus, America’s Warrior Partnership (2017-present), formerly Chairman (2013-2016) and Director (2013-2017)

Eric T. McKissack, CFA® Channing Capital Management, LLC 10 S. LaSalle Street, Suite 2401 Chicago, IL 60603 Birth Year: 1953	Trustee	Since 2013	Founder and Chief Executive Officer, Channing Capital Management, LLC (investment management) (2004-present)	11	Trustee and Chairman, FlexShares Funds (2011-present); Trustee, The Art Institute of Chicago (2001-present); Director, Shirley Ryan AbilityLab (2000-present); Director, Urban Gateways (1995-present); and formerly Director, ICMA Retirement Corp. (2005-2012)

John J. Murphy Murphy Capital Management, Inc. 268 Main Street Gladstone, NJ 07934 Birth Year: 1944	Trustee	Since 2002	President, Murphy Capital Management (Investment Management) (2017-present); Senior Vice President, Peapack-Gladstone Bank (commercial bank) (2017-present); and Founder and Senior Principal, Murphy Capital Management (investment management) (1983-2017)	11	Trustee, Legg Mason Partners Equity Trust (2007-present); Trustee, UBS Funds (2009-present); and formerly Director, Fort Dearborn Income Securities (2013-2016)

Additional Information

(unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held During Past Five Years by Trustee

INTERESTED TRUSTEE

Paul Ricciardelli** Morgan Stanley 522 Fifth Avenue, 14th Floor, New York, NY 10036 Birth Year: 1969	Trustee and Chief Executive Officer and President	Since April 2017	Head of IAR/GIMA, Morgan Stanley (2011-present); Head of Wealth Advisory Solutions, Morgan Stanley (March 2017-present); formerly, Head of Manager Solutions, Morgan Stanley (2015-March 2017)	11	None

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past Five Years

OFFICERS

Francis Smith Morgan Stanley 522 Fifth Avenue, 4th Floor New York, NY 10036 Birth Year: 1965	Chief Financial Officer (“CFO”) and Treasurer	Since 2014	Managing Director, Morgan Stanley (2017-present); formerly Executive Director, Morgan Stanley (2001-2016); and Treasurer and Principal Financial Officer of various Morgan Stanley Funds (2003-present)

Eric Metallo Morgan Stanley 1633 Broadway, 26th Floor New York, NY 10019 Birth Year: 1976	Chief Legal Officer and Secretary	Since August 2015	Executive Director, Morgan Stanley Wealth Management (2014-present); formerly Senior Vice President and Associate General Counsel, PineBridge Investments (2011-2014); and formerly Corporate Counsel, Franklin Templeton Investments (2006-2011)

Joseph Signora Morgan Stanley 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1977	Chief Compliance Officer	Since December 2017	Executive Director, Morgan Stanley (2017-present); Senior Director, AXA Equitable (2015-2017); Vice President, EQ Advisors Trust (2015-2017); Vice President, AXA Premier VIP Trust (2015-2017); Vice President, 1290 Funds (2015-2017); Vice President, FMG LLC (2015-2017); Deputy Chief Compliance Officer, Emerging Global Advisors (2014-2015); Chief Compliance Officer, EGA Emerging Global Shares Trust (2014-2015); Chief Compliance Officer, EGA Frontier Diversified Core Fund (2014-2015); and Director of Compliance, Vank Eck Associates (2011-2014)

Additional Information

(unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past Five Years

Sara Cetron Morgan Stanley 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1980	Chief Administrative Officer	Since March 2017	Vice President, Morgan Stanley (2015-present); and formerly Platform Management, Managed Solutions, Barclays Capital Inc. (2008-2015)

Robert Garcia Morgan Stanley 522 Fifth Avenue, 12th Floor New York, NY 10036 Birth Year: 1983	Chief Operating Officer Investment Officer Co-Chief Operating Officer	Since May 2016 Since July 2015 August 2015-May 2016	Head of Operations and Strategy, Morgan Stanley (2017-present); formerly Head of Portfolio Operations-WMIR, Morgan Stanley (2016-2017); Head of Packaged Digital Solutions, Morgan Stanley (2015-present); formerly Head of Strategy and Development- Global Investment Solutions, Morgan Stanley (2013-2015); and formerly Overlay Portfolio Manager, Morgan Stanley (2009-2013)

Franceen Jansen Morgan Stanley 522 Fifth Avenue, 12th Floor New York, NY 10036 Birth Year: 1959	Investment Officer	Since August 2015	Executive Director, Morgan Stanley (2010-present)

Brian Mulley Morgan Stanley 522 Fifth Avenue, 11th Floor New York, NY 10036 Birth Year: 1977	Investment Officer	Since August 2015	Investment Analyst, Executive Director, Morgan Stanley (2005-present)

Matthew Rizzo Morgan Stanley Delaware Corporate Center II 2 Righter Parkway, 3rd Floor Wilmington, DE 19803 Birth Year: 1970	Investment Officer	Since August 2015	Executive Director, Manager Solutions, Morgan Stanley (2015-present); formerly Head of Investment Strategy and Content, Morgan Stanley (2012-2015); and formerly Senior Analyst, Morgan Stanley Smith Barney (2006-2012)

Sukru Saman Morgan Stanley 522 5th Avenue, 14th Floor New York, NY 10036 Birth Year: 1972	Investment Officer	Since August 2015	Investment Officer, Morgan Stanley Wealth Management (2013-present); and formerly Due Diligence Analyst, Morgan Stanley Wealth Management (2009-2013)

Lisa Shalett Morgan Stanley 522 Fifth Avenue, 12th Floor New York, NY 10036 Birth Year: 1963	Investment Officer	Since August 2015	Head of Investment and Portfolio Strategies, Morgan Stanley (2013-present); formerly Chief Investment Officer, Bank of America/Merrill Lynch (2011-2013); and formerly Head of Alliance Growth Equities, Alliance Bernstein (1995-2010)

Additional Information

(unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past Five Years

Anthony Scaturro Morgan Stanley 1633 Broadway, 27th Floor New York, NY 10019 Birth Year: 1974	Anti-Money Laundering (“AML”) Compliance Officer	Since August 2015	AML Compliance Officer, Morgan Stanley (2014-present); and formerly Field Compliance Officer, Morgan Stanley (2009-2014)

James J. Tracy Morgan Stanley 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1957	Product Management Officer Trustee Chief Executive Officer and President	Since May 2016 2013-2015 2013-2015	Managing Director, Director of Consulting Group and Practice Management (2016-present); Managing Director, Vice Chairman of Wealth Management (2015); formerly Managing Director, Director of Consulting Group Wealth Advisory Solutions (2012-2015); and formerly Managing Director, Director of National Sales and Business Development, Morgan Stanley (2011-2012)

Steven Ross Morgan Stanley 522 Fifth Avenue, 4th Floor New York, NY 10036 Birth Year: 1971	Assistant Treasurer	Since 2014	Executive Director, Morgan Stanley (2013-present); and formerly Vice President, Morgan Stanley (2005-2013)

Robert Creaney Morgan Stanley One Financial Place 440 South LaSalle Street, 39th Floor Chicago, IL 60605 Birth Year: 1974	Assistant Treasurer	Since 2014	Executive Director, Morgan Stanley (1997-present)

Michael Conklin Morgan Stanley One Financial Place 440 South LaSalle Street, 39th Floor Chicago, IL 60605 Birth Year: 1977	Assistant Treasurer	Since 2014	Vice President, Morgan Stanley (2013-present); and formerly Vice President, First Trust Portfolios (2009-2013)

Suzan M. Barron Brown Brothers Harriman & Co. (“BBH&Co.”) 50 Post Office Square Boston, MA 02110 Birth Year: 1964	Assistant Secretary	Since 2011	Senior Vice President and Senior Investor Services Counsel, Corporate Secretary and Regulatory Support Practice of Fund Administration, BBH&Co. (2005-present)

*	Each Trustee remains in office until he or she resigns, retires or is removed.
**	Mr. Ricciardelli is an “interested person” of the Trust as defined in the 1940 Act because of his position with Morgan Stanley.
***	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Important Tax Information

(unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended August 31, 2017:

	Large Cap Equity Fund	Small-Mid Cap Equity Fund	International Equity Fund	Emerging Markets Equity Fund	High Yield Fund
Record Date	12/2/2016	12/2/2016	12/2/2016	12/2/2016	Monthly
Payable Date	12/5/2016	12/5/2016	12/5/2016	12/5/2016	Monthly
Ordinary Income:
Qualified Dividend Income for Individuals	100%	100%	100%	100%	—
Dividends Qualifying for the Dividends Received Deduction for Corporations	100%	100%	—	—	—
Foreign Source Income	—	—	99.54%*	99.99%*	—
Foreign Tax Paid Per Share	—	—	$0.01927	$0.03662	—
Long-Term Capital Gain Dividend	$0.32543	$0.29148	—	—	—

	Core Fixed Income Fund	International Fixed Income Fund	Municipal Bond Fund	Inflation-Linked Fixed Income Fund	Ultra-Short Term Fixed Income Fund
Record Date	Monthly	12/2/2016	Monthly	Monthly	Monthly
Payable Date	Monthly	12/5/2016	Monthly	Monthly	Monthly
Ordinary Income:
Qualified Dividend Income for Individuals	—	—	—	—	—
Dividends Qualifying for the Dividends Received Deduction for Corporations	—	—	—	—	—
Interest from Tax-Exempt Obligations	—	—	100%	—	—
Interest from Federal Obligations	34.87%	4.72%	—	86.84%	3.22%
Long-Term Capital Gain Dividend	$0.01837	—	$0.23833	$0.00390	—

*	Expressed as a percentage of the cash distribution grossed-up for foreign taxes.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult with your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax adviser regarding the appropriate treatment of foreign taxes paid.

Please retain this information for your records.

TK 2120A, 2/18

MORGAN STANLEY SMITH BARNEY LLC

Distributor

CONSULTING GROUP ADVISORY SERVICES LLC

Investment Adviser

This report is submitted for the general information of the shareholders of Consulting Group Capital Markets Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Trust which contains information concerning the Trust’s Investment policies, charges and expenses as well as other pertinent information.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call 1-888-454-3965 (“ask for Consulting Group”).

Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-888-454-3965 (ask for “Consulting Group”), (2) on the Funds’ website at www.morganstanley.com/cgcm and (3) on the SEC’s website at www.sec.gov.

© 2018 Morgan Stanley Smith Barney LLC (“Morgan Stanley”). Consulting Group Advisory Services LLC (“CGAS”) is a business of Morgan Stanley. Securities are offered through Morgan Stanley.

Consulting Group Capital Markets Funds

2000 Westchester Avenue

Purchase, NY 10577

ITEM 2. CODE OF ETHICS.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 6. INVESTMENTS.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)) were effective, as of a date within 90 days of the filing date of this report, based on his evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(b)), and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d)), that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 13. EXHIBITS.

(a)(1) Not Applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are attached hereto.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350 as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Consulting Group Capital Markets Funds

By:	/s/ Paul Ricciardelli
Paul Ricciardelli
Chief Executive Officer
Consulting Group Capital Markets Funds

Date:	May 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Paul Ricciardelli
Paul Ricciardelli
Chief Executive Officer
Consulting Group Capital Markets Funds

Date:	May 7, 2018

Consulting Group Capital Markets Funds

By:	/s/ Francis Smith
Francis Smith
Chief Financial Officer
Consulting Group Capital Markets Funds

Date:	May 7, 2018